UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President and Principal Executive Officer

DoubleLine Funds Trust

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

DoubleLine Total Return Bond Fund
Class I | DBLTX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.49%
*	Annualized
KEY FUND STATISTICS

Net Assets	$30,457,575,497
Number of Holdings	3,017
Total Advisory Fees Paid	$59,905,363
Portfolio Turnover	9%
Effective Duration	5.48 years
Weighted Average Life	5.67 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	12.2
Agency	41.4
AAA	12.9
AA	2.2
A	5.0
BBB	4.7
BB	0.7
B and Below	6.8
Not Rated	9.7
Other	4.4
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	49.1
Non-Agency Residential Collateralized Mortgage Obligations	24.0
Non-Agency Commercial Mortgage Backed Obligations	7.7
Asset Backed Obligations	5.8
Collateralized Loan Obligations	4.4
US Government and Agency Obligations	4.3
Money Market Funds	4.2
Futures Contracts	0.1
Cash & Other	0.4
DoubleLine Total Return Bond Fund	PAGE 1	TSR-SAR-258620103

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 2	TSR-SAR-258620103

DoubleLine Total Return Bond Fund
Class N | DLTNX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$38	0.74%
*	Annualized
KEY FUND STATISTICS

Net Assets	$30,457,575,497
Number of Holdings	3,017
Total Advisory Fees Paid	$59,905,363
Portfolio Turnover	9%
Effective Duration	5.48 years
Weighted Average Life	5.67 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	12.2
Agency	41.4
AAA	12.9
AA	2.2
A	5.0
BBB	4.7
BB	0.7
B and Below	6.8
Not Rated	9.7
Other	4.4
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	49.1
Non-Agency Residential Collateralized Mortgage Obligations	24.0
Non-Agency Commercial Mortgage Backed Obligations	7.7
Asset Backed Obligations	5.8
Collateralized Loan Obligations	4.4
US Government and Agency Obligations	4.3
Money Market Funds	4.2
Futures Contracts	0.1
Cash & Other	0.4
DoubleLine Total Return Bond Fund	PAGE 1	TSR-SAR-258620202

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 2	TSR-SAR-258620202

DoubleLine Total Return Bond Fund
Class R6 | DDTRX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$22	0.43%
*	Annualized
KEY FUND STATISTICS

Net Assets	$30,457,575,497
Number of Holdings	3,017
Total Advisory Fees Paid	$59,905,363
Portfolio Turnover	9%
Effective Duration	5.48 years
Weighted Average Life	5.67 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	12.2
Agency	41.4
AAA	12.9
AA	2.2
A	5.0
BBB	4.7
BB	0.7
B and Below	6.8
Not Rated	9.7
Other	4.4
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	49.1
Non-Agency Residential Collateralized Mortgage Obligations	24.0
Non-Agency Commercial Mortgage Backed Obligations	7.7
Asset Backed Obligations	5.8
Collateralized Loan Obligations	4.4
US Government and Agency Obligations	4.3
Money Market Funds	4.2
Futures Contracts	0.1
Cash & Other	0.4
DoubleLine Total Return Bond Fund	PAGE 1	TSR-SAR-258620566

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 2	TSR-SAR-258620566

DoubleLine Core Fixed Income Fund
Class I | DBLFX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.46%
*	Annualized
KEY FUND STATISTICS

Net Assets	$6,683,225,186
Number of Holdings	1,625
Total Advisory Fees Paid	$11,787,837
Portfolio Turnover	21%
Effective Duration	5.51 years
Weighted Average Life	6.30 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.1
Agency	20.2
AAA	6.3
AA	3.7
A	8.3
BBB	17.5
BB	5.1
B and Below	7.7
Not Rated	3.0
Other	3.1
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.3
US Government and Agency Obligations	19.6
US Corporate Bonds	15.3
Non-Agency Residential Collateralized Mortgage Obligations	10.4
Affiliated Mutual Funds	7.9
Foreign Corporate Bonds	5.4
Non-Agency Commercial Mortgage Backed Obligations	4.9
Money Market Funds	3.2
Asset Backed Obligations	3.1
Cash & Other	7.9
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-SAR-258620301

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-SAR-258620301

DoubleLine Core Fixed Income Fund
Class N | DLFNX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$36	0.71%
*	Annualized
KEY FUND STATISTICS

Net Assets	$6,683,225,186
Number of Holdings	1,625
Total Advisory Fees Paid	$11,787,837
Portfolio Turnover	21%
Effective Duration	5.51 years
Weighted Average Life	6.30 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.1
Agency	20.2
AAA	6.3
AA	3.7
A	8.3
BBB	17.5
BB	5.1
B and Below	7.7
Not Rated	3.0
Other	3.1
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.3
US Government and Agency Obligations	19.6
US Corporate Bonds	15.3
Non-Agency Residential Collateralized Mortgage Obligations	10.4
Affiliated Mutual Funds	7.9
Foreign Corporate Bonds	5.4
Non-Agency Commercial Mortgage Backed Obligations	4.9
Money Market Funds	3.2
Asset Backed Obligations	3.1
Cash & Other	7.9
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-SAR-258620400

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-SAR-258620400

DoubleLine Core Fixed Income Fund
Class R6 | DDCFX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$20	0.40%
*	Annualized
KEY FUND STATISTICS

Net Assets	$6,683,225,186
Number of Holdings	1,625
Total Advisory Fees Paid	$11,787,837
Portfolio Turnover	21%
Effective Duration	5.51 years
Weighted Average Life	6.30 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.1
Agency	20.2
AAA	6.3
AA	3.7
A	8.3
BBB	17.5
BB	5.1
B and Below	7.7
Not Rated	3.0
Other	3.1
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.3
US Government and Agency Obligations	19.6
US Corporate Bonds	15.3
Non-Agency Residential Collateralized Mortgage Obligations	10.4
Affiliated Mutual Funds	7.9
Foreign Corporate Bonds	5.4
Non-Agency Commercial Mortgage Backed Obligations	4.9
Money Market Funds	3.2
Asset Backed Obligations	3.1
Cash & Other	7.9
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-SAR-258620558

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-SAR-258620558

DoubleLine Emerging Markets Fixed Income Fund
Class I | DBLEX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$48	0.94%
*	Annualized
KEY FUND STATISTICS

Net Assets	$422,328,370
Number of Holdings	156
Total Advisory Fees Paid	$1,511,627
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.6
A	6.3
BBB	44.6
BB	36.2
B and Below	7.8
Not Rated	0.5
Other	4.0
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Banco do Brasil SA/Cayman, 8.75%, 10/15/2025	2.2
Chile Electricity PEC SpA, 0.00%, 01/25/2028	2.1
Banco Industrial SA/Guatemala, 4.88%, 01/29/2031	2.0
Mexico Government International Bond, 4.40%, 02/12/2052	2.0
MV24 Capital BV, 6.75%, 06/01/2034	1.9
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.8
Cosan Overseas Ltd., 8.25%, 12/29/2049	1.7
Cemex SAB de CV, 5.13%, 06/08/2026	1.7
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.6
DoubleLine Emerging Markets Fixed Income Fund	PAGE 1	TSR-SAR-258620509

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 2	TSR-SAR-258620509

DoubleLine Emerging Markets Fixed Income Fund
Class N | DLENX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$61	1.19%
*	Annualized
KEY FUND STATISTICS

Net Assets	$422,328,370
Number of Holdings	156
Total Advisory Fees Paid	$1,511,627
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.6
A	6.3
BBB	44.6
BB	36.2
B and Below	7.8
Not Rated	0.5
Other	4.0
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Banco do Brasil SA/Cayman, 8.75%, 10/15/2025	2.2
Chile Electricity PEC SpA, 0.00%, 01/25/2028	2.1
Banco Industrial SA/Guatemala, 4.88%, 01/29/2031	2.0
Mexico Government International Bond, 4.40%, 02/12/2052	2.0
MV24 Capital BV, 6.75%, 06/01/2034	1.9
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.8
Cosan Overseas Ltd., 8.25%, 12/29/2049	1.7
Cemex SAB de CV, 5.13%, 06/08/2026	1.7
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.6
DoubleLine Emerging Markets Fixed Income Fund	PAGE 1	TSR-SAR-258620608

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 2	TSR-SAR-258620608

DoubleLine Low Duration Bond Fund
Class I | DBLSX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$22	0.44%
*	Annualized
KEY FUND STATISTICS

Net Assets	$6,319,810,181
Number of Holdings	815
Total Advisory Fees Paid	$10,877,513
Portfolio Turnover	20%
Effective Duration	1.54 years
Weighted Average Life	2.53 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.8
Agency	4.7
AAA	36.5
AA	5.5
A	8.4
BBB	12.3
BB	1.8
B and Below	0.3
Not Rated	1.9
Other	3.8
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.4
Non-Agency Residential Collateralized Mortgage Obligations	14.3
Non-Agency Commercial Mortgage Backed Obligations	13.7
US Corporate Bonds	11.1
Collateralized Loan Obligations	11.0
Asset Backed Obligations	7.5
Foreign Corporate Bonds	6.6
US Government and Agency Mortgage Backed Obligations	5.0
Money Market Funds	4.2
Cash & Other	2.2
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-SAR-258620863

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-SAR-258620863

DoubleLine Low Duration Bond Fund
Class N | DLSNX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$35	0.69%
*	Annualized
KEY FUND STATISTICS

Net Assets	$6,319,810,181
Number of Holdings	815
Total Advisory Fees Paid	$10,877,513
Portfolio Turnover	20%
Effective Duration	1.54 years
Weighted Average Life	2.53 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.8
Agency	4.7
AAA	36.5
AA	5.5
A	8.4
BBB	12.3
BB	1.8
B and Below	0.3
Not Rated	1.9
Other	3.8
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.4
Non-Agency Residential Collateralized Mortgage Obligations	14.3
Non-Agency Commercial Mortgage Backed Obligations	13.7
US Corporate Bonds	11.1
Collateralized Loan Obligations	11.0
Asset Backed Obligations	7.5
Foreign Corporate Bonds	6.6
US Government and Agency Mortgage Backed Obligations	5.0
Money Market Funds	4.2
Cash & Other	2.2
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-SAR-258620855

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-SAR-258620855

DoubleLine Low Duration Bond Fund
Class R6 | DDLDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$19	0.38%
*	Annualized
KEY FUND STATISTICS

Net Assets	$6,319,810,181
Number of Holdings	815
Total Advisory Fees Paid	$10,877,513
Portfolio Turnover	20%
Effective Duration	1.54 years
Weighted Average Life	2.53 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.8
Agency	4.7
AAA	36.5
AA	5.5
A	8.4
BBB	12.3
BB	1.8
B and Below	0.3
Not Rated	1.9
Other	3.8
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.4
Non-Agency Residential Collateralized Mortgage Obligations	14.3
Non-Agency Commercial Mortgage Backed Obligations	13.7
US Corporate Bonds	11.1
Collateralized Loan Obligations	11.0
Asset Backed Obligations	7.5
Foreign Corporate Bonds	6.6
US Government and Agency Mortgage Backed Obligations	5.0
Money Market Funds	4.2
Cash & Other	2.2
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-SAR-258620541

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-SAR-258620541

DoubleLine Floating Rate Fund
Class I | DBFRX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.78%
*	Annualized
KEY FUND STATISTICS

Net Assets	$112,336,678
Number of Holdings	346
Total Advisory Fees Paid	$232,548
Portfolio Turnover	44%
Effective Duration	0.28 years
Weighted Average Life	4.51 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
BBB	6.7
BB	28.6
B and Below	55.3
Not Rated	1.4
Other	8.0
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Bank Loans	86.7
Money Market Funds	9.9
US Corporate Bonds	4.7
Foreign Corporate Bonds	0.5
Cash & Other	-1.8
DoubleLine Floating Rate Fund	PAGE 1	TSR-SAR-258620848

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Floating Rate Fund	PAGE 2	TSR-SAR-258620848

DoubleLine Floating Rate Fund
Class N | DLFRX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$53	1.03%
*	Annualized
KEY FUND STATISTICS

Net Assets	$112,336,678
Number of Holdings	346
Total Advisory Fees Paid	$232,548
Portfolio Turnover	44%
Effective Duration	0.28 years
Weighted Average Life	4.51 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
BBB	6.7
BB	28.6
B and Below	55.3
Not Rated	1.4
Other	8.0
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Bank Loans	86.7
Money Market Funds	9.9
US Corporate Bonds	4.7
Foreign Corporate Bonds	0.5
Cash & Other	-1.8
DoubleLine Floating Rate Fund	PAGE 1	TSR-SAR-258620830

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Floating Rate Fund	PAGE 2	TSR-SAR-258620830

DoubleLine Shiller Enhanced CAPE®
Class I | DSEEX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.54%
*	Annualized
KEY FUND STATISTICS

Net Assets	$3,478,589,463
Number of Holdings	805
Total Advisory Fees Paid	$8,029,645
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	32.7
Agency	4.3
AAA	29.6
AA	5.8
A	6.8
BBB	11.8
BB	1.7
B and Below	3.3
Not Rated	2.9
Other	1.1
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	31.4
Non-Agency Residential Collateralized Mortgage Obligations	12.7
Non-Agency Commercial Mortgage Backed Obligations	11.2
Collateralized Loan Obligations	10.9
US Corporate Bonds	10.7
Asset Backed Obligations	7.6
US Government and Agency Mortgage Backed Obligations	4.5
Foreign Corporate Bonds	3.9
Total Return Swaps	3.4
Cash & Other	3.7

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.1
Real Estate	25.0
Materials	24.5
Consumer Staples	24.4
*	The Fund gained exposure to these allocations through the use of swap contracts
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-SAR-258620822

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-SAR-258620822

DoubleLine Shiller Enhanced CAPE®
Class N | DSENX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$41	0.79%
*	Annualized
KEY FUND STATISTICS

Net Assets	$3,478,589,463
Number of Holdings	805
Total Advisory Fees Paid	$8,029,645
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	32.7
Agency	4.3
AAA	29.6
AA	5.8
A	6.8
BBB	11.8
BB	1.7
B and Below	3.3
Not Rated	2.9
Other	1.1
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	31.4
Non-Agency Residential Collateralized Mortgage Obligations	12.7
Non-Agency Commercial Mortgage Backed Obligations	11.2
Collateralized Loan Obligations	10.9
US Corporate Bonds	10.7
Asset Backed Obligations	7.6
US Government and Agency Mortgage Backed Obligations	4.5
Foreign Corporate Bonds	3.9
Total Return Swaps	3.4
Cash & Other	3.7

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.1
Real Estate	25.0
Materials	24.5
Consumer Staples	24.4
*	The Fund gained exposure to these allocations through the use of swap contracts
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-SAR-258620814

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-SAR-258620814

DoubleLine Shiller Enhanced CAPE®
Class R6 | DDCPX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$26	0.49%
*	Annualized
KEY FUND STATISTICS

Net Assets	$3,478,589,463
Number of Holdings	805
Total Advisory Fees Paid	$8,029,645
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	32.7
Agency	4.3
AAA	29.6
AA	5.8
A	6.8
BBB	11.8
BB	1.7
B and Below	3.3
Not Rated	2.9
Other	1.1
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	31.4
Non-Agency Residential Collateralized Mortgage Obligations	12.7
Non-Agency Commercial Mortgage Backed Obligations	11.2
Collateralized Loan Obligations	10.9
US Corporate Bonds	10.7
Asset Backed Obligations	7.6
US Government and Agency Mortgage Backed Obligations	4.5
Foreign Corporate Bonds	3.9
Total Return Swaps	3.4
Cash & Other	3.7

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.1
Real Estate	25.0
Materials	24.5
Consumer Staples	24.4
*	The Fund gained exposure to these allocations through the use of swap contracts
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-SAR-258620525

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-SAR-258620525

DoubleLine Flexible Income Fund
Class I | DFLEX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$37	0.73%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,360,660,256
Number of Holdings	1,223
Total Advisory Fees Paid	$3,870,312
Portfolio Turnover	27%
Effective Duration	1.76 years
Weighted Average Life	4.03 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	14.7
Agency	10.7
AAA	10.0
AA	3.1
A	6.6
BBB	24.3
BB	11.6
B and Below	11.9
Not Rated	4.3
Other	2.8
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.0
Collateralized Loan Obligations	13.6
US Government and Agency Mortgage Backed Obligations	13.5
Non-Agency Commercial Mortgage Backed Obligations	10.7
Bank Loans	10.6
U.S. Treasury Bills	8.9
Asset Backed Obligations	6.3
Foreign Corporate Bonds	4.4
US Corporate Bonds	4.1
Cash & Other	10.9
DoubleLine Flexible Income Fund	PAGE 1	TSR-SAR-258620798

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 2	TSR-SAR-258620798

DoubleLine Flexible Income Fund
Class N | DLINX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$50	0.98%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,360,660,256
Number of Holdings	1,223
Total Advisory Fees Paid	$3,870,312
Portfolio Turnover	27%
Effective Duration	1.76 years
Weighted Average Life	4.03 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	14.7
Agency	10.7
AAA	10.0
AA	3.1
A	6.6
BBB	24.3
BB	11.6
B and Below	11.9
Not Rated	4.3
Other	2.8
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.0
Collateralized Loan Obligations	13.6
US Government and Agency Mortgage Backed Obligations	13.5
Non-Agency Commercial Mortgage Backed Obligations	10.7
Bank Loans	10.6
U.S. Treasury Bills	8.9
Asset Backed Obligations	6.3
Foreign Corporate Bonds	4.4
US Corporate Bonds	4.1
Cash & Other	10.9
DoubleLine Flexible Income Fund	PAGE 1	TSR-SAR-258620780

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 2	TSR-SAR-258620780

DoubleLine Flexible Income Fund
Class R6 | DFFLX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$35	0.68%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,360,660,256
Number of Holdings	1,223
Total Advisory Fees Paid	$3,870,312
Portfolio Turnover	27%
Effective Duration	1.76 years
Weighted Average Life	4.03 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	14.7
Agency	10.7
AAA	10.0
AA	3.1
A	6.6
BBB	24.3
BB	11.6
B and Below	11.9
Not Rated	4.3
Other	2.8
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.0
Collateralized Loan Obligations	13.6
US Government and Agency Mortgage Backed Obligations	13.5
Non-Agency Commercial Mortgage Backed Obligations	10.7
Bank Loans	10.6
U.S. Treasury Bills	8.9
Asset Backed Obligations	6.3
Foreign Corporate Bonds	4.4
US Corporate Bonds	4.1
Cash & Other	10.9
DoubleLine Flexible Income Fund	PAGE 1	TSR-SAR-258620533

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 2	TSR-SAR-258620533

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class I | DBLLX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.59%
*	Annualized
KEY FUND STATISTICS

Net Assets	$128,225,425
Number of Holdings	90
Total Advisory Fees Paid	$218,234
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.4
A	11.7
BBB	51.5
BB	32.4
B and Below	1.8
Not Rated	0.2
Other	2.0
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Chile Electricity PEC SpA, 0.00%, 01/25/2028	3.1
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.7
DBS Group Holdings Ltd., 1.82%, 03/10/2031	2.5
Banco de Bogota SA, 6.25%, 05/12/2026	2.5
Pertamina Persero PT, 1.40%, 02/09/2026	2.5
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.4
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032	2.3
Guatemala Government Bond, 4.50%, 05/03/2026	2.3
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026	2.2
Bioceanico Sovereign Certificate Ltd., 06/05/2034	2.0
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 1	TSR-SAR-258620772

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 2	TSR-SAR-258620772

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class N | DELNX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$43	0.84%
*	Annualized
KEY FUND STATISTICS

Net Assets	$128,225,425
Number of Holdings	90
Total Advisory Fees Paid	$218,234
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.4
A	11.7
BBB	51.5
BB	32.4
B and Below	1.8
Not Rated	0.2
Other	2.0
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Chile Electricity PEC SpA, 0.00%, 01/25/2028	3.1
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.7
DBS Group Holdings Ltd., 1.82%, 03/10/2031	2.5
Banco de Bogota SA, 6.25%, 05/12/2026	2.5
Pertamina Persero PT, 1.40%, 02/09/2026	2.5
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.4
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032	2.3
Guatemala Government Bond, 4.50%, 05/03/2026	2.3
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026	2.2
Bioceanico Sovereign Certificate Ltd., 06/05/2034	2.0
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 1	TSR-SAR-258620764

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 2	TSR-SAR-258620764

DoubleLine Long Duration Total Return Bond Fund
Class I | DBLDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.50%
*	Annualized
KEY FUND STATISTICS

Net Assets	$54,466,630
Number of Holdings	60
Total Advisory Fees Paid	$22,182
Portfolio Turnover	36%
Effective Duration	13.79 years
Weighted Average Life	9.82 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	69.8
Other	6.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	92.4
Money Market Funds	11.1
Futures Contracts	0.6
Cash & Other	-4.1
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.
DoubleLine Long Duration Total Return Bond Fund	PAGE 1	TSR-SAR-258620749

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Long Duration Total Return Bond Fund	PAGE 2	TSR-SAR-258620749

DoubleLine Long Duration Total Return Bond Fund
Class N | DLLDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$38	0.75%
*	Annualized
KEY FUND STATISTICS

Net Assets	$54,466,630
Number of Holdings	60
Total Advisory Fees Paid	$22,182
Portfolio Turnover	36%
Effective Duration	13.79 years
Weighted Average Life	9.82 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	69.8
Other	6.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	92.4
Money Market Funds	11.1
Futures Contracts	0.6
Cash & Other	-4.1
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.
DoubleLine Long Duration Total Return Bond Fund	PAGE 1	TSR-SAR-258620731

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Long Duration Total Return Bond Fund	PAGE 2	TSR-SAR-258620731

DoubleLine Strategic Commodity Fund
Class I | DBCMX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$56	1.10%
*	Annualized
KEY FUND STATISTICS

Net Assets	$73,497,511
Number of Holdings	12
Total Advisory Fees Paid	$301,628
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	31.7
Grains	18.9
Livestock	6.1
Metals	35.0
Softs	8.3

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.8
Tactical Commodity Exposure	20.2
*	The Fund gained exposure to these allocations through the use of swap contracts

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	48.7
Short Commodity Allocation	51.3
*	The Fund gained exposure to these allocations through the use of swap contracts.
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Strategic Commodity Fund	PAGE 1	TSR-SAR-258620715

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Strategic Commodity Fund	PAGE 2	TSR-SAR-258620715

DoubleLine Strategic Commodity Fund
Class N | DLCMX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$68	1.35%
*	Annualized
KEY FUND STATISTICS

Net Assets	$73,497,511
Number of Holdings	12
Total Advisory Fees Paid	$301,628
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	31.7
Grains	18.9
Livestock	6.1
Metals	35.0
Softs	8.3

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.8
Tactical Commodity Exposure	20.2
*	The Fund gained exposure to these allocations through the use of swap contracts

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	48.7
Short Commodity Allocation	51.3
*	The Fund gained exposure to these allocations through the use of swap contracts.
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Strategic Commodity Fund	PAGE 1	TSR-SAR-258620723

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Strategic Commodity Fund	PAGE 2	TSR-SAR-258620723

DoubleLine Global Bond Fund
Class I | DBLGX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$32	0.61%
*	Annualized
KEY FUND STATISTICS

Net Assets	$246,943,254
Number of Holdings	59
Total Advisory Fees Paid	$485,962
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	36.7
AAA	14.9
AA	17.3
A	15.6
BBB	8.9
BB	4.8
Other	1.8
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.88%, 11/15/2030	4.9
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.8
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.2
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.8
Republic of South Africa Government Bond, 8.88%, 02/28/2035	3.6
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.3
Spain Government Bond, 0.50%, 04/30/2030	3.1
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/2030	3.1
United Kingdom Gilt, 4.38%, 03/07/2030	2.8
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
DoubleLine Global Bond Fund	PAGE 1	TSR-SAR-258620699

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Global Bond Fund	PAGE 2	TSR-SAR-258620699

DoubleLine Global Bond Fund
Class N | DLGBX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$45	0.87%
*	Annualized
KEY FUND STATISTICS

Net Assets	$246,943,254
Number of Holdings	59
Total Advisory Fees Paid	$485,962
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	36.7
AAA	14.9
AA	17.3
A	15.6
BBB	8.9
BB	4.8
Other	1.8
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.88%, 11/15/2030	4.9
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.8
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.2
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.8
Republic of South Africa Government Bond, 8.88%, 02/28/2035	3.6
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.3
Spain Government Bond, 0.50%, 04/30/2030	3.1
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/2030	3.1
United Kingdom Gilt, 4.38%, 03/07/2030	2.8
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
DoubleLine Global Bond Fund	PAGE 1	TSR-SAR-258620681

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Global Bond Fund	PAGE 2	TSR-SAR-258620681

DoubleLine Infrastructure Income Fund
Class I | BILDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$31	0.61%
*	Annualized
KEY FUND STATISTICS

Net Assets	$352,656,402
Number of Holdings	98
Total Advisory Fees Paid	$868,188
Portfolio Turnover	22%
Effective Duration	4.89 years
Weighted Average Life	7.43 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	1.2
AAA	0.2
AA	3.8
A	25.8
BBB	59.7
BB	6.1
Other	3.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Asset Backed Obligations	48.3
US Corporate Bonds	42.7
Foreign Corporate Bonds	3.9
Money Market Funds	2.9
US Government and Agency Obligations	1.1
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8
Cash & Other	0.3
DoubleLine Infrastructure Income Fund	PAGE 1	TSR-SAR-258620673

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Infrastructure Income Fund	PAGE 2	TSR-SAR-258620673

DoubleLine Infrastructure Income Fund
Class N | BILTX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$44	0.86%
*	Annualized
KEY FUND STATISTICS

Net Assets	$352,656,402
Number of Holdings	98
Total Advisory Fees Paid	$868,188
Portfolio Turnover	22%
Effective Duration	4.89 years
Weighted Average Life	7.43 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	1.2
AAA	0.2
AA	3.8
A	25.8
BBB	59.7
BB	6.1
Other	3.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Asset Backed Obligations	48.3
US Corporate Bonds	42.7
Foreign Corporate Bonds	3.9
Money Market Funds	2.9
US Government and Agency Obligations	1.1
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8
Cash & Other	0.3
DoubleLine Infrastructure Income Fund	PAGE 1	TSR-SAR-258620665

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Infrastructure Income Fund	PAGE 2	TSR-SAR-258620665

DoubleLine Shiller Enhanced International CAPE®
Class I | DSEUX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$34	0.64%
*	Annualized
KEY FUND STATISTICS

Net Assets	$33,623,551
Number of Holdings	281
Total Advisory Fees Paid	$0
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.6
Agency	4.5
AAA	29.7
AA	5.0
A	8.6
BBB	11.6
BB	1.2
B and Below	6.7
Not Rated	2.7
Other	4.4
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	23.5
Non-Agency Residential Collateralized Mortgage Obligations	13.8
US Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.6
Collateralized Loan Obligations	10.6
Asset Backed Obligations	6.5
Money Market Funds	5.5
Forwards	5.4
US Government and Agency Mortgage Backed Obligations	4.1
Cash & Other	4.4

CAPE Sector Breakdown*	(% of Net Assets)
Information Technology	27.2
Consumer Discretionary	25.1
Materials	24.5
Consumer Staples	23.2
*	The Fund gained exposure to these allocations through the use of swap contracts
DoubleLine Shiller Enhanced International CAPE®	PAGE 1	TSR-SAR-258620632

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced International CAPE®	PAGE 2	TSR-SAR-258620632

DoubleLine Shiller Enhanced International CAPE®
Class N | DLEUX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$47	0.89%
*	Annualized
KEY FUND STATISTICS

Net Assets	$33,623,551
Number of Holdings	281
Total Advisory Fees Paid	$0
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.6
Agency	4.5
AAA	29.7
AA	5.0
A	8.6
BBB	11.6
BB	1.2
B and Below	6.7
Not Rated	2.7
Other	4.4
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	23.5
Non-Agency Residential Collateralized Mortgage Obligations	13.8
US Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.6
Collateralized Loan Obligations	10.6
Asset Backed Obligations	6.5
Money Market Funds	5.5
Forwards	5.4
US Government and Agency Mortgage Backed Obligations	4.1
Cash & Other	4.4

CAPE Sector Breakdown*	(% of Net Assets)
Information Technology	27.2
Consumer Discretionary	25.1
Materials	24.5
Consumer Staples	23.2
*	The Fund gained exposure to these allocations through the use of swap contracts
DoubleLine Shiller Enhanced International CAPE®	PAGE 1	TSR-SAR-258620624

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced International CAPE®	PAGE 2	TSR-SAR-258620624

DoubleLine Emerging Markets Local Currency Bond Fund
Class I | DBELX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$48	0.90%
*	Annualized
KEY FUND STATISTICS

Net Assets	$225,833,354
Number of Holdings	53
Total Advisory Fees Paid	$370,272
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	13.2
AA	4.5
A	13.2
BBB	40.7
BB	24.2
Other	4.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.2
South African Rand	12.9
Brazilian Real	11.1
Indonesian Rupiah	10.4
Hungarian Forint	8.0
Indian Rupee	7.0
Malaysian Ringgit	4.6
Thai Baht	4.5
Czech Republic Koruna	4.4
Peruvian Sol	4.4
Polish Zloty	4.4
United States Dollar	4.4
Singapore Dollar	3.8
Colombian Peso	2.9
Romanian Leu	2.1
Chilean Peso	1.5
Chinese Yuan Renminbi	0.3
Israeli Shekel	0.1
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 1	TSR-SAR-258620582

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 2	TSR-SAR-258620582

DoubleLine Emerging Markets Local Currency Bond Fund
Class N | DLELX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$61	1.15%
*	Annualized
KEY FUND STATISTICS

Net Assets	$225,833,354
Number of Holdings	53
Total Advisory Fees Paid	$370,272
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	13.2
AA	4.5
A	13.2
BBB	40.7
BB	24.2
Other	4.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.2
South African Rand	12.9
Brazilian Real	11.1
Indonesian Rupiah	10.4
Hungarian Forint	8.0
Indian Rupee	7.0
Malaysian Ringgit	4.6
Thai Baht	4.5
Czech Republic Koruna	4.4
Peruvian Sol	4.4
Polish Zloty	4.4
United States Dollar	4.4
Singapore Dollar	3.8
Colombian Peso	2.9
Romanian Leu	2.1
Chilean Peso	1.5
Chinese Yuan Renminbi	0.3
Israeli Shekel	0.1
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 1	TSR-SAR-258620574

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 2	TSR-SAR-258620574

DoubleLine Securitized Credit Fund*
Class I | DBLIX
Semi-Annual Shareholder Report | September 30, 2025
*	Formerly, DoubleLine Income Fund
This semi-annual shareholder report contains important information about the DoubleLine Securitized Credit Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at
https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.65%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,825,175
Number of Holdings	231
Total Advisory Fees Paid	$177,509
Portfolio Turnover	34%
Effective Duration	1.51 years
Weighted Average Life	4.55 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	10.4
Agency	13.3
AAA	17.3
AA	4.1
A	7.3
BBB	27.3
BB	5.6
B and Below	3.3
Not Rated	6.3
Other	5.1
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	23.6
Non-Agency Residential Collateralized Mortgage Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	19.8
Collateralized Loan Obligations	15.1
Asset Backed Obligations	13.3
Money Market Funds	6.5
Cash & Other	-0.8
DoubleLine Securitized Credit Fund	PAGE 1	TSR-SAR-258620517

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Securitized Credit Fund	PAGE 2	TSR-SAR-258620517

DoubleLine Securitized Credit Fund*
Class N | DBLNX
Semi-Annual Shareholder Report | September 30, 2025
*	Formerly, DoubleLine Income Fund
This semi-annual shareholder report contains important information about the DoubleLine Securitized Credit Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at
https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$46	0.90%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,825,175
Number of Holdings	231
Total Advisory Fees Paid	$177,509
Portfolio Turnover	34%
Effective Duration	1.51 years
Weighted Average Life	4.55 years

Credit Quality Breakdown*	(% of Net Assets)
Government	10.4
Agency	13.3
AAA	17.3
AA	4.1
A	7.3
BBB	27.3
BB	5.6
B and Below	3.3
Not Rated	6.3
Other	5.1
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	23.6
Non-Agency Residential Collateralized Mortgage Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	19.8
Collateralized Loan Obligations	15.1
Asset Backed Obligations	13.3
Money Market Funds	6.5
Cash & Other	-0.8
DoubleLine Securitized Credit Fund	PAGE 1	TSR-SAR-258620491

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Securitized Credit Fund	PAGE 2	TSR-SAR-258620491

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Semi-Annual Financial Statements and Other Information September 30, 2025

	Class Shares	Class Shares	Class Shares
DoubleLine Total Return Bond Fund	DBLTX	DLTNX	DDTRX
DoubleLine Core Fixed Income Fund	DBLFX	DLFNX	DDCFX
DoubleLine Emerging Markets Fixed Income Fund	DBLEX	DLENX	—
DoubleLine Low Duration Bond Fund	DBLSX	DLSNX	DDLDX
DoubleLine Floating Rate Fund	DBFRX	DLFRX	—
DoubleLine Shiller Enhanced CAPE®	DSEEX	DSENX	DDCPX
DoubleLine Flexible Income Fund	DFLEX	DLINX	DFFLX
DoubleLine Low Duration Emerging Markets Fixed Income Fund	DBLLX	DELNX	—
DoubleLine Long Duration Total Return Bond Fund	DBLDX	DLLDX	—
DoubleLine Strategic Commodity Fund	DBCMX	DLCMX	—
DoubleLine Global Bond Fund	DBLGX	DLGBX	—
DoubleLine Infrastructure Income Fund	BILDX	BILTX	—
DoubleLine Shiller Enhanced International CAPE®	DSEUX	DLEUX	—
DoubleLine Emerging Markets Local Currency Bond Fund	DBELX	DLELX	—
DoubleLine Securitized Credit Fund*	DBLIX	DBLNX	—

* On September 30, 2025, the DoubleLine Income Fund was renamed to the DoubleLine Securitized Credit Fund.

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	September 30, 2025	3

Schedule of Investments DoubleLine Total Return Bond Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 5.8%
	Aligned Data Centers Issuer LLC
12,950,000	Series 2021-1A-A2	1.94%(a)	08/15/2046	12,643,142
11,550,000	Series 2021-1A-B	2.48%(a)	08/15/2046	11,260,044
	ALTDE Trust
24,818,659	Series 2025-1A-A	5.90%(a)	08/15/2050	25,500,527
	American Credit Acceptance Receivables Trust
2,800,000	Series 2024-4-C	4.91%(a)	08/12/2031	2,814,660
	Apollo Aviation Securitization Equity Trust
4,841,974	Series 2020-1A-A	3.35%(a)	01/16/2040	4,756,319
6,164,399	Series 2024-1A-A1	6.26%(a)	05/16/2049	6,409,632
30,972,329	Series 2024-1A-B	6.90%(a)	05/16/2049	32,172,662
50,540,706	Series 2024-2A-A	5.93%(a)	09/16/2049	51,984,351
8,233,267	Series 2024-2A-B	6.61%(a)	09/16/2049	8,592,113
20,691,255	Series 2025-1A-A	5.94%(a)	02/16/2050	21,368,211
10,065,164	Series 2025-2A-A	5.52%(a)	02/16/2050	10,272,607
	Avant Credit Card Master Trust
15,500,000	Series 2025-1A-B	5.08%(a)	04/15/2031	15,474,777
13,500,000	Series 2025-1A-D	5.72%(a)	04/15/2031	13,480,760
	Blue Stream Communications LLC
21,500,000	Series 2024-1A-A2	5.41%(a)	11/20/2054	21,775,548
	Bridgecrest Lending Auto Securitization Trust
19,700,000	Series 2024-4-C	4.83%	08/15/2030	19,773,778
5,500,000	Series 2025-2-C	5.17%	03/17/2031	5,562,808
	CAI International, Inc.
9,972,950	Series 2020-1A-A	2.22%(a)	09/25/2045	9,519,865
	Cajun Global LLC
9,625,000	Series 2021-1-A2	3.93%(a)	11/20/2051	9,501,395
	Carbon Level Mitigation Trust
17,382,559	Series 2021-3-CERT	1.70%(a)(b)	09/08/2051	10,194,680
26,410,749	Series 2022-3-CERT	0.23%(a)	11/21/2052	14,834,152
	Carvana Auto Receivables Trust
10,770,000	Series 2024-P3-B	4.53%	11/11/2030	10,816,347
	Castlelake Aircraft Securitization Trust
1,088,747	Series 2017-1R-A	2.74%(a)	08/15/2041	1,072,615
14,074,724	Series 2025-1A-A	5.78%(a)	02/15/2050	14,353,066
	Cloud Capital Holdco LP
27,250,000	Series 2024-2A-A2	5.92%(a)	11/22/2049	27,843,810
	Coinstar Funding LLC
11,739,413	Series 2017-1A-A2	5.22%(a)	04/25/2047	10,916,946
	Cologix Data Centers US Issuer LLC
8,725,000	Series 2021-1A-A2	3.30%(a)	12/26/2051	8,519,460
	Commonbond Student Loan Trust
1,044,423	Series 2016-A-A1	3.32%(a)	05/25/2040	1,017,577
	Compass Datacenters LLC
10,680,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	10,763,120
16,250,000	Series 2025-1A-A3	5.85%(a)	02/25/2050	16,430,342
	Container Leasing International LLC
3,709,896	Series 2020-1A-A	2.08%(a)	09/18/2045	3,476,423
9,063,625	Series 2025-1A-A	5.35%(a)	06/20/2050	9,212,245
5,652,583	Series 2025-1A-B	5.59%(a)	06/20/2050	5,762,518
	Cyrusone Holdco LLC
18,200,000	Series 2023-1A-A2	4.30%(a)	04/20/2048	17,883,842
7,650,000	Series 2025-1A-A2	5.91%(a)	02/20/2050	7,821,625
	DataBank Issuer
39,300,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	38,828,903
31,000,000	Series 2021-2A-A2	2.40%(a)	10/25/2051	30,120,545
3,350,000	Series 2021-2A-B	2.79%(a)	10/25/2051	3,264,929
	DataBank Issuer II LLC
5,045,000	Series 2025-1A-B	5.67%(a)	09/27/2055	5,067,410
	DB Master Finance Parent LLC
27,671,875	Series 2021-1A-A23	2.79%(a)	11/20/2051	24,634,247

Principal Amount $	Security Description	Rate	Maturity	Value $
	Diamond Issuer
6,000,000	Series 2021-1A-B	2.70%(a)	11/20/2051	5,667,570
	DigitalBridge Group, Inc.
6,300,000	Series 2023-1A-B	5.75%(a)	09/15/2048	6,323,512
	Diversified Energy Co. PLC
10,460,121	Series 2024-1A-A1	7.08%(a)	05/30/2044	10,661,719
	Dividend Solar Loans LLC
12,141,586	Series 2019-1-A	3.67%(a)	08/22/2039	11,292,017
	ECAF Ltd.
13,038,995	Series 2015-1A-A2	4.95%(a)	06/15/2040	11,731,236
	EDI ABS Guarantor 1 LLC
2,610,000	Series 2025-1A-B	4.55%(a)	07/25/2055	2,503,579
	Falcon Aerospace Ltd.
130,692	Series 2017-1-A	4.58%(a)	02/15/2042	131,262
	FWEA
18,846,528	Series 2024-1-A-A	7.15%(c)	08/25/2044	19,347,846
	GAIA Aviation Ltd.
8,190,912	Series 2019-1-A	3.97%(a)(d)	12/15/2044	8,039,708
	Gilead Aviation LLC
15,689,661	Series 2025-1A-B	6.52%(a)	03/15/2050	16,310,407
	Global Sea Containers Two SRL
14,973,992	Series 2020-1A-A	2.17%(a)	10/17/2040	14,364,736
	GoodLeap Home Improvement Solutions Trust
14,297,162	Series 2024-1A-A	5.35%(a)	10/20/2046	14,498,364
12,418,568	Series 2025-2A-A	5.32%(a)	06/20/2049	12,569,639
	GreenSky LLC
10,000,000	Series 2024-2-A3	5.15%(a)	10/27/2059	10,144,328
	Helios Issuer LLC
5,697,172	Series 2018-1A-A	4.87%(a)	07/20/2048	5,480,095
4,934,141	Series 2019-AA-A	3.75%(a)	06/20/2046	4,587,662
13,841,060	Series 2020-2A-A	2.73%(a)	11/01/2055	11,656,434
5,580,790	Series 2021-C-B	2.33%(a)	10/20/2048	3,813,701
	HERO Funding Trust
1,418,247	Series 2016-3A-A2	3.91%(a)	09/20/2042	1,353,589
3,890,032	Series 2016-4A-A2	4.29%(a)	09/20/2047	3,753,887
	Horizon Aircraft Finance Ltd.
5,165,713	Series 2019-1-A	3.72%(a)	07/15/2039	5,070,912
24,177,500	Series 2024-1-A	5.38%(a)	09/15/2049	24,569,611
	ITE Rail Fund Levered LP
11,190,998	Series 2024-1A-A	4.99%(a)	09/28/2054	11,208,521
	Jack in the Box, Inc.
36,290,000	Series 2019-1A-A23	4.97%(a)	08/25/2049	35,125,076
	Jersey Mike’s Funding
4,531,000	Series 2019-1A-A2	4.43%(a)	02/15/2050	4,528,187
13,930,000	Series 2024-1A-A2	5.64%(a)	02/15/2055	14,218,917
	Jimmy Johns LLC
19,952,000	Series 2017-1A-A2II	4.85%(a)	07/30/2047	19,886,396
	JOL Air Ltd.
6,537,156	Series 2019-1-A	3.97%(a)	04/15/2044	6,475,772
	Labrador Aviation Finance Ltd.
34,944,719	Series 2016-1A-A1	4.30%(a)	01/15/2042	33,305,881
	Landmark Infrastructure Partners LP
8,650,000	Series 2025-1A-A	5.52%(a)	09/15/2055	8,704,227
	Loanpal Solar Loan Ltd.
1,221,922	Series 2021-1GS-B	2.84%(a)	01/20/2048	952,491
	Luminace Issuer LLC
13,816,058	Series 2024-1-A	5.87%(a)	10/30/2031	13,823,878
	Lunar Aircraft Ltd.
7,663,618	Series 2020-1A-A	3.38%(a)	02/15/2045	7,543,345

4	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lunar Structured Aircraft Portfolio Notes
888,111	Series 2021-1-B	3.43%(a)	10/15/2046	845,768
	Mariner Finance Issuance Trust
35,000,000	Series 2024-BA-A	4.91%(a)	11/20/2038	35,566,485
6,750,000	Series 2025-AA-C	5.69%(a)	05/20/2038	6,885,192
	Marlette Funding Trust
7,633,551	Series 2024-1A-B	6.07%(a)	07/17/2034	7,685,089
	Mosaic Solar Loans LLC
8,932,104	Series 2017-2A-A	3.82%(a)	06/22/2043	8,418,891
5,541,614	Series 2018-1A-A	4.01%(a)	06/22/2043	5,213,294
7,128,457	Series 2018-2GS-A	4.20%(a)	02/22/2044	6,682,033
1,158,195	Series 2019-1A-A	4.37%(a)	12/21/2043	1,093,717
	Navient Student Loan Trust
8,991,756	Series 2017-A-B	3.91%(a)	12/16/2058	8,944,703
11,000,000	Series 2018-BA-B	4.13%(a)	12/15/2059	10,776,501
	Navigator Aircraft ABS Ltd.
9,094,188	Series 2021-1-B	3.57%(a)(d)	11/15/2046	8,694,972
29,500,000	Series 2025-1-B	5.89%(a)	10/15/2050	29,610,182
	NBC Funding LLC
16,566,750	Series 2024-1A-A2	6.75%(a)	07/30/2054	16,966,501
11,100,000	Series 2025-1A-A2	6.21%(a)	07/30/2055	11,380,566
	Neighborly Issuer
14,123,125	Series 2021-1A-A2	3.58%(a)	04/30/2051	13,398,774
	NP Railcar Holdings LLC
2,556,432	Series 2021-1A-A1	2.23%(a)	03/19/2051	2,147,499
	Pagaya AI Debt Selection Trust
1,722,102	Series 2024-1-A	6.66%(a)	07/15/2031	1,733,589
2,509,005	Series 2024-8-B	5.46%(a)	01/15/2032	2,519,719
8,650,000	Series 2025-5-B	5.44%(a)	03/15/2033	8,724,526
	Pioneer Aircraft Finance Ltd.
21,420,207	Series 2019-1-A	3.97%(a)	06/15/2044	21,218,836
	Primrose Holdings, Inc.
5,775,000	Series 2025-1A-A2	6.46%(a)	07/30/2055	5,970,218
	Project Silver
22,436,113	Series 2019-1-A	3.97%(a)	07/15/2044	21,971,910
	Raptor Aircraft Finance
11,614,662	Series 2019-1-A	4.21%(a)	08/23/2044	10,636,846
	Renew
5,563,988	Series 2017-2A-A	3.22%(a)	09/22/2053	5,096,563
	Research-Driven Pagaya Motor Asset Trust
10,124,938	Series 2021-2A-A	2.65%(a)	03/25/2030	10,026,654
7,750,000	Series 2025-1A-B	5.49%(a)	06/27/2033	7,796,630
8,495,000	Series 2025-3A-A2	5.15%(a)	02/27/2034	8,569,421
	Sapphire Aviation Finance Ltd.
24,855,206	Series 2020-1A-A	3.23%(a)	03/15/2040	23,992,879
5,034,567	Series 2020-1A-B	4.34%(a)	03/15/2040	4,763,939
	SEB Funding LLC
17,705,625	Series 2021-1A-A2	4.97%(a)	01/30/2052	17,524,635
	ServiceMaster Funding LLC
3,901,677	Series 2020-1-A2II	3.34%(a)	01/30/2051	3,466,079
	SFS Auto Receivables Securitization Trust
11,300,000	Series 2024-3A-A4	4.60%(a)	11/20/2031	11,441,362
	Shenton Aircraft Investment Ltd.
14,275,008	Series 2015-1A-A	4.75%(a)	10/15/2042	14,035,559
	Sierra Timeshare Conduit Receivables Funding LLC
697,209	Series 2021-2A-C	1.95%(a)	09/20/2038	687,897
836,651	Series 2021-2A-D	3.23%(a)	09/20/2038	827,529
	SLM Student Loan Trust
3,279,514	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.59%	06/15/2039	3,150,669

Principal Amount $	Security Description	Rate	Maturity	Value $
2,500,503	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.57%	12/15/2039	2,441,487
	SOFI Alternative Trust
995,757	Series 2021-1-PT2	9.72%(a)(b)	05/25/2030	982,306
2,105,857	Series 2021-2-A	1.25%(a)	08/15/2030	2,094,392
500,000	Series 2021-2-R1	0.00%(a)(c)(e)	08/15/2030	2,333,512
4,004,906	Series 2021-3-A	1.50%(a)	11/15/2030	3,969,739
950,000	Series 2021-3-R1	0.00%(a)(c)(e)	11/15/2030	4,455,506
	SoFi Consumer Loan Program Trust
3,452,000	Series 2025-1-C	5.42%(a)	02/27/2034	3,506,541
14,350,000	Series 2025-2-C	5.22%(a)	06/25/2034	14,523,566
5,000,000	Series 2025-2-D	5.62%(a)	06/25/2034	5,081,556
35,000,000	Series 2025-3-A	4.47%(a)	08/15/2034	35,081,144
	SoFi Professional Loan Program LLC
12,618,544	Series 2018-A-B	3.61%(a)	02/25/2042	12,277,633
18,000,000	Series 2018-B-BFX	3.83%(a)	08/25/2047	17,459,273
	Sprite/KY
9,045,544	Series 2021-1-A	3.75%(a)	11/15/2046	8,855,669
	Start/Bermuda
9,114,876	Series 2018-1-A	4.09%(a)	05/15/2043	9,135,639
	Stonepeak ABS
1,648,604	Series 2021-1A-A	2.68%(a)	02/28/2033	1,595,854
3,257,738	Series 2021-1A-B	3.82%(a)	02/28/2033	3,168,391
	Subway Funding LLC
19,701,125	Series 2024-1A-A23	6.51%(a)	07/30/2054	20,611,851
6,213,050	Series 2024-3A-A23	5.91%(a)	07/30/2054	6,211,566
	Sunbird Engine Finance
22,619,014	Series 2020-1A-A	3.67%(a)	02/15/2045	22,254,486
	Switch Ltd.
24,230,000	Series 2024-2A-A2	5.44%(a)	06/25/2054	24,367,820
8,500,000	Series 2024-2A-B	6.20%(a)	06/25/2054	8,611,337
3,775,000	Series 2025-1A-B	6.49%(a)	03/25/2055	3,858,084
	Taco Bell Corp.
7,417,875	Series 2021-1A-A23	2.54%(a)	08/25/2051	6,503,469
	TAL Advantage LLC
9,500,000	Series 2020-1A-A	2.05%(a)	09/20/2045	9,038,330
2,018,750	Series 2020-1A-B	3.29%(a)	09/20/2045	1,932,388
	Tesla Sustainable Energy Trust
10,010,000	Series 2024-1A-A3	5.29%(a)	06/20/2050	10,183,671
	Textainer Ltd.
5,680,454	Series 2020-1A-A	2.73%(a)	08/21/2045	5,470,420
1,797,455	Series 2020-2A-B	3.34%(a)	09/20/2045	1,697,913
	Upgrade Master Pass-Thru Trust
274,310	Series 2021-PT1-A	13.27%(a)(b)	04/15/2027	264,601
364,778	Series 2021-PT3-A	17.04%(a)(b)	07/15/2027	347,719
216,465	Series 2021-PT4-A	28.34%(a)(b)	08/15/2027	208,697
520,501	Series 2021-PT5-A	19.25%(a)(b)	10/15/2027	487,644
4,885,192	Series 2025-ST1-A	5.44%(a)	04/15/2032	4,915,546
10,006,077	Series 2025-ST3-A	5.98%(a)	06/15/2032	10,122,485
	Upstart Securitization Trust
909,047	Series 2021-3-C	3.28%(a)	07/20/2031	904,066
7,132,221	Series 2024-1-A	5.33%(a)	11/20/2034	7,162,671
17,394,000	Series 2025-2-B	5.62%(a)	06/20/2035	17,549,081
	Vantage Data Centers Holding LLC
32,425,000	Series 2020-2A-A2	1.99%(a)	09/15/2045	30,730,249
	Vault DI Issuer LLC
54,400,000	Series 2021-1A-A2	2.80%(a)	07/15/2046	53,283,396
	Vivant Solar Financing V Parent LLC
15,437,935	Series 2018-1A-A	4.73%(a)	04/30/2048	14,804,407
	Walker Parent, Inc.
18,000,000	Series 2024-1A-A2	6.58%(a)	11/20/2054	18,273,017
	Waterfall Commercial Mortgage Trust
2,226,798	Series 2015-SBC5-A	4.10%(a)(b)	01/14/2026	2,201,524

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	5

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Wendy’s SPV Guarantor LLC
18,530,550	Series 2019-1A-A2II	4.08%(a)	06/15/2049	18,108,346
	Westlake Automobile Receivables Trust
15,000,000	Series 2024-3A-C	4.92%(a)	11/15/2029	15,115,810
	Willis Lease Finance Corp.
38,214,272	Series 2020-A-A	3.23%(a)	03/15/2045	36,832,711
	Wingstop, Inc.
10,342,500	Series 2020-1A-A2	2.84%(a)	12/05/2050	9,996,128
	Total Asset Backed Obligations (Cost $1,789,643,525)			1,762,819,774

COLLATERALIZED LOAN OBLIGATIONS - 4.4%
	Allegro CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.51%(a)	04/20/2038	5,009,962
30,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82%(a)	07/24/2037	30,176,907
	Anthelion CLO
34,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82%(a)	07/20/2036	34,153,636
	Apidos CLO
10,450,000	Series 2024-1A-A1R (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.38%(a)	10/25/2038	10,479,184
15,000,000	Series 2024-48A-A1 (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.76%(a)	07/25/2037	15,079,482
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.70%(a)	01/22/2038	20,080,890
15,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.66%(a)	01/21/2038	15,052,773
	Battalion CLO Ltd.
1,000,000	Series 2021-19A-B (3 mo. Term SOFR + 1.86%, 1.60% Floor)	6.18%(a)	04/15/2034	1,001,830
	Benefit Street Partners CLO Ltd.
14,500,000	Series 2015-6BR-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.51%(a)	04/20/2038	14,529,162
	Birch Grove CLO
13,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.74%(a)	10/20/2037	13,556,576
	BlueMountain CLO Ltd.
5,000,000	Series 2018-2A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	6.17%(a)	08/15/2031	5,010,550
	Bridge Street CLO Ltd.
166,500,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	5.88%(a)	07/20/2037	167,399,616
39,500,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.93%(a)	04/20/2037	39,672,449
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.55%(a)	04/20/2038	10,017,386
	Canyon Capital CLO Ltd.
2,500,000	Series 2021-2A-B1 (3 mo. Term SOFR + 2.01%, 2.01% Floor)	6.33%(a)	04/15/2034	2,508,400
	Capital Four US CLO Ltd.
16,500,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.80%(a)	01/18/2035	16,536,927

Principal Amount $	Security Description	Rate	Maturity	Value $
18,000,000	Series 2022-1A-BR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.98%(a)	01/20/2037	18,086,765
	Carlyle Global Market Strategies
28,080,000	Series 2017-2A-AR2 (3 mo. Term SOFR + 1.49%, 1.49% Floor)	5.82%(a)	07/20/2037	28,243,830
48,000,000	Series 2021-7A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.52%(a)	04/15/2038	48,072,341
	CarVal CLO
6,000,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	6.43%(a)	04/20/2037	6,028,080
	CBAM Ltd.
18,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.72%(a)	01/20/2038	18,080,172
11,000,000	Series 2017-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	6.43%(a)	07/17/2034	11,022,329
	Cedar Funding Ltd.
39,100,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	07/20/2037	39,239,466
2,000,000	Series 2022-15A-B (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.13%(a)	04/20/2035	2,006,440
	CIFC Funding Ltd.
11,500,000	Series 2022-3A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.33%(a)	04/21/2035	11,541,517
	Crown City CLO
10,000,000	Series 2020-1A-A1RR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.53%(a)	07/20/2038	10,039,970
2,750,000	Series 2021-1A-A2 (3 mo. Term SOFR + 1.98%, 1.72% Floor)	6.31%(a)	07/20/2034	2,754,592
17,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.93%(a)	04/20/2037	17,575,024
90,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82%(a)	07/15/2037	90,509,481
	Empower CLO Ltd.
20,500,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.72%(a)	10/20/2037	20,581,856
9,000,000	Series 2023-3A-B (3 mo. Term SOFR + 2.55%, 2.55% Floor)	6.88%(a)	01/20/2037	9,028,622
19,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.84%(a)	07/15/2037	19,131,142
	Franklin Park Place CLO LLC
22,632,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.57%(a)	04/14/2038	22,686,376
	Generate CLO Ltd.
5,800,000	Series 3A-B2R (3 mo. Term SOFR + 2.60%, 2.60% Floor)	6.93%(a)	10/20/2036	5,816,474
	Halcyon Loan Advisors Funding Ltd.
1,989,863	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.58%(a)	04/30/2026	318,378
	Halsey Point CLO Ltd.
10,000,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.85%(a)	07/20/2037	10,069,792
	Harvest US CLO
20,000,000	Series 2023-1A-B (3 mo. Term SOFR + 2.60%, 2.60% Floor)	6.92%(a)	01/15/2037	20,062,602

6	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Jackson Financial, Inc.
9,500,000	Series 2022-6RA-BR (3 mo. Term SOFR + 2.75%, 2.75% Floor)	7.08%(a)	01/20/2037	9,548,073
	Jamestown CLO Ltd.
6,000,000	Series 2018-11A-A2 (3 mo. Term SOFR + 1.96%, 0.00% Floor)	6.28%(a)	07/14/2031	6,015,240
	Katayma CLO Ltd.
25,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.98%(a)	04/20/2037	25,094,777
	LCM LP
3,554,387	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.73%(a)	10/15/2031	3,559,839
	Marble Point CLO
5,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.77%(a)	07/20/2037	5,024,942
50,000,000	Series 2021-4A-A1 (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.80%(a)	01/22/2035	50,095,850
20,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.93%, 1.93% Floor)	6.26%(a)	10/20/2036	20,043,296
11,400,000	Series 2022-2A-BR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.18%(a)	10/20/2036	11,415,274
	Menlo CLO Ltd.
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	01/20/2038	10,051,393
	Nassau Global Credit LLC
4,791,079	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	5.73%(a)	07/15/2031	4,794,589
	OCP CLO Ltd.
23,500,000	Series 2017-13A-AR2 (3 mo. Term SOFR + 1.34%, 1.34% Floor)	5.67%(a)	11/26/2037	23,582,224
5,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.70%(a)	07/20/2037	5,018,412
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.53%(a)	01/22/2038	10,014,846
	Park Blue CLO Ltd.
7,400,000	Series 2023-4A-B (3 mo. Term SOFR + 2.70%, 2.70% Floor)	7.02%(a)	01/25/2037	7,439,295
21,000,000	Series 2025-7A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.47%(a)	04/25/2038	21,036,410
	Peace Park CLO Ltd.
10,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.41%(a)	10/20/2038	10,033,540
	Rockford Tower CLO Ltd.
2,525,000	Series 2018-2A-B (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.39%(a)	10/20/2031	2,529,343
15,000,000	Series 2022-3A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.77%(a)	07/20/2037	15,076,938
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	5.94%(a)	04/20/2037	10,039,410
	Sound Point CLO Ltd.
10,927,268	Series 2013-3RA-A (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.74%(a)	04/18/2031	10,962,993
18,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.53%(a)	07/26/2031	18,045,031

Principal Amount $	Security Description	Rate	Maturity	Value $
15,534,325	Series 2018-3A-A1AR (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.61%(a)	10/26/2031	15,565,729
25,250,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.44%, 1.18% Floor)	5.76%(a)	10/25/2034	25,306,812
15,150,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65%(a)	04/25/2034	15,169,604
10,000,000	Series 2024-3A-A1 (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.80%(a)	02/20/2037	10,034,951
20,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.54%, 1.54% Floor)	5.87%(a)	07/20/2037	20,104,312
11,750,000	Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.72%(a)	10/20/2037	11,796,793
	Steele Creek CLO Ltd.
5,111,695	Series 2016-1A-AR (3 mo. Term SOFR + 1.38%, 1.12% Floor)	5.42%(a)	06/15/2031	5,125,332
	Trestles LLC
25,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.50%(a)	04/25/2038	25,049,667
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.80%(a)	01/18/2035	20,039,420
	Unity-Peace Park CLO Ltd.
15,000,000	Series 2022-1A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.33%(a)	04/20/2035	15,053,699
	Vibrant Clo X Ltd.
60,500,000	Series 2018-10RA-A1 (3 mo. Term SOFR + 1.70%, 1.70% Floor)	6.03%(a)	04/20/2036	60,780,309
	Warwick Capital CLO Ltd.
18,500,000	Series 2024-3A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.98%(a)	04/20/2037	18,570,121
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.73%(a)	07/20/2037	10,043,304
	Wind River CLO Ltd.
4,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 2.26%, 0.00% Floor)	6.59%(a)	10/18/2030	4,000,200
	Total Collateralized Loan Obligations (Cost $1,342,782,643)			1,347,222,947

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 7.7%
	1211 Avenue of the Americas Trust
3,110,000	Series 2015-1211-A1A2	3.90%(a)	08/10/2035	3,004,066
	1345 Trust
10,540,000	Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.75%(a)	06/15/2042	10,582,959
	280 Park Avenue Mortgage Trust
24,890,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.40%(a)	09/15/2034	24,714,615
	ACREC Trust
4,624,709	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.40%(a)	10/16/2036	4,640,937
16,090,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.45%(a)	08/18/2042	16,146,235
	ACRES Commercial Realty Ltd.
25,570,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.75%(a)	08/18/2040	25,729,787

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	7

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Arbor Multifamily Mortgage Securities Trust
21,947,000	Series 2021-MF3-XB	0.60%(a)(b)(f)	10/15/2054	595,420
	Arbor Realty Trust, Inc.
124,067,658	Series 2020-MF1-XA	1.05%(a)(b)(f)	05/15/2053	4,219,392
6,656,085	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.61%(a)	11/15/2036	6,679,455
8,952,206	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.82%(a)	01/15/2037	8,965,930
13,200,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.49%(a)	01/20/2043	13,240,181
	ARDN Mortgage Trust
19,240,000	Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.90%(a)	06/15/2035	19,270,957
	AREIT Ltd.
6,565,003	Series 2024-CRE9-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.84%(a)	05/17/2041	6,589,083
	AREIT Trust
26,120,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.53%(a)	12/17/2029	26,258,567
	Ares Commercial Real Estate Corp.
602,432	Series 2021-FL4-B (1 mo. Term SOFR + 2.01%, 1.40% Floor)	6.15%(a)	12/18/2037	598,452
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
1,683,348	Series 2015-UBS7-XA	0.68%(b)(f)	09/15/2048	25
2,121,000	Series 2016-UB10-C	4.98%(b)	07/15/2049	2,059,364
	BANK
3,554,000	Series 2017-BNK4-C	4.37%(b)	05/15/2050	3,165,025
30,925,143	Series 2017-BNK4-XA	1.49%(b)(f)	05/15/2050	477,531
4,916,000	Series 2017-BNK5-B	3.90%(b)	06/15/2060	4,762,775
64,705,553	Series 2017-BNK5-XA	1.08%(b)(f)	06/15/2060	867,831
139,175,502	Series 2018-BN10-XA	0.83%(b)(f)	02/15/2061	1,894,373
31,334,000	Series 2018-BN10-XD	1.86%(a)(b)(f)	02/15/2061	1,136,863
2,290,000	Series 2019-BN16-B	4.44%(b)	02/15/2052	2,197,328
85,288,817	Series 2019-BN16-XA	1.09%(b)(f)	02/15/2052	2,189,108
13,119,665	Series 2019-BN16-XD	1.97%(a)(b)(f)	02/15/2052	702,788
11,541,000	Series 2019-BN17-XD	1.74%(a)(b)(f)	04/15/2052	553,192
43,097,000	Series 2019-BN19-AS	3.45%	08/15/2061	39,607,944
17,013,666	Series 2019-BN19-XD	1.16%(a)(b)(f)	08/15/2061	587,114
1,099,000	Series 2019-BN20-AS	3.24%(b)	09/15/2062	1,011,615
5,000,000	Series 2019-BN21-C	3.52%(b)	10/17/2052	4,348,042
18,082,333	Series 2019-BN22-XD	1.07%(a)(b)(f)	11/15/2062	638,838
26,932,000	Series 2019-BN24-XD	1.13%(a)(b)(f)	11/15/2062	1,033,077
4,270,000	Series 2020-BN27-A5	2.14%	04/15/2063	3,793,172
62,007,000	Series 2020-BN30-XB	0.83%(b)(f)	12/15/2053	1,961,480
44,484,810	Series 2021-BN32-XA	0.87%(b)(f)	04/15/2054	1,317,382
112,743,000	Series 2021-BN35-XB	0.70%(b)(f)	06/15/2064	3,522,407
10,388,000	Series 2021-BN38-XD	0.83%(a)(b)(f)	12/15/2064	397,296
7,663,000	Series 2022-BNK40-XD	1.00%(a)(b)(f)	03/15/2064	370,928
120,192,936	Series 2025-BNK50-XA	0.54%(b)(f)	05/15/2068	3,437,085
	BANK5 Trust
1,167,713	Series 2023-5YR4-A3	6.50%	12/15/2056	1,232,451
2,467,000	Series 2024-5YR10-AS	5.64%	10/15/2057	2,528,320
8,169,000	Series 2024-5YR10-B	6.14%(b)	10/15/2057	8,419,145
1,667,000	Series 2024-5YR10-C	5.74%(b)	10/15/2057	1,656,188
5,976,000	Series 2024-5YR6-A3	6.23%	05/15/2057	6,315,712
122,638,735	Series 2024-5YR6-XA	0.97%(a)(b)(f)	05/15/2057	3,026,417
84,965,527	Series 2024-5YR8-XA	1.13%(b)(f)	08/15/2057	2,548,380
9,640,000	Series 2025-5YR15-AS	5.76%(b)	07/15/2058	10,007,350
4,104,000	Series 2025-5YR16-AS	5.75%(b)	08/15/2063	4,237,636
20,000,000	Series 2025-5YR17-A3	5.23%	11/15/2058	20,649,214
3,535,000	Series 2025-5YR17-AS	5.63%(b)	11/15/2058	3,649,653
	BBCMS Trust
45,454,000	Series 2018-CBM-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	5.45%(a)	07/15/2037	44,420,553
9,807,000	Series 2018-CBM-E (1 mo. Term SOFR + 3.85%, 3.55% Floor)	8.00%(a)	07/15/2037	7,569,606

Principal Amount $	Security Description	Rate	Maturity	Value $
11,799,000	Series 2020-C6-F5TB	3.81%(a)(b)	02/15/2053	9,183,948
12,497,250	Series 2020-C6-F5TC	3.81%(a)(b)	02/15/2053	9,449,527
88,257,388	Series 2020-C6-XA	1.13%(b)(f)	02/15/2053	3,137,674
7,424,000	Series 2020-C6-XD	1.28%(a)(b)(f)	02/15/2053	344,800
1,437,000	Series 2020-C7-AS	2.44%	04/15/2053	1,257,821
1,619,000	Series 2021-C11-ASB	2.11%	09/15/2054	1,523,556
34,040,000	Series 2021-C11-XB	1.07%(b)(f)	09/15/2054	1,730,025
132,558,853	Series 2021-C9-XA	1.69%(b)(f)	02/15/2054	8,577,061
68,467,000	Series 2021-C9-XB	1.11%(b)(f)	02/15/2054	3,153,720
12,893,000	Series 2024-5C29-A3	5.21%	09/15/2057	13,245,229
129,979,704	Series 2024-5C31-XA	1.28%(b)(f)	12/15/2057	5,096,036
7,263,000	Series 2025-5C37-A3	5.02%	09/15/2058	7,431,637
98,463,067	Series 2025-C32-XA	1.36%(b)(f)	02/15/2062	8,284,289
	BDS Ltd.
6,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.71%(a)	09/19/2039	6,034,662
	Benchmark Mortgage Trust
34,481,736	Series 2018-B7-XA	0.56%(b)(f)	05/15/2053	333,959
26,862,320	Series 2018-B8-XA	0.78%(b)(f)	01/15/2052	410,811
12,985,000	Series 2019-B10-XD	2.04%(a)(b)(f)	03/15/2062	760,543
13,924,000	Series 2019-B11-XD	1.61%(a)(b)(f)	05/15/2052	648,154
13,870,000	Series 2019-B12-XD	1.28%(a)(b)(f)	08/15/2052	503,211
14,907,500	Series 2019-B14-XD	1.40%(a)(b)(f)	12/15/2062	719,855
24,552,000	Series 2019-B15-XD	1.08%(a)(b)(f)	12/15/2072	871,306
73,212,471	Series 2019-B9-XA	1.17%(b)(f)	03/15/2052	1,973,171
72,527,716	Series 2020-B16-XA	0.91%(b)(f)	02/15/2053	2,188,604
65,937,523	Series 2020-B17-XA	1.49%(b)(f)	03/15/2053	2,760,659
12,580,000	Series 2020-B17-XD	1.50%(a)(b)(f)	03/15/2053	651,392
74,145,339	Series 2020-B18-XA	1.85%(b)(f)	07/15/2053	3,875,421
204,334,445	Series 2020-B19-XA	1.78%(b)(f)	09/15/2053	10,112,736
70,184,442	Series 2020-B22-XA	1.61%(b)(f)	01/15/2054	4,394,732
275,367,278	Series 2020-IG1-XA	0.61%(b)(f)	09/15/2043	4,576,329
230,716,044	Series 2021-B24-XA	1.25%(b)(f)	03/15/2054	9,250,998
118,193,031	Series 2021-B28-XA	1.35%(b)(f)	08/15/2054	6,030,977
59,609,000	Series 2021-B28-XB	1.07%(b)(f)	08/15/2054	2,973,202
66,420,000	Series 2021-B29-XB	0.81%(b)(f)	09/15/2054	2,356,004
361,130,164	Series 2021-B30-XA	0.91%(b)(f)	11/15/2054	13,901,886
15,995,000	Series 2021-B31-XD	1.26%(a)(b)(f)	12/15/2054	1,001,725
13,067,000	Series 2022-B32-XD	1.64%(a)(b)(f)	01/15/2055	966,306
10,959,500	Series 2022-B33-XD	1.73%(a)(b)(f)	03/15/2055	921,195
7,270,000	Series 2022-B34-XD	1.96%(a)(b)(f)	04/15/2055	725,429
1,909,000	Series 2023-V3-AS	7.10%(b)	07/15/2056	2,020,134
37,520,000	Series 2024-V10-A3	5.28%	09/15/2057	38,649,585
168,345,000	Series 2024-V11-XA	0.77%(b)(f)	11/15/2057	3,584,217
76,878,020	Series 2024-V12-XA	1.07%(b)(f)	12/15/2057	2,436,718
6,966,000	Series 2024-V8-A2	5.71%	07/15/2057	7,256,813
2,279,000	Series 2024-V8-A3	6.19%(b)	07/15/2057	2,409,248
136,059,805	Series 2024-V8-XA	0.99%(a)(b)(f)	07/15/2057	3,522,507
21,999,000	Series 2024-V9-A3	5.60%	08/15/2057	22,865,926
13,946,000	Series 2025-B41-XA	1.21%(b)(f)	07/15/2068	1,073,687
4,078,000	Series 2025-V15-AS	6.17%	06/15/2058	4,292,386
9,210,000	Series 2025-V16-A3	5.44%(b)	08/15/2058	9,584,042
13,175,000	Series 2025-V16-AS	5.86%(b)	08/15/2058	13,731,246
8,860,000	Series 2025-V17-A3	5.07%	09/15/2058	9,084,770
922,000	Series 2025-V17-AM	5.42%(b)	09/15/2058	945,309
	BFLD Trust
4,860,000	Series 2025-EWEST-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)	6.25%(a)	06/15/2042	4,889,870
5,420,000	Series 2025-FPM-A	5.01%(a)(b)	10/10/2030	5,466,816
	BMO Mortgage Trust
4,656,000	Series 2024-5C3-A3	5.74%	02/15/2057	4,833,101
17,591,000	Series 2024-5C4-A3	6.53%(b)	05/15/2057	18,745,649
20,804,000	Series 2024-5C6-A3	5.32%	09/15/2057	21,445,373
20,482,000	Series 2024-5C7-AS	5.89%(b)	11/15/2057	21,140,492
111,911,076	Series 2024-5C7-XA	1.14%(a)(b)(f)	11/15/2057	3,804,171
113,576,601	Series 2024-5C8-XA	1.24%(b)(f)	12/15/2057	4,275,455
1,608,000	Series 2025-5C10-AS	5.95%(b)	05/15/2058	1,674,078
7,371,000	Series 2025-5C11-AS	5.94%	07/15/2058	7,681,764
2,944,000	Series 2025-5C12-AS	5.56%	10/15/2058	3,031,130
1,794,000	Series 2025-5C9-A3	5.78%(b)	04/15/2058	1,883,579
154,249,926	Series 2025-C11-XA	1.32%(b)(f)	02/15/2058	12,371,153
	Bombardier Capital Mortgage Securitization Corp.
4,386,000	Series 2025-5C6-AS	5.58%(b)	10/15/2058	4,518,231
56,849,600	Series 2025-5C6-XA	1.58%(b)(f)	10/15/2058	3,315,514

8	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	BPR Trust
10,166,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.32%(a)	09/15/2038	10,162,550
	BSPRT Co.-Issuer LLC
15,000,000	Series 2023-FL10-C (1 mo. Term SOFR + 3.97%, 3.97% Floor)	8.12%(a)	09/15/2035	15,093,270
	BSTN Commercial Mortgage Trust
21,020,000	Series 2025-HUB-A	5.06%(a)(b)	04/13/2041	21,046,275
	BX Trust
53,165,000	Series 2019-OC11-E	4.08%(a)(b)	12/09/2041	49,092,550
326,679,000	Series 2019-OC11-XB	0.32%(a)(b)(f)	12/09/2041	2,771,185
3,884,093	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	4.99%(a)	10/15/2036	3,881,380
1,069,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.91%(a)	10/15/2036	1,069,145
4,599,000	Series 2021-MFM1-D (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.76%(a)	01/15/2034	4,599,533
4,641,000	Series 2021-MFM1-E (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.51%(a)	01/15/2034	4,641,777
2,746,474	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.51%(a)	11/15/2036	2,744,140
3,302,701	Series 2021-RISE-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.01%(a)	11/15/2036	3,302,347
1,939,344	Series 2021-SOAR-C (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.37%(a)	06/15/2038	1,938,566
12,240,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	5.54%(a)	06/15/2036	12,216,803
3,450,000	Series 2021-VIEW-F (1 mo. Term SOFR + 4.04%, 3.93% Floor)	8.19%(a)	06/15/2036	3,383,307
5,109,600	Series 2021-VOLT-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.26%(a)	09/15/2036	5,102,917
2,601,810	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.95%(a)	10/15/2038	2,601,279
3,633,000	Series 2021-XL2-C (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.46%(a)	10/15/2038	3,630,865
2,555,000	Series 2021-XL2-D (1 mo. Term SOFR + 1.51%, 1.40% Floor)	5.66%(a)	10/15/2038	2,553,738
3,514,700	Series 2021-XL2-E (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.11%(a)	10/15/2038	3,513,700
2,724,400	Series 2021-XL2-F (1 mo. Term SOFR + 2.36%, 2.24% Floor)	6.51%(a)	10/15/2038	2,724,092
5,320,000	Series 2022-LBA6-C (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.75%(a)	01/15/2039	5,321,324
17,820,000	Series 2022-LBA6-E (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.85%(a)	01/15/2039	17,823,152
22,627,838	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.84%(a)	08/15/2039	22,702,687
11,518,584	Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)	5.53%(a)	08/15/2042	11,545,937
1,121,193	Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)	6.80%(a)	08/15/2042	1,126,584
	BXP Trust
9,818,000	Series 2017-GM-B	3.54%(a)(b)	06/13/2039	9,565,301
	Cantor Commercial Real Estate Lending LP
10,105,250	Series 2019-CF2-XD	1.56%(a)(b)(f)	11/15/2052	497,339
11,514,000	Series 2019-CF3-XD	1.21%(a)(b)(f)	01/15/2053	467,474
	CENT Trust
35,800,000	Series 2025-CITY-A	5.09%(a)(b)	07/10/2040	36,243,462

Principal Amount $	Security Description	Rate	Maturity	Value $
	Century Plaza Towers
5,000,000	Series 2019-CPT-A	2.87%(a)	11/13/2039	4,607,410
	CFCRE Commercial Mortgage Trust
7,155,000	Series 2016-C4-C	5.02%(b)	05/10/2058	7,078,732
49,221,962	Series 2016-C4-XA	1.69%(b)(f)	05/10/2058	168,132
	Citigroup Commercial Mortgage Trust
2,183,382	Series 2015-GC27-D	4.54%(a)(b)	02/10/2048	2,111,394
10,000,000	Series 2015-GC33-C	4.54%(b)	09/10/2058	8,575,000
3,499,525	Series 2015-GC33-XA	0.60%(b)(f)	09/10/2058	26
86,592,706	Series 2016-C1-XA	1.98%(b)(f)	05/10/2049	317,492
141,420,885	Series 2016-GC36-XA	1.34%(b)(f)	02/10/2049	4,370
28,120,458	Series 2016-GC37-XA	1.76%(b)(f)	04/10/2049	10,568
78,753,290	Series 2016-P3-XA	1.81%(b)(f)	04/15/2049	268,139
51,709,663	Series 2016-P4-XA	2.04%(b)(f)	07/10/2049	313,629
79,992,424	Series 2016-P5-XA	1.51%(b)(f)	10/10/2049	456,613
212,766,228	Series 2017-B1-XA	0.85%(b)(f)	08/15/2050	2,125,109
36,314,449	Series 2017-P7-XA	1.23%(b)(f)	04/14/2050	397,709
15,766,000	Series 2019-C7-XD	1.30%(a)(b)(f)	12/15/2072	709,423
13,007,000	Series 2019-GC41-XD	0.97%(a)(b)(f)	08/10/2056	362,876
11,280,000	Series 2019-GC43-XD	0.72%(a)(b)(f)	11/10/2052	264,622
3,625,000	Series 2020-420K-D	3.42%(a)(b)	11/10/2042	3,242,612
7,800,000	Series 2020-420K-E	3.42%(a)(b)	11/10/2042	6,719,601
17,387,000	Series 2020-555-E	3.62%(a)(b)	12/10/2041	15,321,231
2,853,000	Series 2020-GC46-B	3.15%(b)	02/15/2053	2,518,466
21,133,200	Series 2020-GC46-XD	1.17%(a)(b)(f)	02/15/2053	890,363
16,920,000	Series 2022-GC48-XD	2.54%(a)(b)(f)	06/15/2055	2,373,952
	Citigroup/Deutsche Bank Commercial Mortgage Trust
5,161,000	Series 2016-C1-B	4.20%(b)	05/10/2049	4,858,596
97,137,348	Series 2016-C1-XA	1.55%(b)(f)	05/10/2049	17,728
67,040,687	Series 2017-CD4-XA	1.37%(b)(f)	05/10/2050	859,247
5,723,000	Series 2017-CD6-B	3.91%(b)	11/13/2050	5,467,032
5,175,000	Series 2017-CD6-C	4.44%(b)	11/13/2050	4,836,627
36,960,087	Series 2017-CD6-XA	1.06%(b)(f)	11/13/2050	473,492
47,362,549	Series 2020-C9-XA	1.70%(b)(f)	09/15/2053	2,153,390
	Commercial Mortgage Pass Through Certificates
13,118,101	Series 2013-CR12-XA	0.66%(b)(f)	10/10/2046	243
165,104	Series 2013-CR13-C	5.11%(b)	11/10/2046	162,812
4,345,000	Series 2014-CR16-C	4.89%(b)	04/10/2047	4,133,453
10,505,568	Series 2014-CR20-C	4.83%(b)	11/10/2047	10,137,479
656,524	Series 2014-UBS3-XA	0.77%(b)(f)	06/10/2047	14
7,613,505	Series 2015-CR26-XA	0.87%(b)(f)	10/10/2048	89
17,822,000	Series 2015-DC1-C	4.43%(b)	02/10/2048	15,883,412
26,085,651	Series 2015-DC1-XA	0.71%(b)(f)	02/10/2048	399
1,180,000	Series 2016-DC2-B	4.84%(b)	02/10/2049	1,172,673
1,403,000	Series 2016-DC2-C	4.84%(b)	02/10/2049	1,392,310
15,800,000	Series 2018-COR3-XD	1.75%(a)(b)(f)	05/10/2051	606,426
18,570,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.45%(a)	09/15/2033	17,125,679
	Computershare Corporate Trust
3,158,983	Series 2015-C27-C	3.89%	02/15/2048	2,800,359
9,701,000	Series 2015-C31-C	4.78%(b)	11/15/2048	9,541,521
32,726,372	Series 2015-C31-XA	1.02%(b)(f)	11/15/2048	713
3,000,000	Series 2015-LC22-C	4.84%(b)	09/15/2058	2,825,914
8,438,000	Series 2015-NXS2-C	4.11%(b)	07/15/2058	7,803,082
34,140,308	Series 2015-P2-XA	0.97%(b)(f)	12/15/2048	9,232
10,085,000	Series 2016-C32-C	4.85%(b)	01/15/2059	9,618,532
4,250,000	Series 2016-C34-B	4.09%	06/15/2049	4,124,516
5,890,000	Series 2016-LC24-C	4.57%(b)	10/15/2049	5,420,429
1,490,200	Series 2016-NXS5-A6	3.64%	01/15/2059	1,483,547
94,165,223	Series 2016-NXS6-XA	1.68%(b)(f)	11/15/2049	474,103
176,292,512	Series 2017-C39-XA	1.22%(b)(f)	09/15/2050	2,806,965
1,904,000	Series 2017-C42-C	4.30%(b)	12/15/2050	1,721,912
43,973,330	Series 2017-C42-XA	0.98%(b)(f)	12/15/2050	700,117
1,758,000	Series 2017-RC1-C	4.59%	01/15/2060	1,677,726
131,582,918	Series 2018-C43-XA	0.72%(b)(f)	03/15/2051	1,636,628
4,335,668	Series 2019-C49-XD	2.30%(a)(b)(f)	03/15/2052	273,196
58,158,721	Series 2019-C50-XA	1.57%(b)(f)	05/15/2052	2,174,921
3,193,000	Series 2019-C51-B	3.84%(b)	06/15/2052	2,795,552
42,246,006	Series 2019-C51-XA	1.41%(b)(f)	06/15/2052	1,635,503
24,972,000	Series 2019-C52-AS	3.14%	08/15/2052	23,131,206
68,160,441	Series 2019-C52-XA	1.71%(b)(f)	08/15/2052	3,207,242
5,000,000	Series 2019-C53-C	3.58%(b)	10/15/2052	4,511,661
8,777,333	Series 2019-C53-XD	1.61%(a)(b)(f)	10/15/2052	454,618
129,002,973	Series 2019-C54-XA	0.96%(b)(f)	12/15/2052	3,814,166
6,363,333	Series 2019-C54-XD	1.51%(a)(b)(f)	12/15/2052	322,634

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	9

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
28,088,000	Series 2020-C55-AS	2.94%	02/15/2053	25,873,152
52,886,315	Series 2020-C55-XB	0.92%(b)(f)	02/15/2053	1,654,141
131,700,415	Series 2020-C56-XA	1.38%(b)(f)	06/15/2053	6,010,254
162,053,728	Series 2021-C61-XA	1.47%(b)(f)	11/15/2054	8,691,638
9,132,000	Series 2021-C61-XD	1.53%(a)(b)(f)	11/15/2054	653,213
12,450,000	Series 2025-5C5-AS	5.92%	07/15/2058	12,965,105
	Credit Suisse Mortgage Capital Certificates
147,561,481	Series 2014-USA-X1	0.69%(a)(b)(f)	09/15/2037	2,774
3,799,000	Series 2017-CALI-E	3.90%(a)(b)	11/10/2032	620,681
6,050,000	Series 2017-CALI-F	3.90%(a)(b)	11/10/2032	605,393
5,216,575	Series 2021-B33-A1	3.05%(a)	10/10/2043	4,980,118
18,815,500	Series 2021-B33-A2	3.17%(a)	10/10/2043	16,914,485
106,475,593	Series 2021-B33-X	0.62%(a)(b)(f)	10/10/2043	2,394,849
	CSAIL Commercial Mortgage Trust
9,205,000	Series 2015-C3-B	3.96%(b)	08/15/2048	8,644,666
2,299,000	Series 2015-C4-C	4.93%(b)	11/15/2048	2,292,504
19,980,428	Series 2015-C4-XA	0.95%(b)(f)	11/15/2048	306
9,425,000	Series 2016-C5-C	4.74%(b)	11/15/2048	9,359,881
30,248,371	Series 2016-C6-XA	2.01%(b)(f)	01/15/2049	26,546
11,020,000	Series 2016-C7-B	4.46%(b)	11/15/2049	10,485,022
126,315,374	Series 2017-C8-XA	1.20%(b)(f)	06/15/2050	1,541,212
4,399,000	Series 2017-CX10-B	3.89%(b)	11/15/2050	4,062,199
65,681,548	Series 2017-CX10-XA	0.98%(b)(f)	11/15/2050	763,883
1,886,000	Series 2018-C14-C	5.04%(b)	11/15/2051	1,719,148
15,894,000	Series 2019-C16-B	3.88%	06/15/2052	15,144,620
23,387,150	Series 2019-C17-XA	1.46%(b)(f)	09/15/2052	904,124
7,924,000	Series 2019-C18-B	3.59%	12/15/2052	7,310,230
215,740,214	Series 2019-C18-XA	1.12%(b)(f)	12/15/2052	6,850,421
193,101,971	Series 2020-C19-XA	1.21%(b)(f)	03/15/2053	6,995,795
81,465,000	Series 2020-C19-XB	0.15%(b)(f)	03/15/2053	297,649
	DOLP Trust
11,475,000	Series 2021-NYC-F	3.70%(a)(b)	05/10/2041	8,818,433
	DTP Commercial Mortgage Trust
2,210,000	Series 2023-STE2-B	5.98%(a)(b)	01/15/2041	2,238,733
	ELP Commercial Mortgage Trust
4,958,683	Series 2021-ELP-E (1 mo. Term SOFR + 2.23%, 2.12% Floor)	6.38%(a)	11/15/2038	4,958,608
	Extended Stay America Trust
7,290,121	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.34%(a)	07/15/2038	7,295,789
	Franklin BSP Realty Trust, Inc.
7,926,350	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.87%(a)	02/15/2037	7,959,498
	FS Rialto
26,100,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.52%(a)	08/19/2042	26,133,826
	Granite Point Mortgage Trust, Inc.
10,755,183	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.60%(a)	12/15/2036	10,785,201
	Great Wolf Trust
15,000,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	5.84%(a)	05/15/2041	15,047,959
	Greystone Commercial Real Estate Notes
500,235	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.28%(a)	07/15/2039	501,750
6,250,000	Series 2021-FL3-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.91%(a)	07/15/2039	6,225,000
	GS Mortgage Securities Corp. II
3,000,000	Series 2013-GC13-B	4.00%(a)(b)	07/10/2046	2,919,750
4,000,000	Series 2013-GC13-C	4.00%(a)(b)	07/10/2046	3,712,625
43,033,308	Series 2015-GC34-XA	1.13%(b)(f)	10/10/2048	1,106
9,439,002	Series 2015-GS1-XA	0.64%(b)(f)	11/10/2048	125
35,785,009	Series 2016-GS2-XA	1.86%(b)(f)	05/10/2049	45,207
234,455,658	Series 2016-GS3-XA	1.28%(b)(f)	10/10/2049	1,191,574

Principal Amount $	Security Description	Rate	Maturity	Value $
43,116,335	Series 2016-GS4-XA	0.62%(b)(f)	11/10/2049	121,860
170,213,400	Series 2017-GS7-XA	1.17%(b)(f)	08/10/2050	2,405,575
98,700,000	Series 2017-GS7-XB	0.44%(b)(f)	08/10/2050	552,296
3,443,000	Series 2018-GS10-WLSA	5.07%(a)(b)	03/10/2033	845,866
6,834,000	Series 2018-GS10-WLSB	5.07%(a)(b)	03/10/2033	703,779
9,287,000	Series 2018-GS10-WLSC	5.07%(a)(b)	03/10/2033	906,662
8,990,000	Series 2018-GS10-WLSD	5.07%(a)(b)	03/10/2033	830,469
11,236,750	Series 2018-GS10-WLSE	5.07%(a)(b)	03/10/2033	949,528
188,399,066	Series 2018-GS9-XA	0.55%(b)(f)	03/10/2051	1,545,249
15,571,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	5.35%(a)	07/15/2031	12,094,774
3,897,000	Series 2018-TWR-D (1 mo. Term SOFR + 1.90%, 1.60% Floor)	6.05%(a)	07/15/2031	550,354
11,950,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.55%(a)	07/15/2031	1,248,476
11,242,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.25%(a)	07/15/2031	1,056,467
4,648,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.37%(a)	07/15/2031	387,992
51,614,723	Series 2019-GC38-XA	1.17%(b)(f)	02/10/2052	1,472,341
13,026,359	Series 2019-GC39-XA	1.24%(b)(f)	05/10/2052	436,113
21,600,000	Series 2019-GSA1-XD	1.13%(a)(b)(f)	11/10/2052	806,630
168,948,194	Series 2020-GC45-XA	0.73%(b)(f)	02/13/2053	3,605,118
25,009,000	Series 2020-GC45-XD	0.76%(a)(b)(f)	02/13/2053	621,934
52,685,956	Series 2020-GSA2-XA	1.77%(a)(b)(f)	12/12/2053	3,399,962
	Hilton USA Trust
1,650,000	Series 2016-HHV-C	4.33%(a)(b)	11/05/2038	1,634,868
5,692,000	Series 2016-SFP-A	2.83%(a)	11/05/2035	4,772,688
	Hudson Yards Mortgage Trust
8,450,000	Series 2025-SPRL-A	5.65%(a)(b)	01/13/2040	8,740,349
	ILPT Trust
1,846,000	Series 2025-LPF2-A	5.47%(a)(b)	07/13/2042	1,881,632
	JP Morgan Chase Commercial Mortgage Securities
282,627	Series 2007-CB20-X1	0.00%(a)(b)(f)	02/12/2051	—
28,492,916	Series 2015-JP1-XA	0.98%(b)(f)	01/15/2049	16,355
1,725,000	Series 2017-JP5-C	3.89%(b)	03/15/2050	1,546,492
9,343,000	Series 2018-MINN-E (1 mo. Term SOFR + 2.80%, 3.50% Floor)	6.95%(a)	11/15/2035	6,742,581
18,869,000	Series 2019-COR4-XD	2.18%(a)(b)(f)	03/10/2052	1,114,399
81,712,592	Series 2019-COR5-XA	1.59%(b)(f)	06/13/2052	3,131,284
8,500,000	Series 2019-COR5-XD	1.91%(a)(b)(f)	06/13/2052	453,983
29,530,000	Series 2020-NNN-EFX	3.97%(a)	01/16/2037	9,301,950
	JPMBB Commercial Mortgage Securities Trust
30,688,008	Series 2014-C25-XA	0.61%(b)(f)	11/15/2047	368
8,236,400	Series 2015-C27-C	4.45%(b)	02/15/2048	5,436,024
10,425,000	Series 2015-C27-D	3.95%(a)(b)	02/15/2048	2,627,100
1,859,802	Series 2015-C28-C	4.43%(b)	10/15/2048	1,837,288
15,982,335	Series 2015-C30-XA	0.12%(b)(f)	07/15/2048	160
30,128,497	Series 2015-C32-XA	1.21%(b)(f)	11/15/2048	807
7,394,000	Series 2016-C1-C	4.85%(b)	03/17/2049	7,231,406
14,174,926	Series 2016-C1-XA	1.28%(b)(f)	03/17/2049	16,141
	JPMDB Commercial Mortgage Securities Trust
100,185,928	Series 2016-C2-XA	1.62%(b)(f)	06/15/2049	283,346
127,647,224	Series 2017-C5-XA	0.99%(b)(f)	03/15/2050	926,464
159,725,030	Series 2017-C7-XA	0.97%(b)(f)	10/15/2050	2,093,372
13,604,000	Series 2019-COR6-AS	3.41%(b)	11/13/2052	12,070,667
248,585,674	Series 2020-COR7-XA	1.77%(b)(f)	05/13/2053	11,997,117
	KREF
24,516,595	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.33%(a)	02/15/2039	24,581,981
	LoanCore
7,556,024	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.93%(a)	01/17/2037	7,583,127
26,610,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.53%(a)	08/17/2042	26,706,860

10	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	LSTAR Commercial Mortgage Trust
14,790,172	Series 2017-5-X	1.00%(a)(b)(f)	03/10/2050	114,353
	Lument Finance Trust, Inc.
10,800,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.01%(a)	06/15/2039	10,800,108
	M360 LLC
1,468,286	Series 2021-CRE3-A (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.75%(a)	11/22/2038	1,470,494
7,162,000	Series 2021-CRE3-B (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.50%(a)	11/22/2038	7,183,164
	Madison Avenue Trust
23,260,000	Series 2025-11MD-C	5.63%(a)(b)	10/15/2042	23,394,389
	Manhattan West
5,731,000	Series 2020-1MW-C	2.41%(a)(b)	09/10/2039	5,450,794
	Merit
388,888	Series 2021-STOR-E (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.02%(a)	07/15/2038	389,194
	MF1 Multifamily Housing Mortgage Loan Trust
5,227,676	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.46%(a)	07/15/2036	5,244,902
8,409,594	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.48%(a)	02/19/2037	8,422,158
7,101,540	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.28%(a)	06/19/2037	7,119,216
10,660,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.82%(a)	08/18/2041	10,729,173
26,120,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.46%(a)	02/18/2040	26,177,542
	MFT Trust
9,417,000	Series 2020-ABC-A	3.36%(a)	02/10/2042	7,729,248
4,317,000	Series 2020-ABC-B	3.59%(a)(b)	02/10/2042	3,426,948
	MHC Commercial Mortgage Trust
520,719	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.07%(a)	04/15/2038	520,898
	Morgan Stanley ABS Capital I, Inc.
16,320,729	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	16,074,864
	Morgan Stanley Bank of America Merrill Lynch Trust
9,861,910	Series 2012-CKSV-CK	4.30%(a)(b)	10/15/2030	6,344,167
7,390,146	Series 2013-C11-AS	4.21%(b)	08/15/2046	7,048,352
3,407,388	Series 2013-C9-B	3.71%(b)	05/15/2046	3,302,930
2,144,761	Series 2014-C19-C	4.00%	12/15/2047	2,079,024
10,286,000	Series 2015-C27-C	4.62%(b)	12/15/2047	9,962,646
104,993,411	Series 2016-C28-XA	1.28%(b)(f)	01/15/2049	93,875
6,032,000	Series 2016-C31-C	4.39%(b)	11/15/2049	5,385,232
36,384,841	Series 2017-C33-XA	1.39%(b)(f)	05/15/2050	548,152
	Morgan Stanley Capital I Trust
7,137,000	Series 2015-UBS8-B	4.32%(b)	12/15/2048	6,877,721
13,202,707	Series 2015-UBS8-XA	0.84%(b)(f)	12/15/2048	5,290
	Morgan Stanley Capital I, Inc.
496,817	Series 2006-HQ10-X1	0.93%(a)(b)(f)	11/12/2041	12
125,985,226	Series 2017-H1-XA	1.45%(b)(f)	06/15/2050	1,875,517
4,661,000	Series 2017-HR2-C	4.46%(b)	12/15/2050	4,458,459
9,386,700	Series 2019-H6-XD	1.72%(a)(b)(f)	06/15/2052	466,059
5,305,000	Series 2019-H7-AS	3.52%	07/15/2052	5,033,230
71,540,134	Series 2019-L2-XA	1.16%(b)(f)	03/15/2052	2,007,895
3,845,000	Series 2019-L3-AS	3.49%	11/15/2052	3,624,013
144,980,275	Series 2019-L3-XA	0.71%(b)(f)	11/15/2052	3,077,061
15,090,000	Series 2019-L3-XD	1.25%(a)(b)(f)	11/15/2052	632,849
3,355,000	Series 2019-NUGS-D (1 mo. Term SOFR + 1.91%, 3.30% Floor)	6.07%(a)	12/15/2036	232,599

Principal Amount $	Security Description	Rate	Maturity	Value $
6,002,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.42%(a)	05/15/2036	526,225
2,200,000	Series 2020-HR8-B	2.70%	07/15/2053	1,896,548
24,004,000	Series 2020-L4-B	3.08%	02/15/2053	21,774,136
283,396,696	Series 2020-L4-XA	1.19%(b)(f)	02/15/2053	11,094,697
13,625,665	Series 2020-L4-XD	1.29%(a)(b)(f)	02/15/2053	615,204
10,779,000	Series 2021-L6-C	3.55%(b)	06/15/2054	9,035,767
	MRCD Mortgage Trust
7,794,000	Series 2019-PARK-F	2.72%(a)	12/15/2036	4,870,471
16,270,000	Series 2019-PARK-G	2.72%(a)	12/15/2036	8,907,825
	Multifamily Tax-Exempt Mortgage-backed Securities M-TEMS
61,372,823	Series 2021-2	0.83%(b)	03/25/2035	2,450,003
	Natixis Commercial Mortgage Securities Trust
13,188,800	Series 2020-2PAC-D	3.75%(a)	12/15/2038	11,666,508
	NJ
14,239,000	Series 2025-WBRK-A	5.87%(a)(b)	03/05/2035	14,798,399
	NYC Commercial Mortgage Trust
6,770,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	5.36%(a)	02/15/2042	6,756,038
	NYT Mortgage Trust
16,882,000	Series 2019-NYT-D (1 mo. Term SOFR + 2.30%, 2.00% Floor)	6.45%(a)	12/15/2035	16,175,159
	ROCK Trust
46,015,000	Series 2024-CNTR-A	5.39%(a)	11/13/2041	47,449,292
	SFO Commercial Mortgage Trust
11,621,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.41%(a)	05/15/2038	11,546,836
2,240,000	Series 2021-555-B (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.76%(a)	05/15/2038	2,222,034
	SLG Office Trust
37,079,000	Series 2021-OVA-F	2.85%(a)	07/15/2041	30,210,749
	SMR Mortgage Trust
4,131,535	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.65%(a)	02/15/2039	3,752,215
	SREIT Trust
3,014,796	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	5.00%(a)	11/15/2038	3,012,745
4,445,860	Series 2021-MFP-E (1 mo. Term SOFR + 2.14%, 2.03% Floor)	6.29%(a)	11/15/2038	4,444,336
16,175,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.09%(a)	11/15/2036	16,169,263
3,610,000	Series 2021-MFP2-C (1 mo. Term SOFR + 1.49%, 1.37% Floor)	5.64%(a)	11/15/2036	3,608,150
	Starwood Property Trust, Inc.
17,732,013	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.45%(a)	04/18/2038	17,759,391
	STDIO Commercial Mortgage Trust
14,002,000	Series 2025-RLGH-A	5.72%(a)(b)	09/15/2038	14,032,984
	TCO Commercial Mortgage Trust
2,490,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	6.14%(a)	12/15/2039	2,500,718
	TPG Real Estate Finance Issuer Ltd.
2,855,884	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.46%(a)	03/15/2038	2,865,923
20,590,187	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.79%(a)	02/15/2039	20,662,109

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	11

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
26,180,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.67%(a)	09/18/2042	26,278,044
	UBS Commercial Mortgage Trust
8,000,000	Series 2017-C1-C	4.44%	06/15/2050	7,407,205
69,693,451	Series 2017-C1-XA	1.62%(b)(f)	06/15/2050	1,117,409
1,124,000	Series 2017-C2-C	4.30%(b)	08/15/2050	1,062,518
6,857,000	Series 2017-C3-B	4.09%(b)	08/15/2050	6,557,450
9,740,591	Series 2017-C3-XA	1.22%(b)(f)	08/15/2050	128,406
3,561,000	Series 2017-C4-B	4.24%(b)	10/15/2050	3,401,391
544,000	Series 2017-C7-A4	3.68%	12/15/2050	537,452
1,020,000	Series 2018-C11-B	4.71%(b)	06/15/2051	957,790
2,854,000	Series 2018-C13-B	4.79%(b)	10/15/2051	2,716,970
37,276,989	Series 2018-C9-XA	1.07%(b)(f)	03/15/2051	676,451
8,350,000	Series 2019-C17-AS	3.20%	10/15/2052	7,741,980
12,767,000	Series 2019-C17-XD	1.89%(a)(b)(f)	10/15/2052	788,440
14,858,000	Series 2019-C18-AS	3.38%(b)	12/15/2052	13,738,621
9,705,000	Series 2019-C18-B	3.68%(b)	12/15/2052	8,649,849
11,574,000	Series 2019-C18-XD	1.55%(a)(b)(f)	12/15/2052	602,670
	UBS-Barclays Commercial Mortgage Trust
6,117,000	Series 2019-C3-XD	1.93%(a)(b)(f)	05/15/2052	345,618
163,267,076	Series 2019-C4-XA	1.66%(b)(f)	08/15/2052	7,283,687
13,091,000	Series 2019-C4-XD	1.27%(a)(b)(f)	08/15/2052	506,921
64,649,569	Series 2019-C5-XA	0.98%(b)(f)	11/15/2052	1,653,245
14,866,000	Series 2019-C5-XD	1.45%(a)(b)(f)	11/15/2052	695,916
	VEGAS Trust
28,313,000	Series 2024-TI-A	5.52%(a)	11/10/2039	28,750,784
	Wells Fargo Commercial Mortgage Trust
6,516,000	Series 2024-5C1-A3	5.93%	07/15/2057	6,834,510
118,294,267	Series 2024-5C1-XA	1.26%(b)(f)	07/15/2057	4,035,704
3,930,000	Series 2025-5C4-A3	5.67%	05/15/2058	4,121,657
69,337,379	Series 2025-5C4-XA	1.35%(b)(f)	05/15/2058	3,163,664
15,140,000	Series 2025-AGLN-A (1 mo. Term SOFR + 1.64%, 1.64% Floor)	5.79%(a)	07/15/2037	15,198,643
64,404,843	Series 2025-C64-XA	1.24%(b)(f)	02/15/2058	4,742,715
	WF-RBS Commercial Mortgage Trust
7,263,725	Series 2014-C21-B	4.21%(b)	08/15/2047	7,095,978
	WHARF Trust
2,650,000	Series 2025-DC-A	5.53%(a)(b)	07/15/2040	2,720,869
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,007,156,776)			2,336,356,299

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0%
	Accredited Mortgage Loan Trust
12,875,000	Series 2006-1-M2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	1.50%	04/25/2036	10,215,031
	ACE Securities Corp.
1,468,031	Series 2007-ASP1-A2C (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.79%	03/25/2037	598,413
9,193,668	Series 2007-HE1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.51%	01/25/2037	5,570,969
2,142,341	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.61%	01/25/2037	1,298,137
2,008,445	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	01/25/2037	1,216,959
67,941,034	Series 2007-WM1-A1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	11/25/2036	19,590,818
3,720,293	Series 2007-WM1-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.41%	11/25/2036	1,531,211
4,021,925	Series 2007-WM1-A2D (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.71%	11/25/2036	1,654,471
2,535,886	Series 2007-WM2-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.83%	02/25/2037	1,049,336

Principal Amount $	Security Description	Rate	Maturity	Value $
2,223,112	Series 2007-WM2-A2D (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.01%	02/25/2037	919,856
	Adamas Trust, Inc.
170,439	Series 2005-2-A (1 mo. Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap)	4.93%	08/25/2035	157,300
	Adjustable Rate Mortgage Trust
2,400,620	Series 2004-4-CB1 (1 mo. Term SOFR + 1.26%, 1.15% Floor, 10.00% Cap)	5.42%	03/25/2035	2,083,915
16,472,248	Series 2005-11-4A1	5.05%(b)	02/25/2036	8,331,627
1,090,283	Series 2005-4-2A1	6.53%(b)	08/25/2035	1,022,119
90,853	Series 2005-7-3A1	4.89%(b)	10/25/2035	87,572
3,340,628	Series 2005-8-3A21	4.78%(b)	11/25/2035	2,331,161
9,803,220	Series 2006-2-5A1	4.50%(b)	05/25/2036	1,646,737
4,126,530	Series 2007-1-3A1	4.94%(b)	03/25/2037	3,846,324
754,675	Series 2007-3-1A1	5.08%(a)(b)	11/25/2037	742,998
	Aegis Asset Backed Securities Trust
800,034	Series 2004-1-M2 (1 mo. Term SOFR + 2.14%, 2.03% Floor)	6.30%	04/25/2034	825,991
617,792	Series 2004-2-M2 (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.22%	06/25/2034	602,661
2,696,022	Series 2004-6-M2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 15.00% Cap)	5.27%	03/25/2035	2,578,867
8,223,843	Series 2006-1-A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 12.00% Cap)	4.61%	01/25/2037	6,233,369
	AlphaFlow Transitional Mortgage Trust
3,329,864	Series 2021-WL1-A1	3.28%(a)(d)	01/25/2026	3,173,756
	American Home Mortgage Assets LLC
2,480,184	Series 2006-2-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%	09/25/2046	2,367,010
	American Home Mortgage Investment Trust
2,492,287	Series 2005-4-3A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap)	4.87%	11/25/2045	1,740,419
11,344,931	Series 2005-4-5A (6 mo. Term SOFR + 2.18%, 1.75% Floor, 11.00% Cap)	6.19%	11/25/2045	4,238,096
2,146,383	Series 2006-2-3A4	7.10%(d)	06/25/2036	295,275
7,248,123	Series 2007-A-13A1	6.60%(a)(d)	01/25/2037	1,055,729
	Ameriquest Mortgage Securities, Inc.
1,060,355	Series 2004-FR1-M1	3.70%(d)	05/25/2034	1,055,207
	Amortizing Residential Collateral Trust
4,323,614	Series 2002-BC7-M1 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.47%	10/25/2032	3,316,056
	AMSR Trust
10,000,000	Series 2020-SFR5-F	2.69%(a)	11/17/2037	9,954,864
6,500,000	Series 2021-SFR3-E1	2.33%(a)	10/17/2038	6,298,445
11,000,000	Series 2021-SFR3-E2	2.43%(a)	10/17/2038	10,659,110
18,500,000	Series 2021-SFR3-F	3.23%(a)	10/17/2038	18,052,430
6,500,000	Series 2021-SFR4-D	2.77%(a)	12/17/2038	6,340,909
10,500,000	Series 2021-SFR4-E1	2.97%(a)	12/17/2038	10,216,674
	Angel Oak Mortgage Trust LLC
9,121,000	Series 2021-7-M1	3.26%(a)(b)	10/25/2066	6,649,735
2,902,240	Series 2025-7-A3	5.92%(a)(b)	06/25/2070	2,924,693
5,007,000	Series 2025-7-M1	6.35%(a)	06/25/2070	5,079,148
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
9,652,851	Series 2004-W11-M6 (1 mo. Term SOFR + 1.99%, 1.88% Floor)	6.15%	11/25/2034	8,338,762

12	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
96,478,042	Series 2006-M3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.45%	10/25/2036	53,320,027
10,783,682	Series 2006-W5-A1A (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%	06/25/2036	7,191,171
	Asset Backed Funding Certificates
77,522,749	Series 2007-WMC1-A1A (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.52%	06/25/2037	55,366,305
	Asset Backed Securities Corp. Home Equity
1,123,622	Series 2004-HE3-M2 (1 mo. Term SOFR + 1.79%, 1.68% Floor)	5.95%	06/25/2034	1,104,062
16,423,841	Series 2006-HE7-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	3.58%	11/25/2036	14,884,168
	Banc of America Alternative Loan Trust
393,041	Series 2005-10-4A1	5.75%	11/25/2035	365,291
1,506,919	Series 2005-11-2CB1	6.00%	12/25/2035	1,445,272
1,018,621	Series 2006-2-1CB1	6.00%	03/25/2036	948,504
1,314,114	Series 2006-2-3CB1	6.50%	03/25/2036	1,209,589
379,681	Series 2006-5-CB14 (1 mo. Term SOFR + 1.21%, 6.00% Floor, 6.00% Cap)	6.00%	06/25/2046	332,858
890,132	Series 2006-6-CB3	6.00%	07/25/2046	779,999
7,625,175	Series 2006-7-A4	6.50%(d)	10/25/2036	2,025,073
1,195,761	Series 2006-8-1A1 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.23%(f)(g)	11/25/2036	133,647
426,162	Series 2006-8-1A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.72%	11/25/2036	335,082
1,908,142	Series 2006-9-1CB1	6.00%	01/25/2037	1,718,718
325,793	Series 2007-2-2A1	6.00%	06/25/2037	279,349
	Banc of America Funding Corp.
2,150,408	Series 2006-2-3A1	6.00%	03/25/2036	1,868,258
57,737	Series 2006-2-4A1 (-3 x 1 mo. Term SOFR + 22.46%, 0.00% Floor, 22.80% Cap)	9.98%(g)	03/25/2036	57,419
74,332	Series 2006-2-6A2	5.50%	03/25/2036	74,474
242,120	Series 2006-3-1A1	6.00%	03/25/2036	208,282
123,492	Series 2006-3-6A1	6.37%(b)	03/25/2036	126,627
1,080,572	Series 2006-6-1A7	6.25%	08/25/2036	940,633
408,552	Series 2006-7-T2A5	6.54%(d)	10/25/2036	371,189
1,926,214	Series 2006-7-T2A8	6.41%(d)	10/25/2036	1,750,069
479,836	Series 2006-8T2-A8 (30 day avg SOFR US)	6.60%(d)	10/25/2036	427,665
216,696	Series 2006-B-7A1	4.46%(b)	03/20/2036	190,061
3,684,512	Series 2006-D-6A1	4.02%(b)	05/20/2036	3,128,912
77,234	Series 2006-H-3A1	4.07%(b)	09/20/2046	63,541
42,830,445	Series 2006-H-5A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.61%	10/20/2036	12,999,584
396,883	Series 2007-1-TA10	6.34%(d)	01/25/2037	372,452
546,070	Series 2007-3-TA1B	5.83%(b)	04/25/2037	476,186
1,063,534	Series 2007-5-1A1	5.50%	07/25/2037	872,511
548,853	Series 2009-R14A-3A (-2 x 1 mo. Term SOFR + 16.30%, 5.50% Floor, 16.57% Cap)	6.20%(a)(g)	06/26/2035	516,259
794,088	Series 2009-R15A-4A2	5.75%(a)(b)	12/26/2036	708,622
482,702	Series 2010-R1-3A (-2 x 1 mo. Term SOFR + 14.10%, 6.00% Floor, 14.28% Cap)	7.41%(a)(g)	07/26/2036	480,598
4,866,169	Series 2014-R6-3A2	4.71%(a)(b)	10/26/2036	4,408,419
10,336,590	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.51%(a)	06/26/2036	8,622,362
16,765,315	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	2.96%(a)	09/29/2036	14,185,105
	Banc of America Mortgage Securities, Inc.
760,205	Series 2006-1-A9	6.00%	05/25/2036	647,990

Principal Amount $	Security Description	Rate	Maturity	Value $
132,917	Series 2007-1-2A5	5.75%	01/25/2037	116,653
2,964,006	Series 2007-3-2A8	7.00%	09/25/2037	2,548,898
	BankUnited Trust
4,706,829	Series 2005-1-2A1	4.46%(b)	09/25/2045	4,268,037
	Barclays PLC
6,202,542	Series 2010-RR6-7A10	5.25%(a)(b)	02/26/2037	2,316,687
	Bayview Commercial Asset Trust
531,923	Series 2007-3-A2 (1 mo. Term SOFR + 0.55%, 0.00% Floor)	4.71%(a)	07/25/2037	502,580
	Bayview Financial Acquisition Trust
1,874,356	Series 2006-C-2A4 (1 mo. Term SOFR + 0.53%, 0.00% Floor)	4.70%	11/28/2036	1,765,207
	BCAP LLC Trust
17,230,389	Series 2007-AA2-11A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%(a)	05/25/2047	18,221,374
1,926,313	Series 2007-AA2-2A7	6.00%	04/25/2037	843,535
2,085,524	Series 2007-AA2-2A8	5.75%	04/25/2037	875,575
10,159,968	Series 2008-RR3-A1B	6.70%(a)(b)	10/25/2036	3,089,346
1,454,018	Series 2009-RR13-18A2	5.75%(a)(b)	07/26/2037	684,796
2,488,985	Series 2009-RR4-4A2	5.75%(a)(b)	02/26/2036	1,053,986
	Bear Stearns Adjustable Rate Mortgage Trust
196,738	Series 2005-12-13A1	4.60%(b)	02/25/2036	174,052
1,752,749	Series 2006-4-4A1	4.77%(b)	10/25/2046	1,512,404
2,196,594	Series 2007-1-2A1	5.72%(b)	02/25/2047	1,896,894
653,855	Series 2007-1-3A1	4.54%(b)	02/25/2047	636,470
7,771,057	Series 2007-2-2A1 (12 mo. Term SOFR + 2.59%, 1.88% Floor, 11.15% Cap)	6.37%	12/25/2046	6,552,854
	Bear Stearns Alt-A Trust
146,292	Series 2004-11-2A3	5.34%(b)	11/25/2034	148,155
8,880,875	Series 2006-3-21A1	4.46%(b)	05/25/2036	6,285,091
3,390,703	Series 2006-5-1A1 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 11.50% Cap)	4.61%	08/25/2036	3,068,014
5,527,822	Series 2006-6-2A1 (1 mo. Term SOFR)	4.17%	11/25/2036	2,494,508
2,763,971	Series 2006-8-2A1	4.65%(b)	08/25/2046	1,880,032
4,268,713	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.50% Cap)	4.59%	01/25/2047	3,706,859
	Bear Stearns Asset Backed Securities Trust
2,099,625	Series 2004-AC4-A2	5.50%(d)	08/25/2034	2,108,564
4,701,666	Series 2005-AC2-1A	5.75%(d)	04/25/2035	4,032,837
1,526,793	Series 2005-AC2-2A1	5.75%(d)	04/25/2035	1,470,037
18,162,074	Series 2005-AC6-22A	5.11%(b)	09/25/2035	14,765,123
4,460,156	Series 2005-AC7-A4	6.00%(d)	10/25/2035	2,702,206
5,744,081	Series 2006-AC1-1A1	6.25%(d)	02/25/2036	2,599,570
517,591	Series 2006-AC5-A1	6.75%(d)	12/25/2036	525,899
17,896,200	Series 2007-HE4-2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.49%	05/25/2037	16,651,076
10,695,011	Series 2007-HE6-2A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.32%	08/25/2037	9,720,990
918,955	Series 2007-SD1-1A2A	6.00%	10/25/2036	291,154
1,328,295	Series 2007-SD1-1A3A	6.50%	10/25/2036	458,414
1,179,243	Series 2007-SD1-23A1	5.51%(b)	10/25/2036	558,594
	Bear Stearns Mortgage Funding Trust
5,437,089	Series 2006-AR3-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.67%	11/25/2036	5,028,656
2,271,805	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.63%	12/25/2037	2,218,602
5,177,184	Series 2007-AR3-22A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap)	4.59%	04/25/2037	5,078,305

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	13

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	BNC Mortgage Loan Trust
3,088,408	Series 2006-2-A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.59%	11/25/2036	3,030,837
3,209,323	Series 2007-1-A4 (1 mo. Term SOFR + 0.27%, 0.16% Floor)	4.43%	03/25/2037	3,148,411
4,673,201	Series 2007-4-A4 (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.77%	11/25/2037	4,032,284
	BNP Paribas Mortgage Securities LLC
23,502,859	Series 2009-1-B1	6.00%(a)	08/27/2037	10,545,957
	CAFL Issuer LLC
16,678,928	Series 2021-RTL1-A1	4.24%(a)(d)	03/28/2029	16,678,928
2,122,319	Series 2021-RTL1-A2	5.10%(a)(d)	03/28/2029	2,122,319
	Carrington Mortgage Loan Trust
3,603,730	Series 2006-FRE2-A2 (1 mo. Term SOFR + 0.23%, 0.12% Floor, 12.50% Cap)	4.39%	10/25/2036	2,771,077
17,376,735	Series 2006-FRE2-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.43%	10/25/2036	13,366,529
5,348,427	Series 2006-FRE2-A4 (1 mo. Term SOFR + 0.36%, 0.25% Floor, 12.50% Cap)	4.52%	10/25/2036	4,114,699
2,696,130	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap)	4.57%	08/25/2036	2,611,757
19,515,875	Series 2006-NC4-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.43%	10/25/2036	19,086,447
19,885,930	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.42%	01/25/2037	17,992,581
7,717,786	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	4.41%	12/25/2036	7,587,551
	Cascade MH Asset Trust
13,020,952	Series 2019-MH1-A	4.00%(a)(b)	11/25/2044	12,522,980
	Centex Home Equity
2,750,000	Series 2004-A-AF5	5.43%(d)	01/25/2034	2,759,281
	Chase Mortgage Finance Corp.
2,038,507	Series 2005-A1-2A4	4.84%(b)	12/25/2035	1,938,266
7,061,134	Series 2006-S1-A5	6.50%	05/25/2036	3,074,864
6,456,199	Series 2006-S2-1A9	6.25%	10/25/2036	2,343,365
4,616,929	Series 2006-S3-1A2	6.00%	11/25/2036	1,933,897
13,205,288	Series 2006-S4-A8	6.00%	12/25/2036	5,295,220
3,920,263	Series 2007-S1-A7	6.00%	02/25/2037	1,505,964
2,246,306	Series 2007-S3-1A5	6.00%	05/25/2037	935,653
1,038,563	Series 2007-S3-2A1	5.50%	05/25/2037	10
2,191,584	Series 2007-S5-1A18	6.00%	07/25/2037	951,445
	Chaseflex Trust
787,090	Series 2005-1-3A1	6.00%	02/25/2035	666,779
66,076	Series 2006-1-A5	6.16%(b)	06/25/2036	63,354
1,801,010	Series 2006-2-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor, 11.50% Cap)	4.04%	09/25/2036	1,518,107
3,141,683	Series 2007-1-1A1	6.50%	02/25/2037	1,041,644
4,225,164	Series 2007-M1-2F4	4.26%(d)	08/25/2037	3,600,555
4,394,546	Series 2007-M1-2F5	4.26%(d)	08/25/2037	3,744,543
	Citigroup Financial Products, Inc.
1,329,081	Series 2007-AMC3-A2D (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.62%	03/25/2037	1,166,490
	Citigroup Mortgage Loan Trust, Inc.
331,470	Series 2005-9-21A1	5.50%	11/25/2035	310,761
647,342	Series 2006-4-2A1A	6.00%	12/25/2035	645,319
3,870,231	Series 2006-AR3-1A1A	5.65%(b)	06/25/2036	3,665,014
1,982,508	Series 2006-FX1-A6	7.35%(d)	10/25/2036	1,152,595

Principal Amount $	Security Description	Rate	Maturity	Value $
8,051,784	Series 2006-WF1-A2D	6.42%(d)	03/25/2036	3,801,967
8,388,120	Series 2006-WF2-A2D (30 day avg SOFR US)	6.66%(d)	05/25/2036	3,013,463
1,368,449	Series 2007-10-1A1A	5.16%(b)	04/25/2037	1,306,489
508,233	Series 2007-12-2A1	6.50%(a)(b)	10/25/2036	254,556
13,730,450	Series 2007-9-1A1	5.75%(a)	04/25/2047	7,455,184
563,072	Series 2007-9-2A2 (1 mo. Term SOFR)	6.50%(a)	05/25/2037	506,141
32,451,058	Series 2007-AMC2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%(a)	01/25/2037	30,402,364
1,578,136	Series 2007-AR8-1A1A	3.69%(b)	08/25/2047	1,379,331
3,245,987	Series 2007-OPX1-A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.67%	01/25/2037	1,354,877
3,195,115	Series 2007-OPX1-A3A	7.47%(d)	01/25/2037	1,350,408
7,043,182	Series 2007-OPX1-A5A	7.26%(d)	01/25/2037	2,977,969
2,471,815	Series 2010-7-9A4	6.00%(a)(b)	10/25/2037	2,219,388
10,948,805	Series 2010-8-7A4	6.00%(a)(b)	06/25/2037	10,381,565
2,161,883	Series 2014-8-3A2	6.00%(a)(b)	03/25/2037	1,933,992
91,469,042	Series 2019-A-PT1	3.92%(a)	10/25/2058	76,360,460
141,408,587	Series 2019-D-PT1	3.56%(a)(b)	04/25/2064	118,562,050
168,139,319	Series 2020-RP1-A1	1.50%(a)(b)	08/25/2064	151,167,975
26,293,400	Series 2020-RP1-M1	2.00%(a)(b)	08/25/2064	20,504,800
22,116,950	Series 2020-RP1-M2	2.50%(a)(b)	08/25/2064	17,145,681
18,676,200	Series 2020-RP1-M3	2.75%(a)(b)	08/25/2064	14,004,362
48,661,791	Series 2020-RP1-PT5	6.53%(a)(b)	08/25/2064	40,086,465
9,018,816	Series 2021-JL1-A	2.75%(a)(b)	02/27/2062	8,779,660
218,997,630	Series 2021-RP2-A1	1.75%(a)(b)	03/25/2065	198,769,542
34,186,100	Series 2021-RP2-M1	3.25%(a)(b)	03/25/2065	29,658,510
28,635,750	Series 2021-RP2-M2	3.40%(a)(b)	03/25/2065	23,985,158
26,589,300	Series 2021-RP2-M3	3.40%(a)(b)	03/25/2065	21,262,828
78,005,148	Series 2021-RP2-PT1	5.54%(a)(b)	03/25/2065	66,248,446
	Citimortgage Alternative Loan Trust
1,219,319	Series 2006-A1-1A5	5.50%	04/25/2036	1,124,425
1,465,410	Series 2006-A2-A2	6.00%	05/25/2036	1,395,493
1,396,753	Series 2006-A3-1A13	6.00%	07/25/2036	1,236,428
1,157,775	Series 2006-A4-1A8	6.00%	09/25/2036	1,077,267
1,181,969	Series 2006-A5-3A3Pool 2006-A5	6.00%	10/25/2036	1,067,967
3,489,068	Series 2006-A6-1A2 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%	11/25/2036	3,221,789
1,780,674	Series 2007-A1-1A5	6.00%	01/25/2037	1,611,752
868,197	Series 2007-A1-1A7	6.00%	01/25/2037	785,835
2,354,241	Series 2007-A1-1A8 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	01/25/2037	1,956,422
2,221,488	Series 2007-A1-1A9 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.13%(f)(g)	01/25/2037	173,071
1,743,433	Series 2007-A3-1A1	6.00%(h)	03/25/2037	1,544,861
4,012,197	Series 2007-A3-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.13%(f)(g)	03/25/2037	312,005
1,572,294	Series 2007-A3-1A4	5.75%	03/25/2037	1,382,715
2,868,273	Series 2007-A4-1A3 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.60%	04/25/2037	2,343,366
2,868,273	Series 2007-A4-1A4 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.40%(f)(g)	04/25/2037	337,683
3,037,682	Series 2007-A4-1A5	5.75%	04/25/2037	2,696,267
395,862	Series 2007-A5-1A11	6.00%	05/25/2037	367,000
5,219,158	Series 2007-A5-1A8	6.00%	05/25/2037	4,838,636
174,457	Series 2007-A8-A1	6.00%	10/25/2037	161,962
	CitiMortgage, Inc.
1,463,805	Series 2005-1-1A4	5.50%	02/25/2035	1,436,995
	Colony American Finance Ltd.
9,000,000	Series 2020-3-D	2.95%(a)(b)	08/15/2053	7,865,624
	COLT Funding LLC
14,812,000	Series 2021-5-M1	3.26%(a)(b)	11/26/2066	11,594,422
4,294,000	Series 2021-HX1-B1	3.11%(a)(b)	10/25/2066	3,267,357

14	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
4,130,000	Series 2021-HX1-B2	3.86%(a)(b)	10/25/2066	3,268,999
6,000,000	Series 2021-HX1-M1	2.36%(a)(b)	10/25/2066	4,440,045
9,113,843	Series 2022-4-A1	4.30%(a)(b)	03/25/2067	9,088,520
2,969,765	Series 2025-6-A3	5.89%(a)(d)	08/25/2070	2,991,073
3,000,000	Series 2025-6-M1	6.27%(a)(b)	08/25/2070	3,033,803
	Countrywide Alternative Loan Trust
21,319,552	Series 2004-36CB-1A1	6.00%	02/25/2035	15,125,843
4,237,308	Series 2005-13CB-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.77%	05/25/2035	3,433,056
1,935,433	Series 2005-13CB-A3	5.50%	05/25/2035	1,674,381
1,998,802	Series 2005-20CB-2A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.77%	07/25/2035	1,159,231
4,080,888	Series 2005-20CB-2A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.73%(f)(g)	07/25/2035	276,419
1,176,379	Series 2005-26CB-A11 (-2 x 1 mo. Term SOFR + 12.84%, 0.00% Floor, 13.05% Cap)	5.31%(g)	07/25/2035	812,502
1,610,992	Series 2005-28CB-1A2 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.02%	08/25/2035	1,294,651
894,833	Series 2005-28CB-3A6	6.00%	08/25/2035	339,490
4,780,094	Series 2005-32T1-A9	5.50%	08/25/2035	2,565,130
1,758,919	Series 2005-46CB-A14	5.50%	10/25/2035	1,203,023
891,102	Series 2005-46CB-A20	5.50%	10/25/2035	609,474
3,351,981	Series 2005-48T1-A2	5.50%	11/25/2035	1,853,032
1,203,359	Series 2005-54CB-3A4	5.50%	11/25/2035	642,397
26,440,068	Series 2005-55CB-1A1	5.50%	11/25/2035	17,378,277
9,953,855	Series 2005-57CB-1A1	5.50%	12/25/2035	7,175,149
292,610	Series 2005-60T1-A7 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	4.60%(g)	12/25/2035	178,537
259,684	Series 2005-64CB-1A14	5.50%	12/25/2035	231,436
3,768,983	Series 2005-64CB-1A4	5.50%	12/25/2035	3,359,010
781,847	Series 2005-73CB-1A5 (1 mo. Term SOFR + 0.91%, 0.80% Floor, 5.50% Cap)	5.07%	01/25/2036	726,137
1,966,966	Series 2005-73CB-1A6 (-1 x 1 mo. Term SOFR + 4.59%, 0.00% Floor, 4.70% Cap)	0.43%(f)(g)	01/25/2036	84,146
27,361,077	Series 2005-77T1-1A1	6.00%	02/25/2036	12,015,557
395,970	Series 2005-79CB-A5	5.50%	01/25/2036	215,487
16,682,887	Series 2005-80CB-4A1	6.00%	02/25/2036	7,467,984
18,392,602	Series 2005-85CB-1A1	6.00%	02/25/2036	7,008,635
1,009,296	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	5.97%(g)	02/25/2036	792,754
791,352	Series 2005-86CB-A5	5.50%	02/25/2036	447,453
2,817,754	Series 2005-J1-5A3	5.50%	02/25/2035	2,759,458
12,031	Series 2005-J1-7A1	5.50%	12/25/2025	10,217
1,006,676	Series 2005-J10-1A11	5.50%	10/25/2035	645,370
229,096	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	4.97%	10/25/2035	132,504
107,319	Series 2005-J10-1A15	5.50%	10/25/2035	68,801
346,747	Series 2005-J11-1A3	5.50%	11/25/2035	188,049
317,726	Series 2005-J13-2A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor, 5.50% Cap)	4.75%	11/25/2035	196,235
635,453	Series 2005-J13-2A6 (-1 x 1 mo. Term SOFR + 4.91%, 0.00% Floor, 5.02% Cap)	0.75%(f)(g)	11/25/2035	42,417
375,852	Series 2005-J2-1A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.77%	04/25/2035	290,753
1,156,468	Series 2005-J2-1A6 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.73%(f)(g)	04/25/2035	69,318

Principal Amount $	Security Description	Rate	Maturity	Value $
2,416,525	Series 2005-J3-2A8 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 5.50% Cap)	4.57%	05/25/2035	1,823,245
2,416,525	Series 2005-J3-2A9 (-1 x 1 mo. Term SOFR + 5.09%, 0.00% Floor, 5.20% Cap)	0.93%(f)	05/25/2035	164,100
2,455,109	Series 2006-12CB-A3 (1 mo. Term SOFR + 5.75%, 5.75% Floor)	5.75%	05/25/2036	1,169,502
3,025,859	Series 2006-12CB-A8	6.00%	05/25/2036	1,497,992
26,891,830	Series 2006-15CB-A1	6.50%	06/25/2036	12,363,328
2,477,376	Series 2006-16CB-A7	6.00%	06/25/2036	1,291,149
660,490	Series 2006-18CB-A12 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	07/25/2036	260,696
660,490	Series 2006-18CB-A13 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.23%(f)	07/25/2036	70,119
3,199,372	Series 2006-19CB-A12 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.00% Cap)	4.67%	08/25/2036	1,372,214
4,338,540	Series 2006-19CB-A13 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.33%(f)(g)	08/25/2036	524,671
667,807	Series 2006-19CB-A15Pool 2006-1	6.00%	08/25/2036	375,290
4,105,318	Series 2006-23CB-2A3	6.50%	08/25/2036	1,174,404
1,190,837	Series 2006-24CB-A11	5.75%	08/25/2036	581,945
3,485,434	Series 2006-24CB-A14 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.88%(f)(g)	08/25/2036	667,558
2,794,864	Series 2006-24CB-A22	6.00%	08/25/2036	1,414,320
2,999,729	Series 2006-24CB-A5 (1 mo. Term SOFR + 0.71%, 0.06% Floor, 6.00% Cap)	4.87%	08/25/2036	1,228,085
1,393,751	Series 2006-26CB-A17	6.25%	09/25/2036	651,312
1,788,999	Series 2006-26CB-A9	6.50%	09/25/2036	867,069
2,381,720	Series 2006-29T1-1A2	6.25%	10/25/2036	1,282,521
355,369	Series 2006-29T1-2A12 (-7 x 1 mo. Term SOFR + 45.41%, 0.00% Floor, 46.15% Cap)	18.38%(g)	10/25/2036	508,331
217,671	Series 2006-29T1-2A23 (-4 x 1 mo. Term SOFR + 32.87%, 0.00% Floor, 33.37% Cap)	14.85%(g)	10/25/2036	258,881
1,848,528	Series 2006-2CB-A9	6.00%	03/25/2036	827,288
2,238,018	Series 2006-30T1-1A2	6.25%	11/25/2036	1,639,147
1,921,734	Series 2006-32CB-A1 (1 mo. Term SOFR + 0.78%, 0.67% Floor, 6.00% Cap)	4.94%	11/25/2036	872,730
3,205,452	Series 2006-32CB-A2 (-1 x 1 mo. Term SOFR + 5.22%, 0.00% Floor, 5.33% Cap)	1.06%(f)(g)	11/25/2036	329,296
7,329,938	Series 2006-36T2-2A1	6.25%	12/25/2036	2,999,620
591,656	Series 2006-36T2-2A4	6.25%	12/25/2036	242,123
670,306	Series 2006-39CB-1A10	6.00%	01/25/2037	553,121
13,057,598	Series 2006-39CB-2A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.28%(f)(g)	01/25/2037	722,550
4,446,728	Series 2006-39CB-2A4 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.72%	01/25/2037	490,491
1,052,601	Series 2006-40T1-1A11	6.00%	01/25/2037	640,656
1,791,629	Series 2006-40T1-1A4 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.18%(f)(g)	01/25/2037	185,942
2,647,968	Series 2006-41CB-1A10	6.00%	01/25/2037	1,310,229
6,476,060	Series 2006-41CB-1A15 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.13%(f)(g)	01/25/2037	713,730

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	15

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
6,476,060	Series 2006-41CB-1A2 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	01/25/2037	2,446,074
2,788,368	Series 2006-41CB-1A9	6.00%	01/25/2037	1,379,699
3,401,430	Series 2006-42-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	01/25/2047	1,418,057
3,401,430	Series 2006-42-1A2 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.13%(f)(g)	01/25/2047	421,453
2,265,175	Series 2006-42-1A3	6.00%	01/25/2047	1,238,464
2,557,803	Series 2006-43CB-1A12	5.75%	02/25/2037	1,235,795
8,849,662	Series 2006-43CB-1A6	6.00%	02/25/2037	4,437,909
9,707,593	Series 2006-45T1-1A1 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%	02/25/2037	3,524,383
3,131,482	Series 2006-45T1-1A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	02/25/2037	863,897
3,131,482	Series 2006-45T1-1A5 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.13%(f)(g)	02/25/2037	242,776
1,348,742	Series 2006-45T1-2A2	6.00%	02/25/2037	726,995
5,161,922	Series 2006-4CB-1A1	6.00%	04/25/2036	2,380,925
518,403	Series 2006-6CB-1A4Pool 0066CB	5.50%	05/25/2036	425,681
3,997,073	Series 2006-7CB-1A14	6.00%	05/25/2036	2,031,956
6,970,174	Series 2006-7CB-1A16	6.00%	05/25/2036	3,543,365
2,135,661	Series 2006-7CB-1A6	6.00%	05/25/2036	1,099,695
2,163,022	Series 2006-7CB-1A9	6.00%	05/25/2036	1,099,596
798,728	Series 2006-9T1-A11	6.00%	05/25/2036	311,687
1,630,468	Series 2006-J1-1A10	5.50%	02/25/2036	1,097,794
3,308,157	Series 2006-J1-1A3	5.50%	02/25/2036	2,227,382
754,785	Series 2006-J4-2A2	6.00%	07/25/2036	426,097
1,036,105	Series 2006-J7-1A1	6.25%	11/25/2036	474,691
24,202,337	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.44%	03/20/2047	21,019,265
2,030,595	Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	5.09%	06/25/2046	2,003,639
581,405	Series 2007-11T1-A24 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	14.27%(g)	05/25/2037	523,005
9,072,133	Series 2007-12T1-A11	6.00%	06/25/2037	4,000,220
8,004,360	Series 2007-15CB-A1	6.00%	07/25/2037	6,646,299
4,775,245	Series 2007-15CB-A2	5.75%	07/25/2037	2,710,774
5,728,565	Series 2007-15CB-A5	5.75%	07/25/2037	3,251,947
7,109,526	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.72%	08/25/2037	2,240,156
2,058,741	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	18.98%(g)	08/25/2037	2,658,543
2,295,977	Series 2007-16CB-4A7	6.00%	08/25/2037	1,673,325
4,617,217	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	10.25%(g)	08/25/2037	3,983,613
667,187	Series 2007-18CB-2A25	6.00%	08/25/2037	392,211
580,134	Series 2007-19-1A10 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	13.37%(g)	08/25/2037	639,105
10,397,704	Series 2007-19-1A34	6.00%	08/25/2037	4,805,757
8,526,723	Series 2007-19-1A4	6.00%	08/25/2037	3,941,000
26,890,368	Series 2007-19-2A1	6.50%	08/25/2037	11,269,573
2,626,233	Series 2007-21CB-2A2 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	11.31%(g)	09/25/2037	2,090,610
17,435,563	Series 2007-22-2A16	6.50%	09/25/2037	6,126,839

Principal Amount $	Security Description	Rate	Maturity	Value $
6,533,251	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.77%	09/25/2037	2,299,064
9,272,038	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.23%(f)(g)	09/25/2037	1,461,918
935,695	Series 2007-24-A2 (-6 x 1 mo. Term SOFR + 41.01%, 0.00% Floor, 41.70% Cap)	16.07%(g)	10/25/2037	781,649
1,870,994	Series 2007-24-A3 (-1 x 1 mo. Term SOFR + 6.84%, 0.00% Floor, 6.95% Cap)	2.68%(f)(g)	10/25/2037	258,846
3,069,369	Series 2007-24-A4 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 7.00% Cap)	4.97%	10/25/2037	662,049
4,059,503	Series 2007-24-A6 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 7.00% Cap)	5.27%	10/25/2037	937,530
2,967,984	Series 2007-2CB-1A4 (1 mo. Term SOFR + 1.11%, 5.75% Floor, 100.00% Cap)	5.75%	03/25/2037	1,516,737
3,360,492	Series 2007-5CB-1A18 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.38%(f)(g)	04/25/2037	411,577
3,360,492	Series 2007-5CB-1A23 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	4.82%	04/25/2037	1,313,587
13,384,771	Series 2007-5CB-1A31	5.50%	04/25/2037	6,073,894
5,708,768	Series 2007-5CB-2A1	6.00%	04/25/2037	2,558,571
4,454,808	Series 2007-6-A1	5.75%	04/25/2047	2,286,382
4,884,732	Series 2007-6-A4	5.75%	04/25/2047	2,507,036
1,303,772	Series 2007-7T2-A8	6.00%	04/25/2037	534,093
221,057	Series 2007-8CB-A12 (-6 x 1 mo. Term SOFR + 39.51%, 0.00% Floor, 40.20% Cap)	14.57%(g)	05/25/2037	283,583
235,975	Series 2007-8CB-A8 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	14.45%(g)	05/25/2037	300,769
385,643	Series 2007-9T1-1A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.77%	05/25/2037	133,884
385,643	Series 2007-9T1-1A5 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.23%(f)(g)	05/25/2037	37,183
1,408,943	Series 2007-9T1-2A1	6.00%	05/25/2037	585,871
15,096,209	Series 2007-HY2-1A	4.98%(b)	03/25/2047	14,372,344
11,329,311	Series 2007-HY4-4A1	4.33%(b)	06/25/2037	10,871,090
	Countrywide Asset-Backed Certificates
17,544,000	Series 2005-11-MF1	5.35%(b)	02/25/2036	15,274,838
16,220,969	Series 2006-25-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	06/25/2047	15,373,636
4,588,741	Series 2006-26-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	06/25/2037	4,332,030
20,543,763	Series 2007-4-A5	4.37%(d)	04/25/2047	15,946,983
8,113,373	Series 2007-BC1-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	05/25/2037	7,749,668
	Countrywide Home Loan Mortgage Pass Through Trust
324,836	Series 2003-60-4A1	6.77%(b)	02/25/2034	324,445
472,500	Series 2004-R2-1AF1 (1 mo. Term SOFR + 0.53%, 0.42% Floor, 9.50% Cap)	4.81%(a)	11/25/2034	450,549
459,742	Series 2004-R2-1AS	1.62%(a)(b)(f)	11/25/2034	24,043
11,329,220	Series 2005-17-2A1	5.50%	09/25/2035	4,919,886
2,095,086	Series 2005-18-A1	5.50%	10/25/2035	1,029,185
1,748,730	Series 2005-20-A5	5.50%	10/25/2035	1,035,290
1,280,017	Series 2005-20-A8	5.25%	10/25/2035	753,853
5,471,811	Series 2005-23-A1	5.50%	11/25/2035	2,936,839

16	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
1,264,584	Series 2005-24-A8	5.50%	11/25/2035	644,002
1,837,795	Series 2005-26-1A12	5.50%	11/25/2035	1,088,542
428,027	Series 2005-27-2A1	5.50%	12/25/2035	162,819
724,080	Series 2005-28-A7	5.25%	11/01/2035	369,537
5,310,082	Series 2005-HYB1-4A1	4.95%(b)	03/25/2035	5,018,183
30,753	Series 2005-HYB8-1A1	5.36%(b)	12/20/2035	30,662
5,486,139	Series 2005-HYB8-4A1	4.64%(b)	12/20/2035	4,894,523
492,051	Series 2005-J3-2A4	4.50%	09/25/2035	433,138
573,664	Series 2005-J4-A5	5.50%	11/25/2035	472,901
147,707	Series 2005-R1-1AF1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 9.50% Cap)	4.63%(a)	03/25/2035	143,081
147,161	Series 2005-R1-1AS	1.73%(a)(b)(f)	03/25/2035	7,320
6,227,434	Series 2006-1-A2	6.00%	03/25/2036	3,098,443
4,174,649	Series 2006-14-A5	6.25%	09/25/2036	1,626,787
2,977,841	Series 2006-16-2A1	6.50%	11/25/2036	864,547
1,232,455	Series 2006-20-1A21	6.00%	02/25/2037	549,278
13,486,882	Series 2006-8-1A3	6.00%	05/25/2036	7,877,507
160,773	Series 2006-J3-A4	5.50%	05/25/2036	164,137
3,806,582	Series 2007-10-A7	6.00%	07/25/2037	1,652,146
13,079,446	Series 2007-11-A1	6.00%	08/25/2037	5,561,413
6,266,430	Series 2007-12-A9	5.75%	08/25/2037	3,103,911
2,775,090	Series 2007-13-A1	6.00%	08/25/2037	1,242,295
4,547,138	Series 2007-13-A10	6.00%	08/25/2037	2,035,568
3,087,636	Series 2007-15-1A1	6.25%	09/25/2037	1,831,426
431,272	Series 2007-15-1A16	6.25%	09/25/2037	255,808
1,242,421	Series 2007-15-1A2	6.25%	09/25/2037	736,639
1,517,233	Series 2007-15-1A29	6.25%	09/25/2037	899,904
2,349,816	Series 2007-17-1A2	6.00%	10/25/2037	1,605,611
317,549	Series 2007-18-1A1	6.00%	11/25/2037	135,991
1,299,301	Series 2007-2-A2	6.00%	03/25/2037	545,102
34,103,515	Series 2007-21-1A1	6.25%	02/25/2038	14,702,394
3,505,620	Series 2007-3-A1	6.00%	04/25/2037	1,589,902
1,350,138	Series 2007-3-A12	6.00%	04/25/2037	612,327
3,101,803	Series 2007-4-1A39	6.00%	05/25/2037	1,265,954
1,056,604	Series 2007-5-A2	5.75%	05/25/2037	490,372
4,100,465	Series 2007-7-A1	6.00%	06/25/2037	1,951,567
1,842,804	Series 2007-7-A11	5.50%	06/25/2037	806,173
1,229,179	Series 2007-7-A2	5.75%	06/25/2037	561,372
4,280,763	Series 2007-8-1A4	6.00%	01/25/2038	1,772,264
2,246,529	Series 2007-8-1A5	5.44%	01/25/2038	863,844
3,641,137	Series 2007-8-1A8	6.00%	01/25/2038	1,507,454
5,215,966	Series 2007-8-1A9 (1 mo. Term SOFR + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%	01/25/2038	2,142,479
5,128,026	Series 2007-9-A1	5.75%	07/25/2037	2,398,225
674,888	Series 2007-9-A11	5.75%	07/25/2037	315,625
2,773,120	Series 2007-HY1-1A1	4.68%(b)	04/25/2037	2,598,698
7,422,504	Series 2007-HYB1-2A1	4.08%(b)	03/25/2037	6,321,348
390,670	Series 2007-J3-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.77%	07/25/2037	124,477
1,953,348	Series 2007-J3-A2 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.23%(f)(g)	07/25/2037	178,540
	Credit Suisse First Boston Mortgage Securities Corp.
1,605,627	Series 2005-10-5A4	5.50%	11/25/2035	1,144,207
338,034	Series 2005-10-5A5	5.50%	11/25/2035	240,929
	Credit Suisse Management LLC
3,466,608	Series 2005-11-2A1	6.00%	12/25/2035	2,293,013
4,592,828	Series 2005-12-5A1	5.25%	01/25/2036	4,010,267
9,680,346	Series 2005-12-7A1 (1 mo. Term SOFR)	7.00%	01/25/2036	1,584,812
2,301,691	Series 2005-8-3A10	5.50%	09/25/2035	1,793,128
3,360,747	Series 2005-8-7A1	7.00%	09/25/2035	1,338,702
	Credit Suisse Mortgage Capital Certificates
720,377	Series 2005-1R-2A5	5.75%(a)	12/26/2035	491,274
11,358,075	Series 2006-1-2A1	6.00%	02/25/2036	3,023,573
2,225,306	Series 2006-2-5A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap)	4.97%	03/25/2036	676,841

Principal Amount $	Security Description	Rate	Maturity	Value $
12,438,440	Series 2006-2-5A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	1.03%(f)(g)	03/25/2036	988,346
2,590,910	Series 2006-2-5A3	6.25%	03/25/2036	1,003,928
7,012,038	Series 2006-2-5A4	6.00%	03/25/2036	2,610,352
751,742	Series 2006-3-4A3	5.50%	04/25/2036	466,705
454,447	Series 2006-3-4A4	5.50%	04/25/2036	282,135
2,370,019	Series 2006-4-1A8 (1 mo. Term SOFR + 1.11%, 6.00% Floor, 6.00% Cap)	6.00%	05/25/2036	1,224,969
20,338,667	Series 2006-4-4A1	7.00%(b)	05/25/2036	5,180,553
7,094,686	Series 2006-4-6A1	6.00%	05/25/2036	2,469,290
6,595,597	Series 2006-6-1A4	6.00%	07/25/2036	2,989,597
10,035,754	Series 2006-6-3A1	7.00%	07/25/2036	2,151,671
109,972	Series 2006-7-3A11	6.00%	08/25/2036	37,907
1,409,707	Series 2006-7-7A5	6.00%	08/25/2036	1,066,880
1,539,362	Series 2006-9-2A1	5.50%	11/25/2036	1,451,672
6,988,813	Series 2006-9-3A1	6.00%	11/25/2036	6,149,504
2,894,663	Series 2006-9-4A1	6.00%	11/25/2036	1,605,911
1,353,268	Series 2006-9-6A14	6.00%	11/25/2036	958,637
219,855	Series 2006-9-6A15 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	13.28%(g)	11/25/2036	261,886
8,028,003	Series 2007-1-1A4 (30 day avg SOFR US)	6.13%	02/25/2037	1,894,926
5,498,577	Series 2007-1-3A1	6.00%	02/25/2026	641,151
19,800	Series 2007-2-2A1	5.00%	03/25/2037	15,070
18,638,270	Series 2007-5-3A19	6.00%	08/25/2037	14,573,353
8,195,857	Series 2007-5-3A9	6.00%	08/25/2037	6,408,821
1,965,229	Series 2008-2R-1A1	6.00%(a)	07/25/2037	1,696,763
8,270,846	Series 2009-11R-4A1	7.00%(a)(b)	09/26/2037	2,125,679
5,752,001	Series 2009-12R-5A1	6.00%(a)	06/27/2036	2,857,296
1,176,447	Series 2010-13R-1A2	5.50%(a)(b)	12/26/2035	1,033,412
11,973,367	Series 2010-17R-6A1	4.00%(a)(b)	06/26/2037	11,699,858
4,872,777	Series 2010-4R-3A17	6.00%(a)(b)	06/26/2037	4,466,193
2,405,809	Series 2010-4R-8A17	6.00%(a)(b)	06/26/2037	2,205,068
8,084,300	Series 2010-7R-1A17	6.00%(a)(b)	01/26/2037	4,246,848
6,380,951	Series 2012-10R-4A2	4.65%(a)(b)	08/26/2046	4,347,792
7,349,034	Series 2013-9R-A1	3.00%(a)(b)	05/27/2043	6,641,489
61,080,444	Series 2017-RPL2-PT	0.00%(a)(b)	02/25/2056	46,865,272
153,171,826	Series 2019-RPL6-PT1	4.15%(a)(b)	11/25/2058	132,354,703
4,227,000	Series 2020-AFC1-B1	3.45%(a)(b)	02/25/2050	3,376,693
154,219,705	Series 2020-RPL1-PT1	3.29%(a)(b)	10/25/2069	126,500,317
7,469,850	Series 2021-NQM1-B1	2.83%(a)(b)	05/25/2065	5,751,159
6,225,825	Series 2021-NQM5-M1	2.17%(a)(b)	05/25/2066	4,062,588
3,180,040	Series 2021-NQM6-B1	3.29%(a)(b)	07/25/2066	2,347,508
7,445,317	Series 2021-NQM6-M1	2.58%(a)(b)	07/25/2066	5,428,360
23,199,610	Series 2021-RPL9-A1	3.87%(a)(b)	02/25/2061	23,104,102
	Credit-Based Asset Servicing and Securitization LLC
6,704,199	Series 2006-CB4-AV3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	2.87%	05/25/2036	4,598,702
	CSAB Mortgage Backed Trust
3,772,829	Series 2006-3-A4B	6.61%(d)	11/25/2036	498,263
2,134,875	Series 2006-4-A6A	6.18%(d)	12/25/2036	326,225
7,664,055	Series 2007-1-1A1A	5.90%(b)	05/25/2037	1,653,134
	CSMCM Trust
6,492,665	Series 2019-RPL6-CERT	0.00%(a)(b)	11/25/2058	5,196,026
8,062,589	Series 2020-RPL1-CERT	3.23%(a)(b)	01/25/2046	6,285,715
	DB US Financial Markets Holding Corp.
3,247,151	Series 2014-RS1-3A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.00% Cap)	4.84%(a)	10/27/2036	2,491,736
	Deutsche ALT-A Securities, Inc.
6,302,205	Series 2005-4-A5	5.50%(b)	09/25/2035	5,731,500
131,931	Series 2005-5-1A6 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	3.40%(g)	11/25/2035	245,523
444,490	Series 2005-5-2A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 5.50% Cap)	4.47%	11/25/2035	169,477

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	17

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,341,520	Series 2005-5-2A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	1.03%(f)(g)	11/25/2035	77,127
4,098,320	Series 2005-6-2A1	5.50%	12/25/2035	3,476,364
2,386,981	Series 2006-AB1-A1C	5.67%(b)	02/25/2036	2,191,188
324,890	Series 2006-AB2-A2 (1 mo. Term SOFR)	4.68%	06/25/2036	300,396
572,918	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01%	10/25/2036	501,791
8,000,327	Series 2006-AB4-A2	5.65%(b)	10/25/2036	7,009,113
569,927	Series 2006-AB4-A3	5.90%(b)	10/25/2036	499,214
828,529	Series 2006-AB4-A3A1	5.90%(b)	10/25/2036	724,892
1,632,286	Series 2006-AB4-A6A1	6.37%(d)	10/25/2036	1,426,732
10,897,888	Series 2007-2-2A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%	09/25/2047	9,427,859
13,567,759	Series 2007-OA3-A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	07/25/2047	11,824,288
	Deutsche Mortgage Securities, Inc.
3,467,233	Series 2006-PR1-3A1	6.15%(a)(g)	04/15/2036	3,201,465
505,800	Series 2006-PR1-4AI1	6.14%(a)(g)	04/15/2036	485,431
824,904	Series 2006-PR1-4AI2	6.46%(a)(g)	04/15/2036	803,298
220,621	Series 2006-PR1-5AI1	6.56%(a)(g)	04/15/2036	222,286
1,943,899	Series 2006-PR1-5AI3	6.60%(a)(g)	04/15/2036	1,866,150
32,205,347	Series 2006-PR1-5AI4	6.15%(a)(g)	04/15/2036	30,821,377
	Equifirst Loan Securitization Trust
7,478,457	Series 2007-1-A2B (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%	04/25/2037	6,971,819
	Fannie Mae Connecticut Avenue Securities
16,000,000	Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.86%(a)	05/25/2045	16,091,886
	FBR Securitization Trust
22,750,000	Series 2005-2-M4 (1 mo. Term SOFR + 1.04%, 0.93% Floor, 14.00% Cap)	5.20%	09/25/2035	20,516,726
5,500,000	Series 2005-5-M3 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap)	5.01%	11/25/2035	5,263,953
	Fieldstone Mortgage Investment Corp.
2,716,226	Series 2007-1-2A2 (1 mo. Term SOFR + 0.38%, 0.27% Floor, 12.25% Cap)	4.98%	04/25/2047	2,081,027
	Figure line of credit trust
10,910,519	Series 2020-1-A	4.04%(a)(b)	09/25/2049	10,640,812
	First Franklin Mortgage Loan Asset Backed Certificates
7,487,702	Series 2006-FF8-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%	07/25/2036	6,492,667
4,000,000	Series 2006-FF9-2A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	06/25/2036	3,726,199
16,296,353	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	03/25/2037	8,524,740
19,559,192	Series 2007-FF2-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%	03/25/2037	9,350,684
	First Horizon Alternative Mortgage Securities
2,502,247	Series 2005-AA4-1A1	5.00%(b)	05/25/2035	1,081,428
3,155,911	Series 2005-FA8-1A4	5.50%	11/25/2035	1,424,762
231,709	Series 2005-FA8-2A1	5.00%	02/25/2037	227,208
830,707	Series 2006-AA3-A1	5.12%(b)	06/25/2036	658,541
1,776,890	Series 2006-FA1-1A12	6.00%	04/25/2036	715,429
5,962,572	Series 2006-FA1-1A3	5.75%	04/25/2036	2,302,363
1,170,256	Series 2006-FA2-1A5	6.00%	05/25/2036	438,563
1,860,509	Series 2006-FA8-1A5	6.00%	02/25/2037	669,797
2,505,764	Series 2006-RE1-A1	5.50%(b)	05/25/2035	1,579,041
10,085,368	Series 2007-FA3-A3	6.00%	06/25/2037	3,082,732
518,944	Series 2007-FA3-A4	6.00%	06/25/2037	158,622
578,845	Series 2007-FA4-1A13	6.25%	08/25/2037	196,631

Principal Amount $	Security Description	Rate	Maturity	Value $
1,786,937	Series 2007-FA4-1A4	6.25%	08/25/2037	607,015
1,015,982	Series 2007-FA4-1A5	6.25%	08/25/2037	345,125
	First Horizon Asset Securities, Inc.
863,883	Series 2006-1-1A2	6.00%	05/25/2036	329,645
1,532,553	Series 2007-4-1A1	6.00%	08/25/2037	555,144
	FirstKey Homes Trust
18,000,000	Series 2020-SFR2-D	1.97%(a)	10/19/2037	17,913,627
26,225,000	Series 2020-SFR2-E	2.67%(a)	10/19/2037	26,108,346
16,350,000	Series 2021-SFR1-E1	2.39%(a)	08/17/2038	15,966,704
11,500,000	Series 2021-SFR1-E2	2.49%(a)	08/17/2038	11,230,456
8,000,000	Series 2021-SFR2-D	2.06%(a)	09/17/2038	7,753,653
8,000,000	Series 2021-SFR2-E1	2.26%(a)	09/17/2038	7,765,130
8,000,000	Series 2021-SFR2-E2	2.36%(a)	09/17/2038	7,753,986
34,891,000	Series 2021-SFR3-B	2.44%(a)	12/17/2038	33,980,785
29,584,000	Series 2021-SFR3-C	2.54%(a)	12/17/2038	28,796,450
22,626,000	Series 2021-SFR3-D	2.79%(a)	12/17/2038	22,060,121
45,314,000	Series 2021-SFR3-E1	2.99%(a)	12/17/2038	44,112,517
25,293,000	Series 2021-SFR3-E2	3.08%(a)	12/17/2038	24,608,741
10,174,000	Series 2021-SFR3-F1	3.58%(a)	12/17/2038	9,899,930
	Freddie Mac Structured Agency Credit Risk Debt Notes
75,600,000	Series 2022-DNA3-M1B (30 day avg SOFR US + 2.90%, 0.00% Floor)	7.26%(a)	04/25/2042	77,818,119
1,418,019	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.36%(a)	10/25/2044	1,417,911
22,372,174	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.56%(a)	08/25/2044	22,393,888
23,000,000	Series 2024-HQA2-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.16%(a)	08/25/2044	23,142,126
17,175,975	Series 2025-DNA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	5.31%(a)	01/25/2045	17,195,672
28,557,559	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.41%(a)	01/25/2045	28,557,679
13,833,000	Series 2025-DNA1-M2 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.71%(a)	01/25/2045	13,798,781
	Freedom Mortgage Parent LLC
62,350,000	Series 2020-GT1-A	4.45%(a)(b)	01/25/2026	61,844,260
72,500,000	Series 2021-GT1-A	3.62%(a)(b)	07/25/2026	69,710,447
64,820,000	Series 2021-GT2-A	3.85%(a)(b)	10/25/2026	62,492,956
	Fremont Home Loan Trust
101,772,711	Series 2006-D-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	11/25/2036	60,294,123
	FRTKL
7,750,000	Series 2021-SFR1-E1	2.37%(a)	09/17/2038	7,529,679
6,650,000	Series 2021-SFR1-E2	2.52%(a)	09/17/2038	6,455,229
	GCAT
2,751,000	Series 2019-NQM3-M1	3.45%(a)(b)	11/25/2059	2,596,234
7,096,000	Series 2021-NQM2-M1	2.54%(a)(b)	05/25/2066	5,225,514
8,405,000	Series 2021-NQM6-B1	4.42%(a)(b)	08/25/2066	6,904,780
4,807,064	Series 2025-NQM3-A3	5.96%(a)(d)	05/25/2070	4,850,621
5,000,000	Series 2025-NQM3-M1	6.33%(a)(b)	05/25/2070	5,062,429
	GE-WMC Mortgage Securities LLC
30,137,794	Series 2006-1-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%	08/25/2036	12,794,871
	GMAC Mortgage Corp. Loan Trust
1,451,574	Series 2005-AR5-3A1	4.64%(b)	09/19/2035	1,181,823
	Greenpoint Mortgage Funding Trust
20,221,557	Series 2005-AR3-2A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap)	4.79%	08/25/2045	7,204,075
13,819,454	Series 2007-AR2-1A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.75%	04/25/2047	12,087,631
	GS Mortgage Securities Corp.
875,226	Series 2008-2R-1A1	4.74%(a)(b)	09/25/2036	263,442

18	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
15,230,007	Series 2014-3R-2B (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.10%(a)	09/26/2036	8,536,728
	GS Mortgage-Backed Securities Trust
80,022,518	Series 2020-RPL2-A1	1.75%(a)(b)	05/25/2060	73,670,851
12,540,000	Series 2020-RPL2-M1	2.25%(a)(b)	05/25/2060	10,251,713
10,237,000	Series 2020-RPL2-M2	2.75%(a)(b)	05/25/2060	8,333,086
9,341,000	Series 2020-RPL2-M3	3.00%(a)(b)	05/25/2060	7,438,276
31,705,733	Series 2020-RPL2-PT4	5.97%(a)(h)	05/25/2060	27,948,191
14,886,371	Series 2025-NQM2-A1	5.65%(a)(b)	06/25/2065	15,016,297
5,723,902	Series 2025-NQM2-A3	5.90%(a)(b)	06/25/2065	5,763,857
	GSAA Trust
94,564	Series 2005-12-AF3	5.07%(b)	09/25/2035	62,780
7,432,506	Series 2006-10-AF3	5.98%(b)	06/25/2036	1,660,066
5,319,572	Series 2006-10-AF4	6.80%(d)	06/25/2036	1,184,663
10,060,120	Series 2006-15-AF4	6.46%(d)	09/25/2036	2,526,619
1,572,038	Series 2006-18-AF3A	5.77%(b)	11/25/2036	430,156
3,720,474	Series 2006-18-AF6	6.18%(d)	11/25/2036	838,285
6,903,767	Series 2006-19-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.45%	12/25/2036	1,784,430
2,475,137	Series 2007-10-A2A	6.50%	11/25/2037	891,412
5,751,438	Series 2007-7-A5 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.83%	07/25/2037	3,087,930
	GSAMP Trust
13,823,093	Series 2006-HE6-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%	08/25/2036	11,881,261
5,819,954	Series 2007-H1-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.67%	01/25/2047	2,960,632
	GSMPS Mortgage Loan Trust
5,232,902	Series 2005-RP2-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.62%(a)	03/25/2035	4,930,713
5,232,902	Series 2005-RP2-1AS	0.00%(a)(b)(f)	03/25/2035	92,617
3,468,605	Series 2005-RP3-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap)	4.62%(a)	09/25/2035	2,985,003
3,468,605	Series 2005-RP3-1AS	0.00%(a)(b)(f)	09/25/2035	61,727
12,780,536	Series 2006-RP1-1AF1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.15% Cap)	4.62%(a)	01/25/2036	10,344,384
12,780,536	Series 2006-RP1-1AS	0.00%(a)(b)(f)	01/25/2036	210,338
	GSR Mortgage Loan Trust
634,605	Series 2005-1F-1A2	5.50%	02/25/2035	613,679
639,568	Series 2005-1F-3A3	6.00%	01/25/2035	620,674
147,744	Series 2005-6F-3A5	6.00%	07/25/2035	144,278
1,569,342	Series 2005-6F-3A9 (-1 x 1 mo. Term SOFR + 6.79%, 0.00% Floor, 6.90% Cap)	2.63%(f)(g)	07/25/2035	186,940
13,231	Series 2005-6F-4A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.77%	07/25/2035	12,917
82,066	Series 2005-7F-3A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.77%	09/25/2035	82,218
6,913,502	Series 2005-8F-3A5	6.00%	11/25/2035	2,380,763
1,631,088	Series 2005-8F-4A1	6.00%	11/25/2035	604,615
30,071	Series 2006-1F-1A2	5.50%	02/25/2036	190,736
267,867	Series 2006-2F-2A3	5.75%	02/25/2036	234,967
1,493,694	Series 2006-2F-3A3	6.00%	02/25/2036	638,847
1,793,923	Series 2006-2F-3A6	6.00%	02/25/2036	767,255
15,997,849	Series 2006-5F-3A1	6.50%	06/25/2036	5,289,798
4,015,909	Series 2006-6F-2A3	6.00%	07/25/2036	2,216,397
9,329,615	Series 2006-9F-4A1	6.50%	10/25/2036	3,192,963
28,008,092	Series 2006-OA1-3A1 (Enterprise 11th District COFI Replacement Index + 1.50%, 1.50% Floor)	4.45%	08/25/2046	4,472,492
59,095	Series 2007-1F-2A2	5.50%	01/25/2037	284,783
222,597	Series 2007-4F-1A1	5.00%	07/25/2037	536,971

Principal Amount $	Security Description	Rate	Maturity	Value $
10,981,209	Series 2007-4F-3A11	6.00%	07/25/2037	6,960,761
37,754,062	Series 2007-OA1-1A1 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.50%	05/25/2037	17,733,000
	Harborview Mortgage Loan Trust
5,126,398	Series 2005-2-1A (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.77%	05/19/2035	1,415,889
21,023,913	Series 2005-8-1A1A (1 mo. Term SOFR + 0.73%, 0.62% Floor, 11.00% Cap)	4.87%	09/19/2035	9,863,611
38,779,351	Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	5.70%	09/19/2035	15,537,920
2,948,918	Series 2006-10-2A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.83%	11/19/2036	2,604,075
3,235,180	Series 2006-11-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.59%	12/19/2036	2,904,649
25,261,562	Series 2006-14-1A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.61%	01/25/2047	23,254,260
4,959,602	Series 2006-4-1A2A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.63%	05/19/2046	2,461,133
49,730,010	Series 2006-8-1A1 (1 mo. Term SOFR + 0.51%, 0.00% Floor)	4.45%	07/21/2036	23,532,390
5,118,770	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.67%	02/19/2046	4,708,224
11,237,304	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	6.27%	10/25/2037	9,099,673
	Home Equity Asset Trust
211,254	Series 2003-3-M1 (1 mo. Term SOFR + 1.40%, 1.29% Floor)	5.56%	08/25/2033	208,221
	Home Partners of America Trust
3,658,824	Series 2019-2-C	3.02%(a)	10/19/2039	3,555,082
3,892,366	Series 2019-2-D	3.12%(a)	10/19/2039	3,778,623
7,326,807	Series 2019-2-E	3.32%(a)	10/19/2039	7,093,445
	Homebanc Mortgage Trust
264,085	Series 2005-1-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 11.50% Cap)	5.01%	03/25/2035	247,673
10,350,000	Series 2005-3-M5 (1 mo. Term SOFR + 1.96%, 1.85% Floor, 11.50% Cap)	6.12%	07/25/2035	9,770,280
	Homeward Opportunities Fund I Trust
28,994,000	Series 2020-2-B2	6.43%(a)(b)	05/25/2065	30,304,807
	HSBC Asset Loan Obligation
17,921,277	Series 2007-2-3A6	6.00%	09/25/2037	5,593,734
13,005,618	Series 2007-WF1-A3	6.23%(d)	12/25/2036	4,018,032
	HSI Asset Securitization Corp.
26,511,290	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	10/25/2036	7,123,046
12,155,450	Series 2007-NC1-A2 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	04/25/2037	7,951,909
52,697,771	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.63%	04/25/2037	34,745,448
	Impac CMB Trust
5,312	Series 2002-9F-A1	5.22%(d)	12/25/2032	5,296
	Impac Secured Assets CMN Owner Trust
8,028,320	Series 2007-3-A1B (1 mo. Term SOFR + 0.59%, 0.48% Floor, 11.50% Cap)	4.75%	09/25/2037	7,008,612

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	19

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Imperial Fund Mortgage Trust
20,482,173	Series 2021-NQM4-A1	2.09%(a)(b)	01/25/2057	18,237,622
10,603,626	Series 2021-NQM4-A2	2.30%(a)(b)	01/25/2057	9,429,245
8,081,232	Series 2021-NQM4-A3	2.45%(a)(b)	01/25/2057	7,205,338
	Indymac IMJA Mortgage Loan Trust
3,098,782	Series 2007-A1-A1	6.00%	08/25/2037	1,127,032
2,268,550	Series 2007-A1-A7	6.00%	08/25/2037	825,075
6,921,640	Series 2007-A2-1A1	6.00%	10/25/2037	2,884,138
10,763,501	Series 2007-A2-2A3	6.50%	10/25/2037	5,013,956
18,348,130	Series 2007-A2-3A1	7.00%	10/25/2037	4,106,000
15,503,252	Series 2007-A3-A1	6.25%	11/25/2037	6,086,854
12,758,969	Series 2007-A4-A1	6.25%(a)(b)	02/25/2038	3,653,575
	Indymac IMSC Mortgage Loan Trust
28,767,645	Series 2007-F1-2A1	6.50%	06/25/2037	6,667,241
250,595	Series 2007-F2-1A2	6.00%	07/25/2037	173,663
25,380,021	Series 2007-F2-2A1	6.50%	07/25/2037	7,675,160
2,583,806	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.63%	07/25/2047	1,692,944
	Indymac INDA Mortgage Loan Trust
664,081	Series 2006-AR2-1A1	4.29%(b)	09/25/2036	414,030
467,520	Series 2006-AR2-4A1	4.30%(b)	09/25/2036	436,103
6,485,479	Series 2006-AR3-1A1	4.03%(b)	12/25/2036	4,958,517
2,302,105	Series 2007-AR1-3A1	3.05%(b)	03/25/2037	2,014,551
1,605,512	Series 2007-AR3-3A1	3.67%(b)	07/25/2037	1,410,976
	Indymac Index Mortgage Loan Trust
4,604,111	Series 2005-AR15-A1	4.05%(b)	09/25/2035	3,780,804
1,949,183	Series 2006-AR7-3A1	3.76%(b)	05/25/2036	1,717,373
1,591,415	Series 2007-AR13-2A1	5.35%(b)	07/25/2037	1,388,263
3,952,540	Series 2007-AR21-8A1	4.54%(b)	09/25/2037	3,834,268
	Indymac Residential Asset Backed Trust
11,185,446	Series 2006-B-2A4 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.83%	06/25/2036	10,319,793
8,528,139	Series 2006-D-2A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.51%	11/25/2036	7,045,970
7,299,317	Series 2007-B-1A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%(f)	07/25/2037	2,883,230
7,299,317	Series 2007-B-1A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%	07/25/2037	2,883,230
	Invitation Homes Trust
33,442,000	Series 2024-SFR1-C	4.25%(a)	09/17/2041	32,548,242
	JP Morgan Alternative Loan Trust
4,417,850	Series 2005-S1-2A11	6.00%	12/25/2035	2,919,390
1,416,269	Series 2005-S1-2A9	6.00%	12/25/2035	935,894
2,485,560	Series 2006-A2-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 11.50% Cap)	4.63%	05/25/2036	2,076,647
1,966,095	Series 2006-S1-1A8	5.75%	03/25/2036	913,437
	JP Morgan Mortgage Acquisition Corp.
2,179,200	Series 2005-WMC1-M4 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.17%	09/25/2035	1,979,544
4,967,148	Series 2006-CH2-AF3	5.46%(d)	09/25/2029	2,987,054
8,196,343	Series 2006-HE3-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	3.93%	11/25/2036	7,739,690
21,340,722	Series 2006-RM1-A3 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.51%	08/25/2036	9,445,397
19,724,046	Series 2006-RM1-A4 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.63%	08/25/2036	8,743,494
2,765,957	Series 2006-WF1-A5	6.91%(d)	07/25/2036	731,009
3,787,360	Series 2006-WMC4-A1A (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.53%	12/25/2036	2,402,148
35,550,679	Series 2006-WMC4-A1B (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.73%	12/25/2036	4,276,942
9,690,000	Series 2007-CH3-M2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.59%	03/25/2037	8,949,547

Principal Amount $	Security Description	Rate	Maturity	Value $
	JP Morgan Mortgage Trust
48,261	Series 2005-A6-5A1	6.18%(b)	08/25/2035	49,056
2,792,608	Series 2005-S1-1A2	6.50%	01/25/2035	2,919,690
316,232	Series 2005-S2-2A13	5.50%	09/25/2035	233,743
895,770	Series 2006-S2-3A3	6.00%	07/25/2036	252,433
3,260,223	Series 2006-S2-3A5	6.25%	07/25/2036	956,287
1,785,900	Series 2006-S3-1A2	6.00%	08/25/2036	528,459
7,073,753	Series 2006-S3-1A21 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.50% Cap)	4.65%	08/25/2036	1,479,036
7,073,753	Series 2006-S3-1A22 (-1 x 1 mo. Term SOFR + 7.01%, 0.00% Floor, 7.12% Cap)	2.85%	08/25/2036	965,129
832,183	Series 2006-S3-1A9	6.00%	08/25/2036	246,248
5,641,226	Series 2006-S4-A3	6.00%	01/25/2037	2,020,708
2,349,526	Series 2006-S4-A5	6.00%	01/25/2037	844,929
5,557,129	Series 2006-S4-A8 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.65%	01/25/2037	1,465,327
5,557,129	Series 2006-S4-A9 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.35%(f)(g)	01/25/2037	805,857
544,332	Series 2007-A2-2A1	5.46%(b)	04/25/2037	408,089
1,877,869	Series 2007-A3-3A2M	5.02%(b)	05/25/2037	1,666,141
6,097,981	Series 2007-S1-2A6	6.00%	03/25/2037	2,209,489
1,715,896	Series 2007-S3-1A1	5.50%	08/25/2037	669,281
3,806,903	Series 2007-S3-1A35	6.00%	08/25/2037	1,619,770
1,689,078	Series 2007-S3-1A64	7.50%	08/25/2037	525,759
640,608	Series 2007-S3-1A9	6.00%	08/25/2037	272,174
3,510,146	Series 2007-S3-1A96	6.00%	08/25/2037	1,491,976
4,001,325	Series 2007-S3-1A97	6.00%	08/25/2037	1,700,829
20,437,107	Series 2024-NQM1-A1	5.59%(a)(d)	02/25/2064	20,611,988
	JP Morgan Reremic
4,531,562	Series 2009-4-3A2	6.00%(a)(b)	02/26/2037	2,007,241
16,313,692	Series 2009-7-7A1	7.00%(a)(b)	09/27/2037	7,056,625
7,594,439	Series 2010-1-1A4 (1 mo. Term SOFR)	6.00%(a)	02/26/2037	3,237,662
5,112,559	Series 2010-1-2A11	7.00%(a)(b)	01/26/2037	2,194,222
	Legacy Mortgage Asset Trust
102,340,124	Series 2019-RPL3-PT1	0.00%(a)	06/25/2058	91,357,821
25,776,584	Series 2021-GS4-A2	7.55%(a)(d)	11/25/2060	25,816,143
	Lehman Brothers Holdings, Inc.
17,149,328	Series 2007-1-1A1 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	4.48%(a)	06/25/2037	12,685,605
5,251,542	Series 2007-1-2A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%(a)	06/25/2037	3,499,828
	Lehman Mortgage Trust
1,375,090	Series 2005-2-3A5	5.50%	12/25/2035	702,508
933,600	Series 2005-2-5A5	5.75%	12/25/2035	571,263
1,468,490	Series 2005-3-2A1	6.00%	01/25/2036	1,248,007
124,930	Series 2005-3-2A3	5.50%	01/25/2036	101,572
671,145	Series 2005-3-2A7	6.00%	01/25/2036	570,333
898,709	Series 2006-1-1A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.02%	02/25/2036	368,493
2,696,126	Series 2006-1-1A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.48%(f)(g)	02/25/2036	161,563
1,893,358	Series 2006-1-3A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.02%	02/25/2036	1,220,675
1,893,358	Series 2006-1-3A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.48%(f)(g)	02/25/2036	100,544
1,219,875	Series 2006-1-3A4	5.50%	02/25/2036	872,472
1,366,378	Series 2006-4-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.13%(f)(g)	08/25/2036	116,424
868,440	Series 2006-4-1A4	6.00%	08/25/2036	656,063

20	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
5,464,577	Series 2006-5-2A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap)	4.62%	09/25/2036	684,409
11,382,655	Series 2006-5-2A2Pool 2006-5 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.88%(f)(g)	09/25/2036	1,030,372
5,407,045	Series 2006-6-3A9	5.50%	10/25/2036	3,487,131
2,765,717	Series 2006-7-2A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.72%	11/25/2036	613,491
10,232,518	Series 2006-7-2A5	2.28%(f)(g)	11/25/2036	1,182,132
1,597,510	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	11.03%(g)	01/25/2037	1,426,169
1,730,033	Series 2006-9-1A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 5.75% Cap)	4.87%	01/25/2037	872,357
5,177,197	Series 2006-9-1A6 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.88%(f)(g)	01/25/2037	387,104
3,416,823	Series 2006-9-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.65%	01/25/2037	666,340
6,173,398	Series 2006-9-2A2 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.35%(f)(g)	01/25/2037	502,533
1,355,075	Series 2007-2-1A1	5.75%	02/25/2037	889,276
2,226,131	Series 2007-4-2A11 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.60%	05/25/2037	663,198
10,853,329	Series 2007-4-2A8 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.40%(f)(g)	05/25/2037	957,398
744,066	Series 2007-4-2A9 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.60%	05/25/2037	197,696
499,315	Series 2007-5-4A3 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	14.45%(g)	08/25/2036	586,650
590,881	Series 2007-5-7A3	7.50%	10/25/2036	172,372
17,835	Series 2007-6-1A8	6.00%	07/25/2037	15,805
3,149,072	Series 2008-2-1A6	6.00%	03/25/2038	776,768
	Lehman XS Trust
3,924,871	Series 2005-2-2A3B	5.94%(d)	08/25/2035	3,607,419
6,180,651	Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	5.21%	02/25/2036	5,462,284
4,402,448	Series 2006-3-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.87%	03/25/2036	4,482,183
5,787,434	Series 2006-5-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.69%	04/25/2036	5,054,318
12,534	Series 2006-5-2A4A	6.39%(d)	04/25/2036	17,727
7,162,851	Series 2006-GP3-1A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.67%	06/25/2046	6,697,457
3,421,184	Series 2007-1-2A1	7.00%(b)	02/25/2037	3,531,978
8,047,142	Series 2007-12N-1A3A (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.67%	07/25/2047	7,913,864
8,011,339	Series 2007-15N-4A1 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.17%	08/25/2047	7,242,997
	Long Beach Mortgage Loan Trust
12,723,650	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.85%	03/25/2046	4,520,611
45,056,800	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.63%	05/25/2046	13,372,142

Principal Amount $	Security Description	Rate	Maturity	Value $
4,593,019	Series 2006-3-2A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.81%	05/25/2046	1,363,466
14,476,507	Series 2006-5-2A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.75%	06/25/2036	6,886,758
22,661,929	Series 2006-6-1A (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.56%	07/25/2036	15,731,798
11,644,073	Series 2006-WL1-M2 (1 mo. Term SOFR + 0.79%, 0.68% Floor)	4.95%	01/25/2046	11,524,215
	Luminent Mortgage Trust
1,111,757	Series 2005-1-A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap)	4.79%	11/25/2035	1,076,965
	Master Resecuritization Trust
11,383,719	Series 2008-1-A1	6.00%(a)(b)	09/27/2037	7,225,505
5,559,891	Series 2008-4-A1	6.00%(a)(b)	06/27/2036	4,570,748
	Mastr Adjustable Rate Mortgages Trust
1,924,062	Series 2005-2-2A1	4.27%(b)	03/25/2035	1,733,090
666,106	Series 2005-6-5A1	3.42%(b)	07/25/2035	596,487
4,610,114	Series 2007-1-2A1	5.01%(b)	11/25/2036	2,350,490
	MASTR Alternative Loans Trust
6,640,958	Series 2004-9-M2	6.26%(d)	08/25/2034	5,729,510
1,111,612	Series 2005-2-3A1	6.00%	03/25/2035	867,883
33,051	Series 2005-5-2A3	5.50%	07/25/2040	32,170
6,380,818	Series 2005-5-3A1	5.75%	08/25/2035	2,835,476
1,363,151	Series 2005-6-1A5	5.50%	12/25/2035	875,543
1,002,141	Series 2006-3-1A2	6.25%	07/25/2036	481,410
589,411	Series 2007-1-1A5	5.75%	10/25/2036	576,057
3,688,643	Series 2007-1-2A7	6.00%	10/25/2036	1,003,710
	Mastr Asset Backed Securities Trust
1,378,492	Series 2003-OPT1-M3 (1 mo. Term SOFR + 4.24%, 4.13% Floor)	8.40%	12/25/2032	1,337,518
5,415,804	Series 2006-AM2-A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.61%	06/25/2036	5,041,493
5,434,535	Series 2007-HE1-A3 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.69%	05/25/2037	5,284,116
12,471,548	Series 2007-WMC1-A1 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.56%	01/25/2037	3,246,390
	MASTR Asset Securitization Trust
1,284,848	Series 2006-1-1A4	5.75%	05/25/2036	740,047
979,726	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%	06/25/2036	545,599
2,322,136	Series 2007-1-1A3	6.25%	11/25/2037	863,143
	Mastr Seasoned Securities Trust
997,433	Series 2005-2-1A4	6.00%	10/25/2032	1,012,416
388,490	Series 2005-2-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.67%	10/25/2032	353,381
	Merrill Lynch Alternative Note Asset
18,723,504	Series 2007-A3-A2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.49%	04/25/2037	6,618,315
9,601,770	Series 2007-A3-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.69%	04/25/2037	3,393,711
13,308,166	Series 2007-A3-A2C (1 mo. Term SOFR + 0.75%, 0.64% Floor)	4.91%	04/25/2037	4,707,130
12,734,469	Series 2007-F1-2A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 7.00% Cap)	4.59%	03/25/2037	2,985,927
12,734,469	Series 2007-F1-2A5 (-1 x 1 mo. Term SOFR + 6.57%, 0.00% Floor, 6.68% Cap)	2.41%(f)(g)	03/25/2037	1,641,264
26,822,797	Series 2007-OAR5-1A1	3.46%(b)	10/25/2047	6,698,978

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	21

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Merrill Lynch First Franklin Mortgage Loan Trust
1,834,562	Series 2007-H1-1A2 (1 mo. Term SOFR + 3.61%, 3.50% Floor)	7.77%	10/25/2037	1,772,687
	Merrill Lynch Mortgage Investors, Inc.
14,524,166	Series 2005-AR1-M2 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	5.28%	06/25/2036	11,948,633
7,445,959	Series 2006-AR1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.59%(a)	03/25/2037	1,950,431
619,597	Series 2006-F1-1A2	6.00%	04/25/2036	216,523
20,729,061	Series 2006-FM1-A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.03%	04/25/2037	12,483,428
9,972,149	Series 2006-HE3-A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	06/25/2037	2,622,855
7,169,043	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.47%	07/25/2037	1,492,824
69,673,654	Series 2007-HE2-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	02/25/2037	32,437,566
7,779,622	Series 2007-HE3-A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.41%	04/25/2047	3,047,626
6,637,201	Series 2007-HE3-A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%	04/25/2047	2,600,098
2,780,054	Series 2007-HE3-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.81%	04/25/2047	1,089,075
43,144,331	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	03/25/2037	33,622,597
	Morgan Stanley ABS Capital I, Inc.
15,894,782	Series 2006-HE7-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.59%	09/25/2036	6,856,864
21,091,863	Series 2006-HE7-A2D (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.73%(g)	09/25/2036	9,093,198
13,160,131	Series 2006-NC2-M1 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.81%	02/25/2036	12,782,961
5,519,276	Series 2007-HE4-A1 (1 mo. Term SOFR + 0.24%, 0.13% Floor)	4.40%(a)	02/25/2037	2,436,620
	Morgan Stanley Home Equity Loan Trust
23,065,025	Series 2007-1-A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.49%	12/25/2036	11,086,490
	Morgan Stanley IXIS Real Estate Capital Trust
4,821,891	Series 2006-2-AFPT (1 mo. Term SOFR + 0.18%, 0.07% Floor)	4.34%	11/25/2036	1,551,420
	Morgan Stanley Mortgage Loan Trust
552,513	Series 2005-10-1A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	4.97%	12/25/2035	325,895
1,384,323	Series 2005-10-1A6	5.75%	12/25/2035	896,430
1,550,820	Series 2005-10-2A1	5.23%(b)	12/25/2035	1,485,198
4,427,461	Series 2006-11-1A6 (1 mo. Term SOFR)	6.73%(d)	08/25/2036	738,955
6,629,343	Series 2006-11-2A1	6.00%	08/25/2036	2,675,604
6,392,334	Series 2006-16AX-2A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.61%	11/25/2036	1,771,548
4,890,636	Series 2006-17XS-A3A	6.15%(d)	10/25/2046	1,372,747
1,707,248	Series 2006-17XS-A6	6.08%(d)	10/25/2046	396,825
956,301	Series 2006-2-2A3	5.75%	02/25/2036	901,070
12,264,041	Series 2006-7-3A	5.10%(b)	06/25/2036	6,491,196
1,387,931	Series 2006-7-4A4	6.00%	06/25/2036	614,143
1,405,040	Series 2006-7-4A7	6.00%	06/25/2036	621,715
2,840,191	Series 2007-13-6A1	6.00%	10/25/2037	1,461,678
2,903,054	Series 2007-14AR-2A3	3.42%(b)	10/25/2037	1,644,631
2,762,755	Series 2007-1XS-2A3	6.42%(d)	09/25/2046	575,449

Principal Amount $	Security Description	Rate	Maturity	Value $
1,812,044	Series 2007-1XS-2A4A	6.58%(d)	09/25/2046	467,529
214,494	Series 2007-3XS-1A2A	6.12%(d)	01/25/2047	203,380
4,870,373	Series 2007-3XS-2A3S	6.36%(d)	01/25/2047	1,715,708
2,848,709	Series 2007-3XS-2A4S	6.46%(d)	01/25/2047	985,427
	Morgan Stanley Reremic Trust
2,665,792	Series 2010-R5-4B	2.86%(a)(d)	06/26/2036	2,836,447
4,845,856	Series 2010-R5-5B	2.93%(a)(d)	01/26/2037	4,805,128
8,881,354	Series 2010-R9-3C	6.00%(a)(b)	11/26/2036	6,922,470
6,453,272	Series 2012-R4-1B (1 mo. Term SOFR + 0.11%, 0.00% Floor)	2.99%(a)	08/26/2036	4,970,156
5,129,665	Series 2013-R2-1B	3.93%(a)(b)	10/26/2036	4,623,199
5,084,708	Series 2014-R7-B2	4.16%(a)(b)	01/26/2051	4,874,831
	Morgan Stanley Residential Mortgage Loan Trust
6,278,553	Series 2025-NQM4-A3	5.94%(a)(d)	06/25/2070	6,320,790
6,559,000	Series 2025-NQM4-M1	6.33%(a)(b)	06/25/2070	6,650,366
	New Century Alternative Mortgage Loan Trust
9,234,350	Series 2006-ALT1-AF3	6.17%(b)	07/25/2036	1,804,271
11,736,112	Series 2006-ALT2-AF5	4.50%(d)	10/25/2036	2,116,249
	New Century Home Equity Loan Trust
17,829,000	Series 2005-4-M5 (1 mo. Term SOFR + 1.13%, 1.02% Floor, 12.50% Cap)	5.29%	09/25/2035	17,354,672
12,500,000	Series 2006-1-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor, 12.50% Cap)	4.83%	05/25/2036	11,816,301
	Nomura Asset Acceptance Corp.
13,567	Series 2005-AP1-2A5	5.36%(d)	02/25/2035	13,430
12,420,212	Series 2006-AF1-1A2	6.16%(b)	05/25/2036	2,235,620
2,524,009	Series 2006-AF1-1A3Pool 06-AF1	6.41%(b)	05/25/2036	453,801
13,644,101	Series 2006-AP1-A2	5.52%(b)	01/25/2036	3,881,453
2,306,140	Series 2006-AP1-A3	5.65%(b)	01/25/2036	655,789
1,065,500	Series 2006-WF1-A2	5.76%(b)	06/25/2036	275,746
	Nomura Home Equity Loan, Inc.
14,392,328	Series 2006-AF1-A2	6.30%(d)	10/25/2036	2,508,882
2,405,631	Series 2007-1-1A1	6.56%(d)	02/25/2037	634,270
11,990,222	Series 2007-1-1A3 (30 day avg SOFR US)	6.49%(d)	02/25/2037	3,161,985
	Nomura Resecuritization Trust
2,695,431	Series 2014-1R-6A7	6.02%(a)(b)	08/26/2036	2,344,107
3,545,319	Series 2014-2R-4A9	3.88%(a)(d)	07/26/2036	2,858,828
7,896,933	Series 2015-4R-5A2 (1 mo. Term SOFR + 0.54%, 0.43% Floor)	1.42%(a)(i)	03/26/2036	5,988,745
	Novastar Home Equity Loan
14,600,000	Series 2005-3-M4 (1 mo. Term SOFR + 1.00%, 0.89% Floor, 11.00% Cap)	5.16%	01/25/2036	12,649,863
7,055,332	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.59%	10/25/2036	3,262,462
	NRZ Excess Spread-Collateralized Notes
23,652,094	Series 2020-PLS1-A	3.84%(a)	12/25/2025	23,570,549
21,115,358	Series 2021-FHT1-A	3.10%(a)	07/25/2026	20,786,389
	Onslow Bay Mortgage Loan Trust
9,694,000	Series 2021-NQM3-M1	2.33%(a)(b)	07/25/2061	6,089,244
3,849,850	Series 2024-NQM12-A1	5.48%(a)(d)	07/25/2064	3,877,901
	Option One Mortgage Loan Trust
611,260	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.25%	11/25/2034	652,890
5,028,012	Series 2007-1-2A3 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	01/25/2037	2,954,719
44,981,220	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.46%	07/25/2037	40,279,063

22	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	People’s Choice Home Loan Securities Trust
10,080,000	Series 2005-1-M5 (1 mo. Term SOFR + 1.61%, 1.50% Floor, 15.00% Cap)	5.77%	01/25/2035	7,842,956
	PHH Alternative Mortgage Trust
2,288,990	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.10% Cap)	4.59%	02/25/2037	1,690,584
5,300,815	Series 2007-2-2A1	6.00%	05/25/2037	4,656,173
2,473,446	Series 2007-2-2A2	6.00%	05/25/2037	2,172,646
156,635	Series 2007-2-3A1	6.00%	05/25/2037	146,104
	PR Mortgage Loan Trust
89,702,397	Series 2014-1-APT	5.83%(a)(b)	10/25/2049	87,480,701
	Pretium Mortgage Credit Partners LLC
10,459,559	Series 2021-RN2-A1	5.74%(a)(d)	07/25/2051	10,458,603
22,835,691	Series 2021-RN4-A1	5.49%(a)(b)	10/25/2051	22,854,073
18,480,845	Series 2024-NPL6-A1	5.93%(a)(d)	10/25/2054	18,535,190
21,954,784	Series 2024-NPL7-A1	5.93%(a)(d)	10/25/2054	21,994,077
54,928,669	Series 2024-NPL9-A1	5.85%(a)(d)	12/25/2054	55,057,290
63,325,973	Series 2025-NPL2-A1	5.84%(a)(d)	03/25/2055	63,636,257
42,156,292	Series 2025-NPL7-A1	5.66%(a)(d)	07/25/2055	42,313,088
	Prime Mortgage Trust
3,493,674	Series 2006-DR1-2A1Pool DR12A1	5.50%(a)	05/25/2035	3,289,346
2,105,820	Series 2006-DR1-2A2	6.00%(a)	05/25/2035	1,804,761
	Progress Residential Trust
48,592,256	Series 2021-SFR10-E1	3.57%(a)	12/17/2040	46,528,533
20,165,551	Series 2021-SFR10-E2	3.67%(a)	12/17/2040	19,311,580
10,923,007	Series 2021-SFR10-F	4.61%(a)	12/17/2040	10,699,439
7,000,000	Series 2021-SFR5-E1	2.21%(a)	07/17/2038	6,842,878
25,000,000	Series 2021-SFR8-E1	2.38%(a)	10/17/2038	24,437,585
23,900,000	Series 2021-SFR8-E2	2.53%(a)	10/17/2038	23,342,346
19,900,000	Series 2021-SFR8-F	3.18%(a)	10/17/2038	19,488,836
13,000,000	Series 2025-SFR3-D	3.39%(a)	07/17/2042	11,794,075
22,350,000	Series 2025-SFR4-A	4.30%(a)	08/17/2042	22,127,354
16,500,000	Series 2025-SFR4-B	4.70%(a)	08/17/2042	16,405,226
14,300,000	Series 2025-SFR5-B	4.00%(a)	10/17/2042	13,779,280
	PRPM LLC
24,320,807	Series 2024-6-A1	5.70%(a)(d)	11/25/2029	24,352,336
26,074,720	Series 2024-7-A1	5.87%(a)(d)	11/25/2029	26,102,675
90,074,172	Series 2024-8-A1	5.90%(a)(d)	12/25/2029	90,075,325
19,853,306	Series 2024-NQM4-A1	5.67%(a)(d)	12/26/2069	20,024,434
28,881,860	Series 2025-3-A1	6.26%(a)(d)	05/25/2030	28,968,924
43,825,148	Series 2025-4-A1	6.18%(a)(d)	06/25/2030	43,961,015
71,871,492	Series 2025-5-A1	5.73%(a)(d)	07/25/2030	71,992,825
34,288,792	Series 2025-6-A1	5.77%(a)(d)	08/25/2028	34,726,660
	Racers
13,085,000	Series 2006-2-M2 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.56%	09/25/2036	10,746,892
	RALI Trust
13,469,306	Series 2005-QA11-4A1	5.56%(b)	10/25/2035	9,784,687
6,493,570	Series 2005-QA13-2A1	5.26%(b)	12/25/2035	5,722,098
4,981,075	Series 2005-QA3-CB1	4.11%(b)	03/25/2035	1,914,744
146,486	Series 2005-QS12-A11 (-11 x 1 mo. Term SOFR + 49.89%, 0.00% Floor, 51.15% Cap)	4.15%(g)	08/25/2035	145,068
543,175	Series 2005-QS13-1A6	5.50%	09/25/2035	433,384
1,204,817	Series 2005-QS13-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	4.97%	09/25/2035	962,093
4,939,749	Series 2005-QS13-2A2 (-1 x 1 mo. Term SOFR + 4.94%, 0.00% Floor, 5.05% Cap)	0.78%(f)(g)	09/25/2035	255,181
4,888,341	Series 2005-QS14-2A1	6.00%	09/25/2035	1,469,434
1,105,613	Series 2005-QS15-2A	6.00%	10/25/2035	960,911
1,111,845	Series 2005-QS15-3A	6.00%	10/25/2035	985,503
1,040,749	Series 2005-QS16-A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	4.97%	11/25/2035	861,813

Principal Amount $	Security Description	Rate	Maturity	Value $
1,040,569	Series 2005-QS16-A2 (-1 x 1 mo. Term SOFR + 4.69%, 0.00% Floor, 4.80% Cap)	0.53%(f)(g)	11/25/2035	42,043
580,169	Series 2005-QS17-A1	6.00%	12/25/2035	504,627
600,323	Series 2005-QS17-A10	6.00%	12/25/2035	522,157
1,681,452	Series 2005-QS17-A11	6.00%	12/25/2035	1,462,516
1,195,123	Series 2005-QS17-A2 (1 mo. Term SOFR + 0.96%, 0.85% Floor, 6.00% Cap)	5.12%(g)	12/25/2035	1,004,638
1,195,123	Series 2005-QS17-A4 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.88%(f)(g)	12/25/2035	63,883
961,633	Series 2005-QS17-A6	6.00%	12/25/2035	836,422
407,425	Series 2005-QS5-A3	5.70%	04/25/2035	418,181
485,735	Series 2006-QS1-A6 (-8 x 1 mo. Term SOFR + 41.98%, 0.00% Floor, 42.86% Cap)	10.10%(g)	01/25/2036	483,201
1,551,403	Series 2006-QS10-A1	6.00%	08/25/2036	1,347,338
477,072	Series 2006-QS10-A4	5.75%	08/25/2036	408,987
3,316,603	Series 2006-QS11-1A1	6.50%	08/25/2036	2,723,090
1,001,566	Series 2006-QS12-1A1	6.50%	09/25/2036	414,321
1,443,687	Series 2006-QS12-2A18	5.75%	09/25/2036	1,154,373
2,234,656	Series 2006-QS14-A18 (1 mo. Term SOFR)	6.25%	11/25/2036	1,852,560
1,019,686	Series 2006-QS15-A1	6.50%	10/25/2036	891,656
429,620	Series 2006-QS16-A10	6.00%	11/25/2036	342,976
1,527,661	Series 2006-QS16-A11	6.00%	11/25/2036	1,219,794
1,217,690	Series 2006-QS16-A7	6.00%	11/25/2036	972,111
481,892	Series 2006-QS16-A8	6.00%	11/25/2036	384,706
190,694	Series 2006-QS16-A9	6.00%	11/25/2036	152,235
889,935	Series 2006-QS17-A4	6.00%	12/25/2036	746,365
4,944,096	Series 2006-QS17-A5	6.00%	12/25/2036	4,146,483
3,260,080	Series 2006-QS3-1A11	6.00%	03/25/2036	2,947,560
843,847	Series 2006-QS4-A8 (-790 x 1 mo. Term SOFR + 5,052.56%, 0.10% Floor, 8.00% Cap)	8.00%(g)	04/25/2036	714,801
3,337,604	Series 2006-QS4-A9	6.00%	04/25/2036	2,730,173
1,930,318	Series 2006-QS5-A3	6.00%	05/25/2036	1,622,625
5,753,075	Series 2006-QS5-A4	6.00%	05/25/2036	4,836,034
1,030,385	Series 2006-QS6-1A16	6.00%	06/25/2036	844,569
1,494,865	Series 2006-QS6-1A2	6.00%	06/25/2036	1,225,286
2,810,330	Series 2006-QS8-A1	6.00%	08/25/2036	2,376,472
4,873,522	Series 2006-QS8-A5 (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.28%(f)(g)	08/25/2036	371,436
1,714,780	Series 2006-QS9-1A6 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	1.03%(f)(g)	07/25/2036	108,653
17,655,690	Series 2007-QA5-1A1	6.28%(b)	09/25/2037	10,809,347
23,978,405	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.73%	06/25/2037	10,699,267
8,896,203	Series 2007-QH7-2A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.87%	08/25/2037	8,332,865
6,294,257	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.18%(f)(g)	01/25/2037	514,242
633,584	Series 2007-QS1-1A4	6.00%	01/25/2037	506,763
1,536,219	Series 2007-QS1-2A10	6.00%	01/25/2037	1,176,916
18,211,571	Series 2007-QS10-A1	6.50%	09/25/2037	15,228,303
1,995,935	Series 2007-QS11-A1	7.00%	10/25/2037	1,600,623
1,999,938	Series 2007-QS2-A6	6.25%	01/25/2037	1,677,135
10,709,522	Series 2007-QS3-A1	6.50%	02/25/2037	9,062,975
1,707,700	Series 2007-QS3-A4	6.25%	02/25/2037	1,422,990
2,509,016	Series 2007-QS4-3A3	6.00%	03/25/2037	2,169,701
1,109,462	Series 2007-QS5-A1	5.50%	03/25/2037	917,497
457,698	Series 2007-QS5-A5 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap)	4.57%(f)	03/25/2037	349,194
1,520,121	Series 2007-QS5-A8 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.43%(f)(g)	03/25/2037	203,898
1,269,677	Series 2007-QS6-A102	5.75%	04/25/2037	1,049,316

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	23

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
408,238	Series 2007-QS6-A13 (-8 x 1 mo. Term SOFR + 54.05%, 0.00% Floor, 55.00% Cap)	19.40%(g)	04/25/2037	540,926
1,818,078	Series 2007-QS6-A45	5.75%	04/25/2037	1,502,537
2,897,455	Series 2007-QS6-A6	6.25%	04/25/2037	2,469,421
200,118	Series 2007-QS6-A77 (-8 x 1 mo. Term SOFR + 54.88%, 0.00% Floor, 55.83% Cap)	20.23%(g)	04/25/2037	271,760
5,224,986	Series 2007-QS7-2A1	6.75%	06/25/2037	1,919,311
10,572,997	Series 2007-QS9-A33	6.50%	07/25/2037	8,739,749
	RAMP Trust
1,302,866	Series 2004-RS7-A3	5.57%(b)	07/25/2034	1,171,434
4,014,372	Series 2006-RS2-A3A (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	4.87%	03/25/2036	3,978,210
10,924,530	Series 2006-RS3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	4.87%	05/25/2036	9,310,610
11,460,727	Series 2006-RS6-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.81%	11/25/2036	9,434,101
	RASC Trust
3,860,296	Series 2005-KS4-M5 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.07%	05/25/2035	4,059,090
3,124,191	Series 2007-EMX1-A13 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	4.67%	01/25/2037	3,231,880
	RBSGC Mortgage Pass Through Certificates
9,854,274	Series 2008-B-A1	6.00%(a)	06/25/2037	8,641,239
	RBSSP Resecuritization Trust
11,436,666	Series 2009-12-20A2	4.36%(a)(b)	12/25/2035	10,182,604
2,893,607	Series 2010-4-7A2	6.00%(a)	07/26/2037	1,364,599
	Renaissance Home Equity Loan Trust
5,355,470	Series 2006-1-AF6	5.75%(d)	05/25/2036	2,432,906
	Renaissance NIM Trust
2,062,139	Series 2006-2-AF5	6.25%(d)	08/25/2036	781,694
17,385,181	Series 2006-3-AF3	5.59%(d)	11/25/2036	5,549,505
18,049,871	Series 2006-3-AF4	5.81%(d)	11/25/2036	5,995,160
2,933,947	Series 2006-3-AF5	6.12%(d)	11/25/2036	1,026,540
10,257,172	Series 2006-4-AF4	5.47%(d)	01/25/2037	3,181,775
20,198,460	Series 2006-4-AF5	5.69%(d)	01/25/2037	6,510,941
8,192,822	Series 2007-1-AF1	5.74%(d)	04/25/2037	2,149,078
5,779,950	Series 2007-1-AF1Z	5.35%(d)	04/25/2037	1,431,114
3,486,895	Series 2007-1-AF2	5.51%(d)	04/25/2037	877,659
5,072,268	Series 2007-1-AF3 (1 mo. Term SOFR)	5.61%(d)	04/25/2037	1,300,061
2,781,357	Series 2007-1-AF4	5.76%(d)	04/25/2037	732,030
8,232,817	Series 2007-1-AF5	5.91%(d)	04/25/2037	2,223,315
17,696,892	Series 2007-2-AF2Pool 2007-2 (1 mo. Term SOFR)	5.68%(d)	06/25/2037	4,327,062
22,755,581	Series 2007-2-AF5 (1 mo. Term SOFR)	6.20%(d)	06/25/2037	6,196,138
	Residential Asset Securitization Trust
4,382,572	Series 2005-A11-2A4	6.00%	10/25/2035	1,848,192
1,041,934	Series 2005-A12-A7 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.73%(f)(g)	11/25/2035	93,092
1,392,991	Series 2005-A12-A8 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	4.82%	11/25/2035	663,562
1,336,566	Series 2005-A15-1A7	6.00%	02/25/2036	1,322,554
6,926,501	Series 2005-A15-5A3	5.75%	02/25/2036	2,288,468
7,150,654	Series 2005-A16-A1	5.00%	02/25/2036	2,405,678
2,586,082	Series 2005-A8CB-A11	6.00%	07/25/2035	1,452,453
2,622,009	Series 2005-A8CB-A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.73%(f)(g)	07/25/2035	172,090
641,971	Series 2006-A1-1A3	6.00%	04/25/2036	272,919

Principal Amount $	Security Description	Rate	Maturity	Value $
10,140,639	Series 2006-A1-3A2	6.00%	04/25/2036	4,464,560
4,934,414	Series 2006-A10-A5	6.50%	09/25/2036	1,467,872
7,068,226	Series 2006-A12-A1	6.25%	11/25/2036	2,512,237
7,195,944	Series 2006-A13-A1	6.25%	12/25/2036	2,345,705
14,049,586	Series 2006-A14C-2A6 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.72%	12/25/2036	2,798,687
31,005,328	Series 2006-A14C-2A7 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.28%(f)(g)	12/25/2036	3,776,632
5,475,565	Series 2006-A2-A11	6.00%	01/25/2046	1,978,597
3,796,900	Series 2006-A2-A4	6.00%	01/25/2046	1,369,961
3,155,593	Series 2006-A2-A9	6.00%	01/25/2046	1,138,571
2,250,431	Series 2006-A8-1A1	6.00%	08/25/2036	1,504,366
4,461,870	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	11.31%(g)	01/25/2046	4,136,467
19,272,010	Series 2007-A2-1A2	6.00%	04/25/2037	9,613,607
696,203	Series 2007-A3-1A2 (-8 x 1 mo. Term SOFR + 45.51%, 0.00% Floor, 46.38% Cap)	13.63%(g)	04/25/2037	798,480
22,939,906	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.83%(f)(g)	05/25/2037	1,389,367
5,891,166	Series 2007-A5-1A6 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.67%	05/25/2037	708,538
3,977,102	Series 2007-A5-2A3	6.00%	05/25/2037	1,990,160
1,742,961	Series 2007-A5-2A5	6.00%	05/25/2037	872,186
7,407,592	Series 2007-A6-1A2	6.00%	06/25/2037	3,658,514
7,757,610	Series 2007-A7-A1	6.00%	07/25/2037	2,824,524
34,122,954	Series 2007-A7-A2	6.00%	07/25/2037	12,424,072
15,119,161	Series 2007-A7-A6	6.00%	07/25/2037	5,504,844
	RESIDENTIAL MORTGAGE LOAN TRUST
6,300,000	Series 2020-2-M1	3.57%(a)(b)	05/25/2060	6,050,965
	RFMSI Trust
3,064,193	Series 2006-S10-1A1	6.00%	10/25/2036	2,494,710
916,805	Series 2006-S5-A12	6.00%	06/25/2036	786,660
62,768	Series 2006-S5-A15	6.00%	06/25/2036	53,858
1,909,184	Series 2006-S9-A1	6.25%	09/25/2036	1,562,581
2,130,217	Series 2007-S1-A7	6.00%	01/25/2037	1,750,546
1,275,130	Series 2007-S2-A1	6.00%	02/25/2037	982,246
1,436,575	Series 2007-S2-A4	6.00%	02/25/2037	1,106,609
2,681,920	Series 2007-S2-A5	6.00%	02/25/2037	2,065,912
1,324,356	Series 2007-S3-1A4	6.00%	03/25/2037	963,291
1,133,837	Series 2007-S4-A1	6.00%	04/25/2037	874,821
634,982	Series 2007-S4-A2	6.00%	04/25/2037	489,923
8,887,842	Series 2007-S5-A1	6.00%	05/25/2037	7,453,903
2,575,732	Series 2007-S5-A8	6.00%	05/25/2037	2,160,663
1,041,877	Series 2007-S6-2A4	6.00%	06/25/2037	811,488
7,154,961	Series 2007-S7-A20	6.00%	07/25/2037	5,823,127
3,773,448	Series 2007-S8-1A1	6.00%	09/25/2037	2,597,240
2,303,140	Series 2007-SA2-2A1	5.70%(b)	04/25/2037	2,011,052
	Rithm Capital Corp.
62,504,400	Series 2020-RPL1-M1	3.25%(a)(b)	11/25/2059	55,579,588
16,345,550	Series 2020-RPL1-M2	3.50%(a)(b)	11/25/2059	14,316,245
	Santander US Capital Markets LLC
2,893,930	Series 2025-NQM3-A3	6.06%(a)(d)	05/25/2065	2,918,598
3,000,000	Series 2025-NQM3-M1	6.33%(a)(b)	05/25/2065	3,023,473
	Securitized Asset Backed Receivables LLC
3,284,754	Series 2006-NC3-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%	09/25/2036	1,093,728
4,858,454	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.41%	04/25/2037	3,281,850
4,748,379	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.71%	04/25/2037	3,207,299
13,136,891	Series 2007-BR4-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.67%	05/25/2037	8,046,095

24	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Securitized Mortgage Asset Loan Trust
165,482,424	Series 2015-1-PC	3.11%(a)(b)	02/25/2054	143,712,599
	Sequoia Mortgage Trust
30,902	Series 2003-4-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap)	4.95%	07/20/2033	30,858
	SG Mortgage Securities Trust
1,680,532	Series 2006-FRE1-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.61%	02/25/2036	1,649,602
2,280,733	Series 2006-FRE1-A2C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.81%	02/25/2036	1,126,991
	Soundview Home Equity Loan Trust
11,320,608	Series 2007-NS1-M1 (1 mo. Term SOFR + 0.64%, 0.53% Floor)	4.80%	01/25/2037	11,210,384
2,941,435	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.42%	06/25/2037	1,963,701
5,171,252	Series 2007-OPT3-1A1 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	4.44%	08/25/2037	4,489,880
16,885,359	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.27%	09/25/2037	12,411,798
40,714,414	Series 2007-WM1W-2A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	3.80%	02/25/2037	34,365,933
	Specialty Underwriting & Residential Finance
3,538,380	Series 2006-BC2-A2B	3.69%(d)	02/25/2037	1,147,942
11,897,733	Series 2007-AB1-A2C (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	03/25/2037	6,133,894
	Spruce Hill Mortgage Loan Trust
5,607,223	Series 2020-SH1-M1	3.22%(a)(b)	01/28/2050	5,555,362
	Starwood Mortgage Residential Trust
6,329,000	Series 2021-1-B2	4.52%(a)(b)	05/25/2065	5,059,382
5,000,000	Series 2021-2-B1	2.75%(a)(b)	05/25/2065	4,182,522
7,110,000	Series 2021-2-B2	3.00%(a)(b)	05/25/2065	5,179,410
9,103,000	Series 2021-5-M1	3.25%(a)(b)	09/25/2066	6,700,121
	Structured Adjustable Rate Mortgage Loan Trust
945,721	Series 2005-22-4A1	5.42%(b)	12/25/2035	879,131
7,235,571	Series 2006-1-8A1	4.79%(b)	02/25/2036	3,758,901
1,945,164	Series 2006-12-2A1	4.45%(b)	01/25/2037	1,404,275
783,326	Series 2006-8-4A4	4.77%(b)	09/25/2036	700,103
5,367,207	Series 2007-7-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.87%	08/25/2037	5,358,865
	Structured Asset Investment Loan Trust
61,651,188	Series 2006-3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.59%	06/25/2036	38,775,015
7,315,696	Series 2006-4-A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.62%	07/25/2036	4,243,111
20,800,000	Series 2006-4-A5 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	4.89%	07/25/2036	7,633,167
	Structured Asset Mortgage Investments, Inc.
7,270,769	Series 2006-AR3-12A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.67%	05/25/2036	6,002,917
	Structured Asset Securities Corp.
253,971	Series 2003-24A-1A3	5.42%(b)	07/25/2033	254,302
8,320,088	Series 2005-5-3A1	6.00%	04/25/2035	4,150,323
58,263,335	Series 2006-BC4-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.59%	12/25/2036	32,949,029
6,670,358	Series 2006-BC4-A4 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.61%	12/25/2036	6,528,498

Principal Amount $	Security Description	Rate	Maturity	Value $
37,468,458	Series 2007-4-1A3 (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.98%(a)(f)(g)	03/28/2045	2,357,180
20,127,500	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	11/25/2037	16,418,050
11,632,736	Series 2007-MN1A-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.75%(a)	01/25/2037	7,297,676
12,993,972	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.46%(a)	03/25/2037	10,751,224
	Suntrust Adjustable Rate Mortgage Loan Trust
3,354,262	Series 2007-2-1A1	6.42%(b)	04/25/2037	1,251,233
993,610	Series 2007-3-1A1	6.57%(b)	06/25/2037	462,351
	Suntrust Alternative Loan Trust
155,461	Series 2005-1F-2A3	5.75%	12/25/2035	143,910
454,056	Series 2006-1F-1A3	6.00%	04/25/2036	152,038
	Terwin Mortgage Trust
10,126,838	Series 2006-7-2A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.81%(a)	08/25/2037	4,392,599
	Thornburg Mortgage Securities Trust
73,312	Series 2003-6-A2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 11.50% Cap)	5.27%	12/25/2033	71,361
2,029,518	Series 2004-4-5A	2.57%(b)	12/25/2044	1,772,420
4,049,032	Series 2007-1-A1 (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	5.63%	03/25/2037	3,416,218
1,052,566	Series 2007-1-A2A (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	5.63%	03/25/2037	761,568
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-E	3.40%(a)	03/17/2038	4,953,052
8,900,000	Series 2020-SFR1-D	2.55%(a)	07/17/2038	8,734,248
1,600,000	Series 2020-SFR1-E	3.54%(a)	07/17/2038	1,578,970
	Tricon Residential Trust
16,000,000	Series 2021-SFR1-B	2.24%(a)	07/17/2038	15,698,213
13,250,000	Series 2021-SFR1-C	2.34%(a)	07/17/2038	13,002,947
5,250,000	Series 2021-SFR1-D	2.59%(a)	07/17/2038	5,155,944
10,000,000	Series 2021-SFR1-E2	2.89%(a)	07/17/2038	9,820,762
11,300,000	Series 2021-SFR1-F	3.69%(a)	07/17/2038	11,148,031
77,764,000	Series 2025-SFR2-A	5.20%(a)	08/17/2044	78,984,568
14,527,000	Series 2025-SFR2-B	5.42%(a)	08/17/2044	14,779,729
21,500,000	Series 2025-SFR2-C	5.67%(a)	08/17/2044	21,877,630
15,500,000	Series 2025-SFR2-D	6.07%(a)	08/17/2044	15,820,365
	VCAT Asset Securitization LLC
58,950,224	Series 2025-NPL1-A1	5.88%(a)(d)	01/25/2055	59,120,614
32,748,349	Series 2025-NPL2-A1	5.98%(a)(d)	01/25/2055	32,828,311
	Velocity Commercial Capital Loan Trust
1,126,056	Series 2017-2-AFX	3.07%(a)(b)	11/25/2047	1,114,937
5,203,402	Series 2018-2-A	4.05%(a)(b)	10/26/2048	5,100,295
15,106,976	Series 2019-1-A	3.76%(a)(b)	03/25/2049	14,577,029
1,927,527	Series 2019-1-M4	4.61%(a)(b)	03/25/2049	1,766,253
5,035,996	Series 2019-2-A	3.13%(a)(b)	07/25/2049	4,877,527
1,906,740	Series 2019-2-M1	3.26%(a)(b)	07/25/2049	1,759,805
1,527,367	Series 2020-1-M4	3.54%(a)(b)	02/25/2050	1,195,441
43,445,587	Series 2024-6-A	5.81%(a)(b)	12/25/2054	43,795,315
24,727,552	Series 2025-1-A	6.03%(a)(b)	02/25/2055	25,069,153
	Vericrest Opportunity Loan Transferee
7,637,221	Series 2021-CF1-A1	5.99%(a)(d)	08/25/2051	7,647,562
8,367,692	Series 2021-CF2-A1	5.49%(a)(d)	11/27/2051	8,370,764
1,412,815	Series 2021-NPL6-A1	6.24%(a)(d)	04/25/2051	1,413,635
772,120	Series 2021-NPL9-A1	5.99%(a)(d)	05/25/2051	772,461
	Verus Securitization Trust
6,100,000	Series 2021-3-M1	2.40%(a)(b)	06/25/2066	4,641,594
4,588,000	Series 2021-4-B1	3.05%(a)(b)	07/25/2066	3,268,150
2,300,000	Series 2021-4-B2	3.81%(a)(b)	07/25/2066	1,687,823
2,500,000	Series 2021-4-M1	2.20%(a)(b)	07/25/2066	1,759,439

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	25

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
6,651,000	Series 2021-5-B1	3.04%(a)(b)	09/25/2066	4,913,964
9,255,000	Series 2021-5-M1	2.33%(a)(b)	09/25/2066	6,957,474
	Voyager OPTONE Delaware Trust
5,515,111	Series 2009-1-SAC3	16.41%(a)(b)	02/25/2038	4,264,566
	WAMU Asset-Backed Certificates
7,087,060	Series 2007-HE1-2A2 (1 mo. Term SOFR + 0.33%, 0.33% Floor)	4.49%	01/25/2037	3,230,283
12,494,176	Series 2007-HE4-1A (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.44%	07/25/2047	9,439,946
	WaMu Mortgage Pass Through Certificates
4,477,345	Series 2005-AR19-B1 (1 mo. Term SOFR + 1.16%, 1.05% Floor, 10.50% Cap)	5.32%	12/25/2045	3,948,612
4,733,901	Series 2006-AR10-1A1	4.50%(b)	09/25/2036	4,154,255
4,661,483	Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	4.99%	11/25/2046	4,000,586
2,894,246	Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	5.13%	06/25/2046	2,676,174
403,138	Series 2006-AR6-2A3	4.44%(b)	08/25/2036	363,491
3,743,112	Series 2007-HY3-4A1	4.99%(b)	03/25/2037	3,461,213
6,386,686	Series 2007-HY5-1A1	4.15%(b)	05/25/2037	5,701,833
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,258,587	Series 2005-1-2A	6.00%	03/25/2035	2,851,615
764,452	Series 2005-4-5A1	5.50%	06/25/2035	665,785
314,436	Series 2005-5-CB12 (-11 x 1 mo. Term SOFR + 49.34%, 0.00% Floor, 50.60% Cap)	3.60%(g)	07/25/2035	331,844
1,018,221	Series 2005-5-CB6 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 7.50% Cap)	4.87%	07/25/2035	895,996
252,778	Series 2005-6-2A7	5.50%	08/25/2035	224,965
2,839,175	Series 2005-7-2CB6 (1 mo. Term SOFR + 1.56%, 1.45% Floor, 6.00% Cap)	5.72%	08/25/2035	2,768,571
258,107	Series 2005-7-2CB7 (-11 x 1 mo. Term SOFR + 48.79%, 0.00% Floor, 50.05% Cap)	3.05%(g)	08/25/2035	250,493
1,972,511	Series 2005-7-3CB	6.50%	08/25/2035	1,692,792
4,195,879	Series 2005-8-1A2	5.50%	10/25/2035	3,639,882
4,434,316	Series 2005-9-2A2	5.50%	11/25/2035	4,126,695
926,763	Series 2005-9-CX	5.50%(f)	11/25/2035	155,764
3,788,650	Series 2006-1-2CB1	7.00%	02/25/2036	2,846,668
1,301,751	Series 2006-1-3A1	5.75%	02/25/2036	1,236,284
656,408	Series 2006-1-3A2	5.75%	02/25/2036	620,944
558,310	Series 2006-1-3A7	5.75%	02/25/2036	528,502
1,754,255	Series 2006-3-3CB4	6.00%	04/25/2036	1,542,443
973,022	Series 2006-5-1A8	5.75%	07/25/2036	776,252
2,186,999	Series 2006-5-2CB1	6.00%	07/25/2036	1,569,144
3,972,510	Series 2006-5-2CB6	6.00%	07/25/2036	2,850,225
12,524,079	Series 2006-5-3A3	6.72%(d)	07/25/2036	2,641,398
5,219,089	Series 2006-5-3A5 (1 mo. Term SOFR)	6.95%(d)	07/25/2036	1,099,777
7,261,907	Series 2006-8-A4	4.12%(d)	10/25/2036	2,435,542
2,746,178	Series 2006-9-A7	4.19%(d)	10/25/2036	836,026
3,421,044	Series 2006-AR10-A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.47%	12/25/2036	1,687,594
4,653,171	Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	5.10%	06/25/2046	3,509,049
4,357,933	Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	5.14%	06/25/2046	3,599,099
6,265,613	Series 2007-2-1A6	6.00%	04/25/2037	5,196,631
2,574,944	Series 2007-3-A3	6.00%	04/25/2037	2,286,627
2,043,677	Series 2007-4-1A1	5.50%	06/25/2037	1,998,223

Principal Amount $	Security Description	Rate	Maturity	Value $
138,816	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	13.85%(g)	06/25/2037	159,538
3,470,403	Series 2007-5-A6	6.00%	06/25/2037	3,204,956
4,866,596	Series 2007-OC1-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.51%	01/25/2047	4,375,451
	Washington Mutual Asset-Backed Certificates
1,020,116	Series 2006-HE2-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.75%	05/25/2036	801,349
18,726,540	Series 2007-HE2-2A2 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.71%	02/25/2037	5,885,390
	Wells Fargo Alternative Loan Trust
400,099	Series 2007-PA1-A10	6.00%	03/25/2037	369,541
1,756,747	Series 2007-PA1-A3	6.00%	03/25/2037	1,622,571
1,514,700	Series 2007-PA1-A5	6.00%	03/25/2037	1,399,011
2,482,518	Series 2007-PA1-A6	6.00%	03/25/2037	2,292,909
9,797,554	Series 2007-PA2-1A1	6.00%	06/25/2037	8,971,741
1,392,835	Series 2007-PA2-3A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.00% Cap)	4.62%	06/25/2037	1,009,138
2,051,861	Series 2007-PA2-3A2 (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.38%(f)(g)	06/25/2037	232,041
3,533,056	Series 2007-PA3-2A1	6.00%	07/25/2037	3,209,132
1,403,706	Series 2007-PA3-2A4	6.00%	07/25/2037	1,275,009
2,467,575	Series 2007-PA3-3A1	6.25%	07/25/2037	2,158,000
18,484,509	Series 2007-PA5-1A1	6.25%	11/25/2037	16,689,349
3,364,354	Series 2007-PA6-A1	6.09%(b)	12/28/2037	3,069,544
	Wells Fargo Mortgage Backed Securities Trust
986,379	Series 2006-AR12-1A1	6.77%(b)	09/25/2036	901,844
484,846	Series 2006-AR13-A2	6.47%(b)	09/25/2036	475,648
537,949	Series 2006-AR4-2A1	6.09%(b)	04/25/2036	533,689
870,047	Series 2007-7-A1	6.00%	06/25/2037	824,819
60,510	Series 2007-7-A32	5.75%	06/25/2037	56,808
1,959,281	Series 2007-7-A34	6.00%	06/25/2037	1,857,432
530,669	Series 2007-7-A36	6.00%	06/25/2037	503,064
180,472	Series 2007-7-A43 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.77%	06/25/2037	161,799
493,046	Series 2007-7-A49	6.00%	06/25/2037	467,416
208,730	Series 2007-7-A8 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.77%	06/25/2037	187,133
94,162	Series 2007-7-A9 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	13.37%(g)	06/25/2037	109,496
7,911,017	Series 2007-AR9-A1	6.39%(b)	12/28/2037	7,161,996
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,076,902,520)			7,294,362,551

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 49.1%
	Fannie Mae Whole Loan
3,937,432	Series 2003-W17-1A7	5.75%	08/25/2033	3,996,170
1,107,342	Series 2004-W10-A6	5.75%	08/25/2034	1,142,515
	Federal Home Loan Mortgage Corp.
1,582,168	Pool C03490	4.50%	08/01/2040	1,587,773
8,771,097	Pool C91388	3.50%	02/01/2032	8,634,252
4,589,918	Pool C91403	3.50%	03/01/2032	4,517,480
4,578,416	Pool C91413	3.50%	12/01/2031	4,508,609
2,389,176	Pool C91417	3.50%	01/01/2032	2,351,895
9,641,814	Pool C91447	3.50%	05/01/2032	9,486,221
3,869,921	Pool C91596	3.00%	02/01/2033	3,756,570
1,698,425	Pool D98901	3.50%	01/01/2032	1,671,951
3,656,445	Pool D98923	3.50%	01/01/2032	3,599,456
4,890,733	Pool D99724	3.00%	11/01/2032	4,748,300
4,616,377	Pool G01840	5.00%	07/01/2035	4,729,633
1,051,495	Pool G04817	5.00%	09/01/2038	1,079,968
4,293,816	Pool G07801	4.00%	10/01/2044	4,154,208

26	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
9,313,873	Pool G07862	4.00%	01/01/2044	9,057,132
10,392,218	Pool G07905	4.00%	01/01/2042	10,129,490
20,734,334	Pool G08534	3.00%	06/01/2043	19,093,329
6,664,007	Pool G08537	3.00%	07/01/2043	6,135,894
11,989,772	Pool G08614	3.00%	11/01/2044	10,981,129
14,426,330	Pool G08619	3.00%	12/01/2044	13,202,268
18,604,063	Pool G08622	3.00%	01/01/2045	16,957,263
15,239,236	Pool G08653	3.00%	07/01/2045	13,868,961
8,861,324	Pool G08658	3.00%	08/01/2045	8,058,113
10,111,506	Pool G08670	3.00%	10/01/2045	9,178,229
118,413,300	Pool G08675	3.00%	11/01/2045	107,508,650
49,198,151	Pool G08680	3.00%	12/01/2045	44,636,840
20,451,639	Pool G08686	3.00%	01/01/2046	18,560,152
45,759,168	Pool G08692	3.00%	02/01/2046	41,517,492
14,537,473	Pool G08705	3.00%	05/01/2046	13,174,842
16,796,040	Pool G08715	3.00%	08/01/2046	15,211,236
869,097	Pool G08800	3.50%	02/01/2048	809,040
6,670,513	Pool G16072	3.00%	02/01/2032	6,512,103
20,282,165	Pool G60251	3.50%	10/01/2045	19,101,782
50,781,707	Pool G60393	3.50%	01/01/2046	47,826,672
3,590,362	Pool J22834	2.50%	03/01/2028	3,534,936
18,054,231	Pool Q13637	3.00%	11/01/2042	16,642,222
18,256,353	Pool Q13638	3.00%	11/01/2042	16,824,691
30,768,727	Pool Q16672	3.00%	03/01/2043	28,346,467
2,086,152	Pool Q23595	4.00%	12/01/2043	2,031,664
2,049,590	Pool Q24052	4.00%	01/01/2044	1,987,364
1,741,062	Pool Q24172	4.00%	01/01/2044	1,694,507
2,065,812	Pool Q24979	4.00%	02/01/2044	2,005,437
8,003,336	Pool Q31596	3.50%	02/01/2045	7,537,581
3,631,948	Pool Q32861	3.50%	04/01/2045	3,420,573
8,727,168	Pool Q32921	3.50%	04/01/2045	8,219,229
9,490,954	Pool Q39502	3.50%	03/01/2046	8,926,887
20,045,206	Pool Q44073	3.00%	09/01/2046	18,149,522
9,061,581	Pool QE2022	3.00%	05/01/2052	8,046,290
14,248,418	Pool QU7965	2.00%	09/01/2051	11,276,687
12,830,794	Pool QU7970	2.00%	09/01/2051	10,154,608
13,910,335	Pool RA2853	2.50%	06/01/2050	11,852,523
18,190,637	Pool RA4218	2.50%	12/01/2050	15,559,370
13,993,781	Pool RA4968	2.50%	04/01/2046	12,135,912
50,838,035	Pool RA5267	3.00%	05/01/2051	45,070,089
7,526,576	Pool RA7554	4.00%	06/01/2052	7,118,785
79,803,223	Pool RA7939	5.00%	09/01/2052	79,720,579
64,097,308	Pool RB5089	1.50%	12/01/2040	53,716,398
6,777,361	Pool RB5106	2.50%	03/01/2041	6,108,581
73,724,698	Pool RB5110	1.50%	05/01/2041	62,368,613
15,478,288	Pool RJ1071	6.00%	03/01/2054	16,048,861
27,448,088	Pool SD0699	2.00%	11/01/2050	22,748,083
39,064,982	Pool SD0715	2.00%	09/01/2051	32,457,823
56,134,129	Pool SD2120	3.00%	10/01/2051	49,994,883
32,487,433	Pool SD2386	3.50%	06/01/2052	29,932,832
51,874,408	Pool SD2692	4.50%	04/01/2053	50,716,238
19,858,533	Pool SD2759	5.50%	05/01/2053	20,265,727
24,834,886	Pool SD2839	3.00%	08/01/2052	22,078,275
14,908,226	Pool SD2971	2.50%	03/01/2052	12,788,289
27,251,158	Pool SD3011	3.00%	05/01/2052	24,211,786
12,161,239	Pool SD3033	5.50%	05/01/2053	12,549,684
58,688,617	Pool SD3093	2.50%	03/01/2052	50,134,501
47,056,459	Pool SD3454	5.50%	08/01/2053	47,922,732
17,929,821	Pool SD3530	6.00%	08/01/2053	18,530,389
21,358,496	Pool SD3912	5.50%	09/01/2053	21,796,677
35,836,470	Pool SD4701	6.00%	02/01/2054	37,082,677
25,310,969	Pool SD4794	6.50%	01/01/2054	26,923,487
39,376,462	Pool SD4887	6.00%	02/01/2054	40,798,424
22,384,430	Pool SD4888	6.00%	02/01/2054	23,164,583
45,077,934	Pool SD4965	5.50%	02/01/2054	46,138,516
14,274,846	Pool SD5141	6.00%	04/01/2054	14,708,744
15,435,130	Pool SD5366	6.00%	04/01/2054	15,975,522
29,865,091	Pool SD5603	5.50%	06/01/2054	30,567,788
10,249,586	Pool SD5617	6.00%	06/01/2054	10,642,938
48,697,581	Pool SD5814	6.00%	07/01/2054	50,471,195
28,201,153	Pool SD5964	5.50%	11/01/2053	28,833,281
21,354,305	Pool SD5968	6.00%	07/01/2054	22,111,936
167,241,786	Pool SD7534	2.50%	02/01/2051	144,435,547
13,933,803	Pool SD7535	2.50%	02/01/2051	12,002,102
20,419,240	Pool SD7564	5.00%	06/01/2053	20,561,106
18,614,781	Pool SD7565	5.50%	09/01/2053	19,072,339
53,362,326	Pool SD7568	5.50%	02/01/2054	54,630,961
79,915,890	Pool SD7569	6.00%	04/01/2054	83,048,486

Principal Amount $	Security Description	Rate	Maturity	Value $
72,543,548	Pool SD8152	3.00%	06/01/2051	64,147,394
2,703,711	Pool SD8168	3.00%	09/01/2051	2,388,539
7,318,318	Pool SD8169	3.50%	09/01/2051	6,716,280
22,314,867	Pool SD8372	5.50%	11/01/2053	22,583,081
37,757,535	Pool SE9043	2.00%	09/01/2051	29,882,517
24,348,835	Pool SL0312	6.00%	01/01/2055	25,448,523
36,283,487	Pool SL1124	6.00%	04/01/2055	37,310,392
73,541,606	Pool SL1142	5.50%	04/01/2055	75,272,098
27,292,277	Pool SL1712	6.00%	12/01/2054	28,016,406
901,238	Pool T60392	4.00%	10/01/2041	860,890
1,230,903	Pool T60681	4.00%	05/01/2042	1,180,418
5,046,017	Pool T60782	3.50%	07/01/2042	4,700,047
5,740,479	Pool T60853	3.50%	09/01/2042	5,346,918
5,463,723	Pool T60854	3.50%	09/01/2042	5,089,143
941,472	Pool T65110	3.50%	10/01/2042	879,270
5,671,344	Pool T65492	3.00%	06/01/2048	5,005,184
513,741	Pool T69016	5.00%	06/01/2041	509,820
8,959,246	Pool T69050	3.50%	05/01/2046	8,349,878
124,782	Pool U60299	4.00%	11/01/2040	121,432
123,587,637	Pool U69911	4.00%	04/01/2045	120,268,324
38,525,608	Pool U69913	3.50%	06/01/2043	36,358,052
1,087,437	Pool U99125	3.00%	01/01/2043	1,001,500
41,972,976	Pool V81821	3.00%	08/01/2045	38,290,029
12,399,397	Pool V82117	3.00%	12/01/2045	11,257,540
6,012,205	Pool V82248	3.50%	03/01/2046	5,579,190
10,500,000	Pool WN1221	4.80%	12/01/2029	10,690,164
19,180,000	Pool WN1240	4.40%	12/01/2029	19,220,913
40,000,000	Pool WN2184	2.50%	04/01/2032	35,872,190
23,230,000	Pool WN2311	4.80%	01/01/2030	23,649,178
44,782,197	Pool WN2358	4.30%	01/01/2030	44,861,070
21,490,189	Pool WN2396	4.79%	03/01/2030	21,875,442
15,225,000	Pool WN2423	4.19%	06/01/2030	15,153,969
13,881,000	Pool WN2579	4.85%	03/01/2029	14,071,261
67,217,475	Pool Z40117	3.00%	04/01/2045	61,737,650
58,809,449	Pool Z40206	3.50%	02/01/2047	55,061,415
74,097,195	Pool Z40256	3.00%	12/01/2046	67,914,356
18,254,162	Pool Z40264	4.00%	11/01/2040	17,920,493
105,217,531	Pool Z40265	3.50%	08/01/2047	98,165,120
10,943,940	Pool ZS4706	3.00%	03/01/2047	9,896,817
5,626,215	Pool ZS4750	3.00%	01/01/2048	5,072,119
10,001,556	Pool ZS4778	4.00%	07/01/2048	9,615,956
8,268,499	Pool ZS4790	4.00%	09/01/2048	7,946,283
12,460,892	Pool ZT1827	3.00%	07/01/2047	11,269,240
245,180	Series 2519-ZD	5.50%	11/15/2032	252,001
131,853	Series 2596-ZL	5.00%	04/15/2033	133,905
9,709,482	Series 267-30	3.00%	08/15/2042	8,944,216
102,939	Series 2684-ZN	4.00%	10/15/2033	100,428
6,819,975	Series 274-30	3.00%	08/15/2042	6,233,406
580,528	Series 2750-ZT	5.00%	02/15/2034	590,963
27,231,436	Series 280-30	3.00%	09/15/2042	25,155,826
1,878,849	Series 2825-PZ	5.50%	07/15/2034	1,940,866
4,953,388	Series 284-300	3.00%	10/15/2042	4,621,140
1,071,965	Series 2898-JZ	5.00%	12/15/2034	1,091,393
2,821,423	Series 2899-AZ	5.00%	12/15/2034	2,891,615
1,355,025	Series 2909-Z	5.00%	12/15/2034	1,389,443
3,152,931	Series 2932-Z	5.00%	02/15/2035	3,240,489
1,130,554	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.01%(f)(g)	07/15/2035	90,728
730,198	Series 3030-SL (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.61%(f)(g)	09/15/2035	60,056
254,893	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.24%(f)(g)	10/15/2035	23,483
1,984,826	Series 3116-Z	5.50%	02/15/2036	2,050,112
285,103	Series 3117-ZN	4.50%	02/15/2036	285,470
976,024	Series 3174-PZ	5.00%	01/15/2036	996,693
240,350	Series 3187-JZ	5.00%	07/15/2036	247,664
704,033	Series 3188-ZK	5.00%	07/15/2036	723,402
1,074,930	Series 3203-SE (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.01%(f)(g)	08/15/2036	104,991
1,428,314	Series 3203-Z	5.00%	07/15/2036	1,458,018
4,134,115	Series 326-300Pool S0-7094	3.00%	03/15/2044	3,805,677

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	27

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,505,058	Series 3261-SA (-1 x 30 day avg SOFR US + 6.32%, 0.00% Floor, 6.43% Cap)	1.94%(f)(g)	01/15/2037	149,538
1,214,361	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.59%(f)(g)	02/15/2037	104,504
295,838	Series 3315-HZ	6.00%	05/15/2037	312,265
1,000,270	Series 3326-GS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.16%(f)(g)	06/15/2037	91,070
264,609	Series 3351-ZC	5.50%	07/15/2037	274,290
3,408,643	Series 3355-BI (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.56%(f)(g)	08/15/2037	323,504
174,079	Series 3369-Z	6.00%	09/15/2037	183,728
477,225	Series 3405-ZG	5.50%	01/15/2038	495,631
132,268	Series 3417-SI (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	1.69%(f)(g)	02/15/2038	10,522
583,913	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.16%(f)(g)	03/15/2038	42,732
95,885	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.16%(f)(g)	03/15/2038	6,894
138,963	Series 3451-S (-1 x 30 day avg SOFR US + 5.92%, 0.00% Floor, 6.03% Cap)	1.54%(f)(g)	02/15/2037	9,309
127,559	Series 3455-SC (-1 x 30 day avg SOFR US + 5.95%, 0.00% Floor, 6.06% Cap)	1.57%(f)(g)	06/15/2038	9,823
59,959	Series 3473-SM (-1 x 30 day avg SOFR US + 5.96%, 0.00% Floor, 6.07% Cap)	1.58%(f)(g)	07/15/2038	4,795
1,175,783	Series 3484-SE (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.36%(f)(g)	08/15/2038	88,240
1,662,359	Series 3519-SD (-1 x 30 day avg SOFR US + 5.44%, 0.00% Floor, 5.55% Cap)	1.06%(f)(g)	02/15/2038	129,509
510,002	Series 3524-LB	3.31%(b)	06/15/2038	492,801
60,139	Series 3530-GZ	4.50%(i)	05/15/2039	58,988
1,483,668	Series 3541-EI (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.26%(f)(g)	06/15/2039	167,532
107,879	Series 3545-SA (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.66%(f)(g)	06/15/2039	9,122
44,877	Series 3549-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	1.31%(f)(g)	07/15/2039	3,817
28,383,638	Series 357-200Pool S0-7745	2.00%	09/15/2047	24,621,658
1,831,077	Series 3577-LS (-1 x 30 day avg SOFR US + 7.09%, 0.00% Floor, 7.20% Cap)	2.71%(f)(g)	08/15/2035	217,107
628,647	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.51%(f)(g)	10/15/2049	52,672
576,664	Series 3583-GB	4.50%	10/15/2039	580,910
755,236	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.86%(f)(g)	03/15/2032	31,198
1,719,896	Series 3626-AZ	5.50%	08/15/2036	1,782,982
2,166,532	Series 3654-ZB	5.50%	11/15/2037	2,243,739
253,001	Series 3667-SBPool 3667 (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.96%(f)(g)	05/15/2040	21,194

Principal Amount $	Security Description	Rate	Maturity	Value $
29,106,942	Series 367-C28	3.00%(f)	07/15/2050	4,890,884
1,688,505	Series 3702-SG (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.56%(f)(g)	08/15/2032	101,948
1,227,727	Series 3704-EI	5.00%(f)	12/15/2036	130,916
963,023	Series 3712-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	2.65%(g)	08/15/2040	1,091,520
1,434,386	Series 3724-CM	5.50%	06/15/2037	1,505,878
4,661,668	Series 3726-SA (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.56%(f)(g)	09/15/2040	459,886
186,682	Series 3741-SC (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	1.03%(g)	10/15/2040	146,373
4,674,509	Series 3752-BS (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	1.06%(g)	11/15/2040	3,912,904
1,109,694	Series 3771-AL	4.00%	12/15/2030	1,111,049
2,632,869	Series 3779-BY	3.50%	12/15/2030	2,600,970
3,134,544	Series 3779-LB	4.00%	12/15/2030	3,120,038
712,337	Series 3779-YA	3.50%	12/15/2030	703,706
2,593,874	Series 3783-AC	4.00%	01/15/2031	2,597,050
2,984,617	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.53%(g)	01/15/2041	2,367,264
2,222,464	Series 3788-AY	3.50%	01/15/2031	2,187,341
435,152	Series 3790-Z	4.00%	01/15/2041	421,614
1,065,930	Series 3803-ZM	4.00%	02/15/2041	1,032,789
10,340,851	Series 3806-CZ	5.50%	07/15/2034	10,672,622
2,644,710	Series 3812-EY	3.50%	02/15/2031	2,602,663
1,208,882	Series 3818-CZ	4.50%	03/15/2041	1,198,797
3,350,433	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00%(g)	02/15/2041	2,836,634
5,778,047	Series 3843-PZ	5.00%	04/15/2041	5,904,092
82,558,283	Series 386-C19	2.50%(f)	03/15/2052	14,284,250
152,488,970	Series 386-C4	2.50%(f)	08/15/2051	25,243,628
96,133,648	Series 386-C6	2.50%(f)	12/15/2050	15,695,636
2,799,467	Series 3870-PB	4.50%	06/15/2041	2,821,342
3,793,564	Series 3872-BA	4.00%	06/15/2041	3,748,448
1,925,965	Series 3877-EY	4.50%	06/15/2041	1,922,486
787,005	Series 3877-GY	4.50%	06/15/2041	785,177
1,665,195	Series 3900-SB (-1 x 30 day avg SOFR US + 5.86%, 0.00% Floor, 5.97% Cap)	1.48%(f)(g)	07/15/2041	146,631
1,518,904	Series 3910-ZE	5.00%	10/15/2034	1,547,963
2,729,577	Series 3919-KL	4.50%	09/15/2041	2,746,649
8,920,997	Series 3919-ZJ	4.00%	09/15/2041	8,721,612
540,112	Series 3942-JZ	4.00%	10/15/2041	522,815
3,338,628	Series 3944-AZ	4.00%	10/15/2041	3,232,850
1,454,946	Series 3946-SM (-3 x 30 day avg SOFR US + 14.36%, 0.00% Floor, 14.70% Cap)	1.24%(g)	10/15/2041	1,237,138
6,672,782	Series 3969-AB	4.00%	10/15/2033	6,629,791
1,403,903	Series 3982-AZ	3.50%	01/15/2042	1,319,666
2,068,150	Series 3999-EZ	4.00%	02/15/2042	2,006,939
76,700	Series 4050-ND	2.50%	09/15/2041	76,213
2,663,356	Series 4121-AV	3.00%	12/15/2035	2,625,423
10,166,986	Series 4183-ZB	3.00%(i)	03/15/2043	8,346,597
3,621,338	Series 4186-ZJ	3.00%(i)	03/15/2033	3,429,183
40,143,373	Series 4212-US (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)	0.04%(g)	06/15/2043	28,092,136
19,309,604	Series 4223-US (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.43% Cap)	0.04%(g)	07/15/2043	12,873,867
8,852,526	Series 4249-CS (-1 x 30 day avg SOFR US + 4.56%, 0.00% Floor, 4.65% Cap)	1.30%(g)	09/15/2043	6,867,729
7,129,852	Series 4341-ZA	3.00%	05/15/2044	6,562,474
1,083,039	Series 4379-KA	3.00%	08/15/2044	1,032,728

28	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
32,576,785	Series 4384-ZY	3.00%(i)	09/15/2044	29,844,733
14,687,910	Series 4390-CZ	3.50%(i)	09/15/2054	12,668,531
5,099,762	Series 4427-PS (-1 x 30 day avg SOFR US + 5.49%, 0.00% Floor, 5.60% Cap)	1.11%(f)(g)	07/15/2044	315,621
636,150	Series 4438-B	3.00%	10/15/2043	621,510
11,809,048	Series 4441-VZ	3.00%(i)	02/15/2045	10,458,794
3,759,294	Series 4471-BA	3.00%	12/15/2041	3,732,687
3,268,915	Series 4471-BC	3.00%	12/15/2041	3,245,779
4,046,536	Series 4500-GO	0.00%(j)	08/15/2045	3,272,163
7,456,389	Series 4504-CA	3.00%	04/15/2044	7,254,281
24,512,115	Series 4543-HG	2.70%	04/15/2044	23,661,297
12,175,999	Series 4632-MH	4.00%	11/15/2056	11,451,711
4,719,786	Series 4744-JA	3.00%	09/15/2047	4,356,910
4,177,772	Series 4744-KA	3.00%	08/15/2046	4,038,479
9,599,129	Series 4746-ZN	3.50%	12/15/2047	8,928,900
21,534,000	Series 4759-NL	3.00%	02/15/2048	19,240,108
7,043,882	Series 4776-YP	3.50%	02/15/2048	6,423,838
23,064,871	Series 4778-DZ	4.00%	04/15/2048	22,038,789
4,844,928	Series 4791-IO	3.00%(f)	05/15/2048	691,928
24,117,859	Series 4791-JT	3.00%	05/15/2048	21,788,479
3,882,613	Series 4791-LI	3.00%(f)	05/15/2048	586,122
3,882,613	Series 4791-LO	0.00%(j)	05/15/2048	2,980,648
15,628,801	Series 4791-PO	0.00%(j)	05/15/2048	12,446,446
10,177,876	Series 4792-A	3.00%	05/15/2048	9,194,495
6,685,775	Series 4793-C	3.00%	06/15/2048	6,052,876
6,321,518	Series 4795-AO	0.00%(j)	05/15/2048	4,855,456
5,442,644	Series 4801-OG	0.00%(j)	06/15/2048	4,397,613
19,860,917	Series 4857-J	3.40%	01/15/2049	18,808,352
8,569,656	Series 4901-BD	3.00%	07/25/2049	8,141,105
16,941,995	Series 4924-ST (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	08/25/2048	1,747,536
9,658,663	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.68%(f)(g)	07/25/2050	1,439,905
34,310,507	Series 5007-IP	3.00%(f)	07/25/2050	5,870,408
14,937,823	Series 5010-KI	3.00%(f)	09/25/2050	2,264,629
11,183,439	Series 5023-YI	3.00%(f)	10/25/2050	2,064,708
52,082,390	Series 5040-GI	2.00%(f)	11/25/2050	6,525,976
28,439,783	Series 5050-BN	3.00%	11/25/2050	25,196,083
27,744,203	Series 5053-AI	3.00%(f)	11/25/2050	4,995,793
9,248,067	Series 5053-PI	3.00%(f)	11/25/2050	1,665,264
19,623,360	Series 5059-HI	3.00%(f)	09/25/2050	3,220,466
22,296,193	Series 5059-ID	3.00%(f)	01/25/2051	3,471,936
10,739,422	Series 5060-LT	2.00%	05/25/2050	8,966,225
5,414,675	Series 5062-PA	1.25%	01/25/2051	4,089,333
13,933,682	Series 5071-FP (30 day avg SOFR US + 0.70%, 0.70% Floor, 4.00% Cap)	4.00%	02/25/2051	11,316,972
26,085,811	Series 5077-CI	3.50%(f)	02/25/2051	4,783,034
11,305,370	Series 5081-MI	2.50%(f)	03/25/2051	1,824,762
35,605,610	Series 5083-IH	2.50%(f)	03/25/2051	5,766,763
10,428,278	Series 5086-IB	3.00%(f)	03/25/2051	1,853,903
13,032,098	Series 5086-IK	3.00%(f)	03/25/2051	2,251,129
6,805,314	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%(f)(g)	06/25/2051	19,707
14,609,017	Series 5117-D	2.00%	06/25/2051	13,097,736
16,026,472	Series 5118-PI	3.00%(f)	03/25/2051	2,587,969
94,580,873	Series 5129-GI	3.00%(f)	08/25/2050	17,161,293
60,457,647	Series 5130-IO	3.50%(f)	08/25/2051	12,921,220
29,138,619	Series 5140-AI	3.50%(f)	09/25/2051	5,504,442
10,015,656	Series 5140-B	2.00%	05/25/2040	9,030,706
30,899,030	Series 5140-HI	2.00%(f)	08/25/2046	2,838,651
22,919,306	Series 5142-IP	3.00%(f)	09/25/2051	4,066,162
33,867,266	Series 5145-SB (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	09/25/2051	100,714
14,453,721	Series 5149-CI	3.00%(f)	12/25/2043	2,000,354
19,634,317	Series 5150-AB	2.00%	04/25/2049	16,380,496
37,089,365	Series 5157-EI	3.00%(f)	10/25/2051	5,114,486
12,706,062	Series 5157-P	1.50%	10/25/2051	10,504,341
8,406,131	Series 5159-CD	1.50%	07/25/2041	7,501,263
15,633,706	Series 5159-DI	3.00%(f)	04/25/2048	2,524,603
27,367,496	Series 5159-UI	3.50%(f)	08/25/2050	5,120,335

Principal Amount $	Security Description	Rate	Maturity	Value $
39,871,060	Series 5160-S (-1 x 30 day avg SOFR US + 3.74%, 0.00% Floor, 3.74% Cap)	0.00%(f)(g)	08/25/2050	1,116,892
19,638,847	Series 5160-ZY	3.00%(i)	10/25/2050	14,274,948
26,635,885	Series 5171-GI	3.00%(f)	12/25/2051	4,418,853
27,123,376	Series 5176-D	2.50%	01/25/2051	23,473,785
22,768,211	Series 5181-IL	3.00%(f)	01/25/2052	3,719,984
13,602,072	Series 5187-LA	2.50%	10/25/2049	12,144,647
18,529,973	Series 5196-PE	2.00%	02/25/2052	16,405,482
20,359,957	Series 5202-DB	3.00%	05/25/2048	18,654,894
16,875,169	Series 5202-HA	2.50%	09/25/2048	15,197,167
55,605,153	Series 5209-IO	3.00%(f)	10/25/2051	9,583,720
22,970,411	Series 5236-YI	2.50%(f)	06/25/2049	2,734,752
64,592,816	Series 5279-IO	3.00%(f)	03/25/2051	10,482,820
71,985,917	Series 5321-PO	0.00%(j)	08/25/2050	51,697,521
12,371,346	Series 5326-KO	0.00%(j)	09/25/2050	8,877,247
33,553,204	Series 5326-MO	0.00%(j)	09/25/2050	23,345,326
15,397,913	Series 5326-OP	0.00%(j)	09/25/2050	11,053,983
26,934,088	Series 5326-UO	0.00%(j)	10/25/2050	18,078,211
23,453,588	Series 5334-PO	0.00%(j)	12/25/2050	17,453,881
11,867,354	Series 5352-LO	0.00%(j)	10/15/2046	9,129,540
17,914,325	Series 5365-PO	0.00%(j)	02/25/2037	14,795,441
18,563,520	Series 5377-IO	2.50%(f)	12/25/2051	2,406,077
17,349,740	Series 5400-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.46%	04/25/2054	17,398,319
28,861,220	Series 5430-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.46%	07/25/2054	28,942,034
24,092,366	Series 5439-FJ (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.46%	08/25/2054	24,158,193
40,804,523	Series 5452-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.61%	09/25/2054	40,955,695
34,539,109	Series 5469-F (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	5.46%	09/25/2054	34,530,571
43,644,241	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	11/25/2054	43,751,056
33,994,722	Series 5471-FM (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.76%	11/25/2054	34,250,984
39,243,202	Series 5473-FP (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.66%	11/25/2054	39,440,442
37,704,310	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.71%	02/25/2054	37,941,199
63,964,389	Series 5478-FE (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.81%	02/25/2054	64,526,822
23,119,659	Series 5479-FB (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.76%	12/25/2054	23,293,930
29,730,487	Series 5481-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	12/25/2054	29,933,588
20,285,206	Series 5515-FB (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.76%	03/25/2055	20,450,222
42,351,894	Series 5515-FM (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.71%	03/25/2055	42,631,815
19,181,361	Series 5527-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	09/25/2054	19,221,638

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	29

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
27,435,264	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	09/25/2054	27,492,872
21,583,613	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	05/25/2054	21,636,868
27,066,011	Series 5543-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	06/25/2055	27,365,399
37,946,534	Series 5543-FG (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	06/25/2055	38,368,416
40,089,804	Series 5543-FM (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	06/25/2055	40,535,467
	Federal National Mortgage Association
56,794,609	Pool 310233	3.50%	03/01/2044	53,534,239
13,714,406	Pool 387898	3.71%	08/01/2030	13,371,691
2,159,816	Pool 555743	5.00%	09/01/2033	2,188,215
1,670,994	Pool 735382	5.00%	04/01/2035	1,709,979
2,829,246	Pool 735402	5.00%	04/01/2035	2,895,254
1,880,846	Pool 735484	5.00%	05/01/2035	1,924,732
775,079	Pool 735667	5.00%	07/01/2035	786,517
655,040	Pool 735893	5.00%	10/01/2035	670,873
1,618,057	Pool 745275	5.00%	02/01/2036	1,657,838
69,662	Pool 888695	5.00%	08/01/2037	71,463
368,949	Pool 888968	5.00%	08/01/2035	377,557
3,290,342	Pool 890549	4.00%	11/01/2043	3,200,895
4,236,092	Pool 890565	3.00%	11/01/2043	3,899,256
247,763	Pool 931104	5.00%	05/01/2039	252,302
50,270	Pool 975116	5.00%	05/01/2038	51,570
672,094	Pool 986864	6.50%	08/01/2038	712,205
435,407	Pool 987316	6.50%	09/01/2038	460,320
3,018,895	Pool 995203	5.00%	07/01/2035	3,063,432
5,124,596	Pool 995849	5.00%	08/01/2036	5,193,096
3,536,132	Pool AB2123	4.00%	01/01/2031	3,522,577
195,295	Pool AB3713	4.00%	10/01/2031	193,463
1,976,134	Pool AB3796	3.50%	11/01/2031	1,943,888
640,242	Pool AB3850	4.00%	11/01/2041	612,421
498,004	Pool AB3923	4.00%	11/01/2041	475,124
7,217,159	Pool AB4167	3.50%	01/01/2032	7,095,521
5,854,306	Pool AB4261	3.50%	01/01/2032	5,755,634
1,122,627	Pool AB5084	3.50%	05/01/2032	1,103,502
2,713,313	Pool AB5156	3.50%	05/01/2032	2,665,174
3,773,603	Pool AB5212	3.50%	05/01/2032	3,708,623
2,481,240	Pool AB5243	4.00%	05/01/2042	2,367,252
5,437,958	Pool AB5911	3.00%	08/01/2032	5,285,790
2,436,816	Pool AB6280	3.00%	09/01/2042	2,241,536
2,883,331	Pool AB6349	3.00%	10/01/2032	2,797,790
7,790,492	Pool AB6750	3.00%	10/01/2032	7,557,430
4,342,945	Pool AB6751	3.00%	10/01/2032	4,210,932
25,819,582	Pool AB6854	3.00%	11/01/2042	23,763,598
20,277,376	Pool AB7077	3.00%	11/01/2042	18,666,953
8,084,283	Pool AB7776	3.00%	02/01/2043	7,436,387
9,312,620	Pool AB7877	3.00%	02/01/2043	8,566,284
3,541,128	Pool AB8418	3.00%	02/01/2033	3,428,893
5,873,880	Pool AB8520	3.00%	02/01/2033	5,685,266
7,665,101	Pool AB8703	3.00%	03/01/2038	7,233,314
2,701,000	Pool AB8858	3.00%	04/01/2033	2,617,557
6,683,654	Pool AB9020	3.00%	04/01/2038	6,307,146
4,527,987	Pool AB9197	3.00%	05/01/2033	4,372,931
2,611,073	Pool AB9409	3.00%	05/01/2033	2,525,050
70,927	Pool AD2177	4.50%	06/01/2030	71,026
240,410	Pool AD6438	5.00%	06/01/2040	246,337
138,294	Pool AD7859	5.00%	06/01/2040	141,704
2,071,321	Pool AH0607	4.00%	12/01/2040	2,020,810
105,238	Pool AH1140	4.50%	12/01/2040	103,287
1,535,815	Pool AH4437	4.00%	01/01/2041	1,469,090
352,240	Pool AH7309	4.00%	02/01/2031	350,379
85,481	Pool AH9323	4.00%	04/01/2026	85,168
725,713	Pool AJ1265	4.00%	09/01/2041	701,792
50,158	Pool AJ1399	4.00%	09/01/2041	47,853
1,370,976	Pool AJ1467	4.00%	10/01/2041	1,311,403
1,306,907	Pool AJ3392	4.00%	10/01/2041	1,250,134
1,004,220	Pool AJ3854	4.00%	10/01/2041	958,085

Principal Amount $	Security Description	Rate	Maturity	Value $
4,376,426	Pool AJ4118	4.00%	11/01/2041	4,186,289
1,204,585	Pool AJ4131	4.00%	10/01/2041	1,149,254
1,651,078	Pool AJ7677	3.50%	12/01/2041	1,540,107
912,405	Pool AJ8334	4.00%	12/01/2041	870,487
5,336,054	Pool AK0713	3.50%	01/01/2032	5,248,998
1,100,282	Pool AK4039	4.00%	02/01/2042	1,049,730
2,250,855	Pool AK4763	4.00%	02/01/2042	2,153,055
1,022,883	Pool AK9438	4.00%	03/01/2042	975,900
1,561,157	Pool AK9439	4.00%	03/01/2042	1,489,459
425,556	Pool AK9446	4.50%	03/01/2042	423,179
20,519,686	Pool AL3883	3.00%	07/01/2043	18,875,294
33,523	Pool AL4292	4.50%	04/01/2026	33,486
3,298,190	Pool AL4312	4.00%	10/01/2043	3,205,796
8,169,710	Pool AL6075	3.50%	09/01/2053	7,411,177
14,642,651	Pool AL6076	3.00%	06/01/2053	12,913,794
18,847,574	Pool AL6141	4.00%	04/01/2042	18,346,993
18,356,346	Pool AL6325	3.00%	10/01/2044	16,877,412
5,655,952	Pool AL6486	4.50%	02/01/2045	5,616,811
16,696,663	Pool AL6538	4.50%	06/01/2044	16,720,318
18,039,754	Pool AL8304	3.50%	03/01/2046	16,969,387
8,700,077	Pool AL9220	3.00%	06/01/2045	8,002,006
9,383,025	Pool AL9445	3.00%	07/01/2031	9,191,578
23,338,184	Pool AM8510	3.15%	05/01/2035	21,066,730
25,418,390	Pool AM8950	3.14%	06/01/2040	23,098,525
4,051,716	Pool AN5480	3.43%	06/01/2037	3,801,307
217,500,000	Pool AN6680	3.37%	11/01/2047	176,327,291
9,891,938	Pool AN7452	3.12%	11/01/2032	9,223,652
20,259,435	Pool AN8121	3.16%	01/01/2035	18,427,945
3,663,688	Pool AN9452	3.75%	06/01/2030	3,528,415
3,319,274	Pool AO2980	4.00%	05/01/2042	3,166,815
11,312,934	Pool AP4787	3.50%	09/01/2042	10,524,470
9,235,421	Pool AP4789	3.50%	09/01/2042	8,591,699
4,876,774	Pool AQ5541	3.00%	12/01/2042	4,486,391
4,942,129	Pool AR9856	3.00%	04/01/2043	4,548,103
4,730,814	Pool AS1927	4.50%	03/01/2044	4,701,978
5,683,019	Pool AS2038	4.50%	03/01/2044	5,655,401
3,137,965	Pool AS2517	4.50%	05/01/2044	3,116,252
1,439,172	Pool AS2551	4.50%	06/01/2044	1,430,677
1,670,049	Pool AS2765	4.50%	07/01/2044	1,658,815
6,825,959	Pool AS3201	3.00%	08/01/2034	6,542,560
3,145,780	Pool AS3456	3.00%	10/01/2034	3,007,605
6,400,400	Pool AS3666	3.00%	10/01/2034	6,102,095
23,757,786	Pool AS3961	3.00%	12/01/2044	21,698,455
9,764,722	Pool AS4154	3.00%	12/01/2044	8,897,179
5,259,722	Pool AS4212	3.00%	01/01/2035	5,014,838
7,908,666	Pool AS4281	3.00%	01/01/2035	7,533,534
7,104,325	Pool AS4345	3.50%	01/01/2045	6,690,180
7,975,876	Pool AS4360	3.00%	01/01/2035	7,596,791
8,317,701	Pool AS4779	3.00%	04/01/2035	7,911,267
6,923,315	Pool AS4780	3.00%	04/01/2035	6,588,755
8,743,466	Pool AS4840	3.00%	04/01/2035	8,321,033
5,889,538	Pool AS4881	3.00%	05/01/2035	5,601,908
11,752,399	Pool AS7473	3.00%	07/01/2046	10,388,301
23,129,009	Pool AS7661	3.00%	08/01/2046	20,444,231
15,717,976	Pool AS8056	3.00%	10/01/2046	14,214,262
21,757,207	Pool AS8111	3.00%	10/01/2041	20,002,948
13,571,380	Pool AS8269	3.00%	11/01/2046	12,273,036
12,187,092	Pool AS8306	3.00%	11/01/2041	11,223,338
13,986,030	Pool AS8356	3.00%	11/01/2046	12,362,595
11,503,703	Pool AX9696	3.00%	07/01/2045	10,168,488
13,031,669	Pool AY3974	3.00%	03/01/2045	11,845,470
5,493,670	Pool AY4295	3.00%	02/01/2045	4,890,014
392,012	Pool AY4296	3.00%	01/01/2045	346,499
2,569,331	Pool AY5471	3.00%	03/01/2045	2,271,058
4,433,993	Pool AZ0576	3.50%	04/01/2042	4,138,744
7,027,100	Pool BC0785	3.50%	04/01/2046	6,581,090
13,179,176	Pool BC9003	3.00%	11/01/2046	11,918,370
63,476,764	Pool BF0314	3.00%	01/01/2053	57,423,374
55,079,064	Pool BF0353	3.00%	05/01/2053	49,825,871
27,669,652	Pool BF0391	3.00%	09/01/2053	25,030,806
19,396,571	Pool BK8257	1.50%	12/01/2050	14,564,118
15,234,965	Pool BK8267	2.50%	12/01/2050	13,101,914
9,000,000	Pool BL0357	3.89%	10/01/2038	8,161,184
43,362,892	Pool BL0870	4.28%	12/01/2048	38,575,678
4,891,612	Pool BL2303	3.36%	05/01/2031	4,691,595
8,860,000	Pool BL4038	2.98%	09/01/2034	7,974,239
8,190,000	Pool BL5840	2.73%	02/01/2035	6,966,062
6,194,164	Pool BL6639	2.66%	05/01/2050	4,851,509
16,081,639	Pool BL6689	2.19%	05/01/2032	14,241,156

30	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
36,378,754	Pool BL7110	1.76%	07/01/2035	29,331,569
3,568,101	Pool BL7331	2.23%	07/01/2040	2,588,639
20,400,000	Pool BL7424	1.65%	08/01/2035	16,116,775
40,000,000	Pool BL8165	1.35%	09/01/2032	33,440,028
31,335,916	Pool BL8269	1.51%	09/01/2035	24,714,750
17,000,000	Pool BL8977	1.20%	11/01/2030	14,719,602
10,413,140	Pool BL9284	2.23%	12/01/2050	7,496,420
53,000,000	Pool BL9576	2.24%	12/01/2050	36,469,783
15,382,524	Pool BM5299	3.00%	12/01/2046	13,911,527
23,898,444	Pool BM5633	3.00%	07/01/2047	21,612,850
3,573,243	Pool BM5834	3.00%	04/01/2048	3,158,588
42,350,438	Pool BM6779	2.00%	08/01/2051	33,517,894
156,006,573	Pool BM6831	1.92%(b)	10/01/2033	130,701,112
76,639,762	Pool BM6857	1.83%(b)	12/01/2031	67,040,365
14,464,846	Pool BM6925 (30 day avg SOFR US + 2.22%, 2.22% Floor, 7.29% Cap)	2.29%	04/01/2052	13,219,066
19,498,386	Pool BM7154 (30 day avg SOFR US + 2.29%, 2.29% Floor, 9.72% Cap)	4.72%	03/01/2053	19,541,017
24,201,130	Pool BM7164 (30 day avg SOFR US + 2.27%, 2.27% Floor, 9.54% Cap)	4.54%	03/01/2053	24,155,419
7,824,748	Pool BQ6432	2.00%	08/01/2051	6,183,159
14,917,977	Pool BQ6564	2.00%	09/01/2051	11,788,178
26,351,003	Pool BR2290 (30 day avg SOFR US + 2.12%, 2.12% Floor, 7.01% Cap)	2.01%	08/01/2051	23,987,143
5,592,000	Pool BS2500	1.81%	06/01/2030	5,036,272
3,000,000	Pool BS2580	2.15%	08/01/2033	2,552,748
9,975,000	Pool BS2834	2.24%	08/01/2041	7,034,946
34,043,000	Pool BS3101	1.91%	09/01/2033	28,646,478
2,592,604	Pool BS3163	1.75%	08/01/2030	2,322,756
19,880,000	Pool BS3192	2.03%	09/01/2036	15,498,924
16,125,000	Pool BS3314	1.83%	10/01/2033	13,525,193
25,042,000	Pool BS3426	1.76%	11/01/2031	21,571,675
12,048,000	Pool BS3431	1.83%	11/01/2033	10,038,663
6,536,000	Pool BS3434	1.83%	11/01/2033	5,445,942
32,694,000	Pool BS3442	2.12%	10/01/2036	25,685,997
7,339,000	Pool BS3955	2.30%	12/01/2036	5,864,322
48,972,000	Pool BS4111	1.98%	01/01/2032	43,084,929
46,000,000	Pool BS4125	2.32%	12/01/2031	41,264,751
20,366,154	Pool BS4177	1.94%	12/01/2031	17,992,634
12,500,000	Pool BS4213	2.46%	12/01/2036	10,375,814
18,199,000	Pool BS4225	2.36%	01/01/2037	14,744,710
19,738,776	Pool BS4273	1.93%	12/01/2031	17,397,638
33,675,000	Pool BS4276	2.03%	01/01/2032	29,799,502
51,025,000	Pool BS4306	1.92%	01/01/2032	44,122,941
26,742,164	Pool BS4319	2.35%	01/01/2039	21,126,663
30,761,000	Pool BS4333	1.89%	01/01/2032	26,787,038
12,000,000	Pool BS4334	2.01%	01/01/2034	9,971,833
17,599,332	Pool BS4359	1.99%	01/01/2032	15,598,774
53,950,000	Pool BS4453	1.96%	01/01/2032	47,177,733
51,688,000	Pool BS4524	2.02%	01/01/2032	45,118,149
41,850,000	Pool BS4736	2.00%	02/01/2032	36,284,376
24,500,000	Pool BS4737	2.00%	02/01/2032	21,241,750
20,155,000	Pool BS4951	2.63%	04/01/2032	18,128,448
10,900,431	Pool BS5636	3.72%	06/01/2032	10,502,210
6,651,063	Pool BS5685	4.20%	05/01/2052	5,953,799
8,665,000	Pool BS6102	4.10%	08/01/2032	8,511,960
4,200,000	Pool BS6131	3.89%	07/01/2032	4,056,654
3,600,000	Pool BS6419	3.89%	09/01/2032	3,497,140
24,762,678	Pool BS6649	3.89%	10/01/2032	23,950,636
159,468,000	Pool BS6912	4.33%	12/01/2032	157,388,724
4,131,000	Pool BS7305	5.22%	01/01/2032	4,307,012
7,863,000	Pool BS7410	5.48%	01/01/2033	8,226,413
3,250,044	Pool BS7503	4.87%	04/01/2031	3,341,891
10,467,000	Pool BS8014	4.84%	03/01/2033	10,691,514
8,333,000	Pool BS8657	5.10%	06/01/2030	8,591,169
5,521,461	Pool BS8987	5.15%	07/01/2040	5,660,164
18,222,664	Pool BS9321	5.27%	08/01/2040	18,869,008
1,510,557	Pool BT6556	2.00%	07/01/2051	1,193,626
9,708,224	Pool BV8021	4.50%	08/01/2052	9,469,876
16,101,891	Pool BV8479	3.00%	04/01/2052	14,302,629
31,636,350	Pool BV9869	3.00%	05/01/2052	27,847,102
10,550,000	Pool BZ0079	5.21%	01/01/2034	11,085,721
27,755,000	Pool BZ0115	5.27%	12/01/2033	29,253,154

Principal Amount $	Security Description	Rate	Maturity	Value $
14,016,000	Pool BZ0452	5.36%	02/01/2054	13,996,824
138,103,000	Pool BZ1178	5.81%	06/01/2031	143,778,290
49,221,000	Pool BZ2148	4.40%	10/01/2029	49,377,934
21,450,000	Pool BZ2151	4.40%	10/01/2029	21,518,390
16,000,000	Pool BZ3061	5.26%	02/01/2030	16,448,273
6,489,981	Pool CA0862	3.50%	09/01/2047	6,055,862
3,571,507	Pool CA3898	3.00%	07/01/2034	3,471,774
3,665,456	Pool CA4413	3.00%	10/01/2049	3,235,415
32,176,384	Pool CA7235	2.50%	10/01/2050	27,565,713
10,442,483	Pool CA7671	2.50%	11/01/2040	9,464,722
17,955,296	Pool CA7789	2.50%	11/01/2040	16,147,522
13,788,767	Pool CB0189	3.00%	04/01/2051	12,279,881
13,160,276	Pool CB1055 (30 day avg SOFR US + 2.22%, 2.22% Floor, 6.86% Cap)	1.86%	07/01/2051	11,944,111
2,820,313	Pool CB1648	2.00%	09/01/2051	2,232,136
61,033,291	Pool CB3116	3.00%	03/01/2052	54,328,042
55,640,780	Pool CB3166	3.00%	03/01/2052	49,464,733
11,864,657	Pool CB3332	3.50%	04/01/2052	10,954,225
82,045,760	Pool CB4291	5.00%	08/01/2052	81,956,565
40,625,239	Pool CB4347	5.00%	08/01/2052	41,073,619
46,102,039	Pool CB4391	4.50%	08/01/2052	44,983,035
58,764,625	Pool CB5221	5.00%	12/01/2052	58,694,678
34,574,670	Pool CB7272	6.00%	10/01/2053	35,747,903
21,993,359	Pool CB7335	5.50%	10/01/2053	22,469,497
16,191,472	Pool CB7433	5.50%	11/01/2053	16,554,918
26,926,767	Pool CB7781	5.50%	01/01/2054	27,250,416
41,024,119	Pool CB7996	6.00%	02/01/2054	42,506,682
38,121,510	Pool CB8138	5.50%	03/01/2054	38,907,520
37,190,209	Pool CB8680	5.50%	06/01/2054	37,938,646
49,255,309	Pool CB8692	5.50%	06/01/2054	50,414,276
68,732,531	Pool CB8845	5.50%	07/01/2054	70,349,783
64,709,053	Pool CB8851	6.00%	07/01/2054	66,944,717
51,361,948	Pool CB8986	5.50%	08/01/2054	52,514,946
49,397,004	Pool CB9138	5.50%	09/01/2054	50,505,908
25,542,872	Pool CB9139	5.50%	09/01/2054	26,041,777
96,703,034	Pool CB9147	5.50%	09/01/2054	98,978,479
47,161,934	Pool CB9321	5.50%	10/01/2054	48,220,660
19,885,085	Pool CB9331	5.50%	10/01/2054	20,352,994
21,667,288	Pool FA0475	5.50%	12/01/2054	22,043,219
39,423,941	Pool FM1000	3.00%	04/01/2047	35,653,798
20,509,748	Pool FM4347	2.50%	09/01/2050	17,528,690
37,455,826	Pool FM4752	2.50%	11/01/2050	32,236,633
40,741,394	Pool FM4792	2.50%	11/01/2050	34,911,958
22,779,062	Pool FM4913	2.50%	11/01/2050	19,524,340
29,703,913	Pool FM5150	2.00%	12/01/2050	24,320,413
4,261,852	Pool FM6864	1.50%	04/01/2041	3,542,826
54,397,319	Pool FM7557	3.50%	03/01/2050	50,516,088
24,199,015	Pool FM8158	2.50%	07/01/2051	20,930,278
55,087,723	Pool FM8215	2.50%	03/01/2051	47,348,689
39,944,583	Pool FM8304	4.00%	07/01/2049	38,377,069
53,322,603	Pool FM8435	2.50%	09/01/2051	45,898,974
95,863,851	Pool FM8533	2.50%	03/01/2051	82,573,395
60,084,971	Pool FM8769	2.50%	09/01/2051	51,684,481
31,886,581	Pool FM8780	2.50%	09/01/2051	27,312,584
9,176,605	Pool FM9422	2.00%	01/01/2051	7,477,998
26,066,117	Pool FM9490	2.00%	11/01/2051	21,427,503
33,306,501	Pool FP0043	2.00%	10/01/2050	27,123,828
28,750,884	Pool FP0088	2.00%	10/01/2051	23,365,939
10,231,585	Pool FP0107	3.50%	06/01/2047	9,681,419
30,189,281	Pool FS0009	3.50%	11/01/2051	27,712,502
11,941,854	Pool FS0400	3.00%	01/01/2052	10,687,235
45,808,965	Pool FS1472	3.50%	11/01/2050	42,329,172
76,498,624	Pool FS2320	2.50%	04/01/2051	64,911,071
14,757,099	Pool FS2588	4.50%	08/01/2052	14,398,902
14,120,411	Pool FS2837	4.00%	09/01/2052	13,353,162
13,304,594	Pool FS5618	5.50%	08/01/2053	13,701,678
44,270,590	Pool FS5987	2.50%	04/01/2051	38,133,272
32,852,643	Pool FS6232	2.00%	03/01/2052	26,945,365
15,689,772	Pool FS6422	6.00%	11/01/2053	16,400,658
58,959,893	Pool FS6582	6.00%	12/01/2053	61,071,520
21,290,240	Pool FS6843	6.00%	01/01/2054	22,061,720
45,013,796	Pool FS7114	5.50%	02/01/2054	46,072,848
17,328,728	Pool FS7252	5.00%	11/01/2053	17,261,651
30,172,300	Pool FS8152	6.00%	06/01/2054	31,168,172
25,586,677	Pool FS8643	6.00%	07/01/2054	26,518,969
26,151,021	Pool FS8999	6.00%	08/01/2054	27,154,672
13,799,433	Pool FS9026	5.50%	09/01/2053	14,117,049
56,751,293	Pool FS9234	4.00%	04/01/2045	55,237,007

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	31

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
19,796,661	Pool FS9671	5.50%	11/01/2054	20,262,480
362,519	Pool MA0264	4.50%	12/01/2029	364,720
1,308,987	Pool MA0353	4.50%	03/01/2030	1,317,192
267,928	Pool MA0406	4.50%	05/01/2030	269,683
32,508	Pool MA0445	5.00%	06/01/2040	32,130
64,055	Pool MA0468	5.00%	07/01/2040	63,309
427,596	Pool MA0534	4.00%	10/01/2030	425,829
99,498	Pool MA0587	4.00%	12/01/2030	99,053
2,639,066	Pool MA0616	4.00%	01/01/2031	2,626,931
934,651	Pool MA0896	4.00%	11/01/2041	891,721
9,252,095	Pool MA0949	3.50%	01/01/2032	9,099,428
5,544,289	Pool MA1010	3.50%	03/01/2032	5,451,811
1,455,701	Pool MA1039	3.50%	04/01/2042	1,357,872
7,516,718	Pool MA1059	3.50%	05/01/2032	7,388,625
969,019	Pool MA1068	3.50%	05/01/2042	901,493
2,650,327	Pool MA1093	3.50%	06/01/2042	2,465,611
1,772,544	Pool MA1094	4.00%	06/01/2042	1,691,120
10,409,356	Pool MA1107	3.50%	07/01/2032	10,226,371
23,923,906	Pool MA1117	3.50%	07/01/2042	22,256,366
24,089,705	Pool MA1136	3.50%	08/01/2042	22,410,783
7,230,807	Pool MA1138	3.50%	08/01/2032	7,129,318
7,073,897	Pool MA1179	3.50%	09/01/2042	6,580,864
1,417,933	Pool MA1201	3.50%	10/01/2032	1,392,271
12,164,269	Pool MA1209	3.50%	10/01/2042	11,316,370
9,561,709	Pool MA1237	3.00%	11/01/2032	9,241,146
1,133,283	Pool MA1242	3.50%	11/01/2042	1,054,290
5,467,413	Pool MA1338	3.00%	02/01/2033	5,277,723
2,981,089	Pool MA1490	3.00%	07/01/2033	2,881,823
4,219,061	Pool MA2114	3.50%	12/01/2044	3,914,262
3,046,590	Pool MA2151	3.50%	01/01/2045	2,826,490
9,412,007	Pool MA2164	3.50%	02/01/2035	9,162,049
8,973,313	Pool MA2166	3.50%	02/01/2045	8,325,008
8,964,962	Pool MA2248	3.00%	04/01/2045	7,979,893
11,678,597	Pool MA2621	3.50%	05/01/2046	10,792,288
13,490,529	Pool MA2649	3.00%	06/01/2046	11,924,532
12,735,950	Pool MA2650	3.50%	06/01/2046	11,769,498
4,214,805	Pool MA2673	3.00%	07/01/2046	3,725,545
15,336,726	Pool MA2711	3.00%	08/01/2046	13,556,480
1,474,668	Pool MA2743	3.00%	09/01/2046	1,303,483
34,153,855	Pool MA2806	3.00%	11/01/2046	30,886,451
11,010,421	Pool MA2833	3.00%	12/01/2046	9,957,070
13,965,004	Pool MA2895	3.00%	02/01/2047	12,628,881
8,055,104	Pool MA3614	3.50%	03/01/2049	7,457,472
1,296,742	Pool MA3894	4.00%	09/01/2031	1,290,427
31,485,609	Pool MA4100	2.00%	08/01/2050	25,585,821
69,019,580	Pool MA4191	2.00%	11/01/2050	54,454,418
81,751,879	Pool MA4306	2.50%	04/01/2051	69,434,139
17,762,675	Pool MA5480	5.50%	09/01/2044	18,253,964
51,461,936	Pool MA5503	5.50%	10/01/2044	52,864,184
180,675	Series 2002-70-QZ	5.50%	11/25/2032	185,410
268,563	Series 2002-75-ZG	5.50%	11/25/2032	275,195
693,990	Series 2003-29-ZL	5.00%	04/25/2033	706,322
323,238	Series 2003-64-ZG	5.50%	07/25/2033	332,448
2,704,557	Series 2003-84-PZ	5.00%	09/25/2033	2,762,153
88,274	Series 2004-46-PJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	03/25/2034	359
811,361	Series 2004-51-XP (-1 x 30 day avg SOFR US + 7.59%, 0.00% Floor, 7.70% Cap)	3.23%(f)(g)	07/25/2034	94,226
0	Series 2005-107-EG	4.50%	01/25/2026	—
154,958	Series 2005-37-ZK	4.50%	05/25/2035	152,674
1,360,380	Series 2005-87-SG (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.23%(f)(g)	10/25/2035	117,460
1,239,087	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.11%(f)(g)	10/25/2036	156,303
522,110	Series 2006-123-LI (-1 x 30 day avg SOFR US + 6.21%, 0.00% Floor, 6.32% Cap)	1.85%(f)(g)	01/25/2037	62,723
221,740	Series 2006-16-HZ	5.50%	03/25/2036	229,044
1,858,438	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.28%(f)(g)	07/25/2036	168,879

Principal Amount $	Security Description	Rate	Maturity	Value $
219,930	Series 2006-93-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.13%(f)(g)	10/25/2036	16,330
2,606,054	Series 2007-109-VZ	5.00%	10/25/2035	2,650,199
331,983	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.78%(f)(g)	05/25/2037	27,830
2,047,626	Series 2007-14-PS (-1 x 30 day avg SOFR US + 6.70%, 0.00% Floor, 6.81% Cap)	2.34%(f)(g)	03/25/2037	257,223
1,020,294	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	1.97%(f)(g)	04/25/2037	124,066
108,371	Series 2007-30-SI (-1 x 30 day avg SOFR US + 6.00%, 0.00% Floor, 6.11% Cap)	1.64%(f)(g)	04/25/2037	8,465
886,172	Series 2007-32-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.63%(f)(g)	04/25/2037	78,537
821,834	Series 2007-57-SX (-1 x 30 day avg SOFR US + 6.51%, 0.00% Floor, 6.62% Cap)	2.15%(f)(g)	10/25/2036	89,275
1,482,983	Series 2007-60-VZ	6.00%	07/25/2037	1,558,075
667,539	Series 2007-71-GZ	6.00%	07/25/2047	709,235
1,055,808	Series 2007-75-ID (-1 x 30 day avg SOFR US + 5.76%, 0.00% Floor, 5.87% Cap)	1.40%(f)(g)	08/25/2037	120,387
158,873	Series 2007-9-SD (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.18%(f)(g)	03/25/2037	10,583
1,065,229	Series 2008-29-ZA	4.50%	04/25/2038	1,065,126
2,126,369	Series 2008-48-BE	5.00%	06/25/2034	2,169,427
218,760	Series 2008-48-SD (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	06/25/2037	18,104
281,933	Series 2008-5-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.78%(f)(g)	02/25/2038	20,766
93,340	Series 2008-53-LI (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.68%(f)(g)	07/25/2038	7,565
219,558	Series 2008-57-SE (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	02/25/2037	17,333
203,813	Series 2008-61-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	07/25/2038	9,546
177,195	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	07/25/2038	11,516
592,643	Series 2008-65-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	08/25/2038	58,837
140,910	Series 2008-81-LP	5.50%	09/25/2038	146,336
1,355,440	Series 2009-106-EZ	4.50%	01/25/2040	1,352,329
208,334	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.78%(f)(g)	01/25/2040	22,964
84,076	Series 2009-16-MZ	5.00%	03/25/2029	83,923
494,512	Series 2009-42-SI (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	06/25/2039	44,014
491,561	Series 2009-42-SX (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	06/25/2039	43,781

32	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
198,829	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.63%(f)(g)	07/25/2039	11,079
152,416	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.48%(f)(g)	07/25/2039	13,825
1,456,869	Series 2009-49-S (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.28%(f)(g)	07/25/2039	152,585
193,607	Series 2009-51-BZ	4.50%	07/25/2039	193,319
297,743	Series 2009-54-EZ	5.00%	07/25/2039	301,532
197,142	Series 2009-70-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	1.33%(f)(g)	09/25/2039	19,234
1,070,275	Series 2009-80-PM	4.50%	10/25/2039	1,067,176
994,894	Series 2009-83-Z	4.50%	10/25/2039	992,191
3,391,950	Series 2009-85-ES (-1 x 30 day avg SOFR US + 7.12%, 0.00% Floor, 7.23% Cap)	2.76%(f)(g)	01/25/2036	341,244
6,120,483	Series 2009-85-JS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.28%(f)(g)	10/25/2039	676,916
363,766	Series 2009-90-IB (-1 x 30 day avg SOFR US + 5.61%, 0.00% Floor, 5.72% Cap)	1.25%(f)(g)	04/25/2037	24,076
147,801	Series 2009-94-BC	5.00%	11/25/2039	150,496
1,529,207	Series 2010-10-SA (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.88%(f)(g)	02/25/2040	164,845
536,716	Series 2010-10-ZA	4.50%	02/25/2040	535,021
4,356,682	Series 2010-101-SA (-1 x 30 day avg SOFR US + 4.37%, 0.00% Floor, 4.48% Cap)	0.01%(f)(g)	09/25/2040	174,683
2,468,123	Series 2010-101-ZC	4.50%	09/25/2040	2,457,913
676,287	Series 2010-111-S (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.48%(f)(g)	10/25/2050	63,270
851,809	Series 2010-116-Z	4.00%	10/25/2040	825,550
177,750	Series 2010-117-SA (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.03%(f)(g)	10/25/2040	7,715
627,974	Series 2010-120-KD	4.00%	10/25/2040	607,136
5,071,904	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.03%(f)(g)	10/25/2040	198,600
242,685	Series 2010-126-SU (-11 x 30 day avg SOFR US + 53.74%, 0.00% Floor, 55.00% Cap)	5.83%(g)	11/25/2040	297,075
178,693	Series 2010-126-SX (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	1.59%(g)	11/25/2040	167,205
931,352	Series 2010-128-HZ	4.00%	11/25/2040	902,095
517,459	Series 2010-132-Z	4.50%	11/25/2040	514,658
76,150	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	1.59%(g)	12/25/2040	77,033
3,798,164	Series 2010-142-AZ	4.00%	12/25/2040	3,690,479
342	Series 2010-148-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.18%(f)(g)	01/25/2026	1
2,521,959	Series 2010-16-SA (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.98%(f)(g)	03/25/2040	253,627
676,605	Series 2010-2-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.78%(f)(g)	02/25/2050	85,318
964,385	Series 2010-21-DZ	5.00%	03/25/2040	981,708

Principal Amount $	Security Description	Rate	Maturity	Value $
471,029	Series 2010-21-KS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.48%(f)(g)	03/25/2040	22,965
474,478	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.53%(f)(g)	04/25/2040	26,782
527,246	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.46%(f)(g)	04/25/2040	26,639
127,501	Series 2010-35-ES (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.98%(f)(g)	04/25/2040	4,557
61,827	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.98%(f)(g)	04/25/2040	1,101
546,530	Series 2010-4-SK (-1 x 30 day avg SOFR US + 6.12%, 0.00% Floor, 6.23% Cap)	1.76%(f)(g)	02/25/2040	47,464
486,895	Series 2010-46-MS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.48%(f)(g)	05/25/2040	26,619
2,767,138	Series 2010-49-ZW	4.50%	05/25/2040	2,761,225
269,423	Series 2010-58-ES (-3 x 30 day avg SOFR US + 12.18%, 0.00% Floor, 12.47% Cap)	0.98%(g)	06/25/2040	267,313
1,772,013	Series 2010-59-MS (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.30%(f)(g)	06/25/2040	167,386
2,105,699	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.53%(f)(g)	01/25/2040	103,840
133,872	Series 2010-60-VZ	5.00%	10/25/2039	136,695
150,671	Series 2010-61-EL	4.50%	06/25/2040	151,523
2,026,768	Series 2010-64-EZ	5.00%	06/25/2040	2,065,965
1,407,497	Series 2010-79-CZ	4.00%	07/25/2040	1,364,086
776,780	Series 2010-84-ZC	4.50%	08/25/2040	774,268
1,553,556	Series 2010-84-ZD	4.50%	08/25/2040	1,548,533
2,071,114	Series 2010-84-ZG	4.50%	08/25/2040	2,063,411
325,968	Series 2010-9-DS (-1 x 30 day avg SOFR US + 5.19%, 0.50% Floor, 5.30% Cap)	0.83%(f)(g)	02/25/2040	20,092
143,530	Series 2010-90-SA (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.38%(f)(g)	08/25/2040	11,067
605,350	Series 2010-94-Z	4.50%	08/25/2040	601,152
2,655,564	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	2.65%(g)	09/25/2040	3,028,582
520,021	Series 2011-110-LS (-2 x 30 day avg SOFR US + 9.87%, 0.00% Floor, 10.10% Cap)	1.16%(g)	11/25/2041	435,936
1,386,369	Series 2011-111-CZ	4.00%	11/25/2041	1,341,830
2,897,411	Series 2011-111-EZ	5.00%	11/25/2041	2,949,341
791,346	Series 2011-111-VZ	4.00%	11/25/2041	765,491
157,045	Series 2011-17-SA (-1 x 30 day avg SOFR US + 6.36%, 0.00% Floor, 6.47% Cap)	2.00%(f)(g)	03/25/2041	12,352
2,609,532	Series 2011-2-GZ	4.00%	02/25/2041	2,543,092
92,453	Series 2011-25-KY	3.00%	04/25/2026	92,013
1,079,715	Series 2011-27-BS (-2 x 30 day avg SOFR US + 8.77%, 0.00% Floor, 9.00% Cap)	0.06%(g)	04/25/2041	957,952
1,092,389	Series 2011-36-VZ	4.50%	05/25/2041	1,087,285
2,527,087	Series 2011-37-Z	4.50%	05/25/2041	2,520,299
3,748,374	Series 2011-38-BZ	4.00%	05/25/2041	3,708,776
108,614	Series 2011-39-CB	3.00%	05/25/2026	108,058
3,072,807	Series 2011-39-ZD	4.00%	02/25/2041	2,974,374
1,019,629	Series 2011-40-LZ	4.50%	05/25/2041	1,014,739
1,207,050	Series 2011-42-MZ	4.50%	05/25/2041	1,193,472

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	33

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,179,454	Series 2011-45-ZB	4.50%	05/25/2041	2,169,561
7,426,830	Series 2011-51-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.92%	06/25/2041	7,365,254
518,271	Series 2011-59-MA	4.50%	07/25/2041	519,914
150,591	Series 2011-60-EL	3.00%	07/25/2026	149,902
4,599,411	Series 2011-64-DB	4.00%	07/25/2041	4,518,780
2,654,338	Series 2011-77-Z	3.50%	08/25/2041	2,514,359
1,507,781	Series 2012-111-LB	3.50%	05/25/2041	1,450,359
13,092,469	Series 2012-111-MJ	4.00%	04/25/2042	12,557,724
12,590,993	Series 2012-122-DB	3.00%	11/25/2042	11,634,548
3,056,365	Series 2012-14-BZ	4.00%	03/25/2042	2,973,747
7,490,763	Series 2012-20-ZT	3.50%	03/25/2042	7,139,338
6,209,611	Series 2012-70-FY (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.92%	07/25/2042	6,146,372
34,889	Series 2012-80-EA	2.00%	04/25/2042	34,589
14,719,212	Series 2012-86-ZC	3.50%	08/25/2042	13,952,977
10,690,020	Series 2012-99-QE	3.00%	09/25/2042	9,883,829
17,741,637	Series 2013-130-ZE	3.00%	01/25/2044	16,074,454
22,977,674	Series 2013-133-ZT	3.00%	01/25/2039	21,798,361
994,109	Series 2013-58-SC (-2 x 30 day avg SOFR US + 5.83%, 0.00% Floor, 6.00% Cap)	0.00%(g)	06/25/2043	572,053
1,887,763	Series 2013-81-ZQ	3.00%(i)	08/25/2043	1,330,761
4,635,698	Series 2013-82-SH (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.58%(f)(g)	12/25/2042	356,589
115,963	Series 2014-46-NZ	3.00%(i)	06/25/2043	83,155
38,833,641	Series 2014-64-NZ	3.00%	10/25/2044	35,088,800
13,925,824	Series 2014-67-DZ	3.00%	10/25/2044	12,766,572
26,674,123	Series 2014-77-VZ	3.00%(i)	11/25/2044	24,445,545
34,256,576	Series 2014-84-KZ	3.00%(i)	12/25/2044	31,396,611
2,631,940	Series 2015-11-A	3.00%	05/25/2034	2,595,479
15,588,849	Series 2015-49-A	3.00%	03/25/2044	14,994,075
9,979,770	Series 2015-52-GZ	3.00%	07/25/2045	9,067,588
29,343,535	Series 2015-88-BA	3.00%	04/25/2044	28,367,495
2,162,689	Series 2015-94-MA	3.00%	01/25/2046	1,945,999
5,719,328	Series 2016-2-JA	2.50%	02/25/2046	5,511,701
642,835	Series 2016-79-EP	3.00%	01/25/2044	637,390
6,859,537	Series 2016-95-AG	2.50%	06/25/2037	6,485,949
11,009,943	Series 2017-57-BC	3.00%	08/25/2057	9,716,593
8,196,066	Series 2018-21-IO	3.00%(f)	04/25/2048	1,408,627
13,537,148	Series 2018-21-PO	0.00%(j)	04/25/2048	10,328,991
34,416,467	Series 2018-27-AO	0.00%(j)	05/25/2048	26,498,050
7,930,205	Series 2018-65-DA	3.00%	09/25/2048	7,178,978
24,187,847	Series 2018-7-CD	3.00%	02/25/2048	22,140,373
18,215,474	Series 2018-85-PO	0.00%(j)	12/25/2048	14,005,556
12,425,859	Series 2019-69-DS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(f)(g)	12/25/2049	1,477,336
36,512,509	Series 2019-78-ZB	3.00%	01/25/2050	32,021,664
204,474,339	Series 2019-M16-X	1.29%(b)(f)	07/25/2031	7,920,109
456,012,965	Series 2019-M18-X	0.83%(b)(f)	08/25/2029	8,993,214
192,561,410	Series 2019-M24-2XA	1.28%(b)(f)	03/25/2031	8,646,701
252,434,209	Series 2019-M24-XA	1.36%(b)(f)	03/25/2029	8,158,850
152,319,311	Series 2019-M7-X	0.44%(b)(f)	04/25/2029	1,491,724
27,830,655	Series 2020-47-GL	2.00%	05/25/2046	25,048,563
7,725,264	Series 2020-53-CG	2.00%	08/25/2050	6,554,758
42,256,676	Series 2020-54-AB	1.00%	08/25/2050	33,127,265
9,375,066	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.68%(f)(g)	08/25/2050	1,231,231
11,134,231	Series 2020-59-QZ	3.00%	08/25/2040	10,152,292
16,069,151	Series 2020-61-AI	3.00%(f)	09/25/2050	2,263,618
7,588,895	Series 2020-61-DC	1.50%	09/25/2060	5,792,309
28,762,575	Series 2020-61-DI	3.00%(f)	09/25/2060	5,653,163
20,849,757	Series 2020-96-BI	3.00%(f)	01/25/2051	3,728,944
20,137,139	Series 2020-97-EI	2.00%(f)	01/25/2051	2,661,155
23,154,295	Series 2020-99-IQ	3.00%(f)	01/25/2051	4,065,230
343,975,171	Series 2020-M10-X2	1.84%(b)(f)	12/25/2030	18,766,116
150,857,946	Series 2020-M10-X8	0.77%(b)(f)	12/25/2027	1,229,869
72,925,624	Series 2020-M13-X2	1.33%(b)(f)	09/25/2030	2,503,376
443,664,189	Series 2020-M15-X1	1.56%(b)(f)	09/25/2031	26,783,120

Principal Amount $	Security Description	Rate	Maturity	Value $
99,533,539	Series 2020-M27-X1	0.91%(b)(f)	03/25/2031	2,517,681
155,858,380	Series 2020-M54-X	1.58%(b)(f)	12/25/2033	8,399,130
52,534,836	Series 2020-M7-X2	1.33%(b)(f)	03/25/2031	2,143,800
9,866,145	Series 2021-1-PA	1.00%	11/25/2050	7,612,920
14,347,413	Series 2021-13-AK	2.00%	01/25/2049	12,694,898
10,953,273	Series 2021-21-DK	2.00%	07/25/2043	9,641,450
5,638,961	Series 2021-28-KF (30 day avg SOFR US + 0.75%, 0.75% Floor, 4.00% Cap)	4.00%	05/25/2051	4,471,780
20,376,228	Series 2021-28-LB	2.00%	04/25/2051	16,997,322
36,900,315	Series 2021-3-KI	2.50%(f)	02/25/2051	5,606,948
17,743,816	Series 2021-3-QI	2.50%(f)	02/25/2051	2,990,461
21,848,336	Series 2021-40-BA	3.00%	01/25/2051	19,525,008
32,926,533	Series 2021-43-EI	3.00%(f)	07/25/2051	5,218,895
64,780,716	Series 2021-43-LI	3.00%(f)	07/25/2051	11,693,638
21,042,222	Series 2021-52-JI	2.50%(f)	07/25/2051	2,031,166
25,400,348	Series 2021-56-NI	2.50%(f)	09/25/2051	2,620,435
25,007,365	Series 2021-58-SA (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 2.65% Cap)	0.00%(f)(g)	09/25/2051	84,770
17,342,304	Series 2021-63-G	2.00%	06/25/2049	14,415,847
78,436,563	Series 2021-70-S (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	10/25/2049	2,688,696
19,044,212	Series 2021-73-JA	2.50%	05/25/2049	17,003,071
16,732,389	Series 2021-85-C	2.50%	03/25/2049	14,958,403
20,078,867	Series 2021-85-CJ	2.50%	03/25/2049	17,950,083
20,078,867	Series 2021-85-CK	2.50%	03/25/2049	17,950,083
23,297,828	Series 2021-85-DI	3.00%(f)	12/25/2051	4,037,418
43,334,715	Series 2021-86-MA	2.50%	11/25/2047	39,430,669
21,843,145	Series 2021-88-LB	2.50%	03/25/2050	19,237,561
27,846,867	Series 2021-9-CA	2.00%	03/25/2051	23,487,924
20,958,947	Series 2021-92-M	2.50%	01/25/2049	18,693,910
11,067,582	Series 2021-M12-2A1	2.20%(b)	05/25/2033	10,204,986
881,229,208	Series 2021-M14-X	1.05%(b)(f)	10/25/2031	18,836,627
171,718,121	Series 2021-M3-X2	0.98%(b)(f)	08/25/2033	4,573,712
15,682,441	Series 2021-M5-A1	1.51%(b)	01/25/2033	14,826,716
120,108,578	Series 2022-3-AB	2.00%	11/25/2047	107,675,671
2,186,730	Series 2022-3-EV	2.00%	08/25/2033	1,982,279
59,800,908	Series 2022-3-NZ	2.00%(i)	02/25/2052	36,065,455
13,106,160	Series 2022-4-LG	3.00%	02/25/2052	12,128,402
26,188,906	Series 2022-6-M	2.50%	06/25/2050	23,344,903
13,859,737	Series 2022-86-IO	2.50%(f)	05/25/2050	2,023,449
696,686,667	Series 2022-M2-X	0.47%(b)(f)	01/25/2032	12,862,369
13,724,367	Series 2022-M4-A1X	2.54%(b)	05/25/2030	13,109,286
101,665,924	Series 2023-2-IO	3.00%(f)	12/25/2051	16,814,182
17,086,139	Series 2023-29-DO	0.00%(j)	11/25/2050	11,991,773
82,894,344	Series 2023-39-IO	3.00%(f)	10/25/2052	14,103,975
64,872,178	Series 2023-51-BI	3.50%(f)	04/25/2053	12,695,070
3,585,670	Series 2023-M1S-A1X	4.65%(b)	07/25/2033	3,627,672
22,028,817	Series 2024-64-FJ (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.61%	09/25/2054	22,115,394
24,657,995	Series 2024-69-FA (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.61%	10/25/2054	24,699,075
47,529,259	Series 2024-81-FE (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.51%	07/25/2054	47,577,872
62,543,765	Series 2024-82-FY (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.66%	11/25/2054	62,869,018
54,674,707	Series 2024-9-BI	3.00%(f)	03/25/2051	9,237,100
61,006,121	Series 2024-90-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	12/25/2054	61,619,055
15,678,382	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.81%	12/25/2054	15,818,866
45,417,428	Series 2025-13-FB (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.66%	03/25/2055	45,647,567

34	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
62,374,265	Series 2025-29-MF (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	05/25/2055	62,811,596
46,594,100	Series 2025-31-FN (30 day avg SOFR US + 1.65%, 1.65% Floor, 6.50% Cap)	6.01%	06/25/2054	47,308,145
46,498,310	Series 2025-37-DF (30 day avg SOFR US + 1.65%, 1.65% Floor, 6.50% Cap)	6.01%	08/25/2054	47,215,863
55,840,395	Series 2025-42-FE (30 day avg SOFR US + 1.55%, 1.55% Floor, 6.50% Cap)	5.91%	06/25/2055	56,553,728
2,203,531	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.98%(f)(g)	11/25/2039	223,841
22,564,818	Series 412-A3	3.00%	08/25/2042	20,289,643
35,902,358	Series 426-C51	2.50%(f)	09/25/2050	5,514,684
49,625,514	Series 427-C69	3.00%(f)	03/25/2047	7,614,690
79,003,532	Series 427-C71	3.00%(f)	10/25/2049	13,082,114
28,743,035	Series 428-C17	3.00%(f)	04/25/2050	4,306,065
25,283,132	Series 432-C11	3.00%(f)	08/25/2052	4,260,404
101,672,217	Series 434-C33	2.50%(f)	12/25/2052	15,642,927
	Freddie Mac Seasoned Credit Risk Transfer Trust
14,697,526	Series 2018-3-HA	3.00%	08/25/2057	13,799,633
14,344,631	Series 2020-2-MT	2.00%	11/25/2059	11,558,140
	Freddie Mac Whole Loan Securities Trust
6,756,698	Series 2015-SC02-1A	3.00%	09/25/2045	5,934,090
4,122,708	Series 2016-SC01-1A	3.00%	07/25/2046	3,577,571
	Ginnie Mae II Pool
22,393,278	Pool 785310	2.50%	02/20/2051	19,212,274
36,476,940	Pool 785346	2.00%	03/20/2051	29,788,497
10,781,945	Pool 785350	2.00%	01/20/2051	8,707,619
20,886,639	Pool 785374	2.50%	03/20/2051	18,076,213
74,671,075	Pool 785401	2.50%	10/20/2050	63,763,217
104,940,653	Pool 785412	2.50%	03/20/2051	90,032,820
23,993,370	Pool 785595	2.50%	03/20/2051	20,690,403
45,386,722	Pool 785609	2.50%	08/20/2051	39,084,980
11,623,748	Pool 785638	2.50%	08/20/2051	10,078,481
26,662,535	Pool 785639	2.50%	08/20/2051	22,924,347
10,575,519	Pool 785680	2.50%	10/20/2051	9,092,738
46,429,426	Pool 785717	3.00%	11/20/2051	41,208,422
7,839,152	Pool CB2017	2.50%	03/20/2051	6,749,911
7,783,379	Pool CB4182	2.50%	03/20/2051	6,701,774
1,790,731	Pool CB5487	2.50%	03/20/2051	1,515,841
6,947,536	Pool CB9135	2.50%	04/20/2051	6,033,620
7,039,279	Pool CH0426	2.50%	02/20/2052	5,980,398
5,903,147	Pool CI0294	2.50%	01/20/2052	4,913,023
24,198,607	Pool CI6428	2.50%	01/20/2052	20,558,700
475,038	Pool MA2511	3.50%	01/20/2045	430,428
14,389,839	Pool MA5076	3.00%	03/20/2048	13,007,891
9,044,660	Pool MA7255	2.50%	03/20/2051	7,798,978
	Government National Mortgage Association
20,611,475	Pool 786510	3.00%	02/20/2052	18,126,917
3,015,234	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.85%(f)(g)	08/20/2033	19,993
1,266,562	Series 2003-86-ZK	5.00%	10/20/2033	1,263,320
820,238	Series 2004-49-Z	6.00%	06/20/2034	830,590
1,481,450	Series 2004-83-CS (-1 x 1 mo. Term SOFR + 5.97%, 0.00% Floor, 6.08% Cap)	1.83%(f)(g)	10/20/2034	74,140
381,713	Series 2005-21-ZPool 2005-2	5.00%	03/20/2035	383,769
278,753	Series 2006-24-CX (-7 x 1 mo. Term SOFR + 39.13%, 0.00% Floor, 39.97% Cap)	8.80%(g)	05/20/2036	361,483
1,271,216	Series 2007-26-SJ (-1 x 1 mo. Term SOFR + 4.58%, 0.00% Floor, 4.69% Cap)	0.44%(f)(g)	04/20/2037	8,491

Principal Amount $	Security Description	Rate	Maturity	Value $
1,584,640	Series 2008-2-SM (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.24%(f)(g)	01/16/2038	140,102
2,900,355	Series 2008-42-AI (-1 x 1 mo. Term SOFR + 7.58%, 0.00% Floor, 7.69% Cap)	3.43%(f)(g)	05/16/2038	347,168
1,057,381	Series 2008-43-SH (-1 x 1 mo. Term SOFR + 6.22%, 0.00% Floor, 6.34% Cap)	2.09%(f)(g)	05/20/2038	25,269
1,250,675	Series 2008-51-SC (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.00%(f)(g)	06/20/2038	89,770
1,050,855	Series 2008-51-SE (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.99%(f)(g)	06/16/2038	78,957
344,230	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.80%(f)(g)	09/20/2038	6,505
482,626	Series 2008-83-SD (-1 x 1 mo. Term SOFR + 6.45%, 0.00% Floor, 6.56% Cap)	2.30%(f)(g)	11/16/2036	10,034
2,127,022	Series 2009-10-NS (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.39%(f)(g)	02/16/2039	202,408
2,523,218	Series 2009-106-VZ	4.50%	11/20/2039	2,512,750
349,004	Series 2009-24-SN (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.85%(f)(g)	09/20/2038	9,580
1,471,442	Series 2009-32-ZE	4.50%	05/16/2039	1,467,727
10,161	Series 2009-41-ZQ	4.50%(i)	06/16/2039	10,197
1,088,440	Series 2009-48-Z	5.00%	06/16/2039	1,090,328
24,455	Series 2009-50-KP	4.50%	06/20/2039	24,401
411,383	Series 2009-69-TS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.94%(f)(g)	04/16/2039	13,049
1,144,799	Series 2009-75-GZ	4.50%	09/20/2039	1,151,145
2,357,798	Series 2010-1-SA (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.49%(f)(g)	01/16/2040	196,349
3,116,716	Series 2010-106-PS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.80%(f)(g)	03/20/2040	82,641
2,072,427	Series 2010-25-ZB	4.50%	02/16/2040	2,074,913
17,113,471	Series 2010-26-QS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.00%(f)(g)	02/20/2040	1,926,801
1,440,623	Series 2010-42-AY	5.00%	11/20/2039	1,479,155
3,414,478	Series 2010-42-ES (-1 x 1 mo. Term SOFR + 5.57%, 0.00% Floor, 5.68% Cap)	1.43%(f)(g)	04/20/2040	337,297
347,050	Series 2010-61-AS (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.30%(f)(g)	09/20/2039	21,059
4,450,953	Series 2010-62-SB (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.50%(f)(g)	05/20/2040	411,486
2,200,305	Series 2011-18-SN (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	1.00%(g)	12/20/2040	2,008,001
2,203,581	Series 2011-18-YS (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	1.00%(g)	12/20/2040	1,995,241
653,146	Series 2011-69-OC	0.00%(j)	05/20/2041	525,694
6,295,475	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	1.10%(f)(g)	05/20/2041	512,472

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	35

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,369,346	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	1.13%(f)(g)	05/20/2041	213,135
1,728,045	Series 2011-72-SK (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.90%(f)(g)	05/20/2041	167,354
6,322,491	Series 2013-116-LS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.90%(f)(g)	08/20/2043	710,828
8,368,878	Series 2013-136-CS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.94%(f)(g)	09/16/2043	881,815
14,749,674	Series 2013-182-WZ	2.50%	12/20/2043	13,302,129
2,688,529	Series 2013-186-SG (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.99%(f)(g)	02/16/2043	190,149
4,307,567	Series 2013-26-MS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.00%(f)(g)	02/20/2043	506,206
1,094,481	Series 2013-34-PL	3.00%	03/20/2042	1,084,975
7,522,962	Series 2014-163-PS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.35%(f)(g)	11/20/2044	735,370
7,946,774	Series 2014-167-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.35%(f)(g)	11/20/2044	816,957
13,738,655	Series 2014-21-SE (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.30%(f)(g)	02/20/2044	1,431,590
8,054,233	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.95%(f)(g)	03/20/2044	1,039,020
8,455,413	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.99%(f)(g)	04/16/2044	798,978
8,444,173	Series 2016-108-SM (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.85%(f)(g)	08/20/2046	1,274,509
12,693,209	Series 2018-40-AZ	3.00%(i)	10/20/2047	10,711,727
9,235,994	Series 2019-153-GF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.70%	12/20/2049	9,005,524
15,876,584	Series 2020-104-AI	3.00%(f)	07/20/2050	2,653,536
10,131,207	Series 2020-104-EI	3.00%(f)	07/20/2050	1,731,697
8,998,426	Series 2020-112-LS (-1 x 30 day avg SOFR US + 6.20%, 0.00% Floor, 6.20% Cap)	1.81%(f)(g)	08/20/2050	1,288,552
36,188,772	Series 2020-115-IG	2.50%(f)	08/20/2050	5,330,179
17,267,157	Series 2020-138-IC	3.50%(f)	08/20/2050	3,096,307
125,691,263	Series 2020-140-ES (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	09/20/2050	18,613,179
32,548,793	Series 2020-140-SG (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	2.10%(f)(g)	09/20/2050	4,832,789
40,403,091	Series 2020-146-CI	2.50%(f)	10/20/2050	5,526,945
22,884,862	Series 2020-146-KI	2.50%(f)	10/20/2050	3,406,675
49,795,813	Series 2020-148-AI	2.50%(f)	10/20/2050	7,332,199
144,506,027	Series 2020-151-MI	2.50%(f)	10/20/2050	21,026,393
88,696,484	Series 2020-153-EI	2.50%(f)	10/20/2050	12,544,894
37,297,689	Series 2020-160-IA	2.50%(f)	10/20/2050	5,235,503
9,633,065	Series 2020-160-IM	2.50%(f)	10/20/2050	1,410,299
31,939,142	Series 2020-162-QS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	10/20/2050	4,830,929
44,475,963	Series 2020-166-SM (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	11/20/2050	6,591,431

Principal Amount $	Security Description	Rate	Maturity	Value $
61,903,266	Series 2020-167-BI	2.50%(f)	11/20/2050	9,001,676
46,702,077	Series 2020-167-DI	2.50%(f)	11/20/2050	6,868,166
29,204,452	Series 2020-167-IA	2.50%(f)	11/20/2050	4,407,393
70,454,566	Series 2020-167-JI	2.50%(f)	11/20/2050	10,758,990
13,407,816	Series 2020-167-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	11/20/2050	2,004,824
25,107,171	Series 2020-167-YK	1.20%	11/20/2050	19,269,006
110,928,405	Series 2020-173-MI	2.50%(f)	11/20/2050	16,092,683
34,958,292	Series 2020-175-MI	2.50%(f)	11/20/2050	5,018,710
33,438,100	Series 2020-175-SC (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	11/20/2050	5,066,374
25,045,708	Series 2020-181-AI	2.50%(f)	12/20/2050	3,571,105
41,917,530	Series 2020-181-BI	2.50%(f)	12/20/2050	6,096,963
26,505,353	Series 2020-181-SA (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	12/20/2050	3,838,585
25,382,732	Series 2020-181-YM	1.17%	12/20/2050	19,437,350
56,652,024	Series 2020-185-AI	2.50%(f)	12/20/2050	8,179,040
42,482,457	Series 2020-185-KI	2.50%(f)	12/20/2050	6,211,343
36,151,142	Series 2020-185-MI	2.50%(f)	12/20/2050	5,282,531
40,599,450	Series 2020-187-AI	2.50%(f)	12/20/2050	5,951,372
84,377,893	Series 2020-188-BI	2.50%(f)	12/20/2050	13,075,122
4,796,586	Series 2020-188-DI	2.50%(f)	12/20/2050	705,916
22,973,419	Series 2020-188-GI	2.00%(f)	12/20/2050	2,628,630
33,580,117	Series 2020-188-IQ	3.00%(f)	10/20/2050	5,281,481
79,719,705	Series 2020-188-KI	2.50%(f)	12/20/2050	11,495,733
32,121,796	Series 2020-188-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	12/20/2050	4,793,558
4,670,095	Series 2020-4-H	2.50%	10/20/2049	4,125,080
7,703,979	Series 2020-79-KG	1.30%	06/20/2050	6,112,635
15,202,589	Series 2020-98-SA (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.90%(f)(g)	07/20/2050	2,153,489
71,320,013	Series 2021-1-EI	2.00%(f)	01/20/2051	8,799,235
30,510,165	Series 2021-1-IA	2.50%(f)	01/20/2051	4,304,695
64,279,034	Series 2021-10-IO	0.99%(b)(f)	05/16/2063	4,773,085
113,816,729	Series 2021-100-IO	0.97%(b)(f)	06/16/2063	7,821,634
56,714,280	Series 2021-107-QI	2.50%(f)	06/20/2051	8,468,117
126,544,969	Series 2021-110-IO	0.88%(b)(f)	11/16/2063	8,560,008
21,268,310	Series 2021-114-SB (-1 x 1 mo. Term SOFR + 2.49%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	06/20/2051	49,770
39,151,117	Series 2021-116-IA	2.50%(f)	06/20/2051	5,637,322
38,684,972	Series 2021-116-XI	3.50%(f)	03/20/2051	7,163,745
18,269,555	Series 2021-117-IJ	3.50%(f)	06/20/2051	2,931,838
14,112,283	Series 2021-117-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	07/20/2051	1,650,516
230,674,040	Series 2021-12-IO	0.96%(b)(f)	03/16/2063	16,024,787
47,041,747	Series 2021-121-TI	3.00%(f)	07/20/2051	6,184,583
98,691,438	Series 2021-122-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	07/20/2051	535,855
21,561,733	Series 2021-125-IO	3.00%(f)	06/20/2051	3,322,350
53,817,924	Series 2021-135-GI	3.00%(f)	08/20/2051	8,850,966
66,689,304	Series 2021-135-SK (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	08/20/2051	7,308,034
54,835,420	Series 2021-136-EI	3.00%(f)	08/20/2051	9,424,421
34,372,209	Series 2021-138-IL	3.00%(f)	08/20/2051	5,806,769
35,284,589	Series 2021-138-KI	3.00%(f)	08/20/2051	6,215,359
51,278,261	Series 2021-138-PS (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	08/20/2051	1,121,158
13,026,534	Series 2021-139-BI	3.50%(f)	08/20/2051	2,195,531
41,490,365	Series 2021-140-IJ	3.00%(f)	08/20/2051	7,087,496
27,732,744	Series 2021-142-IO	3.00%(f)	08/20/2051	4,898,232
103,858,327	Series 2021-142-XI	3.00%(f)	08/20/2051	18,574,646
108,454,999	Series 2021-143-IO	0.97%(b)(f)	10/16/2063	7,529,857
81,313,572	Series 2021-144-IO	0.82%(b)(f)	04/16/2063	4,994,824

36	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
200,599,663	Series 2021-15-BI	2.50%(f)	01/20/2051	29,461,029
83,610,115	Series 2021-150-IO	1.04%(b)(f)	11/16/2063	6,351,108
64,555,995	Series 2021-151-IO	0.91%(b)(f)	04/16/2063	4,491,735
77,949,181	Series 2021-154-TI	3.00%(f)	09/20/2051	9,484,989
24,689,179	Series 2021-155-IE	3.00%(f)	09/20/2051	4,389,237
68,400,798	Series 2021-155-KI	4.00%(f)	09/20/2051	12,852,592
33,751,032	Series 2021-155-S (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00%(f)(g)	09/20/2051	533,175
34,346,113	Series 2021-155-SG (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	09/20/2051	4,997,215
22,492,746	Series 2021-157-IO	0.88%(b)(f)	09/16/2063	1,408,698
40,452,099	Series 2021-158-IO	3.00%(f)	09/20/2051	6,918,175
56,338,015	Series 2021-158-IV	2.50%(f)	09/20/2051	8,217,125
21,404,277	Series 2021-160-IA	3.00%(f)	09/20/2051	3,665,326
68,483,234	Series 2021-160-SQ (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 3.00% Cap)	0.00%(f)(g)	09/20/2051	434,848
30,616,937	Series 2021-160-WI	2.50%(f)	09/20/2051	4,130,779
35,708,310	Series 2021-160-XI	3.00%(f)	09/20/2051	6,144,497
37,913,511	Series 2021-161-KI	3.50%(f)	09/20/2051	7,329,679
69,382,725	Series 2021-161-UI	3.00%(f)	09/20/2051	11,936,833
36,787,490	Series 2021-161-VI	3.00%(f)	09/20/2051	4,636,026
24,966,538	Series 2021-162-DI	3.00%(f)	09/20/2051	4,411,492
20,784,873	Series 2021-165-GI	2.50%(f)	09/20/2051	3,040,954
14,411,284	Series 2021-170-IO	0.99%(b)(f)	05/16/2063	1,064,955
34,879,678	Series 2021-175-IM	3.00%(f)	10/20/2051	5,649,580
14,092,619	Series 2021-175-IN	2.50%(f)	07/20/2051	2,116,587
45,841,535	Series 2021-175-IU	2.50%(f)	09/20/2051	6,399,373
38,172,596	Series 2021-176-TI	4.00%(f)	10/20/2051	7,227,771
101,640,003	Series 2021-177-IA	2.50%(f)	10/20/2051	14,859,016
55,968,985	Series 2021-180-IO	0.92%(b)(f)	11/16/2063	3,909,003
67,241,161	Series 2021-184-IO	0.89%(b)(f)	12/16/2061	4,548,481
23,816,137	Series 2021-188-IA	3.00%(f)	10/20/2051	4,024,399
43,117,787	Series 2021-188-IN	2.50%(f)	10/20/2051	6,432,876
29,863,167	Series 2021-188-IT	2.50%(f)	10/20/2051	4,439,372
20,162,280	Series 2021-188-IW	3.00%(f)	10/20/2051	3,812,453
150,036,323	Series 2021-189-IO	0.88%(b)(f)	06/16/2061	9,519,280
20,690,819	Series 2021-191-BI	2.50%(f)	10/20/2051	3,043,038
40,892,155	Series 2021-191-CI	2.50%(f)	10/20/2051	6,061,272
25,533,047	Series 2021-192-AI	3.00%(f)	10/20/2051	4,618,448
51,034,337	Series 2021-193-I	3.00%(f)	06/20/2051	8,656,567
3,800,911	Series 2021-193-SW (-1 x 30 day avg SOFR US + 2.55%, 0.00% Floor, 2.55% Cap)	0.00%(f)(g)	11/20/2051	20,404
61,671,843	Series 2021-196-IO	2.50%(f)	11/20/2051	8,890,292
60,294,879	Series 2021-2-IO	0.88%(b)(f)	06/16/2063	3,865,595
29,060,522	Series 2021-20-IO	1.14%(b)(f)	08/16/2062	2,340,055
83,287,515	Series 2021-200-IO	0.89%(b)(f)	11/16/2063	5,664,192
160,444,368	Series 2021-204-IO	0.88%(b)(f)	01/16/2064	11,168,549
22,701,299	Series 2021-205-DI	2.50%(f)	11/20/2051	3,381,645
174,459,941	Series 2021-208-IO	0.76%(b)(f)	06/16/2064	9,486,399
176,657,431	Series 2021-210-IO	0.98%(b)(f)	05/16/2062	12,614,860
50,551,098	Series 2021-211-IO	0.97%(b)(f)	01/16/2063	3,520,166
28,878,653	Series 2021-213-IH	3.00%(f)	12/20/2051	4,999,317
134,522,357	Series 2021-217-IO	0.79%(b)(f)	09/16/2063	8,021,958
286,124,833	Series 2021-219-IO	0.76%(b)(f)	02/16/2064	16,865,371
255,213,759	Series 2021-22-IO	0.97%(b)(f)	05/16/2063	17,893,113
8,276,502	Series 2021-226-TI	2.50%(f)	12/20/2051	1,212,454
63,594,336	Series 2021-24-XI	2.00%(f)	02/20/2051	7,418,769
29,437,152	Series 2021-24-YD	1.20%	02/20/2051	23,167,400
10,091,981	Series 2021-25-EI	2.50%(f)	02/20/2051	1,547,270
18,461,953	Series 2021-30-IB	2.50%(f)	02/20/2051	2,728,655
22,649,877	Series 2021-30-WI	2.50%(f)	02/20/2051	3,274,658
25,453,502	Series 2021-35-IO	1.03%(b)(f)	12/16/2062	1,849,538
73,959,650	Series 2021-35-IX	1.20%(b)(f)	12/16/2062	6,240,538
31,688,659	Series 2021-40-IO	0.82%(b)(f)	02/16/2063	1,953,400
562,059,237	Series 2021-45-IO	0.81%(b)(f)	04/16/2063	34,601,491
28,445,200	Series 2021-49-NI	2.50%(f)	03/20/2051	4,249,864
39,561,330	Series 2021-49-QI	2.50%(f)	03/20/2049	5,092,406
27,759,104	Series 2021-52-IO	0.72%(b)(f)	04/16/2063	1,434,094
62,868,760	Series 2021-57-JI	3.00%(f)	03/20/2051	10,721,267
6,990,216	Series 2021-58-HP	3.00%	08/20/2050	6,277,350
87,122,111	Series 2021-58-IE	3.00%(f)	07/20/2050	14,862,405
199,093,765	Series 2021-60-IO	0.83%(b)(f)	05/16/2063	12,224,636
67,831,037	Series 2021-64-IG	3.00%(f)	04/20/2051	11,576,798

Principal Amount $	Security Description	Rate	Maturity	Value $
223,341,966	Series 2021-65-IO	0.87%(b)(f)	08/16/2063	14,651,434
34,225,467	Series 2021-7-IP	3.50%(f)	07/20/2050	5,978,265
79,969,706	Series 2021-7-KI	2.50%(f)	01/20/2051	11,766,135
50,991,063	Series 2021-7-MI	2.50%(f)	01/20/2051	7,579,352
318,395,142	Series 2021-70-IO	0.70%(b)(f)	04/16/2063	16,850,617
152,875,768	Series 2021-71-IO	0.86%(b)(f)	10/16/2062	9,790,287
152,924,133	Series 2021-72-IO	0.56%(b)(f)	01/16/2061	6,476,276
89,867,812	Series 2021-74-CI	3.00%(f)	12/20/2050	15,117,608
87,057,161	Series 2021-77-SJ (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	05/20/2051	2,510,328
9,968,237	Series 2021-78-IC	4.00%(f)	05/20/2051	1,825,268
57,395,744	Series 2021-80-IO	0.90%(b)(f)	12/16/2062	3,954,550
301,886,868	Series 2021-85-IO	0.69%(b)(f)	03/16/2063	15,561,332
40,287,420	Series 2021-87-ET	2.00%	05/20/2051	33,616,314
52,826,346	Series 2021-9-AI	2.00%(f)	01/20/2051	6,329,135
98,338,380	Series 2021-9-MI	2.50%(f)	01/20/2051	14,471,623
31,353,590	Series 2021-94-IO	0.83%(b)(f)	02/16/2063	1,880,836
38,404,972	Series 2021-96-TS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%(f)(g)	06/20/2051	610,750
35,615,857	Series 2021-97-NI	2.50%(f)	08/20/2049	4,191,349
29,582,473	Series 2021-97-SH (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	06/20/2051	698,362
95,392,982	Series 2021-98-IG	3.00%(f)	06/20/2051	16,352,704
21,950,744	Series 2021-98-MI	2.50%(f)	06/20/2051	3,241,113
23,544,666	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	06/20/2051	2,956,087
59,337,987	Series 2021-98-ST (-1 x 30 day avg SOFR US + 2.73%, 0.00% Floor, 2.73% Cap)	0.00%(f)(g)	03/20/2051	282,241
7,472,286	Series 2021-98-SW (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(f)(g)	06/20/2051	802,218
40,131,798	Series 2021-99-IO	0.58%(b)(f)	05/16/2061	1,695,958
197,547,682	Series 2022-102-IO	0.48%(b)(f)	06/16/2064	7,370,939
57,265,632	Series 2022-137-DI	2.50%(f)	02/20/2051	8,250,380
58,981,214	Series 2022-137-EI	2.50%(f)	06/20/2051	8,695,011
75,721,980	Series 2022-137-IO	3.00%(f)	01/20/2052	10,171,961
110,380,692	Series 2022-14-IO	0.65%(b)(f)	12/01/2061	4,850,172
85,520,308	Series 2022-141-IO	0.78%(b)(f)	06/16/2064	5,487,924
94,268,289	Series 2022-158-IO	0.88%(b)(f)	08/16/2064	6,785,479
27,610,770	Series 2022-160-ZD	3.00%(i)	11/20/2047	24,288,645
59,976,367	Series 2022-167-IO	0.82%(b)(f)	08/16/2065	3,654,618
129,708,769	Series 2022-169-IO	0.90%(b)(f)	01/16/2062	9,297,045
11,592,400	Series 2022-183-B	5.00%	04/20/2047	11,636,514
74,891,062	Series 2022-188-IO	2.50%(f)	02/20/2051	10,591,873
78,289,477	Series 2022-202-IO	0.72%(b)(f)	10/16/2063	4,647,702
71,832,978	Series 2022-207-EI	3.50%(f)	02/20/2052	13,604,290
75,924,264	Series 2022-207-IO	3.00%(f)	08/20/2051	12,608,538
72,279,869	Series 2022-21-IO	0.78%(b)(f)	10/16/2063	3,994,012
48,645,231	Series 2022-218-IO	3.50%(f)	01/20/2052	9,444,681
11,203,722	Series 2022-23-BA	3.00%	05/20/2049	10,435,010
141,198,876	Series 2022-27-IO	0.75%(b)(f)	03/16/2064	7,205,407
88,278,401	Series 2022-35-IO	0.55%(b)(f)	10/16/2063	3,829,853
136,415,257	Series 2022-38-IO	0.72%(b)(f)	04/16/2064	6,757,684
401,342,621	Series 2022-39-IO	0.62%(b)(f)	01/16/2064	19,543,218
118,068,400	Series 2022-42-IO	0.67%(b)(f)	12/16/2063	5,614,719
22,562,879	Series 2022-44-TY	2.00%	12/20/2051	18,516,060
57,593,159	Series 2022-48-IO	0.71%(b)(f)	01/16/2064	3,258,748
64,134,912	Series 2022-49-IO	0.76%(b)(f)	03/16/2064	3,287,677
119,659,547	Series 2022-54-IO	0.59%(b)(f)	10/16/2063	5,131,612
29,938,507	Series 2022-56-HI	2.50%(f)	01/20/2052	4,668,811
76,490,526	Series 2022-62-IO	0.62%(b)(f)	06/16/2064	3,824,970
162,765,044	Series 2022-71-IO	0.53%(b)(f)	06/16/2064	6,408,581
267,031,536	Series 2022-72-DI	0.58%(b)(f)	06/16/2064	11,305,661
93,860,981	Series 2022-73-IO	0.56%(b)(f)	07/16/2064	4,371,087
5,944,000	Series 2022-78-HW	2.50%	04/20/2052	4,760,220
243,187,154	Series 2022-79-IO	0.70%(b)(f)	08/16/2064	13,766,533
185,661,213	Series 2022-8-IO	0.86%(b)(f)	09/16/2063	10,805,204
114,625,995	Series 2022-83-IO	2.50%(f)	11/20/2051	16,293,959
118,694,185	Series 2022-86-IO	0.53%(b)(f)	10/16/2063	4,784,147
52,956,169	Series 2022-9-EI	3.00%(f)	01/20/2052	7,948,239
94,318,089	Series 2022-91-IO	0.43%(b)(f)	07/16/2064	3,636,547

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	37

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
435,334,269	Series 2023-108-IO	0.68%(b)(f)	08/16/2059	15,462,725
50,202,904	Series 2023-118-IO	0.65%(b)(f)	05/16/2065	2,474,115
42,570,564	Series 2023-121-IB	0.87%(b)(f)	03/16/2064	2,813,884
10,429,398	Series 2023-140-AS (-2 x 30 day avg SOFR US + 13.00%, 0.00% Floor, 13.00% Cap)	4.22%(g)	09/20/2053	10,748,133
48,235,082	Series 2023-16-IO	0.90%(b)(f)	07/16/2063	3,076,578
23,178,926	Series 2023-164-BV	3.00%	01/20/2052	20,580,707
415,046,790	Series 2023-179-IO	0.61%(b)(f)	09/16/2063	17,535,063
11,568,788	Series 2023-187-ZP	3.00%(i)	11/20/2051	6,796,472
182,729,741	Series 2023-19-IO	2.50%(f)	02/20/2051	26,778,221
25,539,423	Series 2023-196-DZ	4.50%(i)	12/20/2053	23,259,143
27,733,207	Series 2023-24-IH	3.50%(f)	07/20/2051	5,295,259
71,074,475	Series 2023-50-IO	0.87%(b)(f)	06/16/2064	4,473,541
29,028,359	Series 2023-58-IO	2.50%(f)	10/20/2050	4,231,963
31,377,964	Series 2023-60-PT	4.00%	10/20/2049	29,842,706
41,926,474	Series 2023-75-AI	3.50%(f)	07/20/2050	7,243,855
54,218,846	Series 2023-77-IO	0.70%(b)(f)	04/16/2065	2,957,367
11,814,180	Series 2023-88-IO	0.92%(b)(f)	03/16/2065	801,284
12,392,057	Series 2024-1-CZ	3.00%(i)	01/20/2050	9,328,376
15,472,954	Series 2024-111-FM (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.59%	07/20/2054	15,514,075
28,081,409	Series 2024-143-IO	3.50%(f)	02/20/2048	4,423,864
98,966,682	Series 2024-150-IO	0.97%(b)(f)	09/16/2066	7,600,542
195,295,137	Series 2024-161-IO	0.74%(b)(f)	06/16/2064	10,804,059
27,503,143	Series 2024-19-EZ	5.00%(i)	12/20/2063	26,944,380
24,151,839	Series 2024-20-LB	2.50%	11/20/2051	16,545,954
20,959,312	Series 2024-20-LI	2.50%(f)	11/20/2051	3,169,840
45,493,766	Series 2024-24-BI	3.00%(f)	12/20/2051	7,746,060
13,522,040	Series 2024-40-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 7.00% Cap)	5.39%	03/20/2054	13,532,343
76,560,705	Series 2024-47-IO	0.74%(b)(f)	10/16/2065	4,739,468
49,570,444	Series 2024-67-AI	0.74%(b)(f)	10/16/2065	3,023,485
24,583,771	Series 2024-78-FH (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.64%	05/20/2054	24,676,633
81,897,572	Series 2024-86-IA	0.85%(b)(f)	08/16/2065	5,314,735
216,500,871	Series 2025-21-IO	0.95%(b)(f)	04/16/2065	14,675,338
20,335,422	Series 2025-92-ZA	5.00%(i)	05/16/2067	19,331,928
	Total US Government and Agency Mortgage Backed Obligations (Cost $15,835,234,460)			14,967,528,946

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY OBLIGATIONS - 4.3%
91,294,461	United States Treasury Inflation Indexed Bonds	0.38%	07/15/2027	90,691,718
118,247,252	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	120,167,851
91,780,973	United States Treasury Inflation Indexed Bonds	0.50%	01/15/2028	90,735,611
300,205,000	United States Treasury Note/Bond	1.13%	05/15/2040	191,304,463
192,386,000	United States Treasury Note/Bond	1.13%	08/15/2040	121,398,571
335,238,000	United States Treasury Note/Bond	1.38%	11/15/2040	218,854,104
320,590,000	United States Treasury Note/Bond	1.88%	02/15/2041	225,508,767
148,600,000	United States Treasury Note/Bond	1.75%	08/15/2041	100,870,957
19,400,000	United States Treasury Note/Bond	2.00%	11/15/2041	13,631,152
186,150,000	United States Treasury Note/Bond	2.50%	02/15/2045	133,395,381
	Total US Government and Agency Obligations (Cost $1,301,457,493)			1,306,558,575

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 4.2%
429,482,612	First American Government Obligations Fund - U	4.07%(k)	429,482,612
429,482,613	JPMorgan US Government Money Market Fund - IM	4.09%(k)	429,482,613
429,482,612	MSILF Government Portfolio - Institutional	4.05%(k)	429,482,612
	Total Short Term Investments (Cost $1,288,447,837)		1,288,447,837
	Total Investments - 99.5%(l) (Cost $33,641,625,254)		30,303,296,929
	Other Assets in Excess of Liabilities - 0.5%		154,278,568
	NET ASSETS - 100.0%		$30,457,575,497

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	49.1%
Non-Agency Residential Collateralized Mortgage Obligations	24.0%
Non-Agency Commercial Mortgage Backed Obligations	7.7%
Asset Backed Obligations	5.8%
Collateralized Loan Obligations	4.4%
US Government and Agency Obligations	4.3%
Short Term Investments	4.2%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $8,760,117,317 or 28.8% of the Fund’s net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Value determined using significant unobservable inputs.
(d)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(f)
Interest only security
(g)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(h)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
38	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025
(i)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(j)
Principal only security
(k)
Seven-day yield as of period end.
(l)
99.5% of the total investments are based in the United States.
COFI
Cost of Funds Index
SOFR Secured Overnight Financing Rate
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
U.S. Treasury Long Bonds	Long	13,950	12/19/2025	$1,592,754,078	$33,728,735
U.S. Treasury Ultra Bonds	Long	5,675	12/19/2025	666,716,918	14,637,769
U.S. Treasury 2 Year Notes	Long	66,500	12/31/2025	13,855,794,461	2,701,666
U.S. Treasury 5 Year Notes	Long	11,300	12/31/2025	1,231,983,538	1,923,499
10 Year U.S. Ultra Treasury Notes	Short	(18,600)	12/19/2025	(2,120,213,936)	(20,239,189)
					$32,752,480

(1)
Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	39

Schedule of Investments DoubleLine Core Fixed Income Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 3.1%
	Aaset Trust
2,328,391	Series 2021-2A-B	3.54%(a)	01/15/2047	2,210,314
	Affirm, Inc.
4,000,000	Series 2025-1A-D	5.62%(a)	02/15/2033	4,031,986
	Apollo Aviation Securitization Equity Trust
7,080,736	Series 2024-1A-B	6.90%(a)	05/16/2049	7,355,150
	AutoNation Finance Trust
4,450,000	Series 2025-1A-D	5.63%(a)	09/10/2032	4,549,951
	Avant Credit Card Master Trust
3,000,000	Series 2025-1A-C	5.28%(a)	04/15/2031	2,995,500
	Carbon Level Mitigation Trust
17,950,485	Series 2021-5-CERT	0.61%(a)	10/13/2051	10,749,792
	Carvana Auto Receivables Trust
5,450,000	Series 2024-P3-A4	4.31%	09/10/2030	5,479,963
	Castlelake Aircraft Securitization Trust
994,529	Series 2021-1A-A	3.47%(a)	01/15/2046	984,918
	Compass Datacenters LLC
1,450,000	Series 2024-2A-B2	6.00%(a)	08/25/2049	1,459,274
	Container Leasing International LLC
3,898,333	Series 2025-1A-A	5.35%(a)	06/20/2050	3,962,256
1,949,167	Series 2025-1A-B	5.59%(a)	06/20/2050	1,987,075
	Cyrusone Holdco LLC
2,000,000	Series 2025-1A-A2	5.91%(a)	02/20/2050	2,044,869
	Diamond Infrastructure Funding LLC
3,000,000	Series 2021-1A-C	3.48%(a)	04/15/2049	2,886,476
	DigitalBridge Group, Inc.
6,500,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	6,512,448
	Domino’s SPV Guarantor LLC
4,425,000	Series 2025-1A-A2II	5.22%(a)	07/25/2055	4,474,494
	European Wax Center, Inc.
2,757,375	Series 2022-1A-A2	5.50%(a)	03/15/2052	2,724,926
	Exeter Automobile Receivables Trust
7,358,568	Series 2021-1A-E	2.21%(a)	02/15/2028	7,351,745
	ExteNet LLC
3,350,000	Series 2025-1A-B	5.70%(a)	07/25/2054	3,373,148
	FWEA
5,489,280	Series 2024-1-A-A	7.15%(b)	08/25/2044	5,635,295
	GreenSky LLC
1,850,000	Series 2024-2-C	5.55%(a)	10/27/2059	1,869,965
	Helios Issuer LLC
1,899,057	Series 2018-1A-A	4.87%(a)	07/20/2048	1,826,698
	HERO Funding Trust
912,070	Series 2016-1A-A	4.05%(a)	09/20/2041	883,288
	Horizon Aircraft Finance Ltd.
1,091,996	Series 2019-2-A	3.43%(a)	11/15/2039	1,055,279
4,275,000	Series 2024-1-A	5.38%(a)	09/15/2049	4,344,332
	Hyundai Auto Receivables Trust
5,200,000	Series 2024-C-C	4.86%	02/17/2032	5,275,294
	ITE Rail Fund Levered LP
11,683,325	Series 2021-1A-A	2.25%(a)	02/28/2051	11,069,598
	MACH 1 Cayman Ltd.
2,859,289	Series 2019-1-A	3.47%(a)	10/15/2039	2,829,647
	Marlette Funding Trust
1,450,000	Series 2025-1A-C	5.26%(a)	07/16/2035	1,460,005
	Mosaic Solar Loans LLC
694,148	Series 2018-1A-A	4.01%(a)	06/22/2043	653,022
895,124	Series 2019-2A-B	3.28%(a)	09/20/2040	799,880

Principal Amount $	Security Description	Rate	Maturity	Value $
	Navient Student Loan Trust
2,646,425	Series 2018-A-B	3.68%(a)	02/18/2042	2,611,108
	NP Railcar Holdings LLC
1,642,429	Series 2016-1A-A1	4.16%(a)	04/20/2046	1,638,640
4,982,952	Series 2019-1A-A2	3.24%(a)	09/20/2049	4,879,964
	Pagaya AI Debt Selection Trust
254,188	Series 2021-2-NOTE	3.00%(a)	01/25/2029	253,183
	Primrose Holdings, Inc.
2,000,000	Series 2025-1A-A2	6.46%(a)	07/30/2055	2,067,608
	QTS Issuer ABS II LLC
5,450,000	Series 2025-1A-B	5.78%(a)	10/05/2055	5,429,573
	Research-Driven Pagaya Motor Asset Trust
1,476,242	Series 2025-1A-A	5.04%(a)	06/27/2033	1,484,618
5,000,000	Series 2025-3A-A2	5.15%(a)	02/27/2034	5,043,803
	Sapphire Aviation Finance Ltd.
2,214,820	Series 2020-1A-A	3.23%(a)	03/15/2040	2,137,979
	Scalelogix Abs Us Issuer LLC
5,730,000	Series 2025-1A-B	6.16%(a)	07/25/2055	5,724,176
	SEB Funding LLC
4,987,500	Series 2021-1A-A2	4.97%(a)	01/30/2052	4,936,517
	SERVPRO Master Issuer LLC
942,500	Series 2019-1A-A2	3.88%(a)	10/25/2049	933,918
	Shenton Aircraft Investment Ltd.
792,249	Series 2015-1A-A	4.75%(a)	10/15/2042	778,960
	SOFI Alternative Trust
419,379	Series 2021-1-PT1	9.72%(a)(c)	05/25/2030	413,714
309,685	Series 2021-2-A	1.25%(a)	08/15/2030	307,999
75,000	Series 2021-2-R1	0.00%(a)(b)(d)	08/15/2030	350,027
	Start Ltd./Bermuda
1,316,388	Series 2019-1-A	4.09%(a)	03/15/2044	1,313,918
	Start/Bermuda
1,424,199	Series 2018-1-A	4.09%(a)	05/15/2043	1,427,444
	Subway Funding LLC
4,466,250	Series 2024-1A-A23	6.51%(a)	07/30/2054	4,672,712
4,962,500	Series 2024-3A-A23	5.91%(a)	07/30/2054	4,961,314
	Sunrun, Inc.
4,083,346	Series 2019-2-A	3.61%(a)	02/01/2055	3,909,256
9,302,844	Series 2020-1A-A	2.21%(a)	07/31/2051	8,603,126
	Switch Ltd.
5,290,000	Series 2024-2A-A2	5.44%(a)	06/25/2054	5,320,089
	Tesla Sustainable Energy Trust
3,600,000	Series 2024-1A-B	5.82%(a)	06/21/2050	3,645,986
	Upgrade Master Pass-Thru Trust
91,194	Series 2021-PT3-A	17.04%(a)(c)	07/15/2027	86,930
377,518	Series 2021-PT4-A	28.34%(a)(c)	08/15/2027	363,971
	Upstart Securitization Trust
513,594	Series 2021-2-C	3.61%(a)	06/20/2031	512,758
727,237	Series 2021-3-C	3.28%(a)	07/20/2031	723,253
5,176,548	Series 2021-4-C	3.19%(a)	09/20/2031	5,130,857
1,617,052	Series 2023-3-A	6.90%(a)	10/20/2033	1,626,041
	USASF Receivables LLC
1,193,573	Series 2021-1A-C	2.20%(a)	05/15/2026	1,021,245
	Vantage Data Centers Holding LLC
1,075,000	Series 2020-2A-A2	1.99%(a)	09/15/2045	1,018,813
	WAVE USA
6,446,105	Series 2019-1-A	3.60%(a)	09/15/2044	6,291,953
	Willis Lease Finance Corp.
4,461,284	Series 2025-A-A	5.58%(a)	06/15/2050	4,572,745
	Total Asset Backed Obligations (Cost $212,368,884)			207,030,786

40	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
BANK LOANS - 2.3%
	1261229 BC Ltd.
384,038	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.41%	10/08/2030	379,356
	AAdvantage Loyalty IP Ltd.
852,613	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	04/20/2028	852,319
598,500	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	05/28/2032	601,867
	ABG Intermediate Holdings 2 LLC
94,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	12/21/2028	93,984
	Acrisure LLC
1,232,637	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	11/06/2030	1,232,064
408,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	06/21/2032	409,317
	Acuris Finance US, Inc.
646,750	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.75%	02/16/2028	647,759
	ADMI Corp.
985,554	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	8.03%	12/23/2027	936,030
	AI Aqua Merger Sub, Inc.
1,619,696	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.28%	07/31/2028	1,624,725
	Alera Group, Inc.
600,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	05/28/2032	602,913
235,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.66%	05/31/2033	242,307
	Allied Universal Holdco LLC
960,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.00% Floor)	7.51%	08/20/2032	964,694
	Allspring Buyer LLC
1,551,729	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.81%	11/01/2030	1,556,291
	Alpha Generation LLC
1,358,837	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	09/30/2031	1,358,667
	Alterra Mountain Co.
75,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	05/31/2030	75,235

Principal Amount $	Security Description	Rate	Maturity	Value $
	Altice France SA
986,034	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor)	9.82%	08/31/2028	956,453
	Amentum Holdings, Inc.
832,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	09/29/2031	832,911
	American Axle & Manufacturing, Inc.
470,000	Senior Secured Term Loan	7.57%(e)	09/20/2032	468,237
	AmWINS Group, Inc.
838,663	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.75% Floor)	6.25%	01/30/2032	839,203
	APi Group DE, Inc.
295,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	01/03/2029	295,123
	Apple Bidco LLC
1,615,930	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	09/23/2031	1,617,586
	Applied Systems, Inc.
330,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	02/23/2032	338,662
	Apro LLC
981,260	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.94%	07/09/2031	981,996
	Ardonagh Group Finco Pty Ltd.
333,247	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	332,276
443,178	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	441,886
41,905	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	41,783
	Arsenal AIC Parent LLC
121,777	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	08/19/2030	121,929
	Ascend Learning LLC
204,578	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	12/11/2028	204,588
1,347,903	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	12/11/2028	1,347,970
	Aspire Bakeries Holdings LLC
689,779	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.66%	12/23/2030	694,735
	Astra Acquisition Corp.
699,785	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 9.99%, 0.75% Floor)	13.19%(f)	10/25/2029	2,796

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	41

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Asurion LLC
295,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.53%	02/03/2028	287,994
539,080	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.51%	08/21/2028	541,401
485,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.53%	01/22/2029	465,365
994,992	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.41%	09/19/2030	992,813
239,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	09/19/2030	238,179
	Aveanna Healthcare LLC
635,000	Senior Secured Term Loan (3 mo. Term SOFR + 3.75%)	7.93%	09/17/2032	635,644
	Bally’s Corp.
715,487	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.51%, 0.50% Floor)	7.84%	10/02/2028	696,706
	Bausch + Lomb Corp.
548,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.17%	09/29/2028	549,486
1,381,538	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.41%	01/15/2031	1,384,128
	BCP Renaissance Parent LLC
978,122	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	10/31/2028	980,772
	BCPE Empire Holdings, Inc.
1,618,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	12/26/2030	1,617,898
	Boots Group Finco LP
470,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.70%	08/30/2032	471,859
	Boxer Parent Co., Inc.
1,669,430	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.20%	07/30/2031	1,668,646
321,046	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.95%	07/30/2032	313,522
	Brand Industrial Services, Inc.
368,746	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.80%	08/01/2030	335,190
	Brown Group Holding LLC
507,107	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	07/01/2031	507,992
182,893	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	07/01/2031	183,212

Principal Amount $	Security Description	Rate	Maturity	Value $
64,822	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	07/01/2031	65,012
87,742	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.95%	07/01/2031	88,000
135,978	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.06%	07/01/2031	136,377
	Burlington Coat Factory Warehouse Corp.
174,121	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	09/19/2031	174,556
	Caesars Entertainment, Inc.
840,732	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.41%	02/06/2031	839,858
	Camelot US Acquisition LLC
19,940	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/31/2031	19,840
940,379	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/31/2031	935,677
218,087	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/31/2031	216,996
560,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	01/31/2031	560,087
	Castle US Holding Corp.
298,263	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.36%, 0.00% Floor)	8.72%	05/31/2030	139,687
	Cengage Learning, Inc.
362,730	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.67%	03/24/2031	362,238
619,360	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.70%	03/24/2031	618,521
	Central Parent LLC
182,369	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	07/06/2029	158,213
	Chariot Buyer LLC
948,103	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	09/08/2032	950,179
	Clarios Global LP
1,524,629	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.82%	05/06/2030	1,527,251
40,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/28/2032	40,075
	Clear Channel Outdoor Holdings, Inc.
403,588	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	8.43%	08/23/2028	404,799

42	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Clearwater Analytics LLC
465,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.25%, 0.00% Floor)	6.46%	04/21/2032	466,744
	Cloud Software Group, Inc.
651,225	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	03/24/2031	654,422
	Clydesdale Acquisition Holdings, Inc.
666,440	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	7.49%	04/13/2029	666,294
	CNT Holdings I Corp.
172,384	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.75% Floor)	6.56%	11/08/2032	172,476
	Colossus Acquireco LLC
1,670,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	07/30/2032	1,661,650
	CommScope LLC
1,581,318	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	9.39%	12/17/2029	1,602,705
0	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	9.39%	12/17/2029	1
	Compass Power Generation LLC
1,433,384	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.57%	04/16/2029	1,445,030
	Construction Partners, Inc.
823,775	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	11/03/2031	826,835
	CoreLogic, Inc.
520,737	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.78%	06/02/2028	521,714
	Cornerstone Building Brands, Inc.
445,973	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.50%	04/12/2028	424,687
123,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.65%	05/15/2031	113,309
	Cornerstone OnDemand, Inc.
280,757	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.03%	10/16/2028	271,151
	Corpay Technologies Operating Co. LLC
198,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	04/28/2028	198,408
	Cotiviti, Inc.
542,368	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.03%	05/01/2031	533,779

Principal Amount $	Security Description	Rate	Maturity	Value $
1,125,088	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.03%	03/29/2032	1,106,805
	CPI Holdco B LLC
960,101	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	05/19/2031	960,100
	CPPIB OVM Member US LLC
485,350	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	08/20/2031	487,056
	Creative Artists Agency LLC
104,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	10/01/2031	104,801
	Crosby US Acquisition Corp.
413,219	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.66%	08/16/2029	415,416
	Crown Finance US, Inc.
998,684	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.78%	12/02/2031	997,875
	CSC Holdings LLC
616,387	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	8.75%	04/15/2027	597,896
394,092	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.65%	01/18/2028	392,537
	Cube A&D Buyer, Inc.
905,450	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	10/20/2031	910,543
	Curium Bidco Sarl
61,218	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.00%	08/07/2031	61,320
204,540	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.00%	08/07/2031	204,880
137,777	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.00%	08/07/2031	138,006
	Cyborg Oldco DC Holdings, Inc.
358,331	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.35%(b)(f)	05/01/2026	—
	Deep Blue Operating I LLC
545,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	6.89%	09/17/2032	546,362
	Dexko Global, Inc.
535,290	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.18%	10/04/2028	528,661
	DG Investment Intermediate Holdings 2, Inc.
1,456,831	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.91%	07/12/2032	1,463,510

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	43

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
130,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.66%	07/29/2033	129,675
	Directv Financing LLC
60,091	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.75% Floor)	9.57%	08/02/2027	60,208
323,418	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.82%	08/02/2029	324,378
	Dynasty Acquisition Co., Inc.
185,972	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	10/31/2031	186,254
488,928	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	10/31/2031	489,668
	EAB Global, Inc.
580,896	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	08/16/2030	567,462
	Eagle Parent Corp.
89,123	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.25%	04/02/2029	89,179
89,123	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.25%	04/02/2029	89,179
924,565	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.25%	04/02/2029	925,142
	Ecovyst Catalyst Technologies LLC
647,884	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.31%	06/12/2031	648,189
249,898	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.31%	06/12/2031	250,015
	Edelman Financial Engines Center LLC
791,015	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	04/07/2028	792,463
465,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.41%	10/06/2028	466,597
	EG America LLC
622,668	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.70%	02/07/2028	627,058
	Eisner Advisory Group LLC
909,596	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.16%	02/28/2031	916,209
	Element Materials Technology Group US Holdings, Inc.
1,142,441	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.68%, 0.50% Floor)	7.68%	06/25/2029	1,151,546
	Ellucian Holdings, Inc.
55,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.91%	11/22/2032	56,421

Principal Amount $	Security Description	Rate	Maturity	Value $
	Emrld Borrower LP
811,815	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	08/04/2031	809,177
	Enviri Corp.
821,621	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.53%	03/10/2028	821,966
	Fertitta Entertainment LLC/NV
998,679	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	01/29/2029	998,370
	Finastra USA, Inc.
290,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.04%	09/15/2032	289,120
	FinThrive Software Intermediate Holdings, Inc.
63,367	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.00%	12/18/2028	61,644
106,410	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	8.25%	12/18/2028	91,845
	First Eagle Holdings, Inc.
281,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.71%	08/16/2032	279,510
	Flutter Financing BV
463,838	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.50% Floor)	6.00%	06/04/2032	464,065
	Focus Financial Partners LLC
1,636,188	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	09/15/2031	1,638,429
	Fortrea Holdings, Inc.
59,794	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.06%	07/01/2030	55,572
	Freeport LNG Investments LLLP
771,155	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	12/21/2028	772,466
	Froneri US, Inc.
1,650,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.72%	07/16/2032	1,648,490
	Gainwell Acquisition Corp.
1,354,276	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	8.10%	10/01/2027	1,335,316
	Garda World Security Corp.
971,763	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.17%	02/01/2029	974,193
	GBT US III LLC
550,838	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.81%	07/28/2031	552,683

44	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Gen Digital, Inc.
1,017,450	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	04/16/2032	1,014,398
	GFL ES US LLC
1,275,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.67%	03/03/2032	1,276,275
	GIP Pilot Acquisition Partners LP
452,982	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.29%	10/04/2030	453,265
	Gogo Intermediate Holdings LLC
503,734	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	8.03%	04/28/2028	500,860
	Golden State Foods LLC
734,264	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.00%	12/04/2031	736,992
	Graham Packaging Co., Inc.
980,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	08/04/2027	981,103
	Grant Thornton Advisors LLC
896,659	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	05/30/2031	892,359
293,082	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	05/30/2031	292,994
	Great Outdoors Group LLC
452,578	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.75% Floor)	7.41%	01/23/2032	452,917
	Green Infrastructure Partners, Inc.
1,390,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.75%	09/24/2032	1,393,044
	Hamilton Projects Acquiror LLC
390,862	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	05/30/2031	392,572
	Herc Holdings, Inc.
220,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.25%	06/02/2032	221,347
	Hexion Holdings Corp.
844,690	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.14%	03/15/2029	844,542
	Hightower Holding LLC
1,683,830	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.75% Floor)	7.07%	02/03/2032	1,684,891
	HomeServe USA Holding Corp.
462,950	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.14%	10/21/2030	462,420

Principal Amount $	Security Description	Rate	Maturity	Value $
	Hunter Douglas, Inc.
592,487	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	01/20/2032	594,021
	Husky Injection Molding Systems Ltd.
405,188	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.92%	02/15/2029	406,762
405,188	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	8.05%	02/15/2029	406,762
	iHeartCommunications, Inc.
248,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	10.05%	05/01/2029	217,420
	INEOS US Finance LLC
1,013,640	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	02/19/2030	921,145
	INEOS US Petrochem LLC
252,685	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.67%	03/29/2029	229,521
560,763	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.41%	10/07/2031	485,528
	ION Platform Finance US, Inc.
1,035,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	7.89%	09/30/2032	1,025,450
	ION Trading Technologies Sarl
338,673	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	04/03/2028	339,044
	Iron Mountain, Inc.
1,261,789	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	01/31/2031	1,264,155
	Kaman Corp.
69,990	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	69,846
69,821	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	69,677
95,954	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	95,756
84,403	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	84,230
287,861	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	287,269
209,462	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	209,032
253,210	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	252,690
209,969	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	209,538

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	45

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
11,296	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%	02/26/2032	11,272
	Kenan Advantage Group, Inc.
841,738	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	01/25/2029	832,529
	Lavender US HoldCo 1, Inc.
425,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.41%	09/27/2032	425,797
	LBM Acquisition LLC
984,589	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.99%	06/06/2031	962,711
	LC Ahab US Bidco LLC
1,248,529	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	05/01/2031	1,249,702
	Life Time, Inc.
577,100	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.25%	11/05/2031	577,311
	LifePoint Health, Inc.
1,034,958	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.07%	05/19/2031	1,034,368
	Lightning Power LLC
747,450	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.25%	08/18/2031	747,779
	Lumen Technologies, Inc.
1,311,248	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.46%, 2.00% Floor)	6.63%	04/16/2029	1,304,876
	Madison IAQ LLC
1,423,631	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	06/21/2028	1,426,464
413,963	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	7.45%	05/06/2032	416,457
	Madison Safety & Flow LLC
396,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	09/26/2031	397,852
	McAfee Corp.
661,540	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.22%	03/01/2029	633,838
	Meade Pipeline Co. LLC
525,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	6.00%	09/22/2032	525,328
	MH Sub I LLC
1,078,856	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	8.41%	12/31/2031	995,245

Principal Amount $	Security Description	Rate	Maturity	Value $
	Michaels Cos., Inc.
431,756	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.51%, 0.75% Floor)	8.51%	04/17/2028	408,866
	Mister Car Wash Holdings, Inc.
197,164	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	03/27/2031	197,798
	Mitchell International, Inc.
981,930	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	06/17/2031	982,141
165,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.41%	06/17/2032	163,886
	MITER Brands Acquisition Holdco, Inc.
651,704	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%	03/28/2031	654,917
	Motion Finco Sarl
261,682	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.50%	11/30/2029	235,710
	MX Holdings US, Inc.
249,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	03/17/2032	249,998
	Natgasoline LLC
321,124	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.50%	03/29/2030	325,807
	NEP Group, Inc.
832,985	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.36% + 1.50% PIK, 0.00% Floor)	7.71%	08/19/2026	830,557
48,507	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.36% + 1.50% PIK, 0.00% Floor)	7.71%	08/19/2026	48,366
	Newfold Digital Holdings Group, Inc.
344,772	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.93%, 0.75% Floor)	7.84%	02/10/2028	181,609
	Nexstar Media, Inc.
680,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	06/28/2032	679,939
	NGL Energy Operating LLC
590,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	7.82%	02/03/2031	591,475
	NRG Energy, Inc.
952,582	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.06%	04/16/2031	953,745
	OneDigital Borrower LLC
973,222	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%	07/02/2031	974,458
166,276	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	9.41%	07/02/2032	168,042

46	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Ontario Gaming GTA LP
656,418	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.24%	08/01/2030	642,059
	Opal US LLC
1,365,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	04/23/2032	1,370,290
	Ovg Business Services LLC
726,332	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	06/25/2031	726,786
	Par Petroleum LLC
268,131	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.03%	02/28/2030	268,160
	PetSmart LLC
480,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.14%	08/18/2032	473,402
	Pinnacle Buyer LLC
209,677	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.75%	09/13/2032	210,201
	Polaris Newco LLC
670,646	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.11%, 0.50% Floor)	8.57%	06/05/2028	647,780
	Pregis TopCo LLC
493,587	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.16%	02/01/2029	497,545
	Pretium PKG Holdings, Inc.
275,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.01%, 0.50% Floor)	11.24%	10/01/2029	29,906
	Pretzel Parent T/L B
254,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.82%	10/01/2031	254,439
	Prime Security Services Borrower LLC
832,907	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.00%	03/08/2032	826,336
	Project Aurora US Finco, Inc.
310,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	6.89%	09/27/2032	310,969
	Proofpoint, Inc.
75,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	08/31/2028	75,388
	Qnity Electronics, Inc.
1,200,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	6.25%	08/12/2032	1,201,500
	Quikrete Holdings, Inc.
636,963	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	03/19/2029	638,074

Principal Amount $	Security Description	Rate	Maturity	Value $
172,385	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	04/14/2031	172,527
840,775	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	02/10/2032	841,204
	Radiology Partners, Inc.
955,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.50%	06/30/2032	954,503
	RealPage, Inc.
461,395	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	7.26%	04/24/2028	460,782
338,300	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.75%	04/24/2028	339,802
	Resideo Funding, Inc.
805,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.04%	08/13/2032	806,260
	Sabre GLBL, Inc.
128,886	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.78%	12/17/2027	122,711
252,482	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.78%	12/17/2027	240,384
163,623	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.00% Floor)	10.26%	11/15/2029	155,442
214,721	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.42%	11/15/2029	203,180
	Savor Acquisition, Inc.
638,056	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.32%	02/19/2032	642,593
	Sedgwick Claims Management Services, Inc.
1,113,771	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	07/31/2031	1,113,598
	Sgh2 LLC
485,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.51%	08/18/2032	486,212
	Signia Aerospace LLC
519,521	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	12/11/2031	521,145
634,971	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	12/11/2031	636,955
22,561	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.06%	12/11/2031	22,632
	Six Flags Entertainment Corp.
644,453	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	05/01/2031	641,231

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	47

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Southern Veterinary Partners LLC
210,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.82%	12/04/2031	209,848
	Staples, Inc.
436,049	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	10.05%	09/10/2029	414,611
	Starwood Property Mortgage LLC
371,397	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	01/02/2030	372,095
350,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.41%	09/24/2032	350,985
	Stonepeak Bayou Holdings LP
360,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.14%	09/24/2032	360,000
	StubHub Holdco Sub LLC
756,791	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.91%	03/15/2030	752,061
	Team Health Holdings, Inc.
528,675	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	06/30/2028	528,345
	Tecta America Corp.
827,925	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	02/18/2032	832,065
	Tiger Acquisition LLC
816,814	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.64%	08/23/2032	815,209
	TKO Worldwide Holdings LLC
249,375	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.04%	11/21/2031	250,033
	Townsquare Media, Inc.
232,044	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.19%	02/19/2030	206,229
	Trans Union LLC
419,688	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	06/24/2031	419,820
	TransDigm, Inc.
930,600	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	01/20/2032	931,196
970,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	08/13/2032	970,048
	Trident TPI Holdings, Inc.
336,385	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.75%	09/18/2028	330,954

Principal Amount $	Security Description	Rate	Maturity	Value $
	TRQ Sales LLC
215,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.61%	08/13/2032	215,404
	Trucordia Insurance Holdings LLC
745,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	06/17/2032	747,794
	UKG, Inc.
1,615,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.81%	02/10/2031	1,615,218
	United Natural Foods, Inc.
356,920	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.07%	05/01/2031	359,449
	United Talent Agency LLC
341,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.65%	06/10/2032	344,112
	Univision Communications, Inc.
738,846	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	06/25/2029	740,578
	Veritiv Operating Co.
317,694	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.00%	11/29/2030	314,936
	Vestis Corp.
636,719	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.45%	02/24/2031	601,699
	Victory Capital Holdings, Inc.
175,000	Senior Secured Term Loan (3 mo. Term SOFR + 2.00%)	6.01%	09/23/2032	174,891
	Victra Holdings LLC
899,292	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.75%	03/29/2029	902,246
	Virgin Media Bristol LLC
783,482	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.37%	03/31/2031	773,689
	Virtus Investment Partners, Inc.
295,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	6.39%	09/27/2032	295,369
	Voyager Parent LLC
834,004	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.75%	07/01/2032	836,719
135,996	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.75%	07/01/2032	136,438
	VT Topco, Inc.
332,154	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	08/09/2030	322,502

48	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Wand NewCo 3, Inc.
976,315	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	01/30/2031	974,133
	WaterBridge Midstream Operating LLC
494,541	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.00% Floor)	9.03%	06/27/2029	495,809
	Whatabrands LLC
1,671,579	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	08/03/2028	1,674,772
	White Cap Supply Holdings LLC
978,910	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.42%	10/29/2029	980,217
	WhiteWater Matterhorn Holdings LLC
185,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.31%	06/16/2032	185,116
	X Corp.
835,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.96%	10/29/2029	820,271
	Zayo Group Holdings, Inc.
276,031	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11%, 0.00% Floor)	7.43%	03/09/2027	272,863
477,850	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.18%, 0.50% Floor)	8.49%	03/09/2027	479,427
	Zelis Payments Buyer, Inc.
823,775	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	11/26/2031	824,805
	Ziggo Financing Partnership
1,025,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.98%	04/28/2028	1,023,539
	Total Bank Loans (Cost $156,789,678)			155,587,456

COLLATERALIZED LOAN OBLIGATIONS - 2.7%
	Anthelion CLO
1,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82%(a)	07/20/2036	1,004,519
	Bain Capital Credit CLO
500,000	Series 2024-4A-D1 (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.42%(a)	10/23/2037	506,092
5,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.66%(a)	01/21/2038	5,017,591
	Battalion CLO Ltd.
3,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.74%(a)	10/15/2037	3,012,777
	Birch Grove CLO
10,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.74%(a)	10/20/2037	10,041,908
	BlueMountain CLO Ltd.
2,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.57%(a)	11/15/2030	2,008,519

Principal Amount $	Security Description	Rate	Maturity	Value $
2,400,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.59%(a)	10/20/2030	2,406,902
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.18%(a)	07/20/2037	2,544,223
	Canyon Capital CLO Ltd.
2,500,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.58%(a)	07/15/2030	2,508,036
2,750,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.32%(a)	01/30/2031	2,767,186
	Canyon CLO
1,000,000	Series 2021-3A-DR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.17%(a)	07/15/2034	1,010,895
	Carlyle Global Market Strategies
5,000,000	Series 2021-8A-A1R (3 mo. Term SOFR + 1.27%, 1.27% Floor)	5.25%(a)	10/15/2038	5,017,500
1,000,000	Series 2022-5A-D1R (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.47%(a)	10/15/2037	1,012,949
	Cathedral Lake CLO Ltd.
6,000,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.21%(a)	01/20/2035	6,012,481
5,000,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	8.01%(a)	01/20/2035	5,024,429
	Crown City CLO
5,000,000	Series 2020-1A-A1RR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.53%(a)	07/20/2038	5,019,985
	Empower CLO Ltd.
2,000,000	Series 2023-2A-AR (3 mo. Term SOFR + 1.32%, 1.32% Floor)	5.61%(a)	10/15/2038	2,008,252
	Generate CLO Ltd.
2,500,000	Series 2023-12A-AR (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.61%(a)	07/20/2038	2,506,580
2,000,000	Series 2023-13A-A1 (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.13%(a)	01/20/2037	2,005,577
	Jamestown CLO Ltd.
2,000,000	Series 2019-1A-ARR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.60%(a)	03/20/2038	2,008,984
	Katayma CLO Ltd.
2,190,000	Series 2023-1A-A1 (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.33%(a)	10/20/2036	2,197,867
	LCM LP
2,000,000	Series 25A-D (3 mo. Term SOFR + 3.71%, 0.00% Floor)	8.04%(a)	07/20/2030	2,009,492
3,250,000	Series 28A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)	7.54%(a)	10/20/2030	3,254,961
4,000,000	Series 30A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.59%(a)	04/20/2031	4,009,352
	LCM XIII LP
4,000,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	7.34%(a)	07/20/2031	4,082,295
	Madison Park Funding Ltd.
1,000,000	Series 2023-63A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.73%(a)	07/21/2038	1,004,866

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	49

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Marble Point CLO
7,500,000	Series 2020-3A-AR2 (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.44%(a)	10/19/2038	7,526,397
1,500,000	Series 2022-2A-BR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.18%(a)	10/20/2036	1,502,010
	Menlo CLO Ltd.
3,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	01/20/2038	3,015,418
	Octagon Investment Partners Ltd.
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.58%(a)	07/17/2030	2,004,711
10,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.53%(a)	07/15/2030	10,091,149
3,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.94%(a)	01/20/2035	3,509,962
	Octagon Investment Partners XXII LLC
2,500,000	Series 2014-1A-ERR (3 mo. Term SOFR + 5.71%, 5.71% Floor)	10.04%(a)	01/22/2030	2,423,477
	OFSI Fund Ltd.
1,000,000	Series 2022-11A-BR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	7.13%(a)	10/18/2035	1,001,050
	Park Blue CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	10/20/2037	5,022,099
	Peace Park CLO Ltd.
5,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.41%(a)	10/20/2038	5,016,770
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.53%(a)	07/26/2031	1,002,502
7,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.88%(a)	07/15/2034	6,861,960
7,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.08%(a)	10/25/2034	6,668,288
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.94%(a)	07/20/2034	2,001,107
4,000,000	Series 2020-3A-D (3 mo. Term SOFR + 3.91%, 3.65% Floor)	8.23%(a)	01/25/2032	3,976,395
1,250,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.83%(a)	10/25/2034	1,223,966
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.98%(a)	10/25/2034	979,729
	Storm King Park CLO Ltd.
1,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68%(a)	10/15/2037	1,003,669
	Symphony CLO Ltd.
3,000,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.63%(a)	10/15/2031	3,013,113
	Trestles LLC
10,000,000	Series 2025-8A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.63%(a)	06/11/2035	10,020,200
	Trimaran CAVU LLC
5,000,000	Series 2021-3A-D (3 mo. Term SOFR + 4.04%, 3.78% Floor)	8.37%(a)	01/18/2035	5,020,219

Principal Amount $	Security Description	Rate	Maturity	Value $
	Upland CLO
1,000,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.49%(a)	04/20/2031	998,682
	Voya CLO Ltd.
4,000,000	Series 2018-2A-D (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.33%(a)	07/15/2031	4,024,911
	Wind River CLO Ltd.
1,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.33%(a)	01/15/2031	927,792
3,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.99%(a)	10/22/2031	3,010,648
3,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	8.31%(a)	04/18/2036	3,008,146
4,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.48%(a)	07/15/2030	4,022,872
2,000,000	Series 2021-1A-D1R (3 mo. Term SOFR + 3.95%, 3.95% Floor)	8.28%(a)	07/20/2037	2,024,763
	Total Collateralized Loan Obligations (Cost $180,536,784)			180,906,223

FOREIGN CORPORATE BONDS - 5.4%
2,210,487	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	2,245,241
1,900,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	1,792,786
1,300,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	1,194,539
1,200,000	Adani International Container Terminal Pvt Ltd.	3.00%(a)	02/16/2031	1,104,947
2,720,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	2,504,548
700,000	Adani Ports & Special Economic Zone Ltd.	4.20%	08/04/2027	692,613
1,800,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	1,759,695
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	1,069,355
1,252,500	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%	10/15/2039	1,067,565
1,800,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	1,784,538
2,008,550	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	1,825,755
3,270,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	3,349,413
4,598,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (5 yr. CMT Rate + 2.72%)	6.95%	03/10/2055	4,815,222
2,600,000	AES Espana BV	5.70%(a)	05/04/2028	2,536,729
1,000,000	Agrosuper SA	4.60%	01/20/2032	969,001
812,497	AL Candelaria Spain SA	7.50%	12/15/2028	826,719
3,200,000	AL Candelaria Spain SA	5.75%(a)	06/15/2033	2,910,624
1,650,000	AL Candelaria Spain SA	5.75%	06/15/2033	1,500,790
800,000	Altice Financing SA	5.00%(a)	01/15/2028	622,680
1,660,000	Altice France SA	5.50%(a)	10/15/2029	1,444,094
2,400,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	2,322,918
2,584,000	ArcelorMittal SA	6.00%	06/17/2034	2,760,797
1,305,000	Ardonagh Finco Ltd.	7.75%(a)	02/15/2031	1,366,555
1,500,000	Aris Mining Corp.	8.00%(a)	10/31/2029	1,560,698
3,750,000	Ashtead Capital, Inc.	5.55%(a)	05/30/2033	3,870,326
4,164,000	Aspen Insurance Holdings Ltd.	5.75%	07/01/2030	4,361,894
4,349,000	Avolon Holdings Funding Ltd.	5.75%(a)	03/01/2029	4,504,822
5,211,000	Avolon Holdings Funding Ltd.	5.75%(a)	11/15/2029	5,416,426
2,500,000	Banco Continental SAECA	2.75%	12/10/2025	2,492,124

50	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
1,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(g)	04/22/2031	1,302,615
1,500,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13%(a)	07/02/2035	1,558,563
2,000,000	Banco de Bogota SA	6.25%	05/12/2026	2,025,796
3,600,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	3,542,695
600,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%	01/28/2031	599,659
200,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%	04/16/2031	199,618
2,937,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	2,932,595
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%(a)	04/30/2035	1,446,550
2,200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%(g)	01/10/2028	2,258,665
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(a)(g)	06/27/2029	204,596
1,800,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38%(a)(g)	05/20/2031	1,897,560
4,875,000	Barclays PLC (SOFR + 1.83%)	5.86%	08/11/2046	5,011,707
4,780,000	BAT Capital Corp.	5.63%	08/15/2035	4,969,642
4,331,000	BAT Capital Corp.	4.54%	08/15/2047	3,634,181
1,200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	1,203,373
2,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	2,618,390
2,894,000	Bell Telephone Co. of Canada or Bell Canada (5 yr. CMT Rate + 2.39%)	6.88%	09/15/2055	3,006,229
1,200,000	Belron UK Finance PLC	5.75%(a)	10/15/2029	1,216,727
3,073,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	3,072,454
1,400,000	Braskem Idesa SAPI	6.99%	02/20/2032	832,185
1,000,000	Braskem Netherlands Finance BV	4.50%	01/31/2030	377,610
4,070,000	Brookfield Asset Management Ltd.	6.08%	09/15/2055	4,226,149
596,947	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(a)	02/15/2039	646,036
4,485,000	CaixaBank SA (SOFR + 2.26%)	6.04%(a)	06/15/2035	4,768,536
2,800,000	Canacol Energy Ltd.	5.75%	11/24/2028	969,500
4,895,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%	01/13/2031	5,056,588
2,100,000	CAP SA	3.90%(a)	04/27/2031	1,727,726
3,500,000	CAP SA	3.90%	04/27/2031	2,879,543
5,151,000	CCL Industries, Inc.	3.05%(a)	06/01/2030	4,844,793
3,100,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(g)	06/08/2026	3,089,350
500,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20%(a)(g)	06/10/2030	523,375
1,000,000	Cencosud SA	4.38%	07/17/2027	1,001,853
4,546,945	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	4,109,301
500,000	Cosan Luxembourg SA	5.50%	09/20/2029	493,870
3,731,000	Cosan Overseas Ltd.	8.25%(g)	12/29/2049	3,747,975
5,038,000	Credit Agricole SA (SOFR + 1.36%)	4.82%(a)	09/25/2033	5,008,681

Principal Amount $	Security Description	Rate	Maturity	Value $
2,200,000	CSN Resources SA	5.88%	04/08/2032	1,872,106
4,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	4,646,040
3,810,000	Diageo Investment Corp.	5.13%	08/15/2030	3,949,283
618,361	Digicel Group Holdings Ltd.	0.00%(a)(b)	12/31/2030	28,007
1,782,268	Digicel Group Holdings Ltd.	0.00%(a)(b)	12/31/2030	11,502
4,604,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	4,878,173
4,720,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	4,817,086
1,117,080	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,106,970
1,200,000	Empresas Publicas de Medellin ESP	4.38%	02/15/2031	1,120,432
2,345,000	Enel Finance International NV	4.13%(a)	09/30/2028	2,339,294
1,977,000	Enel Finance International NV	5.13%(a)	06/26/2029	2,025,911
400,000	EQUATE Petrochemical Co. KSC	4.25%	11/03/2026	399,290
348,674	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	353,926
724,050	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	764,959
1,600,000	Freeport Indonesia PT	4.76%	04/14/2027	1,611,328
1,031,000	Frigorifico Concepcion SA	7.70%	07/21/2028	766,394
1,175,000	Froneri Lux FinCo SARL	6.00%(a)	08/01/2032	1,177,831
353,296	Galaxy Pipeline Assets Bidco Ltd.	2.94%	09/30/2040	300,625
1,295,000	Garda World Security Corp.	4.63%(a)	02/15/2027	1,286,340
1,125,000	Garda World Security Corp.	8.25%(a)	08/01/2032	1,167,191
700,000	GCC SAB de CV	3.61%	04/20/2032	643,692
1,290,000	GGAM Finance Ltd.	6.88%(a)	04/15/2029	1,340,969
2,075,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	2,146,355
564,960	GNL Quintero SA	4.63%	07/31/2029	566,193
2,100,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	2,202,527
700,000	Gran Tierra Energy, Inc.	9.50%(a)	10/15/2029	593,022
1,460,000	Grifols SA	4.75%(a)	10/15/2028	1,419,532
1,870,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(a)	02/15/2029	1,956,845
2,700,000	InRetail Consumer	3.25%	03/22/2028	2,627,758
2,400,000	InRetail Shopping Malls	5.75%	04/03/2028	2,409,917
2,100,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	2,090,021
200,000	Intercorp Peru Ltd.	3.88%	08/15/2029	194,196
133,163	Interoceanica IV Finance Ltd. Series 2007	0.00%(b)	11/30/2025	131,165
1,192,690	Invepar Holdings	0.00%(b)(f)	12/30/2028	—
500,000	Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)	6.70%(a)	12/09/2057	512,000
600,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%	04/15/2031	594,660
3,822,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.75%	12/01/2031	3,618,481
3,337,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	3,163,776
923,000	JSW Hydro Energy Ltd.	4.13%(a)	05/18/2031	875,087
2,600,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	2,612,902
1,791,784	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	1,735,316
5,817,000	Lloyds Banking Group PLC (1 yr. CMT Rate + 1.60%)	6.07%	06/13/2036	6,109,085
2,512,000	Macquarie Airfinance Holdings Ltd.	5.20%(a)	03/27/2028	2,555,540
2,330,000	Macquarie Airfinance Holdings Ltd.	6.40%(a)	03/26/2029	2,454,648
619,000	Macquarie Airfinance Holdings Ltd.	5.15%(a)	03/17/2030	627,902
492,000	Macquarie Airfinance Holdings Ltd.	6.50%(a)	03/26/2031	527,792
955,000	Mattamy Group Corp.	4.63%(a)	03/01/2030	922,618
500,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	501,866

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	51

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,325,000	Merlin Entertainments Group US Holdings, Inc.	7.38%(a)	02/15/2031	1,142,935
2,550,000	Mexarrend SAPI de CV	10.25%(a)(f)	07/24/2026	19,125
1,316,616	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	1,345,474
1,170,000	Millicom International Cellular SA	5.13%	01/15/2028	1,166,926
1,980,000	Millicom International Cellular SA	6.25%	03/25/2029	1,999,721
400,000	Minerva Luxembourg SA	5.88%	01/19/2028	400,504
1,100,000	Minerva Luxembourg SA	8.88%(a)	09/13/2033	1,208,673
800,000	Minerva Luxembourg SA	8.88%	09/13/2033	879,035
2,200,000	Minsur SA	4.50%	10/28/2031	2,110,762
1,931,162	Mong Duong Finance Holdings BV	5.13%	05/07/2029	1,912,436
1,500,000	Movida Europe SA	7.85%	04/11/2029	1,434,450
800,000	Movida Europe SA	7.85%(a)	04/11/2029	765,040
3,954,528	MV24 Capital BV	6.75%	06/01/2034	3,928,657
5,640,000	Nationwide Building Society (SOFR + 1.65%)	5.54%(a)	07/14/2036	5,802,219
5,786,000	NatWest Group PLC (1 yr. CMT Rate + 1.05%)	5.12%	05/23/2031	5,935,114
600,000	Nexa Resources SA	6.50%	01/18/2028	616,821
480,000	Nissan Motor Co. Ltd.	4.35%(a)	09/17/2027	471,305
510,000	Nissan Motor Co. Ltd.	4.81%(a)	09/17/2030	480,769
475,000	Nissan Motor Co. Ltd.	7.75%(a)	07/17/2032	503,029
3,932,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.85%	08/19/2032	3,939,317
1,200,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	1,194,007
1,265,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%(a)	08/01/2030	1,257,940
3,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	3,212,511
600,000	Periama Holdings	5.95%	04/19/2026	602,350
1,725,230	Peru LNG Srl	5.38%	03/22/2030	1,656,891
4,528,778	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	4,624,438
1,200,000	Raizen Fuels Finance SA	5.70%	01/17/2035	1,106,220
1,000,000	Reliance Industries Ltd.	3.67%	11/30/2027	989,237
9,281,000	Renesas Electronics Corp.	2.17%(a)	11/25/2026	9,047,364
2,876,000	Rio Tinto Finance USA PLC	5.75%	03/14/2055	2,961,959
4,080,999	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	3,114,516
800,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	861,960
900,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%	08/02/2028	861,287
400,000	Sasol Financing USA LLC	4.38%	09/18/2026	398,228
200,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10%(a)	10/01/2035	208,388
1,205,000	Seaspan Corp.	5.50%(a)	08/01/2029	1,162,964
1,100,000	Simpar Europe SA	5.20%	01/26/2031	917,620
13,344,000	SK Hynix, Inc.	4.25%(a)	09/11/2028	13,341,901
4,751,000	Smurfit Kappa Treasury ULC	5.20%	01/15/2030	4,895,498
5,116,000	Societe Generale SA (SOFR + 1.73%)	5.44%(a)	10/03/2036	5,107,739
2,847,000	Suzano Netherlands BV	5.50%	01/15/2036	2,851,626
239,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	238,281
4,849,000	TELUS Corp. (5 yr. CMT Rate + 2.71%)	7.00%	10/15/2055	5,118,420
1,267,917	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	1,249,374
1,000,000	TK Elevator US Newco, Inc.	5.25%(a)	07/15/2027	997,229
500,000	Transelec SA	3.88%	01/12/2029	490,465
1,847,000	Triton Container International Ltd. / TAL International Container Corp.	3.25%	03/15/2032	1,650,339
785,000	Trivium Packaging Finance BV	8.25%(a)	07/15/2030	838,065
5,049,000	UBS Group AG (SOFR + 1.34%)	5.01%(a)	03/23/2037	5,026,684
487,000	Ultrapar International SA	5.25%	10/06/2026	486,143
62,116	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%	12/31/2027	47,829
44,227	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(a)	12/31/2027	34,055

Principal Amount $	Security Description	Rate	Maturity	Value $
50,179	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(a)	12/31/2028	9,283
215,781	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%	12/31/2028	39,919
262,805	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%	12/31/2044	7,884
2,400,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	2,371,163
3,400,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	3,317,141
1,875,000	Vale Overseas Ltd.	6.40%	06/28/2054	1,929,229
1,105,000	Vallourec SACA	7.50%(a)	04/15/2032	1,178,720
1,600,000	Vamos Europe SA	9.20%(a)	01/26/2031	1,587,600
4,771,000	Videotron Ltd.	5.70%(a)	01/15/2035	4,864,537
450,000	Wipro IT Services LLC	1.50%	06/23/2026	440,926
800,000	Yinson Bergenia Production BV	8.50%(a)	01/31/2045	859,597
400,000	Ziggo BV	4.88%(a)	01/15/2030	377,893
	Total Foreign Corporate Bonds (Cost $365,215,170)			361,032,385

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.1%
5,400,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(g)	10/15/2025	5,418,495
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%(a)	05/07/2030	207,642
700,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	684,810
1,800,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	1,787,698
2,996,719	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	2,458,058
1,800,000	Chile Electricity Lux Mpc II Sarl	5.67%(a)	10/20/2035	1,858,496
358,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	376,625
10,700,000	Colombia Government International Bond	4.13%	05/15/2051	6,982,285
400,000	Comision Federal de Electricidad	3.35%	02/09/2031	360,722
1,300,000	Comision Federal de Electricidad	6.45%(a)	01/24/2035	1,326,636
1,550,000	Dominican Republic International Bond	5.50%	02/22/2029	1,585,262
1,250,000	Dominican Republic International Bond	4.50%	01/30/2030	1,227,625
9,000,000	Ecopetrol SA	5.88%	11/02/2051	6,673,518
1,584,812	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%	01/31/2041	1,694,798
1,584,812	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	1,694,798
1,000,000	Guatemala Government Bond	4.50%	05/03/2026	997,500
700,000	Guatemala Government Bond	4.38%	06/05/2027	696,500
800,000	Guatemala Government Bond	4.88%	02/13/2028	803,340
1,800,000	Guatemala Government Bond	5.25%	08/10/2029	1,819,350
1,400,000	Guatemala Government Bond	5.38%	04/24/2032	1,411,902
4,283,246	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	4,424,383
2,800,000	Mexico Government International Bond	4.40%	02/12/2052	2,098,040
7,000,000	Mexico Government International Bond	6.34%	05/04/2053	6,823,250
2,600,000	Morocco Government International Bond	2.38%	12/15/2027	2,494,127

52	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
300,000	Morocco Government International Bond	5.95%	03/08/2028	311,392
1,600,000	Morocco Government International Bond	3.00%	12/15/2032	1,417,296
600,000	Morocco Government International Bond	4.00%	12/15/2050	441,656
600,000	OCP SA	4.50%	10/22/2025	600,522
3,300,000	OCP SA	6.75%	05/02/2034	3,591,160
943,000	Paraguay Government International Bond	4.70%	03/27/2027	952,364
2,900,000	Pertamina Persero PT	1.40%	02/09/2026	2,866,605
2,800,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	2,791,905
1,800,000	Petrobras Global Finance BV	5.13%	09/10/2030	1,781,262
600,000	Petroleos Mexicanos	6.75%	09/21/2047	495,559
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $75,461,766)			71,155,581

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 4.9%
	Arbor Multifamily Mortgage Securities Trust
22,775,500	Series 2021-MF2-XB	0.86%(a)(c)(h)	06/15/2054	897,211
	AREIT Ltd.
4,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.69%(a)	05/17/2041	4,006,472
	AREIT Trust
5,650,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.53%(a)	12/17/2029	5,679,973
	Banc of America Re-Remic Trust
2,638,666	Series 2016-ISQ-C	3.73%(a)(c)	08/14/2034	968,104
	BANK
4,004,334	Series 2017-BNK8-XA	0.84%(c)(h)	11/15/2050	43,771
1,005,000	Series 2020-BN28-AS	2.14%	03/15/2063	884,118
1,910,000	Series 2021-BN32-A4	2.35%	04/15/2054	1,744,379
4,009,000	Series 2021-BN35-A5	2.29%	06/15/2064	3,547,769
3,109,000	Series 2021-BN37-C	3.21%(c)	11/15/2064	2,560,272
5,600,000	Series 2022-BNK39-AS	3.18%	02/15/2055	5,050,093
2,682,000	Series 2022-BNK39-E	2.50%(a)	02/15/2055	1,783,792
163,468,704	Series 2025-BNK50-XA	0.54%(c)(h)	05/15/2068	4,674,616
	BANK5 Trust
5,608,000	Series 2024-5YR10-AS	5.64%	10/15/2057	5,747,393
4,810,000	Series 2024-5YR6-A3	6.23%	05/15/2057	5,083,430
5,478,000	Series 2024-5YR9-A3	5.61%	08/15/2057	5,705,365
3,280,000	Series 2025-5YR15-AS	5.76%	07/15/2058	3,404,990
	BBCMS Trust
4,526,000	Series 2021-C12-A5	2.69%	11/15/2054	4,042,819
5,364,000	Series 2022-C14-A5	2.95%(c)	02/15/2055	4,853,140
5,785,000	Series 2022-C16-A5	4.60%(c)	06/15/2055	5,740,631
5,500,000	Series 2024-5C29-A3	5.21%	09/15/2057	5,650,257
3,260,000	Series 2025-5C34-A3	5.66%	05/15/2058	3,419,770
3,714,000	Series 2025-5C36-A3	5.52%	08/15/2058	3,880,084
2,500,000	Series 2025-5C37-A3	5.02%	09/15/2058	2,558,046
2,862,000	Series 2025-5C37-AS	5.38%(c)	09/15/2058	2,930,637
	Benchmark Mortgage Trust
4,549,000	Series 2020-B19-AS	2.15%	09/15/2053	3,783,333
87,527,274	Series 2021-B28-XA	1.35%(c)(h)	08/15/2054	4,466,210
5,650,000	Series 2022-B32-AS	3.53%(c)	01/15/2055	4,975,372
1,315,000	Series 2023-B38-A2	5.63%	04/15/2056	1,347,463
5,600,000	Series 2024-V10-A3	5.28%	09/15/2057	5,768,595
4,793,000	Series 2024-V11-A3	5.91%(c)	11/15/2057	5,047,654
5,000,000	Series 2024-V8-A2	5.71%	07/15/2057	5,208,737
4,791,000	Series 2024-V8-A3	6.19%(c)	07/15/2057	5,064,813
5,443,000	Series 2024-V9-A3	5.60%	08/15/2057	5,657,495
3,338,000	Series 2025-V15-AS	6.17%	06/15/2058	3,513,483
4,917,000	Series 2025-V17-A3	5.07%	09/15/2058	5,041,740
	BMO Mortgage Trust
1,602,000	Series 2023-C6-ASB	6.21%	09/15/2056	1,723,846
653,000	Series 2024-5C3-AS	6.29%(c)	02/15/2057	681,138

Principal Amount $	Security Description	Rate	Maturity	Value $
5,539,000	Series 2024-5C6-A3	5.32%	09/15/2057	5,709,763
3,729,000	Series 2024-5C7-AS	5.89%(c)	11/15/2057	3,848,887
4,874,000	Series 2025-5C11-AS	5.94%	07/15/2058	5,079,490
	Bombardier Capital Mortgage Securitization Corp.
4,000,000	Series 2025-5C6-AS	5.58%(c)	10/15/2058	4,120,594
1,843,000	Series 2025-5C6-C	5.83%(c)	10/15/2058	1,845,084
	BSPRT Co.-Issuer LLC
5,580,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.42%(a)	09/15/2035	5,606,762
	BX Trust
3,530,000	Series 2019-OC11-E	4.08%(a)(c)	12/09/2041	3,259,601
	CENT Trust
3,233,000	Series 2025-CITY-A	5.09%(a)(c)	07/10/2040	3,273,048
	CFCRE Commercial Mortgage Trust
2,045,764	Series 2016-C6-A2	2.95%	11/10/2049	2,025,749
3,267,000	Series 2017-C8-B	4.20%(c)	06/15/2050	3,148,102
	Citigroup Commercial Mortgage Trust
31,615,199	Series 2016-P3-XA	1.81%(c)(h)	04/15/2049	107,643
38,243,622	Series 2016-P4-XA	2.04%(c)(h)	07/10/2049	231,955
62,335,177	Series 2016-P5-XA	1.51%(c)(h)	10/10/2049	355,822
4,534,000	Series 2019-GC41-B	3.20%	08/10/2056	4,012,551
4,594,000	Series 2022-GC48-A5	4.74%(c)	05/15/2054	4,585,604
	Citigroup/Deutsche Bank Commercial Mortgage Trust
48,107,631	Series 2016-C1-XA	1.55%(c)(h)	05/10/2049	8,780
	Commercial Mortgage Pass Through Certificates
1,067,474	Series 2014-CR16-B	4.58%	04/10/2047	1,046,725
5,117,961	Series 2015-CR26-XA	0.87%(c)(h)	10/10/2048	60
4,310,000	Series 2015-LC21-C	4.44%(c)	07/10/2048	4,164,703
29,129,876	Series 2016-DC2-XA	1.03%(c)(h)	02/10/2049	641
	Computershare Corporate Trust
4,891,000	Series 2015-C31-C	4.78%(c)	11/15/2048	4,810,595
20,534,016	Series 2015-P2-XA	0.97%(c)(h)	12/15/2048	5,552
55,263,819	Series 2016-NXS6-XA	1.68%(c)(h)	11/15/2049	278,242
2,638,000	Series 2018-C45-C	4.73%	06/15/2051	2,516,430
3,546,000	Series 2018-C48-C	5.30%(c)	01/15/2052	3,307,475
18,789,727	Series 2019-C49-XA	1.41%(c)(h)	03/15/2052	588,921
5,500,000	Series 2019-C50-C	4.35%	05/15/2052	5,012,425
2,705,000	Series 2020-C55-B	3.14%	02/15/2053	2,464,214
990,109	Series 2020-C58-A3	1.81%	07/15/2053	894,091
5,510,000	Series 2020-C58-B	2.70%	07/15/2053	4,702,746
116,364,284	Series 2021-C59-XA	1.62%(c)(h)	04/15/2054	6,857,010
4,853,000	Series 2025-5C5-AS	5.92%	07/15/2058	5,053,788
	Credit Suisse Mortgage Capital Certificates
6,380,000	Series 2021-B33-B	3.77%(a)(c)	10/10/2043	5,702,217
	CSAIL Commercial Mortgage Trust
30,303,741	Series 2016-C6-XA	2.01%(c)(h)	01/15/2049	26,595
5,500,000	Series 2019-C16-B	3.88%	06/15/2052	5,240,683
61,560,345	Series 2020-C19-XA	1.21%(c)(h)	03/15/2053	2,230,239
	DOLP Trust
4,070,000	Series 2021-NYC-D	3.70%(a)(c)	05/10/2041	3,517,765
	GS Mortgage Securities Corp. II
156,250	Series 2011-GC5-XA	0.11%(a)(c)(h)	08/10/2044	115
3,031,000	Series 2014-GC26-D	4.55%(a)(c)	11/10/2047	1,788,411
13,515,567	Series 2015-GS1-XA	0.64%(c)(h)	11/10/2048	178
1,825,000	Series 2016-GS2-C	4.84%(c)	05/10/2049	1,768,833
39,659,676	Series 2016-GS2-XA	1.86%(c)(h)	05/10/2049	50,102
2,588,000	Series 2018-RIVR-C (1 mo. Term SOFR + 1.55%, 1.50% Floor)	5.70%(a)	07/15/2035	120,653
1,070,000	Series 2019-GC42-A3	2.75%	09/10/2052	1,011,016
	JP Morgan Chase Commercial Mortgage Securities
28,170,658	Series 2015-JP1-XA	0.98%(c)(h)	01/15/2049	16,170
	JPMBB Commercial Mortgage Securities Trust
8,086,682	Series 2014-C25-XA	0.61%(c)(h)	11/15/2047	97
7,860,000	Series 2015-C27-D	3.95%(a)(c)	02/15/2048	1,980,720
6,175,167	Series 2015-C30-XA	0.12%(c)(h)	07/15/2048	62
2,058,562	Series 2015-C31-XA	0.60%(c)(h)	08/15/2048	24

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	53

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	JPMDB Commercial Mortgage Securities Trust
7,675,000	Series 2016-C2-AS	3.48%	06/15/2049	7,210,923
42,642,744	Series 2016-C2-XA	1.62%(c)(h)	06/15/2049	120,602
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.61%(a)	07/15/2036	4,983,575
5,650,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.53%(a)	08/17/2042	5,670,566
	LSTAR Commercial Mortgage Trust
5,425,000	Series 2016-4-C	4.78%(a)(c)	03/10/2049	5,299,723
	MF1 Multifamily Housing Mortgage Loan Trust
910,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.82%(a)	08/18/2041	915,905
5,650,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.46%(a)	02/18/2040	5,662,447
	Morgan Stanley Bank of America Merrill Lynch Trust
37,737,132	Series 2016-C30-XA	1.38%(c)(h)	09/15/2049	217,713
6,364,000	Series 2017-C33-B	4.11%	05/15/2050	6,123,092
	Morgan Stanley Capital I, Inc.
22,342,426	Series 2016-UB11-XA	1.56%(c)(h)	08/15/2049	143,065
	NJ Trust
2,300,000	Series 2023-GSP-A	6.70%(a)(c)	01/06/2029	2,416,288
	Ready Capital Corp.
4,750,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.47%(a)	11/25/2036	4,764,972
	SG Commercial Mortgage Securities LLC
1,789,000	Series 2016-C5-B	3.93%	10/10/2048	1,715,883
37,086,671	Series 2016-C5-XA	1.98%(c)(h)	10/10/2048	225,784
	SLG Office Trust
4,110,000	Series 2021-OVA-E	2.85%(a)	07/15/2041	3,494,469
	UBS Commercial Mortgage Trust
2,491,000	Series 2017-C6-B	4.15%(c)	12/15/2050	2,305,503
1,450,000	Series 2017-C7-B	4.29%(c)	12/15/2050	1,402,609
6,958,000	Series 2017-C7-C	4.73%(c)	12/15/2050	6,647,401
2,896,000	Series 2018-C12-C	5.18%(c)	08/15/2051	2,633,010
	UBS-Barclays Commercial Mortgage Trust
1,503,790	Series 2013-C5-B	3.65%(a)(c)	03/10/2046	1,455,559
5,800,000	Series 2013-C5-C	3.84%(a)(c)	03/10/2046	5,348,722
	VEGAS Trust
1,875,000	Series 2024-TI-A	5.52%(a)	11/10/2039	1,903,992
	Wachovia Bank Commercial Mortgage Trust
4,532	Series 2006-C29-IO	0.49%(c)(h)	11/15/2048	8
	Wells Fargo Commercial Mortgage Trust
3,241,000	Series 2024-5C1-A3	5.93%	07/15/2057	3,399,424
4,784,000	Series 2025-5C4-A3	5.67%	05/15/2058	5,017,305
	WF-RBS Commercial Mortgage Trust
4,493,176	Series 2014-C22-XA	0.38%(c)(h)	09/15/2057	736
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $419,618,444)			328,593,220

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4%
	Adjustable Rate Mortgage Trust
16,969	Series 2007-3-1A1	5.08%(a)(c)	11/25/2037	16,707
	AlphaFlow Transitional Mortgage Trust
832,466	Series 2021-WL1-A1	3.28%(a)(i)	01/25/2026	793,439
	AMSR Trust
10,000,000	Series 2021-SFR1-F	3.60%(a)	06/17/2038	9,506,445
3,000,000	Series 2021-SFR2-E1	2.48%(a)	08/17/2038	2,929,390
2,500,000	Series 2021-SFR2-E2	2.58%(a)	08/17/2038	2,441,171
4,500,000	Series 2021-SFR2-F1	3.28%(a)	08/17/2038	4,412,390

Principal Amount $	Security Description	Rate	Maturity	Value $
2,000,000	Series 2021-SFR2-F2	3.67%(a)	08/17/2038	1,964,313
8,900,000	Series 2023-SFR2-A	3.95%(a)	06/17/2040	8,798,040
15,700,000	Series 2025-SFR2-B	4.28%(a)	11/17/2030	15,382,923
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
10,520,593	Series 2006-M1-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%	07/25/2036	2,864,274
13,396,564	Series 2006-M1-A2D (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.75%	07/25/2036	3,646,932
	Banc of America Funding Corp.
129,340	Series 2005-G-A3	2.26%(c)	10/20/2035	89,103
48,647	Series 2006-2-6A2	5.50%	03/25/2036	48,740
70,664	Series 2006-6-1A2	6.25%	08/25/2036	61,513
	Bear Stearns Asset Backed Securities Trust
257,089	Series 2007-SD1-1A3A	6.50%	10/25/2036	88,725
	CAFL Issuer LLC
1,514,753	Series 2021-RTL1-A1	4.24%(a)(i)	03/28/2029	1,514,753
	Carrington Mortgage Loan Trust
4,765,220	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.42%	01/25/2037	4,311,521
	Chase Mortgage Finance Corp.
768,473	Series 2007-S3-2A1	5.50%	05/25/2037	8
	CIM Trust
6,953,000	Series 2020-R2-M2	3.00%(a)(c)	10/25/2059	5,718,747
	Citigroup Mortgage Loan Trust, Inc.
3,665,528	Series 2007-OPX1-A1A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.41%	01/25/2037	1,615,514
21,666,488	Series 2019-A-PT1	3.92%(a)	10/25/2058	18,087,682
36,346,906	Series 2021-RP2-A1	1.75%(a)(c)	03/25/2065	32,989,663
5,674,000	Series 2021-RP2-M1	3.25%(a)(c)	03/25/2065	4,922,538
4,752,000	Series 2021-RP2-M2	3.40%(a)(c)	03/25/2065	3,980,251
4,413,000	Series 2021-RP2-M3	3.40%(a)(c)	03/25/2065	3,528,971
12,946,625	Series 2021-RP2-PT1	5.54%(a)(c)	03/25/2065	10,995,348
	Citimortgage Alternative Loan Trust
47,992	Series 2006-A2-A2	6.00%	05/25/2036	45,702
26,831	Series 2006-A5-3A3Pool 2006-A5	6.00%	10/25/2036	24,243
194,901	Series 2007-A1-1A7	6.00%	01/25/2037	176,412
5,887,857	Series 2007-A2-1A5	6.00%	02/25/2037	5,278,779
2,718,315	Series 2007-A5-1A10	5.75%	05/25/2037	2,449,334
	CitiMortgage, Inc.
17,685	Series 2005-1-1A4	5.50%	02/25/2035	17,361
	Colony American Finance Ltd.
1,000,000	Series 2020-4-E	3.38%(a)	12/15/2052	887,168
	Countrywide Alternative Loan Trust
55,009	Series 2005-20CB-1A1	5.50%	07/25/2035	43,778
117,607	Series 2005-28CB-3A6	6.00%	08/25/2035	44,619
11,220,280	Series 2005-37T1-A5 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap)	4.72%	09/25/2035	6,723,752
387,009	Series 2005-46CB-A22	5.25%	10/25/2035	259,528
6,277,133	Series 2005-49CB-A2	5.50%	11/25/2035	3,963,697
57,274	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	4.97%	10/25/2035	33,126
244,854	Series 2006-26CB-A9	6.50%	09/25/2036	118,673
5,755,139	Series 2006-42-1A8	6.00%	01/25/2047	3,146,569
925,667	Series 2007-12T1-A1	6.00%	06/25/2037	408,159
5,861,257	Series 2007-12T1-A3	6.00%	06/25/2037	2,584,433
992,027	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.72%	08/25/2037	312,580
287,266	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	18.98%(j)	08/25/2037	370,960

54	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
52,468	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	10.25%(j)	08/25/2037	45,268
232,707	Series 2007-18CB-2A17	6.00%	08/25/2037	136,798
1,279,169	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.77%	09/25/2037	450,142
1,256,566	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.23%(h)(j)	09/25/2037	198,122
5,428,662	Series 2007-8CB-A1	5.50%	05/25/2037	2,676,079
4,036,542	Series 2007-OA8-2A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.63%	06/25/2047	3,237,184
	Countrywide Home Loan Mortgage Pass Through Trust
136,950	Series 2005-28-A7	5.25%	11/01/2035	69,893
403,294	Series 2007-10-A5	6.00%	07/25/2037	175,039
141,298	Series 2007-15-1A16	6.25%	09/25/2037	83,811
421,792	Series 2007-3-A17	6.00%	04/25/2037	191,295
	Credit Suisse First Boston Mortgage Securities Corp.
45,899	Series 2005-10-5A5	5.50%	11/25/2035	32,714
	Credit Suisse Management LLC
472,141	Series 2005-8-1A3	5.25%	09/25/2035	366,189
	Credit Suisse Mortgage Capital Certificates
2,364,895	Series 2006-4-6A1	6.00%	05/25/2036	823,097
19,564	Series 2006-4-7A1	5.50%	05/25/2056	11,407
62,272	Series 2007-1-3A1	6.00%	02/25/2026	7,261
7,793	Series 2007-2-2A1	5.00%	03/25/2037	5,932
3,010,628	Series 2009-3R-19A2	6.00%(a)	01/27/2038	1,299,141
500,285	Series 2010-4R-3A17	6.00%(a)(c)	06/26/2037	458,541
26,637,255	Series 2020-RPL1-PT1	3.29%(a)(c)	10/25/2069	21,849,486
9,035,400	Series 2020-RPL4-M1	2.50%(a)	01/25/2060	7,172,621
	Credit-Based Asset Servicing and Securitization LLC
5,414,113	Series 2007-RP1-A (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.58%(a)	05/25/2046	4,757,467
	Deutsche ALT-A Securities, Inc.
3,854,612	Series 2005-6-2A1	5.50%	12/25/2035	3,269,641
3,087,048	Series 2005-AR2-2A1	4.87%(c)	10/25/2035	2,040,229
	Deutsche Mortgage Securities, Inc.
320,342	Series 2006-PR1-3A1	6.15%(a)(j)	04/15/2036	295,788
14,364	Series 2006-PR1-4AI2	6.46%(a)(j)	04/15/2036	13,988
524,883	Series 2006-PR1-5AI4	6.15%(a)(j)	04/15/2036	502,327
	Ellington Financial Mortgage Trust
15,681,000	Series 2025-INV4-M1	6.00%(a)(c)	10/25/2070	15,802,434
	First Franklin Mortgage Loan Asset Backed Certificates
15,984,000	Series 2006-FF15-A6 (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.58%	11/25/2036	13,841,476
9,761,068	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	03/25/2037	5,106,085
	First Horizon Alternative Mortgage Securities
190,752	Series 2006-FA2-1A5	6.00%	05/25/2036	71,486
32,106	Series 2006-RE1-A1	5.50%(c)	05/25/2035	20,232
	Freedom Mortgage Parent LLC
16,440,000	Series 2021-GT2-A	3.85%(a)(c)	10/25/2026	15,849,802
	GCAT
6,944,000	Series 2021-NQM6-M1	3.41%(a)(c)	08/25/2066	5,504,656
	GMAC Mortgage Corp. Loan Trust
1,019,091	Series 2006-J1-A6	5.75%	04/25/2036	873,970
	GS Mortgage-Backed Securities Trust
7,546,000	Series 2020-NQM1-M1	3.29%(a)(c)	09/27/2060	7,201,342
6,432,383	Series 2025-NQM2-A1	5.65%(a)(c)	06/25/2065	6,488,523
2,756,735	Series 2025-NQM2-A3	5.90%(a)(c)	06/25/2065	2,775,979

Principal Amount $	Security Description	Rate	Maturity	Value $
	GSAA Trust
2,522	Series 2005-7-AF5	5.11%(i)	05/25/2035	2,498
929,629	Series 2007-10-A2A	6.50%	11/25/2037	334,803
	GSR Mortgage Loan Trust
1,114,425	Series 2006-3F-4A1	6.00%	03/25/2036	713,266
22,702,102	Series 2006-OA1-1A1 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.71%	08/25/2046	4,710,949
24,524	Series 2007-1F-2A2	5.50%	01/25/2037	118,185
	Home Partners of America Trust
2,433,542	Series 2021-1-D	2.48%(a)	09/17/2041	2,174,798
1,118,605	Series 2021-1-E	2.58%(a)	09/17/2041	979,666
1,258,843	Series 2021-1-F	3.33%(a)	09/17/2041	1,088,647
	Homeward Opportunities Fund I Trust
5,250,000	Series 2020-2-M1	3.90%(a)(c)	05/25/2065	5,103,015
	HSI Asset Securitization Corp.
21,209,032	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	10/25/2036	5,698,436
8,587,079	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.63%	04/25/2037	5,661,756
	Impac Secured Assets CMN Owner Trust
19,691,163	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.81%	02/25/2037	18,171,952
	Imperial Fund Mortgage Trust
2,728,000	Series 2021-NQM4-M1	3.45%(a)(c)	01/25/2057	2,189,377
	Indymac IMSC Mortgage Loan Trust
1,254,445	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.63%	07/25/2047	821,929
1,247,464	Series 2007-HOA1-A24 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	4.89%	07/25/2047	821,520
	Invitation Homes Trust
13,127,000	Series 2024-SFR1-D	4.25%(a)	09/17/2041	12,643,666
	JP Morgan Alternative Loan Trust
1,676,791	Series 2005-A2-1M1 (1 mo. Term SOFR + 0.80%, 0.69% Floor, 11.50% Cap)	4.96%	01/25/2036	1,646,021
1,545,306	Series 2006-S3-A4	6.81%(i)	08/25/2036	1,521,456
17,283	Series 2006-S3-A6	6.62%(i)	08/25/2036	17,245
18,390	Series 2006-S4-A6	6.21%(i)	12/25/2036	19,113
	JP Morgan Mortgage Acquisition Corp.
12,591,085	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	07/25/2036	5,841,086
14,350,074	Series 2006-WMC3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%	08/25/2036	10,781,349
12,096,151	Series 2006-WMC4-A5 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.69%	12/25/2036	6,362,975
	JP Morgan Mortgage Trust
156,193	Series 2007-S3-1A7	6.00%	08/25/2037	66,361
	Legacy Mortgage Asset Trust
19,445,369	Series 2019-RPL3-PT1	0.00%(a)	06/25/2058	17,358,651
7,627,563	Series 2021-GS3-A2	7.25%(a)(i)	07/25/2061	7,623,134
	Lehman Mortgage Trust
368,346	Series 2006-3-1A5	6.00%	07/25/2036	183,304
24,159	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	11.03%(j)	01/25/2037	21,568
85,246	Series 2007-2-1A1	5.75%	02/25/2037	55,943
	Lehman XS Trust
2,742,163	Series 2005-9N-1A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.54%	02/25/2036	2,584,125

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	55

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,206,457	Series 2007-1-1A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.59%	02/25/2037	2,137,474
8,477,211	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.52%	08/25/2047	7,134,424
7,563,516	Series 2007-3-2A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.75%	03/25/2037	7,081,899
	Long Beach Mortgage Loan Trust
32,817,496	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%	03/25/2046	11,658,977
12,641,582	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.63%	05/25/2046	3,751,821
14,861,112	Series 2006-6-2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.57%	07/25/2036	5,872,822
	MASTR Alternative Loans Trust
73,761	Series 2005-2-3A1	6.00%	03/25/2035	57,588
4,429,054	Series 2006-1-A5	6.00%	02/25/2036	1,852,774
32,221	Series 2007-1-2A7	6.00%	10/25/2036	8,768
	Mastr Asset Backed Securities Trust
10,094,090	Series 2005-NC2-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	11/25/2035	5,720,629
	MASTR Asset Securitization Trust
687,527	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%	06/25/2036	382,876
	Merrill Lynch Alternative Note Asset
1,615,554	Series 2007-F1-2A8	6.00%	03/25/2037	517,472
	Merrill Lynch Mortgage Investors, Inc.
4,690,092	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	03/25/2037	3,655,012
	Morgan Stanley ABS Capital I, Inc.
7,042,091	Series 2006-HE5-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.55%	08/25/2036	3,538,628
	Morgan Stanley Mortgage Loan Trust
19,538	Series 2004-1-1A1	5.00%	11/25/2033	14,028
359,204	Series 2005-7-7A4	5.50%	11/25/2035	329,369
1,308,164	Series 2006-7-3A	5.10%(c)	06/25/2036	692,394
23,666,662	Series 2007-2AX-2A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.59%	12/25/2036	8,072,725
7,397,449	Series 2007-7AX-2A1 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.51%	04/25/2037	1,943,773
	MortgageIT Trust
12,895,790	Series 2007-1-2A11 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.71%	06/25/2047	11,160,351
	New Century Home Equity Loan Trust
6,000,000	Series 2005-B-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.01%	10/25/2035	5,279,201
	Nomura Asset Acceptance Corp.
157,197	Series 2006-AP1-A2	5.52%(c)	01/25/2036	44,719
	Nomura Home Equity Loan, Inc.
486,204	Series 2006-AF1-A2	6.30%(i)	10/25/2036	84,755
801,877	Series 2007-1-1A1	6.56%(i)	02/25/2037	211,423
	NRZ Excess Spread-Collateralized Notes
1,870,666	Series 2020-PLS1-A	3.84%(a)	12/25/2025	1,864,216
	Option One Mortgage Loan Trust
24,627	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.25%	11/25/2034	26,304
14,773,775	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.46%	07/25/2037	13,229,383

Principal Amount $	Security Description	Rate	Maturity	Value $
	PR Mortgage Loan Trust
4,073,100	Series 2014-1-APT	5.83%(a)(c)	10/25/2049	3,972,220
	Pretium Mortgage Credit Partners LLC
3,107,983	Series 2021-RN2-A1	5.74%(a)(i)	07/25/2051	3,107,699
16,229,156	Series 2024-NPL6-A1	5.93%(a)(i)	10/25/2054	16,276,879
2,934,313	Series 2025-NPL7-A1	5.66%(a)(i)	07/25/2055	2,945,227
	Progress Residential Trust
3,404,000	Series 2021-SFR6-E2	2.53%(a)	07/17/2038	3,332,999
4,666,000	Series 2021-SFR6-F	3.42%(a)	07/17/2038	4,592,560
5,100,000	Series 2021-SFR8-F	3.18%(a)	10/17/2038	4,994,626
2,400,000	Series 2025-SFR5-D	4.00%(a)	10/17/2042	2,256,636
	PRPM LLC
3,882,627	Series 2025-4-A1	6.18%(a)(i)	06/25/2030	3,894,664
	RALI Trust
94,748	Series 2005-QS14-3A3	6.00%	09/25/2035	83,632
126,098	Series 2006-QS10-A4	5.75%	08/25/2036	108,102
1,375,983	Series 2006-QS10-A9	6.50%	08/25/2036	1,225,756
1,487,300	Series 2006-QS4-A10	6.00%	04/25/2036	1,216,617
290,687	Series 2006-QS6-1A15	6.00%	06/25/2036	238,265
1,509	Series 2006-QS6-2A1	6.00%	12/25/2025	—
19,023,452	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.73%	06/25/2037	8,488,346
508,244	Series 2007-QS3-A4	6.25%	02/25/2037	423,509
1,776,974	Series 2007-QS9-A33	6.50%	07/25/2037	1,468,865
	RAMP Trust
11,500,000	Series 2006-NC1-M2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	4.87%	01/25/2036	10,069,774
	RBSGC Mortgage Pass Through Certificates
6,045,295	Series 2005-A-3A	6.00%	04/25/2035	2,118,070
	Residential Asset Securitization Trust
153,563	Series 2005-A10-A3	5.50%	09/25/2035	66,157
219,129	Series 2005-A11-2A4	6.00%	10/25/2035	92,410
1,611,826	Series 2006-A6-1A1	6.50%	07/25/2036	408,782
109,718	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	11.31%(j)	01/25/2046	101,716
	RESIDENTIAL MORTGAGE LOAN TRUST
5,154,000	Series 2020-1-M1	3.24%(a)(c)	01/26/2060	5,022,846
	RFMSI Trust
32,666	Series 2006-S10-1A2	6.00%	10/25/2036	26,595
359,144	Series 2007-S2-A4	6.00%	02/25/2037	276,652
264,871	Series 2007-S3-1A4	6.00%	03/25/2037	192,658
	Saxon Asset Securities Trust
7,695,758	Series 2005-2-M4 (1 mo. Term SOFR + 1.06%, 0.95% Floor, 11.50% Cap)	5.22%	10/25/2035	5,503,473
	Securitized Asset Backed Receivables LLC
13,576,027	Series 2007-BR3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 100.00% Cap)	4.59%(a)	04/25/2037	9,315,391
16,887,097	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.41%	04/25/2037	11,407,113
11,978,806	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.71%	04/25/2037	8,091,099
2,154,786	Series 2007-BR3-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.83%	04/25/2037	1,455,417
19,004,259	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.59%	12/25/2036	4,062,402
	Securitized Mortgage Asset Loan Trust
20,753,433	Series 2015-1-PC	3.11%(a)(c)	02/25/2054	18,023,242
	Sequoia Mortgage Trust
2,839,314	Series 2007-3-2AA1	4.35%(c)	07/20/2037	2,236,511

56	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Soundview Home Equity Loan Trust
5,970,877	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.27%	09/25/2037	4,388,969
	Starwood Mortgage Residential Trust
5,910,000	Series 2020-1-B1	3.73%(a)(c)	02/25/2050	5,162,891
	Structured Asset Investment Loan Trust
9,764,167	Series 2006-BNC3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.45%	09/25/2036	6,035,060
	Structured Asset Securities Corp.
599,054	Series 2005-RF1-A (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.62%(a)	03/25/2035	541,391
599,054	Series 2005-RF1-AIO	0.00%(a)(c)(h)	03/25/2035	3,624
	Tricon Residential Trust
7,239,000	Series 2025-SFR2-A	5.20%(a)	08/17/2044	7,352,622
	Velocity Commercial Capital Loan Trust
920,215	Series 2018-1-M1	3.91%(a)	04/25/2048	886,496
503,741	Series 2018-1-M2	4.26%(a)	04/25/2048	477,870
310,595	Series 2018-1-M3	4.41%(a)	04/25/2048	290,318
1,168,122	Series 2019-1-M1	3.94%(a)(c)	03/25/2049	1,104,159
599,769	Series 2019-1-M2	4.01%(a)(c)	03/25/2049	561,230
523,752	Series 2019-1-M3	4.12%(a)(c)	03/25/2049	484,376
	Vericrest Opportunity Loan Transferee
1,527,444	Series 2021-CF1-A1	5.99%(a)(i)	08/25/2051	1,529,512
1,164,306	Series 2021-CF2-A1	5.49%(a)(i)	11/27/2051	1,164,733
217,719	Series 2021-NPL6-A1	6.24%(a)(i)	04/25/2051	217,845
	WaMu Mortgage Pass Through Certificates
3,761,007	Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	5.03%	10/25/2046	3,295,891
1,206,289	Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	5.40%	01/25/2047	1,120,584
3,712,373	Series 2007-HY7-2A1	3.90%(c)	07/25/2037	3,334,412
	Washington Mutual Alternative Mortgage Pass-Through Certificates
64,697	Series 2005-1-2A	6.00%	03/25/2035	56,617
334,765	Series 2006-1-3A1	5.75%	02/25/2036	317,929
906,948	Series 2006-2-4CB	6.00%	03/25/2036	898,990
6,738,719	Series 2006-8-A5	4.12%(i)	10/25/2036	2,259,388
2,994,747	Series 2006-8-A6	4.12%(i)	10/25/2036	1,004,958
6,119,083	Series 2007-2-1A2	6.00%	04/25/2037	5,076,749
4,291,552	Series 2007-2-1A3	6.00%	04/25/2037	3,560,523
545,292	Series 2007-3-A6	6.00%	04/25/2037	489,409
44,676	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	13.85%(j)	06/25/2037	51,345
5,666,839	Series 2007-5-A3	7.00%	06/25/2037	4,681,832
	Wells Fargo Alternative Loan Trust
273,515	Series 2007-PA5-1A1	6.25%	11/25/2037	246,952
	Wells Fargo Mortgage Backed Securities Trust
5,334	Series 2005-AR14-A6	6.46%(c)	08/25/2035	5,259
366,228	Series 2006-7-2A1	6.00%	06/25/2036	332,798
14,233	Series 2007-7-A1	6.00%	06/25/2037	13,494
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $842,355,247)			696,989,154

US CORPORATE BONDS - 15.3%
1,015,000	1261229 BC Ltd.	10.00%(a)	04/15/2032	1,041,230
5,660,000	200 Park Funding Trust	5.74%(a)	02/15/2055	5,739,018
780,000	AAR Escrow Issuer LLC	6.75%(a)	03/15/2029	803,509
5,098,000	AbbVie, Inc.	4.70%	05/14/2045	4,679,336
2,821,000	AbbVie, Inc.	5.50%	03/15/2064	2,821,759
1,015,000	Academy Ltd.	6.00%(a)	11/15/2027	1,017,603
405,000	Acrisure LLC / Acrisure Finance, Inc.	6.00%(a)	08/01/2029	399,568
965,000	Acrisure LLC / Acrisure Finance, Inc.	6.75%(a)	07/01/2032	994,436

Principal Amount $	Security Description	Rate	Maturity	Value $
1,650,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00%(a)	05/01/2028	1,608,603
620,000	Acushnet Co.	7.38%(a)	10/15/2028	643,628
335,000	Advance Auto Parts, Inc.	7.38%(a)	08/01/2033	345,722
1,240,000	Advanced Drainage Systems, Inc.	6.38%(a)	06/15/2030	1,263,171
2,821,000	AEP Texas, Inc.	5.45%	05/15/2029	2,928,244
770,000	Aethon United BR LP / Aethon United Finance Corp.	7.50%(a)	10/01/2029	803,604
4,958,000	Agilent Technologies, Inc.	4.75%	09/09/2034	4,944,614
4,557,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25%(a)	03/15/2030	4,650,862
2,081,000	Alliant Energy Corp. (5 yr. CMT Rate + 2.08%)	5.75%	04/01/2056	2,085,716
1,145,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%(a)	10/15/2027	1,148,371
735,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50%(a)	10/01/2031	752,407
1,660,000	Allied Universal Holdco LLC	7.88%(a)	02/15/2031	1,741,955
615,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%(a)	06/01/2029	605,135
355,000	AMC Entertainment Holdings, Inc.	7.50%(a)	02/15/2029	307,355
470,000	Amentum Holdings, Inc.	7.25%(a)	08/01/2032	488,406
660,000	American Airlines, Inc.	8.50%(a)	05/15/2029	688,893
600,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	570,543
510,000	American Axle & Manufacturing, Inc.	6.38%(a)	10/15/2032	509,458
230,000	American Axle & Manufacturing, Inc.	7.75%(a)	10/15/2033	231,937
10,321,000	American Express Co. (SOFR + 1.44%)	5.02%	04/25/2031	10,615,217
6,927,000	American Homes 4 Rent LP	5.50%	02/01/2034	7,153,624
1,942,000	American International Group, Inc.	5.45%	05/07/2035	2,024,269
2,002,000	American National Group, Inc.	5.75%	10/01/2029	2,072,209
6,471,000	American National Group, Inc.	6.00%	07/15/2035	6,611,091
2,366,000	American Tower Corp.	5.55%	07/15/2033	2,478,242
1,737,000	American Tower Corp.	3.70%	10/15/2049	1,304,285
6,866,000	Amgen, Inc.	5.75%	03/02/2063	6,854,937
2,132,000	Amrize Finance US LLC	4.95%(a)	04/07/2030	2,180,076
580,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	587,428
190,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25%(a)	04/15/2030	177,527
1,135,000	APH / APH2 / APH3	7.88%(a)	11/01/2029	1,185,451
2,402,000	AppLovin Corp.	5.38%	12/01/2031	2,485,705
1,235,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63%(a)	09/01/2032	1,267,761
10,004,000	Arizona Public Service Co.	5.90%	08/15/2055	10,254,954
4,768,000	Arrow Electronics, Inc.	5.15%	08/21/2029	4,882,811
375,000	Arsenal AIC Parent LLC	8.00%(a)	10/01/2030	397,517
140,000	Artera Services LLC	8.50%(a)	02/15/2031	123,826
2,839,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	2,899,304
685,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%(a)	04/01/2030	649,123
13,914,000	AT&T, Inc.	3.50%	09/15/2053	9,631,774
1,015,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	1,007,563
3,931,000	Athene Global Funding	5.35%(a)	07/09/2027	4,005,892
2,500,000	Athene Global Funding	4.72%(a)	10/08/2029	2,521,793
2,747,000	Athene Global Funding	5.03%(a)	07/17/2030	2,792,325
3,699,000	Athene Holding Ltd. (5 yr. CMT Rate + 2.61%)	6.63%	10/15/2054	3,737,858
3,931,000	Atlassian Corp.	5.25%	05/15/2029	4,042,726
4,612,000	AutoZone, Inc.	5.13%	06/15/2030	4,762,199
2,311,000	Avery Dennison Corp.	5.75%	03/15/2033	2,444,579
3,567,000	Aviation Capital Group LLC	5.38%(a)	07/15/2029	3,655,343
240,000	Avient Corp.	6.25%(a)	11/01/2031	243,906
695,000	Azorra Finance Ltd.	7.75%(a)	04/15/2030	733,516
910,000	Azorra Finance Ltd.	7.25%(a)	01/15/2031	949,850

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	57

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,506,000	Bank of America Corp. (5 yr. CMT Rate + 2.68%)	6.63%(g)	05/01/2030	2,610,285
3,974,000	Bank of America Corp. (SOFR + 1.21%)	2.57%	10/20/2032	3,563,104
3,822,000	Bank of America Corp. (SOFR + 1.65%)	5.47%	01/23/2035	3,993,314
4,186,000	Bank of America Corp. (SOFR + 1.70%)	5.74%	02/12/2036	4,350,726
4,277,000	Bank of New York Mellon Corp. (SOFR + 1.23%)	5.06%	07/22/2032	4,421,275
1,500,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	1,565,156
230,000	Bausch Health Americas, Inc.	8.50%(a)	01/31/2027	227,918
665,000	Bausch Health Cos., Inc.	4.88%(a)	06/01/2028	595,757
465,000	Bausch Health Cos., Inc.	5.25%(a)	01/30/2030	328,253
93,000	Bausch Health Cos., Inc.	14.00%(a)	10/15/2030	93,320
330,000	Beach Acquisition Bidco LLC (10.00% Cash or 10.75% PIK)	10.00%(a)	07/15/2033	356,783
4,647,000	Biogen, Inc.	5.05%	01/15/2031	4,779,485
4,526,000	Black Hills Corp.	6.00%	01/15/2035	4,822,234
5,268,000	Block Financial LLC	5.38%	09/15/2032	5,312,593
12,173,000	Broadcom, Inc.	3.50%(a)	02/15/2041	10,023,159
2,025,000	Brown & Brown, Inc.	6.25%	06/23/2055	2,132,526
1,730,000	Buckeye Partners LP	6.88%(a)	07/01/2029	1,794,204
1,595,000	Builders FirstSource, Inc.	6.38%(a)	03/01/2034	1,645,013
615,000	Builders FirstSource, Inc.	6.75%(a)	05/15/2035	642,910
5,875,000	Bunge Ltd. Finance Corp.	4.65%	09/17/2034	5,763,188
3,421,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	3,286,619
405,000	CACI International, Inc.	6.38%(a)	06/15/2033	418,284
1,715,000	Caesars Entertainment, Inc.	6.00%(a)	10/15/2032	1,690,278
2,421,000	Campbell’s Co.	5.40%	03/21/2034	2,481,451
4,792,000	Cardinal Health, Inc.	4.60%	03/15/2043	4,201,116
674,000	Cardinal Health, Inc.	4.50%	11/15/2044	579,319
2,004,000	Carlisle Cos., Inc.	5.55%	09/15/2040	2,029,934
1,677,000	Carnival Corp.	5.13%(a)	05/01/2029	1,677,000
575,000	Carnival Corp.	5.75%(a)	08/01/2032	585,884
1,656,000	Carnival Corp.	6.13%(a)	02/15/2033	1,698,503
204,000	Castle US Holding Corp.	10.00%(a)	06/30/2031	35,700
1,345,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%(a)	05/01/2027	1,337,037
1,660,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	03/01/2030	1,594,176
1,200,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	02/01/2032	1,110,740
565,000	Celanese US Holdings LLC	6.50%	04/15/2030	569,161
565,000	Celanese US Holdings LLC	6.75%	04/15/2033	562,969
5,108,000	Cheniere Energy Partners LP	4.00%	03/01/2031	4,927,659
4,853,000	Cheniere Energy, Inc.	4.63%	10/15/2028	4,839,171
455,000	Chord Energy Corp.	6.00%(a)	10/01/2030	452,116
1,125,000	Chord Energy Corp.	6.75%(a)	03/15/2033	1,140,540
830,000	CHS/Community Health Systems, Inc.	6.00%(a)	01/15/2029	806,403
455,000	CHS/Community Health Systems, Inc.	6.88%(a)	04/15/2029	362,143
525,000	CHS/Community Health Systems, Inc.	4.75%(a)	02/15/2031	454,365
1,984,000	Citigroup, Inc. (SOFR + 1.28%)	3.07%	02/24/2028	1,953,892
2,499,000	Citigroup, Inc. (5 yr. CMT Rate + 2.89%)	6.88%(g)	08/15/2030	2,578,086
4,143,000	Citigroup, Inc. (SOFR + 1.46%)	4.95%	05/07/2031	4,222,967
2,923,000	Citigroup, Inc. (SOFR + 1.17%)	4.50%	09/11/2031	2,925,254
2,366,000	Citigroup, Inc. (SOFR + 2.66%)	6.17%	05/25/2034	2,518,309
505,000	Civitas Resources, Inc.	8.38%(a)	07/01/2028	524,088
1,245,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	05/15/2028	1,273,463
1,685,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	02/15/2030	1,741,961
1,330,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	09/15/2032	1,360,304
565,000	Clarivate Science Holdings Corp.	4.88%(a)	07/01/2029	534,458
495,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	481,307

Principal Amount $	Security Description	Rate	Maturity	Value $
810,000	Clear Channel Outdoor Holdings, Inc.	7.13%(a)	02/15/2031	837,858
655,000	Clearway Energy Operating LLC	4.75%(a)	03/15/2028	647,608
825,000	Cleveland-Cliffs, Inc.	6.88%(a)	11/01/2029	841,435
780,000	Cloud Software Group, Inc.	6.50%(a)	03/31/2029	787,894
515,000	Cloud Software Group, Inc.	9.00%(a)	09/30/2029	534,746
415,000	Cloud Software Group, Inc.	6.63%(a)	08/15/2033	422,880
665,000	Clydesdale Acquisition Holdings, Inc.	6.75%(a)	04/15/2032	682,686
2,413,000	CMS Energy Corp. (5 yr. CMT Rate + 1.96%)	6.50%	06/01/2055	2,500,783
1,185,000	CNX Midstream Partners LP	4.75%(a)	04/15/2030	1,137,269
800,000	CNX Resources Corp.	6.00%(a)	01/15/2029	800,908
2,910,000	Colonial Enterprises, Inc.	5.63%(a)	11/15/2035	2,934,097
4,715,000	Commonwealth Edison Co.	5.95%	06/01/2055	5,018,421
256,000	CommScope LLC	4.75%(a)	09/01/2029	254,676
450,000	CommScope LLC	9.50%(a)	12/15/2031	466,077
400,000	CommScope Technologies LLC	5.00%(a)	03/15/2027	397,201
1,035,000	Consolidated Communications, Inc.	5.00%(a)	10/01/2028	1,047,937
2,833,000	Consumers Energy Co.	4.50%	01/15/2031	2,863,851
690,000	CoreWeave, Inc.	9.25%(a)	06/01/2030	713,463
153,000	Cornerstone Building Brands, Inc.	6.13%(a)	01/15/2029	125,113
620,000	Cornerstone Building Brands, Inc.	9.50%(a)	08/15/2029	603,012
640,000	Cougar JV Subsidiary LLC	8.00%(a)	05/15/2032	681,368
1,300,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%(a)	06/15/2031	1,288,767
5,650,000	CRH SMW Finance DAC	5.13%	01/09/2030	5,818,283
1,390,000	CSC Holdings LLC	6.50%(a)	02/01/2029	1,028,552
12,096,000	CSX Corp.	3.80%	11/01/2046	9,623,524
410,000	Dana, Inc.	5.38%	11/15/2027	409,760
965,000	Dana, Inc.	5.63%	06/15/2028	964,405
795,000	Dcli Bidco LLC	7.75%(a)	11/15/2029	827,374
597,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	590,960
2,221,000	Dell, Inc.	6.50%	04/15/2038	2,411,171
410,000	Diebold Nixdorf, Inc.	7.75%(a)	03/31/2030	433,519
705,000	Directv Financing LLC	8.88%(a)	02/01/2030	697,225
453,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%(a)	08/15/2027	452,834
1,245,000	DISH DBS Corp.	5.75%(a)	12/01/2028	1,194,565
830,000	DISH DBS Corp.	5.13%	06/01/2029	710,492
480,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	413,419
2,566,000	DT Midstream, Inc.	4.13%(a)	06/15/2029	2,504,225
7,346,000	DTE Energy Co.	5.85%	06/01/2034	7,809,608
6,222,000	Duke Energy Corp.	3.95%	08/15/2047	4,856,318
1,656,000	Duke Energy Corp.	5.00%	08/15/2052	1,492,821
3,512,000	Duke Energy Corp.	5.80%	06/15/2054	3,552,354
5,077,000	Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	5,008,507
1,090,000	EchoStar Corp.	10.75%	11/30/2029	1,200,035
1,365,000	Elevance Health, Inc.	4.55%	05/15/2052	1,145,986
1,245,000	Ellucian Holdings, Inc.	6.50%(a)	12/01/2029	1,267,930
276,000	Embarq LLC	8.00%	06/01/2036	138,171
1,310,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%(a)	12/15/2030	1,348,251
2,439,000	Entergy Arkansas LLC	5.75%	06/01/2054	2,504,711
4,683,000	Entergy Corp. (5 yr. CMT Rate + 2.67%)	7.13%	12/01/2054	4,901,715
4,823,000	Enterprise Products Operating LLC	5.55%	02/16/2055	4,770,718
2,711,000	Essential Properties LP	5.40%	12/01/2035	2,722,786
4,940,000	Evergy Kansas Central, Inc.	5.70%	03/15/2053	5,011,130
1,438,000	Expand Energy Corp.	6.75%(a)	04/15/2029	1,453,131
2,471,000	Expand Energy Corp.	4.75%	02/01/2032	2,429,493
4,945,000	Expedia Group, Inc.	3.80%	02/15/2028	4,903,142
4,782,000	Extra Space Storage LP	5.40%	02/01/2034	4,923,969
490,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	460,163
6,064,000	First Industrial LP	5.25%	01/15/2031	6,223,468
4,550,000	Fiserv, Inc.	5.45%	03/15/2034	4,704,595
2,060,000	Florida Gas Transmission Co. LLC	5.75%(a)	07/15/2035	2,137,751

58	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
4,877,000	Flowers Foods, Inc.	5.75%	03/15/2035	4,970,976
460,000	Freedom Mortgage Holdings LLC	8.38%(a)	04/01/2032	482,531
580,000	FTAI Aviation Investors LLC	5.88%(a)	04/15/2033	584,166
480,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	445,924
825,000	Gates Corp./DE	6.88%(a)	07/01/2029	857,093
2,839,000	GATX Corp.	5.50%	06/15/2035	2,931,677
2,100,000	GATX Corp.	5.20%	03/15/2044	2,005,909
4,852,000	GE HealthCare Technologies, Inc.	4.80%	01/15/2031	4,933,321
2,003,000	General Electric Co.	4.90%	01/29/2036	2,031,710
1,190,000	Genesee & Wyoming, Inc.	6.25%(a)	04/15/2032	1,210,697
835,000	Genting New York LLC / GENNY Capital, Inc.	7.25%(a)	10/01/2029	863,099
3,807,000	Genuine Parts Co.	4.95%	08/15/2029	3,875,670
2,554,000	Gilead Sciences, Inc.	5.55%	10/15/2053	2,579,882
4,877,000	Global Payments, Inc.	4.95%	08/15/2027	4,937,960
735,000	Goat Holdco LLC	6.75%(a)	02/01/2032	754,033
2,301,000	Goldman Sachs Group, Inc. (5 yr. CMT Rate + 2.46%)	6.85%(g)	02/10/2030	2,392,943
4,622,000	Goldman Sachs Group, Inc. (SOFR + 1.55%)	5.33%	07/23/2035	4,759,757
585,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	550,006
350,000	GrafTech Finance, Inc.	4.63%(a)	12/23/2029	246,861
565,000	Gray Media, Inc.	9.63%(a)	07/15/2032	577,720
570,000	Gray Media, Inc.	7.25%(a)	08/15/2033	565,199
2,005,000	Griffon Corp.	5.75%	03/01/2028	2,007,358
695,000	Group 1 Automotive, Inc.	4.00%(a)	08/15/2028	675,986
820,000	Group 1 Automotive, Inc.	6.38%(a)	01/15/2030	840,425
4,152,000	Guardian Life Global Funding	4.80%(a)	04/28/2030	4,247,380
1,225,000	Gulfport Energy Operating Corp.	6.75%(a)	09/01/2029	1,258,618
2,944,000	Gulfstream Natural Gas System LLC	5.60%(a)	07/23/2035	3,018,087
1,205,000	Harvest Midstream I LP	7.50%(a)	05/15/2032	1,234,908
1,180,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63%(a)	05/01/2028	1,145,176
625,000	Herc Holdings, Inc.	7.00%(a)	06/15/2030	649,713
2,493,000	Hess Midstream Operations LP	5.88%(a)	03/01/2028	2,542,873
2,566,000	Hess Midstream Operations LP	5.50%(a)	10/15/2030	2,586,477
9,845,000	Hewlett Packard Enterprise Co.	5.00%	10/15/2034	9,772,068
2,821,000	Hexcel Corp.	5.88%	02/26/2035	2,951,773
975,000	Hightower Holding LLC	6.75%(a)	04/15/2029	962,751
485,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25%(a)	02/15/2035	474,311
2,384,000	Huntington Bancshares, Inc. (SOFR + 1.87%)	5.71%	02/02/2035	2,485,606
9,420,000	Hyundai Capital America	5.30%(a)	01/08/2029	9,651,187
590,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	580,401
1,190,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	1,194,832
1,435,000	Installed Building Products, Inc.	5.75%(a)	02/01/2028	1,433,887
2,514,000	Interstate Power and Light Co.	5.60%	10/01/2055	2,476,540
4,131,000	Intuit, Inc.	5.50%	09/15/2053	4,164,055
600,000	Inversion Escrow Issuer LLC	6.75%(a)	08/01/2032	591,443
690,000	ION Platform Finance US, Inc.	7.88%(a)	09/30/2032	687,845
3,294,000	IQVIA, Inc.	6.25%	02/01/2029	3,470,361
780,000	IQVIA, Inc.	6.25%(a)	06/01/2032	802,925
1,030,000	Iron Mountain, Inc.	7.00%(a)	02/15/2029	1,062,235
240,000	Iron Mountain, Inc.	6.25%(a)	01/15/2033	244,984
3,367,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	3,562,050
365,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	370,521
4,168,000	JPMorgan Chase & Co. (SOFR + 1.01%)	5.14%	01/24/2031	4,305,616
4,667,000	JPMorgan Chase & Co. (SOFR + 1.44%)	5.10%	04/22/2031	4,822,546

Principal Amount $	Security Description	Rate	Maturity	Value $
9,246,000	JPMorgan Chase & Co. (SOFR + 1.46%)	5.29%	07/22/2035	9,553,314
3,138,000	JPMorgan Chase & Co. (SOFR + 1.64%)	5.58%	07/23/2036	3,255,383
525,000	K Hovnanian Enterprises, Inc.	8.00%(a)	04/01/2031	538,686
2,021,000	Kentucky Utilities Co.	5.85%	08/15/2055	2,078,903
4,690,000	Keurig Dr Pepper, Inc.	5.20%	03/15/2031	4,795,756
2,170,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	2,444,587
2,421,000	Kinetik Holdings LP	5.88%(a)	06/15/2030	2,436,896
1,285,000	Kodiak Gas Services LLC	7.25%(a)	02/15/2029	1,334,325
345,000	Kodiak Gas Services LLC	6.50%(a)	10/01/2033	351,486
345,000	Kodiak Gas Services LLC	6.75%(a)	10/01/2035	354,447
5,076,000	Kroger Co.	5.65%	09/15/2064	4,955,117
9,062,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	7,356,629
11,749,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	11,663,163
1,180,000	Lamar Media Corp.	5.38%(a)	11/01/2033	1,172,795
250,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	231,646
350,000	LBM Acquisition LLC	9.50%(a)	06/15/2031	368,224
530,000	Level 3 Financing, Inc.	3.75%(a)	07/15/2029	454,437
890,000	Level 3 Financing, Inc.	4.50%(a)	04/01/2030	817,688
1,155,000	Level 3 Financing, Inc.	6.88%(a)	06/30/2033	1,178,117
590,000	LFS Topco LLC	8.75%(a)	07/15/2030	593,186
1,335,000	Life Time, Inc.	6.00%(a)	11/15/2031	1,357,220
740,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	777,895
625,000	Light & Wonder International, Inc.	7.25%(a)	11/15/2029	641,904
755,000	Light & Wonder International, Inc.	6.25%(a)	10/01/2033	756,789
520,000	Lindblad Expeditions LLC	7.00%(a)	09/15/2030	530,356
4,789,000	Lineage OP LP	5.25%(a)	07/15/2030	4,856,647
4,837,000	Lockheed Martin Corp.	5.00%	08/15/2035	4,915,734
2,839,000	Lowe’s Cos., Inc.	5.63%	04/15/2053	2,825,213
1,235,000	M/I Homes, Inc.	4.95%	02/01/2028	1,227,363
1,435,000	Madison IAQ LLC	5.88%(a)	06/30/2029	1,418,885
4,944,000	Marriott International, Inc./MD	4.50%	10/15/2031	4,924,193
4,771,000	Marriott International, Inc./MD	5.30%	05/15/2034	4,902,465
5,041,000	Mars, Inc.	5.70%(a)	05/01/2055	5,109,894
9,062,000	Marvell Technology, Inc.	5.95%	09/15/2033	9,727,386
4,804,000	MasTec, Inc.	5.90%	06/15/2029	5,032,088
1,040,000	Matador Resources Co.	6.50%(a)	04/15/2032	1,050,680
1,330,000	Match Group Holdings II LLC	5.00%(a)	12/15/2027	1,327,335
275,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	272,610
255,000	McAfee Corp.	7.38%(a)	02/15/2030	236,833
5,476,000	McDonald’s Corp.	4.45%	03/01/2047	4,758,754
685,000	McGraw-Hill Education, Inc.	5.75%(a)	08/01/2028	685,180
250,000	McGraw-Hill Education, Inc.	7.38%(a)	09/01/2031	259,953
1,365,000	Medline Borrower LP	5.25%(a)	10/01/2029	1,354,207
765,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25%(a)	04/01/2029	785,391
6,118,000	Merck & Co., Inc.	5.70%	09/15/2055	6,318,070
5,394,000	Meta Platforms, Inc.	4.45%	08/15/2052	4,635,312
4,168,000	MetLife, Inc. (5 yr. CMT Rate + 2.08%)	6.35%	03/15/2055	4,432,234
505,000	Michaels Cos., Inc.	5.25%(a)	05/01/2028	467,332
1,238,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%(a)	05/01/2029	1,204,290
1,300,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%(a)	04/01/2032	1,336,241
5,256,000	Molex Electronic Technologies LLC	5.25%(a)	04/30/2032	5,351,249
2,421,000	Morgan Stanley (5 yr. CMT Rate + 2.43%)	5.95%	01/19/2038	2,539,121
4,669,000	Morgan Stanley (5 yr. CMT Rate + 1.80%)	5.94%	02/07/2039	4,890,036
3,946,000	Motorola Solutions, Inc.	5.20%	08/15/2032	4,068,642
590,000	Nabors Industries, Inc.	9.13%(a)	01/31/2030	614,048
655,000	Nassau Cos. of New York	7.88%(a)	07/15/2030	669,515
2,020,000	National Fuel Gas Co.	5.95%	03/15/2035	2,108,552
335,000	Navient Corp.	5.00%	03/15/2027	333,759
350,000	Navient Corp.	7.88%	06/15/2032	368,728
330,000	NCL Corp. Ltd.	5.88%(a)	01/15/2031	330,225
330,000	NCL Corp. Ltd.	6.25%(a)	09/15/2033	331,914

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	59

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,332,000	NetApp, Inc.	5.50%	03/17/2032	2,427,626
3,549,000	Netflix, Inc.	5.40%	08/15/2054	3,576,983
715,000	Newell Brands, Inc.	6.38%	05/15/2030	710,206
4,612,000	Newmont Corp. / Newcrest Finance Pty Ltd.	5.35%	03/15/2034	4,812,892
345,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%(a)	02/15/2029	353,988
5,605,000	NGPL PipeCo LLC	3.25%(a)	07/15/2031	5,079,681
2,440,000	Niagara Mohawk Power Corp.	4.65%(a)	10/03/2030	2,452,664
4,802,000	NiSource, Inc.	5.35%	04/01/2034	4,947,432
2,384,000	NiSource, Inc. (5 yr. CMT Rate + 2.45%)	6.95%	11/30/2054	2,486,831
4,149,000	NiSource, Inc.	5.85%	04/01/2055	4,212,424
600,000	Nissan Motor Acceptance Co. LLC	5.63%(a)	09/29/2028	600,762
2,995,000	Northrop Grumman Corp.	4.03%	10/15/2047	2,442,958
4,976,000	Northrop Grumman Corp.	5.20%	06/01/2054	4,741,864
1,000,000	Novelis Corp.	4.75%(a)	01/30/2030	965,493
490,000	Novelis Corp.	6.88%(a)	01/30/2030	508,524
745,000	NRG Energy, Inc.	6.00%(a)	02/01/2033	757,163
265,000	NRG Energy, Inc.	5.75%(a)	01/15/2034	264,895
480,000	Olin Corp.	6.63%(a)	04/01/2033	483,076
710,000	Olympus Water US Holding Corp.	7.25%(a)	02/15/2033	711,183
2,512,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	2,534,875
2,876,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	2,539,017
565,000	OneMain Finance Corp.	7.50%	05/15/2031	591,127
410,000	OneMain Finance Corp.	7.13%	09/15/2032	424,058
845,000	OneMain Finance Corp.	6.50%	03/15/2033	847,391
3,971,000	Oracle Corp.	5.88%	09/26/2045	3,984,077
2,475,000	O’Reilly Automotive, Inc.	5.00%	08/19/2034	2,499,080
1,220,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%(a)	02/15/2031	1,287,952
2,275,000	Owens Corning	5.70%	06/15/2034	2,398,252
1,035,000	Panther Escrow Issuer LLC	7.13%(a)	06/01/2031	1,077,247
1,755,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(a)	02/01/2030	1,810,623
9,243,000	Paychex, Inc.	5.35%	04/15/2032	9,593,720
270,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%	02/15/2028	268,566
470,000	Penn Entertainment, Inc.	4.13%(a)	07/01/2029	440,875
690,000	PennyMac Financial Services, Inc.	4.25%(a)	02/15/2029	668,379
775,000	PennyMac Financial Services, Inc.	7.88%(a)	12/15/2029	823,044
420,000	PennyMac Financial Services, Inc.	6.88%(a)	05/15/2032	435,532
4,895,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25%(a)	02/01/2030	5,051,269
3,041,000	Permian Resources Operating LLC	6.25%(a)	02/01/2033	3,099,904
560,000	PetSmart LLC / PetSmart Finance Corp.	7.50%(a)	09/15/2032	562,232
595,000	PetSmart LLC / PetSmart Finance Corp.	10.00%(a)	09/15/2033	601,937
4,643,000	Philip Morris International, Inc.	5.38%	02/15/2033	4,850,216
4,295,000	Philip Morris International, Inc.	5.25%	02/13/2034	4,436,695
3,694,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	3,846,307
655,000	Pike Corp.	8.63%(a)	01/31/2031	703,468
1,631,000	PNC Financial Services Group, Inc. (SOFR + 1.42%)	5.37%	07/21/2036	1,679,048
980,000	Post Holdings, Inc.	6.38%(a)	03/01/2033	991,573
375,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63%(a)	09/01/2029	202,969
545,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25%(a)	01/15/2028	545,305

Principal Amount $	Security Description	Rate	Maturity	Value $
785,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25%(a)	04/01/2029	785,494
3,094,000	Prudential Financial, Inc.	5.20%	03/14/2035	3,182,648
1,626,000	PSEG Power LLC	5.20%(a)	05/15/2030	1,669,081
455,000	Qnity Electronics, Inc.	6.25%(a)	08/15/2033	465,208
2,839,000	Qorvo, Inc.	3.38%(a)	04/01/2031	2,610,950
4,145,000	Quanta Services, Inc.	5.25%	08/09/2034	4,252,435
4,771,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	4,831,224
1,115,000	Quikrete Holdings, Inc.	6.75%(a)	03/01/2033	1,160,100
425,000	QXO Building Products, Inc.	6.75%(a)	04/30/2032	441,106
210,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%(a)	09/15/2026	191,625
362,936	Radiology Partners, Inc. (9.78% Cash or 9.78% PIK)	9.78%(a)	02/15/2030	355,382
1,065,000	Radiology Partners, Inc.	8.50%(a)	07/15/2032	1,103,432
1,911,000	Regal Rexnord Corp.	6.05%	02/15/2026	1,920,508
2,803,000	Regal Rexnord Corp.	6.05%	04/15/2028	2,900,589
4,734,000	Rentokil Terminix Funding LLC	5.00%(a)	04/28/2030	4,825,665
4,715,000	Republic Services, Inc.	5.15%	03/15/2035	4,871,224
960,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50%(a)	06/15/2033	989,342
1,930,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63%(a)	02/01/2033	1,957,076
615,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.25%(a)	10/15/2030	620,868
575,000	Rocket Cos., Inc.	6.13%(a)	08/01/2030	590,557
575,000	Rocket Cos., Inc.	6.38%(a)	08/01/2033	594,184
2,075,000	Rollins, Inc.	5.25%	02/24/2035	2,113,004
1,474,000	Roper Technologies, Inc.	4.25%	09/15/2028	1,481,257
4,618,000	Royal Caribbean Cruises Ltd.	5.38%(a)	07/15/2027	4,659,450
2,120,000	Royal Caribbean Cruises Ltd.	5.38%	01/15/2036	2,133,183
3,008,000	Royalty Pharma PLC	5.95%	09/25/2055	3,022,975
2,366,000	Sabra Health Care LP	3.20%	12/01/2031	2,149,859
156,000	Sabre GLBL, Inc.	8.63%(a)	06/01/2027	158,335
520,000	Sabre GLBL, Inc.	10.75%(a)	11/15/2029	504,477
3,149,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%	03/20/2029	3,210,366
1,270,000	Sealed Air Corp./Sealed Air Corp. US	7.25%(a)	02/15/2031	1,334,221
965,000	Select Medical Corp.	6.25%(a)	12/01/2032	966,302
780,000	Service Properties Trust	0.00%(a)	09/30/2027	688,568
260,000	Service Properties Trust	5.50%	12/15/2027	255,428
550,000	Service Properties Trust	8.88%	06/15/2032	553,572
1,100,000	Sirius XM Radio LLC	5.50%(a)	07/01/2029	1,101,133
585,000	Six Flags Entertainment Corp.	7.25%(a)	05/15/2031	585,615
720,000	SM Energy Co.	7.00%(a)	08/01/2032	721,081
1,170,000	Solstice Advanced Materials, Inc.	5.63%(a)	09/30/2033	1,174,597
2,512,000	Sonoco Products Co.	4.60%	09/01/2029	2,528,141
3,330,000	Southern Co. (5 yr. CMT Rate + 2.07%)	6.38%	03/15/2055	3,550,869
1,261,000	Southern Natural Gas Co. LLC	5.45%(a)	08/01/2035	1,287,136
2,764,000	Southern Power Co.	4.90%	10/01/2035	2,727,414
625,000	Standard Building Solutions, Inc.	6.50%(a)	08/15/2032	641,904
795,000	Staples, Inc.	10.75%(a)	09/01/2029	790,047
360,000	Star Leasing Co. LLC	7.63%(a)	02/15/2030	350,173
1,015,000	Starwood Property Trust, Inc.	5.25%(a)	10/15/2028	1,015,928
850,000	Starwood Property Trust, Inc.	7.25%(a)	04/01/2029	893,601
405,000	Starwood Property Trust, Inc.	6.00%(a)	04/15/2030	411,484
170,000	Starz Capital Holdings LLC	5.50%(a)	04/15/2029	139,555
625,000	Station Casinos LLC	6.63%(a)	03/15/2032	642,474
685,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%(a)	06/01/2031	652,213
5,701,000	Sun Communities Operating LP	2.70%	07/15/2031	5,160,837
1,130,000	SunCoke Energy, Inc.	4.88%(a)	06/30/2029	1,057,195
635,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	635,209

60	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
210,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	81,900
4,890,000	Takeda US Financing, Inc.	5.90%	07/07/2055	5,041,534
1,205,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%(a)	02/15/2029	1,241,859
340,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.75%(a)	03/15/2034	336,800
1,074,000	Targa Resources Corp.	5.50%	02/15/2035	1,093,523
950,000	Tenet Healthcare Corp.	6.25%	02/01/2027	950,484
1,320,000	Tenet Healthcare Corp.	6.13%	06/15/2030	1,338,489
5,405,000	T-Mobile USA, Inc.	3.40%	10/15/2052	3,706,344
3,112,000	T-Mobile USA, Inc.	5.25%	06/15/2055	2,899,343
3,003,000	T-Mobile USA, Inc.	5.88%	11/15/2055	3,069,623
9,216,000	Trans-Allegheny Interstate Line Co.	5.00%(a)	01/15/2031	9,458,391
1,245,000	TransDigm, Inc.	6.88%(a)	12/15/2030	1,291,102
1,140,000	TransDigm, Inc.	6.38%(a)	05/31/2033	1,155,667
85,000	TransDigm, Inc.	6.25%(a)	01/31/2034	87,479
120,000	TransDigm, Inc.	6.75%(a)	01/31/2034	124,161
351,000	Transocean International Ltd.	8.00%(a)	02/01/2027	350,780
445,500	Transocean Poseidon Ltd.	6.88%(a)	02/01/2027	446,395
1,987,000	Travelers Cos., Inc.	5.70%	07/24/2055	2,059,919
655,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	699,212
90,000	Tronox, Inc.	9.13%(a)	09/30/2030	88,231
2,075,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	2,247,958
4,700,000	Truist Financial Corp. (SOFR + 1.57%)	5.15%	08/05/2032	4,838,339
5,415,000	Uber Technologies, Inc.	4.50%(a)	08/15/2029	5,409,792
4,859,000	Uber Technologies, Inc.	4.80%	09/15/2034	4,871,473
655,000	UKG, Inc.	6.88%(a)	02/01/2031	676,346
1,255,000	United Airlines, Inc.	4.63%(a)	04/15/2029	1,236,732
2,060,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	2,066,223
491,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	10.50%(a)	02/15/2028	517,428
480,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63%(a)	06/15/2032	458,869
1,160,000	Univision Communications, Inc.	8.50%(a)	07/31/2031	1,198,828
445,000	Upbound Group, Inc.	6.38%(a)	02/15/2029	439,800
1,725,000	US Foods, Inc.	5.75%(a)	04/15/2033	1,738,346
500,000	Vail Resorts, Inc.	6.50%(a)	05/15/2032	517,323
940,000	Venture Global LNG, Inc.	8.13%(a)	06/01/2028	973,624
720,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	756,486
330,000	Venture Global LNG, Inc.	9.88%(a)	02/01/2032	359,485
215,000	Venture Global Plaquemines LNG LLC	7.50%(a)	05/01/2033	237,711
670,000	Venture Global Plaquemines LNG LLC	6.50%(a)	01/15/2034	705,699
1,682,000	Veralto Corp.	5.35%	09/18/2028	1,736,600
2,424,000	Veralto Corp.	5.45%	09/18/2033	2,536,415
6,078,000	VeriSign, Inc.	5.25%	06/01/2032	6,246,412
4,710,000	Verisk Analytics, Inc.	5.25%	06/05/2034	4,859,148
2,480,000	Vertiv Group Corp.	4.13%(a)	11/15/2028	2,424,707
4,976,000	VICI Properties LP / VICI Note Co., Inc.	4.63%(a)	12/01/2029	4,928,854
1,630,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	1,711,301
1,415,000	Viking Cruises Ltd.	5.88%(a)	09/15/2027	1,416,477
2,265,000	Viking Cruises Ltd.	5.88%(a)	10/15/2033	2,269,421
1,739,000	Viper Energy Partners LLC	4.90%	08/01/2030	1,753,341
1,729,000	Virginia Electric and Power Co.	5.55%	08/15/2054	1,718,625
530,000	Vital Energy, Inc.	7.88%(a)	04/15/2032	514,854
27,360	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.23%(a)	04/30/2030	26,266
590,000	Voyager Parent LLC	9.25%(a)	07/01/2032	624,314
485,000	VT Topco, Inc.	8.50%(a)	08/15/2030	493,786
760,000	Walker & Dunlop, Inc.	6.63%(a)	04/01/2033	777,842
790,000	Wand NewCo 3, Inc.	7.63%(a)	01/30/2032	832,976
980,000	Warnermedia Holdings, Inc.	4.05%	03/15/2029	946,518
415,000	Warnermedia Holdings, Inc.	4.28%	03/15/2032	380,762
715,000	Warnermedia Holdings, Inc.	5.05%	03/15/2042	571,246
3,959,000	Waste Connections, Inc.	5.25%	09/01/2035	4,081,169

Principal Amount $	Security Description	Rate	Maturity	Value $
1,255,000	Watco Cos. LLC / Watco Finance Corp.	7.13%(a)	08/01/2032	1,300,073
615,000	Wayfair LLC	7.25%(a)	10/31/2029	635,627
990,000	WBI Operating LLC	6.50%(a)	10/15/2033	988,762
335,000	Weatherford International Ltd.	8.63%(a)	04/30/2030	342,690
1,190,000	Weatherford International Ltd.	6.75%(a)	10/15/2033	1,191,571
9,693,000	Wells Fargo & Co. (SOFR + 1.50%)	5.15%	04/23/2031	9,999,189
7,049,000	Wells Fargo & Co. (SOFR + 2.06%)	6.49%	10/23/2034	7,834,579
2,097,000	Wells Fargo & Co. (SOFR + 1.34%)	4.89%	09/15/2036	2,093,626
440,000	WESCO Distribution, Inc.	6.38%(a)	03/15/2033	456,429
4,684,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	4,789,870
580,000	Whirlpool Corp.	6.50%	06/15/2033	579,342
535,000	Windstream Services LLC	7.50%(a)	10/15/2033	535,190
790,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25%(a)	10/01/2031	818,955
4,550,000	Workday, Inc.	3.70%	04/01/2029	4,483,434
2,639,000	Workday, Inc.	3.80%	04/01/2032	2,521,040
625,000	WR Grace Holdings LLC	5.63%(a)	08/15/2029	581,430
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38%(a)	08/15/2028	1,186,930
3,250,000	XHR LP	6.63%(a)	05/15/2030	3,343,350
1,510,000	XPO, Inc.	7.13%(a)	06/01/2031	1,581,690
4,741,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/2034	4,856,188
4,863,000	Zoetis, Inc.	4.15%	08/17/2028	4,880,473
1,965,000	Zoetis, Inc.	4.70%	02/01/2043	1,818,974
	Total US Corporate Bonds (Cost $1,012,951,610)			1,023,051,663

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 22.3%
	Fannie Mae Whole Loan
100,960	Series 2003-W17-1A7	5.75%	08/25/2033	102,466
	Federal Home Loan Mortgage Corp.
172,830	Pool G01840	5.00%	07/01/2035	177,070
104,161	Pool G04817	5.00%	09/01/2038	106,981
4,384,215	Pool G08537	3.00%	07/01/2043	4,036,773
2,437,774	Pool G08622	3.00%	01/01/2045	2,221,986
2,327,829	Pool G08686	3.00%	01/01/2046	2,112,538
8,666,528	Pool G08701	3.00%	04/01/2046	7,855,992
576,027	Pool G08737	3.00%	12/01/2046	521,554
5,051,295	Pool G61645	4.00%	10/01/2048	4,858,791
694,751	Pool N70081	5.50%	07/01/2038	708,534
4,199,260	Pool Q33789	3.50%	06/01/2045	3,962,766
8,156,515	Pool QX1615	5.50%	12/01/2054	8,346,539
7,104,078	Pool RA3722	2.50%	10/01/2050	6,098,827
35,261,357	Pool RA9843	5.50%	09/01/2053	35,908,736
25,724,850	Pool RJ4841	5.50%	09/01/2055	26,324,190
6,612,372	Pool SD0699	2.00%	11/01/2050	5,480,119
10,968,996	Pool SD2759	5.50%	05/01/2053	11,193,913
21,822,659	Pool SD2912	5.00%	05/01/2053	21,862,104
36,737,991	Pool SD2969	2.50%	05/01/2052	31,586,405
25,522,159	Pool SD3721	5.00%	07/01/2053	25,564,980
17,462,138	Pool SD3892	5.50%	09/01/2053	17,771,702
22,278,620	Pool SD4301	6.00%	11/01/2053	23,288,450
9,427,400	Pool SD4400	2.00%	02/01/2051	7,722,980
4,989,096	Pool SD4658	5.00%	06/01/2053	5,026,973
13,975,994	Pool SD4882	6.00%	02/01/2054	14,608,601
17,916,806	Pool SD4888	6.00%	02/01/2054	18,541,251
13,567,867	Pool SD5598	5.50%	05/01/2054	13,855,667
28,747,724	Pool SD5726	3.00%	07/01/2052	25,557,485
6,204,519	Pool SD5964	5.50%	11/01/2053	6,343,593
50,912,126	Pool SD7538	2.00%	04/01/2051	42,187,736
46,645,637	Pool SD7553	3.00%	03/01/2052	41,725,198
16,460,912	Pool SD7562	5.50%	04/01/2053	16,871,355
21,838,759	Pool SD7564	5.00%	06/01/2053	21,990,488
17,088,236	Pool SD7565	5.50%	09/01/2053	17,508,271
8,190,943	Pool SD7567	5.50%	02/01/2054	8,385,190
12,836,973	Pool SD7568	5.50%	02/01/2054	13,142,159
15,223,160	Pool SD8276	5.00%	12/01/2052	15,178,363
13,492,817	Pool SD8299	5.00%	02/01/2053	13,451,721
34,721,152	Pool SL0312	6.00%	01/01/2055	36,289,295

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	61

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
15,622,745	Pool SL1712	6.00%	12/01/2054	16,037,253
681,942	Pool T60854	3.50%	09/01/2042	635,190
128,375	Pool U60299	4.00%	11/01/2040	124,929
26,369,467	Pool WS4034	3.75%	01/01/2034	25,044,488
9,345,669	Pool ZT1827	3.00%	07/01/2047	8,451,930
22,216	Series 2692-SC (-2 x 30 day avg SOFR US + 13.06%, 0.00% Floor, 13.29% Cap)	4.31%(j)	07/15/2033	23,671
497,599	Series 2722-PS (-1 x 30 day avg SOFR US + 9.76%, 0.00% Floor, 9.89% Cap)	4.90%(j)	12/15/2033	522,963
20,018	Series 2750-ZT	5.00%	02/15/2034	20,378
51,389	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.01%(h)(j)	07/15/2035	4,124
25,043	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.24%(h)(j)	10/15/2035	2,307
89,317	Series 3116-Z	5.50%	02/15/2036	92,255
6,134	Series 3117-ZN	4.50%	02/15/2036	6,142
24,783	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.59%(h)(j)	02/15/2037	2,133
75,770	Series 3382-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.51%(h)(j)	11/15/2037	5,459
76,732	Series 3384-S (-1 x 30 day avg SOFR US + 6.28%, 0.00% Floor, 6.39% Cap)	1.90%(h)(j)	11/15/2037	6,153
28,438	Series 3417-SX (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	1.69%(h)(j)	02/15/2038	2,262
9,834	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.16%(h)(j)	03/15/2038	720
9,834	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.16%(h)(j)	03/15/2038	707
42,032	Series 3524-LB	3.31%(c)	06/15/2038	40,614
27,452	Series 3562-WS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.46%(h)(j)	08/15/2039	1,547
81,997	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.51%(h)(j)	10/15/2049	6,870
46,121	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.86%(h)(j)	03/15/2032	1,905
309,581	Series 3626-AZ	5.50%	08/15/2036	320,937
139,676	Series 3666-SC (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.28%(h)(j)	05/15/2040	10,671
284,935	Series 3779-YA	3.50%	12/15/2030	281,483
162,797	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.53%(j)	01/15/2041	129,123
101,340	Series 3792-SE (-2 x 30 day avg SOFR US + 9.63%, 0.00% Floor, 9.86% Cap)	0.89%(j)	01/15/2041	67,409
272,128	Series 3806-CZ	5.50%	07/15/2034	280,858
439,594	Series 3818-CZ	4.50%	03/15/2041	435,926
251,282	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00%(j)	02/15/2041	212,748
1,699,379	Series 3889-VZ	4.00%	07/15/2041	1,647,894
667,617	Series 3972-AZ	3.50%	12/15/2041	629,618

Principal Amount $	Security Description	Rate	Maturity	Value $
1,878,878	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.41%(h)(j)	01/15/2054	197,365
586,514	Series 4471-BA	3.00%	12/15/2041	582,362
11,925,884	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	11/25/2054	11,955,071
10,789,174	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.71%	02/25/2054	10,856,960
17,803,130	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	17,728,578
30,113,371	Series 5524-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	30,080,831
13,718,089	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	09/25/2054	13,746,894
7,278,521	Series 5570-FA (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.76%	05/25/2055	7,337,796
	Federal National Mortgage Association
31,669	Pool 555743	5.00%	09/01/2033	32,085
27,850	Pool 735382	5.00%	04/01/2035	28,500
237,622	Pool 735383	5.00%	04/01/2035	243,165
117,885	Pool 735402	5.00%	04/01/2035	120,636
160,059	Pool 735484	5.00%	05/01/2035	163,793
41,294	Pool 931104	5.00%	05/01/2039	42,050
193,741	Pool 995203	5.00%	07/01/2035	196,599
146,105	Pool AB2123	4.00%	01/01/2031	145,545
2,003	Pool AD2177	4.50%	06/01/2030	2,006
211,344	Pool AH7309	4.00%	02/01/2031	210,227
3,347,995	Pool AL9238	3.00%	10/01/2041	3,095,719
564,308	Pool AL9445	3.00%	07/01/2031	552,794
6,349,351	Pool AS7661	3.00%	08/01/2046	5,612,329
3,122,252	Pool AS7724	2.50%	08/01/2046	2,712,126
6,464,084	Pool BD8013	2.50%	09/01/2046	5,615,027
17,450,500	Pool BL2643	3.39%	07/01/2034	16,142,118
4,659,761	Pool BL9284	2.23%	12/01/2050	3,354,562
1,598,952	Pool BM4094	3.00%	03/01/2043	1,473,546
39,953,052	Pool BR2217	2.50%	08/01/2051	34,329,606
36,599,790	Pool BS4941	2.46%	04/01/2032	32,873,866
7,045,000	Pool BZ3117	5.06%	03/01/2035	7,293,269
17,105,000	Pool BZ3231	5.02%	03/01/2035	17,657,135
20,425,593	Pool BZ4011	4.48%	06/01/2030	20,570,006
5,208,970	Pool BZ4013	4.48%	06/01/2030	5,245,799
32,997,593	Pool CB7272	6.00%	10/01/2053	34,117,310
13,564,026	Pool CB7335	5.50%	10/01/2053	13,857,676
8,221,402	Pool CB8122	5.00%	03/01/2054	8,289,522
20,923,921	Pool CB8138	5.50%	03/01/2054	21,355,342
25,316,257	Pool CB8692	5.50%	06/01/2054	25,911,943
9,533,887	Pool FA0517	5.50%	02/01/2055	9,671,313
20,465,816	Pool FA1144	6.00%	06/01/2054	21,120,751
8,389,234	Pool FA1622	2.50%	06/01/2052	7,124,187
8,926,652	Pool FM1000	3.00%	04/01/2047	8,072,989
14,488,512	Pool FM4575	2.50%	10/01/2050	12,482,971
9,076,016	Pool FM6061	2.00%	02/01/2051	7,451,519
5,931,650	Pool FM8664	3.00%	10/01/2046	5,366,291
33,160,255	Pool FS1472	3.50%	11/01/2050	30,641,298
8,787,963	Pool FS3708	5.00%	01/01/2053	8,777,503
26,918,094	Pool FS5417	2.50%	04/01/2052	23,004,927
27,630,789	Pool FS5875	2.50%	04/01/2052	23,604,008
7,916,178	Pool FS6084	6.00%	10/01/2053	8,177,371
2,047,064	Pool FS6309	6.00%	12/01/2053	2,139,817
5,888,793	Pool FS6476	2.50%	11/01/2051	5,051,428
3,621,145	Pool FS7708	3.50%	04/01/2052	3,340,113
4,087,252	Pool FS8999	6.00%	08/01/2054	4,244,117
6,252,746	Pool FS9728	3.00%	03/01/2052	5,594,566
87,005	Pool MA0264	4.50%	12/01/2029	87,533
59,465	Pool MA0353	4.50%	03/01/2030	59,837
4,100	Pool MA0468	5.00%	07/01/2040	4,052
1,742,448	Pool MA2151	3.50%	01/01/2045	1,616,565
896,496	Pool MA2248	3.00%	04/01/2045	797,989

62	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
1,459,465	Pool MA2621	3.50%	05/01/2046	1,348,703
3,279,699	Pool MA2649	3.00%	06/01/2046	2,898,988
1,333,502	Pool MA2711	3.00%	08/01/2046	1,178,713
8,558,676	Pool MA2806	3.00%	11/01/2046	7,739,891
8,005,258	Pool MA4399	2.50%	08/01/2051	6,795,263
11,302,522	Pool MA4709	5.00%	07/01/2052	11,271,010
13,308,024	Pool MA5086	5.00%	07/01/2043	13,518,293
569,855	Series 2005-20-QH	5.00%	03/25/2035	583,337
103,325	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.11%(h)(j)	10/25/2036	13,034
39,682	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.28%(h)(j)	07/25/2036	3,606
35,751	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.78%(h)(j)	05/25/2037	2,997
449,827	Series 2007-30-FS (-5 x 30 day avg SOFR US + 29.30%, 0.00% Floor, 29.83% Cap)	9.12%(j)	04/25/2037	540,267
174,908	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	1.97%(h)(j)	04/25/2037	21,268
25,891	Series 2008-29-ZA	4.50%	04/25/2038	25,888
11,813	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(h)(j)	07/25/2038	768
120,606	Series 2009-111-EZ	5.00%	01/25/2040	123,153
3,676	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.78%(h)(j)	01/25/2040	405
9,672	Series 2009-16-MZ	5.00%	03/25/2029	9,655
17,931	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.48%(h)(j)	07/25/2039	1,627
34,526	Series 2009-62-PS (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.63%(h)(j)	08/25/2039	1,016
307,304	Series 2009-77-ZA	4.50%	10/25/2039	307,321
88,435	Series 2009-83-Z	4.50%	10/25/2039	88,195
51,001	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.03%(h)(j)	10/25/2040	1,997
25,383	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	1.59%(j)	12/25/2040	25,678
13,955	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.53%(h)(j)	04/25/2040	788
10,205	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.46%(h)(j)	04/25/2040	516
57,960	Series 2010-35-SP (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.88%(h)(j)	04/25/2050	7,359
2,848	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.98%(h)(j)	04/25/2040	51
402,852	Series 2010-37-MY	4.50%	04/25/2040	401,228
70,661	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.53%(h)(j)	01/25/2040	3,485
119,682	Series 2010-60-VZ	5.00%	10/25/2039	122,205
55,852	Series 2010-64-EZ	5.00%	06/25/2040	56,932
108,613	Series 2010-7-PE	5.00%	02/25/2040	111,389
27,435	Series 2010-90-GS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(h)(j)	08/25/2040	2,257

Principal Amount $	Security Description	Rate	Maturity	Value $
17,704	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	2.65%(j)	09/25/2040	20,191
948,319	Series 2011-141-PZ	4.00%	01/25/2042	918,372
12,892	Series 2011-25-KY	3.00%	04/25/2026	12,831
359,454	Series 2011-59-MA	4.50%	07/25/2041	360,594
548,064	Series 2017-86-MA	3.00%	04/25/2046	530,874
8,196,066	Series 2018-21-IO	3.00%(h)	04/25/2048	1,408,627
12,895,137	Series 2018-21-PO	0.00%(k)	04/25/2048	9,839,130
6,987,972	Series 2018-35-IO	3.00%(h)	05/25/2048	1,191,301
26,807,646	Series 2018-35-PO	0.00%(k)	05/25/2048	19,630,046
16,327,962	Series 2021-48-NS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00%(h)(j)	08/25/2051	350,592
13,270,000	Series 2022-M2-A2	2.40%	11/25/2031	12,015,746
13,139,109	Series 2024-100-FD (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.81%	06/25/2054	13,203,097
13,517,295	Series 2024-96-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	12/25/2054	13,521,284
21,593,915	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.61%	04/25/2055	21,671,080
5,800,965	Series 2025-31-FA (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.66%	06/25/2054	5,830,835
20,872,615	Series 2025-42-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	06/25/2055	21,001,971
75,120	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.98%(h)(j)	11/25/2039	7,631
	Ginnie Mae I Pool
23,557,826	Pool 779384	3.50%	06/15/2042	22,064,894
	Ginnie Mae II Pool
8,903,182	Pool 784415	3.50%	04/20/2047	8,255,585
22,838,243	Pool 785713	2.50%	10/20/2051	19,636,139
10,700,580	Pool 785764	2.50%	11/20/2051	9,196,008
27,745,191	Pool 786009	3.00%	02/20/2052	24,581,864
8,800,400	Pool 786227	3.00%	04/20/2052	7,794,022
3,682,563	Pool 786540	3.50%	02/20/2050	3,412,455
9,410,233	Pool 786718	3.50%	07/20/2051	8,680,935
23,416,537	Pool MA5076	3.00%	03/20/2048	21,167,696
25,815,401	Pool MA5191	3.50%	05/20/2048	23,978,048
	Government National Mortgage Association
55,766	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.85%(h)(j)	08/20/2033	370
34,423	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.80%(h)(j)	09/20/2038	650
468,186	Series 2009-32-ZE	4.50%	05/16/2039	467,004
500,850	Series 2009-75-GZ	4.50%	09/20/2039	503,626
660,537	Series 2009-75-HZ	5.00%	09/20/2039	677,790
1,704,396	Series 2010-113-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.80%(h)(j)	09/20/2040	232,575
71,641	Series 2010-25-ZB	4.50%	02/16/2040	71,727
1,006,932	Series 2011-45-GZ	4.50%	03/20/2041	1,012,094
1,352,340	Series 2013-117-MS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.90%(h)(j)	02/20/2043	61,194
1,603,771	Series 2013-122-SB (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.84%(h)(j)	08/16/2043	190,506

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	63

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,298,270	Series 2014-102-TS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.35%(h)(j)	07/20/2044	229,819
1,975,549	Series 2014-118-PS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.95%(h)(j)	08/20/2044	283,214
1,728,605	Series 2014-118-SA (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.95%(h)(j)	08/20/2044	247,812
5,064,119	Series 2017-52-FH (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	4.60%	04/20/2047	4,930,881
12,830,301	Series 2020-61-IA	3.00%(h)	05/20/2050	2,128,591
9,638,037	Series 2021-117-ID	3.50%(h)	06/20/2051	1,629,505
18,504,968	Series 2021-155-UI	4.50%(h)	09/20/2051	3,455,594
16,556,822	Series 2021-214-IG	2.50%(h)	12/20/2051	2,451,815
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,525,846,580)			1,491,753,610

US GOVERNMENT AND AGENCY OBLIGATIONS - 19.6%
19,584,795	United States Treasury Inflation Indexed Bonds	0.38%	07/15/2027	19,455,492
25,365,960	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	25,777,960
19,684,190	United States Treasury Inflation Indexed Bonds	0.50%	01/15/2028	19,459,992
340,000,000	United States Treasury Note/Bond	0.75%	03/31/2026	334,855,242
101,700,000	United States Treasury Note/Bond	0.75%	01/31/2028	95,244,434
131,750,000	United States Treasury Note/Bond	0.63%	05/15/2030	114,553,023
107,850,000	United States Treasury Note/Bond	0.63%	08/15/2030	93,001,667
289,650,000	United States Treasury Note/Bond	0.88%	11/15/2030	251,192,173
355,220,000	United States Treasury Note/Bond	1.13%	08/15/2040	224,149,369
140,150,000	United States Treasury Note/Bond	1.88%	02/15/2041	98,584,029
47,900,000	United States Treasury Note/Bond	1.75%	08/15/2041	32,514,931
	Total US Government and Agency Obligations (Cost $1,289,547,901)			1,308,788,312

Shares	Security Description	Rate	Maturity	Value $
COMMON STOCKS - 0.0%(l)
711	Stichting Administratiekantoor ADR(b)(m)			—
261	Stichting Administratiekantoor Unigel Creditors(b)(m)			—
	Total Common Stocks (Cost $—)			—

ESCROW NOTES - 0.0%(l)
5,400,000	Credito Real SAB de CV SOFOM ER(m)			47,250
690,000	Parkland Corp.(b)(m)			345
	Total Escrow Notes (Cost $5,275,601)			47,595

AFFILIATED MUTUAL FUNDS - 7.9%
7,041,262	DoubleLine Emerging Markets Local Currency Bond Fund - Class I			66,469,511
18,461,416	DoubleLine Global Bond Fund - Class I			163,198,922
27,534,253	DoubleLine Infrastructure Income Fund - Class I			263,502,798
5,000,000	DoubleLine Long Duration Total Return Bond Fund - Class I			31,650,000
	Total Affiliated Mutual Funds (Cost $563,262,155)			524,821,231

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 5.1%
72,252,084	First American Government Obligations Fund - U	4.07%(n)		72,252,084
72,252,084	JPMorgan US Government Money Market Fund - IM	4.09%(n)		72,252,084
72,252,084	MSILF Government Portfolio - Institutional	4.05%(n)		72,252,084
125,000,000	United States Treasury Bill	0.00%	10/30/2025	124,592,836
	Total Short Term Investments (Cost $341,329,257)			341,349,088
	Total Investments - 100.1% (Cost $6,990,559,077)			6,691,106,304
	Other Liabilities in Excess of Assets - (0.1)%			(7,881,118)
	NET ASSETS - 100.0%			$6,683,225,186

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	22.3%
US Government and Agency Obligations	19.6%
US Corporate Bonds	15.3%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Affiliated Mutual Funds	7.9%
Foreign Corporate Bonds	5.4%
Short Term Investments	5.1%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Asset Backed Obligations	3.1%
Collateralized Loan Obligations	2.7%
Bank Loans	2.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Escrow Notes	0.0%(l)
Common Stocks	0.0%(l)
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

64	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	22.3%
US Government and Agency Obligations	19.6%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Affiliated Mutual Funds	7.9%
Short Term Investments	5.1%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Banking	3.1%
Asset Backed Obligations	3.1%
Collateralized Loan Obligations	2.7%
Technology	2.3%
Energy	1.9%
Utilities	1.9%
Transportation	1.2%
Insurance	1.0%
Finance	0.9%
Healthcare	0.9%
Real Estate	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Pharmaceuticals	0.7%
Telecommunications	0.7%
Commercial Services	0.7%
Media	0.7%
Food Products	0.6%
Retailers (other than Food/Drug)	0.6%
Hotels/Motels/Inns and Casinos	0.6%
Construction	0.5%
Mining	0.5%
Aerospace & Defense	0.4%
Industrial Equipment	0.4%
Diversified Manufacturing	0.4%
Automotive	0.4%
Electronics/Electric	0.3%
Leisure	0.3%
Beverage and Tobacco	0.3%
Containers and Glass Products	0.3%
Chemicals/Plastics	0.2%
Consumer Products	0.2%
Building and Development (including Steel/Metals)	0.1%
Environmental Control	0.1%
Pulp & Paper	0.1%
Business Equipment and Services	0.1%
Food Service	0.1%
Food/Drug Retailers	0.1%
Chemical Products	0.0%(l)
IT Services	0.0%(l)
Financials	0.0%(l)
Escrow Notes	0.0%(l)
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $1,298,831,729 or 19.4% of the Fund’s net assets.
(b)
Value determined using significant unobservable inputs.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(g)
Perpetual maturity. The date disclosed is the next call date of the security.
(h)
Interest only security
(i)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)
Principal only security
(l)
Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	65

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)
(m)
Non-income producing security.
(n)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR Secured Overnight Financing Rate
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
U.S. Treasury Long Bonds	Long	2,100	12/19/2025	$240,356,161	$4,490,713
U.S. Treasury 5 Year Notes	Long	100	12/31/2025	10,921,306	(1,774)
U.S. Treasury 2 Year Notes	Long	17,300	12/31/2025	3,605,943,722	(650,744)
U.S. Treasury Ultra Bonds	Short	(460)	12/19/2025	(54,231,841)	(996,909)
10 Year U.S. Ultra Treasury Notes	Short	(2,650)	12/19/2025	(302,384,104)	(2,572,928)
					$268,358

(1)
Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended September 30, 2025 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2025	Change in Unrealized for the Period Ended September 30, 2025	Value at September 30, 2025	Shares Held at September 30, 2025	Dividend Income Earned for the Period Ended September 30, 2025
DoubleLine Infrastructure Income Fund (Class I)	$285,348,391	$—	$(26,000,000)	$(2,315,451)	$6,469,858	$263,502,798	27,534,253	$ —
DoubleLine Global Bond Fund (Class I)	109,127,025	48,900,000	—	—	5,171,897	163,198,922	18,461,416	—
DoubleLine Long Duration Total Return Bond Fund (Class I)	32,000,000	—	—	—	(350,000)	31,650,000	5,000,000	—
DoubleLine Emerging Markets Local Currency Bond Fund (Class I)	—	—	—	—	66,469,511	66,469,511	7,041,262	—
	$426,475,416	$48,900,000	$(26,000,000)	$(2,315,451)	$77,761,266	$524,821,231	58,036,931	$—

66	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 67. 2%
BRAZIL - 12.1%
3,325,457	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	3,377,740
600,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%	01/28/2031	599,659
800,000	Braskem Netherlands Finance BV	4.50%	01/31/2030	302,088
2,500,000	Cosan Luxembourg SA	5.50%	09/20/2029	2,469,351
7,300,000	Cosan Overseas Ltd.	8.25%(a)	12/29/2049	7,333,213
3,350,000	CSN Resources SA	5.88%	04/08/2032	2,850,706
153,658	Guara Norte Sarl	5.20%	06/15/2034	150,624
1,929,352	Invepar Holdings	0.00%(b)(c)	12/30/2028	—
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%	04/15/2031	198,220
1,600,000	Minerva Luxembourg SA	8.88%	09/13/2033	1,758,070
1,100,000	Minerva Luxembourg SA	8.88%(d)	09/13/2033	1,208,673
1,400,000	Movida Europe SA	7.85%	04/11/2029	1,338,820
2,000,000	Movida Europe SA	7.85%(d)	04/11/2029	1,912,599
8,055,520	MV24 Capital BV	6.75%	06/01/2034	8,002,820
1,300,000	NBM US Holdings, Inc.	6.63%	08/06/2029	1,318,802
7,699,935	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	7,862,580
4,700,000	Raizen Fuels Finance SA	5.70%	01/17/2035	4,332,695
1,784,000	Simpar Europe SA	5.20%	01/26/2031	1,488,213
131,998	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%	12/31/2027	101,638
93,986	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(d)	12/31/2027	72,369
458,536	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%	12/31/2028	84,829
106,634	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(d)	12/31/2028	19,727
558,462	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%	12/31/2044	16,754
2,800,000	Vamos Europe SA	9.20%(d)	01/26/2031	2,778,300
1,400,000	Yinson Bergenia Production BV	8.50%(d)	01/31/2045	1,504,295
				51,082,785

CHILE - 5.6%
2,900,000	CAP SA	3.90%(d)	04/27/2031	2,385,907
6,210,000	CAP SA	3.90%	04/27/2031	5,109,132
2,900,000	Cencosud SA	4.38%	07/17/2027	2,905,374
9,821,401	Chile Electricity PEC SpA	0.00%(d)	01/25/2028	8,876,091
1,841,750	Empresa Electrica Angamos SA	4.88%	05/25/2029	1,676,886
930,900	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	922,475
847,440	GNL Quintero SA	4.63%	07/31/2029	849,289
900,000	Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)	6.70%(d)	12/09/2057	921,600
				23,646,754

COLOMBIA - 7.1%
1,267,495	AL Candelaria Spain SA	7.50%	12/15/2028	1,289,682
7,100,000	AL Candelaria Spain SA	5.75%	06/15/2033	6,457,947
3,800,000	AL Candelaria Spain SA	5.75%(d)	06/15/2033	3,456,366
3,000,000	Aris Mining Corp.	8.00%(d)	10/31/2029	3,121,395
2,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(d)	04/22/2031	2,233,054
2,500,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13%(d)	07/02/2035	2,597,606
3,300,000	Banco de Bogota SA	6.25%	05/12/2026	3,342,563

Principal Amount $	Security Description	Rate	Maturity	Value $
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%	04/16/2031	299,427
900,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%	12/24/2034	972,697
5,213,000	Canacol Energy Ltd.	5.75%	11/24/2028	1,805,001
1,998,000	Empresas Publicas de Medellin ESP	4.38%	02/15/2031	1,865,519
1,126,300	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	1,189,936
1,100,000	Gran Tierra Energy, Inc.	9.50%(d)	10/15/2029	931,891
400,000	Termocandelaria Power SA	7.75%(d)	09/17/2031	420,163
				29,983,247

DOMINICAN REPUBLIC - 0.9%
3,800,000	AES Espana BV	5.70%(d)	05/04/2028	3,707,527

GUATEMALA - 3.4%
8,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	8,487,250
2,763,000	Millicom International Cellular SA	5.13%	01/15/2028	2,755,740
2,970,000	Millicom International Cellular SA	6.25%	03/25/2029	2,999,581
200,000	Millicom International Cellular SA	4.50%	04/27/2031	189,432
				14,432,003

INDIA - 9.3%
2,100,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	1,981,501
3,700,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	3,399,843
2,448,000	Adani International Container Terminal Pvt Ltd.	3.00%(d)	02/16/2031	2,254,093
4,226,625	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	3,891,832
400,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	393,303
800,000	Adani Ports & Special Economic Zone Ltd.	4.20%	08/04/2027	791,558
1,200,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	1,173,130
3,600,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	3,208,065
2,171,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%	10/15/2039	1,850,446
3,600,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	3,569,075
2,675,750	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	2,432,233
7,242,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	6,866,068
4,200,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	4,220,841
1,100,000	Periama Holdings	5.95%	04/19/2026	1,104,309
1,500,000	Reliance Industries Ltd.	3.67%	11/30/2027	1,483,855
800,000	Wipro IT Services LLC	1.50%	06/23/2026	783,869
				39,404,021

INDONESIA - 2.1%
4,000,000	Freeport Indonesia PT	4.76%	04/14/2027	4,028,320
4,800,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	4,817,916
				8,846,236

JAMAICA - 0.0%(e)
1,096,188	Digicel Group Holdings Ltd.	0.00%(c)(d)	12/31/2030	49,649
3,176,259	Digicel Group Holdings Ltd.	0.00%(c)(d)	12/31/2030	20,498
				70,147

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	67

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
KUWAIT - 0.2%
900,000	EQUATE Petrochemical Co. KSC	4.25%	11/03/2026	898,402

MEXICO - 7.3%
1,700,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%(a)	01/10/2028	1,745,332
1,500,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(a)(d)	06/27/2029	1,534,472
3,200,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38%(a)(d)	05/20/2031	3,373,440
3,300,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	3,600,287
2,450,000	Braskem Idesa SAPI	6.99%	02/20/2032	1,456,324
1,094,402	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(d)	02/15/2039	1,184,399
7,300,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(a)	06/08/2026	7,274,922
300,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20%(a)(d)	06/10/2030	314,025
1,061,200	Cometa Energia SAB de CV	6.38%	04/24/2035	1,109,933
557,878	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	566,282
1,400,000	GCC SAB de CV	3.61%	04/20/2032	1,287,384
4,600,000	Mexarrend SAPI de CV	10.25%(b)(d)	07/24/2026	34,500
2,462,072	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	2,516,036
1,300,000	Saavi Energia Sarl	8.88%(d)	02/10/2035	1,400,685
3,296,586	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	3,248,373
				30,646,394

PARAGUAY - 2.6%
4,600,000	Banco Continental SAECA	2.75%	12/10/2025	4,585,509
2,024,000	Frigorifico Concepcion SA	7.70%	07/21/2028	1,504,541
6,013,332	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	4,589,225
80,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	79,759
				10,759,034

PERU - 8.4%
6,029,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	5,933,030
2,300,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%(d)	04/30/2035	2,376,475
5,080,000	InRetail Consumer	3.25%	03/22/2028	4,944,078
4,148,000	InRetail Shopping Malls	5.75%	04/03/2028	4,165,140
4,100,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	4,080,518
5,672,166	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	5,493,407
3,700,000	Minsur SA	4.50%	10/28/2031	3,549,918
1,200,000	Nexa Resources SA	6.50%	01/18/2028	1,233,642
3,046,906	Peru LNG Srl	5.38%	03/22/2030	2,926,215
300,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%	08/02/2028	287,095
300,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10%(d)	10/01/2035	312,582
				35,302,100

Principal Amount $	Security Description	Rate	Maturity	Value $
SINGAPORE - 5.1%
6,804,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	6,725,884
4,900,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	4,919,158
5,200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	5,137,519
5,000,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	4,878,148
				21,660,709

SOUTH AFRICA - 1. 8%
3,800,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	3,677,954
3,500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	3,670,877
				7,348,831

UNITED ARAB EMIRATES - 0.6%
2,945,692	Galaxy Pipeline Assets Bidco Ltd.	2.94%	09/30/2040	2,506,534

VIETNAM - 0.7%
3,116,963	Mong Duong Finance Holdings BV	5.13%	05/07/2029	3,086,738
	Total Foreign Corporate Bonds (Cost $296,776,614)			283,381,462

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 28.8%
BRAZIL - 2.7%
9,200,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(a)	10/15/2025	9,231,510
2,300,000	Petrobras Global Finance BV	5.13%	09/10/2030	2,276,057
				11,507,567

CHILE - 0.8%
1,800,000	Chile Electricity Lux Mpc II Sarl	5.67%(d)	10/20/2035	1,858,496
1,432,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	1,506,500
				3,364,996

COLOMBIA - 4.0%
2,900,000	Colombia Government International Bond	5.00%	06/15/2045	2,183,700
3,000,000	Colombia Government International Bond	4.13%	05/15/2051	1,957,650
5,000,000	Ecopetrol SA	4.63%	11/02/2031	4,487,757
800,000	Ecopetrol SA	5.88%	05/28/2045	612,450
10,300,000	Ecopetrol SA	5.88%	11/02/2051	7,637,471
				16,879,028

DOMINICAN REPUBLIC - 1.8%
3,100,000	Dominican Republic International Bond	5.95%	01/25/2027	3,159,675
3,000,000	Dominican Republic International Bond	5.50%	02/22/2029	3,068,250
1,300,000	Dominican Republic International Bond	4.50%	01/30/2030	1,276,730
				7,504,655

68	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
GUATEMALA - 2.3%
1,200,000	Guatemala Government Bond	4.50%	05/03/2026	1,197,000
2,700,000	Guatemala Government Bond	4.38%	06/05/2027	2,686,500
1,600,000	Guatemala Government Bond	4.88%	02/13/2028	1,606,680
1,800,000	Guatemala Government Bond	5.25%	08/10/2029	1,819,350
2,400,000	Guatemala Government Bond	5.38%	04/24/2032	2,420,403
				9,729,933

INDIA - 1.7%
5,190,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	5,189,078
1,964,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	1,954,192
				7,143,270

INDONESIA - 3.4%
4,400,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	4,369,929
5,200,000	Pertamina Persero PT	1.40%	02/09/2026	5,140,120
5,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	4,985,544
				14,495,593

MEXICO - 6.5%
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%(d)	05/07/2030	207,642
3,100,000	Comision Federal de Electricidad	3.35%	02/09/2031	2,795,599
200,000	Comision Federal de Electricidad	6.45%(d)	01/24/2035	204,098
1,386,710	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%	01/31/2041	1,482,948
3,169,624	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(d)	01/31/2041	3,389,595
11,000,000	Mexico Government International Bond	4.40%	02/12/2052	8,242,300
7,000,000	Mexico Government International Bond	6.34%	05/04/2053	6,823,250
5,400,000	Petroleos Mexicanos	6.75%	09/21/2047	4,460,027
				27,605,459

MOROCCO - 3.2%
1,800,000	Morocco Government International Bond	2.38%	12/15/2027	1,726,703
700,000	Morocco Government International Bond	5.95%	03/08/2028	726,581
3,000,000	Morocco Government International Bond	3.00%	12/15/2032	2,657,429

Principal Amount $	Security Description	Rate	Maturity	Value $
1,300,000	Morocco Government International Bond	4.00%	12/15/2050	956,922
1,100,000	OCP SA	4.50%	10/22/2025	1,100,957
5,800,000	OCP SA	6.75%	05/02/2034	6,311,736
				13,480,328

PARAGUAY - 1.8%
6,104,427	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	5,007,156
2,343,000	Paraguay Government International Bond	4.70%	03/27/2027	2,366,266
				7,373,422

PERU - 0.6%
2,388,756	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	2,467,468
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $126,147,601)			121,551,719

Shares	Security Description	Rate	Value $
COMMON STOCKS - 0.0%(e)
BRAZIL - 0.0%(e)
1,512	Stichting Administratiekantoor ADR(c)(f)		—
556	Stichting Administratiekantoor Unigel Creditors(c)(f)		—
	Total Common Stocks (Cost $—)		—

ESCROW NOTES - 0.0%(e)
MEXICO - 0.0%(e)
5,200,000	Credito Real SAB de CV SOFOM ER(f)		45,500
	Total Escrow Notes (Cost $5,127,763)		45,500

SHORT TERM INVESTMENTS - 3. 7%
5,303,885	First American Government Obligations Fund - U	4.07%(g)	5,303,885
5,303,885	JPMorgan US Government Money Market Fund - IM	4.09%(g)	5,303,885
5,303,885	MSILF Government Portfolio - Institutional	4.05%(g)	5,303,885
	Total Short Term Investments (Cost $15,911,655)		15,911,655
	Total Investments - 99.7% (Cost $443,963,633)		420,890,336
	Other Assets in Excess of Liabilities - 0.3%		1,438,034
	NET ASSETS - 100.0%		$422,328,370

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	67.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	28.8%
Short Term Investments	3.7%
Escrow Notes	0.0%(e)
Common Stocks	0.0%(e)
Other Assets and Liabilities	0.3%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	69

(Unaudited) September 30, 2025

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	18.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	17.9%
Transportation	16.6%
Utilities	13.1%
Energy	10.5%
Mining	6.3%
Consumer Products	4.4%
Short Term Investments	3.7%
Building and Development (including Steel/Metals)	3.0%
Retailers (other than Food/Drug)	2.9%
Telecommunications	1.4%
Chemical Products	0.8%
Food Products	0.3%
Pulp & Paper	0.2%
Technology	0.2%
Escrow Notes	0.0%(e)
Finance	0.0%(e)
Other Assets and Liabilities	0.3%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Brazil	14.8%
Mexico	13.8%
Colombia	11.1%
India	11.0%
Peru	9.0%
Chile	6.4%
Guatemala	5.7%
Indonesia	5.5%
Singapore	5.1%
Paraguay	4.4%
United States	3.7%
Morocco	3.2%
Dominican Republic	2.7%
South Africa	1.8%
Vietnam	0.7%
United Arab Emirates	0.6%
Kuwait	0.2%
Jamaica	0.0%(e)
Other Assets and Liabilities	0.3%
Net Assets	100.0%

(a)
Perpetual maturity. The date disclosed is the next call date of the security.
(b)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(c)
Value determined using significant unobservable inputs.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $54,662,212 or 12.9% of the Fund's net assets.
(e)
Represents less than 0.05% of net assets.
(f)
Non-income producing security.
(g)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
70	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 7.5%
	ACHV Trust
3,331,191	Series 2024-2PL-A	5.07%(a)	10/27/2031	3,352,623
	Affirm, Inc.
5,300,000	Series 2024-A-A	5.61%(a)	02/15/2029	5,324,857
1,201,620	Series 2024-X2-A	5.22%(a)	12/17/2029	1,202,764
20,000,000	Series 2025-1A-A	4.99%(a)	02/15/2033	20,171,042
7,305,564	Series 2025-X1-A	5.08%(a)	04/15/2030	7,321,485
	Aligned Data Centers Issuer LLC
3,100,000	Series 2022-1A-A2	6.35%(a)	10/15/2047	3,101,008
	American Credit Acceptance Receivables Trust
1,113,609	Series 2024-3-A	5.76%(a)	11/12/2027	1,114,645
6,000,000	Series 2024-4-B	4.80%(a)	11/13/2028	6,009,034
	Aqua Finance Trust
935,323	Series 2020-AA-A	1.90%(a)	07/17/2046	885,526
	Arivo Acceptance Auto Loan Receivables Trust
201,950	Series 2022-1A-A	3.93%(a)	05/15/2028	201,926
	Avant Credit Card Master Trust
5,100,000	Series 2025-1A-A	4.89%(a)	04/15/2031	5,092,544
	AVANT Loans Funding Trust
10,000,000	Series 2024-REV1-A	5.92%(a)	10/15/2033	10,132,482
20,000,000	Series 2025-REV1-A	5.12%(a)	05/15/2034	20,122,316
	CAI International, Inc.
6,154,375	Series 2020-1A-A	2.22%(a)	09/25/2045	5,874,773
	Carvana Auto Receivables Trust
8,000,000	Series 2024-P3-A4	4.31%	09/10/2030	8,043,982
	Cologix Data Centers US Issuer LLC
3,910,000	Series 2021-1A-A2	3.30%(a)	12/26/2051	3,817,890
	Commonbond Student Loan Trust
738,708	Series 2017-BGS-A1	2.68%(a)	09/25/2042	695,289
686,398	Series 2020-AGS-A	1.98%(a)	08/25/2050	617,960
	Compass Datacenters LLC
17,648,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	17,785,351
	DataBank Issuer
3,394,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	3,353,315
10,000,000	Series 2023-1A-A2	5.12%(a)	02/25/2053	9,990,440
	Domino’s SPV Guarantor LLC
1,488,000	Series 2019-1A-A2	3.67%(a)	10/25/2049	1,434,364
	DT Auto Owner Trust
2,000,000	Series 2022-1A-E	5.53%(a)	03/15/2029	2,000,302
	Exeter Automobile Receivables Trust
3,081,445	Series 2021-4A-D	1.96%	01/17/2028	3,059,569
	FCCU Auto Receivables Trust
3,372,697	Series 2025-1A-A2	4.87%(a)	01/16/2029	3,384,432
	Global Sea Containers Two SRL
2,244,976	Series 2020-1A-A	2.17%(a)	10/17/2040	2,153,634
	GLS Auto Receivables Trust
19,650,000	Series 2025-1A-C	5.07%(a)	11/15/2030	19,919,028
	GLS Auto Select Receivables Trust
2,627,035	Series 2024-3A-A2	5.59%(a)	10/15/2029	2,660,467
6,784,150	Series 2024-4A-A2	4.43%(a)	12/17/2029	6,803,844
	GM Financial Leasing Trust
6,750,000	Series 2025-2-C	5.04%	10/22/2029	6,829,339
	GreenSky LLC
2,436,766	Series 2024-2-A4	5.15%(a)	10/27/2059	2,467,037
	Hilton Grand Vacations, Inc.
214,624	Series 2020-AA-A	2.74%(a)	02/25/2039	211,227
	Lendbuzz Securitization Trust
3,085,069	Series 2023-1A-A2	6.92%(a)	08/15/2028	3,128,618
1,418,124	Series 2023-2A-A2	7.09%(a)	10/16/2028	1,441,564

Principal Amount $	Security Description	Rate	Maturity	Value $
4,745,001	Series 2024-2A-A2	5.99%(a)	05/15/2029	4,776,360
7,951,111	Series 2025-1A-A2	5.10%(a)	10/15/2030	7,962,891
	Loanpal Solar Loan Ltd.
6,914,621	Series 2020-3GS-A	2.47%(a)	12/20/2047	5,859,916
	Mariner Finance Issuance Trust
1,660,000	Series 2021-AA-B	2.33%(a)	03/20/2036	1,602,139
4,150,000	Series 2024-BA-A	4.91%(a)	11/20/2038	4,217,169
13,000,000	Series 2025-AA-A	4.98%(a)	05/20/2038	13,154,653
	Marlette Funding Trust
5,124,558	Series 2025-1A-A	4.75%(a)	07/16/2035	5,133,635
4,125,000	Series 2025-1A-B	4.95%(a)	07/16/2035	4,145,102
	Navient Student Loan Trust
1,720,654	Series 2020-FA-A	1.22%(a)	07/15/2069	1,624,531
980,281	Series 2020-GA-A	1.17%(a)	09/16/2069	920,772
8,225,435	Series 2022-A-A	2.23%(a)	07/15/2070	7,517,831
	Pagaya AI Debt Selection Trust
44,385	Series 2021-HG1-A	1.22%(a)	01/16/2029	44,316
629,453	Series 2024-11-B	5.64%(a)	07/15/2032	634,154
7,161,605	Series 2024-11-C	5.87%(a)	07/15/2032	7,209,126
1,172,726	Series 2024-5-C	7.27%(a)	10/15/2031	1,184,794
7,737,693	Series 2025-1-A2	5.16%(a)	07/15/2032	7,811,065
6,249,344	Series 2025-2-B	5.33%(a)	10/15/2032	6,283,279
7,999,160	Series 2025-2-C	5.64%(a)	10/15/2032	8,052,260
10,408,562	Series 2025-3-A1	5.03%(a)	05/16/2032	10,415,912
5,750,000	Series 2025-5-A2	5.11%(a)	03/15/2033	5,793,134
	Prosper Marketplace Issuance Trust
66,489	Series 2024-1A-A	6.12%(a)	08/15/2029	66,518
	Reach Financial LLC
1,791,536	Series 2025-2A-A	4.93%(a)	08/18/2032	1,799,139
	Research-Driven Pagaya Motor Asset Trust
19,064,614	Series 2025-1A-A	5.04%(a)	06/27/2033	19,172,777
	Santander Consumer USA Holdings, Inc.
4,250,000	Series 2024-5-C	4.78%	01/15/2031	4,277,709
	SCCU Auto Receivables Trust
3,215,217	Series 2024-1A-A2	5.45%(a)	12/15/2027	3,220,633
	Sierra Timeshare Conduit Receivables Funding LLC
557,767	Series 2021-2A-C	1.95%(a)	09/20/2038	550,318
	Slam Ltd.
9,367,394	Series 2024-1A-A	5.34%(a)	09/15/2049	9,488,524
	SLM Student Loan Trust
3,622,438	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.59%	06/15/2039	3,480,120
2,152,822	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.57%	12/15/2039	2,102,012
	SOFI Alternative Trust
891,970	Series 2021-1-PT1	9.72%(a)(b)	05/25/2030	879,921
870,989	Series 2021-2-A	1.25%(a)	08/15/2030	866,247
2,594,846	Series 2021-3-A	1.50%(a)	11/15/2030	2,572,060
	SoFi Consumer Loan Program Trust
9,472,863	Series 2025-1-A	4.80%(a)	02/27/2034	9,522,875
12,000,000	Series 2025-2-B	4.97%(a)	06/25/2034	12,136,518
4,275,000	Series 2025-3-A	4.47%(a)	08/15/2034	4,284,911
	SoFi Professional Loan Program LLC
399,691	Series 2018-D-A2FX	3.60%(a)	02/25/2048	396,889
2,599,802	Series 2020-C-AFX	1.95%(a)	02/15/2046	2,442,414
	TAL Advantage LLC
2,375,000	Series 2020-1A-A	2.05%(a)	09/20/2045	2,259,583
	Tesla Sustainable Energy Trust
17,831,640	Series 2024-1A-A2	5.08%(a)	06/21/2050	17,974,343
	Textainer Ltd.
673,333	Series 2021-3A-A	1.94%(a)	08/20/2046	606,172
	Toyota Lease Owner Trust
17,150,000	Series 2024-B-A4	4.25%(a)	01/22/2029	17,225,333

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	71

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	UPCL
6,628,979	Series 2023-1-A-A	7.65%(c)	04/22/2030	6,707,863
	Upgrade Master Pass-Thru Trust
182,389	Series 2021-PT3-A	17.04%(a)(b)	07/15/2027	173,859
10,423,717	Series 2025-ST2-A	6.11%(a)	06/15/2032	10,550,871
7,719,000	Series 2025-ST6-A	4.61%(a)	10/15/2032	7,728,045
	Upgrade Receivables Trust
2,531,040	Series 2024-1A-A	5.37%(a)	02/18/2031	2,532,978
	Upstart Pass-Through Trust Series
58,388	Series 2021-ST5-A	2.00%(a)	07/20/2027	58,288
	Upstart Securitization Trust
1,447,262	Series 2023-3-A	6.90%(a)	10/20/2033	1,455,307
5,480,872	Series 2024-1-A	5.33%(a)	11/20/2034	5,504,272
10,998,622	Series 2025-1-A	5.45%(a)	04/20/2035	11,092,744
7,000,000	Series 2025-2-A2	5.22%(a)	06/20/2035	7,041,754
6,250,000	Series 2025-3-A2	4.60%(a)	09/20/2035	6,256,839
	Wendy’s SPV Guarantor LLC
4,634,335	Series 2018-1A-A2II	3.88%(a)	03/15/2048	4,571,936
	Westgate Resorts LLC
1,467,552	Series 2022-1A-C	2.49%(a)	08/20/2036	1,449,837
	Total Asset Backed Obligations (Cost $472,331,320)			474,497,325

COLLATERALIZED LOAN OBLIGATIONS - 11.0%
	Allegro CLO Ltd.
7,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.51%(a)	04/20/2038	7,013,947
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.70%(a)	01/22/2038	20,080,890
10,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.66%(a)	01/21/2038	10,035,182
	Battalion CLO Ltd.
22,000,000	Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.54%(a)	04/15/2038	22,032,384
	Benefit Street Partners CLO Ltd.
15,000,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67%(a)	01/25/2038	15,053,700
	BlueMountain CLO Ltd.
22,000,000	Series 2021-31A-A1 (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.74%(a)	04/19/2034	22,044,392
	Bridge Street CLO Ltd.
24,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.82%(a)	07/20/2034	24,051,048
6,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.55%(a)	04/20/2038	6,010,432
	Capital Four US CLO Ltd.
15,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.80%(a)	01/18/2035	15,033,570
	Carlyle Global Market Strategies
15,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.69%(a)	01/20/2038	15,061,081
10,000,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	0.00%(a)	10/15/2038	10,000,000
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.72%(a)	01/20/2038	10,044,540

Principal Amount $	Security Description	Rate	Maturity	Value $
10,000,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.77%(a)	07/17/2034	10,023,651
	Cedar Funding Ltd.
20,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	07/20/2037	20,071,338
	CIFC Funding Ltd.
10,000,000	Series 2021-5A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)	5.58%(a)	01/15/2038	10,034,475
	Clover CLO
20,000,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.86%(a)	04/20/2037	20,090,420
	Crown City CLO
18,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.76%(a)	07/20/2034	18,035,159
	Eldridge CLO Ltd.
15,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	0.00%(a)	10/20/2038	15,000,000
	Generate CLO Ltd.
46,500,000	Series 9A-AR (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.68%(a)	01/20/2038	46,659,667
	Greenacre Park CLO LLC
5,240,000	Series 2021-2A-AR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.67%(a)	07/20/2037	5,263,580
	Halsey Point CLO Ltd.
52,000,000	Series 2021-5A-A1A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.78%(a)	01/30/2035	52,114,660
	Jackson Financial, Inc.
20,000,000	Series 2021-5A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.79%(a)	10/18/2034	20,037,720
	Katayma CLO Ltd.
22,500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.98%(a)	04/20/2037	22,585,300
	MP CLO Ltd.
15,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.78%(a)	04/28/2034	15,034,780
	Ocean Trails CLO
7,305,738	Series 2014-5A-ARR (3 mo. Term SOFR + 1.54%, 1.28% Floor)	5.86%(a)	10/13/2031	7,319,992
	OCP CLO Ltd.
3,000,000	Series 2020-20A-A1R (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.86%(a)	04/18/2037	3,015,069
28,000,000	Series 2024-32A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.84%(a)	04/23/2037	28,154,000
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.53%(a)	01/22/2038	10,014,846
	OHA Credit Funding
9,000,000	Series 2020-7A-A1R2 (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.54%(a)	07/19/2038	9,027,000
	Regatta Funding Ltd.
11,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.84%(a)	04/26/2037	11,057,409

72	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Romark LLC
6,012,372	Series 2018-1A-A1 (3 mo. Term SOFR + 1.29%, 0.00% Floor)	5.62%(a)	04/20/2031	6,023,769
	Sound Point CLO Ltd.
7,854,805	Series 2014-2RA-A (3 mo. Term SOFR + 1.51%, 1.25% Floor)	5.84%(a)	10/20/2031	7,871,636
25,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.76%(a)	07/20/2034	25,049,645
	Steele Creek CLO Ltd.
26,336,953	Series 2019-2A-ARR (3 mo. Term SOFR + 1.00%, 1.00% Floor)	5.32%(a)	07/15/2032	26,350,196
	Storm King Park CLO Ltd.
9,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68%(a)	10/15/2037	9,033,016
	Texas Debt Capital CLO Ltd.
10,500,000	Series 2023-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.62%(a)	07/20/2038	10,537,067
	Tralee CLO Ltd.
2,598,196	Series 2019-6A-A1RR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.54%(a)	10/25/2032	2,602,178
	TRESTLES CLO LLC
20,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.76%(a)	07/21/2034	20,043,320
	Trestles LLC
10,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.50%(a)	04/25/2038	10,019,867
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.80%(a)	01/18/2035	10,019,710
	Vibrant CLO Ltd.
10,000,000	Series 2021-13A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.72%(a)	01/15/2038	10,047,154
20,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.76%(a)	10/20/2037	20,087,684
	Warwick Capital CLO Ltd.
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.73%(a)	07/20/2037	10,043,304
	Wellfleet CLO Ltd.
7,077,084	Series 2020-1A-A1AR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.52%(a)	04/15/2033	7,077,437
5,000,000	Series 2022-1A-A1RN (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.74%(a)	07/15/2037	5,018,179
	Wellington Management Clo 3 Ltd.
4,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	5.43%(a)	04/18/2038	4,005,052
	Wind River CLO Ltd.
14,500,000	Series 2021-4A-AR (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.56%(a)	01/20/2035	14,541,063
	Total Collateralized Loan Obligations (Cost $696,593,926)			698,370,509

FOREIGN CORPORATE BONDS - 6.6%
1,683,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	1,549,689

Principal Amount $	Security Description	Rate	Maturity	Value $
5,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	5,309,584
4,300,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	4,263,062
5,781,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%	04/15/2027	5,964,894
2,487,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/2028	2,577,482
1,465,000	Aker BP ASA	5.60%(a)	06/13/2028	1,511,545
5,362,477	AL Candelaria Spain SA	7.50%	12/15/2028	5,456,347
4,100,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	3,968,318
3,300,000	Antofagasta PLC	2.38%	10/14/2030	2,993,397
4,584,000	Ashtead Capital, Inc.	4.25%(a)	11/01/2029	4,522,883
4,182,000	Avolon Holdings Funding Ltd.	6.38%(a)	05/04/2028	4,363,515
4,750,000	Avolon Holdings Funding Ltd.	5.38%(a)	05/30/2030	4,874,446
9,131,000	BAE Systems PLC	3.40%(a)	04/15/2030	8,804,017
2,850,000	Banco Continental SAECA	2.75%(a)	12/10/2025	2,841,022
6,350,000	Banco Continental SAECA	2.75%	12/10/2025	6,329,996
8,300,000	Banco de Bogota SA	6.25%	05/12/2026	8,407,053
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	1,771,348
7,900,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(a)	09/30/2031	7,774,248
6,250,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	6,240,625
5,650,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	6,079,473
1,890,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60%(a)	03/20/2030	1,960,789
5,938,000	Bank of Montreal (SOFR + 1.25%)	4.64%	09/10/2030	6,022,432
7,411,000	Banque Federative du Credit Mutuel SA	4.59%(a)	10/16/2028	7,481,298
257,000	BAT Capital Corp.	4.91%	04/02/2030	262,083
3,569,000	BAT International Finance PLC	1.67%	03/25/2026	3,526,337
4,189,000	BAT International Finance PLC	5.93%	02/02/2029	4,401,421
9,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	9,426,423
5,828,000	BPCE SA (SOFR + 1.68%)	5.88%(a)	01/14/2031	6,088,454
3,200,000	BRF GmbH	4.35%	09/29/2026	3,177,510
5,322,000	CaixaBank SA (SOFR + 2.70%)	6.21%(a)	01/18/2029	5,536,204
4,333,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%	01/13/2031	4,476,036
10,279,000	Canadian Pacific Railway Co.	4.80%	03/30/2030	10,530,548
5,300,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(d)	06/08/2026	5,281,792
4,500,000	Cemex SAB de CV	5.45%	11/19/2029	4,555,926
4,400,000	Cencosud SA	4.38%	07/17/2027	4,408,153
10,730,790	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	9,697,951
833,800	Cometa Energia SAB de CV	6.38%	04/24/2035	872,091
7,500,000	Cosan Luxembourg SA	5.50%	09/20/2029	7,408,052
5,836,000	Credit Agricole SA (SOFR + 1.13%)	5.23%(a)	01/09/2029	5,949,110
3,910,000	Daimler Truck Finance North America LLC	4.30%(a)	08/12/2027	3,920,841
9,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	9,588,635
1,715,000	Diageo Investment Corp.	5.13%	08/15/2030	1,777,695
597,011	Digicel Group Holdings Ltd.	0.00%(a)(c)	12/31/2030	27,040
191,724	Digicel Group Holdings Ltd.	0.00%(a)(c)	12/31/2030	1,237

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	73

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
5,889,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	6,239,696
4,876,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	4,976,295
1,320,500	Empresa Electrica Angamos SA	4.88%	05/25/2029	1,202,295
1,722,165	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,706,579
2,306,000	Enbridge, Inc.	6.00%	11/15/2028	2,426,726
4,643,000	Enel Finance International NV	5.13%(a)	06/26/2029	4,757,868
4,508,000	Enel Finance International NV	4.38%(a)	09/30/2030	4,478,851
7,658,823	Fenix Power Peru SA	4.32%	09/20/2027	7,610,040
5,700,000	Freeport Indonesia PT	4.76%	04/14/2027	5,740,356
1,350,000	Freeport Indonesia PT	4.76%(a)	04/14/2027	1,359,558
4,550,000	Freeport-McMoRan, Inc.	5.00%	09/01/2027	4,550,819
638,620	Galaxy Pipeline Assets Bidco Ltd.	1.75%	09/30/2027	623,390
978,866	Galaxy Pipeline Assets Bidco Ltd.	2.16%	03/31/2034	891,063
6,534,233	GNL Quintero SA	4.63%	07/31/2029	6,548,491
2,200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	2,307,409
918,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	920,451
6,684,123	Guara Norte Sarl	5.20%	06/15/2034	6,552,131
300,000	HSBC Holdings PLC (SOFR + 3.03%)	7.34%	11/03/2026	300,718
320,000	HSBC Holdings PLC (SOFR + 1.04%)	5.34%	11/19/2028	321,579
5,576,000	Imperial Brands Finance PLC	4.50%(a)	06/30/2028	5,613,386
2,900,000	InRetail Consumer	3.25%	03/22/2028	2,822,407
6,617,000	InRetail Shopping Malls	5.75%	04/03/2028	6,644,341
2,668,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	2,655,322
121,178	Interoceanica IV Finance Ltd. Series 2007	0.00%(c)	11/30/2025	119,361
3,600,000	Itaú Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%	04/15/2031	3,567,957
3,940,500	JSW Hydro Energy Ltd.	4.13%	05/18/2031	3,735,949
3,200,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	3,215,879
1,480,170	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	1,433,522
6,700,478	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	6,847,339
5,130,000	Millicom International Cellular SA	5.13%	01/15/2028	5,116,520
2,391,300	Millicom International Cellular SA	6.25%	03/25/2029	2,415,118
4,300,000	Minerva Luxembourg SA	5.88%	01/19/2028	4,305,418
1,185,801	Mong Duong Finance Holdings BV	5.13%	05/07/2029	1,174,303
6,005,024	MV24 Capital BV	6.75%	06/01/2034	5,965,739
460,000	Nationwide Building Society (SOFR + 1.91%)	6.56%(a)	10/18/2027	470,538
6,200,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%	08/15/2030	6,316,610
2,600,000	NBM US Holdings, Inc.	7.00%	05/14/2026	2,597,861
2,300,000	NBM US Holdings, Inc.	6.63%	08/06/2029	2,333,264
547,000	Nexa Resources SA	6.50%	01/18/2028	562,335
4,849,000	Nutrien Ltd.	4.90%	03/27/2028	4,935,885
3,296,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.30%	08/19/2028	3,301,472
6,100,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	6,123,849
3,904,002	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	3,986,466
2,150,000	Raizen Fuels Finance SA	5.30%	01/20/2027	2,143,112
1,907,000	Reliance Industries Ltd.	3.67%	11/30/2027	1,886,474
6,170,000	Rio Tinto Finance USA PLC	4.88%	03/14/2030	6,324,342
2,606,000	Royal Bank of Canada (SOFR + 0.53%)	4.86%	01/20/2026	2,608,977
9,508,000	Royal Bank of Canada (SOFR + 0.86%)	5.19%	10/18/2028	9,540,201
11,877,000	SK Hynix, Inc.	4.25%(a)	09/11/2028	11,875,131
1,814,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	1,808,540

Principal Amount $	Security Description	Rate	Maturity	Value $
1,570,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33%(a)	12/22/2027	1,609,584
3,950,000	Ultrapar International SA	5.25%	10/06/2026	3,943,045
200,000	Ultrapar International SA	5.25%	06/06/2029	200,672
7,600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	7,508,682
1,800,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	1,756,133
5,100,000	Wipro IT Services LLC	1.50%	06/23/2026	4,997,166
	Total Foreign Corporate Bonds (Cost $410,516,205)			417,958,217

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 2.0%
450,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%(a)	05/07/2030	467,194
5,486,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	5,366,954
7,576,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	7,524,224
8,563,956	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	7,024,585
4,000,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	3,999,290
2,500,000	Brazilian Government International Bond	4.50%	05/30/2029	2,486,000
2,242,870	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	2,359,557
3,900,000	Comision Federal de Electricidad	4.69%	05/15/2029	3,845,500
4,900,000	Comision Federal de Electricidad	5.70%(a)	01/24/2030	4,977,175
3,000,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	2,842,772
1,900,000	Dominican Republic International Bond	5.95%	01/25/2027	1,936,575
7,300,000	Dominican Republic International Bond	5.50%	02/22/2029	7,466,075
6,000,000	Guatemala Government Bond	4.50%	05/03/2026	5,985,000
3,200,000	Guatemala Government Bond	5.25%	08/10/2029	3,234,400
4,751,805	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	4,908,382
3,300,000	Mexico Government International Bond	5.00%	05/07/2029	3,365,472
3,300,000	Morocco Government International Bond	2.38%	12/15/2027	3,165,623
2,800,000	OCP SA	6.10%	04/30/2030	2,936,606
1,000,000	Oleoducto Central SA	4.00%	07/14/2027	983,970
6,600,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	6,567,038
1,136,000	Paraguay Government International Bond	5.00%	04/15/2026	1,140,851
4,358,000	Paraguay Government International Bond	4.70%	03/27/2027	4,401,275
2,100,000	Paraguay Government International Bond	4.95%	04/28/2031	2,127,342
9,600,000	Pertamina Persero PT	1.40%	02/09/2026	9,489,452
7,600,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	7,578,027
3,000,000	Peruvian Government International Bond	2.84%	06/20/2030	2,818,500
1,800,000	Petrobras Global Finance BV	7.38%	01/17/2027	1,866,096
5,500,000	Petrobras Global Finance BV	6.00%	01/27/2028	5,612,399
400,000	Petrobras Global Finance BV	5.13%	09/10/2030	395,836
6,900,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	6,823,930
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $121,182,936)			123,696,100

74	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 13.7%
	1211 Avenue of the Americas Trust
1,360,000	Series 2015-1211-A1A2	3.90%(a)	08/10/2035	1,313,675
	280 Park Avenue Mortgage Trust
9,530,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.40%(a)	09/15/2034	9,462,848
	ACREC Trust
5,419,591	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.40%(a)	10/16/2036	5,438,608
9,630,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.45%(a)	08/18/2042	9,663,657
	ACRES Commercial Realty Ltd.
11,260,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.75%(a)	08/18/2040	11,330,364
	Arbor Multifamily Mortgage Securities Trust
14,340,000	Series 2021-MF2-A2	2.02%(a)	06/15/2054	14,057,965
63,640	Series 2021-MF3-A1	1.07%(a)	10/15/2054	62,540
	Arbor Realty Trust, Inc.
10,897,357	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.61%(a)	11/15/2036	10,935,618
8,903,976	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.82%(a)	01/15/2037	8,917,626
13,000,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.49%(a)	01/20/2043	13,039,572
	AREIT Trust
4,368,536	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.64%(a)	01/20/2037	4,386,067
14,630,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.53%(a)	12/17/2029	14,707,612
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
28,437,360	Series 2016-UB10-XA	1.87%(b)(e)	07/15/2049	32,692
	BANK
64,738,503	Series 2017-BNK5-XA	1.08%(b)(e)	06/15/2060	868,273
77,167,236	Series 2017-BNK6-XA	0.90%(b)(e)	07/15/2060	785,894
20,853,543	Series 2019-BN20-XA	0.92%(b)(e)	09/15/2062	570,784
183,468,194	Series 2020-BN26-XA	1.31%(b)(e)	03/15/2063	7,227,344
3,021,000	Series 2021-BN34-ASB	2.19%	06/15/2063	2,846,378
1,392,104	Series 2024-BNK48-A1	4.33%	10/15/2057	1,391,222
	BANK5 Trust
2,742,714	Series 2023-5YR2-A1	6.20%	07/15/2056	2,799,920
5,222,247	Series 2023-5YR4-A3	6.50%	12/15/2056	5,511,770
4,871,806	Series 2024-5YR5-A3	5.70%	02/15/2029	5,056,821
2,650,334	Series 2024-5YR8-A1	5.19%	08/15/2057	2,695,065
5,000,000	Series 2024-5YR8-A3	5.88%	08/15/2057	5,251,141
2,778,908	Series 2025-5YR14-A1	4.82%	04/15/2058	2,800,796
	BBCMS Trust
70,661,096	Series 2017-C1-XA	1.61%(b)(e)	02/15/2050	902,455
111,629,898	Series 2020-C6-XA	1.13%(b)(e)	02/15/2053	3,968,599
59,000,000	Series 2020-C6-XB	0.76%(b)(e)	02/15/2053	1,629,480
231,788	Series 2023-C19-A1	5.70%	04/15/2056	234,166
559,175	Series 2024-5C31-A1	4.88%	12/15/2057	564,697
2,418,399	Series 2025-5C33-A1	4.97%	03/15/2058	2,452,003
	BDS Ltd.
14,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.71%(a)	09/19/2039	14,080,878
13,400,000	Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.53%(a)	03/19/2043	13,450,438
	Benchmark Mortgage Trust
80,945,028	Series 2018-B1-XA	0.67%(b)(e)	01/15/2051	765,489
168,967,465	Series 2020-B16-XA	0.91%(b)(e)	02/15/2053	5,098,779
2,741,000	Series 2020-B22-A2	1.16%	01/15/2054	2,688,782
35,720,000	Series 2020-IG1-XB	0.24%(b)(e)	09/15/2043	218,213

Principal Amount $	Security Description	Rate	Maturity	Value $
101,068	Series 2022-B32-A1	1.81%	01/15/2055	99,249
1,486,110	Series 2023-B39-A1	6.04%	07/15/2056	1,509,345
740,211	Series 2023-V2-A1	5.85%	05/15/2055	744,835
13,806,000	Series 2024-V5-A3	5.81%	01/10/2057	14,392,943
918,276	Series 2024-V8-A1	5.51%	07/15/2057	935,820
	Blackstone Mortgage Trust, Inc.
12,121,476	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.31%(a)	05/15/2038	12,104,203
	BMO Mortgage Trust
1,138,529	Series 2023-C4-A1	5.29%	02/15/2056	1,144,363
1,589,913	Series 2023-C5-A1	5.74%	06/15/2056	1,611,280
780,510	Series 2024-5C4-A1	6.02%	05/15/2057	801,076
830,181	Series 2024-5C6-A1	4.59%	09/15/2057	832,912
2,769,573	Series 2025-C11-A1	4.97%	02/15/2058	2,813,493
	BPR Trust
9,000,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.32%(a)	09/15/2038	8,996,945
	BrightSpire Capital, Inc.
7,273,691	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.40%(a)	08/19/2038	7,266,170
6,000,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	5.85%(a)	08/19/2038	5,982,348
11,380,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.08%(a)	08/19/2037	11,421,014
	BSPRT Co.-Issuer LLC
10,243,623	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.41%(a)	09/15/2035	10,265,135
5,000,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.01%(a)	09/15/2035	5,029,720
	BX Trust
1,722,925	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	4.99%(a)	10/15/2036	1,721,721
1,110,169	Series 2021-ACNT-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)	5.11%(a)	11/15/2038	1,109,784
7,303,000	Series 2021-ARIA-B (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.56%(a)	10/15/2036	7,301,136
957,511	Series 2021-BXMF-A (1 mo. Term SOFR + 0.75%, 0.64% Floor)	4.90%(a)	10/15/2026	956,531
1,281,112	Series 2021-LBA-BV (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.32%(a)	02/15/2036	1,280,210
4,415,000	Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)	5.12%(a)	10/15/2036	4,399,923
357,088	Series 2021-MFM1-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	4.96%(a)	01/15/2034	357,001
8,786,585	Series 2021-MFM1-B (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.21%(a)	01/15/2034	8,784,580
1,819,000	Series 2021-PAC-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.95%(a)	10/15/2036	1,814,942
9,108,421	Series 2021-RISE-A (1 mo. Term SOFR + 0.86%, 0.75% Floor)	5.01%(a)	11/15/2036	9,099,463
955,644	Series 2021-SOAR-A (1 mo. Term SOFR + 0.78%, 0.67% Floor)	4.94%(a)	06/15/2038	955,195
8,532,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	5.54%(a)	06/15/2036	8,515,830
2,126,578	Series 2021-VOLT-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	4.96%(a)	09/15/2036	2,120,531
5,855,096	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.95%(a)	10/15/2038	5,853,901

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	75

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
3,357,550	Series 2021-XL2-B (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.26%(a)	10/15/2038	3,356,285
3,101,000	Series 2021-XL2-C (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.46%(a)	10/15/2038	3,099,178
707,000	Series 2022-FOX2-B (1 mo. Term SOFR + 1.37%, 1.37% Floor)	5.52%(a)	04/15/2039	706,525
5,909,000	Series 2022-LBA6-A (1 mo. Term SOFR + 1.00%, 1.00% Floor)	5.15%(a)	01/15/2039	5,908,597
1,585,886	Series 2022-LP2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	5.16%(a)	02/15/2039	1,585,336
6,420,508	Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)	5.53%(a)	08/15/2042	6,435,755
10,080,684	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.69%(a)	03/15/2030	10,071,195
	BXMT Ltd.
260,600	Series 2020-FL2-A (1 mo. Term SOFR + 1.26%, 1.26% Floor)	5.41%(a)	02/15/2038	260,337
	Cantor Commercial Real Estate Lending LP
4,030,128	Series 2019-CF1-A2	3.62%	05/15/2052	3,932,373
	CFCRE Commercial Mortgage Trust
42,452,000	Series 2017-C8-XB	1.05%(b)(e)	06/15/2050	532,424
	CFK Trust
116,365,000	Series 2020-MF2-X	0.89%(a)(b)(e)	03/15/2039	934,818
	Citigroup Commercial Mortgage Trust
1,296,157	Series 2016-C2-A4	2.83%	08/10/2049	1,277,989
22,347,602	Series 2016-GC36-XA	1.34%(b)(e)	02/10/2049	691
5,454,861	Series 2016-P3-A3	3.06%	04/15/2049	5,428,480
45,083,127	Series 2016-P3-XA	1.81%(b)(e)	04/15/2049	153,499
6,290,275	Series 2017-P7-A3	3.44%	04/14/2050	6,227,318
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,007,315	Series 2016-C3-A4	2.63%	08/10/2049	997,216
700,000	Series 2016-C3-A5	2.89%	08/10/2049	691,679
19,540,283	Series 2017-CD4-XA	1.37%(b)(e)	05/10/2050	250,444
1,545,428	Series 2020-C9-ASB	1.88%	08/15/2053	1,466,613
	Commercial Mortgage Pass Through Certificates
7,429,149	Series 2013-CR12-XA	0.66%(b)(e)	10/10/2046	137
988,643	Series 2016-COR1-A3	2.83%	10/10/2049	976,449
500,000	Series 2016-COR1-A4	3.09%	10/10/2049	492,403
8,000,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.45%(a)	09/15/2033	7,377,783
	Commercial Mortgage Trust
63,605	Series 2021-PF1-A1	1.12%	11/15/2054	62,446
	Computershare Corporate Trust
4,899,004	Series 2019-C50-A4	3.47%	05/15/2052	4,787,615
153,344,025	Series 2019-C51-XA	1.41%(b)(e)	06/15/2052	5,936,530
4,667,887	Series 2020-C57-ASB	1.91%	08/15/2053	4,461,735
11,005,301	Series 2021-C60-A2	2.04%	08/15/2054	10,762,269
1,462,931	Series 2021-SAVE-A (1 mo. Term SOFR + 1.36%, 1.15% Floor)	5.52%(a)	02/15/2040	1,461,221
773,862	Series 2024-C63-A1	4.89%	08/15/2057	782,488
96,505	Series 2025-5C5-A1	4.72%	07/15/2058	97,566
	CSAIL Commercial Mortgage Trust
85,380,567	Series 2017-C8-XA	1.20%(b)(e)	06/15/2050	1,041,754
2,913,343	Series 2017-CX9-A4	3.18%	09/15/2050	2,857,200
9,709,735	Series 2017-CX9-XA	0.72%(b)(e)	09/15/2050	59,442
	Del Amo Fashion Center Trust
6,850,000	Series 2017-AMO-A	3.76%(a)(b)	06/05/2035	6,627,515
	EQUS Mortgage Trust
10,565,761	Series 2021-EQAZ-A (1 mo. Term SOFR + 1.02%, 0.76% Floor)	5.17%(a)	10/15/2038	10,555,586

Principal Amount $	Security Description	Rate	Maturity	Value $
	Extended Stay America Trust
8,921,860	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.34%(a)	07/15/2038	8,928,797
	Franklin BSP Realty Trust, Inc.
2,757,181	Series 2021-FL7-A (1 mo. Term SOFR + 1.43%, 1.43% Floor)	5.58%(a)	12/15/2038	2,766,975
5,706,972	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.87%(a)	02/15/2037	5,730,839
	FS Rialto
9,696,643	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.48%(a)	05/16/2038	9,705,525
11,690,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.52%(a)	08/19/2042	11,705,150
	FS RIALTO
4,967,585	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.51%(a)	11/16/2036	4,979,119
	Granite Point Mortgage Trust, Inc.
3,424,698	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.75%(a)	07/16/2035	3,431,801
1,070,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.96%, 1.71% Floor)	6.10%(a)	07/16/2035	1,072,124
10,861,800	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.60%(a)	12/15/2036	10,892,115
	Great Wolf Trust
4,500,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	5.84%(a)	05/15/2041	4,514,388
8,950,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.69%(a)	03/15/2039	8,977,281
	Greystone Commercial Real Estate Notes
1,443,096	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.28%(a)	07/15/2039	1,447,466
	GS Mortgage Securities Corp. II
1,187,502	Series 2013-GC13-AS	4.00%(a)(b)	07/10/2046	1,173,138
102,868,697	Series 2017-GS6-XA	1.14%(b)(e)	05/10/2050	1,372,649
119,100,396	Series 2017-GS7-XA	1.17%(b)(e)	08/10/2050	1,683,210
132,402,566	Series 2017-GS8-XA	1.07%(b)(e)	11/10/2050	1,842,130
2,615,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	5.35%(a)	07/15/2031	2,031,201
50,586,853	Series 2019-GC42-XA	0.93%(b)(e)	09/10/2052	1,290,926
8,517,597	Series 2020-GC45-AAB	2.84%	02/13/2053	8,272,336
6,700,000	Series 2021-DM-A (1 mo. Term SOFR + 1.00%, 0.89% Floor)	5.15%(a)	11/15/2036	6,697,745
9,296,000	Series 2021-IP-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.22%(a)	10/15/2036	9,258,803
6,015,000	Series 2021-STAR-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.22%(a)	12/15/2036	5,987,514
6,615,000	Series 2023-SHIP-A	4.47%(a)(b)	09/10/2038	6,601,663
	Hilton USA Trust
2,300,000	Series 2016-HHV-A	3.72%(a)	11/05/2038	2,277,263
	INCREF LLC
13,858,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.73%, 1.73% Floor)	5.86%(a)	10/19/2042	13,935,688
	JP Morgan Chase Commercial Mortgage Securities
54,035,243	Series 2016-JP4-XA	0.70%(b)(e)	12/15/2049	208,679
1,141,000	Series 2019-COR5-A3	3.12%	06/13/2052	1,097,524
22,961,814	Series 2019-COR5-XA	1.59%(b)(e)	06/13/2052	879,913
1,318,468	Series 2019-UES-A	3.81%(a)	05/05/2032	1,302,855

76	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,710,415	Series 2021-MHC-A (1 mo. Term SOFR + 1.16%, 0.80% Floor)	5.32%(a)	04/15/2038	2,710,752
2,250,000	Series 2021-MHC-B (1 mo. Term SOFR + 1.41%, 1.05% Floor)	5.57%(a)	04/15/2038	2,250,483
	JPMBB Commercial Mortgage Securities Trust
308,378	Series 2015-C27-A4	3.18%	02/15/2048	301,638
28,343,504	Series 2015-C32-XA	1.21%(b)(e)	11/15/2048	760
8,970,000	Series 2015-C33-AS	4.02%	12/15/2048	8,922,352
425,336	Series 2016-C1-A5	3.58%	03/17/2049	423,737
	KREF
10,446,011	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.33%(a)	02/15/2039	10,473,870
5,550,000	Series 2021-FL2-AS (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.56%(a)	02/15/2039	5,534,083
11,380,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.91%(a)	02/15/2039	11,330,816
9,205,155	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.58%(a)	02/17/2039	9,219,552
	Ladder Capital Commercial Mortgage Securities LLC
714,153	Series 2017-LC26-A3	3.29%(a)	07/12/2050	701,844
	LoanCore
695,234	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.56%(a)	07/15/2036	696,334
5,190,378	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.56%(a)	11/15/2038	5,210,974
6,613,861	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.93%(a)	01/17/2037	6,637,585
14,630,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.53%(a)	08/17/2042	14,683,253
	LSTAR Commercial Mortgage Trust
46,507,885	Series 2017-5-X	1.00%(a)(b)(e)	03/10/2050	359,585
	Lument Finance Trust, Inc.
5,286,213	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.43%(a)	06/15/2039	5,298,598
7,590,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.01%(a)	06/15/2039	7,590,076
	Merit 2020
293,845	Series 2022-MHIL-A (1 mo. Term SOFR + 0.81%, 0.82% Floor)	4.96%(a)	01/15/2039	293,923
	MF1 Multifamily Housing Mortgage Loan Trust
5,406,986	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.46%(a)	07/15/2036	5,424,802
839,498	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.35%(a)	07/16/2036	840,601
1,406,566	Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.33%(a)	10/16/2036	1,408,042
9,103,000	Series 2021-FL7-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	5.70%(a)	10/16/2036	9,121,679
2,000,000	Series 2022-FL10-AS (1 mo. Term SOFR + 3.19%, 3.19% Floor)	7.32%(a)	09/17/2037	2,004,268
6,821,115	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.48%(a)	02/19/2037	6,831,306
10,469,945	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.28%(a)	06/19/2037	10,496,004
8,290,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.82%(a)	08/18/2041	8,343,794

Principal Amount $	Security Description	Rate	Maturity	Value $
14,630,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.46%(a)	02/18/2040	14,662,230
	MHC Commercial Mortgage Trust
2,706,749	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.07%(a)	04/15/2038	2,707,682
1,800,000	Series 2021-MHC-B (1 mo. Term SOFR + 1.22%, 1.10% Floor)	5.37%(a)	04/15/2038	1,802,453
	Morgan Stanley ABS Capital I, Inc.
6,660,294	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	6,559,959
	Morgan Stanley Bank of America Merrill Lynch Trust
10,860,804	Series 2012-CKSV-A2	3.28%(a)	10/15/2030	10,384,965
319,795	Series 2025-C35-A1	4.61%	08/15/2058	321,055
	Morgan Stanley Capital I, Inc.
35,487	Series 2006-HQ10-X1	0.93%(a)(b)(e)	11/12/2041	1
53,915,512	Series 2017-H1-XA	1.45%(b)(e)	06/15/2050	802,629
7,895,000	Series 2019-PLND-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.02%(a)	05/15/2036	775,092
12,023,267	Series 2021-L6-A2	2.13%(b)	06/15/2054	11,559,376
	MTN Commercial Mortgage Trust
1,250,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.56%(a)	03/15/2039	1,250,226
	Ready Capital Corp.
1,720,435	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.47%(a)	11/25/2036	1,726,506
4,900,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	7.36%(a)	05/25/2038	4,936,838
	SFO Commercial Mortgage Trust
8,333,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.41%(a)	05/15/2038	8,279,820
	SREIT Trust
8,462,233	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	5.00%(a)	11/15/2038	8,456,476
7,480,000	Series 2021-MFP2-B (1 mo. Term SOFR + 1.29%, 1.17% Floor)	5.44%(a)	11/15/2036	7,475,768
	Starwood Property Trust, Inc.
5,953,811	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.45%(a)	04/18/2038	5,963,004
7,761,344	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.72%(a)	11/15/2038	7,788,462
	TPG Real Estate Finance Issuer Ltd.
3,172,383	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.46%(a)	03/15/2038	3,183,534
6,802,566	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.79%(a)	02/15/2039	6,826,328
12,289,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.29%(a)	02/15/2039	12,321,775
10,080,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.67%(a)	09/18/2042	10,117,750
	UBS Commercial Mortgage Trust
44,277,374	Series 2017-C1-XA	1.62%(b)(e)	06/15/2050	709,908
46,169	Series 2017-C2-ASB	3.26%	08/15/2050	45,839
80,914,488	Series 2017-C3-XA	1.22%(b)(e)	08/15/2050	1,066,663
25,504	Series 2018-C11-A3	4.31%	06/15/2051	25,428
1,113,954	Series 2018-C11-ASB	4.12%	06/15/2051	1,110,128
391,905	Series 2018-C13-A3	4.07%	10/15/2051	389,034
92,034,508	Series 2018-C8-XA	0.96%(b)(e)	02/15/2051	1,479,280
	VEGAS Trust
4,758,000	Series 2024-TI-A	5.52%(a)	11/10/2039	4,831,570

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	77

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Wells Fargo Commercial Mortgage Trust
1,891,223	Series 2024-5C1-A1	5.23%	07/15/2057	1,919,741
2,373,488	Series 2024-5C2-A1	5.05%	11/15/2057	2,403,289
5,024,460	Series 2025-5C3-A1	5.19%	01/15/2058	5,101,789
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $979,832,602)			863,246,847

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 14.3%
	Angel Oak Mortgage Trust LLC
12,632,822	Series 2021-7-A1	1.98%(a)(b)	10/25/2066	11,045,700
3,869,654	Series 2025-7-A1	5.51%(a)(b)	06/25/2070	3,905,726
	Arroyo Mortgage Trust
3,285,704	Series 2019-3-A2	3.21%(a)(b)	10/25/2048	3,163,715
1,775,756	Series 2019-3-A3	3.42%(a)(b)	10/25/2048	1,710,688
	Banc of America Mortgage Securities, Inc.
205,094	Series 2005-E-2A1	5.33%(b)	06/25/2035	187,867
	Banco Santander SA
5,724,850	Series 2025-NQM5-A3	5.47%(a)(f)	08/25/2065	5,741,601
	Barclays Mortgage Loan Trust
1,147,770	Series 2025-NQM3-A1	5.64%(a)(f)	05/25/2065	1,158,993
1,339,756	Series 2025-NQM3-A3	5.95%(a)(f)	05/25/2065	1,349,931
	BCAP LLC Trust
391,140	Series 2011-RR1-8A3	6.00%(a)(b)	09/30/2056	276,910
	Bear Stearns Asset Backed Securities Trust
154,817	Series 2004-AC2-2A	5.00%	05/25/2034	128,505
	BRAVO Residential Funding Trust
1,822,424	Series 2020-RPL1-A1	2.50%(a)(b)	05/26/2059	1,794,202
5,764,699	Series 2022-RPL1-A1	2.75%(a)(b)	09/25/2061	5,299,826
	Carrington Mortgage Loan Trust
1,327,881	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap)	4.57%	08/25/2036	1,286,326
	Chase Funding Mortgage Loan Asset-Backed Certificates
999,041	Series 2004-2-1A5	6.20%(f)	02/26/2035	996,286
	Citigroup Mortgage Loan Trust, Inc.
188,911	Series 2006-AR1-2A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	6.30%	03/25/2036	190,893
1,290,368	Series 2020-EXP1-A1A	1.80%(a)(b)	05/25/2060	1,213,777
	COLT Funding LLC
3,714,198	Series 2021-1R-A1	0.86%(a)(b)	05/25/2065	3,381,657
3,914,643	Series 2021-5-A1	1.73%(a)(b)	11/26/2066	3,541,126
12,036,063	Series 2021-RPL1-A1	1.67%(a)(b)	09/25/2061	11,097,079
2,232,553	Series 2023-2-A1	6.60%(a)(f)	07/25/2068	2,251,896
	Countrywide Home Loan Mortgage Pass Through Trust
169,400	Series 2004-HYB9-1A1	5.39%(b)	02/20/2035	170,689
2,984,185	Series 2005-3-1A2 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.85%	04/25/2035	2,858,828
	Credit Suisse Management LLC
26,475	Series 2005-11-5A1	5.25%	06/25/2026	10,348
	Credit Suisse Mortgage Capital Certificates
1,266,734	Series 2021-NQM1-A2	0.99%(a)(b)	05/25/2065	1,157,285
2,111,223	Series 2021-NQM1-A3	1.20%(a)(b)	05/25/2065	1,937,806
6,356,740	Series 2021-NQM5-A3	1.35%(a)(b)	05/25/2066	5,390,762
4,088,609	Series 2021-RPL4-A1	4.14%(a)(b)	12/27/2060	4,075,092
15,021,762	Series 2022-NQM1-A1	2.27%(a)(b)	11/25/2066	13,778,475
2,431,616	Series 2022-NQM5-A1	5.17%(a)(b)	05/25/2067	2,433,151
7,291,786	Series 2022-RPL4-A1	3.90%(a)(b)	04/25/2062	7,037,986
	Cross Mortgage Trust
2,804,224	Series 2024-H1-A1	6.09%(a)(f)	12/25/2068	2,833,035
11,897,463	Series 2024-H5-A1	5.85%(a)(f)	08/26/2069	12,032,176
6,678,306	Series 2025-H3-A1	5.88%(a)(b)	04/25/2070	6,773,639

Principal Amount $	Security Description	Rate	Maturity	Value $
	Ellington Financial Mortgage Trust
105,472	Series 2020-1-A1	2.01%(a)(b)	05/25/2065	105,031
	Fannie Mae Connecticut Avenue Securities
3,697,649	Series 2023-R08-1M1 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.86%(a)	10/25/2043	3,702,456
7,908,564	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.41%(a)	01/25/2044	7,911,510
8,057,705	Series 2024-R02-1M1 (30 day avg SOFR US + 1.10%, 0.00% Floor)	5.46%(a)	02/25/2044	8,055,512
2,135,424	Series 2025-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.36%(a)	05/25/2045	2,138,846
	First Horizon Asset Securities, Inc.
1,609,068	Series 2007-AR2-1A1	6.66%(b)	08/25/2037	351,868
	FirstKey Homes Trust
6,377,957	Series 2020-SFR2-A	1.27%(a)	10/19/2037	6,348,307
	Freddie Mac Structured Agency Credit Risk Debt Notes
794,791	Series 2022-DNA2-M1A (30 day avg SOFR US + 1.30%, 0.00% Floor)	5.66%(a)	02/25/2042	794,916
13,851,414	Series 2024-DNA1-M1 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.71%(a)	02/25/2044	13,878,171
6,233,938	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.56%(a)	05/25/2044	6,237,584
9,926,132	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.36%(a)	10/25/2044	9,925,378
14,701,714	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.56%(a)	08/25/2044	14,715,983
18,372,079	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.41%(a)	01/25/2045	18,372,156
22,400,000	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	5.31%(a)	02/25/2045	22,418,352
	GCAT
4,369,192	Series 2022-NQM4-A1	5.27%(a)(f)	08/25/2067	4,367,317
10,263,391	Series 2025-NQM1-A1	5.37%(a)(f)	11/25/2069	10,330,489
	GS Mortgage-Backed Securities Trust
8,690,221	Series 2025-NQM3-A3	5.49%(a)(f)	11/25/2065	8,705,914
6,338,000	Series 2025-NQM4-A3	5.46%(a)(f)	10/25/2065	6,354,561
	GSR Mortgage Loan Trust
2,391,760	Series 2005-9F-2A2	6.00%	01/25/2036	1,047,308
	HOMES Trust
10,209,836	Series 2023-NQM2-A1	6.46%(a)(f)	02/25/2068	10,272,904
16,401,926	Series 2025-NQM2-A1	5.43%(a)(f)	02/25/2070	16,505,643
9,531,261	Series 2025-NQM3-A1	5.63%(a)(f)	02/25/2070	9,621,540
	Homeward Opportunities Fund I Trust
10,010,977	Series 2022-1-A1	5.08%(a)(f)	07/25/2067	10,002,434
	JP Morgan Alternative Loan Trust
12,260	Series 2006-S4-A6	6.21%(f)	12/25/2036	12,742
	JP Morgan Mortgage Trust
4,496,164	Series 2024-NQM1-A1	5.59%(a)(f)	02/25/2064	4,534,637
7,354,079	Series 2025-NQM1-A1	5.59%(a)(f)	06/25/2065	7,421,731
8,673,073	Series 2025-NQM2-A1	5.57%(a)(b)	09/25/2065	8,752,914
9,059,507	Series 2025-NQM2-A2	5.77%(a)(f)	09/25/2065	9,135,059
12,136,520	Series 2025-NQM2-A3	5.92%(a)(f)	09/25/2065	12,227,583
7,523,000	Series 2025-VIS3-A3	5.57%(a)(f)	02/25/2066	7,544,553
	Legacy Mortgage Asset Trust
797,164	Series 2021-GS1-A1	5.89%(a)(f)	10/25/2066	797,815
8,252,454	Series 2021-GS2-A1	5.75%(a)(f)	04/25/2061	8,252,209
15,192,186	Series 2021-GS3-A1	5.75%(a)(f)	07/25/2061	15,202,296
18,874,285	Series 2021-GS4-A1	5.65%(a)(f)	11/25/2060	18,899,231
	Mastr Adjustable Rate Mortgages Trust
1,729,688	Series 2006-2-2A1	6.95%(b)	04/25/2036	800,862

78	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	MFRA Trust
7,721,201	Series 2021-NQM2-A1	1.03%(a)(b)	11/25/2064	6,845,061
1,002,267	Series 2021-NQM2-A2	1.32%(a)(b)	11/25/2064	894,238
	MLCC Mortgage Investors, Inc.
145,625	Series 2005-3-2A	5.43%(b)	11/25/2035	142,054
	Morgan Stanley Mortgage Loan Trust
7,105	Series 2004-1-1A1	5.00%	11/25/2033	5,101
	New Residential Mortgage Loan Trust
5,917,732	Series 2024-NQM1-A1	6.13%(a)(f)	03/25/2064	5,980,076
	OBX Trust
8,242,668	Series 2024-NQM5-A1	5.99%(a)(f)	01/25/2064	8,330,520
	Onslow Bay Mortgage Loan Trust
830,034	Series 2018-1-A2 (1 mo. Term SOFR + 0.76%, 0.00% Floor)	4.92%(a)	06/25/2057	814,441
8,394,069	Series 2022-NQM1-A1	2.31%(a)(b)	11/25/2061	7,620,750
2,156,041	Series 2022-NQM7-A1	5.11%(a)(f)	08/25/2062	2,155,110
6,096,496	Series 2023-NQM5-A1A	6.57%(a)(f)	06/25/2063	6,145,518
17,714,992	Series 2024-NQM10-A1	6.18%(a)(f)	05/25/2064	17,956,478
14,591,450	Series 2024-NQM11-A1	5.88%(a)(f)	06/25/2064	14,753,141
10,009,611	Series 2024-NQM12-A1	5.48%(a)(f)	07/25/2064	10,082,543
11,121,747	Series 2024-NQM13-A1	5.12%(a)	06/25/2064	11,148,962
12,496,802	Series 2024-NQM16-A1	5.53%(a)(f)	10/25/2064	12,597,526
20,384,441	Series 2024-NQM18-A1	5.41%(a)(b)	10/25/2064	20,519,365
4,810,728	Series 2024-NQM18-A2	5.66%(a)(f)	10/25/2064	4,847,369
7,358,176	Series 2024-NQM4-A1	6.07%(a)(f)	01/25/2064	7,440,505
19,970,953	Series 2025-NQM14-A3	5.62%(a)(f)	07/25/2065	20,191,716
13,663,771	Series 2025-NQM7-A1	5.56%(a)(f)	05/25/2055	13,804,746
16,483,390	Series 2025-NQM8-A1	5.47%(a)(f)	03/25/2065	16,636,470
	Pretium Mortgage Credit Partners LLC
3,415,366	Series 2021-RN2-A1	5.74%(a)(f)	07/25/2051	3,415,054
13,348,943	Series 2021-RN3-A1	5.84%(a)(f)	09/25/2051	13,363,846
18,875,104	Series 2025-NPL2-A1	5.84%(a)(f)	03/25/2055	18,967,588
	PRPM LLC
12,618,627	Series 2024-NQM4-A1	5.67%(a)(f)	12/26/2069	12,727,394
39,868,351	Series 2025-NQM2-A1	5.69%(a)(f)	04/25/2070	40,262,393
	Securitized Asset Backed Receivables LLC
3,242,393	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.81%	03/25/2036	2,998,639
	Starwood Mortgage Residential Trust
281,227	Series 2020-3-A1	1.49%(a)(b)	04/25/2065	274,563
20,543,100	Series 2021-5-A1	1.92%(a)(b)	09/25/2066	17,770,100
	Structured Asset Securities Corp.
30,015	Series 2003-24A-1A3	5.42%(b)	07/25/2033	30,054
	Terwin Mortgage Trust
318,707	Series 2003-4HE-M1 (1 mo. Term SOFR + 1.24%, 1.13% Floor)	5.40%	09/25/2034	358,133
	Velocity Commercial Capital Loan Trust
1,332,549	Series 2019-2-A	3.13%(a)(b)	07/25/2049	1,290,617
4,135,218	Series 2021-1-M1	1.79%(a)(b)	05/25/2051	3,462,360
15,291,360	Series 2021-2-A	1.52%(a)(b)	08/25/2051	13,184,974
3,617,664	Series 2021-2-M1	1.82%(a)(b)	08/25/2051	2,985,891
12,215,635	Series 2024-5-A	5.49%(a)(b)	10/25/2054	12,289,674
17,800,000	Series 2025-4-A	5.19%(a)(b)	09/25/2055	17,756,468
	Vericrest Opportunity Loan Transferee
616,751	Series 2021-NP10-A1	5.99%(a)(f)	05/25/2051	616,943
5,664,138	Series 2021-NP11-A1	5.87%(a)(f)	08/25/2051	5,666,760
304,037	Series 2021-NPL6-A1	6.24%(a)(f)	04/25/2051	304,214
1,420,632	Series 2021-NPL9-A1	5.99%(a)(f)	05/25/2051	1,421,260
	Verus Securitization Trust
6,627,997	Series 2021-4-A3	1.35%(a)(b)	07/25/2066	5,681,074
6,096,293	Series 2021-7-A1	1.83%(a)(f)	10/25/2066	5,581,382
11,449,922	Series 2023-4-A1	5.81%(a)(f)	05/25/2068	11,491,817
12,987,787	Series 2024-3-A1	6.34%(a)(f)	04/25/2069	13,178,349
3,641,444	Series 2024-6-A1	5.80%(a)(f)	07/25/2069	3,679,665
22,302,142	Series 2024-9-A1	5.44%(a)(b)	11/25/2069	22,468,251
5,798,566	Series 2024-9-A2	5.69%(a)(f)	11/25/2069	5,840,475
4,517,273	Series 2025-1-A1	5.62%(a)(b)	01/25/2070	4,562,104

Principal Amount $	Security Description	Rate	Maturity	Value $
38,015,748	Series 2025-4-A1	5.45%(a)(f)	05/25/2070	38,346,169
18,330,052	Series 2025-5-A1	5.43%(a)(f)	06/25/2070	18,482,023
11,830,923	Series 2025-6-A1	5.42%(a)(f)	07/25/2070	11,931,228
	WaMu Mortgage Pass Through Certificates
88,925	Series 2002-AR16-A	6.70%(b)	12/25/2032	86,592
	Wells Fargo Mortgage Backed Securities Trust
168,261	Series 2007-7-A36	6.00%	06/25/2037	159,508
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $920,251,269)			905,505,040

US CORPORATE BONDS - 11.1%
3,526,000	AbbVie, Inc.	4.88%	03/15/2030	3,630,741
566,000	Agilent Technologies, Inc.	4.20%	09/09/2027	566,794
4,055,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25%(a)	03/15/2030	4,138,523
1,582,000	Altria Group, Inc.	6.20%	11/01/2028	1,672,069
2,612,000	Altria Group, Inc.	4.50%	08/06/2030	2,623,165
9,479,000	American Electric Power Co., Inc.	5.20%	01/15/2029	9,777,577
7,102,000	American Express Co. (SOFR + 1.26%)	4.73%	04/25/2029	7,216,452
3,076,000	American Homes 4 Rent LP	4.25%	02/15/2028	3,069,228
2,357,000	American International Group, Inc.	4.85%	05/07/2030	2,412,727
2,540,000	American National Group, Inc.	5.75%	10/01/2029	2,629,077
15,421,000	American Tower Corp.	4.90%	03/15/2030	15,732,183
4,991,000	Amrize Finance US LLC	4.70%(a)	04/07/2028	5,051,392
5,557,000	AppLovin Corp.	5.13%	12/01/2029	5,686,239
6,314,000	Arrow Electronics, Inc.	5.15%	08/21/2029	6,466,037
7,528,000	Athene Global Funding (SOFR + 0.85%)	5.16%(a)	05/08/2026	7,549,736
3,167,000	Athene Global Funding	4.72%(a)	10/08/2029	3,194,607
5,026,000	Athene Global Funding	5.03%(a)	07/17/2030	5,108,928
4,679,000	Atlassian Corp.	5.25%	05/15/2029	4,811,985
1,046,000	Avery Dennison Corp.	4.88%	12/06/2028	1,064,094
1,233,000	Aviation Capital Group LLC	6.25%(a)	04/15/2028	1,286,235
10,455,000	Aviation Capital Group LLC	4.80%(a)	10/24/2030	10,449,895
3,407,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%	04/23/2027	3,393,964
9,537,000	Bank of America Corp. (SOFR + 0.83%)	4.98%	01/24/2029	9,715,002
4,345,000	Biogen, Inc.	5.05%	01/15/2031	4,468,875
3,624,000	Black Hills Corp.	4.55%	01/31/2031	3,626,173
2,881,000	Boardwalk Pipelines LP	4.45%	07/15/2027	2,887,677
2,678,000	Broadcom, Inc.	3.15%	11/15/2025	2,673,988
2,599,000	Broadcom, Inc.	5.05%	07/12/2029	2,677,777
2,723,000	Broadcom, Inc.	4.35%	02/15/2030	2,737,278
2,814,000	Broadcom, Inc.	4.20%	10/15/2030	2,809,914
1,378,000	Brown & Brown, Inc.	4.70%	06/23/2028	1,391,899
1,607,000	Brown & Brown, Inc.	4.50%	03/15/2029	1,611,748
4,885,000	Bunge Ltd. Finance Corp.	4.20%	09/17/2029	4,870,594
2,456,000	Campbell’s Co.	5.20%	03/19/2027	2,495,287
4,642,000	Cardinal Health, Inc.	5.13%	02/15/2029	4,776,385
2,935,000	CenterPoint Energy, Inc.	5.40%	06/01/2029	3,038,195
2,572,000	Charles Schwab Corp. (SOFR + 1.05%)	5.33%	03/03/2027	2,595,658
4,428,000	Cheniere Energy Partners LP	4.50%	10/01/2029	4,415,079
6,077,000	Cheniere Energy, Inc.	4.63%	10/15/2028	6,059,683
8,670,000	Citibank NA	4.58%	05/29/2027	8,750,900
5,099,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%	03/04/2029	5,165,615
10,897,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	10,951,488
1,576,000	CNA Financial Corp.	3.90%	05/01/2029	1,556,779
6,658,000	Corebridge Global Funding	5.75%(a)	07/02/2026	6,738,967
638,000	Coterra Energy, Inc.	3.90%	05/15/2027	634,116
410,000	Coterra Energy, Inc.	4.38%	03/15/2029	409,307
5,512,000	CRH SMW Finance DAC	5.13%	01/09/2030	5,676,172
3,134,000	CubeSmart LP	4.38%	02/15/2029	3,137,785
2,837,000	Darden Restaurants, Inc.	4.35%	10/15/2027	2,849,102
1,705,000	DCP Midstream Operating LP	5.13%	05/15/2029	1,744,158
9,873,000	Dell International LLC / EMC Corp.	4.35%	02/01/2030	9,844,476

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	79

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
8,912,000	Delta Air Lines, Inc.	4.95%	07/10/2028	9,022,536
1,509,000	Devon Energy Corp.	5.25%	10/15/2027	1,509,131
5,139,000	Dominion Energy, Inc.	5.00%	06/15/2030	5,271,866
5,505,000	DTE Energy Co.	5.20%	04/01/2030	5,674,771
5,837,000	Edwards Lifesciences Corp.	4.30%	06/15/2028	5,858,854
6,038,000	Energy Transfer LP	6.05%	12/01/2026	6,152,433
4,569,000	Energy Transfer LP	6.10%	12/01/2028	4,811,639
5,796,000	Equifax, Inc.	4.80%	09/15/2029	5,892,762
2,242,000	Essential Utilities, Inc.	4.80%	08/15/2027	2,268,093
257,000	Essential Utilities, Inc.	3.57%	05/01/2029	250,274
8,746,000	Evergy Kansas Central, Inc.	4.70%	03/13/2028	8,858,089
3,076,000	Exelon Corp.	5.15%	03/15/2029	3,165,493
9,136,000	Extra Space Storage LP	5.50%	07/01/2030	9,529,791
1,846,000	FirstEnergy Transmission LLC	4.55%	01/15/2030	1,859,096
7,407,000	Fiserv, Inc.	4.75%	03/15/2030	7,517,856
3,305,000	Foundry JV Holdco LLC	5.90%(a)	01/25/2030	3,487,105
4,784,000	GATX Corp.	4.70%	04/01/2029	4,846,560
303,000	GATX Corp.	4.00%	06/30/2030	298,147
5,897,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	6,017,055
4,234,000	Genuine Parts Co.	4.95%	08/15/2029	4,310,372
2,523,000	Global Payments, Inc.	5.30%	08/15/2029	2,580,966
4,192,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.02%	03/18/2027	4,202,030
7,695,000	Hewlett Packard Enterprise Co.	4.05%	09/15/2027	7,683,181
6,298,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	6,333,893
300,000	HSBC USA, Inc. (SOFR + 0.96%)	5.24%	03/04/2027	301,820
5,675,000	Hyundai Capital America	4.55%(a)	09/26/2029	5,688,769
3,220,000	Icon Investments Six DAC	5.81%	05/08/2027	3,286,989
3,902,000	Illumina, Inc.	4.65%	09/09/2026	3,921,212
11,900,000	Jackson National Life Global Funding	4.60%(a)	10/01/2029	12,009,454
5,156,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.25%	04/22/2028	5,186,228
9,565,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%	01/24/2029	9,738,918
4,683,000	Kinder Morgan, Inc.	5.00%	02/01/2029	4,790,027
3,904,000	Kyndryl Holdings, Inc.	2.05%	10/15/2026	3,814,229
6,266,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	6,269,370
3,051,000	LPL Holdings, Inc.	4.63%(a)	11/15/2027	3,045,919
2,496,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%	01/16/2029	2,527,427
250,000	Manufacturers & Traders Trust Co.	4.65%	01/27/2026	250,215
5,804,000	Marriott International, Inc./MD	4.80%	03/15/2030	5,913,765
10,269,000	Mars, Inc.	4.80%(a)	03/01/2030	10,465,583
4,537,000	Marvell Technology, Inc.	5.75%	02/15/2029	4,734,798
3,544,000	Marvell Technology, Inc.	4.75%	07/15/2030	3,591,385
9,032,000	MasTec, Inc.	4.50%(a)	08/15/2028	9,014,996
6,553,000	Merck Sharp & Dohme Corp.	5.95%	12/01/2028	6,951,426
4,744,000	Meritage Homes Corp.	5.13%	06/06/2027	4,786,849
906,000	Meritage Homes Corp.	3.88%(a)	04/15/2029	882,320
1,029,000	Microchip Technology, Inc.	5.05%	03/15/2029	1,052,084
6,587,000	Molex Electronic Technologies LLC	4.75%(a)	04/30/2028	6,654,543
4,699,000	MPLX LP	4.80%	02/15/2029	4,768,027
4,331,000	National Fuel Gas Co.	5.50%	03/15/2030	4,479,255
3,329,000	National Rural Utilities Cooperative Finance Corp.	4.75%	02/07/2028	3,378,954
4,581,000	National Rural Utilities Cooperative Finance Corp.	4.15%	08/25/2028	4,594,919
5,493,000	National Securities Clearing Corp.	4.70%(a)	05/20/2030	5,615,571
611,000	New York Life Global Funding (SOFR + 0.48%)	4.76%(a)	06/09/2026	612,090
775,000	New York Life Global Funding	4.70%(a)	01/29/2029	790,007
9,977,000	NextEra Energy Capital Holdings, Inc.	4.69%	09/01/2027	10,087,423
5,815,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	5,830,262
8,988,000	Niagara Mohawk Power Corp.	4.65%(a)	10/03/2030	9,034,651

Principal Amount $	Security Description	Rate	Maturity	Value $
2,540,000	NiSource, Inc.	5.25%	03/30/2028	2,607,591
2,027,000	NiSource, Inc.	5.20%	07/01/2029	2,091,621
4,818,000	Northrop Grumman Corp.	4.65%	07/15/2030	4,902,931
2,628,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	2,651,931
4,159,000	ONEOK, Inc.	5.38%	06/01/2029	4,284,765
4,734,000	ONEOK, Inc.	4.40%	10/15/2029	4,732,693
2,585,000	Oracle Corp.	4.45%	09/26/2030	2,584,327
2,865,000	O’Reilly Automotive, Inc.	5.75%	11/20/2026	2,915,311
553,000	Pacific Life Global Funding II (SOFR + 0.62%)	4.90%(a)	06/04/2026	554,569
2,562,000	Paychex, Inc.	5.10%	04/15/2030	2,637,387
3,074,000	PayPal Holdings, Inc.	4.45%	03/06/2028	3,108,135
9,237,000	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.25%(a)	02/01/2030	9,531,884
1,203,000	Pinnacle West Capital Corp.	4.90%	05/15/2028	1,222,772
4,420,000	Public Service Enterprise Group, Inc.	5.85%	11/15/2027	4,577,468
5,007,000	Public Service Enterprise Group, Inc.	5.88%	10/15/2028	5,249,090
5,885,000	Quanta Services, Inc.	4.75%	08/09/2027	5,954,860
4,320,000	Quanta Services, Inc.	4.50%	01/15/2031	4,319,468
6,173,000	Quest Diagnostics, Inc.	4.20%	06/30/2029	6,184,779
4,317,000	Rentokil Terminix Funding LLC	5.00%(a)	04/28/2030	4,400,590
8,744,000	Republic Services, Inc.	4.75%	07/15/2030	8,962,891
1,348,000	Roper Technologies, Inc.	4.25%	09/15/2028	1,354,637
340,000	Ryder System, Inc.	5.25%	06/01/2028	349,383
1,355,000	Ryder System, Inc.	4.95%	09/01/2029	1,388,105
5,624,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%	03/20/2029	5,733,598
2,513,000	Sherwin-Williams Co.	4.55%	03/01/2028	2,538,225
4,451,000	Sherwin-Williams Co.	4.30%	08/15/2028	4,474,594
1,783,000	Solventum Corp.	5.45%	02/25/2027	1,812,690
3,100,000	Sonoco Products Co.	4.45%	09/01/2026	3,105,310
1,482,000	Southern Co. Gas Capital Corp.	4.05%	09/15/2028	1,480,919
3,593,000	Southern Power Co.	4.25%	10/01/2030	3,573,118
2,382,000	Sun Communities Operating LP	2.30%	11/01/2028	2,252,919
4,764,000	Sysco Corp.	5.10%	09/23/2030	4,914,310
7,541,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%	01/15/2029	7,682,267
7,670,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	7,803,644
7,901,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	8,559,575
2,378,000	Uber Technologies, Inc.	4.15%	01/15/2031	2,357,769
3,041,000	Veralto Corp.	5.50%	09/18/2026	3,078,884
2,622,000	Veralto Corp.	5.35%	09/18/2028	2,707,115
2,405,000	Verisk Analytics, Inc.	4.50%	08/15/2030	2,413,265
6,098,000	VICI Properties LP / VICI Note Co., Inc.	4.25%(a)	12/01/2026	6,076,697
9,228,000	Wells Fargo & Co. (SOFR + 1.07%)	5.40%	04/22/2028	9,289,027
4,493,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	4,759,810
832,000	Western Midstream Operating LP	6.35%	01/15/2029	875,604
5,544,000	Western Midstream Operating LP	4.05%	02/01/2030	5,413,342
5,804,000	Williams Cos., Inc.	4.80%	11/15/2029	5,912,575
3,768,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/2027	3,796,410
5,529,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/2030	5,687,550
	Total US Corporate Bonds (Cost $691,243,053)			702,179,608

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 5.0%
	Federal Home Loan Mortgage Corp.
347,231	Pool 840632 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.62% Cap)	6.61%	05/01/2045	359,386
83,370	Pool N70081	5.50%	07/01/2038	85,024
7,083,487	Pool RA8419	6.00%	01/01/2053	7,311,023
7,415,575	Pool SD5219	6.00%	04/01/2054	7,662,068
3,721,685	Pool SD6509	6.00%	08/01/2054	3,812,250

80	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
3,445,333	Pool SD6815	6.00%	04/01/2054	3,531,315
5,918,141	Pool SD8342	5.50%	07/01/2053	5,985,175
9,740,595	Pool SL0223	5.50%	02/01/2055	9,909,972
5,887,326	Pool SL0536	5.50%	02/01/2055	5,984,237
4,874,491	Pool SL1712	6.00%	12/01/2054	5,003,823
3,189,459	Series 276-F5 (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.99%	09/15/2042	3,150,494
2,097,823	Series 339-F5 (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.94%	11/15/2044	2,063,400
8,848	Series 3872-BA	4.00%	06/15/2041	8,742
3,816,782	Series 4068-UF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.99%	06/15/2042	3,802,780
67,301	Series 4203-NB	2.00%	10/15/2040	66,961
2,286,051	Series 4878-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.89%	05/15/2049	2,255,123
1,734,444	Series 4939-CF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.97%	12/25/2049	1,700,570
3,248,439	Series 4987-BF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.87%	06/25/2050	3,188,139
8,789,723	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.82%	05/25/2050	8,480,344
7,879,766	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.51%	11/25/2054	7,891,874
4,180,805	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.71%	02/25/2054	4,207,072
7,375,047	Series 5480-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.71%	03/25/2054	7,409,539
8,557,432	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	8,521,597
10,200,633	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	05/25/2054	10,225,802
	Federal National Mortgage Association
16,480	Pool AB3850	4.00%	11/01/2041	15,764
712,973	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	6.66%	11/01/2042	738,955
31,298	Pool AL4292	4.50%	04/01/2026	31,264
518,237	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.97% Cap)	6.29%	05/01/2045	538,903
9,693,248	Pool CB9973	5.50%	02/01/2055	9,874,543
9,607,205	Pool CB9999	6.00%	02/01/2055	10,004,497
11,870,815	Pool FA1444	5.50%	04/01/2055	12,002,036
7,260,265	Pool FS6084	6.00%	10/01/2053	7,499,816
9,399,012	Pool FS7622	5.50%	04/01/2054	9,571,472
4,355,273	Pool MA4901	5.00%	01/01/2043	4,415,901
2,731,226	Pool MA4988	5.00%	04/01/2043	2,764,936
3,390,902	Pool MA5112	5.00%	08/01/2043	3,397,240
4,411,437	Pool MA5540	5.50%	11/01/2044	4,526,202
1,816,385	Series 2010-68-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.92%	07/25/2040	1,808,528
817,750	Series 2011-134-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.97%	12/25/2041	810,364
31,156	Series 2011-64-DB	4.00%	07/25/2041	30,610

Principal Amount $	Security Description	Rate	Maturity	Value $
1,391,749	Series 2016-62-FB (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.87%	09/25/2046	1,381,146
3,405,177	Series 2016-84-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.97%	11/25/2046	3,336,154
1,422,042	Series 2017-112-FC (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.82%	01/25/2048	1,380,868
6,692,276	Series 2018-72-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.82%	10/25/2058	6,427,819
2,343,258	Series 2018-85-FE (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	4.77%	12/25/2048	2,312,929
4,161,350	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	4.95%	09/25/2049	4,052,354
5,716,247	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.97%	10/25/2049	5,554,514
629,748	Series 2019-M21-3A1	2.10%	06/25/2034	622,167
3,965,237	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.92%	06/25/2050	3,850,283
9,977,463	Series 2020-M49-1A1	1.30%(b)	11/25/2030	9,324,956
13,156,762	Series 2021-M7-A1	1.78%(b)	03/25/2031	12,590,455
6,639,250	Series 2024-82-FH (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.51%	11/25/2054	6,647,628
5,703,011	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.81%	12/25/2054	5,754,113
6,613,651	Series 2024-95-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	12/25/2054	6,653,002
8,263,168	Series 2024-95-FC (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.76%	12/25/2054	8,329,958
15,138,395	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	15,164,284
8,585,361	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	06/25/2054	8,604,607
9,188,900	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.61%	04/25/2055	9,221,736
6,220,611	Series 2025-33-FE (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.81%	08/25/2054	6,280,163
	Government National Mortgage Association
3,168,300	Series 2012-68-FA (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.75%	05/20/2042	3,128,863
2,436,873	Series 2013-116-WU	3.00%	12/20/2042	2,405,061
3,060,163	Series 2016-16-DF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	4.56%	02/16/2046	3,032,062
3,923,581	Series 2022-183-B	5.00%	04/20/2047	3,938,512
3,441,267	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	4.87%	02/20/2049	3,235,862
	Total US Government and Agency Mortgage Backed Obligations (Cost $313,261,445)			313,877,237

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	81

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY OBLIGATIONS - 24.4%
16,820,055	United States Treasury Inflation Indexed Bonds	2.38%	01/15/2027	17,123,306
24,599,225	United States Treasury Inflation Indexed Bonds	0.13%	04/15/2027	24,263,696
12,432,156	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	12,634,082
40,000,000	United States Treasury Note/Bond	0.38%	01/31/2026	39,527,141
111,200,000	United States Treasury Note/Bond	0.75%	03/31/2026	109,517,362
118,700,000	United States Treasury Note/Bond	0.75%	05/31/2026	116,326,621
106,500,000	United States Treasury Note/Bond	0.63%	07/31/2026	103,781,064
123,500,000	United States Treasury Note/Bond	0.88%	09/30/2026	120,099,079
356,250,000	United States Treasury Note/Bond	0.63%	03/31/2027	340,671,020
273,600,000	United States Treasury Note/Bond	0.50%	06/30/2027	259,209,280
200,000,000	United States Treasury Note/Bond	0.75%	01/31/2028	187,304,688
245,000,000	United States Treasury Note/Bond	0.88%	11/15/2030	212,470,507
	Total US Government and Agency Obligations (Cost $1,537,308,185)			1,542,927,846

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 4.2%
87,876,730	First American Government Obligations Fund - U	4.06%(g)	87,876,730
87,876,729	JPMorgan US Government Money Market Fund - IM	4.08%(g)	87,876,729
87,876,730	MSILF Government Portfolio - Institutional	4.05%(g)	87,876,730
	Total Short Term Investments (Cost $263,630,189)		263,630,189
	Total Investments - 99.8% (Cost $6,406,151,130)		6,305,888,918
	Other Assets in Excess of Liabilities - 0.2%		13,921,263
	NET ASSETS - 100.0%		$6,319,810,181

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	24.4%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
US Corporate Bonds	11.1%
Collateralized Loan Obligations	11.0%
Asset Backed Obligations	7.5%
Foreign Corporate Bonds	6.6%
US Government and Agency Mortgage Backed Obligations	5.0%
Short Term Investments	4.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.0%
Other Assets and Liabilities	0.2%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	24.4%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Collateralized Loan Obligations	11.0%
Asset Backed Obligations	7.5%
US Government and Agency Mortgage Backed Obligations	5.0%
Short Term Investments	4.2%
Banking	3.8%
Utilities	2.3%
Energy	2.1%
Technology	1.9%
Transportation	1.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Finance	0.8%
Healthcare	0.7%
Insurance	0.7%
Food Products	0.5%
Mining	0.4%
Telecommunications	0.4%
Aerospace & Defense	0.4%
Retailers (other than Food/Drug)	0.3%
Construction	0.3%
Real Estate	0.3%
Industrial Equipment	0.3%
Consumer Products	0.3%
Beverage and Tobacco	0.3%
Pharmaceuticals	0.2%

82	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Hotels/Motels/Inns and Casinos	0.2%
Chemicals/Plastics	0.2%
Building and Development (including Steel/Metals)	0.2%
Automotive	0.2%
Environmental Control	0.1%
Commercial Services	0.1%
Diversified Manufacturing	0.1%
Media	0.1%
Containers and Glass Products	0.1%
Food Service	0.0%(h)
Other Assets and Liabilities	0.2%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $2,966,936,841 or 46.9% of the Fund’s net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Value determined using significant unobservable inputs.
(d)
Perpetual maturity. The date disclosed is the next call date of the security.
(e)
Interest only security
(f)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(g)
Seven-day yield as of period end.
(h)
Represents less than 0.05% of net assets.
CMT
Constant Maturity Treasury Rate
RFUCCT Refinitiv USD IBOR Consumer Cash Fallbacks

SOFR
Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	83

Schedule of Investments DoubleLine Floating Rate Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
BANK LOANS - 86. 7%
AEROSPACE & DEFENSE - 3. 1%
	AAdvantage Loyalty IP Ltd.
518,700	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	05/28/2032	521,618
	Kaman Corp.
31,059	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	30,995
42,684	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	42,596
31,134	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	31,070
37,546	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	37,469
93,177	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	92,986
128,052	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	127,789
112,638	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	112,407
93,403	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	93,211
53,732	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%	02/26/2032	5,014
	Signia Aerospace LLC
435,262	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	12/11/2031	436,622
356,124	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	12/11/2031	357,236
15,465	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.06%	12/11/2031	15,514
	TransDigm, Inc.
1,555,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	08/13/2032	1,555,078
				3,459,605

AUTOMOTIVE - 1.9%
	American Axle & Manufacturing, Inc.
295,000	Senior Secured Term Loan	7.57%(a)	09/20/2032	293,894
	Clarios Global LP
999,919	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.82%	05/06/2030	1,001,639
335,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/28/2032	335,628

Principal Amount $	Security Description	Rate	Maturity	Value $
	Dexko Global, Inc.
449,763	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.18%	10/04/2028	444,192
				2,075,353

BUILDING AND DEVELOPMENT (INCLUDING STEEL/METALS) - 1.4%
	Cornerstone Building Brands, Inc.
381,524	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.50%	04/12/2028	363,314
64,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.65%	05/15/2031	58,920
	LBM Acquisition LLC
617,623	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	7.99%	06/06/2031	603,900
	Resideo Funding, Inc.
515,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.04%	08/13/2032	515,806
				1,541,940

BUSINESS EQUIPMENT AND SERVICES - 4.6%
	Camelot US Acquisition LLC
658,223	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/31/2031	654,932
152,651	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/31/2031	151,888
13,957	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/31/2031	13,887
475,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	01/31/2031	475,074
	CoreLogic, Inc.
319,069	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.78%	06/02/2028	319,668
	EAB Global, Inc.
365,509	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	08/16/2030	357,056
	Eisner Advisory Group LLC
639,184	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.16%	02/28/2031	643,830
	Element Materials Technology Group US Holdings, Inc.
637,950	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.68%, 0.50% Floor)	7.68%	06/25/2029	643,035
	Grant Thornton Advisors LLC
644,004	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	05/30/2031	640,916

84	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
258,309	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	05/30/2031	258,232
	Ovg Business Services LLC
482,563	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	06/25/2031	482,864
	Trans Union LLC
316,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	06/24/2031	316,100
	VT Topco, Inc.
219,423	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	08/09/2030	213,047
				5,170,529

CHEMICALS/PLASTICS - 2.3%
	Hexion Holdings Corp.
712,742	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.14%	03/15/2029	712,618
	INEOS US Finance LLC
644,009	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	02/19/2030	585,243
	INEOS US Petrochem LLC
245,417	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.67%	03/29/2029	222,920
397,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.41%	10/07/2031	343,736
	Qnity Electronics, Inc.
765,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	6.25%	08/12/2032	765,956
				2,630,473

COMMERCIAL SERVICES - 6.3%
	Allied Universal Holdco LLC
615,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.51%	08/20/2032	618,007
	Ascend Learning LLC
105,156	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	12/11/2028	105,161
692,839	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	12/11/2028	692,874
	Cengage Learning, Inc.
230,651	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.67%	03/24/2031	230,338
393,836	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.70%	03/24/2031	393,302

Principal Amount $	Security Description	Rate	Maturity	Value $
	Enviri Corp.
407,870	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.53%	03/10/2028	408,042
	Garda World Security Corp.
674,885	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.17%	02/01/2029	676,573
	GFL ES US LLC
875,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.67%	03/03/2032	875,875
	Green Infrastructure Partners, Inc.
875,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.75%	09/24/2032	876,916
	Mister Car Wash Holdings, Inc.
138,911	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	03/27/2031	139,357
	Pinnacle Buyer LLC
125,806	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.75%	09/13/2032	126,121
	Prime Security Services Borrower LLC
578,546	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.00%	03/08/2032	573,982
	Project Aurora US Finco, Inc.
195,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	6.89%	09/27/2032	195,609
	Vestis Corp.
539,438	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.45%	02/24/2031	509,769
	Wand NewCo 3, Inc.
620,190	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	01/30/2031	618,804
				7,040,730

CONSTRUCTION - 2.9%
	Amentum Holdings, Inc.
612,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	09/29/2031	612,670
	APi Group DE, Inc.
200,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	01/03/2029	200,083
	Brand Industrial Services, Inc.
229,002	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.80%	08/01/2030	208,163
	Construction Partners, Inc.
595,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	11/03/2031	597,712

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	85

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Quikrete Holdings, Inc.
390,020	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	03/19/2029	390,701
123,132	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	04/14/2031	123,234
577,100	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	02/10/2032	577,394
	Tecta America Corp.
568,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	02/18/2032	571,418
				3,281,375

CONSUMER PRODUCTS - 0.7%
	Hunter Douglas, Inc.
498,992	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	01/20/2032	500,284
	Madison Safety & Flow LLC
281,126	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	09/26/2031	281,801
				782,085

CONTAINERS AND GLASS PRODUCTS - 1.5%
	Clydesdale Acquisition Holdings, Inc.
556,032	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	7.49%	04/13/2029	555,910
	Graham Packaging Co., Inc.
625,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	08/04/2027	625,703
	Pregis TopCo LLC
306,899	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.16%	02/01/2029	309,360
	Pretium PKG Holdings, Inc.
155,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 6.75%, 0.50% Floor)	11.24%	10/01/2029	16,856
	Trident TPI Holdings, Inc.
213,526	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.75%	09/18/2028	210,079
				1,717,908

ELECTRONICS/ELECTRIC - 12.3%
	Applied Systems, Inc.
235,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	02/23/2032	241,169
	Astra Acquisition Corp.
404,876	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 9.88%, 0.75% Floor)	13.19%(b)	10/25/2029	1,617

Principal Amount $	Security Description	Rate	Maturity	Value $
	Asurion LLC
135,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.53%	02/03/2028	131,794
396,124	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.51%	08/21/2028	397,830
500,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.53%	01/22/2029	479,758
415,698	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.41%	09/19/2030	414,788
184,538	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	09/19/2030	183,596
	Boxer Parent Co., Inc.
950,225	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.20%	07/30/2031	949,778
202,032	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.95%	07/30/2032	197,297
	Castle US Holding Corp.
216,696	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.72%	05/31/2030	101,486
	Central Parent LLC
118,248	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	07/06/2029	102,585
	Chariot Buyer LLC
501,727	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	09/08/2032	502,826
	Clearwater Analytics LLC
390,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.25%, 0.00% Floor)	6.46%	04/21/2032	391,463
	Cloud Software Group, Inc.
417,892	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	03/24/2031	419,944
	Cornerstone OnDemand, Inc.
236,453	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.03%	10/16/2028	228,363
	Cyborg Oldco DC Holdings, Inc.
230,203	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.35%(b)(c)	05/01/2026	—
	DG Investment Intermediate Holdings 2, Inc.
980,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.91%	07/12/2032	984,493
90,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.66%	07/29/2033	89,775
	Ellucian Holdings, Inc.
40,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.91%	11/22/2032	41,033

86	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Finastra USA, Inc.
200,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.04%	09/15/2032	199,393
	Gainwell Acquisition Corp.
924,138	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.75% Floor)	8.10%	10/01/2027	911,200
	ION Platform Finance US, Inc.
670,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	7.89%	09/30/2032	663,900
	ION Trading Technologies Sarl
256,592	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	04/03/2028	256,873
	McAfee Corp.
429,059	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.22%	03/01/2029	411,092
	MH Sub I LLC
690,353	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	8.41%	12/31/2031	636,851
	Mitchell International, Inc.
713,570	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	06/17/2031	713,724
115,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.41%	06/17/2032	114,224
	Newfold Digital Holdings Group, Inc.
240,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.75% Floor)	7.84%	02/10/2028	126,526
	Polaris Newco LLC
430,294	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.50% Floor)	8.57%	06/05/2028	415,623
	Proofpoint, Inc.
518,835	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	08/31/2028	521,518
	RealPage, Inc.
317,519	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.26%	04/24/2028	317,097
228,850	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.75%	04/24/2028	229,866
	Sabre GLBL, Inc.
89,492	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.78%	12/17/2027	85,204
177,624	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.78%	12/17/2027	169,113
119,527	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.00% Floor)	10.26%	11/15/2029	113,550

Principal Amount $	Security Description	Rate	Maturity	Value $
165,898	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.42%	11/15/2029	156,981
	UKG, Inc.
1,035,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.81%	02/10/2031	1,035,140
	WEC US Holdings, Inc.
891,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.53%	01/27/2031	892,296
				13,829,766

ENERGY - 5.5%
	BCP Renaissance Parent LLC
514,344	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	10/31/2028	515,738
	Colossus Acquireco LLC
1,255,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	07/30/2032	1,248,725
	Compass Power Generation LLC
841,004	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.57%	04/16/2029	847,838
	CPPIB OVM Member US LLC
351,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	08/20/2031	352,861
	Deep Blue Operating I LLC
340,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	6.89%	09/17/2032	340,850
	Delek US Holdings, Inc.
308,428	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.76%	11/19/2029	308,331
	Freeport LNG Investments LLLP
648,274	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	12/21/2028	649,376
	GIP Pilot Acquisition Partners LP
340,954	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.29%	10/04/2030	341,168
	Hamilton Projects Acquiror LLC
291,031	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	05/30/2031	292,305
	Meade Pipeline Co. LLC
330,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	6.00%	09/22/2032	330,206
	Natgasoline LLC
241,938	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.50%	03/29/2030	245,466

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	87

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	NGL Energy Operating LLC
360,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	7.82%	02/03/2031	360,900
	Par Petroleum LLC
234,006	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.03%	02/28/2030	234,030
	WhiteWater Matterhorn Holdings LLC
160,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.31%	06/16/2032	160,100
				6,227,894

FINANCE - 2.9%
	Allspring Buyer LLC
89,723	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.81%	11/01/2030	89,987
	Corpay Technologies Operating Co. LLC
124,063	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	04/28/2028	124,005
	Edelman Financial Engines Center LLC
338,296	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	04/07/2028	338,915
335,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.41%	10/06/2028	336,151
	First Eagle Holdings, Inc.
179,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.71%	08/16/2032	177,870
	Focus Financial Partners LLC
1,199,858	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	09/15/2031	1,201,502
	Hightower Holding LLC
713,213	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.75% Floor)	7.07%	02/03/2032	713,662
	Victory Capital Holdings, Inc.
115,000	Senior Secured Term Loan (3 mo. Term SOFR + 2.00%)	6.01%	09/23/2032	114,928
	Virtus Investment Partners, Inc.
180,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	6.39%	09/27/2032	180,225
				3,277,245

FINANCIALS - 0.6%
	CPI Holdco B LLC
681,517	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	05/19/2031	681,517

Principal Amount $	Security Description	Rate	Maturity	Value $
FOOD PRODUCTS - 2. 2%
	Aspire Bakeries Holdings LLC
491,281	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.66%	12/23/2030	494,811
	Froneri US, Inc.
1,065,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.72%	07/16/2032	1,064,026
	Golden State Foods LLC
500,960	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.00%	12/04/2031	502,821
	Savor Acquisition, Inc.
432,967	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.32%	02/19/2032	436,045
				2,497,703

HEALTHCARE - 6.9%
	ADMI Corp.
518,342	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.03%	12/23/2027	492,295
	AthenaHealth Group, Inc.
628,421	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	02/15/2029	627,962
	Aveanna Healthcare LLC
400,000	Senior Secured Term Loan (3 mo. Term SOFR + 3.75%)	7.93%	09/17/2032	400,406
	Bausch + Lomb Corp.
274,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.17%	09/29/2028	274,743
1,033,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.41%	01/15/2031	1,035,463
	CNT Holdings I Corp.
123,131	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.75% Floor)	6.56%	11/08/2032	123,197
	Cotiviti, Inc.
569,657	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.03%	05/01/2031	560,636
353,538	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.03%	03/29/2032	347,793
	FinThrive Software Intermediate Holdings, Inc.
44,702	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.00%	12/18/2028	43,487
75,066	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.25%	12/18/2028	64,792
	Fortrea Holdings, Inc.
44,463	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.06%	07/01/2030	41,323

88	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lavender US HoldCo 1, Inc.
275,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.41%	09/27/2032	275,516
	LifePoint Health, Inc.
858,875	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.07%	05/19/2031	858,385
	Phoenix Newco, Inc.
518,693	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	11/15/2028	519,720
	Radiology Partners, Inc.
655,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.50%	06/30/2032	654,659
	Sound Inpatient Physicians Holdings LLC
300,000	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%, 0.00% Floor)	10.96%(c)	06/29/2026	246,686
	Southern Veterinary Partners LLC
145,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.82%	12/04/2031	144,895
	Team Health Holdings, Inc.
369,075	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	06/30/2028	368,844
	Zelis Payments Buyer, Inc.
680,074	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	11/26/2031	680,924
				7,761,726

HOTELS/MOTELS/INNS AND CASINOS - 6.1%
	Alterra Mountain Co.
50,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	05/31/2030	50,157
	Bally’s Corp.
603,603	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	7.84%	10/02/2028	587,759
	Caesars Entertainment, Inc.
1,212,346	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.41%	02/06/2031	1,211,085
	Fertitta Entertainment LLC/NV
631,888	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	01/29/2029	631,692
	Flutter Financing BV
354,113	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.50% Floor)	6.00%	06/04/2032	354,286
	GBT US III LLC
401,963	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.81%	07/28/2031	403,309

Principal Amount $	Security Description	Rate	Maturity	Value $
	LC Ahab US Bidco LLC
620,662	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	05/01/2031	621,246
	Motion Finco Sarl
172,888	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.50%	11/30/2029	155,728
	Ontario Gaming GTA LP
468,038	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.24%	08/01/2030	457,800
	Sgh2 LLC
310,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.51%	08/18/2032	310,775
	Six Flags Entertainment Corp.
408,688	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	05/01/2031	406,645
	TRQ Sales LLC
140,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.61%	08/13/2032	140,263
	Voyager Parent LLC
87,626	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.75%	07/01/2032	87,911
537,374	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.75%	07/01/2032	539,123
	Whatabrands LLC
934,565	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	08/03/2028	936,350
				6,894,129

INDUSTRIAL EQUIPMENT - 4.8%
	AI Aqua Merger Sub, Inc.
623,434	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.28%	07/31/2028	625,369
	BCPE Empire Holdings, Inc.
621,728	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	12/26/2030	621,315
	Crosby US Acquisition Corp.
293,189	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.66%	08/16/2029	294,747
	Cube A&D Buyer, Inc.
666,650	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	10/20/2031	670,400
	Eagle Parent Corp.
72,591	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.25%	04/02/2029	72,637
753,062	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.25%	04/02/2029	753,533

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	89

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
72,591	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.25%	04/02/2029	72,636
	Emrld Borrower LP
456,851	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	08/04/2031	455,367
	Husky Injection Molding Systems Ltd.
254,719	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.92%	02/15/2029	255,708
254,719	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	8.05%	02/15/2029	255,708
	Madison IAQ LLC
344,138	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	7.45%	05/06/2032	346,211
	Veritiv Operating Co.
208,296	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.00%	11/29/2030	206,488
	White Cap Supply Holdings LLC
745,097	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.42%	10/29/2029	746,092
				5,376,211

INSURANCE - 2.5%
	Acrisure LLC
134,663	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	06/21/2032	134,775
	Alera Group, Inc.
520,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	05/28/2032	522,525
195,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.66%	05/31/2033	201,063
	Ardonagh Group Finco Pty Ltd.
230,961	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	230,288
307,150	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	306,254
29,043	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	28,958
	OneDigital Borrower LLC
667,955	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%	07/02/2031	668,804
138,308	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	9.41%	07/02/2032	139,778

Principal Amount $	Security Description	Rate	Maturity	Value $
	Trucordia Insurance Holdings LLC
560,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	06/17/2032	562,100
				2,794,545

IT SERVICES - 0.7%
	Iron Mountain, Inc.
807,944	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	01/31/2031	809,459

MEDIA - 5.0%
	ABG Intermediate Holdings 2 LLC
69,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	12/21/2028	69,251
	Acuris Finance US, Inc.
539,559	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.75%	02/16/2028	540,400
	Clear Channel Outdoor Holdings, Inc.
255,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	8.43%	08/23/2028	255,765
	Crown Finance US, Inc.
695,219	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.78%	12/02/2031	694,656
	CSC Holdings LLC
526,876	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	8.75%	04/15/2027	511,069
304,220	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.65%	01/18/2028	303,020
	Directv Financing LLC
44,768	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.75% Floor)	9.57%	08/02/2027	44,855
223,141	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.75% Floor)	9.82%	08/02/2029	223,804
	iHeartCommunications, Inc.
173,688	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.78%, 0.00% Floor)	10.05%	05/01/2029	152,194
	NEP Group, Inc.
613,011	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.36% + 1.50% PIK, 0.00% Floor)	7.71%	08/19/2026	611,224
48,614	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.36% + 1.50% PIK, 0.00% Floor)	7.71%	08/19/2026	48,473
	Nexstar Media, Inc.
415,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	06/28/2032	414,963
	Pretzel Parent T/L B
179,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.82%	10/01/2031	179,569

90	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	TKO Worldwide Holdings LLC
149,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.04%	11/21/2031	150,020
	Townsquare Media, Inc.
157,988	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.19%	02/19/2030	140,411
	United Talent Agency LLC
247,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.65%	06/10/2032	249,356
	Univision Communications, Inc.
504,285	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	06/25/2029	505,467
	X Corp.
525,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.96%	10/29/2029	515,739
				5,610,236

MINING - 0.1%
	Arsenal AIC Parent LLC
89,879	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	08/19/2030	89,991

PHARMACEUTICALS - 0.8%
	1261229 BC Ltd.
319,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.41%	10/08/2030	315,309
	Opal US LLC
605,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	04/23/2032	607,344
				922,653

REAL ESTATE - 0.2%
	Starwood Property Mortgage LLC
225,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.41%	09/24/2032	225,633

RETAILERS (OTHER THAN FOOD/DRUG) - 3.9%
	Apro LLC
668,524	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.94%	07/09/2031	669,025
	Boots Group Finco LP
330,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.70%	08/30/2032	331,305
	Burlington Coat Factory Warehouse Corp.
134,322	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	09/19/2031	134,658

Principal Amount $	Security Description	Rate	Maturity	Value $
	EG America LLC
432,280	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.70%	02/07/2028	435,327
	Great Outdoors Group LLC
339,391	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.75% Floor)	7.41%	01/23/2032	339,646
	HomeServe USA Holding Corp.
329,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.14%	10/21/2030	329,597
	Michaels Cos., Inc.
293,494	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.75% Floor)	8.51%	04/17/2028	277,934
	PetSmart LLC
310,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.14%	08/18/2032	305,739
	Staples, Inc.
282,337	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	10.05%	09/10/2029	268,456
	StubHub Holdco Sub LLC
468,819	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.91%	03/15/2030	465,889
	United Natural Foods, Inc.
257,136	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.07%	05/01/2031	258,958
	Victra Holdings LLC
563,425	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.75%	03/29/2029	565,276
				4,381,810

TECHNOLOGY - 1.4%
	CommScope LLC
1,014,263	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	9.39%	12/17/2029	1,027,981
0	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	9.39%	12/17/2029	—
	Tiger Acquisition LLC
513,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.64%	08/23/2032	512,429
				1,540,410

TELECOMMUNICATIONS - 3.3%
	Altice France SA
657,871	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor)	9.82%	08/31/2028	638,134

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	91

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Gogo Intermediate Holdings LLC
382,134	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	8.03%	04/28/2028	379,954
	Lumen Technologies, Inc.
829,429	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.35%, 2.00% Floor)	6.63%	04/16/2029	825,398
	Virgin Media Bristol LLC
659,848	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.18%, 0.00% Floor)	7.37%	03/31/2031	651,600
	Zayo Group Holdings, Inc.
292,001	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.43%	03/09/2027	288,649
263,638	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.18%, 0.50% Floor)	8.49%	03/09/2027	264,507
	Ziggo Financing Partnership
640,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.98%	04/28/2028	639,088
				3,687,330

TRANSPORTATION - 1.0%
	Brown Group Holding LLC
404,215	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	07/01/2031	404,921
145,785	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	07/01/2031	146,039
16,764	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	07/01/2031	16,813
22,692	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.95%	07/01/2031	22,758
35,167	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.06%	07/01/2031	35,270
	Kenan Advantage Group, Inc.
535,670	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	01/25/2029	529,810
				1,155,611

UTILITIES - 1.8%
	Alpha Generation LLC
766,131	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	09/30/2031	766,035
	NRG Energy, Inc.
653,342	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.06%	04/16/2031	654,139
	Stonepeak Bayou Holdings LP
220,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.14%	09/24/2032	220,000

Principal Amount $	Security Description	Rate	Maturity	Value $
	WaterBridge Midstream Operating LLC
323,869	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.00% Floor)	9.03%	06/27/2029	324,700
				1,964,874
	Total Bank Loans (Cost $98,214,393)			97,428,741

FOREIGN CORPORATE BONDS - 0.5%
85,000	Garda World Security Corp.	8.25%(d)	08/01/2032	88,188
200,000	Global Aircraft Leasing Co. Ltd.	8.75%(d)	09/01/2027	206,877
150,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(d)	02/15/2029	156,966
40,000	Seaspan Corp.	5.50%(d)	08/01/2029	38,605
	Total Foreign Corporate Bonds (Cost $481,851)			490,636

US CORPORATE BONDS - 4.7%
245,000	Allied Universal Holdco LLC	7.88%(d)	02/15/2031	257,096
20,000	American Axle & Manufacturing, Inc.	6.38%(d)	10/15/2032	19,979
10,000	American Axle & Manufacturing, Inc.	7.75%(d)	10/15/2033	10,084
20,000	APH / APH2 / APH3	7.88%(d)	11/01/2029	20,889
330,000	AthenaHealth Group, Inc.	6.50%(d)	02/15/2030	327,582
55,000	Azorra Finance Ltd.	7.25%(d)	01/15/2031	57,408
120,000	Builders FirstSource, Inc.	6.38%(d)	03/01/2034	123,763
65,000	Caesars Entertainment, Inc.	6.00%(d)	10/15/2032	64,063
25,000	Carnival Corp.	5.75%(d)	08/01/2032	25,473
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(d)	03/01/2030	48,017
10,000	Celanese US Holdings LLC	6.50%	04/15/2030	10,074
10,000	Celanese US Holdings LLC	6.75%	04/15/2033	9,964
20,000	Chord Energy Corp.	6.00%(d)	10/01/2030	19,873
45,000	Chord Energy Corp.	6.75%(d)	03/15/2033	45,622
55,000	Clarios Global LP / Clarios US Finance Co.	6.75%(d)	09/15/2032	56,253
20,000	Clear Channel Outdoor Holdings, Inc.	7.50%(d)	06/01/2029	19,447
35,000	Clear Channel Outdoor Holdings, Inc.	7.13%(d)	02/15/2031	36,204
20,000	Cloud Software Group, Inc.	6.63%(d)	08/15/2033	20,380
120,000	Clydesdale Acquisition Holdings, Inc.	6.75%(d)	04/15/2032	123,191
15,000	CoreWeave, Inc.	9.25%(d)	06/01/2030	15,510
25,000	Cornerstone Building Brands, Inc.	9.50%(d)	08/15/2029	24,315
35,000	Dcli Bidco LLC	7.75%(d)	11/15/2029	36,425
25,000	Dealer Tire LLC / DT Issuer LLC	8.00%(d)	02/01/2028	24,747
30,000	Directv Financing LLC	8.88%(d)	02/01/2030	29,669
25,000	DISH DBS Corp.	5.75%(d)	12/01/2028	23,987
15,000	DISH DBS Corp.	5.13%	06/01/2029	12,840
65,000	Dornoch Debt Merger Sub, Inc.	6.63%(d)	10/15/2029	55,984
50,000	EchoStar Corp.	10.75%	11/30/2029	55,048
15,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(d)	01/15/2030	14,087
10,000	Freedom Mortgage Holdings LLC	8.38%(d)	04/01/2032	10,490
155,000	Genesee & Wyoming, Inc.	6.25%(d)	04/15/2032	157,696
25,000	Gray Media, Inc.	9.63%(d)	07/15/2032	25,563
25,000	Gray Media, Inc.	7.25%(d)	08/15/2033	24,789
15,000	Kodiak Gas Services LLC	6.50%(d)	10/01/2033	15,282
15,000	Kodiak Gas Services LLC	6.75%(d)	10/01/2035	15,411
30,000	Lamar Media Corp.	5.38%(d)	11/01/2033	29,817
60,000	Level 3 Financing, Inc.	6.88%(d)	06/30/2033	61,201
100,000	LifePoint Health, Inc.	10.00%(d)	06/01/2032	105,121
35,000	Light & Wonder International, Inc.	6.25%(d)	10/01/2033	35,083
265,000	Madison IAQ LLC	5.88%(d)	06/30/2029	262,024
125,000	Medline Borrower LP	5.25%(d)	10/01/2029	124,012

92	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
15,000	Michaels Cos., Inc.	5.25%(d)	05/01/2028	13,881
20,000	Nabors Industries, Inc.	9.13%(d)	01/31/2030	20,815
10,000	NCL Corp. Ltd.	5.88%(d)	01/15/2031	10,007
10,000	NCL Corp. Ltd.	6.25%(d)	09/15/2033	10,058
15,000	Newell Brands, Inc.	6.38%	05/15/2030	14,899
30,000	Nissan Motor Acceptance Co. LLC	6.13%(d)	09/30/2030	30,029
120,000	Novelis Corp.	6.88%(d)	01/30/2030	124,536
30,000	OneMain Finance Corp.	7.50%	05/15/2031	31,387
65,000	OneMain Finance Corp.	6.50%	03/15/2033	65,184
150,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(d)	02/01/2030	154,754
25,000	Qnity Electronics, Inc.	6.25%(d)	08/15/2033	25,561
120,000	Quikrete Holdings, Inc.	6.75%(d)	03/01/2033	124,854
50,000	Radiology Partners, Inc.	8.50%(d)	07/15/2032	51,804
155,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63%(d)	02/01/2033	157,175
15,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.25%(d)	10/15/2030	15,143
60,000	Rockies Express Pipeline LLC	6.75%(d)	03/15/2033	62,704
30,000	Sabre GLBL, Inc.	10.75%(d)	11/15/2029	29,104
30,000	Six Flags Entertainment Corp.	7.25%(d)	05/15/2031	30,031
250,000	SM Energy Co.	7.00%(d)	08/01/2032	250,375
5,000	Solstice Advanced Materials, Inc.	5.63%(d)	09/30/2033	5,020
50,000	Staples, Inc.	10.75%(d)	09/01/2029	49,688
20,000	Star Leasing Co. LLC	7.63%(d)	02/15/2030	19,454
45,000	Starwood Property Trust, Inc.	5.25%(d)	10/15/2028	45,041
65,000	Sunoco LP	6.25%(d)	07/01/2033	66,207
15,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.75%(d)	03/15/2034	14,859
5,000	TransDigm, Inc.	6.25%(d)	01/31/2034	5,146
5,000	TransDigm, Inc.	6.75%(d)	01/31/2034	5,173
35,000	Trident TPI Holdings, Inc.	12.75%(d)	12/31/2028	37,363
200,000	United Natural Foods, Inc.	6.75%(d)	10/15/2028	200,604
50,000	Univision Communications, Inc.	7.38%(d)	06/30/2030	50,281
155,000	US Foods, Inc.	5.75%(d)	04/15/2033	156,199
45,000	Venture Global LNG, Inc.	8.38%(d)	06/01/2031	47,280

Principal Amount $	Security Description	Rate	Maturity	Value $
25,000	Venture Global Plaquemines LNG LLC	7.50%(d)	05/01/2033	27,641
35,000	Venture Global Plaquemines LNG LLC	6.50%(d)	01/15/2034	36,865
115,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(d)	09/15/2029	120,736
50,000	Viking Cruises Ltd.	5.88%(d)	10/15/2033	50,098
30,000	VT Topco, Inc.	8.50%(d)	08/15/2030	30,544
20,000	Warnermedia Holdings, Inc.	4.05%	03/15/2029	19,317
10,000	Warnermedia Holdings, Inc.	4.28%	03/15/2032	9,175
15,000	Warnermedia Holdings, Inc.	5.05%	03/15/2042	11,984
85,000	Watco Cos. LLC / Watco Finance Corp.	7.13%(d)	08/01/2032	88,053
20,000	Wayfair LLC	7.25%(d)	10/31/2029	20,671
50,000	WBI Operating LLC	6.50%(d)	10/15/2033	49,937
55,000	Weatherford International Ltd.	6.75%(d)	10/15/2033	55,073
10,000	Windstream Services LLC	7.50%(d)	10/15/2033	10,003
130,000	WR Grace Holdings LLC	5.63%(d)	08/15/2029	120,937
265,000	XHR LP	4.88%(d)	06/01/2029	259,757
	Total US Corporate Bonds (Cost $5,183,230)			5,289,870

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 9.9%
3,705,089	First American Government Obligations Fund - U	4.07%(e)	3,705,089
3,705,089	JPMorgan US Government Money Market Fund - IM	4.09%(e)	3,705,089
3,705,090	MSILF Government Portfolio - Institutional	4.05%(e)	3,705,090
	Total Short Term Investments (Cost $11,115,268)		11,115,268
	Total Investments - 101.8% (Cost $114,994,742)		114,324,515
	Other Liabilities in Excess of Assets - (1.8)%		(1,987,837)
	NET ASSETS - 100.0%		$112,336,678

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Bank Loans	86.7%
Short Term Investments	9.9%
US Corporate Bonds	4.7%
Foreign Corporate Bonds	0.5%
Other Assets and Liabilities	(1.8)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Electronics/Electric	12.3%
Short Term Investments	9.9%
Healthcare	6.9%
Commercial Services	6.6%
Hotels/Motels/Inns and Casinos	6.4%
Energy	6.2%
Media	5.5%
Industrial Equipment	4.8%
Business Equipment and Services	4.6%
Retailers (other than Food/Drug)	4.0%
Telecommunications	3.4%
Finance	3.3%
Construction	3.2%
Aerospace & Defense	3.1%
Food Products	2.6%
Insurance	2.5%
Chemicals/Plastics	2.5%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	93

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Automotive	2.0%
Utilities	1.8%
Technology	1.7%
Containers and Glass Products	1.7%
Building and Development (including Steel/Metals)	1.4%
Transportation	1.3%
Pharmaceuticals	0.8%
IT Services	0.7%
Consumer Products	0.7%
Real Estate	0.6%
Financials	0.6%
Diversified Manufacturing	0.4%
Mining	0.2%
Leisure	0.1%
Food Service	0.0%(f)
Other Assets and Liabilities	(1.8)%
Net Assets	100.0%

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(b)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(c)
Value determined using significant unobservable inputs.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $5,540,634 or 4.9% of the Fund’s net assets.
(e)
Seven-day yield as of period end.
(f)
Represents less than 0.05% of net assets.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR Secured Overnight Financing Rate
94	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE®	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 7.6%
	ACHV Trust
1,919,309	Series 2024-2PL-B	5.43%(a)	10/27/2031	1,937,818
2,538,018	Series 2024-3AL-A	5.01%(a)	12/26/2031	2,562,487
	Affirm, Inc.
3,750,000	Series 2024-A-A	5.61%(a)	02/15/2029	3,767,587
5,100,000	Series 2024-B-B	4.88%(a)	09/15/2029	5,117,290
4,500,000	Series 2025-1A-B	5.13%(a)	02/15/2033	4,535,329
4,500,000	Series 2025-1A-C	5.28%(a)	02/15/2033	4,531,714
4,156,614	Series 2025-X1-A	5.08%(a)	04/15/2030	4,165,672
	Aligned Data Centers Issuer LLC
6,000,000	Series 2021-1A-A2	1.94%(a)	08/15/2046	5,857,826
	Avant Credit Card Master Trust
8,500,000	Series 2025-1A-A	4.89%(a)	04/15/2031	8,487,574
	AVANT Loans Funding Trust
7,250,000	Series 2024-REV1-A	5.92%(a)	10/15/2033	7,346,049
9,500,000	Series 2025-REV1-A	5.12%(a)	05/15/2034	9,558,100
4,000,000	Series 2025-REV1-B	5.42%(a)	05/15/2034	4,038,530
	CAI International, Inc.
4,150,625	Series 2020-1A-A	2.22%(a)	09/25/2045	3,962,056
	Carvana Auto Receivables Trust
25,009	Series 2024-P1-A2	5.50%(a)	08/10/2027	25,016
8,000,000	Series 2024-P3-A4	4.31%	09/10/2030	8,043,982
	Castlelake Aircraft Securitization Trust
1,507,231	Series 2019-1A-A	3.97%(a)	04/15/2039	1,500,298
	College Avenue Student Loans LLC
482,934	Series 2017-A-B	4.50%(a)	11/26/2046	471,574
	Compass Datacenters LLC
5,425,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	5,467,222
	DataBank Issuer
4,000,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	3,952,051
	DigitalBridge Group, Inc.
5,000,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	5,009,576
	Dividend Solar Loans LLC
1,871,981	Series 2018-2-B	4.25%(a)	12/20/2038	1,724,238
	Exeter Automobile Receivables Trust
8,657,139	Series 2021-1A-E	2.21%(a)	02/15/2028	8,649,111
5,111,749	Series 2024-5A-A3	4.45%	03/15/2028	5,114,033
	Global Sea Containers Two SRL
2,244,976	Series 2020-1A-A	2.17%(a)	10/17/2040	2,153,634
	GreenSky LLC
6,200,000	Series 2024-2-B	5.26%(a)	10/27/2059	6,265,290
2,289,248	Series 2025-1A-A4	5.22%(a)	03/25/2060	2,321,467
2,097,172	Series 2025-2A-A4	4.89%(a)	06/25/2060	2,111,716
	HERO Funding Trust
547,242	Series 2016-1A-A	4.05%(a)	09/20/2041	529,973
	Horizon Aircraft Finance Ltd.
10,373,965	Series 2019-2-A	3.43%(a)	11/15/2039	10,025,151
	Jack in the Box, Inc.
4,311,825	Series 2019-1A-A2II	4.48%(a)	08/25/2049	4,276,320
	Jimmy Johns LLC
11,049,000	Series 2017-1A-A2II	4.85%(a)	07/30/2047	11,012,670
	Laurel Road Prime Student Loan Trust
228,713	Series 2017-B-CFX	3.61%(a)	08/25/2042	227,996
	Lendbuzz Securitization Trust
1,017,078	Series 2022-1A-A	4.22%(a)	05/17/2027	1,015,735
2,157,567	Series 2024-3A-A2	4.97%(a)	10/15/2029	2,159,996
	Loanpal Solar Loan Ltd.
5,650,079	Series 2020-3GS-A	2.47%(a)	12/20/2047	4,788,258
3,509,674	Series 2021-1GS-A	2.29%(a)	01/20/2048	2,947,915
	Mariner Finance Issuance Trust
1,500,000	Series 2025-AA-B	5.33%(a)	05/20/2038	1,522,746

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mosaic Solar Loans LLC
436,471	Series 2017-1A-A	4.45%(a)	06/20/2042	423,303
3,834,894	Series 2020-2A-B	2.21%(a)	08/20/2046	3,167,821
	Navient Student Loan Trust
1,984,819	Series 2018-A-B	3.68%(a)	02/18/2042	1,958,331
5,287,779	Series 2022-A-A	2.23%(a)	07/15/2070	4,832,891
	Pagaya AI Debt Selection Trust
170,977	Series 2021-2-NOTE	3.00%(a)	01/25/2029	170,301
2,521,331	Series 2021-5-C	3.93%(a)	08/15/2029	2,489,752
4,437,617	Series 2024-10-B	5.75%(a)	06/15/2032	4,470,698
4,999,573	Series 2025-1-B	5.63%(a)	07/15/2032	5,057,507
	Reach Financial LLC
2,824,633	Series 2025-1A-A	4.96%(a)	08/16/2032	2,833,102
	Research-Driven Pagaya Motor Asset Trust
12,147,364	Series 2025-1A-A	5.04%(a)	06/27/2033	12,216,282
	Sapphire Aviation Finance Ltd.
11,074,101	Series 2020-1A-A	3.23%(a)	03/15/2040	10,689,897
	Sierra Timeshare Conduit Receivables Funding LLC
557,767	Series 2021-2A-C	1.95%(a)	09/20/2038	550,318
	Slam Ltd.
6,018,551	Series 2024-1A-A	5.34%(a)	09/15/2049	6,096,377
	SOFI Alternative Trust
943,603	Series 2021-1-PT1	9.72%(a)(b)	05/25/2030	930,857
661,951	Series 2021-2-A	1.25%(a)	08/15/2030	658,348
1,910,674	Series 2021-3-A	1.50%(a)	11/15/2030	1,893,896
	SoFi Consumer Loan Program Trust
9,700,000	Series 2025-1-B	5.12%(a)	02/27/2034	9,817,576
	Start/Bermuda
1,424,199	Series 2018-1-A	4.09%(a)	05/15/2043	1,427,444
	TAL Advantage LLC
2,185,000	Series 2020-1A-A	2.05%(a)	09/20/2045	2,078,816
	Tesla Sustainable Energy Trust
10,438,033	Series 2024-1A-A2	5.08%(a)	06/21/2050	10,521,567
	Thunderbolt Aircraft Lease
3,859,569	Series 2018-A-A	5.96%(a)(c)	09/15/2038	3,867,037
	TIF Funding LLC
2,399,833	Series 2021-1A-A	1.65%(a)	02/20/2046	2,192,733
	Upgrade Master Pass-Thru Trust
227,986	Series 2021-PT3-A	17.04%(a)(b)	07/15/2027	217,324
3,474,572	Series 2025-ST2-A	6.11%(a)	06/15/2032	3,516,957
2,320,412	Series 2025-ST4-A	5.50%(a)	08/16/2032	2,331,403
	Upstart Securitization Trust
5,500,000	Series 2025-3-A2	4.60%(a)	09/20/2035	5,506,018
	Westlake Automobile Receivables Trust
1,000,000	Series 2025-2A-D	5.08%(a)	05/15/2031	1,008,988
	Willis Lease Finance Corp.
5,382,292	Series 2020-A-A	3.23%(a)	03/15/2045	5,187,706
	Total Asset Backed Obligations (Cost $265,469,340)			263,297,250

BANK LOANS - 2.0%
	1011778 BC ULC
3,704,079	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	09/23/2030	3,696,356
	APi Group DE, Inc.
2,947,114	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	01/03/2029	2,948,337

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	95

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Aramark Services, Inc.
816,486	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	06/24/2030	819,376
315,176	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.20%	06/24/2030	316,291
	Burlington Coat Factory Warehouse Corp.
2,514,488	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	09/19/2031	2,520,774
	Calpine Corp.
2,480,886	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	01/31/2031	2,481,158
	Colossus Acquireco LLC
2,155,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	07/30/2032	2,144,225
	CommScope LLC
3,285,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	9.39%	12/17/2029	3,329,430
	Corpay Technologies Operating Co. LLC
2,736,048	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	04/28/2028	2,734,776
	CPI Holdco B LLC
292,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	05/19/2031	292,050
	Cyborg Oldco DC Holdings, Inc.
320,815	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.35%(d)(e)	05/01/2026	—
	Delta 2 Lux Sarl
800,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.50% Floor)	6.30%	09/19/2031	801,628
400,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	400,814
	Dynasty Acquisition Co., Inc.
690,251	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	10/31/2031	691,296
262,549	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	10/31/2031	262,947
	Energizer Holdings, Inc.
2,737,393	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.14%	03/19/2032	2,746,509
	Flutter Financing BV
2,127,105	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.50% Floor)	5.75%	11/29/2030	2,123,914
	Froneri US, Inc.
440,309	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.00%, 0.00% Floor)	6.20%	09/30/2031	437,649

Principal Amount $	Security Description	Rate	Maturity	Value $
848,271	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.00%, 0.00% Floor)	6.20%	09/30/2031	843,148
1,655,655	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.00%, 0.00% Floor)	6.20%	09/30/2031	1,645,655
	Gen Digital, Inc.
1,226,925	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	04/16/2032	1,223,244
	Go Daddy Operating Co. LLC
3,688,392	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	11/13/2029	3,687,913
	Iron Mountain, Inc.
2,143,514	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	01/31/2031	2,147,533
	NRG Energy, Inc.
3,687,311	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.06%	04/16/2031	3,691,809
	Prime Security Services Borrower LLC
4,269,273	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.00%	03/08/2032	4,235,589
	Resideo Funding, Inc.
1,015,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.04%	08/13/2032	1,016,588
	Reynolds Consumer Products LLC
2,078,764	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	03/04/2032	2,086,819
	Six Flags Entertainment Corp.
1,570,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	05/01/2031	1,562,274
	Solstice Advanced Materials, Inc.
905,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	5.93%	09/16/2032	907,267
	Somnigroup International, Inc.
2,144,224	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.37%	10/24/2031	2,159,855
	Standard Industries, Inc./NY
1,490,892	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	5.89%	09/22/2028	1,495,417
	Trans Union LLC
2,972,538	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	5.91%	06/24/2031	2,973,637
717,216	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	06/24/2031	717,442

96	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Vertiv Group Corp.
1,770,563	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.03%	08/12/2032	1,774,688
	Vestis Corp.
939,313	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.45%	02/24/2031	887,650
	Vistra Operations Co. LLC
2,136,528	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	12/20/2030	2,141,945
	Walker & Dunlop, Inc.
348,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.14%	03/15/2032	348,685
	WMG Acquisition Corp.
2,160,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	5.95%	01/24/2031	2,166,761
	Wyndham Hotels & Resorts, Inc.
2,132,870	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	05/28/2030	2,142,394
	Total Bank Loans (Cost $68,754,959)			68,603,843

COLLATERALIZED LOAN OBLIGATIONS - 10.9%
	Allegro CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.51%(a)	04/20/2038	5,009,962
10,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82%(a)	07/24/2037	10,058,969
	Atlas Senior Loan Fund Ltd.
2,000,000	Series 2018-11A-B (3 mo. Term SOFR + 1.91%, 0.00% Floor)	6.23%(a)	07/26/2031	2,003,760
	Battalion CLO Ltd.
10,000,000	Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.54%(a)	04/15/2038	10,014,720
10,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.74%(a)	10/15/2037	10,042,591
	Benefit Street Partners CLO Ltd.
6,500,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67%(a)	01/25/2038	6,523,270
	Bridge Street CLO Ltd.
6,000,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	5.88%(a)	07/20/2037	6,032,419
10,500,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.82%(a)	07/20/2034	10,522,333
	Carlyle Global Market Strategies
10,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.69%(a)	01/20/2038	10,040,721
5,000,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	0.00%(a)	10/15/2038	5,000,000
	CarVal CLO
4,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	5.79%(a)	07/20/2037	4,020,672

Principal Amount $	Security Description	Rate	Maturity	Value $
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.72%(a)	01/20/2038	10,044,540
4,500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.77%(a)	07/17/2034	4,510,643
3,000,000	Series 2020-13A-A (3 mo. Term SOFR + 1.69%, 1.43% Floor)	6.02%(a)	01/20/2034	3,008,452
	Cedar Funding Ltd.
10,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	07/20/2037	10,035,669
	CFIP CLO Ltd.
10,350,000	Series 2017-1A-AR (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.82%(a)	10/18/2034	10,377,076
	Eldridge CLO Ltd.
7,500,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	0.00%(a)	10/20/2038	7,500,000
	Halcyon Loan Advisors Funding Ltd.
13,423	Series 2013-2A-D (3 mo. Term SOFR + 4.06%, 0.00% Floor)	8.36%(a)	08/01/2026	13,426
	LCM LP
2,369,591	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.73%(a)	10/15/2031	2,373,226
	Magnetite CLO Ltd.
20,000,000	Series 2024-42A-A1 (3 mo. Term SOFR + 1.31%, 1.31% Floor)	5.63%(a)	01/25/2038	20,088,490
	Marble Point CLO
29,500,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.77%(a)	07/20/2037	29,647,161
23,000,000	Series 2021-3A-A1 (3 mo. Term SOFR + 1.50%, 1.24% Floor)	5.82%(a)	10/17/2034	23,051,819
	MP CLO Ltd.
10,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.78%(a)	04/28/2034	10,023,187
	Nassau Global Credit LLC
3,609,279	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	5.73%(a)	07/15/2031	3,611,924
	OCP CLO Ltd.
20,000,000	Series 2017-14A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.70%(a)	07/20/2037	20,073,606
9,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.70%(a)	07/20/2037	9,033,142
	Octagon Investment Partners Ltd.
27,500,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.63%(a)	08/12/2037	27,606,719
	Sound Point CLO Ltd.
25,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.75%(a)	07/15/2034	25,050,000
20,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.76%(a)	07/20/2034	20,039,716
5,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65%(a)	04/25/2034	5,006,470
10,000,000	Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.72%(a)	10/20/2037	10,039,824

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	97

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Trestles LLC
5,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.50%(a)	04/25/2038	5,009,933
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.80%(a)	01/18/2035	20,039,420
	Warwick Capital CLO Ltd.
5,000,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.25%(a)	10/20/2038	5,000,000
	Wellfleet CLO Ltd.
10,000,000	Series 2022-1A-A1RN (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.74%(a)	07/15/2037	10,036,358
	Wellington Management Clo 3 Ltd.
10,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	5.43%(a)	04/18/2038	10,012,630
	Total Collateralized Loan Obligations (Cost $379,357,504)			380,502,848

FOREIGN CORPORATE BONDS - 3.9%
382,500	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	352,202
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	983,256
600,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	594,846
3,085,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%	04/15/2027	3,183,134
1,374,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/2028	1,423,989
835,000	Aker BP ASA	5.60%(a)	06/13/2028	861,529
1,137,495	AL Candelaria Spain SA	7.50%	12/15/2028	1,157,407
200,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	193,577
600,000	Antofagasta PLC	2.38%	10/14/2030	544,254
2,508,000	Ashtead Capital, Inc.	4.25%(a)	11/01/2029	2,474,562
2,217,000	Avolon Holdings Funding Ltd.	6.38%(a)	05/04/2028	2,313,226
2,518,000	Avolon Holdings Funding Ltd.	5.38%(a)	05/30/2030	2,583,970
4,872,000	BAE Systems PLC	3.40%(a)	04/15/2030	4,697,533
1,700,000	Banco Continental SAECA	2.75%(a)	12/10/2025	1,694,645
1,600,000	Banco de Bogota SA	6.25%	05/12/2026	1,620,637
200,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	196,816
1,500,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(a)	09/30/2031	1,476,123
1,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	1,497,750
400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	430,405
1,130,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60%(a)	03/20/2030	1,172,323
3,147,000	Bank of Montreal (SOFR + 1.25%)	4.64%	09/10/2030	3,191,747
4,057,000	Banque Federative du Credit Mutuel SA	4.59%(a)	10/16/2028	4,095,483
139,000	BAT Capital Corp.	4.91%	04/02/2030	141,749
1,892,000	BAT International Finance PLC	1.67%	03/25/2026	1,869,384
2,221,000	BAT International Finance PLC	5.93%	02/02/2029	2,333,625

Principal Amount $	Security Description	Rate	Maturity	Value $
1,800,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	1,805,060
3,110,000	BPCE SA (SOFR + 1.68%)	5.88%(a)	01/14/2031	3,248,986
600,000	BRF GmbH	4.35%	09/29/2026	595,783
2,840,000	CaixaBank SA (SOFR + 2.70%)	6.21%(a)	01/18/2029	2,954,306
2,297,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%	01/13/2031	2,372,826
5,448,000	Canadian Pacific Railway Co.	4.80%	03/30/2030	5,581,324
1,400,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(f)	06/08/2026	1,395,190
300,000	Cencosud SA	4.38%	07/17/2027	300,556
2,364,411	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	2,136,837
151,600	Cometa Energia SAB de CV	6.38%	04/24/2035	158,562
1,200,000	Cosan Luxembourg SA	5.50%	09/20/2029	1,185,289
3,114,000	Credit Agricole SA (SOFR + 1.13%)	5.23%(a)	01/09/2029	3,174,354
2,137,000	Daimler Truck Finance North America LLC	4.30%(a)	08/12/2027	2,142,925
1,600,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	1,581,631
1,011,000	Diageo Investment Corp.	5.13%	08/15/2030	1,047,959
255,680	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	11,580
198,552	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	1,282
3,121,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	3,306,859
2,585,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	2,638,171
454,878	Empresa Electrica Angamos SA	4.88%	05/25/2029	414,159
1,055,020	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,045,472
1,223,000	Enbridge, Inc.	6.00%	11/15/2028	1,287,028
2,478,000	Enel Finance International NV	5.13%(a)	06/26/2029	2,539,306
2,415,000	Enel Finance International NV	4.38%(a)	09/30/2030	2,399,385
218,824	Fenix Power Peru SA	4.32%	09/20/2027	217,430
950,000	Freeport Indonesia PT	4.76%(a)	04/14/2027	956,726
1,300,000	Freeport-McMoRan, Inc.	4.13%	03/01/2028	1,292,716
139,838	Galaxy Pipeline Assets Bidco Ltd.	2.16%	03/31/2034	127,295
564,960	GNL Quintero SA	4.63%	07/31/2029	566,193
500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	524,411
254,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	254,678
998,777	Guara Norte Sarl	5.20%	06/15/2034	979,054
200,000	HSBC Holdings PLC (SOFR + 3.03%)	7.34%	11/03/2026	200,478
200,000	HSBC Holdings PLC (SOFR + 1.04%)	5.34%	11/19/2028	200,987
3,068,000	Imperial Brands Finance PLC	4.50%(a)	06/30/2028	3,088,570
600,000	InRetail Consumer	3.25%	03/22/2028	583,946
1,100,000	InRetail Shopping Malls	5.75%	04/03/2028	1,104,545
750,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	746,436
57,070	Interoceanica IV Finance Ltd. Series 2007	0.00%(e)	11/30/2025	56,214
35,034	Invepar Holdings	0.00%(d)(e)	12/30/2028	—
200,000	Itaú Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%	04/15/2031	198,220
923,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	875,087
700,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	703,473
233,711	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	226,345
1,700,629	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	1,737,903
1,890,000	Millicom International Cellular SA	5.13%	01/15/2028	1,885,034
900,000	Minerva Luxembourg SA	5.88%	01/19/2028	901,134

98	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
508,200	Mong Duong Finance Holdings BV	5.13%	05/07/2029	503,272
1,391,408	MV24 Capital BV	6.75%	06/01/2034	1,382,305
261,000	Nationwide Building Society (SOFR + 1.91%)	6.56%(a)	10/18/2027	266,979
3,424,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%	08/15/2030	3,488,399
1,000,000	NBM US Holdings, Inc.	7.00%	05/14/2026	999,177
800,000	NBM US Holdings, Inc.	6.63%	08/06/2029	811,570
2,570,000	Nutrien Ltd.	4.90%	03/27/2028	2,616,050
1,747,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.30%	08/19/2028	1,749,900
1,100,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	1,104,301
1,215,779	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	1,241,460
500,000	Reliance Industries Ltd.	3.67%	11/30/2027	494,618
3,270,000	Rio Tinto Finance USA PLC	4.88%	03/14/2030	3,351,799
1,391,000	Royal Bank of Canada (SOFR + 0.53%)	4.86%	01/20/2026	1,392,589
5,039,000	Royal Bank of Canada (SOFR + 0.86%)	5.19%	10/18/2028	5,056,066
6,311,000	SK Hynix, Inc.	4.25%(a)	09/11/2028	6,310,007
571,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	569,281
910,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33%(a)	12/22/2027	932,943
600,000	Ultrapar International SA	5.25%	10/06/2026	598,944
200,000	Ultrapar International SA	5.25%	06/06/2029	200,672
1,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	1,481,977
500,000	Wipro IT Services LLC	1.50%	06/23/2026	489,918
	Total Foreign Corporate Bonds (Cost $134,650,970)			136,878,104

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.6%
1,300,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	1,271,790
1,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	1,589,065
1,553,854	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	1,274,549
700,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	699,876
805,500	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	847,407
200,000	Comision Federal de Electricidad	4.69%	05/15/2029	197,205
1,300,000	Comision Federal de Electricidad	5.70%(a)	01/24/2030	1,320,475
1,200,000	Dominican Republic International Bond	5.50%	02/22/2029	1,227,300
600,000	Guatemala Government Bond	4.50%	05/03/2026	598,500
1,200,000	Guatemala Government Bond	5.25%	08/10/2029	1,212,900
1,285,324	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	1,327,677
200,000	Mexico Government International Bond	5.00%	05/07/2029	203,968
600,000	Morocco Government International Bond	2.38%	12/15/2027	575,568
600,000	OCP SA	6.10%	04/30/2030	629,273
1,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	995,006
600,000	Paraguay Government International Bond	5.00%	04/15/2026	602,562
143,000	Paraguay Government International Bond	4.70%	03/27/2027	144,420
1,646,000	Pertamina Persero PT	1.40%	02/09/2026	1,627,045
700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	697,976
950,000	Petrobras Global Finance BV	6.00%	01/27/2028	969,414
50,000	Petrobras Global Finance BV	5.13%	09/10/2030	49,479

Principal Amount $	Security Description	Rate	Maturity	Value $
1,200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	1,186,771
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $18,768,786)			19,248,226

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.2%
	280 Park Avenue Mortgage Trust
4,830,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.40%(a)	09/15/2034	4,795,966
	ACREC Trust
4,800,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.45%(a)	08/18/2042	4,816,776
	ACRES Commercial Realty Ltd.
6,380,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.75%(a)	08/18/2040	6,419,869
	Alen Mortgage Trust
2,000,000	Series 2021-ACEN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.92%(a)	04/15/2034	1,885,563
	Arbor Multifamily Mortgage Securities Trust
111,577,928	Series 2021-MF2-XA	1.21%(a)(b)(g)	06/15/2054	5,252,732
	Arbor Realty Trust, Inc.
40,902,000	Series 2020-MF1-XD	0.59%(a)(b)(g)	05/15/2053	885,565
895,323	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.61%(a)	11/15/2036	898,466
4,946,654	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.82%(a)	01/15/2037	4,954,237
4,200,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.49%(a)	01/20/2043	4,212,785
	AREIT Trust
1,685,642	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.64%(a)	01/20/2037	1,692,407
7,220,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.53%(a)	12/17/2029	7,258,302
	BANK5 Trust
6,433,000	Series 2023-5YR2-A3	6.66%(b)	07/15/2056	6,788,618
5,022,000	Series 2024-5YR10-AS	5.64%	10/15/2057	5,146,827
21,131,069	Series 2025-5YR14-XA	1.20%(b)(g)	04/15/2058	841,198
	BBCMS Trust
11,001,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.11%(a)	11/15/2034	115,510
29,456,500	Series 2021-C10-XB	1.13%(b)(g)	07/15/2054	1,470,813
21,205,000	Series 2021-C10-XD	1.80%(a)(b)(g)	07/15/2054	1,660,710
53,053,049	Series 2025-5C34-XA	1.39%(b)(g)	05/15/2058	2,534,360
55,544,703	Series 2025-C32-XA	1.36%(b)(g)	02/15/2062	4,673,309
	BDS Ltd.
4,585,952	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.60%(a)	12/16/2036	4,602,654
668,930	Series 2021-FL9-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.32%(a)	11/16/2038	669,579
1,397,651	Series 2022-FL11-ATS (1 mo. Term SOFR + 1.80%, 1.80% Floor)	5.93%(a)	03/19/2039	1,399,604
7,500,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.71%(a)	09/19/2039	7,543,327
4,150,000	Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.53%(a)	03/19/2043	4,165,621
	Benchmark Mortgage Trust
157,277,074	Series 2020-IG1-XA	0.61%(b)(g)	09/15/2043	2,613,788
147,424,604	Series 2025-V14-XA	0.98%(b)(g)	04/15/2057	4,519,080

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	99

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
64,317,000	Series 2025-V17-XA	1.51%(b)(g)	09/15/2058	4,173,279
	BFLD Trust
3,012,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.04%(a)	07/15/2041	3,026,048
	BMO Mortgage Trust
93,254,460	Series 2024-5C5-XA	1.39%(b)(g)	02/15/2057	3,582,939
42,103,000	Series 2025-5C12-XA	1.66%(b)(g)	10/15/2058	2,655,495
38,791,335	Series 2025-5C9-XA	0.92%(b)(g)	04/15/2058	1,099,226
44,296,510	Series 2025-C11-XA	1.32%(b)(g)	02/15/2058	3,552,669
	BrightSpire Capital, Inc.
4,098,525	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.40%(a)	08/19/2038	4,094,287
13,968,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	5.85%(a)	08/19/2038	13,926,906
6,702,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.08%(a)	08/19/2037	6,726,154
	BSPRT Co.-Issuer LLC
7,450,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.01%(a)	09/15/2035	7,494,283
	BX Trust
2,301,475	Series 2021-ACNT-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.51%(a)	11/15/2038	2,301,308
4,835,282	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.51%(a)	11/15/2036	4,831,173
2,095,310	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.95%(a)	10/15/2038	2,094,882
2,026,500	Series 2021-XL2-D (1 mo. Term SOFR + 1.51%, 1.40% Floor)	5.66%(a)	10/15/2038	2,025,499
3,028,180	Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)	5.53%(a)	08/15/2042	3,035,371
2,251,220	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.69%(a)	03/15/2030	2,249,101
	CEDR Commercial Mortgage Trust
3,790,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	5.14%(a)	02/15/2039	3,736,643
	CFCRE Commercial Mortgage Trust
12,445,026	Series 2016-C4-XA	1.69%(b)(g)	05/10/2058	42,510
2,475,000	Series 2016-C7-A3	3.84%	12/10/2054	2,449,012
16,201,000	Series 2017-C8-XB	1.05%(b)(g)	06/15/2050	203,190
	Citigroup Commercial Mortgage Trust
12,858,128	Series 2016-GC36-XA	1.34%(b)(g)	02/10/2049	397
3,096,000	Series 2016-P3-A4	3.33%	04/15/2049	3,071,076
9,937,008	Series 2016-P3-XA	1.81%(b)(g)	04/15/2049	33,833
2,519,000	Series 2016-P4-B	3.38%	07/10/2049	2,390,310
11,708,908	Series 2016-P4-XA	2.04%(b)(g)	07/10/2049	71,017
10,605,998	Series 2017-P7-XA	1.23%(b)(g)	04/14/2050	116,155
	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,210,922	Series 2016-C1-XA	1.55%(b)(g)	05/10/2049	2,776
40,505,514	Series 2017-CD3-XA	1.08%(b)(g)	02/10/2050	362,289
50,193,631	Series 2017-CD4-XA	1.37%(b)(g)	05/10/2050	643,322
	Commercial Mortgage Pass Through Certificates
1,721,713	Series 2013-CR12-XA	0.66%(b)(g)	10/10/2046	32
1,218,812	Series 2015-CR27-XA	0.69%(b)(g)	10/10/2048	7
791,393	Series 2015-DC1-XA	0.71%(b)(g)	02/10/2048	12
204,280	Series 2015-LC21-B	4.44%(b)	07/10/2048	202,799
8,676,737	Series 2016-DC2-XA	1.03%(b)(g)	02/10/2049	191
11,396,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.62%(a)	09/15/2033	3,589,740
	Computershare Corporate Trust
1,573,627	Series 2015-NXS2-XA	0.05%(b)(g)	07/15/2058	16
8,622,849	Series 2016-C33-XA	1.70%(b)(g)	03/15/2059	13,251

Principal Amount $	Security Description	Rate	Maturity	Value $
19,849,446	Series 2016-NXS6-XA	1.68%(b)(g)	11/15/2049	99,938
63,456,118	Series 2017-C38-XA	1.05%(b)(g)	07/15/2050	673,898
19,820,043	Series 2019-C52-XA	1.71%(b)(g)	08/15/2052	932,618
61,513,503	Series 2021-C59-XA	1.62%(b)(g)	04/15/2054	3,624,812
5,250,000	Series 2022-ONL-A	3.86%(a)	12/15/2039	5,062,705
	Credit Suisse Mortgage Capital Certificates
9,873,828	Series 2014-USA-X1	0.69%(a)(b)(g)	09/15/2037	186
	CSAIL Commercial Mortgage Trust
1,619,661	Series 2015-C1-XA	0.17%(b)(g)	04/15/2050	2
2,458,834	Series 2016-C6-XA	2.01%(b)(g)	01/15/2049	2,158
121,469,912	Series 2021-C20-XA	1.11%(b)(g)	03/15/2054	4,853,124
	ELP Commercial Mortgage Trust
2,897,854	Series 2021-ELP-C (1 mo. Term SOFR + 1.43%, 1.32% Floor)	5.59%(a)	11/15/2038	2,895,445
	Franklin BSP Realty Trust, Inc.
2,902,914	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.87%(a)	02/15/2037	2,915,054
	FS Rialto
4,555,057	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.48%(a)	05/16/2038	4,559,229
5,740,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.52%(a)	08/19/2042	5,747,439
4,575,211	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.51%(a)	11/16/2036	4,585,834
	Granite Point Mortgage Trust, Inc.
919,172	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.75%(a)	07/16/2035	921,078
3,423,431	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.60%(a)	12/15/2036	3,432,986
	Great Wolf Trust
4,250,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.69%(a)	03/15/2039	4,262,955
	Greystone Commercial Real Estate Notes
215,588	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.28%(a)	07/15/2039	216,241
10,700,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.26%(a)	07/15/2039	10,648,822
	GS Mortgage Securities Corp. II
248,430	Series 2014-GC24-XA	0.39%(b)(g)	09/10/2047	3
1,250,190	Series 2015-GS1-XA	0.64%(b)(g)	11/10/2048	16
12,684,801	Series 2016-GS2-XA	1.86%(b)(g)	05/10/2049	16,025
22,411,301	Series 2016-GS3-XA	1.28%(b)(g)	10/10/2049	113,901
2,314,000	Series 2018-GS10-WLSD	5.07%(a)(b)	03/10/2033	213,760
2,893,000	Series 2018-GS10-WLSE	5.07%(a)(b)	03/10/2033	244,464
5,000,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.55%(a)	07/15/2031	522,375
5,000,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.25%(a)	07/15/2031	469,875
5,000,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.37%(a)	07/15/2031	417,375
	GSCG Trust
14,505,000	Series 2019-600C-E	4.12%(a)(b)	09/06/2034	610,885
	JP Morgan Chase Commercial Mortgage Securities
8,127,601	Series 2015-JP1-XA	0.98%(b)(g)	01/15/2049	4,665
29,885,385	Series 2016-JP4-XA	0.70%(b)(g)	12/15/2049	115,414
336,000	Series 2018-WPT-CFX	4.95%(a)	07/05/2033	233,520
3,553,631	Series 2019-COR4-ASB	3.94%	03/10/2052	3,538,824
5,775,000	Series 2019-UES-G	4.60%(a)(b)	05/05/2032	5,318,862
1,815,000	Series 2021-MHC-B (1 mo. Term SOFR + 1.41%, 1.05% Floor)	5.57%(a)	04/15/2038	1,815,390

100	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
6,153,490	Series 2022-NLP-A (1 mo. Term SOFR + 0.85%, 0.60% Floor)	5.00%(a)	04/15/2037	6,069,073
	JPMBB Commercial Mortgage Securities Trust
3,218,164	Series 2014-C25-XA	0.61%(b)(g)	11/15/2047	39
2,845,285	Series 2015-C30-XA	0.12%(b)(g)	07/15/2048	28
518,965	Series 2015-C31-XA	0.60%(b)(g)	08/15/2048	6
7,774,471	Series 2015-C32-XA	1.21%(b)(g)	11/15/2048	208
5,380,000	Series 2015-C33-AS	4.02%	12/15/2048	5,351,422
	KREF
1,331,416	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.33%(a)	02/15/2039	1,334,967
7,942,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.91%(a)	02/15/2039	7,907,675
4,745,397	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.58%(a)	02/17/2039	4,752,819
	LoanCore
580,211	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.56%(a)	07/15/2036	581,129
2,593,250	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.56%(a)	11/15/2038	2,603,540
4,483,074	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.93%(a)	01/17/2037	4,499,155
7,220,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.53%(a)	08/17/2042	7,246,281
	LSTAR Commercial Mortgage Trust
2,421,694	Series 2016-4-XA	1.61%(a)(b)(g)	03/10/2049	919
58,255,354	Series 2017-5-X	1.00%(a)(b)(g)	03/10/2050	450,413
	Lument Finance Trust, Inc.
3,592,380	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.43%(a)	06/15/2039	3,600,797
	MF1 Multifamily Housing Mortgage Loan Trust
89,758	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.35%(a)	07/16/2036	89,876
2,796,010	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.48%(a)	02/19/2037	2,800,188
12,550,000	Series 2022-FL8-AS (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.88%(a)	02/19/2037	12,564,081
5,861,453	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.28%(a)	06/19/2037	5,876,042
7,200,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.82%(a)	08/18/2041	7,246,721
7,220,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.46%(a)	02/18/2040	7,235,906
	Morgan Stanley ABS Capital I, Inc.
3,618,126	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	3,563,620
	Morgan Stanley Bank of America Merrill Lynch Trust
9,169,042	Series 2012-CKSV-CK	4.30%(a)(b)	10/15/2030	5,898,445
13,004,090	Series 2016-C28-XA-XA	1.28%(b)(g)	01/15/2049	11,627
22,958,545	Series 2025-5C1-XA	1.38%(b)(g)	03/15/2058	1,039,372
	Morgan Stanley Capital I, Inc.
711,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	7.11%(a)	12/15/2036	5,340
13,327,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.42%(a)	05/15/2036	1,168,445
1,331,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.07%(a)	05/15/2036	102,720

Principal Amount $	Security Description	Rate	Maturity	Value $
	MTN Commercial Mortgage Trust
1,200,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.56%(a)	03/15/2039	1,200,217
	NYC Commercial Mortgage Trust
4,990,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	5.36%(a)	02/15/2042	4,979,709
	Ready Capital Corp.
3,310,117	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.47%(a)	11/25/2036	3,321,798
	ROCK Trust
3,730,000	Series 2024-CNTR-A	5.39%(a)	11/13/2041	3,846,264
	SFO Commercial Mortgage Trust
2,540,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.41%(a)	05/15/2038	2,523,790
	SLG Office Trust
168,062,650	Series 2021-OVA-X	0.26%(a)(b)(g)	07/15/2041	1,991,559
	SREIT Trust
3,240,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.09%(a)	11/15/2036	3,238,851
	Starwood Property Trust, Inc.
2,866,069	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.45%(a)	04/18/2038	2,870,495
	TPG Real Estate Finance Issuer Ltd.
9,474,712	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.79%(a)	02/15/2039	9,507,807
5,000,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.29%(a)	02/15/2039	5,013,335
5,110,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.67%(a)	09/18/2042	5,129,137
	UBS Commercial Mortgage Trust
62,468,166	Series 2018-C13-XA	0.94%(b)(g)	10/15/2051	1,133,291
	VEGAS Trust
2,508,000	Series 2024-TI-A	5.52%(a)	11/10/2039	2,546,779
	Wells Fargo Commercial Mortgage Trust
1,503,972	Series 2025-C64-A1	5.02%	02/15/2058	1,520,340
48,468,406	Series 2025-C64-XA	1.24%(b)(g)	02/15/2058	3,569,170
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $512,085,248)			389,078,138

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7%
	ACE Securities Corp.
4,209,006	Series 2006-CW1-A2D (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.79%	07/25/2036	3,496,160
6,723,050	Series 2007-WM1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.51%	11/25/2036	2,767,326
	Adjustable Rate Mortgage Trust
4,256,076	Series 2006-1-6A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.53%	03/25/2036	2,517,605
	AJAX Mortgage Loan Trust
2,557,449	Series 2021-C-A	6.12%(a)(c)	01/25/2061	2,558,803
	American Home Mortgage Investment Trust
1,806,465	Series 2004-2-M1 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap)	5.17%	02/25/2044	1,718,420

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	101

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Angel Oak Mortgage Trust LLC
1,682,054	Series 2020-2-A1A	2.53%(a)(b)	01/26/2065	1,602,324
319,890	Series 2020-6-A3	1.78%(a)(b)	05/25/2065	295,644
6,031,888	Series 2021-7-A1	1.98%(a)(b)	10/25/2066	5,274,073
	Arroyo Mortgage Trust
570,905	Series 2019-1-A1	3.81%(a)(b)	01/25/2049	557,954
330,851	Series 2019-2-A2	3.50%(a)(b)	04/25/2049	322,133
2,591,217	Series 2019-3-A3	3.42%(a)(b)	10/25/2048	2,496,268
	Banc of America Funding Corp.
848,121	Series 2006-7-T2A1-T2A1	5.88%(b)	10/25/2036	770,928
8,481,027	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	2.96%(a)	09/29/2036	7,175,783
1,654,621	Series 2015-R2-9A2	4.34%(a)(c)	03/27/2036	1,547,213
	Banc of America Mortgage Securities, Inc.
824,710	Series 2005-I-2A5	4.68%(b)	10/25/2035	779,702
1,824,170	Series 2007-3-1A1	6.00%	09/25/2037	1,508,060
	BCAP LLC Trust
6,611,571	Series 2009-RR4-7A2	6.00%(a)(b)	03/26/2037	2,167,554
1,149,757	Series 2012-RR1-3A4	5.50%(a)(b)	10/26/2035	749,169
	BRAVO Residential Funding Trust
990,245	Series 2021-NQM2-A3	1.44%(a)(b)	03/25/2060	968,496
6,987,514	Series 2022-RPL1-A1	2.75%(a)(b)	09/25/2061	6,424,031
2,823,092	Series 2025-NQM6-A2	5.49%(a)(c)	06/25/2065	2,835,660
	Citigroup Mortgage Loan Trust, Inc.
1,064,095	Series 2020-EXP1-A1A	1.80%(a)(b)	05/25/2060	1,000,935
	Citimortgage Alternative Loan Trust
494,239	Series 2007-A5-1A10	5.75%	05/25/2037	445,334
	COLT Funding LLC
26,395	Series 2020-3-A3	2.38%(a)(b)	04/27/2065	26,115
2,031,983	Series 2021-1R-A1	0.86%(a)(b)	05/25/2065	1,850,055
3,697,163	Series 2021-5-A1	1.73%(a)(b)	11/26/2066	3,344,397
4,839,389	Series 2022-2-A1	2.99%(a)(c)	02/25/2067	4,640,869
	Countrywide Alternative Loan Trust
243,063	Series 2005-23CB-A15	5.50%	07/25/2035	197,452
856,068	Series 2005-28CB-1A6-1A6	5.50%	08/25/2035	734,042
3,576,514	Series 2005-49CB-A6	5.50%	11/25/2035	2,258,391
1,313,993	Series 2005-61-1A2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.01%	12/25/2035	1,208,743
6,527,549	Series 2005-62-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.87%	12/25/2035	4,998,815
7,133,283	Series 2006-16CB-A5	6.00%	06/25/2036	3,717,695
1,391,786	Series 2006-32CB-A21	5.50%	11/25/2036	731,566
2,255,846	Series 2006-34-A6	6.25%	11/25/2046	994,519
5,651,474	Series 2006-36T2-1A3	5.75%	12/25/2036	2,104,262
1,300,424	Series 2006-J4-2A9	6.00%	07/25/2036	734,126
1,444,847	Series 2006-J6-A5	6.00%	09/25/2036	654,529
1,324,981	Series 2006-OA12-A1B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.44%	09/20/2046	1,367,673
3,160,358	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.44%	03/20/2047	2,744,710
10,759,376	Series 2007-12T1-A11	6.00%	06/25/2037	4,744,184
9,652,930	Series 2007-12T1-A5	6.00%	06/25/2037	4,256,314
272,012	Series 2007-15CB-A7	6.00%	07/25/2037	159,674
3,992,449	Series 2007-8CB-A1	5.50%	05/25/2037	1,968,092
10,563,292	Series 2007-9T1-1A6	6.00%	05/25/2037	4,843,375
	Countrywide Home Loan Mortgage Pass Through Trust
630,019	Series 2005-10-A2	5.50%	05/25/2035	523,470
8,989,898	Series 2006-20-1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap)	4.92%	02/25/2037	3,206,232
1,550,322	Series 2006-21-A10	5.75%	02/25/2037	645,401
520,758	Series 2007-14-A15	6.50%	09/25/2037	276,868
	Credit Suisse First Boston Mortgage Securities Corp.
2,447	Series 2004-8-6A1	4.50%	11/25/2034	1,707
429,723	Series 2005-9-5A9	5.50%	10/25/2035	211,745

Principal Amount $	Security Description	Rate	Maturity	Value $
	Credit Suisse Management LLC
948,606	Series 2005-11-2A1	6.00%	12/25/2035	627,462
45,015	Series 2005-11-8A5	6.00%	12/25/2035	32,621
	Credit Suisse Mortgage Capital Certificates
8,451,868	Series 2009-8R-8A2 (1 mo. Term SOFR)	6.00%(a)(b)	03/26/2037	2,770,881
98,776	Series 2011-12R-3A5	5.06%(a)(b)	07/27/2036	98,931
15,021,762	Series 2022-NQM1-A1	2.27%(a)(b)	11/25/2066	13,778,475
	Cross Mortgage Trust
9,270,751	Series 2024-H5-A1	5.85%(a)(c)	08/26/2069	9,375,721
	DB US Financial Markets Holding Corp.
275,196	Series 2014-RS1-1A2	6.50%(a)(b)	07/27/2037	233,748
	Deutsche ALT-A Securities, Inc.
319,174	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01%(b)	10/25/2036	279,549
6,261,057	Series 2006-AR4-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.53%	12/25/2036	2,149,964
4,154,600	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.65%	12/25/2036	1,314,361
176,959	Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	4.92%	04/25/2047	160,376
	Fannie Mae Connecticut Avenue Securities
2,899,807	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.41%(a)	01/25/2044	2,900,887
	Freddie Mac Structured Agency Credit Risk Debt Notes
5,905,836	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.56%(a)	05/25/2044	5,909,290
6,392,050	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.56%(a)	08/25/2044	6,398,254
2,939,533	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.41%(a)	01/25/2045	2,939,545
17,220,000	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	5.31%(a)	02/25/2045	17,234,108
	GCAT
2,072,052	Series 2020-NQM2-A1	2.56%(a)(c)	04/25/2065	1,997,797
5,707,462	Series 2021-NQM4-A3	1.56%(a)(b)	08/25/2066	4,855,813
21,798,353	Series 2025-NQM1-A1	5.37%(a)(c)	11/25/2069	21,940,862
	GSAA Trust
4,896,301	Series 2006-19-A3A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.75%	12/25/2036	1,664,339
	GSR Mortgage Loan Trust
318,223	Series 2006-2F-3A4	6.00%	02/25/2036	136,103
	Harborview Mortgage Loan Trust
1,884,206	Series 2006-1-2A1A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.73%	03/19/2036	1,745,344
	Impac Secured Assets CMN Owner Trust
605,882	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.81%	02/25/2037	559,137
	Indymac Index Mortgage Loan Trust
535,605	Series 2006-AR5-2A1	3.72%(b)	05/25/2036	518,070
	JP Morgan Alternative Loan Trust
32,244,037	Series 2005-S1-1A4	6.00%	12/25/2035	9,621,663
2,600,934	Series 2007-S1-A2 (1 mo. Term SOFR + 0.79%, 0.68% Floor, 11.50% Cap)	4.95%	04/25/2047	2,513,178

102	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	JP Morgan Mortgage Acquisition Corp.
10,410,309	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	07/25/2036	4,829,410
	JP Morgan Mortgage Trust
4,136,669	Series 2025-NQM1-A2	5.76%(a)(c)	06/25/2065	4,169,252
4,320,521	Series 2025-NQM1-A3	5.97%(a)(c)	06/25/2065	4,357,797
5,782,049	Series 2025-NQM2-A1	5.57%(a)(b)	09/25/2065	5,835,276
	JP Morgan Reremic
5,513,631	Series 2014-4-1C (3 mo. Term SOFR)	0.00%(a)(b)	01/26/2036	1,492,677
	Legacy Mortgage Asset Trust
2,268,852	Series 2021-GS1-A1	5.89%(a)(c)	10/25/2066	2,270,705
	Lehman Mortgage Trust
180,963	Series 2006-1-1A3	5.50%	02/25/2036	82,111
	Lehman XS Trust
8,307,352	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.52%	08/25/2047	6,991,471
	Long Beach Mortgage Loan Trust
15,327,103	Series 2006-11-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.47%	12/25/2036	5,253,588
9,258,016	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%	03/25/2046	3,289,069
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	6.95%(b)	04/25/2036	31,406
1,003,975	Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	5.00%	12/25/2046	957,223
	Merrill Lynch Alternative Note Asset
330,579	Series 2007-F1-2A6	6.00%	03/25/2037	105,886
	Merrill Lynch Mortgage Investors, Inc.
1,160,302	Series 2006-AF1-AF2C	6.25%	08/25/2036	435,011
33,659,930	Series 2006-RM2-A1A (1 mo. Term SOFR + 0.48%, 0.37% Floor)	4.64%	05/25/2037	9,404,554
4,206,355	Series 2007-HE2-A2A (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.51%	02/25/2037	1,185,861
6,504,271	Series 2007-HE2-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.69%	02/25/2037	1,833,615
	MFRA Trust
3,611,679	Series 2021-NQM2-A3	1.47%(a)(b)	11/25/2064	3,228,989
	Morgan Stanley Mortgage Loan Trust
214,851	Series 2006-2-7A1	5.44%(b)	02/25/2036	119,223
	Morgan Stanley Residential Mortgage Loan Trust
7,700,000	Series 2025-NQM7-A3	5.34%(a)(c)	09/25/2070	7,712,062
	Nomura Resecuritization Trust
3,064,934	Series 2015-8R-4A4	4.08%(a)(b)	11/25/2047	2,656,087
	Onslow Bay Mortgage Loan Trust
342,865	Series 2020-EXP2-A3	2.50%(a)(b)	05/25/2060	287,681
2,630,035	Series 2021-NQM2-A3	1.56%(a)(b)	05/25/2061	2,221,994
5,190,226	Series 2022-NQM1-A1	2.31%(a)(b)	11/25/2061	4,712,067
7,085,997	Series 2024-NQM10-A1	6.18%(a)(c)	05/25/2064	7,182,591
6,673,048	Series 2024-NQM13-A1	5.12%(a)	06/25/2064	6,689,377
12,496,802	Series 2024-NQM16-A1	5.53%(a)(c)	10/25/2064	12,597,526
7,338,399	Series 2024-NQM18-A1	5.41%(a)(b)	10/25/2064	7,386,972
4,099,131	Series 2025-NQM7-A1	5.56%(a)(c)	05/25/2055	4,141,424
	Pretium Mortgage Credit Partners LLC
3,415,366	Series 2021-RN2-A1	5.74%(a)(c)	07/25/2051	3,415,054
	PRPM LLC
25,154,148	Series 2025-NQM2-A1	5.69%(a)(c)	04/25/2070	25,402,761
	RALI Trust
417,306	Series 2006-QS12-2A3	6.00%	09/25/2036	339,037
998,383	Series 2007-QS4-3A4	6.00%	03/25/2037	863,363

Principal Amount $	Security Description	Rate	Maturity	Value $
1,243,232	Series 2007-QS4-3A9	6.00%	03/25/2037	1,075,070
935,501	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	06/25/2037	693,311
585,780	Series 2007-QS9-A33	6.50%	07/25/2037	484,211
	RASC Trust
3,525,866	Series 2004-KS7-A2A (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.85%	08/25/2034	3,462,513
	RBSSP Resecuritization Trust
431,899	Series 2009-2-3A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.94%(a)	04/26/2035	404,506
	Residential Asset Securitization Trust
690,313	Series 2006-A2-A11	6.00%	01/25/2046	249,445
2,103,574	Series 2006-A6-1A4	6.00%	07/25/2036	492,814
	RESIDENTIAL MORTGAGE LOAN TRUST
2,885,121	Series 2019-2-M1	3.86%(a)(b)	05/25/2059	2,872,039
	RFMSI Trust
3,276,658	Series 2007-S1-A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	01/25/2037	2,457,183
	Securitized Asset Backed Receivables LLC
5,534,547	Series 2006-WM3-A1 (1 mo. Term SOFR + 0.21%, 0.10% Floor)	4.37%	10/25/2036	1,849,778
	Soundview Home Equity Loan Trust
442,416	Series 2007-OPT3-2A3 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.45%	08/25/2037	439,723
	Starwood Mortgage Residential Trust
7,385,958	Series 2020-2-M1E	3.00%(a)	04/25/2060	7,261,023
	Structured Adjustable Rate Mortgage Loan Trust
901,236	Series 2005-22-4A1	5.42%(b)	12/25/2035	837,779
	Velocity Commercial Capital Loan Trust
2,085,358	Series 2020-1-M2	2.98%(a)(b)	02/25/2050	1,677,191
2,124,803	Series 2021-1-M2	2.26%(a)(b)	05/25/2051	1,729,673
1,583,688	Series 2021-2-M2	2.20%(a)(b)	08/25/2051	1,314,008
4,050,333	Series 2024-3-A	6.65%(a)(b)	06/25/2054	4,122,304
8,958,132	Series 2024-5-A	5.49%(a)(b)	10/25/2054	9,012,427
	Vericrest Opportunity Loan Transferee
318,852	Series 2021-NP10-A1	5.99%(a)(c)	05/25/2051	318,951
1,888,046	Series 2021-NP11-A1	5.87%(a)(c)	08/25/2051	1,888,920
152,019	Series 2021-NPL6-A1	6.24%(a)(c)	04/25/2051	152,107
	Verus Securitization Trust
12,140,159	Series 2021-7-A1	1.83%(a)(c)	10/25/2066	11,114,764
822,392	Series 2021-R1-A3	1.26%(a)(b)	10/25/2063	794,534
4,947,728	Series 2024-3-A1	6.34%(a)(c)	04/25/2069	5,020,323
6,753,177	Series 2025-5-A1	5.43%(a)(c)	06/25/2070	6,809,166
	WAMU Asset-Backed Certificates
1,479,816	Series 2007-HE4-2A3 (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.44%	07/25/2047	855,831
	WaMu Mortgage Pass Through Certificates
1,737,858	Series 2005-AR4-A5	4.35%(b)	04/25/2035	1,687,770
8,551,332	Series 2006-AR18-1A1	3.71%(b)	01/25/2037	7,431,402
	Washington Mutual Alternative Mortgage Pass-Through Certificates
758,109	Series 2005-8-2CB3 (1 mo. Term SOFR + 0.52%, 0.41% Floor, 5.50% Cap)	4.68%	10/25/2035	721,870
	Washington Mutual Asset-Backed Certificates
5,900,503	Series 2006-HE5-2A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	3.85%	10/25/2036	2,075,301
2,166,947	Series 2006-HE5-2A3 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	3.85%	10/25/2036	763,253

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	103

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Wells Fargo Alternative Loan Trust
414,717	Series 2007-PA5-1A1	6.25%	11/25/2037	374,441
	Wells Fargo Mortgage Backed Securities Trust
974,548	Series 2007-15-A1	6.00%	11/25/2037	953,423
4,506,486	Series 2007-AR6-A2	6.24%(b)	10/25/2037	4,433,194
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $530,867,298)			442,192,443

US CORPORATE BONDS - 10.7%
1,869,000	AbbVie, Inc.	4.88%	03/15/2030	1,924,519
306,000	Agilent Technologies, Inc.	4.20%	09/09/2027	306,429
2,239,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25%(a)	03/15/2030	2,285,118
854,000	Altria Group, Inc.	6.20%	11/01/2028	902,621
1,397,000	Altria Group, Inc.	4.50%	08/06/2030	1,402,972
5,024,000	American Electric Power Co., Inc.	5.20%	01/15/2029	5,182,250
3,764,000	American Express Co. (SOFR + 1.26%)	4.73%	04/25/2029	3,824,659
1,631,000	American Homes 4 Rent LP	4.25%	02/15/2028	1,627,409
1,250,000	American International Group, Inc.	4.85%	05/07/2030	1,279,554
1,317,000	American National Group, Inc.	5.75%	10/01/2029	1,363,187
8,173,000	American Tower Corp.	4.90%	03/15/2030	8,337,924
2,646,000	Amrize Finance US LLC	4.70%(a)	04/07/2028	2,678,017
2,945,000	AppLovin Corp.	5.13%	12/01/2029	3,013,492
3,347,000	Arrow Electronics, Inc.	5.15%	08/21/2029	3,427,594
4,017,000	Athene Global Funding (SOFR + 0.85%)	5.16%(a)	05/08/2026	4,028,599
1,679,000	Athene Global Funding	4.72%(a)	10/08/2029	1,693,636
2,664,000	Athene Global Funding	5.03%(a)	07/17/2030	2,707,956
2,480,000	Atlassian Corp.	5.25%	05/15/2029	2,550,486
565,000	Avery Dennison Corp.	4.88%	12/06/2028	574,773
665,000	Aviation Capital Group LLC	6.25%(a)	04/15/2028	693,711
5,541,000	Aviation Capital Group LLC	4.80%(a)	10/24/2030	5,538,294
1,806,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%	04/23/2027	1,799,090
5,055,000	Bank of America Corp. (SOFR + 0.83%)	4.98%	01/24/2029	5,149,349
2,303,000	Biogen, Inc.	5.05%	01/15/2031	2,368,658
1,938,000	Black Hills Corp.	4.55%	01/31/2031	1,939,162
1,527,000	Boardwalk Pipelines LP	4.45%	07/15/2027	1,530,539
1,420,000	Broadcom, Inc.	3.15%	11/15/2025	1,417,873
1,378,000	Broadcom, Inc.	5.05%	07/12/2029	1,419,768
1,441,000	Broadcom, Inc.	4.35%	02/15/2030	1,448,556
1,513,000	Broadcom, Inc.	4.20%	10/15/2030	1,510,803
744,000	Brown & Brown, Inc.	4.70%	06/23/2028	751,504
867,000	Brown & Brown, Inc.	4.50%	03/15/2029	869,561
2,589,000	Bunge Ltd. Finance Corp.	4.20%	09/17/2029	2,581,365
1,302,000	Campbell's Co.	5.20%	03/19/2027	1,322,827
2,461,000	Cardinal Health, Inc.	5.13%	02/15/2029	2,532,246
1,556,000	CenterPoint Energy, Inc.	5.40%	06/01/2029	1,610,710
1,373,000	Charles Schwab Corp. (SOFR + 1.05%)	5.33%	03/03/2027	1,385,629
2,347,000	Cheniere Energy Partners LP	4.50%	10/01/2029	2,340,152
3,221,000	Cheniere Energy, Inc.	4.63%	10/15/2028	3,211,821
4,816,000	Citibank NA	4.58%	05/29/2027	4,860,938
2,703,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%	03/04/2029	2,738,313
5,775,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	5,803,877
850,000	CNA Financial Corp.	3.90%	05/01/2029	839,633
3,529,000	Corebridge Global Funding	5.75%(a)	07/02/2026	3,571,915
344,000	Coterra Energy, Inc.	3.90%	05/15/2027	341,906
222,000	Coterra Energy, Inc.	4.38%	03/15/2029	221,625
3,044,000	CRH SMW Finance DAC	5.13%	01/09/2030	3,134,664
1,661,000	CubeSmart LP	4.38%	02/15/2029	1,663,006
1,502,000	Darden Restaurants, Inc.	4.35%	10/15/2027	1,508,407
751,000	DCP Midstream Operating LP	5.13%	05/15/2029	768,248
5,233,000	Dell International LLC / EMC Corp.	4.35%	02/01/2030	5,217,881
4,724,000	Delta Air Lines, Inc.	4.95%	07/10/2028	4,782,592
814,000	Devon Energy Corp.	5.25%	10/15/2027	814,071
2,724,000	Dominion Energy, Inc.	5.00%	06/15/2030	2,794,428

Principal Amount $	Security Description	Rate	Maturity	Value $
2,918,000	DTE Energy Co.	5.20%	04/01/2030	3,007,989
3,094,000	Edwards Lifesciences Corp.	4.30%	06/15/2028	3,105,584
3,200,000	Energy Transfer LP	6.05%	12/01/2026	3,260,647
2,422,000	Energy Transfer LP	6.10%	12/01/2028	2,550,621
3,072,000	Equifax, Inc.	4.80%	09/15/2029	3,123,286
1,163,000	Essential Utilities, Inc.	4.80%	08/15/2027	1,176,535
139,000	Essential Utilities, Inc.	3.57%	05/01/2029	135,362
4,636,000	Evergy Kansas Central, Inc.	4.70%	03/13/2028	4,695,415
1,631,000	Exelon Corp.	5.15%	03/15/2029	1,678,452
4,842,000	Extra Space Storage LP	5.50%	07/01/2030	5,050,706
995,000	FirstEnergy Transmission LLC	4.55%	01/15/2030	1,002,059
3,926,000	Fiserv, Inc.	4.75%	03/15/2030	3,984,758
1,862,000	Foundry JV Holdco LLC	5.90%(a)	01/25/2030	1,964,596
2,536,000	GATX Corp.	4.70%	04/01/2029	2,569,164
164,000	GATX Corp.	4.00%	06/30/2030	161,373
3,126,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	3,189,641
2,244,000	Genuine Parts Co.	4.95%	08/15/2029	2,284,477
1,275,000	Global Payments, Inc.	5.30%	08/15/2029	1,304,293
2,237,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.02%	03/18/2027	2,242,353
4,075,000	Hewlett Packard Enterprise Co.	4.05%	09/15/2027	4,068,741
3,338,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	3,357,024
200,000	HSBC USA, Inc. (SOFR + 0.96%)	5.24%	03/04/2027	201,213
3,008,000	Hyundai Capital America	4.55%(a)	09/26/2029	3,015,298
1,913,000	Icon Investments Six DAC	5.81%	05/08/2027	1,952,798
2,068,000	Illumina, Inc.	4.65%	09/09/2026	2,078,182
6,350,000	Jackson National Life Global Funding	4.60%(a)	10/01/2029	6,408,406
2,751,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.25%	04/22/2028	2,767,128
5,070,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%	01/24/2029	5,162,186
2,482,000	Kinder Morgan, Inc.	5.00%	02/01/2029	2,538,724
2,069,000	Kyndryl Holdings, Inc.	2.05%	10/15/2026	2,021,424
3,321,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	3,322,786
1,632,000	LPL Holdings, Inc.	4.63%(a)	11/15/2027	1,629,282
1,323,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%	01/16/2029	1,339,658
250,000	Manufacturers & Traders Trust Co.	4.65%	01/27/2026	250,215
3,076,000	Marriott International, Inc./MD	4.80%	03/15/2030	3,134,173
5,443,000	Mars, Inc.	4.80%(a)	03/01/2030	5,547,197
2,405,000	Marvell Technology, Inc.	5.75%	02/15/2029	2,509,850
1,879,000	Marvell Technology, Inc.	4.75%	07/15/2030	1,904,123
4,787,000	MasTec, Inc.	4.50%(a)	08/15/2028	4,777,988
3,473,000	Merck Sharp & Dohme Corp.	5.95%	12/01/2028	3,684,161
2,515,000	Meritage Homes Corp.	5.13%	06/06/2027	2,537,716
333,000	Meritage Homes Corp.	3.88%(a)	04/15/2029	324,297
555,000	Microchip Technology, Inc.	5.05%	03/15/2029	567,451
3,491,000	Molex Electronic Technologies LLC	4.75%(a)	04/30/2028	3,526,797
2,491,000	MPLX LP	4.80%	02/15/2029	2,527,592
2,296,000	National Fuel Gas Co.	5.50%	03/15/2030	2,374,595
1,765,000	National Rural Utilities Cooperative Finance Corp.	4.75%	02/07/2028	1,791,485
2,428,000	National Rural Utilities Cooperative Finance Corp.	4.15%	08/25/2028	2,435,377
3,116,000	National Securities Clearing Corp.	4.70%(a)	05/20/2030	3,185,531
339,000	New York Life Global Funding (SOFR + 0.48%)	4.76%(a)	06/09/2026	339,605
418,000	New York Life Global Funding	4.70%(a)	01/29/2029	426,094
5,288,000	NextEra Energy Capital Holdings, Inc.	4.69%	09/01/2027	5,346,526
3,082,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	3,090,089
4,764,000	Niagara Mohawk Power Corp.	4.65%(a)	10/03/2030	4,788,727
1,347,000	NiSource, Inc.	5.25%	03/30/2028	1,382,845
1,093,000	NiSource, Inc.	5.20%	07/01/2029	1,127,845
2,571,000	Northrop Grumman Corp.	4.65%	07/15/2030	2,616,321

104	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,393,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	1,405,685
2,219,000	ONEOK, Inc.	5.38%	06/01/2029	2,286,101
2,526,000	ONEOK, Inc.	4.40%	10/15/2029	2,525,303
1,385,000	Oracle Corp.	4.45%	09/26/2030	1,384,639
1,519,000	O'Reilly Automotive, Inc.	5.75%	11/20/2026	1,545,674
314,000	Pacific Life Global Funding II (SOFR + 0.62%)	4.90%(a)	06/04/2026	314,891
1,358,000	Paychex, Inc.	5.10%	04/15/2030	1,397,959
1,630,000	PayPal Holdings, Inc.	4.45%	03/06/2028	1,648,100
4,896,000	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.25%(a)	02/01/2030	5,052,301
649,000	Pinnacle West Capital Corp.	4.90%	05/15/2028	659,667
2,343,000	Public Service Enterprise Group, Inc.	5.85%	11/15/2027	2,426,472
2,654,000	Public Service Enterprise Group, Inc.	5.88%	10/15/2028	2,782,322
3,119,000	Quanta Services, Inc.	4.75%	08/09/2027	3,156,025
2,290,000	Quanta Services, Inc.	4.50%	01/15/2031	2,289,718
3,272,000	Quest Diagnostics, Inc.	4.20%	06/30/2029	3,278,243
2,304,000	Rentokil Terminix Funding LLC	5.00%(a)	04/28/2030	2,348,612
4,634,000	Republic Services, Inc.	4.75%	07/15/2030	4,750,004
716,000	Roper Technologies, Inc.	4.25%	09/15/2028	719,525
184,000	Ryder System, Inc.	5.25%	06/01/2028	189,078
731,000	Ryder System, Inc.	4.95%	09/01/2029	748,859
2,981,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%	03/20/2029	3,039,092
1,302,000	Sherwin-Williams Co.	4.55%	03/01/2028	1,315,069
2,378,000	Sherwin-Williams Co.	4.30%	08/15/2028	2,390,606
961,000	Solventum Corp.	5.45%	02/25/2027	977,003
1,635,000	Sonoco Products Co.	4.45%	09/01/2026	1,637,801
789,000	Southern Co. Gas Capital Corp.	4.05%	09/15/2028	788,424
1,941,000	Southern Power Co.	4.25%	10/01/2030	1,930,260
1,263,000	Sun Communities Operating LP	2.30%	11/01/2028	1,194,558
2,525,000	Sysco Corp.	5.10%	09/23/2030	2,604,667
3,997,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%	01/15/2029	4,071,877
4,065,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	4,135,829
4,188,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	4,537,084
1,259,000	Uber Technologies, Inc.	4.15%	01/15/2031	1,248,289
1,612,000	Veralto Corp.	5.50%	09/18/2026	1,632,082
1,390,000	Veralto Corp.	5.35%	09/18/2028	1,435,122
1,281,000	Verisk Analytics, Inc.	4.50%	08/15/2030	1,285,402
3,232,000	VICI Properties LP / VICI Note Co., Inc.	4.25%(a)	12/01/2026	3,220,709
4,891,000	Wells Fargo & Co. (SOFR + 1.07%)	5.40%	04/22/2028	4,923,345
2,382,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	2,523,451
391,000	Western Midstream Operating LP	6.35%	01/15/2029	411,492
2,939,000	Western Midstream Operating LP	4.05%	02/01/2030	2,869,735
3,076,000	Williams Cos., Inc.	4.80%	11/15/2029	3,133,542
1,997,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/2027	2,012,057
2,931,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/2030	3,015,050
	Total US Corporate Bonds (Cost $367,360,877)			373,382,802

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.5%
	Federal Home Loan Mortgage Corp.
4,077,542	Pool SD5219	6.00%	04/01/2054	4,213,079
2,909,909	Pool SD6815	6.00%	04/01/2054	2,982,529
5,119,587	Pool SL0223	5.50%	02/01/2055	5,208,611
4,747,844	Pool SL0536	5.50%	02/01/2055	4,825,998
2,924,695	Pool SL1712	6.00%	12/01/2054	3,002,294
1,831,551	Series 3072-FB (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	5.04%	11/15/2035	1,827,310

Principal Amount $	Security Description	Rate	Maturity	Value $
189,350	Series 3417-SM (-1 x 30 day avg SOFR US + 6.17%, 0.00% Floor, 6.28% Cap)	1.79%(g)(h)	02/15/2038	19,922
1,558,231	Series 4917-FE (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.92%	10/25/2049	1,521,125
5,320,324	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.82%	05/25/2050	5,133,061
4,277,472	Series 5473-DF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.51%	11/25/2054	4,296,703
4,140,574	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.51%	11/25/2054	4,146,937
3,877,396	Series 5480-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.71%	03/25/2054	3,895,530
4,588,436	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	4,569,221
4,529,941	Series 5525-FA (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	4,539,883
5,401,699	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	05/25/2054	5,415,027
	Federal National Mortgage Association
713,314	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	6.66%	11/01/2042	739,308
446,756	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.97% Cap)	6.29%	05/01/2045	464,571
5,095,416	Pool CB9973	5.50%	02/01/2055	5,190,717
4,803,602	Pool CB9999	6.00%	02/01/2055	5,002,249
6,317,849	Pool FA1444	5.50%	04/01/2055	6,387,687
3,982,116	Pool FS6084	6.00%	10/01/2053	4,113,505
4,936,687	Pool FS7622	5.50%	04/01/2054	5,027,269
111,422	Pool MA1200	3.00%	10/01/2032	107,728
3,538,563	Pool MA5086	5.00%	07/01/2043	3,594,473
3,579,286	Pool MA5112	5.00%	08/01/2043	3,585,976
1,727,185	Series 2014-10-KF (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.92%	03/25/2044	1,707,858
1,435,688	Series 2016-8-FA (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.92%	03/25/2046	1,412,429
5,148,726	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.58%(g)(h)	06/25/2049	584,124
2,507,858	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	4.95%	09/25/2049	2,442,170
3,320,065	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.92%	06/25/2050	3,223,814
10,912,850	Series 2020-M49-1A1	1.30%(b)	11/25/2030	10,199,171
2,608,029	Series 2023-M4-A1	3.89%(b)	09/25/2032	2,591,373
3,500,040	Series 2024-82-FH (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.51%	11/25/2054	3,504,456
1,778,604	Series 2024-90-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	12/25/2054	1,796,474
2,900,501	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.81%	12/25/2054	2,926,490

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	105

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
4,478,682	Series 2024-95-FC (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.76%	12/25/2054	4,514,882
4,844,140	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	4,852,424
4,591,102	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	06/25/2054	4,601,394
4,870,117	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.61%	04/25/2055	4,887,520
3,795,021	Series 2025-42-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	06/25/2055	3,818,540
	FREMF Mortgage Trust
2,433,468	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.97%(a)	05/25/2026	2,424,949
124,762,277	Series 2017-K67-X2B	0.10%(a)(g)	09/25/2049	207,293
2,481,119	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.72%(a)	03/25/2027	2,461,971
878,676	Series 2019-KF69-B (30 day avg SOFR US + 2.41%, 2.30% Floor)	6.77%(a)	08/25/2029	846,028
	Government National Mortgage Association
1,704,200	Series 2016-121-JF (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.65%	09/20/2046	1,664,690
2,318,480	Series 2022-183-B	5.00%	04/20/2047	2,327,303
2,390,997	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	4.87%	02/20/2049	2,248,282
2,151,743	Series 2025-100-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.74%	05/20/2055	2,167,512
	Total US Government and Agency Mortgage Backed Obligations (Cost $157,894,227)			157,221,860

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY OBLIGATIONS - 31.4%

10,412,415	United States Treasury Inflation Indexed Bonds	2.38%	01/15/2027	10,600,142
15,217,195	United States Treasury Inflation Indexed Bonds	0.13%	04/15/2027	15,009,636
7,742,834	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	7,868,595
101,450,000	United States Treasury Note/Bond	0.38%	12/31/2025	100,541,921
80,500,000	United States Treasury Note/Bond	0.38%	01/31/2026	79,548,372
136,700,000	United States Treasury Note/Bond	0.75%	03/31/2026	134,631,505
86,800,000	United States Treasury Note/Bond	0.75%	05/31/2026	85,064,454
80,400,000	United States Treasury Note/Bond	0.63%	07/31/2026	78,347,394
93,100,000	United States Treasury Note/Bond	0.88%	09/30/2026	90,536,229
96,350,000	United States Treasury Note/Bond	0.63%	03/31/2027	92,136,569
4,900,000	United States Treasury Note/Bond	0.50%	06/30/2027	4,642,271
210,000,000	United States Treasury Note/Bond	0.75%	01/31/2028	196,669,922
225,000,000	United States Treasury Note/Bond	0.88%	11/15/2030	195,125,976
	Total US Government and Agency Obligations (Cost $1,087,416,500)			1,090,722,986

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 1.7%
19,472,153	First American Government Obligations Fund - U	4.07%(i)	19,472,153
19,472,153	JPMorgan US Government Money Market Fund - IM	4.09%(i)	19,472,153
19,472,153	MSILF Government Portfolio - Institutional	4.05%(i)	19,472,153
	Total Short Term Investments (Cost $58,416,459)		58,416,459
	Total Investments - 97.2% (Cost $3,581,042,168)		3,379,544,959
	Other Assets in Excess of Liabilities - 2.8%		99,044,504
	NET ASSETS - 100.0%		$3,478,589,463

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	31.4%
Non-Agency Residential Collateralized Mortgage Obligations	12.7%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Collateralized Loan Obligations	10.9%
US Corporate Bonds	10.7%
Asset Backed Obligations	7.6%
US Government and Agency Mortgage Backed Obligations	4.5%
Foreign Corporate Bonds	3.9%
Bank Loans	2.0%
Short Term Investments	1.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Other Assets and Liabilities	2.8%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	31.4%
Non-Agency Residential Collateralized Mortgage Obligations	12.7%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Collateralized Loan Obligations	10.9%
Asset Backed Obligations	7.6%
US Government and Agency Mortgage Backed Obligations	4.5%
Banking	2.8%
Utilities	1.9%

106	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Technology	1.7%
Energy	1.7%
Short Term Investments	1.7%
Finance	0.9%
Healthcare	0.8%
Transportation	0.7%
Insurance	0.7%
Food Products	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Construction	0.4%
Aerospace & Defense	0.4%
Industrial Equipment	0.4%
Real Estate	0.3%
Telecommunications	0.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Commercial Services	0.3%
Beverage and Tobacco	0.3%
Consumer Products	0.3%
Retailers (other than Food/Drug)	0.2%
Pharmaceuticals	0.2%
Chemicals/Plastics	0.2%
Mining	0.2%
Media	0.2%
Automotive	0.2%
Electronics/Electric	0.2%
Environmental Control	0.1%
Containers and Glass Products	0.1%
Building and Development (including Steel/Metals)	0.1%
Business Equipment and Services	0.1%
Diversified Manufacturing	0.1%
IT Services	0.1%
Food Service	0.0%(j)
Financials	0.0%(j)
Other Assets and Liabilities	2.8%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $1,374,286,532 or 39.5% of the Fund's net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)
Value determined using significant unobservable inputs.
(f)
Perpetual maturity. The date disclosed is the next call date of the security.
(g)
Interest only security
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(i)
Seven-day yield as of period end.
(j)
Represents less than 0.05% of net assets.
CMT
Constant Maturity Treasury Rate
RFUCCT Refinitiv USD IBOR Consumer Cash Fallbacks

SOFR
Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	107

(Unaudited) September 30, 2025
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	05/06/2026	$80,000,000	$13,610,104	$ —	$13,610,104
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/15/2026	110,000,000	6,514,198	—	6,514,198
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	01/21/2026	100,000,000	5,914,738	—	5,914,738
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/10/2025	85,000,000	5,420,523	—	5,420,523
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	11/06/2025	80,000,000	5,334,610	—	5,334,610
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	10/03/2025	85,000,000	5,272,836	—	5,272,836
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/16/2025	79,000,000	5,117,255	—	5,117,255
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	05/20/2026	75,000,000	4,924,562	—	4,924,562
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	05/27/2026	50,000,000	4,901,082	—	4,901,082
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	02/04/2026	70,000,000	4,892,758	—	4,892,758
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/29/2026	90,000,000	4,415,804	—	4,415,804
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	10/29/2025	75,000,000	4,326,765	—	4,326,765
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	12/24/2025	85,000,000	3,824,504	—	3,824,504
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	05/14/2026	60,000,000	3,695,908	—	3,695,908
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	01/09/2026	60,000,000	3,630,899	—	3,630,899
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/26/2026	85,000,000	3,432,486	—	3,432,486
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/03/2026	92,000,000	3,382,131	—	3,382,131
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/10/2026	50,000,000	3,121,220	—	3,121,220
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/24/2025	60,000,000	3,007,423	—	3,007,423
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/12/2026	69,000,000	2,894,956	—	2,894,956
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/22/2026	55,000,000	2,423,686	—	2,423,686
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/12/2026	73,000,000	2,178,290	—	2,178,290
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	07/08/2026	92,000,000	2,006,696	—	2,006,696
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	03/04/2026	80,000,000	1,816,004	—	1,816,004
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	04/03/2026	70,000,000	1,724,974	—	1,724,974
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	06/18/2026	55,000,000	1,522,037	—	1,522,037
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/12/2026	70,000,000	1,510,944	—	1,510,944
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	08/06/2026	65,000,000	1,365,116	—	1,365,116
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/19/2026	70,000,000	1,129,408	—	1,129,408
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/03/2025	93,000,000	1,083,414	—	1,083,414

108	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	11/14/2025	45,000,000	932,437	$ —	932,437
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/09/2026	70,000,000	914,622	—	914,622
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/17/2026	72,000,000	790,583	—	790,583
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/24/2026	46,000,000	717,679	—	717,679
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	03/18/2026	95,000,000	659,239	—	659,239
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/28/2026	75,000,000	434,506	—	434,506
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/11/2026	93,000,000	358,319	—	358,319
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/01/2026	53,000,000	185,841	—	185,841
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	09/03/2026	105,000,000	153,867	—	153,867
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	07/31/2026	105,000,000	31,179	—	31,179
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/11/2026	90,000,000	29,735	—	29,735
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	01/28/2026	100,000,000	(48,592)	—	(48,592)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	12/12/2025	89,000,000	(690,442)	—	(690,442)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/31/2025	90,000,000	(820,960)	—	(820,960)
							$118,043,344	$—	$118,043,344

(1)
Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of September 30, 2025, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	109

Schedule of Investments DoubleLine Flexible Income Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 6.3%
	Affirm, Inc.
2,250,000	Series 2024-X2-D	6.08%(a)	12/17/2029	2,273,280
	Apollo Aviation Securitization Equity Trust
885,452	Series 2022-1A-A	6.00%(a)	05/16/2047	903,139
1,767,230	Series 2024-1A-B	6.90%(a)	05/16/2049	1,835,719
2,324,993	Series 2024-2A-B	6.61%(a)	09/16/2049	2,426,328
2,870,565	Series 2025-1A-B	6.58%(a)	02/16/2050	2,947,123
	Blue Stream Communications LLC
1,000,000	Series 2024-1A-B	6.04%(a)	11/20/2054	1,018,246
1,000,000	Series 2024-1A-C	8.71%(a)	11/20/2054	1,059,196
	Business Jet Securities LLC
1,504,744	Series 2024-2A-C	7.97%(a)	09/15/2039	1,519,080
	CAI International, Inc.
572,500	Series 2020-1A-B	3.50%(a)	09/25/2045	548,360
	Castlelake Aircraft Securitization Trust
2,468,915	Series 2018-1-B	5.30%(a)	06/15/2043	2,389,515
1,908,437	Series 2025-1A-A	5.78%(a)	02/15/2050	1,946,178
	Cloud Capital Holdco LP
1,850,000	Series 2024-2A-A2	5.92%(a)	11/22/2049	1,890,314
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-A2	3.30%(a)	12/26/2051	2,196,995
	Compass Datacenters LLC
1,500,000	Series 2024-1A-B	7.00%(a)	02/25/2049	1,541,600
500,000	Series 2024-2A-B2	6.00%(a)	08/25/2049	503,198
2,500,000	Series 2025-1A-A3	5.85%(a)	02/25/2050	2,527,745
	DataBank Issuer II LLC
3,000,000	Series 2025-1A-B	5.67%(a)	09/27/2055	3,013,326
	DigitalBridge Group, Inc.
2,000,000	Series 2023-1A-B	5.75%(a)	09/15/2048	2,007,464
	Dividend Solar Loans LLC
801,470	Series 2018-1-B	4.29%(a)	07/20/2038	741,185
550,533	Series 2018-2-B	4.25%(a)	12/20/2038	507,083
	European Wax Center, Inc.
1,935,000	Series 2022-1A-A2	5.50%(a)	03/15/2052	1,912,229
	ExteNet LLC
1,500,000	Series 2024-1A-C	9.05%(a)	07/25/2054	1,553,671
	GreenSky LLC
600,000	Series 2024-2-D	6.43%(a)	10/27/2059	613,329
	Jersey Mike’s Funding
1,841,193	Series 2019-1A-A2	4.43%(a)	02/15/2050	1,840,049
	JOL Air Ltd.
665,590	Series 2019-1-B	4.95%(a)	04/15/2044	663,504
	Loanpal Solar Loan Ltd.
884,260	Series 2021-1GS-C	3.50%(a)	01/20/2048	602,700
	Luminace Issuer LLC
719,586	Series 2024-1-A	5.87%(a)	10/30/2031	719,994
	Lunar Structured Aircraft Portfolio Notes
1,792,726	Series 2021-1-C	5.68%(a)	10/15/2046	1,753,241
	MAPS Ltd.
10,779	Series 2021-1A-C	5.44%(a)	06/15/2046	10,647
	Mariner Finance Issuance Trust
2,250,000	Series 2024-BA-A	4.91%(a)	11/20/2038	2,286,417
	Marlette Funding Trust
577,574	Series 2022-1A-D	3.39%(a)	04/15/2032	569,874
759,378	Series 2022-3A-C	6.89%(a)	11/15/2032	761,289
	Mosaic Solar Loans LLC
2,170,388	Series 2025-1A-A	6.12%(a)	08/22/2050	2,154,974

Principal Amount $	Security Description	Rate	Maturity	Value $
	Pagaya AI Debt Selection Trust
1,015,777	Series 2021-3-C	3.27%(a)	05/15/2029	1,000,719
504,330	Series 2024-1-A	6.66%(a)	07/15/2031	507,694
2,500,000	Series 2025-5-C	5.64%(a)	03/15/2033	2,524,612
	QTS Issuer ABS I LLC
2,500,000	Series 2025-1A-B	5.93%(a)	05/25/2055	2,535,612
	QTS Issuer ABS II LLC
3,000,000	Series 2025-1A-B	5.78%(a)	10/05/2055	2,988,756
	Scalelogix Abs Us Issuer LLC
2,500,000	Series 2025-1A-B	6.16%(a)	07/25/2055	2,497,459
	SSI ABS Issuer LLC
739,140	Series 2025-1-A	6.15%(a)	07/25/2065	749,824
	Start/Bermuda
996,940	Series 2018-1-A	4.09%(a)	05/15/2043	999,211
	Subway Funding LLC
992,500	Series 2024-3A-A23	5.91%(a)	07/30/2054	992,263
	Switch Ltd.
1,500,000	Series 2024-1A-B	6.50%(a)	03/25/2054	1,523,260
1,000,000	Series 2024-2A-C	10.03%(a)	06/25/2054	1,034,083
	Tesla Sustainable Energy Trust
1,500,000	Series 2024-1A-C	6.25%(a)	06/21/2050	1,514,656
	Uniti Group LP
2,500,000	Series 2025-1A-B	6.37%(a)	04/20/2055	2,576,155
	Upgrade Master Pass-Thru Trust
2,000,000	Series 2025-ST6-C	5.78%(a)	10/15/2032	2,000,288
	Upstart Securitization Trust
212,111	Series 2021-3-C	3.28%(a)	07/20/2031	210,949
1,331,588	Series 2021-4-C	3.19%(a)	09/20/2031	1,319,835
2,850,000	Series 2024-1-B	6.24%(a)	11/20/2034	2,888,382
2,100,000	Series 2025-2-C	6.02%(a)	06/20/2035	2,126,154
2,650,000	Series 2025-3-C	5.43%(a)	09/20/2035	2,643,752
	Vivant Solar Financing V Parent LLC
4,116,783	Series 2018-1A-A	4.73%(a)	04/30/2048	3,947,842
	Willis Lease Finance Corp.
167,180	Series 2018-A-A	4.75%(a)(b)	09/15/2043	167,424
	Total Asset Backed Obligations (Cost $85,256,626)			85,985,922

BANK LOANS - 10.6%
	1261229 BC Ltd.
324,188	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.41%	10/08/2030	320,236
	AAdvantage Loyalty IP Ltd.
145,884	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	04/20/2028	145,834
538,650	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	05/28/2032	541,680
	ABG Intermediate Holdings 2 LLC
54,450	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	12/21/2028	54,412
	Acrisure LLC
2,150,548	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	11/06/2030	2,149,548
359,100	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	06/21/2032	359,400

110	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Acuris Finance US, Inc.
553,671	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.75%	02/16/2028	554,534
	ADMI Corp.
754,463	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	8.03%	12/23/2027	716,551
	AI Aqua Merger Sub, Inc.
2,893,711	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.28%	07/31/2028	2,902,696
	Alera Group, Inc.
540,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	05/28/2032	542,622
205,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.66%	05/31/2033	211,375
	Allied Universal Holdco LLC
890,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.00% Floor)	7.51%	08/20/2032	894,352
	Allspring Buyer LLC
745,255	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.81%	11/01/2030	747,446
	Alpha Generation LLC
848,664	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	09/30/2031	848,558
	Alterra Mountain Co.
257,870	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	05/31/2030	258,677
	Altice France SA
918,103	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor)	9.82%	08/31/2028	890,560
	Amentum Holdings, Inc.
376,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	09/29/2031	376,412
	American Axle & Manufacturing, Inc.
440,000	Senior Secured Term Loan	7.57%(c)	09/20/2032	438,350
	AmWINS Group, Inc.
755,547	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.75% Floor)	6.25%	01/30/2032	756,034
	APi Group DE, Inc.
185,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	01/03/2029	185,077
	Apple Bidco LLC
1,504,631	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	09/23/2031	1,506,173

Principal Amount $	Security Description	Rate	Maturity	Value $
	Applied Systems, Inc.
125,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	02/23/2032	128,281
	Apro LLC
889,238	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.94%	07/09/2031	889,905
	Ardonagh Group Finco Pty Ltd.
389,824	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	388,688
293,128	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	292,274
36,860	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	36,753
	Arsenal AIC Parent LLC
66,718	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	08/19/2030	66,802
	Ascend Learning LLC
1,201,176	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	12/11/2028	1,201,236
182,309	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	12/11/2028	182,318
	Aspire Bakeries Holdings LLC
392,033	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.66%	12/23/2030	394,849
	Asurion LLC
295,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.53%	02/03/2028	287,994
424,213	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.51%	08/21/2028	426,039
165,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.53%	01/22/2029	158,320
141,730	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.41%	09/19/2030	141,420
209,475	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	09/19/2030	208,407
	AthenaHealth Group, Inc.
2,113,999	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	02/15/2029	2,112,456
	Aveanna Healthcare LLC
600,000	Senior Secured Term Loan (3 mo. Term SOFR + 3.75%)	7.93%	09/17/2032	600,609
	Bally’s Corp.
343,295	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.51%, 0.50% Floor)	7.84%	10/02/2028	334,284

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	111

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Bausch + Lomb Corp.
181,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.17%	09/29/2028	181,527
1,206,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.41%	01/15/2031	1,209,238
	BCP Renaissance Parent LLC
262,949	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	10/31/2028	263,662
	BCP VI Summit Holdings LP
525,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	01/30/2032	528,037
	BCPE Empire Holdings, Inc.
1,084,568	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	12/26/2030	1,083,847
	Boots Group Finco LP
435,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.70%	08/30/2032	436,720
	Boxer Parent Co., Inc.
1,484,644	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.20%	07/30/2031	1,483,946
300,533	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.95%	07/30/2032	293,490
	Brand Industrial Services, Inc.
347,023	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.80%	08/01/2030	315,444
	Brown Group Holding LLC
480,799	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	07/01/2031	481,638
173,405	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	07/01/2031	173,708
55,881	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	07/01/2031	56,045
75,640	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.95%	07/01/2031	75,862
117,223	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.06%	07/01/2031	117,566
	Burlington Coat Factory Warehouse Corp.
154,221	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	09/19/2031	154,607
	Caesars Entertainment, Inc.
763,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.41%	02/06/2031	762,706

Principal Amount $	Security Description	Rate	Maturity	Value $
	Camelot US Acquisition LLC
16,805	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/31/2031	16,720
183,792	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/31/2031	182,873
792,501	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/31/2031	788,538
490,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	01/31/2031	490,076
	Castle US Holding Corp.
118,068	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.36%, 0.00% Floor)	8.72%	05/31/2030	55,295
	Cengage Learning, Inc.
339,995	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.67%	03/24/2031	339,535
580,541	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.70%	03/24/2031	579,755
	Central Parent LLC
183,209	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	07/06/2029	158,942
	Chariot Buyer LLC
823,046	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	09/08/2032	824,849
	CHG Healthcare Services, Inc.
37	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	09/29/2028	37
1,948,608	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.05%	09/29/2028	1,951,297
	Clarios Global LP
509,860	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.82%	05/06/2030	510,737
880,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	01/28/2032	881,650
	Clear Channel Outdoor Holdings, Inc.
375,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	8.43%	08/23/2028	376,125
	Clearwater Analytics LLC
400,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.25%, 0.00% Floor)	6.46%	04/21/2032	401,500
	Cloud Software Group, Inc.
602,236	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	03/24/2031	605,193
	Clydesdale Acquisition Holdings, Inc.
623,773	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	7.49%	04/13/2029	623,636

112	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	CNT Holdings I Corp.
337,330	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.75% Floor)	6.56%	11/08/2032	337,510
	Colossus Acquireco LLC
1,455,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	07/30/2032	1,447,725
	CommScope LLC
1,471,022	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	9.39%	12/17/2029	1,490,918
	Compass Power Generation LLC
461,872	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.57%	04/16/2029	465,625
	Construction Partners, Inc.
476,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	11/03/2031	478,170
	CoreLogic, Inc.
483,906	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.78%	06/02/2028	484,814
	Cornerstone Building Brands, Inc.
378,890	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.50%	04/12/2028	360,806
49,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.65%	05/15/2031	45,323
	Cornerstone OnDemand, Inc.
234,821	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.03%	10/16/2028	226,786
	Corpay Technologies Operating Co. LLC
866,577	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	04/28/2028	866,173
	Cotiviti, Inc.
2,436,863	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.03%	05/01/2031	2,398,275
143,675	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.03%	03/29/2032	141,340
	CPI Holdco B LLC
562,567	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	05/19/2031	562,567
	CPPIB OVM Member US LLC
237,750	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	08/20/2031	238,585
	CQP Holdco LP
356,411	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.50% Floor)	6.00%	12/31/2030	356,823

Principal Amount $	Security Description	Rate	Maturity	Value $
	Creative Artists Agency LLC
698,121	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	10/01/2031	699,964
	Crosby US Acquisition Corp.
167,283	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.66%	08/16/2029	168,172
	Crown Finance US, Inc.
949,855	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.78%	12/02/2031	949,086
	CSC Holdings LLC
313,368	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	8.75%	04/15/2027	303,967
634,194	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.65%	01/18/2028	631,692
	Cube A&D Buyer, Inc.
681,575	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	10/20/2031	685,409
	Curium Bidco Sarl
19,617	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.00%	08/07/2031	19,650
44,150	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.00%	08/07/2031	44,224
65,545	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.00%	08/07/2031	65,654
	Cyborg Oldco DC Holdings, Inc.
98,874	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.35%(d)(e)	05/01/2026	—
	Deep Blue Operating I LLC
515,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	6.89%	09/17/2032	516,288
	Dexko Global, Inc.
417,295	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.18%	10/04/2028	412,127
	DG Investment Intermediate Holdings 2, Inc.
1,330,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.91%	07/12/2032	1,336,098
120,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.66%	07/29/2033	119,700
	Directv Financing LLC
17,503	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.75% Floor)	9.57%	08/02/2027	17,537
295,666	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.82%	08/02/2029	296,544
	Dynasty Acquisition Co., Inc.
280,414	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	10/31/2031	280,839

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	113

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
106,661	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	10/31/2031	106,822
	EAB Global, Inc.
547,776	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	08/16/2030	535,108
	Eagle Parent Corp.
100,153	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.25%	04/02/2029	100,215
1,038,987	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.25%	04/02/2029	1,039,636
100,153	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.25%	04/02/2029	100,215
	Ecovyst Catalyst Technologies LLC
250,624	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.31%	06/12/2031	250,741
649,765	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.31%	06/12/2031	650,071
	Edelman Financial Engines Center LLC
726,089	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	04/07/2028	727,418
190,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.41%	10/06/2028	190,653
	Edgewater Generation LLC
271,297	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	08/01/2030	272,293
	EG America LLC
585,899	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.70%	02/07/2028	590,029
	Eisner Advisory Group LLC
358,970	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.16%	02/28/2031	361,580
	Element Materials Technology Group US Holdings, Inc.
386,803	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.68%, 0.50% Floor)	7.68%	06/25/2029	389,886
	Ellucian Holdings, Inc.
30,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.91%	11/22/2032	30,775
	Emrld Borrower LP
415,982	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	08/04/2031	414,630
	Enviri Corp.
741,972	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.53%	03/10/2028	742,283

Principal Amount $	Security Description	Rate	Maturity	Value $
	Fertitta Entertainment LLC/NV
900,453	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	01/29/2029	900,174
	Finastra USA, Inc.
260,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.04%	09/15/2032	259,211
	FinThrive Software Intermediate Holdings, Inc.
24,353	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.00%	12/18/2028	23,691
40,895	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	8.25%	12/18/2028	35,297
	First Advantage Holdings LLC
396,598	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	10/31/2031	388,047
	First Eagle Holdings, Inc.
260,521	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.71%	08/16/2032	258,335
	Flutter Financing BV
403,988	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.50% Floor)	6.00%	06/04/2032	404,185
	Focus Financial Partners LLC
1,475,773	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	09/15/2031	1,477,794
	Fortrea Holdings, Inc.
15,332	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.06%	07/01/2030	14,249
	Freeport LNG Investments LLLP
667,527	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	12/21/2028	668,662
	Froneri US, Inc.
1,500,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.72%	07/16/2032	1,498,628
	Gainwell Acquisition Corp.
1,194,254	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	8.10%	10/01/2027	1,177,535
	Garda World Security Corp.
896,095	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.17%	02/01/2029	898,336
	GBT US III LLC
277,900	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.81%	07/28/2031	278,831
	Gen Digital, Inc.
633,413	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	04/16/2032	631,512

114	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	GFL ES US LLC
800,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.67%	03/03/2032	800,800
	GIP Pilot Acquisition Partners LP
150,994	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.29%	10/04/2030	151,088
	Gogo Intermediate Holdings LLC
464,496	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	8.03%	04/28/2028	461,846
	Golden State Foods LLC
476,708	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.00%	12/04/2031	478,479
	Graham Packaging Co., Inc.
904,299	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	08/04/2027	905,316
	Grant Thornton Advisors LLC
401,341	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	05/30/2031	399,416
253,342	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	05/30/2031	253,266
	Great Outdoors Group LLC
398,776	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.75% Floor)	7.41%	01/23/2032	399,075
	Green Infrastructure Partners, Inc.
1,315,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.75%	09/24/2032	1,317,880
	Hamilton Projects Acquiror LLC
240,322	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	05/30/2031	241,373
	Herc Holdings, Inc.
195,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.25%	06/02/2032	196,194
	Hexion Holdings Corp.
709,509	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.14%	03/15/2029	709,385
	Hightower Holding LLC
1,571,208	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.75% Floor)	7.07%	02/03/2032	1,572,198
	Hilcorp Energy I LP
527,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.15%	02/11/2030	528,887
	HomeServe USA Holding Corp.
182,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.14%	10/21/2030	182,016

Principal Amount $	Security Description	Rate	Maturity	Value $
	HUB International Ltd.
797,998	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.75% Floor)	6.58%	06/20/2030	800,065
	Hunter Douglas, Inc.
495,547	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	01/20/2032	496,830
	Husky Injection Molding Systems Ltd.
387,012	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.92%	02/15/2029	388,516
387,012	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	8.05%	02/15/2029	388,516
	iHeartCommunications, Inc.
158,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	10.05%	05/01/2029	139,148
	INEOS US Finance LLC
941,333	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	02/19/2030	855,436
	INEOS US Petrochem LLC
248,370	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.67%	03/29/2029	225,602
323,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.41%	10/07/2031	279,989
	ION Platform Finance US, Inc.
970,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	7.89%	09/30/2032	961,025
	ION Trading Technologies Sarl
219,907	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	04/03/2028	220,148
	Iron Mountain, Inc.
1,160,447	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	01/31/2031	1,162,623
	Kaman Corp.
43,987	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	43,896
60,450	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	60,326
53,174	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	53,065
44,093	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	44,003
159,522	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	159,194
132,280	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	132,008

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	115

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
131,960	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	131,689
181,351	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	02/26/2032	180,979
7,115	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%	02/26/2032	7,101
	Kenan Advantage Group, Inc.
793,710	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	01/25/2029	785,027
	Lavender US HoldCo 1, Inc.
400,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.41%	09/27/2032	400,750
	LBM Acquisition LLC
931,904	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.99%	06/06/2031	911,197
	LC Ahab US Bidco LLC
903,676	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	05/01/2031	904,525
	Life Time, Inc.
333,325	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.25%	11/05/2031	333,447
	LifePoint Health, Inc.
836,185	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.07%	05/19/2031	835,708
	Light & Wonder International, Inc.
228,587	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.39%	04/16/2029	229,517
	Lightning Power LLC
341,550	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.25%	08/18/2031	341,700
	Lumen Technologies, Inc.
1,214,696	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.46%, 2.00% Floor)	6.63%	04/16/2029	1,208,792
	Lummus Technology Holdings V LLC
445,781	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	12/31/2029	447,335
	Madison IAQ LLC
552,900	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	06/21/2028	554,001
354,113	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	7.45%	05/06/2032	356,246
	Madison Safety & Flow LLC
194,327	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	09/26/2031	194,793

Principal Amount $	Security Description	Rate	Maturity	Value $
	McAfee Corp.
618,614	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.22%	03/01/2029	592,710
	Meade Pipeline Co. LLC
495,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	6.00%	09/22/2032	495,309
	Medline Borrower LP
675,490	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	10/23/2030	675,862
	MH Sub I LLC
1,004,056	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	8.41%	12/31/2031	926,242
	Michaels Cos., Inc.
395,326	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.51%, 0.75% Floor)	8.51%	04/17/2028	374,368
	Mister Car Wash Holdings, Inc.
76,177	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	03/27/2031	76,422
	Mitchell International, Inc.
918,115	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.41%	06/17/2031	918,312
145,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.41%	06/17/2032	144,021
	MITER Brands Acquisition Holdco, Inc.
566,471	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%	03/28/2031	569,264
	Motion Finco Sarl
244,465	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.50%	11/30/2029	220,202
	MX Holdings US, Inc.
159,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	03/17/2032	159,999
	Natgasoline LLC
301,529	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.50%	03/29/2030	305,927
	NEP Group, Inc.
57,209	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.36% + 1.50% PIK, 0.00% Floor)	7.71%	08/19/2026	57,042
644,832	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.36% + 1.50% PIK, 0.00% Floor)	7.71%	08/19/2026	642,952
	Newfold Digital Holdings Group, Inc.
195,028	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.93%, 0.75% Floor)	7.84%	02/10/2028	102,731

116	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Nexstar Media, Inc.
625,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	06/28/2032	624,944
	NGL Energy Operating LLC
545,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	7.82%	02/03/2031	546,363
	NRG Energy, Inc.
857,823	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.06%	04/16/2031	858,869
	OneDigital Borrower LLC
671,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%	07/02/2031	672,353
142,326	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	9.41%	07/02/2032	143,838
	Ontario Gaming GTA LP
601,682	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.24%	08/01/2030	588,520
	Opal US LLC
1,195,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.25%, 0.00% Floor)	7.25%	04/23/2032	1,199,630
	Ovg Business Services LLC
645,117	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	06/25/2031	645,520
	Pacific Dental Services, Inc.
438,573	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.64%	09/17/2032	438,756
	Par Petroleum LLC
82,877	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.03%	02/28/2030	82,886
	Perrigo Investments LLC
177,506	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	04/20/2029	177,653
	PetSmart LLC
445,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.14%	08/18/2032	438,883
	Phoenix Newco, Inc.
798,651	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	11/15/2028	800,232
	Pinnacle Buyer LLC
192,903	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.75%	09/13/2032	193,385
	Polaris Newco LLC
624,465	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.11%, 0.50% Floor)	8.57%	06/05/2028	603,174

Principal Amount $	Security Description	Rate	Maturity	Value $
	Pregis TopCo LLC
458,829	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.16%	02/01/2029	462,509
	Pretium PKG Holdings, Inc.
65,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.01%, 0.50% Floor)	11.24%	10/01/2029	7,069
	Pretzel Parent T/L B
229,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.82%	10/01/2031	229,516
	Prime Security Services Borrower LLC
733,158	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.00%	03/08/2032	727,373
	Primo Brands Corp.
1,130,346	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.50% Floor)	6.25%	03/31/2028	1,131,431
	Project Aurora US Finco, Inc.
290,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	6.89%	09/27/2032	290,906
	Proofpoint, Inc.
1,758,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	08/31/2028	1,768,069
	Qnity Electronics, Inc.
1,115,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	6.25%	08/12/2032	1,116,394
	Quikrete Holdings, Inc.
574,369	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	03/19/2029	575,371
68,954	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	04/14/2031	69,011
861,560	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.41%	02/10/2032	862,000
	Radiology Partners, Inc.
835,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.50%	06/30/2032	834,566
	RealPage, Inc.
292,713	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	7.26%	04/24/2028	292,324
189,050	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.75%	04/24/2028	189,889
	Resideo Funding, Inc.
750,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.04%	08/13/2032	751,174
	Sabre GLBL, Inc.
152,262	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.78%	12/17/2027	144,966

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	117

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
78,838	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.78%	12/17/2027	75,061
94,148	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.00% Floor)	10.26%	11/15/2029	89,440
149,141	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.42%	11/15/2029	141,124
	Savor Acquisition, Inc.
396,506	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.32%	02/19/2032	399,325
	Sedgwick Claims Management Services, Inc.
499,959	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	07/31/2031	499,882
	Sgh2 LLC
450,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.51%	08/18/2032	451,125
	Signia Aerospace LLC
295,373	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	12/11/2031	296,296
361,012	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.91%	12/11/2031	362,140
12,827	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.06%	12/11/2031	12,867
	Six Flags Entertainment Corp.
601,749	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	05/01/2031	598,740
	Southern Veterinary Partners LLC
903,213	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.82%	12/04/2031	902,558
	Staples, Inc.
397,347	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	10.05%	09/10/2029	377,811
	Starwood Property Mortgage LLC
97,736	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.16%	01/02/2030	97,919
325,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.41%	09/24/2032	325,915
	Stonepeak Bayou Holdings LP
335,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.14%	09/24/2032	335,000
	StubHub Holdco Sub LLC
721,198	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.91%	03/15/2030	716,691
	Tamko Building Products LLC
91,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.75%	09/20/2030	91,620

Principal Amount $	Security Description	Rate	Maturity	Value $
45,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.75%	09/20/2030	45,810
91,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.79%	09/20/2030	91,620
45,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.91%	09/20/2030	45,810
43,344	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	09/20/2030	43,520
45,169	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	09/20/2030	45,352
	Team Health Holdings, Inc.
478,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	06/30/2028	478,501
	Tecta America Corp.
518,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.16%	02/18/2032	521,293
	Tiger Acquisition LLC
693,613	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.64%	08/23/2032	692,250
	TKO Worldwide Holdings LLC
229,425	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.04%	11/21/2031	230,031
	Townsquare Media, Inc.
148,113	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.19%	02/19/2030	131,636
	Trans Union LLC
177,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	06/24/2031	177,806
	TransDigm, Inc.
648,443	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	02/28/2031	648,855
440,550	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	01/20/2032	440,832
905,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.50%	08/13/2032	905,045
	Trident TPI Holdings, Inc.
308,826	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.75%	09/18/2028	303,840
	TRQ Sales LLC
200,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.61%	08/13/2032	200,376
	Trucordia Insurance Holdings LLC
655,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	06/17/2032	657,456

118	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	UKG, Inc.
1,500,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.81%	02/10/2031	1,500,203
	United Airlines, Inc.
359,574	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.20%	02/24/2031	361,148
	United Natural Foods, Inc.
145,838	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.07%	05/01/2031	146,872
	United Talent Agency LLC
138,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.65%	06/10/2032	139,639
	Univision Communications, Inc.
706,227	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	06/25/2029	707,883
	Veritiv Operating Co.
273,219	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.00%	11/29/2030	270,848
	Vestis Corp.
555,531	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.45%	02/24/2031	524,977
	Victory Capital Holdings, Inc.
170,000	Senior Secured Term Loan (3 mo. Term SOFR + 2.00%)	6.01%	09/23/2032	169,894
	Victra Holdings LLC
848,834	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.75%	03/29/2029	851,623
	Virgin Media Bristol LLC
610,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.37%	03/31/2031	602,375
	Virtus Investment Partners, Inc.
275,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	6.39%	09/27/2032	275,344
	Vizient, Inc.
302,870	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	5.91%	08/01/2031	304,053
	Voyager Parent LLC
773,818	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.75%	07/01/2032	776,337
126,182	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.75%	07/01/2032	126,593
	VT Topco, Inc.
321,611	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.16%	08/09/2030	312,265

Principal Amount $	Security Description	Rate	Maturity	Value $
	Wand NewCo 3, Inc.
1,095,888	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.66%	01/30/2031	1,093,438
	WaterBridge Midstream Operating LLC
452,618	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.00% Floor)	9.03%	06/27/2029	453,779
	WEC US Holdings, Inc.
460,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.53%	01/27/2031	461,020
	Whatabrands LLC
1,000,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.66%	08/03/2028	1,002,712
	White Cap Supply Holdings LLC
948,236	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.42%	10/29/2029	949,502
	WhiteWater Matterhorn Holdings LLC
160,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.31%	06/16/2032	160,100
	Wyndham Hotels & Resorts, Inc.
528,313	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.91%	05/28/2030	530,671
	X Corp.
780,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.96%	10/29/2029	766,241
	Zayo Group Holdings, Inc.
194,704	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11%, 0.00% Floor)	7.43%	03/09/2027	192,469
492,526	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.18%, 0.50% Floor)	8.49%	03/09/2027	494,151
	Zelis Payments Buyer, Inc.
745,297	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.41%	11/26/2031	746,229
	Ziggo Financing Partnership
975,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.98%	04/28/2028	973,611
	Total Bank Loans (Cost $144,262,152)			144,408,073

COLLATERALIZED LOAN OBLIGATIONS - 13.6%
	Aimco CDO
1,000,000	Series 2024-21A-D1 (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.48%(a)	04/18/2037	1,012,338
	Allegro CLO Ltd.
1,800,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82%(a)	07/24/2037	1,810,614
	Anthelion CLO
1,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82%(a)	07/20/2036	1,004,519

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	119

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Apidos CLO
5,000,000	Series 2024-1A-A1R (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.38%(a)	10/25/2038	5,013,964
500,000	Series 2024-1A-D1R (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.83%(a)	10/25/2038	506,073
3,000,000	Series 2025-54A-A1 (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.47%(a)	10/20/2038	3,009,059
	Bain Capital Credit CLO
1,250,000	Series 2021-7A-DR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.23%(a)	01/22/2035	1,266,040
2,500,000	Series 2023-2A-A1R (3 mo. Term SOFR + 1.32%, 1.32% Floor)	5.55%(a)	07/18/2038	2,509,780
1,000,000	Series 2025-1A-D1 (3 mo. Term SOFR + 2.50%, 2.50% Floor)	6.80%(a)	04/23/2038	1,005,832
1,000,000	Series 2025-3A-D1 (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.06%(a)	07/23/2038	1,009,532
	Benefit Street Partners CLO Ltd.
500,000	Series 2025-42A-D1 (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.77%(a)	10/25/2038	506,655
	BlueMountain CLO Ltd.
3,770,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.49%(a)	10/22/2030	3,785,704
1,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.57%(a)	11/15/2030	1,004,260
1,000,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.59%(a)	10/20/2030	1,002,876
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.18%(a)	07/20/2037	2,544,222
	Canyon Capital CLO Ltd.
1,000,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.58%(a)	07/15/2030	1,003,214
2,000,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.32%(a)	01/30/2031	2,012,499
1,000,000	Series 2022-1A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	7.52%(a)	04/15/2035	1,003,990
	Carlyle Global Market Strategies
500,000	Series 2020-2A-CR2 (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.12%(a)	01/25/2035	506,039
5,000,000	Series 2021-8A-A1R (3 mo. Term SOFR + 1.27%, 1.27% Floor)	5.25%(a)	10/15/2038	5,017,500
2,000,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	0.00%(a)	10/15/2038	2,000,000
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.17%(a)	04/25/2037	1,011,639
500,000	Series 2024-4A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	7.53%(a)	07/20/2037	506,344
	Cathedral Lake CLO Ltd.
3,500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.21%(a)	01/20/2035	3,507,280
3,500,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	8.01%(a)	01/20/2035	3,517,100
	Cent CLO
500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	8.41%(a)	01/25/2035	501,428

Principal Amount $	Security Description	Rate	Maturity	Value $
	CIFC Funding Ltd.
1,000,000	Series 2019-3A-D1R2 (3 mo. Term SOFR + 2.75%, 2.75% Floor)	7.07%(a)	01/16/2038	1,012,017
	Crown City CLO
4,000,000	Series 2024-6A-D1 (3 mo. Term SOFR + 3.50%, 3.50% Floor)	7.82%(a)	07/15/2037	4,068,388
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-DR (3 mo. Term SOFR + 2.76%, 2.50% Floor)	7.08%(a)	01/15/2031	2,996,282
1,000,000	Series 2019-68A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.93%(a)	07/15/2035	1,002,682
	Eldridge CLO Ltd.
500,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	0.00%(a)	10/20/2038	500,000
	Empower CLO Ltd.
3,000,000	Series 2023-2A-AR (3 mo. Term SOFR + 1.32%, 1.32% Floor)	5.61%(a)	10/15/2038	3,012,378
	Generali
500,000	Series 2025-4A-D (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.77%(a)	10/20/2038	506,831
	Generate CLO Ltd.
2,000,000	Series 2023-12A-AR (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.61%(a)	07/20/2038	2,005,264
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2024-20A-D (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.48%(a)	07/20/2037	1,011,142
1,000,000	Series 2024-21A-D (3 mo. Term SOFR + 3.05%, 3.05% Floor)	7.38%(a)	07/20/2037	1,011,140
	Halcyon Loan Advisors Funding Ltd.
284,266	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.58%(a)	04/30/2026	45,483
500,000	Series 2018-1A-A2 (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.39%(a)	07/21/2031	501,040
	Highbridge Loan Management Ltd.
2,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.49%(a)	10/20/2029	2,009,059
	ICG US CLO Ltd.
2,500,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.38%, 1.38% Floor)	5.71%(a)	07/18/2038	2,513,710
	ING Investment Management CLO Ltd.
3,900,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.53%(a)	10/15/2030	3,913,007
	Invesco CLO Ltd.
850,000	Series 2021-3A-DR (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.25%(a)	10/22/2034	850,000
	LCM LP
5,000,000	Series 26A-D (3 mo. Term SOFR + 2.76%, 2.50% Floor)	7.09%(a)	01/20/2031	4,995,082
1,500,000	Series 27A-D (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.53%(a)	07/16/2031	1,504,302
	LCM XIII LP
3,175,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	7.34%(a)	07/20/2031	3,240,322

120	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lodi Park CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.33%(a)	07/21/2037	505,502
	Magnetite CLO Ltd.
1,750,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.63%(a)	01/25/2035	1,759,479
	Marble Point CLO
5,000,000	Series 2020-3A-AR2 (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.44%(a)	10/19/2038	5,017,598
3,500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.08%(a)	10/17/2034	3,515,624
	Menlo CLO Ltd.
5,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	01/20/2038	5,025,697
	Neuberger Berman CLO Ltd.
1,000,000	Series 2014-17A-AR3 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.73%(a)	07/22/2038	1,003,722
1,000,000	Series 2021-44A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.97%(a)	10/16/2035	1,006,231
	OCP CLO Ltd.
2,250,000	Series 2021-21A-D1R (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.98%(a)	01/20/2038	2,261,095
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.53%(a)	01/22/2038	10,014,846
	Octagon Investment Partners Ltd.
500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.59%(a)	01/20/2035	489,086
1,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.88%(a)	07/15/2036	1,002,007
	Palmer Square CLO Ltd.
3,000,000	Series 2021-3A-A1R (3 mo. Term SOFR + 1.29%, 1.29% Floor)	5.59%(a)	10/15/2038	3,013,036
	Park Avenue Institutional Advisers CLO Ltd.
500,000	Series 2021-2A-D (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.98%(a)	07/15/2034	502,475
	Peace Park CLO Ltd.
2,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.41%(a)	10/20/2038	2,006,708
	Rockland Park CLO Ltd.
5,000,000	Series 2021-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.59%(a)	07/20/2038	5,019,500
	Sound Point CLO Ltd.
2,000,000	Series 2015-2A-DRRR (3 mo. Term SOFR + 4.76%, 4.50% Floor)	9.09%(a)	07/20/2032	1,919,574
500,000	Series 2017-4A-C (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.09%(a)	01/21/2031	498,027
6,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.88%(a)	07/15/2034	5,881,680
1,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.08%(a)	10/25/2034	952,613
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.94%(a)	07/20/2034	1,000,554
5,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.93%(a)	10/25/2034	4,988,269

Principal Amount $	Security Description	Rate	Maturity	Value $
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.73%(a)	10/25/2034	7,512,953
3,375,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.98%(a)	10/25/2034	3,306,584
	Storm King Park CLO Ltd.
4,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68%(a)	10/15/2037	4,014,674
	Symphony CLO Ltd.
1,500,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.63%(a)	10/15/2031	1,506,556
	TIAA CLO Ltd.
1,500,000	Series 2017-2A-B (3 mo. Term SOFR + 1.76%, 0.00% Floor)	6.08%(a)	01/16/2031	1,500,435
	Upland CLO
500,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.49%(a)	04/20/2031	499,341
	Vibrant CLO Ltd.
500,000	Series 2015-3A-A2RR (3 mo. Term SOFR + 2.11%, 0.26% Floor)	6.44%(a)	10/20/2031	501,650
2,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.76%(a)	10/20/2037	2,008,768
	Voya CLO Ltd.
1,200,000	Series 2021-1A-DR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	7.12%(a)	07/15/2034	1,206,428
	Warwick Capital CLO Ltd.
5,000,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.25%(a)	10/20/2038	5,000,000
	Wellfleet CLO Ltd.
2,000,000	Series 2019-1A-CRR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.94%(a)	07/20/2032	2,021,987
	Wind River CLO Ltd.
2,000,000	Series 2013-2A-E1R (3 mo. Term SOFR + 7.01%, 0.00% Floor)	11.34%(a)	10/18/2030	2,000,100
4,000,000	Series 2014-2A-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.48%(a)	01/15/2031	4,021,136
2,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.33%(a)	01/15/2031	1,855,583
1,500,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.99%(a)	10/22/2031	1,505,324
2,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	8.31%(a)	04/18/2036	2,005,431
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.48%(a)	07/15/2030	1,508,577
1,000,000	Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.33%(a)	04/20/2038	1,012,633
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	7.79%(a)	01/20/2035	1,000,218
	Total Collateralized Loan Obligations (Cost $185,439,733)			185,648,331

FOREIGN CORPORATE BONDS - 4.4%
972,614	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	987,906
649,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	612,378
400,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	367,551

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	121

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,024,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	942,888
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	586,565
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	623,790
417,500	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%	10/15/2039	355,855
500,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	495,705
556,000	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	505,399
200,000	Agrosuper SA	4.60%	01/20/2032	193,800
324,999	AL Candelaria Spain SA	7.50%	12/15/2028	330,688
500,000	AL Candelaria Spain SA	5.75%(a)	06/15/2033	454,785
500,000	AL Candelaria Spain SA	5.75%	06/15/2033	454,785
255,000	Altice France SA	5.50%(a)	10/15/2029	221,834
1,600,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	1,548,612
215,000	Ardonagh Finco Ltd.	7.75%(a)	02/15/2031	225,141
400,000	Aris Mining Corp.	8.00%(a)	10/31/2029	416,186
900,000	Banco Continental SAECA	2.75%	12/10/2025	897,165
400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(f)	04/22/2031	372,176
600,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13%(a)	07/02/2035	623,425
800,000	Banco de Bogota SA	6.25%	05/12/2026	810,318
1,400,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	1,377,715
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%	04/16/2031	299,427
900,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	898,650
400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%(a)	04/30/2035	413,300
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(f)	06/27/2029	204,596
700,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38%(a)(f)	05/20/2031	737,940
200,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%	12/24/2034	216,155
900,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	981,896
330,000	Belron UK Finance PLC	5.75%(a)	10/15/2029	334,600
400,000	Braskem Idesa SAPI	6.99%	02/20/2032	237,767
500,000	Braskem Netherlands Finance BV	4.50%	01/31/2030	188,805
198,982	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(a)	02/15/2039	215,345
600,000	Canacol Energy Ltd.	5.75%	11/24/2028	207,750
600,000	CAP SA	3.90%(a)	04/27/2031	493,636
900,000	CAP SA	3.90%	04/27/2031	740,454
1,800,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(f)	06/08/2026	1,793,816
200,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20%(a)(f)	06/10/2030	209,350
800,000	Cencosud SA	4.38%	07/17/2027	801,483
1,150,377	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	1,039,653
454,800	Cometa Energia SAB de CV	6.38%	04/24/2035	475,686
200,000	Cosan Luxembourg SA	5.50%	09/20/2029	197,548
900,000	Cosan Overseas Ltd.	8.25%(f)	12/29/2049	904,095
600,000	CSN Resources SA	5.88%	04/08/2032	510,574
1,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	1,680,482

Principal Amount $	Security Description	Rate	Maturity	Value $
165,105	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	7,478
339,480	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	2,191
312,750	Empresa Electrica Angamos SA	4.88%	05/25/2029	284,754
372,360	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	368,990
800,000	Empresas Publicas de Medellin ESP	4.38%	02/15/2031	746,955
200,000	EQUATE Petrochemical Co. KSC	4.25%	11/03/2026	199,645
523,011	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	530,890
321,800	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	339,982
900,000	Freeport Indonesia PT	4.76%	04/14/2027	906,372
400,000	Frigorifico Concepcion SA	7.70%	07/21/2028	297,340
300,000	Froneri Lux FinCo SARL	6.00%(a)	08/01/2032	300,723
529,944	Galaxy Pipeline Assets Bidco Ltd.	2.94%	09/30/2040	450,937
230,000	Garda World Security Corp.	4.63%(a)	02/15/2027	228,462
285,000	Garda World Security Corp.	8.25%(a)	08/01/2032	295,688
220,000	GGAM Finance Ltd.	6.88%(a)	04/15/2029	228,693
825,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	853,370
235,400	GNL Quintero SA	4.63%	07/31/2029	235,913
700,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	734,175
250,000	Grifols SA	4.75%(a)	10/15/2028	243,071
153,658	Guara Norte Sarl	5.20%	06/15/2034	150,624
365,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(a)	02/15/2029	381,951
1,100,000	InRetail Consumer	3.25%	03/22/2028	1,070,568
700,000	InRetail Shopping Malls	5.75%	04/03/2028	702,892
800,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	796,199
35,079	Invepar Holdings	0.00%(d)(e)	12/30/2028	—
200,000	Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)	6.70%(a)	12/09/2057	204,800
400,000	Itaú Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%	04/15/2031	396,440
1,420,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	1,346,288
400,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	401,985
856,940	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	829,934
245,000	Mattamy Group Corp.	4.63%(a)	03/01/2030	236,692
200,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	200,747
335,000	Merlin Entertainments Group US Holdings, Inc.	7.38%(a)	02/15/2031	288,968
600,000	Mexarrend SAPI de CV	10.25%(a)(d)	07/24/2026	4,500
603,449	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	616,675
180,000	Millicom International Cellular SA	5.13%	01/15/2028	179,527
1,170,000	Millicom International Cellular SA	6.25%	03/25/2029	1,181,653
250,000	Minerva Luxembourg SA	5.88%	01/19/2028	250,315
400,000	Minerva Luxembourg SA	8.88%	09/13/2033	439,518
700,000	Minsur SA	4.50%	10/28/2031	671,606
677,601	Mong Duong Finance Holdings BV	5.13%	05/07/2029	671,030
200,000	Movida Europe SA	7.85%(a)	04/11/2029	191,260
1,244,944	MV24 Capital BV	6.75%	06/01/2034	1,236,799
500,000	NBM US Holdings, Inc.	6.63%	08/06/2029	507,231
300,000	Nexa Resources SA	6.50%	01/18/2028	308,411
250,000	Nissan Motor Co. Ltd.	4.35%(a)	09/17/2027	245,472
235,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%(a)	08/01/2030	233,688
310,000	Opal Bidco SAS	6.50%(a)	03/31/2032	317,944
900,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	903,519
200,000	Periama Holdings	5.95%	04/19/2026	200,784
600,080	Peru LNG Srl	5.38%	03/22/2030	576,310
1,215,779	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	1,241,460
500,000	Raizen Fuels Finance SA	5.70%	01/17/2035	460,925

122	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
500,000	Reliance Industries Ltd.	3.67%	11/30/2027	494,618
1,173,333	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	895,458
200,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	215,490
400,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%	08/02/2028	382,794
200,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10%(a)	10/01/2035	208,388
320,000	Seaspan Corp.	5.50%(a)	08/01/2029	308,837
600,000	Simpar Europe SA	5.20%	01/26/2031	500,520
95,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	94,714
200,000	Termocandelaria Power SA	7.75%(a)	09/17/2031	210,081
760,751	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	749,625
200,000	TK Elevator US Newco, Inc.	5.25%(a)	07/15/2027	199,446
200,000	Trivium Packaging Finance BV	8.25%(a)	07/15/2030	213,520
200,000	Ultrapar International SA	5.25%	10/06/2026	199,648
62,116	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%	12/31/2027	47,830
44,227	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(a)	12/31/2027	34,055
215,779	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%	12/31/2028	39,919
50,179	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(a)	12/31/2028	9,283
262,805	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%	12/31/2044	7,884
1,000,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	987,984
700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	682,941
225,000	Vallourec SACA	7.50%(a)	04/15/2032	240,011
500,000	Vamos Europe SA	9.20%(a)	01/26/2031	496,125
200,000	Wipro IT Services LLC	1.50%	06/23/2026	195,967
300,000	Yinson Bergenia Production BV	8.50%(a)	01/31/2045	322,349
	Total Foreign Corporate Bonds (Cost $59,812,934)			59,627,506

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.6%
1,800,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(f)	10/15/2025	1,806,165
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%(a)	05/07/2030	207,642
400,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	397,266
1,308,197	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	1,073,048
1,200,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	1,199,787
400,000	Chile Electricity Lux Mpc II Sarl	5.67%(a)	10/20/2035	412,999
179,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	188,313
2,000,000	Colombia Government International Bond	4.13%	05/15/2051	1,305,100
400,000	Comision Federal de Electricidad	6.45%(a)	01/24/2035	408,196
1,350,000	Dominican Republic International Bond	5.50%	02/22/2029	1,380,712
200,000	Dominican Republic International Bond	4.50%	01/30/2030	196,420
1,500,000	Ecopetrol SA	5.88%	11/02/2051	1,112,253
693,355	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	741,474
300,000	Guatemala Government Bond	4.50%	05/03/2026	299,250
400,000	Guatemala Government Bond	4.38%	06/05/2027	398,000

Principal Amount $	Security Description	Rate	Maturity	Value $
200,000	Guatemala Government Bond	4.88%	02/13/2028	200,835
400,000	Guatemala Government Bond	5.25%	08/10/2029	404,300
300,000	Guatemala Government Bond	5.38%	04/24/2032	302,550
545,289	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	563,257
650,000	Mexico Government International Bond	4.50%	04/22/2029	651,008
1,400,000	Mexico Government International Bond	6.34%	05/04/2053	1,364,650
500,000	Morocco Government International Bond	2.38%	12/15/2027	479,640
200,000	Morocco Government International Bond	5.95%	03/08/2028	207,594
400,000	Morocco Government International Bond	3.00%	12/15/2032	354,324
200,000	Morocco Government International Bond	4.00%	12/15/2050	147,219
200,000	OCP SA	4.50%	10/22/2025	200,174
1,000,000	OCP SA	6.75%	05/02/2034	1,088,230
700,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	696,504
543,000	Paraguay Government International Bond	4.70%	03/27/2027	548,392
1,200,000	Pertamina Persero PT	1.40%	02/09/2026	1,186,182
1,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	997,109
600,000	Petrobras Global Finance BV	5.13%	09/10/2030	593,754
500,000	Petroleos Mexicanos	6.75%	09/21/2047	412,965
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $22,128,390)			21,525,312

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 10.7%
	1345 Trust
1,050,000	Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.75%(a)	06/15/2042	1,054,280
	Arbor Multifamily Mortgage Securities Trust
10,194,000	Series 2021-MF3-XD	1.29%(a)(g)(h)	10/15/2054	619,227
	Arbor Realty Trust, Inc.
14,889,197	Series 2020-MF1-XA	1.05%(a)(g)(h)	05/15/2053	506,364
	ARDN Mortgage Trust
1,060,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.65%(a)	06/15/2035	1,062,564
	AREIT Trust
1,690,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	6.93%(a)	01/17/2030	1,680,002
	BANK
8,631,944	Series 2017-BNK5-XA	1.08%(g)(h)	06/15/2060	115,772
57,000,864	Series 2018-BN11-XA	0.59%(g)(h)	03/15/2061	608,262
	BANK5 Trust
2,034,000	Series 2024-5YR10-C	5.74%(g)	10/15/2057	2,020,808
760,000	Series 2025-5YR15-D	4.00%(a)	07/15/2058	664,624
12,997,473	Series 2025-5YR15-XA	1.44%(g)(h)	07/15/2058	654,589
25,178,002	Series 2025-5YR16-XA	1.28%(g)(h)	08/15/2063	1,151,969
288,000	Series 2025-5YR17-C	5.89%(g)	11/15/2058	288,964
45,926,000	Series 2025-5YR17-XA	1.40%(g)(h)	11/15/2058	2,343,172
	BBCMS Trust
1,675,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.11%(a)	11/15/2034	17,588
809,000	Series 2023-C19-B	6.54%(g)	04/15/2056	829,634
1,104,000	Series 2024-5C29-C	5.51%	09/15/2057	1,097,852
21,364,562	Series 2025-5C36-XA	1.29%(g)(h)	08/15/2058	973,096
25,810,000	Series 2025-5C37-XA	1.66%(a)(g)(h)	09/15/2058	1,805,394
13,773,000	Series 2025-C32-XD	2.54%(a)(g)(h)	02/15/2062	2,305,485

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	123

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	BDS Ltd.
875,000	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.60%(a)	12/16/2036	878,186
1,600,000	Series 2022-FL11-B (1 mo. Term SOFR + 2.35%, 2.35% Floor)	6.48%(a)	03/19/2039	1,607,496
1,650,000	Series 2024-FL13-B (1 mo. Term SOFR + 2.24%, 2.24% Floor)	6.37%(a)	09/19/2039	1,655,161
2,250,000	Series 2025-FL15-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)	6.53%(a)	03/19/2043	2,259,779
	Benchmark Mortgage Trust
58,166	Series 2020-B19-A2	1.69%	09/15/2053	58,021
5,694,628	Series 2020-B22-XA	1.61%(g)(h)	01/15/2054	356,580
56,157,006	Series 2022-B32-XA	0.56%(a)(g)(h)	01/15/2055	788,759
1,627,000	Series 2024-V9-C	6.45%(g)	08/15/2057	1,668,217
4,663,916	Series 2025-V15-XA	1.35%(g)(h)	06/15/2058	214,925
1,500,000	Series 2025-V16-AS	5.86%(g)	08/15/2058	1,563,330
29,949,437	Series 2025-V16-XA	1.17%(g)(h)	08/15/2058	1,209,921
23,890,000	Series 2025-V17-XA	1.51%(g)(h)	09/15/2058	1,550,129
	Blackstone Mortgage Trust, Inc.
921,232	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.31%(a)	05/15/2038	919,919
	BLP Commercial Mortgage Trust
711,621	Series 2024-IND2-D (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.74%(a)	03/15/2041	712,150
	BMO Mortgage Trust
1,700,000	Series 2024-5C6-C	5.88%(g)	09/15/2057	1,706,978
3,457,000	Series 2024-C10-XD	1.80%(a)(g)(h)	11/15/2057	401,776
1,125,000	Series 2025-5C10-C	6.49%(g)	05/15/2058	1,155,416
	BPR Trust
1,300,000	Series 2021-TY-D (1 mo. Term SOFR + 2.46%, 2.35% Floor)	6.62%(a)	09/15/2038	1,297,581
	BSPRT Co.-Issuer LLC
1,097,531	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.41%(a)	09/15/2035	1,099,836
1,500,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.42%(a)	09/15/2035	1,507,194
785,000	Series 2024-FL11-B (1 mo. Term SOFR + 2.29%, 2.29% Floor)	6.44%(a)	07/15/2039	785,466
	BX Trust
900,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	6.10%(a)	04/15/2034	887,096
654,539	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	4.99%(a)	10/15/2036	654,082
1,358,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.91%(a)	10/15/2036	1,358,184
904,275	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	5.54%(a)	12/15/2038	904,087
1,320,000	Series 2021-LBA-DJV (1 mo. Term SOFR + 1.71%, 1.60% Floor)	5.87%(a)	02/15/2036	1,318,246
1,085,000	Series 2021-MFM1-E (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.51%(a)	01/15/2034	1,085,182
859,700	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.51%(a)	11/15/2036	858,969
510,000	Series 2021-VIEW-B (1 mo. Term SOFR + 1.91%, 1.80% Floor)	6.06%(a)	06/15/2036	509,864
368,155	Series 2021-VOLT-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.26%(a)	09/15/2036	367,673
748,956	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.74%(a)	08/15/2039	753,112

Principal Amount $	Security Description	Rate	Maturity	Value $
1,082,862	Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)	6.80%(a)	08/15/2042	1,088,068
1,494,173	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.09%(a)	03/15/2030	1,499,531
	Century Plaza Towers
1,190,000	Series 2019-CPT-E	3.10%(a)(g)	11/13/2039	984,384
	CFCRE Commercial Mortgage Trust
2,440,625	Series 2016-C4-XA	1.69%(g)(h)	05/10/2058	8,337
	Citigroup Commercial Mortgage Trust
5,800,075	Series 2016-C1-XA	1.98%(g)(h)	05/10/2049	21,266
2,165,398	Series 2016-P4-XA	2.04%(g)(h)	07/10/2049	13,134
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,855,030	Series 2017-CD3-XA	1.08%(g)(h)	02/10/2050	70,257
107,205	Series 2020-C9-A2	1.90%	08/15/2053	107,005
	Commercial Mortgage Pass Through Certificates
232,533	Series 2015-CR27-XA	0.69%(g)(h)	10/10/2048	1
1,227,000	Series 2015-DC1-C	4.43%(g)	02/10/2048	1,093,533
158,279	Series 2015-DC1-XA	0.71%(g)(h)	02/10/2048	2
1,765,564	Series 2016-DC2-XA	1.03%(g)(h)	02/10/2049	39
2,228,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.62%(a)	09/15/2033	701,820
	Computershare Corporate Trust
99,105	Series 2015-C27-C	3.89%	02/15/2048	87,854
23,173	Series 2015-C28-C	4.24%(g)	05/15/2048	23,005
1,349,016	Series 2015-C31-XA	1.02%(g)(h)	11/15/2048	29
429,171	Series 2015-NXS2-XA	0.05%(g)(h)	07/15/2058	4
1,563,965	Series 2016-C33-XA	1.70%(g)(h)	03/15/2059	2,403
3,395,899	Series 2016-NXS6-XA	1.68%(g)(h)	11/15/2049	17,098
12,808,694	Series 2017-C38-XA	1.05%(g)(h)	07/15/2050	136,027
1,803,893	Series 2017-RC1-XA	1.54%(g)(h)	01/15/2060	25,224
37,929,833	Series 2025-5C5-XA	1.53%(g)(h)	07/15/2058	2,081,494
	Credit Suisse Mortgage Capital Certificates
1,974,822	Series 2014-USA-X1	0.69%(a)(g)(h)	09/15/2037	37
	CSAIL Commercial Mortgage Trust
143,490	Series 2015-C1-XA	0.17%(g)(h)	04/15/2050	—
37,957,526	Series 2018-CX12-XA	0.70%(g)(h)	08/15/2051	484,349
31,600,463	Series 2021-C20-XA	1.11%(g)(h)	03/15/2054	1,262,543
18,269,000	Series 2021-C20-XD	1.58%(a)(g)(h)	03/15/2054	1,241,068
	ELP Commercial Mortgage Trust
1,416,200	Series 2021-ELP-C (1 mo. Term SOFR + 1.43%, 1.32% Floor)	5.59%(a)	11/15/2038	1,415,022
	FS Rialto
2,100,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	6.76%(a)	11/16/2036	2,108,123
2,050,000	Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.83%(a)	08/19/2042	2,023,313
	FS RIALTO
611,686	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.51%(a)	11/16/2036	613,106
1,450,000	Series 2022-FL4-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	6.79%(a)	01/19/2039	1,453,187
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.20%(a)	12/15/2036	993,650
	Great Wolf Trust
875,000	Series 2024-WLF2-D (1 mo. Term SOFR + 2.94%)	7.09%(a)	05/15/2041	881,265
1,450,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.69%(a)	03/15/2039	1,454,420

124	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Greystone Commercial Real Estate Notes
2,200,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.46%(a)	07/15/2039	2,191,651
	GS Mortgage Securities Corp. II
2,200,000	Series 2013-GC13-B	4.00%(a)(g)	07/10/2046	2,141,150
511,184	Series 2014-GC24-XA	0.39%(g)(h)	09/10/2047	6
1,013,668	Series 2015-GS1-XA	0.64%(g)(h)	11/10/2048	13
4,749,922	Series 2016-GS2-XA	1.86%(g)(h)	05/10/2049	6,001
442,000	Series 2018-GS10-WLSD	5.07%(a)(g)	03/10/2033	40,831
553,000	Series 2018-GS10-WLSE	5.07%(a)(g)	03/10/2033	46,730
1,509,000	Series 2018-RIVR-E (1 mo. Term SOFR + 1.85%, 1.80% Floor)	6.00%(a)	07/15/2035	5,131
850,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.55%(a)	07/15/2031	88,804
850,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.25%(a)	07/15/2031	79,879
850,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.37%(a)	07/15/2031	70,954
375,000	Series 2021-IP-D (1 mo. Term SOFR + 2.21%, 2.10% Floor)	6.37%(a)	10/15/2036	373,390
	GSCG Trust
2,377,000	Series 2019-600C-E	4.12%(a)(g)	09/06/2034	100,109
	HGI CRE CLO Ltd.
1,400,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.61%(a)	06/16/2036	1,403,104
2,030,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.41%(a)	09/17/2036	2,032,998
	HIG RCP LLC
1,820,639	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	7.76%(a)	09/19/2038	1,828,207
	Hilton USA Trust
760,000	Series 2016-HHV-C	4.33%(a)(g)	11/05/2038	753,030
1,046,000	Series 2016-SFP-A	2.83%(a)	11/05/2035	877,061
	Hudson Yards Mortgage Trust
2,180,000	Series 2025-SPRL-E	6.90%(a)(g)	01/13/2040	2,262,301
	JP Morgan Chase Commercial Mortgage Securities
4,802,026	Series 2016-JP4-XA	0.70%(g)(h)	12/15/2049	18,545
1,049,000	Series 2019-UES-G	4.60%(a)(g)	05/05/2032	966,145
	JPMBB Commercial Mortgage Securities Trust
816,878	Series 2015-C30-AS	4.23%(g)	07/15/2048	799,017
227,768	Series 2015-C31-XA	0.60%(g)(h)	08/15/2048	3
470,000	Series 2015-C33-C	4.81%(g)	12/15/2048	449,040
	KREF
868,103	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.33%(a)	02/15/2039	870,418
3,197,500	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.91%(a)	02/15/2039	3,183,680
948,410	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.58%(a)	02/17/2039	949,893
	Ladder Capital Commercial Mortgage Securities LLC
2,532,000	Series 2017-LC26-C	4.71%(a)	07/12/2050	2,347,714
	LoanCore
1,236,500	Series 2021-CRE6-AS (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.91%(a)	11/15/2038	1,241,159
1,440,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.11%(a)	11/15/2038	1,446,209
2,560,000	Series 2022-CRE7-C (30 day avg SOFR US + 2.50%, 2.50% Floor)	6.88%(a)	01/17/2037	2,552,858

Principal Amount $	Security Description	Rate	Maturity	Value $
1,180,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.88%(a)	08/17/2042	1,172,711
	LSTAR Commercial Mortgage Trust
941,271	Series 2016-4-XA	1.61%(a)(g)(h)	03/10/2049	357
10,987,729	Series 2017-5-X	1.00%(a)(g)(h)	03/10/2050	84,954
	Lument Finance Trust, Inc.
633,860	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.43%(a)	06/15/2039	635,345
1,890,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.01%(a)	06/15/2039	1,890,019
	Merit 2020
670,000	Series 2021-STOR-C (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.32%(a)	07/15/2038	670,332
	MF1 Multifamily Housing Mortgage Loan Trust
1,487,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.00%(a)	10/16/2036	1,489,992
2,950,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	6.30%(a)	10/16/2036	2,946,112
2,218,000	Series 2021-FL7-D (1 mo. Term SOFR + 2.66%, 2.55% Floor)	6.80%(a)	10/16/2036	2,211,734
1,380,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	5.87%(a)	03/19/2039	1,389,608
1,500,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.63%(a)	08/18/2041	1,506,615
2,100,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.73%(a)	11/18/2039	2,091,484
1,260,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.88%(a)	02/18/2040	1,255,330
	MHC Commercial Mortgage Trust
1,136,401	Series 2021-MHC-E (1 mo. Term SOFR + 2.22%, 2.10% Floor)	6.37%(a)	04/15/2038	1,138,354
	Morgan Stanley Bank of America Merrill Lynch Trust
772,577	Series 2012-CKSV-A2	3.28%(a)	10/15/2030	738,728
892,925	Series 2013-C9-B	3.71%(g)	05/15/2046	865,551
1,078,582	Series 2014-C17-E	3.50%(a)	08/15/2047	1,051,455
	Morgan Stanley Capital I, Inc.
2,489,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	7.11%(a)	12/15/2036	18,692
	PFP III Ltd.
1,095,083	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.71%(a)	09/17/2039	1,097,447
	Ready Capital Corp.
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.67%(a)	11/25/2036	999,838
2,100,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.69%(a)	10/25/2039	2,115,880
980,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	7.36%(a)	05/25/2038	987,368
	ROCK Trust
516,000	Series 2024-CNTR-D	7.11%(a)	11/13/2041	539,308
	Starwood Property Trust, Inc.
1,063,198	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.72%(a)	11/15/2038	1,066,913
	STDIO Commercial Mortgage Trust
1,013,000	Series 2025-RLGH-A	5.72%(a)(g)	09/15/2038	1,015,242

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	125

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	TCO Commercial Mortgage Trust
680,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	6.14%(a)	12/15/2039	682,927
	TPG Real Estate Finance Issuer Ltd.
1,160,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.11%(a)	03/15/2038	1,161,064
1,500,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.29%(a)	02/15/2039	1,504,001
	UBS Commercial Mortgage Trust
2,325,000	Series 2018-C13-B	4.79%(g)	10/15/2051	2,213,369
295,000	Series 2018-C13-C	5.14%(g)	10/15/2051	272,141
1,097,000	Series 2018-C8-C	4.84%(g)	02/15/2051	1,014,323
12,400,582	Series 2018-C8-XA	0.96%(g)(h)	02/15/2051	199,316
	VASA Trust
755,000	Series 2021-VASA-A (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.17%(a)	07/15/2039	739,663
	VEGAS Trust
684,000	Series 2024-TI-A	5.52%(a)	11/10/2039	694,576
	VMC Finance LLC
997,302	Series 2019-FL3-D (1 mo. Term SOFR + 3.26%, 3.15% Floor)	7.41%(a)	09/15/2036	999,143
	Wells Fargo Commercial Mortgage Trust
48,243,827	Series 2025-5C3-XA	1.05%(g)(h)	01/15/2058	1,514,350
1,790,000	Series 2025-VTT-C	6.03%(a)(g)	03/15/2038	1,798,307
	WHARF Trust
1,070,000	Series 2025-DC-E	7.98%(a)(g)	07/15/2040	1,091,747
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $170,377,163)			145,773,886

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0%
	ACE Securities Corp.
2,474,104	Series 2007-HE1-A2A (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.45%	01/25/2037	1,499,221
1,004,222	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	01/25/2037	608,480
	AMSR Trust
5,122,000	Series 2021-SFR3-G	3.80%(a)	10/17/2038	5,019,593
2,775,000	Series 2024-SFR1-D	4.29%(a)(b)	07/17/2041	2,690,143
10,000,000	Series 2025-SFR1-D	3.66%(a)	06/17/2042	9,348,937
	APS Resecuritization Trust
6,777,905	Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.16%(a)	10/27/2046	6,018,612
	Asset Backed Securities Corp. Home Equity
1,492,745	Series 2007-HE2-A4 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.50%	05/25/2037	1,065,931
	Banco Santander SA
2,000,000	Series 2025-NQM5-M1	6.04%(a)(g)	08/25/2065	2,016,230
	Bear Stearns Adjustable Rate Mortgage Trust
789,840	Series 2006-2-2A1	4.40%(g)	07/25/2036	683,149
	Bear Stearns Alt-A Trust
619,542	Series 2006-4-22A1	4.21%(g)	08/25/2036	450,933
	BRAVO Residential Funding Trust
4,000,000	Series 2025-NQM7-M1	6.23%(a)(g)	07/25/2065	4,041,070
	Chase Mortgage Finance Corp.
1,956,339	Series 2007-S4-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	06/25/2037	593,252

Principal Amount $	Security Description	Rate	Maturity	Value $
	Citimortgage Alternative Loan Trust
494,239	Series 2007-A5-1A10	5.75%	05/25/2037	445,334
	COLT Funding LLC
900,000	Series 2025-7-M1	6.03%(a)(g)	06/25/2070	904,876
	Countrywide Alternative Loan Trust
197,285	Series 2005-75CB-A3	5.50%	01/25/2036	131,987
527,134	Series 2006-23CB-2A2	6.50%	08/25/2036	150,797
3,244,635	Series 2006-6CB-2A10	6.00%	05/25/2036	1,200,079
1,664,362	Series 2006-OA6-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.69%	07/25/2046	1,526,067
272,012	Series 2007-15CB-A7	6.00%	07/25/2037	159,674
462,865	Series 2008-1R-2A3	6.00%	08/25/2037	225,723
	Countrywide Home Loan Mortgage Pass Through Trust
82,531	Series 2005-HYB9-3A2A (12 mo. Term SOFR + 2.47%, 1.75% Floor, 11.00% Cap)	6.22%	02/20/2036	71,679
238,061	Series 2007-14-A15	6.50%	09/25/2037	126,568
4,661,928	Series 2007-14-A19	6.00%	09/25/2037	2,296,599
284,139	Series 2007-HY1-1A1	4.68%(g)	04/25/2037	266,268
	Credit Suisse First Boston Mortgage Securities Corp.
355,721	Series 2005-10-6A9	5.50%	11/25/2035	123,908
154,393	Series 2005-9-5A9	5.50%	10/25/2035	76,077
	Credit Suisse Mortgage Capital Certificates
148,164	Series 2011-12R-3A5	5.06%(a)(g)	07/27/2036	148,397
1,500,000	Series 2021-NQM6-B1	3.29%(a)(g)	07/25/2066	1,107,301
	CSAB Mortgage Backed Trust
248,749	Series 2006-2-A5A	6.58%(b)	09/25/2036	71,203
	DB US Financial Markets Holding Corp.
84,244	Series 2014-RS1-1A2	6.50%(a)(g)	07/27/2037	71,555
	Deutsche ALT-A Securities, Inc.
148,232	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01%	10/25/2036	129,829
	Ellington Financial Mortgage Trust
2,829,000	Series 2025-INV3-B1	7.22%(a)(g)	07/25/2070	2,864,363
1,405,000	Series 2025-NQM3-M1A	6.05%(a)(g)	08/25/2070	1,417,284
	Fannie Mae Connecticut Avenue Securities
6,200,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.16%(a)	01/25/2044	6,259,997
10,000,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)	6.06%(a)	07/25/2044	10,054,818
7,500,000	Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.86%(a)	05/25/2045	7,543,072
	FirstKey Homes Trust
6,452,000	Series 2021-SFR1-F1	3.24%(a)	08/17/2038	6,334,909
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,300,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.31%(a)	02/25/2044	4,351,329
	Freedom Mortgage Parent LLC
8,000,000	Series 2021-GT1-A	3.62%(a)(g)	07/25/2026	7,692,187
	GCAT
500,000	Series 2019-NQM3-B1	3.95%(a)(g)	11/25/2059	444,985
	GS Mortgage-Backed Securities Trust
4,410,000	Series 2025-NQM4-M1	5.97%(a)(g)	10/25/2065	4,442,766
	Home Partners of America Trust
6,410,959	Series 2019-2-F	3.87%(a)	10/19/2039	6,197,272
	Impac Secured Assets CMN Owner Trust
605,882	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.81%	02/25/2037	559,137
	JP Morgan Mortgage Trust
401,115	Series 2005-S3-1A2	5.75%	01/25/2036	169,594

126	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
261,184	Series 2007-A2-4A1M	4.75%(g)	04/25/2037	215,343
1,300,000	Series 2025-NQM3-M1A	5.97%(a)(g)	11/25/2065	1,311,216
	Legacy Mortgage Asset Trust
3,721,905	Series 2021-GS1-A2	7.84%(a)(b)	10/25/2066	3,724,586
	Lehman Mortgage Trust
103,407	Series 2006-1-1A3	5.50%	02/25/2036	46,920
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	6.95%(g)	04/25/2036	31,406
	Merrill Lynch Alternative Note Asset
257,782	Series 2007-F1-2A7	6.00%	03/25/2037	82,569
	Merrill Lynch Mortgage Investors, Inc.
533,881	Series 2006-AF1-AF2C	6.25%	08/25/2036	200,158
	Morgan Stanley Mortgage Loan Trust
4,039,803	Series 2005-7-3A1	4.56%(g)	11/25/2035	2,133,627
67,354	Series 2005-7-4A1	5.50%	11/25/2035	39,464
268,564	Series 2006-2-7A1	5.44%(g)	02/25/2036	149,029
404,686	Series 2007-8XS-A1	5.75%(g)	04/25/2037	195,445
	Morgan Stanley Resecuritization Trust
6,441,844	Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.18%(a)	12/26/2046	6,199,432
	New Century Home Equity Loan Trust
756,412	Series 2006-1-A2B (1 mo. Term SOFR + 0.47%, 0.36% Floor, 12.50% Cap)	4.63%	05/25/2036	761,377
	Novastar Home Equity Loan
9,213,149	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.59%	10/25/2036	4,260,259
	Onslow Bay Mortgage Loan Trust
1,375,000	Series 2024-NQM18-M1	6.17%(a)(g)	10/25/2064	1,386,349
	Progress Residential Trust
8,100,000	Series 2021-SFR3-F	3.44%(a)	05/17/2026	8,028,176
6,000,000	Series 2024-SFR3-E1	4.00%(a)	06/17/2041	5,669,174
	PRPM LLC
4,658,365	Series 2025-3-A1	6.26%(a)(b)	05/25/2030	4,672,407
6,794,597	Series 2025-4-A1	6.18%(a)(b)	06/25/2030	6,815,661
2,000,000	Series 2025-NQM4-B1	6.72%(a)(g)	07/25/2070	2,012,860
	RALI Trust
223,920	Series 2006-QS12-2A3	6.00%	09/25/2036	181,922
	Residential Asset Securitization Trust
1,488,663	Series 2005-A15-5A2	5.75%	02/25/2036	491,844
345,157	Series 2006-A2-A11	6.00%	01/25/2046	124,722
	RESIDENTIAL MORTGAGE LOAN TRUST
5,750,000	Series 2020-1-B1	3.95%(a)(g)	01/26/2060	5,507,656
	RFMSI Trust
2,250,755	Series 2006-S8-A10	6.00%	09/25/2036	1,807,461
	Soundview Home Equity Loan Trust
4,005,767	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.42%	06/25/2037	2,674,249
	Starwood Mortgage Residential Trust
1,116,000	Series 2019-INV1-B1	3.66%(a)(g)	09/27/2049	1,063,111
	Structured Adjustable Rate Mortgage Loan Trust
444,610	Series 2005-22-4A1	5.42%(g)	12/25/2035	413,304
	Structured Asset Securities Corp.
6,496,491	Series 2007-OSI-A4 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.67%	06/25/2037	4,327,106
4,530,358	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.46%(a)	03/25/2037	3,748,422

Principal Amount $	Security Description	Rate	Maturity	Value $
	TBW Mortgage Backed Pass Through Certificates
13,414,977	Series 2006-3-4A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.67%	07/25/2036	934,293
13,415,064	Series 2006-3-4A3 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.83%(h)(i)	07/25/2036	554,906
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-F	3.75%(a)	03/17/2038	4,965,969
	VCAT Asset Securitization LLC
6,433,858	Series 2025-NPL1-A1	5.88%(a)(b)	01/25/2055	6,452,454
6,549,670	Series 2025-NPL2-A1	5.98%(a)(b)	01/25/2055	6,565,662
	Velocity Commercial Capital Loan Trust
1,006,289	Series 2018-2-M2	4.51%(a)(g)	10/26/2048	961,083
256,024	Series 2018-2-M3	4.72%(a)(g)	10/26/2048	238,505
869,805	Series 2019-1-M5	5.70%(a)(g)	03/25/2049	788,193
997,839	Series 2019-2-M4	3.99%(a)(g)	07/25/2049	837,191
	Verus Securitization Trust
2,600,000	Series 2021-3-B1	3.20%(a)(g)	06/25/2066	2,001,876
5,000,000	Series 2021-7-B1	4.14%(a)(g)	10/25/2066	3,865,624
3,000,000	Series 2021-R2-B1	3.25%(a)(g)	02/25/2064	2,426,639
4,750,000	Series 2024-6-M1	6.18%(a)(g)	07/25/2069	4,789,417
2,000,000	Series 2024-9-M1	6.20%(a)(g)	11/25/2069	2,018,384
6,125,000	Series 2025-1-M1	6.51%(a)(g)	01/25/2070	6,245,436
1,093,000	Series 2025-2-B1	6.97%(a)	03/25/2070	1,102,192
7,400,000	Series 2025-3-B1	7.51%(a)(g)	05/25/2070	7,542,268
1,228,000	Series 2025-5-B1	7.06%(a)(g)	06/25/2070	1,243,996
1,000,000	Series 2025-7-B1	6.62%(a)(g)	08/25/2070	1,002,503
2,100,000	Series 2025-R1-M1	6.13%(a)(g)	05/25/2065	2,119,193
	WaMu Mortgage Pass Through Certificates
620,872	Series 2007-HY6-2A2	3.92%(g)	06/25/2037	545,493
	Washington Mutual Alternative Mortgage Pass-Through Certificates
412,249	Series 2006-2-4CB	6.00%	03/25/2036	408,632
	Wells Fargo Alternative Loan Trust
197,484	Series 2007-PA5-1A1	6.25%	11/25/2037	178,305
	Wells Fargo Home Equity Trust
4,534,286	Series 2007-2-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.87%	04/25/2037	3,325,729
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $256,592,057)			230,990,383

US CORPORATE BONDS - 4.1%
400,000	1261229 BC Ltd.	10.00%(a)	04/15/2032	410,337
215,000	AAR Escrow Issuer LLC	6.75%(a)	03/15/2029	221,480
425,000	Academy Ltd.	6.00%(a)	11/15/2027	426,090
75,000	Acrisure LLC / Acrisure Finance, Inc.	6.00%(a)	08/01/2029	73,994
240,000	Acrisure LLC / Acrisure Finance, Inc.	6.75%(a)	07/01/2032	247,321
275,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00%(a)	05/01/2028	268,101
90,000	Acushnet Co.	7.38%(a)	10/15/2028	93,430
95,000	AdaptHealth LLC	5.13%(a)	03/01/2030	90,685
90,000	Advance Auto Parts, Inc.	7.38%(a)	08/01/2033	92,880
450,000	Advanced Drainage Systems, Inc.	6.38%(a)	06/15/2030	458,409
240,000	Aethon United BR LP / Aethon United Finance Corp.	7.50%(a)	10/01/2029	250,474
215,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%(a)	10/15/2027	215,633
245,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50%(a)	10/01/2031	250,802
280,000	Allied Universal Holdco LLC	7.88%(a)	02/15/2031	293,824
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%(a)	06/01/2029	196,792

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	127

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
60,000	AMC Entertainment Holdings, Inc.	7.50%(a)	02/15/2029	51,947
115,000	Amentum Holdings, Inc.	7.25%(a)	08/01/2032	119,503
165,000	American Airlines, Inc.	8.50%(a)	05/15/2029	172,223
100,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	95,091
135,000	American Axle & Manufacturing, Inc.	6.38%(a)	10/15/2032	134,856
60,000	American Axle & Manufacturing, Inc.	7.75%(a)	10/15/2033	60,505
185,000	AmWINS Group, Inc.	4.88%(a)	06/30/2029	179,922
110,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	111,409
40,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25%(a)	04/15/2030	37,374
300,000	APH / APH2 / APH3	7.88%(a)	11/01/2029	313,335
230,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63%(a)	09/01/2032	236,101
410,000	Arsenal AIC Parent LLC	8.00%(a)	10/01/2030	434,619
30,000	Artera Services LLC	8.50%(a)	02/15/2031	26,534
130,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%(a)	04/01/2030	123,191
165,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	163,791
285,000	Avient Corp.	6.25%(a)	11/01/2031	289,638
130,000	Azorra Finance Ltd.	7.75%(a)	04/15/2030	137,204
225,000	Azorra Finance Ltd.	7.25%(a)	01/15/2031	234,853
230,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	239,991
60,000	Bausch Health Americas, Inc.	8.50%(a)	01/31/2027	59,457
170,000	Bausch Health Cos., Inc.	4.88%(a)	06/01/2028	152,299
90,000	Bausch Health Cos., Inc.	5.25%(a)	01/30/2030	63,533
15,000	Bausch Health Cos., Inc.	14.00%(a)	10/15/2030	15,051
315,000	Buckeye Partners LP	6.88%(a)	07/01/2029	326,690
265,000	Builders FirstSource, Inc.	6.38%(a)	03/01/2034	273,309
150,000	Builders FirstSource, Inc.	6.75%(a)	05/15/2035	156,807
100,000	CACI International, Inc.	6.38%(a)	06/15/2033	103,280
335,000	Caesars Entertainment, Inc.	6.00%(a)	10/15/2032	330,171
570,000	Carnival Corp.	5.88%(a)	06/15/2031	584,468
300,000	Carnival Corp.	5.75%(a)	08/01/2032	305,678
36,000	Castle US Holding Corp.	10.00%(a)	06/30/2031	6,300
285,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%(a)	05/01/2027	283,313
550,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	03/01/2030	528,191
255,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	02/01/2032	236,032
135,000	Celanese US Holdings LLC	6.50%	04/15/2030	135,994
135,000	Celanese US Holdings LLC	6.75%	04/15/2033	134,515
315,000	Chord Energy Corp.	6.00%(a)	10/01/2030	313,004
265,000	Chord Energy Corp.	6.75%(a)	03/15/2033	268,661
205,000	CHS/Community Health Systems, Inc.	6.00%(a)	01/15/2029	199,172
85,000	CHS/Community Health Systems, Inc.	6.88%(a)	04/15/2029	67,653
140,000	CHS/Community Health Systems, Inc.	4.75%(a)	02/15/2031	121,164
100,000	Civitas Resources, Inc.	8.38%(a)	07/01/2028	103,780
140,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	05/15/2028	143,201
555,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	02/15/2030	573,762
455,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	09/15/2032	465,367
90,000	Clarivate Science Holdings Corp.	4.88%(a)	07/01/2029	85,135
130,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	126,404
215,000	Clear Channel Outdoor Holdings, Inc.	7.13%(a)	02/15/2031	222,394
305,000	Clearway Energy Operating LLC	4.75%(a)	03/15/2028	301,558
155,000	Cleveland-Cliffs, Inc.	6.88%(a)	11/01/2029	158,088
135,000	Cloud Software Group, Inc.	6.50%(a)	03/31/2029	136,366
90,000	Cloud Software Group, Inc.	9.00%(a)	09/30/2029	93,451
110,000	Cloud Software Group, Inc.	6.63%(a)	08/15/2033	112,089
160,000	Clydesdale Acquisition Holdings, Inc.	6.75%(a)	04/15/2032	164,255

Principal Amount $	Security Description	Rate	Maturity	Value $
205,000	CNX Midstream Partners LP	4.75%(a)	04/15/2030	196,743
185,000	CNX Resources Corp.	6.00%(a)	01/15/2029	185,210
47,000	CommScope LLC	4.75%(a)	09/01/2029	46,757
95,000	CommScope LLC	9.50%(a)	12/15/2031	98,394
65,000	CommScope Technologies LLC	5.00%(a)	03/15/2027	64,545
180,000	CoreWeave, Inc.	9.25%(a)	06/01/2030	186,121
30,000	Cornerstone Building Brands, Inc.	6.13%(a)	01/15/2029	24,532
155,000	Cornerstone Building Brands, Inc.	9.50%(a)	08/15/2029	150,753
110,000	Cougar JV Subsidiary LLC	8.00%(a)	05/15/2032	117,110
470,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%(a)	06/15/2031	465,939
430,000	CSC Holdings LLC	6.50%(a)	02/01/2029	318,185
100,000	Dana, Inc.	5.38%	11/15/2027	99,941
290,000	Dcli Bidco LLC	7.75%(a)	11/15/2029	301,809
155,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	153,432
75,000	Diebold Nixdorf, Inc.	7.75%(a)	03/31/2030	79,302
190,000	Directv Financing LLC	8.88%(a)	02/01/2030	187,905
78,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%(a)	08/15/2027	77,971
335,000	DISH DBS Corp.	5.75%(a)	12/01/2028	321,429
220,000	DISH DBS Corp.	5.13%	06/01/2029	188,323
120,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	103,355
210,000	EchoStar Corp.	10.75%	11/30/2029	231,200
440,000	Ellucian Holdings, Inc.	6.50%(a)	12/01/2029	448,104
70,000	Embarq LLC	8.00%	06/01/2036	35,044
320,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%(a)	12/15/2030	329,344
130,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	122,084
120,000	Freedom Mortgage Holdings LLC	8.38%(a)	04/01/2032	125,878
145,000	FTAI Aviation Investors LLC	5.88%(a)	04/15/2033	146,041
115,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	106,836
150,000	Gates Corp./DE	6.88%(a)	07/01/2029	155,835
445,000	Genesee & Wyoming, Inc.	6.25%(a)	04/15/2032	452,739
200,000	Genting New York LLC / GENNY Capital, Inc.	7.25%(a)	10/01/2029	206,730
140,000	Goat Holdco LLC	6.75%(a)	02/01/2032	143,625
95,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	89,317
80,000	GrafTech Finance, Inc.	4.63%(a)	12/23/2029	56,425
295,000	Gray Media, Inc.	9.63%(a)	07/15/2032	301,641
145,000	Gray Media, Inc.	7.25%(a)	08/15/2033	143,779
415,000	Griffon Corp.	5.75%	03/01/2028	415,488
150,000	Group 1 Automotive, Inc.	6.38%(a)	01/15/2030	153,736
240,000	Gulfport Energy Operating Corp.	6.75%(a)	09/01/2029	246,586
305,000	Harvest Midstream I LP	7.50%(a)	05/15/2032	312,570
315,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63%(a)	05/01/2028	305,704
155,000	Herc Holdings, Inc.	7.00%(a)	06/15/2030	161,129
140,000	Hess Midstream Operations LP	5.50%(a)	10/15/2030	141,117
110,000	Hightower Holding LLC	6.75%(a)	04/15/2029	108,618
125,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25%(a)	02/15/2035	122,245
300,000	Hilton Domestic Operating Co., Inc.	5.75%(a)	09/15/2033	304,223
195,000	HUB International Ltd.	7.25%(a)	06/15/2030	203,516
150,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	147,560
200,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	200,812
335,000	Installed Building Products, Inc.	5.75%(a)	02/01/2028	334,740
195,000	IQVIA, Inc.	6.25%(a)	06/01/2032	200,731
195,000	Iron Mountain, Inc.	7.00%(a)	02/15/2029	201,103
50,000	Iron Mountain, Inc.	6.25%(a)	01/15/2033	51,038
100,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	101,513

128	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
140,000	K Hovnanian Enterprises, Inc.	8.00%(a)	04/01/2031	143,650
320,000	Kodiak Gas Services LLC	7.25%(a)	02/15/2029	332,283
155,000	Kodiak Gas Services LLC	6.50%(a)	10/01/2033	157,914
155,000	Kodiak Gas Services LLC	6.75%(a)	10/01/2035	159,244
315,000	Lamar Media Corp.	5.38%(a)	11/01/2033	313,077
65,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	60,228
90,000	LBM Acquisition LLC	9.50%(a)	06/15/2031	94,686
115,000	Level 3 Financing, Inc.	3.75%(a)	07/15/2029	98,604
195,000	Level 3 Financing, Inc.	4.50%(a)	04/01/2030	179,156
475,000	Level 3 Financing, Inc.	6.88%(a)	06/30/2033	484,507
155,000	LFS Topco LLC	8.75%(a)	07/15/2030	155,837
335,000	Life Time, Inc.	6.00%(a)	11/15/2031	340,576
190,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	199,730
220,000	Light & Wonder International, Inc.	7.25%(a)	11/15/2029	225,950
635,000	Light & Wonder International, Inc.	6.25%(a)	10/01/2033	636,505
135,000	Lindblad Expeditions LLC	7.00%(a)	09/15/2030	137,689
460,000	M/I Homes, Inc.	4.95%	02/01/2028	457,156
550,000	Madison IAQ LLC	5.88%(a)	06/30/2029	543,824
180,000	Matador Resources Co.	6.50%(a)	04/15/2032	181,848
210,000	Match Group Holdings II LLC	5.00%(a)	12/15/2027	209,579
70,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	69,391
90,000	Mavis Tire Express Services Topco Corp.	6.50%(a)	05/15/2029	89,643
65,000	McAfee Corp.	7.38%(a)	02/15/2030	60,369
120,000	McGraw-Hill Education, Inc.	5.75%(a)	08/01/2028	120,032
45,000	McGraw-Hill Education, Inc.	7.38%(a)	09/01/2031	46,792
345,000	Medline Borrower LP	5.25%(a)	10/01/2029	342,272
135,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25%(a)	04/01/2029	138,598
115,000	Michaels Cos., Inc.	5.25%(a)	05/01/2028	106,422
160,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%(a)	05/01/2029	155,643
220,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%(a)	04/01/2032	226,133
150,000	Nabors Industries, Inc.	9.13%(a)	01/31/2030	156,114
170,000	Nassau Cos. of New York	7.88%(a)	07/15/2030	173,767
230,000	Nationstar Mortgage Holdings, Inc.	6.00%(a)	01/15/2027	230,000
85,000	Navient Corp.	5.00%	03/15/2027	84,685
85,000	Navient Corp.	7.88%	06/15/2032	89,548
90,000	NCL Corp. Ltd.	5.88%(a)	01/15/2031	90,061
90,000	NCL Corp. Ltd.	6.25%(a)	09/15/2033	90,522
195,000	Newell Brands, Inc.	6.38%	05/15/2030	193,692
90,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%(a)	02/15/2029	92,345
160,000	Nissan Motor Acceptance Co. LLC	5.63%(a)	09/29/2028	160,203
540,000	Novelis Corp.	6.88%(a)	01/30/2030	560,414
150,000	NRG Energy, Inc.	6.00%(a)	02/01/2033	152,449
70,000	NRG Energy, Inc.	5.75%(a)	01/15/2034	69,972
105,000	Olin Corp.	6.63%(a)	04/01/2033	105,673
200,000	Olympus Water US Holding Corp.	9.75%(a)	11/15/2028	210,025
200,000	Olympus Water US Holding Corp.	7.25%(a)	02/15/2033	200,333
220,000	OneMain Finance Corp.	6.63%	01/15/2028	225,464
190,000	OneMain Finance Corp.	6.13%	05/15/2030	192,555
155,000	OneMain Finance Corp.	7.50%	05/15/2031	162,167
100,000	OneMain Finance Corp.	7.13%	09/15/2032	103,429
225,000	OneMain Finance Corp.	6.50%	03/15/2033	225,637
190,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%(a)	02/15/2031	200,583
170,000	Panther Escrow Issuer LLC	7.13%(a)	06/01/2031	176,939
310,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(a)	02/01/2030	319,825
55,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%	02/15/2028	54,708
75,000	Penn Entertainment, Inc.	4.13%(a)	07/01/2029	70,352
110,000	PennyMac Financial Services, Inc.	4.25%(a)	02/15/2029	106,553

Principal Amount $	Security Description	Rate	Maturity	Value $
120,000	PennyMac Financial Services, Inc.	7.88%(a)	12/15/2029	127,439
105,000	PennyMac Financial Services, Inc.	6.88%(a)	05/15/2032	108,883
115,000	Permian Resources Operating LLC	6.25%(a)	02/01/2033	117,227
250,000	PetSmart LLC / PetSmart Finance Corp.	7.50%(a)	09/15/2032	250,997
175,000	Pike Corp.	5.50%(a)	09/01/2028	174,584
100,000	Pike Corp.	8.63%(a)	01/31/2031	107,400
185,000	Post Holdings, Inc.	6.38%(a)	03/01/2033	187,185
60,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63%(a)	09/01/2029	32,475
95,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25%(a)	01/15/2028	95,053
515,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25%(a)	04/01/2029	515,324
125,000	Qnity Electronics, Inc.	6.25%(a)	08/15/2033	127,804
720,000	Quikrete Holdings, Inc.	6.75%(a)	03/01/2033	749,123
105,000	QXO Building Products, Inc.	6.75%(a)	04/30/2032	108,979
35,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%(a)	09/15/2026	31,937
89,465	Radiology Partners, Inc. (9.78% Cash or 9.78% PIK)	9.78%(a)	02/15/2030	87,603
270,000	Radiology Partners, Inc.	8.50%(a)	07/15/2032	279,743
245,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50%(a)	06/15/2033	252,488
410,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63%(a)	02/01/2033	415,752
165,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.25%(a)	10/15/2030	166,574
145,000	Rocket Cos., Inc.	6.13%(a)	08/01/2030	148,923
145,000	Rocket Cos., Inc.	6.38%(a)	08/01/2033	149,838
335,000	Rockies Express Pipeline LLC	6.75%(a)	03/15/2033	350,097
30,000	Sabre GLBL, Inc.	8.63%(a)	06/01/2027	30,449
190,000	Sabre GLBL, Inc.	10.75%(a)	11/15/2029	184,328
210,000	Sealed Air Corp./Sealed Air Corp. US	7.25%(a)	02/15/2031	220,619
290,000	Select Medical Corp.	6.25%(a)	12/01/2032	290,391
205,000	Service Properties Trust	0.00%(a)	09/30/2027	180,970
50,000	Service Properties Trust	5.50%	12/15/2027	49,121
105,000	Service Properties Trust	8.88%	06/15/2032	105,682
355,000	Sirius XM Radio LLC	5.50%(a)	07/01/2029	355,366
155,000	Six Flags Entertainment Corp.	7.25%(a)	05/15/2031	155,163
180,000	SM Energy Co.	7.00%(a)	08/01/2032	180,270
315,000	Solstice Advanced Materials, Inc.	5.63%(a)	09/30/2033	316,238
180,000	Sotera Health Holdings LLC	7.38%(a)	06/01/2031	189,228
115,000	Standard Building Solutions, Inc.	6.50%(a)	08/15/2032	118,110
450,000	Standard Building Solutions, Inc.	6.25%(a)	08/01/2033	456,437
195,000	Staples, Inc.	10.75%(a)	09/01/2029	193,785
95,000	Star Leasing Co. LLC	7.63%(a)	02/15/2030	92,407
270,000	Starwood Property Trust, Inc.	5.25%(a)	10/15/2028	270,247
140,000	Starwood Property Trust, Inc.	7.25%(a)	04/01/2029	147,181
155,000	Starwood Property Trust, Inc.	6.00%(a)	04/15/2030	157,481
25,000	Starz Capital Holdings LLC	5.50%(a)	04/15/2029	20,523
330,000	Station Casinos LLC	6.63%(a)	03/15/2032	339,227
135,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%(a)	06/01/2031	128,538
205,000	SunCoke Energy, Inc.	4.88%(a)	06/30/2029	191,792
115,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	115,038
40,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	15,600
190,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%(a)	02/15/2029	195,812

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	129

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
90,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.75%(a)	03/15/2034	89,153
80,000	Tenet Healthcare Corp.	6.25%	02/01/2027	80,041
220,000	Tenet Healthcare Corp.	6.13%	06/15/2030	223,082
215,000	TransDigm, Inc.	6.88%(a)	12/15/2030	222,962
280,000	TransDigm, Inc.	6.38%(a)	05/31/2033	283,848
20,000	TransDigm, Inc.	6.25%(a)	01/31/2034	20,583
35,000	TransDigm, Inc.	6.75%(a)	01/31/2034	36,214
90,000	Transocean International Ltd.	8.00%(a)	02/01/2027	89,944
69,750	Transocean Poseidon Ltd.	6.88%(a)	02/01/2027	69,890
180,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	192,150
25,000	Tronox, Inc.	9.13%(a)	09/30/2030	24,509
225,000	UKG, Inc.	6.88%(a)	02/01/2031	232,333
225,000	United Airlines, Inc.	4.63%(a)	04/15/2029	221,725
1,180,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	1,183,564
75,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	10.50%(a)	02/15/2028	79,037
120,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63%(a)	06/15/2032	114,717
310,000	Univision Communications, Inc.	8.50%(a)	07/31/2031	320,376
90,000	Upbound Group, Inc.	6.38%(a)	02/15/2029	88,948
335,000	US Foods, Inc.	5.75%(a)	04/15/2033	337,592
435,000	Vail Resorts, Inc.	6.50%(a)	05/15/2032	450,071
155,000	Venture Global LNG, Inc.	8.13%(a)	06/01/2028	160,544
290,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	304,696
80,000	Venture Global LNG, Inc.	9.88%(a)	02/01/2032	87,148
50,000	Venture Global Plaquemines LNG LLC	7.50%(a)	05/01/2033	55,282
300,000	Venture Global Plaquemines LNG LLC	6.50%(a)	01/15/2034	315,985
100,000	Veritiv Operating Co.	10.50%(a)	11/30/2030	107,448
430,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	451,448
230,000	Viking Cruises Ltd.	5.88%(a)	09/15/2027	230,240
605,000	Viking Cruises Ltd.	5.88%(a)	10/15/2033	606,181
115,000	Vistra Operations Co. LLC	7.75%(a)	10/15/2031	121,776
135,000	Vistra Operations Co. LLC	6.88%(a)	04/15/2032	141,292
135,000	Vital Energy, Inc.	7.88%(a)	04/15/2032	131,142
5,040	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.23%(a)	04/30/2030	4,839
150,000	Voyager Parent LLC	9.25%(a)	07/01/2032	158,724
130,000	VT Topco, Inc.	8.50%(a)	08/15/2030	132,355
180,000	Walker & Dunlop, Inc.	6.63%(a)	04/01/2033	184,226
120,000	Wand NewCo 3, Inc.	7.63%(a)	01/30/2032	126,528
265,000	WarnerMedia Holdings, Inc.	4.05%	03/15/2029	255,946
105,000	WarnerMedia Holdings, Inc.	4.28%	03/15/2032	96,337
180,000	WarnerMedia Holdings, Inc.	5.05%	03/15/2042	143,810
480,000	Watco Cos. LLC / Watco Finance Corp.	7.13%(a)	08/01/2032	497,239
120,000	Wayfair LLC	7.25%(a)	10/31/2029	124,025
265,000	WBI Operating LLC	6.50%(a)	10/15/2033	264,669
85,000	Weatherford International Ltd.	8.63%(a)	04/30/2030	86,951
315,000	Weatherford International Ltd.	6.75%(a)	10/15/2033	315,416
285,000	WESCO Distribution, Inc.	6.38%(a)	03/15/2033	295,641
145,000	Whirlpool Corp.	6.50%	06/15/2033	144,836
140,000	Windstream Services LLC	7.50%(a)	10/15/2033	140,050
150,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25%(a)	10/01/2031	155,498
160,000	WR Grace Holdings LLC	5.63%(a)	08/15/2029	148,846
630,000	XHR LP	6.63%(a)	05/15/2030	648,096
215,000	XPO, Inc.	7.13%(a)	06/01/2031	225,208
	Total US Corporate Bonds (Cost $55,100,916)			55,751,683

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 13.5%
	Federal Home Loan Mortgage Corp.
4,335,400	Pool RJ1071	6.00%	03/01/2054	4,495,214
4,325,597	Pool SD5141	6.00%	04/01/2054	4,457,077

Principal Amount $	Security Description	Rate	Maturity	Value $
2,836,351	Pool SD5964	5.50%	11/01/2053	2,899,928
5,302,464	Pool SL0223	5.50%	02/01/2055	5,394,667
412,336	Series 3926-HS (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.96%(h)(i)	09/15/2041	36,532
1,203,733	Series 4981-GF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.87%	06/25/2050	1,170,214
3,235,471	Series 5020-IH	3.00%(h)	08/25/2050	521,218
3,791,493	Series 5031-IQ	2.50%(h)	10/25/2050	571,782
9,277,541	Series 5142-QI	3.00%(h)	09/25/2051	1,533,998
7,617,416	Series 5181-EI	2.50%(h)	05/25/2050	1,082,093
2,563,303	Series 5481-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	12/25/2054	2,580,814
4,588,436	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	4,569,221
3,868,674	Series 5524-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	3,864,494
3,852,553	Series 5527-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	09/25/2054	3,860,643
1,455,226	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	09/25/2054	1,458,282
11,597,004	Series 5531-AI	3.50%(h)	06/25/2041	1,455,838
1,538,855	Series 5543-FM (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	06/25/2055	1,555,961
5,471,103	Series 5570-FA (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.76%	05/25/2055	5,515,659
	Federal National Mortgage Association
3,224,272	Pool CB7268	6.00%	10/01/2053	3,334,115
2,673,973	Pool CB7996	6.00%	02/01/2054	2,770,607
3,899,097	Pool CB8845	5.50%	07/01/2054	3,990,842
8,092,493	Pool CB9973	5.50%	02/01/2055	8,243,849
4,454,093	Pool FS6422	6.00%	11/01/2053	4,655,902
3,483,843	Pool FS7252	5.00%	11/01/2053	3,470,358
1,907,201	Pool FS7738	6.00%	03/01/2054	1,988,315
2,763,989	Pool FS8152	6.00%	06/01/2054	2,855,218
5,195,419	Pool MA5010	5.50%	05/01/2053	5,262,679
5,206,232	Series 2013-12-FT (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.82%	02/25/2043	5,103,644
6,600,426	Series 2017-11-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.58%(h)(i)	03/25/2047	810,183
3,713,765	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.97%	10/25/2049	3,608,690
19,699,802	Series 2019-M7-X	0.44%(g)(h)	04/25/2029	192,928
4,358,489	Series 2020-15-ID	3.00%(h)	03/25/2050	767,257
6,384,561	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.68%(h)(i)	08/25/2050	838,487
3,479,645	Series 2020-84-LI	2.50%(h)	12/25/2050	538,285
4,892,043	Series 2020-88-PI	2.50%(h)	12/25/2050	786,413
2,555,941	Series 2021-3-QI	2.50%(h)	02/25/2051	430,766
7,648,445	Series 2021-32-AI	3.00%(h)	05/25/2046	936,527
7,293,335	Series 2021-42-IA	3.00%(h)	02/25/2051	1,125,106
4,414,977	Series 2022-43-FA (30 day avg SOFR US + 0.55%, 0.55% Floor, 6.00% Cap)	4.91%	07/25/2052	4,322,504
2,894,892	Series 2022-86-IO	2.50%(h)	05/25/2050	422,639

130	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
2,743,198	Series 2024-100-FD (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.81%	06/25/2054	2,756,557
3,237,041	Series 2024-33-FE (30 day avg SOFR US + 1.25%, 1.25% Floor, 7.00% Cap)	5.61%	06/25/2054	3,258,625
2,339,421	Series 2024-76-FD (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.61%	11/25/2054	2,348,353
1,864,995	Series 2024-80-FA (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.00% Cap)	5.81%	11/25/2054	1,873,336
3,917,883	Series 2024-89-FD (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.76%	09/25/2053	3,931,200
3,488,440	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.81%	12/25/2054	3,519,698
6,647,567	Series 2024-95-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.86%	12/25/2054	6,687,120
5,053,895	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.61%	04/25/2055	5,071,955
6,313,456	Series 2025-33-FE (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.81%	08/25/2054	6,373,896
5,983,820	Series 427-C7	2.50%(h)	08/25/2035	474,348
15,747,756	Series 431-C10	2.00%(h)	04/25/2042	1,446,206
10,290,094	Series 431-C34	1.50%(h)	06/25/2037	541,261
8,483,231	Series 434-C35	3.00%(h)	10/25/2052	1,508,836
19,129,836	Series 437-C1	1.50%(h)	05/25/2037	1,007,998
	FREMF Mortgage Trust
639,609	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.97%(a)	05/25/2026	637,370
700,066	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.72%(a)	03/25/2027	694,663
1,907,466	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.47%(a)	10/25/2029	1,843,724
	Government National Mortgage Association
6,704,286	Series 2019-128-KS (-1 x 1 mo. Term SOFR + 2.74%, 0.00% Floor, 2.85% Cap)	0.00%(h)(i)	10/20/2049	47,987
5,739,469	Series 2020-104-SB (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.90%(h)(i)	07/20/2050	798,838
12,477,446	Series 2020-115-YS (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00%(h)(i)	08/20/2050	523,035
24,874,050	Series 2020-129-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(h)(i)	09/20/2050	426,734
31,736,770	Series 2020-146-IJ	2.50%(h)	10/20/2050	4,870,334
3,128,796	Series 2020-154-MI	3.00%(h)	10/20/2050	536,189
12,592,132	Series 2020-189-SU (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(h)(i)	12/20/2050	1,908,717
7,080,499	Series 2021-1-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(h)(i)	01/20/2051	1,031,232
4,115,867	Series 2021-116-XI	3.50%(h)	03/20/2051	762,183
10,525,692	Series 2021-193-DS (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(h)(i)	11/20/2051	51,876
7,029,659	Series 2021-209-IP	3.00%(h)	11/20/2051	665,643

Principal Amount $	Security Description	Rate	Maturity	Value $
66,584,800	Series 2021-213-ES (-1 x 30 day avg SOFR US + 1.70%, 0.00% Floor, 1.70% Cap)	0.00%(h)(i)	12/20/2051	179,120
26,356,395	Series 2021-35-IO	1.03%(g)(h)	12/16/2062	1,915,145
2,824,216	Series 2022-137-IO	3.00%(h)	01/20/2052	379,385
46,273,129	Series 2022-192-IO	0.67%(g)(h)	09/16/2064	2,539,715
8,567,188	Series 2022-9-MI	3.50%(h)	01/20/2052	1,105,059
23,900,923	Series 2023-15-IO	0.92%(g)(h)	08/16/2064	1,648,960
8,429,261	Series 2023-172-IO	1.33%(g)(h)	02/16/2066	782,817
12,218,060	Series 2023-33-IO	0.94%(g)(h)	05/16/2063	821,022
46,086,931	Series 2024-15-BI	0.72%(g)(h)	10/16/2065	2,688,306
10,422,979	Series 2024-158-IO	1.09%(g)(h)	12/16/2065	827,778
8,494,727	Series 2024-170-AI	0.76%(g)(h)	10/16/2065	549,746
7,186,918	Series 2024-170-IO	1.00%(g)(h)	03/16/2066	553,498
4,913,128	Series 2024-174-HI	3.00%(h)	05/20/2051	761,727
3,049,606	Series 2024-24-DI	3.50%(h)	11/20/2051	562,866
42,194,757	Series 2024-35-IB	0.80%(g)(h)	07/16/2065	2,657,801
3,595,249	Series 2024-6-BI	3.00%(h)	12/20/2051	556,949
19,583,040	Series 2025-36-IO	0.84%(g)(h)	07/16/2066	1,447,888
8,840,917	Series 2025-48-IO	2.50%(h)	10/20/2051	1,292,863
9,684,264	Series 2025-54-IO	0.64%(g)(h)	08/16/2067	567,487
20,350,485	Series 2025-77-IO	0.79%(g)(h)	03/16/2066	1,454,087
14,102,969	Series 2025-92-IO	0.55%(g)(h)	05/16/2067	808,917
	Total US Government and Agency Mortgage Backed Obligations (Cost $185,231,807)			183,177,999

US GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
6,567,831	United States Treasury Inflation Indexed Bonds	2.38%	01/15/2027	6,686,243
13,386,555	United States Treasury Inflation Indexed Bonds	0.13%	04/15/2027	13,203,965
6,543,240	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	6,649,517
14,180,000	United States Treasury Note/Bond	0.75%	04/30/2026	13,932,424
	Total US Government and Agency Obligations (Cost $40,279,180)			40,472,149

Shares	Security Description	Value $
COMMON STOCKS - 0.0%(j)
711	Stichting Administratiekantoor ADR(e)(k)	—
261	Stichting Administratiekantoor Unigel Creditors(e)(k)	—
	Total Common Stocks (Cost $—)	—

Principal Amount $	Security Description	Value $
ESCROW NOTES - 0.0%(j)
600,000	Credito Real SAB de CV SOFOM ER(k)	5,250
125,000	Parkland Corp.(e)(k)	63
	Total Escrow Notes (Cost $580,750)	5,313

Shares	Security Description	Value $
AFFILIATED MUTUAL FUNDS - 3.0%
4,330,508	DoubleLine Emerging Markets Local Currency Bond Fund - Class I	40,879,998
	Total Affiliated Mutual Funds (Cost $40,000,000)	40,879,998

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	131

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 12.7%
17,101,641	First American Government Obligations Fund - U	4.07%(l)		17,101,641
17,101,641	JPMorgan US Government Money Market Fund - IM	4.09%(l)		17,101,641
17,101,641	MSILF Government Portfolio - Institutional	4.05%(l)		17,101,641

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
90,000,000	United States Treasury Bill	0.00%	10/16/2025	89,848,163
32,900,000	United States Treasury Bill	0.00%	07/09/2026	31,985,012
	Total Short Term Investments (Cost $173,095,558)			173,138,098
	Total Investments - 100.5% (Cost $1,418,157,266)			1,367,384,653
	Other Liabilities in Excess of Assets - (0.5)%			(6,724,397)
	NET ASSETS - 100.0%			$1,360,660,256

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	17.0%
Collateralized Loan Obligations	13.6%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	12.7%
Non-Agency Commercial Mortgage Backed Obligations	10.7%
Bank Loans	10.6%
Asset Backed Obligations	6.3%
Foreign Corporate Bonds	4.4%
US Corporate Bonds	4.1%
Affiliated Mutual Funds	3.0%
US Government and Agency Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Escrow Notes	0.0%(j)
Common Stocks	0.0%(j)
Other Assets and Liabilities	(0.5)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	17.0%
Collateralized Loan Obligations	13.6%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	12.7%
Non-Agency Commercial Mortgage Backed Obligations	10.7%
Asset Backed Obligations	6.3%
Affiliated Mutual Funds	3.0%
US Government and Agency Obligations	3.0%
Energy	1.5%
Electronics/Electric	1.4%
Healthcare	1.4%
Transportation	1.3%
Banking	1.1%
Utilities	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Media	0.9%
Hotels/Motels/Inns and Casinos	0.9%
Commercial Services	0.9%
Finance	0.8%
Industrial Equipment	0.8%
Retailers (other than Food/Drug)	0.8%
Insurance	0.7%
Telecommunications	0.6%
Construction	0.6%
Mining	0.5%
Aerospace & Defense	0.5%
Chemicals/Plastics	0.4%
Business Equipment and Services	0.4%
Technology	0.4%
Building and Development (including Steel/Metals)	0.4%
Food Products	0.4%
Consumer Products	0.4%
Automotive	0.3%
Leisure	0.2%
Containers and Glass Products	0.2%
Pharmaceuticals	0.2%
Real Estate	0.2%

132	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Diversified Manufacturing	0.2%
IT Services	0.1%
Beverage and Tobacco	0.1%
Chemical Products	0.1%
Financials	0.0%(j)
Pulp & Paper	0.0%(j)
Food Service	0.0%(j)
Escrow Notes	0.0%(j)
Other Assets and Liabilities	(0.5)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $646,127,413 or 47.5% of the Fund’s net assets.
(b)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)
Value determined using significant unobservable inputs.
(f)
Perpetual maturity. The date disclosed is the next call date of the security.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(h)
Interest only security
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)
Represents less than 0.05% of net assets.
(k)
Non-income producing security.
(l)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR Secured Overnight Financing Rate
A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended September 30, 2025 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2025	Change in Unrealized for the Period Ended September 30, 2025	Value at September 30, 2025	Shares Held at September 30, 2025	Dividend Income Earned for the Period Ended September 30, 2025
DoubleLine Emerging Markets Local Currency Bond Fund (Class I)	$ —	$40,000,000	$ —	$ —	$879,998	$40,879,998	4,330,508	$520,530

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	133

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 69.9%
BRAZIL - 11.3%
1,176,000	BRF GmbH	4.35%	09/29/2026	1,167,735
2,500,000	Cosan Luxembourg SA	5.50%	09/20/2029	2,469,351
105,102	Invepar Holdings	0.00%(a)(b)	12/30/2028	—
1,500,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%	04/15/2031	1,486,649
1,600,000	Minerva Luxembourg SA	5.88%	01/19/2028	1,602,016
2,464,257	MV24 Capital BV	6.75%	06/01/2034	2,448,135
800,000	NBM US Holdings, Inc.	7.00%	05/14/2026	799,342
900,000	NBM US Holdings, Inc.	6.63%	08/06/2029	913,016
2,120,184	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	2,164,968
400,000	Raizen Fuels Finance SA	5.30%	01/20/2027	398,719
900,000	Ultrapar International SA	5.25%	10/06/2026	898,415
200,000	Ultrapar International SA	5.25%	06/06/2029	200,672
				14,549,018

CHILE - 8.1%
800,000	Antofagasta PLC	2.38%	10/14/2030	725,672
2,000,000	Cencosud SA	4.38%	07/17/2027	2,003,706
4,410,536	Chile Electricity PEC SpA	0.00%(c)	01/25/2028	3,986,022
278,000	Empresa Electrica Angamos SA	4.88%	05/25/2029	253,115
899,870	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	891,726
2,495,240	GNL Quintero SA	4.63%	07/31/2029	2,500,685
				10,360,926

COLOMBIA - 5.2%
3,019,237	AL Candelaria Spain SA	7.50%	12/15/2028	3,072,089
3,200,000	Banco de Bogota SA	6.25%	05/12/2026	3,241,273
280,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	280,748
				6,594,110

GUATEMALA - 3.7%
2,300,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	2,296,550
1,503,000	Millicom International Cellular SA	5.13%	01/15/2028	1,499,051
965,700	Millicom International Cellular SA	6.25%	03/25/2029	975,318
				4,770,919

INDIA - 8.4%
841,500	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	774,844
2,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	2,359,815
2,400,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	2,379,383
1,491,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	1,413,602
1,300,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	1,306,451
750,000	Reliance Industries Ltd.	3.67%	11/30/2027	741,928
1,800,000	Wipro IT Services LLC	1.50%	06/23/2026	1,763,706
				10,739,729

INDONESIA - 3.1%
1,100,000	Freeport Indonesia PT	4.76%	04/14/2027	1,107,788
400,000	Freeport Indonesia PT	4.76%(c)	04/14/2027	402,832
2,500,000	Freeport-McMoRan, Inc.	4.13%	03/01/2028	2,485,993
				3,996,613

Principal Amount $	Security Description	Rate	Maturity	Value $
JAMAICA - 0.0%(d)
175,590	Digicel Group Holdings Ltd.	0.00%(b)(c)	12/31/2030	7,953
56,293	Digicel Group Holdings Ltd.	0.00%(b)(c)	12/31/2030	363
				8,316

MALAYSIA - 0.6%
800,000	Axiata SPV2 Bhd	4.36%	03/24/2026	803,090

MEXICO - 9.9%
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	1,291,216
3,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	3,409,557
2,200,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(e)	06/08/2026	2,192,442
1,000,000	Cemex SAB de CV	5.45%	11/19/2029	1,012,428
1,800,000	Comision Federal de Electricidad	4.75%	02/23/2027	1,806,872
2,923,985	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	2,988,073
				12,700,588

PARAGUAY - 1.7%
1,250,000	Banco Continental SAECA	2.75%	12/10/2025	1,246,062
146,667	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	111,933
874,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	871,369
				2,229,364

PERU - 9.9%
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(c)	09/30/2031	1,771,348
1,450,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	1,426,919
2,325,000	Fenix Power Peru SA	4.32%	09/20/2027	2,310,191
1,400,000	InRetail Consumer	3.25%	03/22/2028	1,362,541
2,240,000	InRetail Shopping Malls	5.75%	04/03/2028	2,249,256
1,700,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	1,691,922
22,827	Interoceanica IV Finance Ltd. Series 2007	0.00%(b)	11/30/2025	22,485
1,869,688	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	1,810,764
				12,645,426

SINGAPORE - 6.1%
3,300,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	3,262,113
2,100,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	2,108,211
2,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	2,469,961
				7,840,285

134	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
SOUTH AFRICA - 1.0%
1,100,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	1,064,671
200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	209,764
				1,274,435

UNITED ARAB EMIRATES - 0.4%
559,352	Galaxy Pipeline Assets Bidco Ltd.	2.16%	03/31/2034	509,179

VIETNAM - 0.5%
677,601	Mong Duong Finance Holdings BV	5.13%	05/07/2029	671,030
	Total Foreign Corporate Bonds (Cost $88,643,804)			89,693,028

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 28. 4%
BRAZIL - 2.6%
200,000	Brazilian Government International Bond	4.50%	05/30/2029	198,880
1,100,000	Petrobras Global Finance BV	7.38%	01/17/2027	1,140,392
1,750,000	Petrobras Global Finance BV	6.00%	01/27/2028	1,785,763
150,000	Petrobras Global Finance BV	5.13%	09/10/2030	148,439
				3,273,474

CHILE - 1.2%
1,521,500	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	1,600,657

COLOMBIA - 1.9%
2,500,000	Oleoducto Central SA	4.00%	07/14/2027	2,459,926

DOMINICAN REPUBLIC - 0.8%
1,000,000	Dominican Republic International Bond	5.50%	02/22/2029	1,022,750

GUATEMALA - 2.7%
2,900,000	Guatemala Government Bond	4.50%	05/03/2026	2,892,750
500,000	Guatemala Government Bond	5.25%	08/10/2029	505,375
				3,398,125

INDIA - 3.1%
1,500,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	1,499,734
2,500,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	2,487,514
				3,987,248

INDONESIA - 6.2%
2,824,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	2,804,700
3,200,000	Pertamina Persero PT	1.40%	02/09/2026	3,163,150
2,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	1,994,218
				7,962,068

Principal Amount $	Security Description	Rate	Maturity	Value $
MALAYSIA - 1.1%
1,400,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	1,384,566

MEXICO - 3.1%
750,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%(c)	05/07/2030	778,657
1,500,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	1,467,450
1,200,000	Comision Federal de Electricidad	4.69%	05/15/2029	1,183,231
500,000	Mexico Government International Bond	5.00%	05/07/2029	509,920
				3,939,258

MOROCCO - 1. 4%
600,000	Morocco Government International Bond	2.38%	12/15/2027	575,568
1,100,000	OCP SA	6.10%	04/30/2030	1,153,667
				1,729,235

PARAGUAY - 3.3%
3,144,705	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	2,579,444
297,000	Paraguay Government International Bond	5.00%	04/15/2026	298,268
143,000	Paraguay Government International Bond	4.70%	03/27/2027	144,420
1,200,000	Paraguay Government International Bond	4.95%	04/28/2031	1,215,624
				4,237,756

PERU - 1.0%
1,285,324	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	1,327,677
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $35,548,733)			36,322,740

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 2.0%
857,332	First American Government Obligations Fund - U	4.07%(f)	857,332
857,332	JPMorgan US Government Money Market Fund - IM	4.09%(f)	857,332
857,332	MSILF Government Portfolio - Institutional	4.05%(f)	857,332
	Total Short Term Investments (Cost $2,571,996)		2,571,996
	Total Investments - 100.3% (Cost $126,764,533)		128,587,764
	Other Liabilities in Excess of Assets - (0.3)%		(362,339)
	NET ASSETS - 100.0%		$128,225,425

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	135

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund (Cont.)

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	69.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	28.4%
Short Term Investments	2.0%
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	21.1%
Transportation	16.3%
Utilities	15.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	14.3%
Energy	8.7%
Consumer Products	4.8%
Mining	4.7%
Retailers (other than Food/Drug)	4.4%
Telecommunications	3.3%
Building and Development (including Steel/Metals)	2.5%
Short Term Investments	2.0%
Technology	1.4%
Food Products	0.9%
Finance	0.2%
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Brazil	13.9%
Mexico	13.0%
India	11.5%
Peru	10.9%
Chile	9.3%
Indonesia	9.3%
Colombia	7.1%
Guatemala	6.4%
Singapore	6.1%
Paraguay	5.0%
United States	2.0%
Malaysia	1.7%
Morocco	1.4%
South Africa	1.0%
Dominican Republic	0.8%
Vietnam	0.5%
United Arab Emirates	0.4%
Jamaica	0.0%(d)
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

(a)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)
Value determined using significant unobservable inputs.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $6,947,175 or 5.4% of the Fund's net assets.
(d)
Represents less than 0.05% of net assets.
(e)
Perpetual maturity. The date disclosed is the next call date of the security.
(f)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
136	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Long Duration Total Return Bond Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 92.4%
	Fannie Mae or Freddie Mac
730,000	TBA	2.50%(g)	10/15/2046	615,136
2,180,000	TBA	3.00%(g)	10/15/2050	1,915,160
	Federal Home Loan Mortgage Corp.
1,420,832	Pool SD7512	3.00%	02/01/2050	1,276,995
1,440,235	Pool SD7553	3.00%	03/01/2052	1,288,311
1,061,513	Series 4460-KB	3.50%	03/15/2045	975,524
2,000,000	Series 4994-AV	2.00%	12/25/2045	1,627,287
1,342,329	Series 5145-HZ	3.00%(a)	09/25/2051	813,439
1,971,133	Series 5155-JZ	3.00%(a)	10/25/2051	1,181,684
1,795,343	Series 5155-KZ	3.00%(a)	10/25/2051	1,106,394
1,601,895	Series 5160-ZY	3.00%(a)	10/25/2050	1,164,374
1,900,684	Series 5171-Z	2.00%(a)	12/25/2051	1,055,825
323,184	Series 5326-UO	0.00%(b)	10/25/2050	216,922
	Federal National Mortgage Association
1,421,513	Pool 310233	3.50%	03/01/2044	1,339,909
1,508,366	Pool BU5836	2.00%	11/01/2051	1,236,347
1,423,935	Pool BV9867	3.00%	05/01/2052	1,253,339
1,029,525	Pool BZ0782	5.76%	04/01/2054	1,082,311
1,029,525	Pool BZ0785	5.76%	04/01/2054	1,087,721
287,000	Pool BZ1178	5.81%	06/01/2031	298,794
1,222,352	Pool FM8691	2.50%	09/01/2051	1,047,672
1,901,162	Pool FS0176	2.50%	01/01/2052	1,612,552
1,391,535	Pool FS3826	3.00%	01/01/2052	1,225,004
1,351,640	Pool FS5984	3.00%	12/01/2050	1,216,947
1,213,142	Pool FS7149	2.50%	03/01/2052	1,038,069
1,397,233	Pool FS8304	3.00%	05/01/2052	1,249,590
1,260,000	Series 2012-128-UC	2.50%	11/25/2042	966,660
670,661	Series 2013-66-ZK	3.00%(a)	07/25/2043	508,116
1,619,194	Series 2014-42-BZ	3.00%(a)	07/25/2044	1,460,066
360,785	Series 2014-68-TD	3.00%	11/25/2044	327,674
487,706	Series 2014-80-KL	2.00%	05/25/2043	333,225
634,828	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.53%(c)(d)	09/25/2046	72,522
193,427	Series 2018-21-PO	0.00%(b)	04/25/2048	147,587
2,898,095	Series 2019-68-ZL	2.50%(a)	11/25/2049	2,282,486
1,533,990	Series 2021-17-SB (-1 x 30 day avg SOFR US + 3.30%, 0.00% Floor, 3.30% Cap)	0.00%(c)(d)	04/25/2051	27,458
1,863,716	Series 2021-93-Z	3.00%(a)	08/25/2051	1,269,506
3,178,000	Series 2023-M1-2A2	4.05%(e)	07/25/2040	2,935,083
	Freddie Mac Seasoned Credit Risk Transfer Trust
1,005,000	Series 2021-2-MBU	2.50%	11/25/2060	705,478
	Government National Mortgage Association
203,663	Series 2013-180-LO	0.00%(b)	11/16/2043	160,967

Principal Amount $	Security Description	Rate	Maturity	Value $
3,617,001	Series 2015-79-VZ	2.50%(a)	05/20/2045	3,240,522
361,013	Series 2016-12-MZ	3.00%(a)	01/20/2046	293,162
1,232,002	Series 2017-122-CZ	3.00%(a)	08/20/2047	978,614
1,415,811	Series 2021-105-JS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00%(c)(d)	06/20/2051	40,034
1,419,503	Series 2021-223-EZ	3.00%(a)	12/20/2051	1,051,665
660,032	Series 2021-42-SB (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	2.10%(c)(d)	03/20/2051	96,745
1,502,793	Series 2021-89-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(c)(d)	05/20/2051	51,212
389,669	Series 2022-160-DZ	4.50%(a)	09/20/2052	293,625
7,849,259	Series 2022-85-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(c)(d)	05/20/2052	23,049
1,859,483	Series 2022-9-MZ	3.50%(a)	01/20/2052	1,419,863
1,052,000	Series 2022-99-QG	3.50%	01/20/2052	909,911
833,883	Series 2023-140-PO	0.00%(b)	06/20/2048	566,811
1,403,318	Series 2025-1-GZ	3.50%(a)	01/20/2055	1,078,261
1,782,559	Series 2025-110-KZ	1.25%(a)	06/20/2051	1,094,441
1,620,732	Series 2025-121-ZB	2.50%(a)	08/20/2050	1,073,221
	Total US Government and Agency Mortgage Backed Obligations (Cost $52,771,496)			50,333,270

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 11.1%
2,009,042	First American Government Obligations Fund - U	4.07%(f)	2,009,042
2,009,043	JPMorgan US Government Money Market Fund - IM	4.09%(f)	2,009,043
2,009,043	MSILF Government Portfolio - Institutional	4.05%(f)	2,009,043
	Total Short Term Investments (Cost $6,027,128)		6,027,128
	Total Investments - 103.5% (Cost $58,798,624)		56,360,398
	Other Liabilities in Excess of Assets - (3.5)%		(1,893,768)
	NET ASSETS - 100.0%		$54,466,630

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	92.4%
Short Term Investments	11.1%
Other Assets and Liabilities	(3.5)%
Net Assets	100.0%

(a)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(b)
Principal only security
(c)
Interest only security
(d)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)
Seven-day yield as of period end.
(g)
Represents or includes a TBA transaction.
SOFR Secured Overnight Financing Rate

TBA
To Be Announced
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	137

(Unaudited) September 30, 2025
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra Bonds	Long	152	12/19/2025	$17,810,970	$438,531
U.S. Treasury Long Bonds	Long	50	12/19/2025	5,797,700	31,987
U.S. Treasury 2 Year Notes	Short	(47)	12/31/2025	(9,808,175)	13,448
U.S. Treasury 5 Year Notes	Long	87	12/31/2025	9,517,469	(17,477)
10 Year U.S. Ultra Treasury Notes	Short	(165)	12/19/2025	(18,840,982)	(146,909)
					$319,580

(1)
Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
138	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Strategic Commodity Fund (Consolidated)	(Unaudited) September 30, 2025

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 101.7%
934,191	First American Government Obligations Fund - U	4.07%(a)(b)		934,191
934,192	JPMorgan US Government Money Market Fund - IM	4.09%(a)(b)		934,192
934,192	MSILF Government Portfolio - Institutional	4.05%(a)(b)		934,192
15,800,000	United States Treasury Bill	0.00%(a)(c)	11/06/2025	15,736,523
56,500,000	United States Treasury Bill	0.00%(a)(c)	11/13/2025	56,229,725
	Total Short Term Investments (Cost $74,760,165)			74,768,823
	Total Investments - 101.7% (Cost $74,760,165)			$74,768,823
	Other Liabilities in Excess of Assets - (1.7)%			(1,271,312)
	NET ASSETS - 100.0%			$73,497,511

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	101.7%
Other Assets and Liabilities	(1.7)%
Net Assets	100.0%

(a)
All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly owned subsidiary of the DoubleLine Strategic Commodity Fund.
(b)
Seven-day yield as of period end.
(c)
All or a portion of security has been pledged as collateral.
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Short Commodity Basket Swap(1)(2)	Bank of America Merrill Lynch	Short	0.00%	Termination	10-01-2025	$(3,700,000)	$69,639	$ —	$69,639
Short Commodity Basket Swap(1)(3)	Canadian Imperial Bank of Commerce	Short	0.00%	Termination	10-01-2025	(3,700,000)	69,639	—	69,639
Long Commodity Basket Swap(1)(4)	Canadian Imperial Bank of Commerce	Long	0.20%	Termination	10-01-2025	3,700,000	(81,038)	—	(81,038)
Long Commodity Basket Swap(1)(5)	Bank of America Merrill Lynch	Long	0.20%	Termination	10-01-2025	3,700,000	(81,039)	—	(81,039)
Commodity Beta Basket Swap(1)(6)	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	10-01-2025	17,100,000	(243,318)	—	(243,318)
Commodity Beta Basket Swap(1)(6)	Bank of America Merrill Lynch	Long	0.23%	Termination	10-01-2025	17,100,000	(243,580)	—	(243,580)
Commodity Beta Basket Swap(1)(6)	Barclays Capital, Inc.	Long	0.20%	Termination	10-01-2025	25,200,000	(358,381)	—	(358,381)
							$(868,078)	$—	$(868,078)

(1)
All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
(2)
Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At September 30, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	0.91	$34	20.2%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	8.85	33	20.2%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.35	33	20.0%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.69	33	19.9%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	4.64	33	19.7%
			$166	100.0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	139

(Unaudited) September 30, 2025
(3)
Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At September 30, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	1.00	$37	20.3%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	9.67	36	20.2%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.48	36	20.0%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.85	36	19.9%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	5.08	36	19.6%
			$181	100.0%

(4)
Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At September 30, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Coffee Index ER	SG2MKCP	0.94	$29	20.5%
S&P GSCI 2 Month Forward GasOil Index ER	SG2MGOP	0.22	28	20.5%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.02	28	19.8%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.03	27	19.6%
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.05	27	19.6%
			$139	100.0%

(5)
Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At September 30, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Coffee Index ER	SG2MKCP	1.22	$37	20.5%
S&P GSCI 2 Month Forward GasOil Index ER	SG2MGOP	0.29	37	20.5%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.02	36	19.8%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.03	36	19.6%
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.07	36	19.6%
			$182	100.0%

(6)
Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At September 30, 2025, all constituents and their weightings were as follows:

Index	Ticker	Contract Value(7)	Value of Index	Weightings
Electrolytic Copper Future	LP1	0.20	$144	22.6%
Soybean Future	S1	0.38	120	18.9%
Nickel Future	LN1	0.30	79	12.4%
Brent Crude Future	CO1	0.09	57	9.1%
Crude Oil Future	CL1	0.09	57	9.0%
Live Cattle Future	LC1	0.15	39	6.1%
Low Sulphur Gas Oil Future	QS1	0.08	34	5.4%
Gasoline RBOB Future	XB1	0.05	31	4.9%
Sugar No. 11 Future	SB1	0.18	29	4.5%
Cotton No. 2 Future	CT1	0.46	24	3.8%
NY Harbor ULSD Heating Oil Future	HO1	0.07	21	3.3%
			$635	100.0%

(7)
Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.
140	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Global Bond Fund	(Unaudited) September 30, 2025

Principal Amount	Security Description	Rate	Maturity	Value $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 61.5%
AUSTRALIA - 3.0%
7,317,000 AUD	Australia Government Bond	1.50%	06/21/2031	4,270,630
5,500,000 AUD	Australia Government Bond	2.75%	06/21/2035	3,196,148
				7,466,778

BELGIUM - 2.5%
1,726,000 EUR	Kingdom of Belgium Government Bond	0.90%(a)	06/22/2029	1,920,356
3,800,000 EUR	Kingdom of Belgium Government Bond	2.85%(a)	10/22/2034	4,350,091
				6,270,447

CANADA - 1.8%
2,760,000 CAD	Canadian Government Bond	1.50%	06/01/2031	1,845,907
1,970,000 CAD	Canadian Government Bond	3.25%	12/01/2034	1,427,652
1,460,000 CAD	Canadian Government Bond	3.25%	06/01/2035	1,055,011
				4,328,570

CZECH REPUBLIC - 3.0%
29,600,000 CZK	Czech Republic Government Bond	2.75%	07/23/2029	1,372,792
112,600,000 CZK	Czech Republic Government Bond	6.20%	06/16/2031	6,007,783
				7,380,575

FRANCE - 5.0%
1,800,000 EUR	French Republic Government Bond OAT	0.50%(a)	05/25/2029	1,967,403
660,000 EUR	French Republic Government Bond OAT	0.00%(a)	11/25/2029	697,127
5,838,440 EUR	French Republic Government Bond OAT	0.70%(a)	07/25/2030	6,804,927
2,700,000 EUR	French Republic Government Bond OAT	1.50%(a)	05/25/2031	2,949,259
				12,418,716

GERMANY - 8.0%
7,190,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%	08/15/2030	7,572,322
5,600,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%	02/15/2031	5,817,240
5,600,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.70%	08/15/2032	6,268,915
				19,658,477

HUNGARY - 2.8%
862,000,000 HUF	Hungary Government Bond	3.00%	10/27/2027	2,436,425
1,443,000,000 HUF	Hungary Government Bond	7.00%	10/24/2035	4,387,381
				6,823,806

IRELAND - 1.6%
680,000 EUR	Ireland Government Bond	0.90%	05/15/2028	774,474
2,910,000 EUR	Ireland Government Bond	1.10%	05/15/2029	3,279,287
				4,053,761

Principal Amount	Security Description	Rate	Maturity	Value $
JAPAN - 7.9%
361,000,000 JPY	Japan Government Ten Year Bond	0.10%	12/20/2026	2,419,855
812,500,000 JPY	Japan Government Ten Year Bond	0.10%	12/20/2027	5,393,547
500,000,000 JPY	Japan Government Twenty Year Bond	1.90%	03/20/2031	3,491,532
910,000,000 JPY	Japan Government Twenty Year Bond	0.50%	03/20/2038	5,174,844
560,000,000 JPY	Japan Government Twenty Year Bond	0.30%	09/20/2039	2,962,081
				19,441,859

MEXICO - 4.4%
20,300,000 MXN	Mexican Bonos	5.75%	03/05/2026	1,098,975
86,000,000 MXN	Mexican Bonos	8.50%	02/28/2030	4,746,616
93,000,000 MXN	Mexican Bonos	7.75%	05/29/2031	4,952,660
				10,798,251

NEW ZEALAND - 2.2%
6,850,000 NZD	New Zealand Government Bond	1.50%	05/15/2031	3,553,182
3,100,000 NZD	New Zealand Government Bond	4.50%	05/15/2035	1,840,889
				5,394,071

PERU - 1.7%
13,900,000 PEN	Peru Government Bond	6.15%	08/12/2032	4,247,456

PORTUGAL - 2.0%
4,670,000 EUR	Portugal Obrigacoes do Tesouro OT	0.48%(a)	10/18/2030	4,979,297

SOUTH AFRICA - 4.8%
157,470,000 ZAR	Republic of South Africa Government Bond	8.88%	02/28/2035	8,957,396
45,300,000 ZAR	Republic of South Africa Government Bond	10.88%	03/31/2038	2,836,899
				11,794,295

SPAIN - 5.7%
1,470,000 EUR	Spain Government Bond	1.30%(a)	10/31/2026	1,711,860
4,440,000 EUR	Spain Government Bond	0.60%(a)	10/31/2029	4,843,757
7,070,000 EUR	Spain Government Bond	0.50%(a)	04/30/2030	7,586,087
				14,141,704

UNITED KINGDOM - 5.1%
5,100,000 GBP	United Kingdom Gilt	4.38%	03/07/2030	6,924,398
4,500,000 GBP	United Kingdom Gilt	4.25%	03/07/2036	5,782,014
				12,706,412
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $153,472,899)			151,904,475

US GOVERNMENT AND AGENCY OBLIGATIONS - 36.6%
UNITED STATES - 36.6%
3,450,000 USD	United States Treasury Note/Bond	0.38%	11/30/2025	3,429,116
5,290,000 USD	United States Treasury Note/Bond	0.75%	05/31/2026	5,184,228
4,070,000 USD	United States Treasury Note/Bond	0.63%	03/31/2027	3,892,017
3,670,000 USD	United States Treasury Note/Bond	0.50%	10/31/2027	3,443,062
3,500,000 USD	United States Treasury Note/Bond	0.63%	11/30/2027	3,285,010

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	141

(Unaudited) September 30, 2025

Principal Amount	Security Description	Rate	Maturity	Value $
8,610,000 USD	United States Treasury Note/Bond	0.63%	12/31/2027	8,060,608
11,080,000 USD	United States Treasury Note/Bond	0.75%	01/31/2028	10,376,680
10,880,000 USD	United States Treasury Note/Bond	0.63%	05/15/2030	9,459,862
13,740,000 USD	United States Treasury Note/Bond	0.63%	08/15/2030	11,848,335
13,850,000 USD	United States Treasury Note/Bond	0.88%	11/15/2030	12,011,088
10,740,000 USD	United States Treasury Note/Bond	1.13%	05/15/2040	6,844,023
4,270,000 USD	United States Treasury Note/Bond	1.38%	11/15/2040	2,787,593
3,760,000 USD	United States Treasury Note/Bond	1.75%	08/15/2041	2,552,320
6,990,000 USD	United States Treasury Note/Bond	1.25%	05/15/2050	3,430,697
6,550,000 USD	United States Treasury Note/Bond	1.38%	08/15/2050	3,295,341
1,020,000 USD	United States Treasury Note/Bond	1.88%	02/15/2051	582,854
	Total US Government and Agency Obligations (Cost $89,868,485)			90,482,834

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 1.2%
952,283	First American Government Obligations Fund - U	4.07%(b)	952,283
952,283	JPMorgan US Government Money Market Fund - IM	4.09%(b)	952,283
952,283	MSILF Government Portfolio - Institutional	4.05%(b)	952,283
	Total Short Term Investments (Cost $2,856,849)		2,856,849
	Total Investments - 99.3% (Cost $246,198,233)		245,244,158
	Other Assets in Excess of Liabilities - 0.7%		1,699,096
	NET ASSETS - 100.0%		$246,943,254

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	61.5%
US Government and Agency Obligations	36.6%
Short Term Investments	1.2%
Other Assets and Liabilities	0.7%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	37.8%
Germany	8.0%
Japan	7.9%
Spain	5.7%
United Kingdom	5.1%
France	5.0%
South Africa	4.8%
Mexico	4.4%
Australia	3.0%
Czech Republic	3.0%
Hungary	2.8%
Belgium	2.5%
New Zealand	2.2%
Portugal	2.0%
Canada	1.8%
Peru	1.7%
Ireland	1.6%
Other Assets and Liabilities	0.7%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $37,810,164 or 15.3% of the Fund’s net assets.
(b)
Seven-day yield as of period end.
AUD
Australian Dollar
CAD
Canadian Dollar
CZK
Czech Republic Koruna
EUR
Euro
GBP
British Pound
HUF
Hungarian Forint
JPY
Japanese Yen
MXN
Mexican Peso
NZD
New Zealand Dollar
PEN
Peruvian Sol
USD
United States Dollar
142	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Global Bond Fund (Cont.)
ZAR
South African Rand
Forward Currency Exchange Contracts

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
10/03/2025	Goldman Sachs	3,609,526	USD	$3,609,526	19,700,000	BRL	$3,698,717	$89,192
								$89,192

BRL
Brazilian Real
USD
United States Dollar
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	143

Schedule of Investments DoubleLine Infrastructure Income Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 48.3%
	ALTDE Trust
3,607,363	Series 2025-1A-B	6.53%(a)	08/15/2050	3,655,060
	Apollo Aviation Securitization Equity Trust
7,516,651	Series 2024-1A-B	6.90%(a)	05/16/2049	7,807,959
4,909,058	Series 2025-2A-B	6.01%(a)	02/16/2050	4,975,345
5,000,000	AZ Battery Property	6.73%(b)	02/20/2046	5,054,756
	Blackbird Capital Aircraft
1,817,990	Series 2016-1A-B	5.68%(a)(c)	12/16/2041	1,815,341
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90%(a)	05/20/2053	2,061,739
	Cloud Capital Holdco LP
3,500,000	Series 2024-2A-A2	5.92%(a)	11/22/2049	3,576,269
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-B	3.79%(a)	12/26/2051	2,196,606
	Compass Datacenters LLC
2,000,000	Series 2025-1A-B1	5.76%(a)	05/25/2050	2,028,372
	Cyrusone Holdco LLC
2,000,000	Series 2023-1A-A2	4.30%(a)	04/20/2048	1,965,257
1,308,331	Series 2023-1A-B	5.45%(a)	04/20/2048	1,286,068
1,500,000	Series 2024-3A-A2	4.65%(a)	05/20/2049	1,459,656
	DataBank Issuer
2,100,000	Series 2021-1A-C	4.43%(a)	02/27/2051	2,081,142
6,500,000	Series 2023-1A-A2	5.12%(a)	02/25/2053	6,493,786
	Diamond Infrastructure Funding LLC
2,250,000	Series 2021-1A-B	2.36%(a)	04/15/2049	2,167,313
	DigitalBridge Group, Inc.
6,250,000	Series 2023-1A-B	5.75%(a)	09/15/2048	6,273,325
	Diversified Energy Co. PLC
4,892,148	Series 2025-1A-A1	5.95%(a)	02/28/2045	4,963,798
	Falcon Aerospace Ltd.
196,038	Series 2017-1-A	4.58%(a)	02/15/2042	196,893
	GAIA Aviation Ltd.
2,244,086	Series 2019-1-A	3.97%(a)(c)	12/15/2044	2,202,660
	GoodLeap Sustainable Home Solutions Trust
2,938,840	Series 2021-3CS-B	2.41%(a)	05/20/2048	2,131,812
	GreenSky LLC
9,025,000	Series 2025-1A-D	6.22%(a)	03/25/2060	9,205,195
	Helios Issuer LLC
1,139,434	Series 2018-1A-A	4.87%(a)	07/20/2048	1,096,019
1,106,313	Series 2021-B-B	2.01%(a)	07/20/2048	816,507
	HERO Funding Trust
8,567	Series 2015-2A-A	3.99%(a)	09/20/2040	8,309
253,968	Series 2016-3A-A2	3.91%(a)	09/20/2042	242,389
648,339	Series 2016-4A-A2	4.29%(a)	09/20/2047	625,648
	Horizon Aircraft Finance Ltd.
1,535,752	Series 2019-1-A	3.72%(a)	07/15/2039	1,507,568
	Hotwire Funding LLC
5,000,000	Series 2021-1-C	4.46%(a)	11/20/2051	4,910,738
	ITE Rail Fund Levered LP
2,113,083	Series 2021-3A-A	2.21%(a)	06/28/2051	2,027,815
	JOL Air Ltd.
2,662,359	Series 2019-1-A	3.97%(a)	04/15/2044	2,637,359
	Kestrel Aircraft Funding USA LLC
646,212	Series 2018-1A-A	4.25%(a)	12/15/2038	646,973
	Luminace Issuer LLC
6,716,139	Series 2024-1-A	5.87%(a)	10/30/2031	6,719,941
	Metronet Systems Holdings LLC
3,000,000	Series 2025-2A-C	7.83%(a)	08/20/2055	3,050,128

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mosaic Solar Loans LLC
1,156,913	Series 2018-1A-A	4.01%(a)	06/22/2043	1,088,370
1,491,874	Series 2019-2A-B	3.28%(a)	09/20/2040	1,333,133
2,588,803	Series 2021-3A-B	1.92%(a)	06/20/2052	1,996,102
1,761,462	Series 2022-1A-B	3.16%(a)	01/20/2053	1,346,196
4,340,775	Series 2025-1A-A	6.12%(a)	08/22/2050	4,309,948
	Navigator Aircraft ABS Ltd.
5,000,000	Series 2025-1-B	5.89%(a)	10/15/2050	5,018,675
	NP Railcar Holdings LLC
27,838	Series 2016-1A-A1	4.16%(a)	04/20/2046	27,774
1,007,288	Series 2017-1A-A1	3.37%(a)	10/21/2047	990,443
3,978,883	Series 2021-1A-A1	2.23%(a)	03/19/2051	3,342,411
	Purewest Abs Issuer LLC
4,231,311	Series 2025-1-A1	5.69%(a)	04/05/2040	4,324,374
	QTS Issuer ABS I LLC
5,000,000	Series 2025-1A-B	5.93%(a)	05/25/2055	5,071,224
	Scalelogix Abs Us Issuer LLC
1,950,000	Series 2025-1A-B	6.16%(a)	07/25/2055	1,948,018
	Shenton Aircraft Investment Ltd.
84,507	Series 2015-1A-A	4.75%(a)	10/15/2042	83,089
	SSI ABS Issuer LLC
4,927,597	Series 2025-1-A	6.15%(a)	07/25/2065	4,998,829
	Stack Infrastructure Issuer LLC
5,280,000	Series 2025-1A-A2	5.00%(a)	05/25/2050	5,265,516
	Start/Bermuda
569,680	Series 2018-1-A	4.09%(a)	05/15/2043	570,977
	Sunnova Energy International, Inc.
926,678	Series 2020-AA-A	2.98%(a)	06/20/2047	826,360
	Switch Ltd.
4,000,000	Series 2024-1A-B	6.50%(a)	03/25/2054	4,062,026
5,000,000	Series 2024-2A-C	10.03%(a)	06/25/2054	5,170,417
	Thunderbolt Aircraft Lease
541,694	Series 2018-A-A	5.96%(a)(c)	09/15/2038	542,742
499,030	Series 2018-A-B	7.68%(a)(c)	09/15/2038	500,144
	Trinity Industries Leasing Co.
2,134,202	Series 2010-1A-A	5.19%(a)	10/16/2040	2,140,381
	Vault DI Issuer LLC
5,000,000	Series 2021-1A-A2	2.80%(a)	07/15/2046	4,897,371
	Vivant Solar Financing V Parent LLC
4,116,783	Series 2018-1A-A	4.73%(a)	04/30/2048	3,947,842
	Willis Lease Finance Corp.
4,956,982	Series 2025-A-A	5.58%(a)	06/15/2050	5,080,828
	Wireless PropCo Funding Parent LLC
3,600,000	Series 2025-1A-C	8.51%(a)	06/25/2055	3,682,981
	Total Asset Backed Obligations (Cost $171,164,971)			170,453,917

FOREIGN CORPORATE BONDS - 3.9%
2,000,000	Emirates Semb Corp. Water & Power Co. PJSC	4.45%(a)	08/01/2035	1,929,150
1,813,676	Energia Eolica SA	6.00%(b)	08/30/2034	1,840,881
2,350,061	Fermaca Enterprises S de RL de CV	6.38%(a)	03/30/2038	2,385,464
1,280,330	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	1,299,618
95,116	Interoceanica IV Finance Ltd. Series 2007	0.00%(a)(b)	11/30/2025	93,690
218,768	Interoceanica IV Finance Ltd. Series 2007	0.00%(b)	11/30/2025	215,486
6,000,000	Transelec SA	3.88%(a)	01/12/2029	5,885,574
	Total Foreign Corporate Bonds (Cost $13,825,031)			13,649,863

144	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.8%
136,322	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	140,814
2,531,699	Lima Metro Line 2 Finance Ltd.	5.88%(a)	07/05/2034	2,615,122
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,765,136)			2,755,936

US CORPORATE BONDS - 42.7%
6,000,000	Ameren Corp.	5.38%	03/15/2035	6,164,779
11,015,000	AT&T, Inc.	4.30%	12/15/2042	9,540,391
5,000,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	4,803,594
3,500,000	Cheniere Energy, Inc.	5.65%	04/15/2034	3,609,577
8,000,000	Crown Castle, Inc.	5.10%	05/01/2033	8,099,669
5,000,000	Duke Energy Florida LLC	5.88%	11/15/2033	5,399,250
8,000,000	Energy Transfer LP	5.75%	02/15/2033	8,388,770
5,000,000	Enterprise Products Operating LLC	5.55%	02/16/2055	4,945,799
8,500,000	Eversource Energy	5.13%	05/15/2033	8,622,813
7,400,000	Exelon Corp.	5.30%	03/15/2033	7,670,656
5,750,000	Flex Intermediate Holdco LLC	4.32%(a)	12/30/2039	4,786,398
2,000,000	Foundry JV Holdco LLC	6.15%(a)	01/25/2032	2,139,313
2,000,000	Foundry JV Holdco LLC	5.88%(a)	01/25/2034	2,085,537
3,000,000	Foundry JV Holdco LLC	6.30%(a)	01/25/2039	3,230,503
6,000,000	HA Sustainable Infrastructure Capital, Inc.	6.38%	07/01/2034	6,109,228
7,500,000	ITC Holdings Corp.	5.40%(a)	06/01/2033	7,776,057
5,500,000	Kinder Morgan, Inc.	5.55%	06/01/2045	5,346,450
8,000,000	MPLX LP	5.00%	03/01/2033	8,005,377
3,500,000	ONEOK, Inc.	6.63%	09/01/2053	3,725,684
5,000,000	Pluto 2 (GIP Sharon Finco)	6.64%(b)	09/30/2046	5,078,000

Principal Amount $	Security Description	Rate	Maturity	Value $
5,000,000	Sempra	5.50%	08/01/2033	5,214,986
9,150,000	Southern Co.	5.50%	03/15/2029	9,518,191
4,500,000	T-Mobile USA, Inc.	5.50%	01/15/2055	4,355,144
5,000,000	Venture Global Calcasieu Pass LLC	6.25%(a)	01/15/2030	5,217,850
6,000,000	Western Midstream Operating LP	5.25%	02/01/2050	5,226,598
5,000,000	Williams Cos., Inc.	6.30%	04/15/2040	5,420,962
	Total US Corporate Bonds (Cost $147,755,363)			150,481,576

US GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
4,000,000	United States Treasury Note/Bond	4.25%	06/30/2029	4,080,234
	Total US Government and Agency Obligations (Cost $4,022,922)			4,080,234

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 2.9%
3,354,993	First American Government Obligations Fund - U	4.07%(d)	3,354,993
3,354,992	JPMorgan US Government Money Market Fund - IM	4.09%(d)	3,354,992
3,354,993	MSILF Government Portfolio - Institutional	4.05%(d)	3,354,993
	Total Short Term Investments (Cost $10,064,978)		10,064,978
	Total Investments - 99.7% (Cost $349,598,401)		351,486,504
	Other Assets in Excess of Liabilities - 0.3%		1,169,898
	NET ASSETS - 100.0%		$352,656,402

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	48.3%
US Corporate Bonds	42.7%
Foreign Corporate Bonds	3.9%
Short Term Investments	2.9%
US Government and Agency Obligations	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Other Assets and Liabilities	0.3%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	48.3%
Energy	18.4%
Utilities	15.6%
Telecommunications	6.2%
Transportation	3.3%
Short Term Investments	2.9%
Technology	2.1%
Finance	1.8%
US Government and Agency Obligations	1.1%
Other Assets and Liabilities	0.3%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $203,543,819 or 57.7% of the Fund's net assets.
(b)
Value determined using significant unobservable inputs.
(c)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)
Seven-day yield as of period end.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	145

Schedule of Investments DoubleLine Shiller Enhanced International CAPE®	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 6.5%
	Affirm, Inc.
150,000	Series 2025-1A-B	5.13%(a)	02/15/2033	151,178
	Commonbond Student Loan Trust
227,229	Series 2017-BGS-B	3.26%(a)	09/25/2042	189,968
	DataBank Issuer
130,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	128,442
	DigitalBridge Group, Inc.
500,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	500,958
	Marlette Funding Trust
37,733	Series 2021-1A-D	2.47%(a)	06/16/2031	37,589
	Mosaic Solar Loans LLC
322,162	Series 2021-3A-A	1.44%(a)	06/20/2052	264,431
	National Collegiate Student Loan Trust
195,418	Series 2006-1-A5 (1 mo. Term SOFR + 0.46%, 0.00% Floor)	4.62%	03/25/2033	194,331
	Navient Student Loan Trust
220,535	Series 2018-A-B	3.68%(a)	02/18/2042	217,592
	Pagaya AI Debt Selection Trust
61,504	Series 2024-1-A	6.66%(a)	07/15/2031	61,914
	SoFi Consumer Loan Program Trust
148,013	Series 2025-1-A	4.80%(a)	02/27/2034	148,795
150,000	Series 2025-2-B	4.97%(a)	06/25/2034	151,706
	Tesla Sustainable Energy Trust
108,730	Series 2024-1A-A2	5.08%(a)	06/21/2050	109,600
	Theorem Funding Trust
11,893	Series 2023-1A-A	7.58%(a)	04/15/2029	11,906
	Total Asset Backed Obligations (Cost $2,163,327)			2,168,410

COLLATERALIZED LOAN OBLIGATIONS - 10.6%
	Carlyle Global Market Strategies
500,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	0.00%(a)	10/15/2038	500,000
	CBAM Ltd.
500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.77%(a)	07/17/2034	501,183
	Highbridge Loan Management Ltd.
500,000	Series 3A-2014-CR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	8.19%(a)	07/18/2029	504,952
	RR Ltd./Cayman Islands
500,000	Series 2021-14A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	5.70%(a)	04/15/2036	501,161
	Sound Point CLO Ltd.
500,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.75%(a)	07/15/2034	501,000
1,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.76%(a)	07/20/2034	1,001,986
	Venture CDO Ltd.
68,881	Series 2017-29A-AR (3 mo. Term SOFR + 1.25%, 0.99% Floor)	5.46%(a)	09/07/2030	68,998
	Total Collateralized Loan Obligations (Cost $3,570,038)			3,579,280

FOREIGN CORPORATE BONDS - 1.5%
22,000	Avolon Holdings Funding Ltd.	6.38%(a)	05/04/2028	22,955
53,000	Avolon Holdings Funding Ltd.	5.38%(a)	05/30/2030	54,388

Principal Amount $	Security Description	Rate	Maturity	Value $
2,000	BAT Capital Corp.	4.91%	04/02/2030	2,040
23,000	BAT International Finance PLC	5.93%	02/02/2029	24,166
80,000	Canadian Imperial Bank of Commerce (SOFR + 0.60%)	4.24%	09/08/2028	80,173
24,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%	01/13/2031	24,792
61,000	Canadian Pacific Railway Co.	4.80%	03/30/2030	62,493
75,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	76,543
12,000	Enbridge, Inc.	6.00%	11/15/2028	12,628
39,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.30%	08/19/2028	39,065
33,000	Rio Tinto Finance USA PLC	4.88%	03/14/2030	33,826
53,000	Royal Bank of Canada (SOFR + 0.86%)	5.19%	10/18/2028	53,180
	Total Foreign Corporate Bonds (Cost $478,206)			486,249

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.6%
	280 Park Avenue Mortgage Trust
100,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.40%(a)	09/15/2034	99,295
	ACRES Commercial Realty Ltd.
100,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.75%(a)	08/18/2040	100,625
	Arbor Multifamily Mortgage Securities Trust
1,615,284	Series 2021-MF2-XA	1.21%(a)(b)(c)	06/15/2054	76,042
	AREIT Trust
52,349	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.64%(a)	01/20/2037	52,559
	BANK
2,696,191	Series 2021-BN36-XA	0.98%(b)(c)	09/15/2064	86,588
	BBCMS Trust
1,959,743	Series 2025-5C34-XA	1.39%(b)(c)	05/15/2058	93,618
	BDS Ltd.
45,860	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.60%(a)	12/16/2036	46,027
100,000	Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.53%(a)	03/19/2043	100,376
	Benchmark Mortgage Trust
4,175,984	Series 2018-B2-XA	0.57%(b)(c)	02/15/2051	31,416
2,271,000	Series 2021-B26-XB	0.64%(a)(b)(c)	06/15/2054	68,398
1,755,003	Series 2021-B28-XA	1.35%(b)(c)	08/15/2054	89,552
	BPR Trust
100,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.32%(a)	09/15/2038	99,966
	BrightSpire Capital, Inc.
36,627	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.40%(a)	08/19/2038	36,589
100,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.08%(a)	08/19/2037	100,360
	BX Trust
87,965	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	5.19%(a)	12/15/2038	87,937
98,000	Series 2021-MFM1-B (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.21%(a)	01/15/2034	97,978
87,674	Series 2021-SOAR-B (1 mo. Term SOFR + 0.98%, 0.87% Floor)	5.14%(a)	06/15/2038	87,635

146	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
74,642	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.95%(a)	10/15/2038	74,627
	BXP Trust
100,000	Series 2017-GM-A	3.38%(a)	06/13/2039	97,742
	CFCRE Commercial Mortgage Trust
100,000	Series 2016-C7-A3	3.84%	12/10/2054	98,950
	Citigroup Commercial Mortgage Trust
2,441,064	Series 2016-C1-XA	1.98%(b)(c)	05/10/2049	8,950
100,000	Series 2016-P3-A4	3.33%	04/15/2049	99,195
	Citigroup/Deutsche Bank Commercial Mortgage Trust
100,000	Series 2016-C1-B	4.20%(b)	05/10/2049	94,141
	Commercial Mortgage Pass Through Certificates
211,800	Series 2015-CR27-XA	0.69%(b)(c)	10/10/2048	1
5,899,257	Series 2015-LC21-XD	1.19%(a)(b)(c)	07/10/2048	162
	Commercial Mortgage Trust
2,400,000	Series 2021-PF1-XD	1.22%(a)(b)(c)	11/15/2054	131,973
	Computershare Corporate Trust
397,269	Series 2015-NXS2-XA	0.05%(b)(c)	07/15/2058	4
1,453,855	Series 2015-P2-XA	0.97%(b)(c)	12/15/2048	393
153,196	Series 2018-C43-A3	3.75%	03/15/2051	151,322
2,405,711	Series 2018-C48-XA	1.10%(b)(c)	01/15/2052	56,183
100,431	Series 2019-C53-ASB	2.96%	10/15/2052	98,321
838,377	Series 2021-C59-XA	1.62%(b)(c)	04/15/2054	49,403
	Extended Stay America Trust
101,193	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.34%(a)	07/15/2038	101,272
	Franklin BSP Realty Trust, Inc.
32,518	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.87%(a)	02/15/2037	32,654
	FS Rialto
47,301	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.48%(a)	05/16/2038	47,344
	FS RIALTO
49,731	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.51%(a)	11/16/2036	49,846
	Granite Point Mortgage Trust, Inc.
11,383	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.75%(a)	07/16/2035	11,407
	Great Wolf Trust
100,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.69%(a)	03/15/2039	100,305
	Greystone Commercial Real Estate Notes
7,897	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.28%(a)	07/15/2039	7,921
	GS Mortgage Securities Corp. II
3,817,567	Series 2016-GS4-XA	0.62%(b)(c)	11/10/2049	10,790
	JP Morgan Chase Commercial Mortgage Securities
86,595	Series 2021-MHC-A (1 mo. Term SOFR + 1.16%, 0.80% Floor)	5.32%(a)	04/15/2038	86,605
	KREF
48,770	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.33%(a)	02/15/2039	48,900
	LoanCore
7,280	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.56%(a)	07/15/2036	7,291
25,855	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.56%(a)	11/15/2038	25,958

Principal Amount $	Security Description	Rate	Maturity	Value $
62,395	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.93%(a)	01/17/2037	62,619
	Lument Finance Trust, Inc.
30,328	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.43%(a)	06/15/2039	30,399
	MF1 Multifamily Housing Mortgage Loan Trust
71,877	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.48%(a)	02/19/2037	71,984
51,492	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.28%(a)	06/19/2037	51,620
100,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	5.87%(a)	03/19/2039	100,696
	Morgan Stanley Bank of America Merrill Lynch Trust
81,324	Series 2012-CKSV-A2	3.28%(a)	10/15/2030	77,761
4,953,748	Series 2017-C34-XE	1.01%(a)(b)(c)	11/15/2052	76,437
	Morgan Stanley Capital I, Inc.
15,277,000	Series 2017-ASHF-XCP	0.00%(a)(b)(c)	11/15/2025	15
	MTN Commercial Mortgage Trust
100,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.56%(a)	03/15/2039	100,018
	Ready Capital Corp.
19,116	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.47%(a)	11/25/2036	19,183
	SFO Commercial Mortgage Trust
100,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.41%(a)	05/15/2038	99,362
	SG Commercial Mortgage Securities LLC
1,891,688	Series 2016-C5-XA	1.98%(b)(c)	10/10/2048	11,517
	SLG Office Trust
18,169,000	Series 2021-OVA-X	0.26%(a)(b)(c)	07/15/2041	215,304
	SREIT Trust
100,661	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	5.00%(a)	11/15/2038	100,593
100,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.09%(a)	11/15/2036	99,965
	Starwood Property Trust, Inc.
44,782	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.45%(a)	04/18/2038	44,851
	TPG Real Estate Finance Issuer Ltd.
14,797	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.46%(a)	03/15/2038	14,849
81,468	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.79%(a)	02/15/2039	81,752
100,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.67%(a)	09/18/2042	100,375
	UBS Commercial Mortgage Trust
5,378,000	Series 2017-C3-XB	0.52%(b)(c)	08/15/2050	42,688
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $6,051,112)			4,248,609

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8%
	AJAX Mortgage Loan Trust
157,867	Series 2021-C-A	6.12%(a)(d)	01/25/2061	157,951
	Chase Mortgage Finance Corp.
539,770	Series 2006-A1-2A2	5.28%(b)	09/25/2036	483,643

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	147

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Citigroup Mortgage Loan Trust, Inc.
33,870	Series 2006-AR2-1A2	5.41%(b)	03/25/2036	33,238
	COLT Funding LLC
409,405	Series 2021-HX1-A1	1.11%(a)(b)	10/25/2066	355,373
	Countrywide Alternative Loan Trust
310,685	Series 2007-9T1-1A6	6.00%	05/25/2037	142,452
	Credit Suisse Mortgage Capital Certificates
594,921	Series 2022-NQM1-A1	2.27%(a)(b)	11/25/2066	545,682
	Deutsche ALT-A Securities, Inc.
269,002	Series 2006-AR6-A6 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.65%	02/25/2037	234,400
	Lehman XS Trust
115,839	Series 2007-6-2A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.69%	05/25/2037	99,460
	Merrill Lynch Alternative Note Asset
744,665	Series 2007-OAR5-1A1	3.46%(b)	10/25/2047	185,980
	Merrill Lynch Mortgage Backed Securities Trust
787,211	Series 2007-2-1A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor)	6.25%	08/25/2036	677,304
	Onslow Bay Mortgage Loan Trust
146,942	Series 2020-EXP2-A3	2.50%(a)(b)	05/25/2060	123,292
	RALI Trust
584,688	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	06/25/2037	433,319
	Starwood Mortgage Residential Trust
461,622	Series 2020-2-M1E	3.00%(a)	04/25/2060	453,814
288,527	Series 2021-5-A1	1.92%(a)(b)	09/25/2066	249,580
	Velocity Commercial Capital Loan Trust
126,496	Series 2018-2-A	4.05%(a)(b)	10/26/2048	123,989
395,922	Series 2021-2-M2	2.20%(a)(b)	08/25/2051	328,502
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $5,373,731)			4,627,979

US CORPORATE BONDS - 13.6%
18,000	AbbVie, Inc.	4.88%	03/15/2030	18,535
4,000	Agilent Technologies, Inc.	4.20%	09/09/2027	4,005
12,000	Altria Group, Inc.	6.20%	11/01/2028	12,683
15,000	Altria Group, Inc.	4.50%	08/06/2030	15,064
66,000	American Electric Power Co., Inc.	5.20%	01/15/2029	68,079
75,000	American Express Co. (SOFR + 1.26%)	4.73%	04/25/2029	76,209
17,000	American Homes 4 Rent LP	4.25%	02/15/2028	16,963
28,000	American International Group, Inc.	4.85%	05/07/2030	28,662
15,000	American National Group, Inc.	5.75%	10/01/2029	15,526
91,000	American Tower Corp.	4.90%	03/15/2030	92,836
27,000	Amrize Finance US LLC	4.70%(a)	04/07/2028	27,327
31,000	AppLovin Corp.	5.13%	12/01/2029	31,721
38,000	Arrow Electronics, Inc.	5.15%	08/21/2029	38,915
35,000	Athene Global Funding	4.72%(a)	10/08/2029	35,305
58,000	Athene Global Funding	5.03%(a)	07/17/2030	58,957
23,000	Atlassian Corp.	5.25%	05/15/2029	23,654
8,000	Avery Dennison Corp.	4.88%	12/06/2028	8,139
4,000	Aviation Capital Group LLC	6.25%(a)	04/15/2028	4,173
60,000	Aviation Capital Group LLC	4.80%(a)	10/24/2030	59,970
20,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%	04/23/2027	19,923
52,000	Bank of America Corp. (SOFR + 0.83%)	4.98%	01/24/2029	52,970
52,000	Biogen, Inc.	5.05%	01/15/2031	53,482
20,000	Black Hills Corp.	4.55%	01/31/2031	20,012
16,000	Boardwalk Pipelines LP	4.45%	07/15/2027	16,037

Principal Amount $	Security Description	Rate	Maturity	Value $
26,000	Broadcom, Inc.	3.15%	11/15/2025	25,961
22,000	Broadcom, Inc.	4.35%	02/15/2030	22,115
8,000	Brown & Brown, Inc.	4.70%	06/23/2028	8,081
9,000	Brown & Brown, Inc.	4.50%	03/15/2029	9,026
24,000	Bunge Ltd. Finance Corp.	4.20%	09/17/2029	23,929
23,000	Cardinal Health, Inc.	5.13%	02/15/2029	23,666
23,000	CenterPoint Energy, Inc.	5.40%	06/01/2029	23,809
38,000	Cheniere Energy Partners LP	4.50%	10/01/2029	37,889
31,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%	03/04/2029	31,405
66,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	66,330
12,000	CNA Financial Corp.	3.90%	05/01/2029	11,854
48,000	Corebridge Global Funding	5.75%(a)	07/02/2026	48,584
5,000	Coterra Energy, Inc.	3.90%	05/15/2027	4,970
3,000	Coterra Energy, Inc.	4.38%	03/15/2029	2,995
24,000	CubeSmart LP	4.38%	02/15/2029	24,029
15,000	Darden Restaurants, Inc.	4.35%	10/15/2027	15,064
10,000	DCP Midstream Operating LP	5.13%	05/15/2029	10,230
54,000	Dell International LLC / EMC Corp.	4.35%	02/01/2030	53,844
52,000	Delta Air Lines, Inc.	4.95%	07/10/2028	52,645
12,000	Devon Energy Corp.	5.25%	10/15/2027	12,001
27,000	Dominion Energy, Inc.	5.00%	06/15/2030	27,698
28,000	DTE Energy Co.	5.20%	04/01/2030	28,863
30,000	Edwards Lifesciences Corp.	4.30%	06/15/2028	30,112
34,000	Elevance Health, Inc.	5.15%	06/15/2029	35,018
60,000	Energy Transfer LP	6.05%	12/01/2026	61,137
34,000	Equifax, Inc.	4.80%	09/15/2029	34,568
18,000	Essential Utilities, Inc.	4.80%	08/15/2027	18,209
2,000	Essential Utilities, Inc.	3.57%	05/01/2029	1,948
50,000	Evergy Kansas Central, Inc.	4.70%	03/13/2028	50,641
32,000	Exelon Corp.	5.15%	03/15/2029	32,931
106,000	Extra Space Storage LP	5.50%	07/01/2030	110,569
2,000	FirstEnergy Transmission LLC	4.55%	01/15/2030	2,014
83,000	Fiserv, Inc.	4.75%	03/15/2030	84,242
24,000	GATX Corp.	4.70%	04/01/2029	24,314
2,000	GATX Corp.	4.00%	06/30/2030	1,968
64,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	65,303
47,000	Genuine Parts Co.	4.95%	08/15/2029	47,848
18,000	Global Payments, Inc.	5.30%	08/15/2029	18,414
43,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.02%	03/18/2027	43,103
45,000	Hewlett Packard Enterprise Co.	4.05%	09/15/2027	44,931
69,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	69,393
34,000	Hyundai Capital America	4.55%(a)	09/26/2029	34,082
23,000	Illumina, Inc.	4.65%	09/09/2026	23,113
88,000	Interstate Power and Light Co.	3.60%	04/01/2029	86,249
82,000	Jacobs Engineering Group, Inc.	6.35%	08/18/2028	86,617
60,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.25%	04/22/2028	60,352
38,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%	01/24/2029	38,691
23,000	Kinder Morgan, Inc.	5.00%	02/01/2029	23,526
21,000	Kyndryl Holdings, Inc.	2.05%	10/15/2026	20,517
34,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	34,018
24,000	LPL Holdings, Inc.	4.63%(a)	11/15/2027	23,960
16,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%	01/16/2029	16,201
34,000	Marriott International, Inc./MD	4.80%	03/15/2030	34,643
61,000	Mars, Inc.	4.80%(a)	03/01/2030	62,168
22,000	Marvell Technology, Inc.	5.75%	02/15/2029	22,959
26,000	Marvell Technology, Inc.	4.75%	07/15/2030	26,348
52,000	MasTec, Inc.	4.50%(a)	08/15/2028	51,902
35,000	Merck Sharp & Dohme Corp.	5.95%	12/01/2028	37,128
23,000	Meritage Homes Corp.	5.13%	06/06/2027	23,208
5,000	Meritage Homes Corp.	3.88%(a)	04/15/2029	4,869
35,000	Molex Electronic Technologies LLC	4.75%(a)	04/30/2028	35,359
52,000	MPLX LP	4.80%	02/15/2029	52,764

148	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
23,000	National Fuel Gas Co.	5.50%	03/15/2030	23,787
31,000	National Rural Utilities Cooperative Finance Corp.	4.75%	02/07/2028	31,465
52,000	National Rural Utilities Cooperative Finance Corp.	4.15%	08/25/2028	52,158
5,000	New York Life Global Funding (SOFR + 0.48%)	4.76%(a)	06/09/2026	5,009
6,000	New York Life Global Funding	4.70%(a)	01/29/2029	6,116
57,000	NextEra Energy Capital Holdings, Inc.	4.69%	09/01/2027	57,631
37,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	37,097
51,000	Niagara Mohawk Power Corp.	4.65%(a)	10/03/2030	51,265
53,000	NiSource, Inc.	5.20%	07/01/2029	54,690
56,000	Northrop Grumman Corp.	4.65%	07/15/2030	56,987
22,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	22,200
52,000	ONEOK, Inc.	5.38%	06/01/2029	53,572
24,000	ONEOK, Inc.	4.40%	10/15/2029	23,993
52,000	Oracle Corp.	5.80%	11/10/2025	52,075
15,000	Oracle Corp.	4.45%	09/26/2030	14,996
4,000	Pacific Life Global Funding II (SOFR + 0.62%)	4.90%(a)	06/04/2026	4,011
13,000	Paychex, Inc.	5.10%	04/15/2030	13,382
9,000	PayPal Holdings, Inc.	4.45%	03/06/2028	9,100
52,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25%(a)	02/01/2030	53,660
14,000	Pinnacle West Capital Corp.	4.90%	05/15/2028	14,230
50,000	Public Service Enterprise Group, Inc.	5.88%	10/15/2028	52,418
32,000	Quanta Services, Inc.	4.75%	08/09/2027	32,380
27,000	Quanta Services, Inc.	4.50%	01/15/2031	26,997
32,000	Quest Diagnostics, Inc.	4.20%	06/30/2029	32,061
49,000	Republic Services, Inc.	4.75%	07/15/2030	50,227
15,000	Roper Technologies, Inc.	4.25%	09/15/2028	15,074
3,000	Ryder System, Inc.	5.25%	06/01/2028	3,083
11,000	Ryder System, Inc.	4.95%	09/01/2029	11,269
30,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%	03/20/2029	30,585
12,000	Sherwin-Williams Co.	4.55%	03/01/2028	12,120
26,000	Sherwin-Williams Co.	4.30%	08/15/2028	26,138
20,000	Sonoco Products Co.	4.45%	09/01/2026	20,034
6,000	Southern Co. Gas Capital Corp.	4.05%	09/15/2028	5,996
21,000	Southern Power Co.	4.25%	10/01/2030	20,884
24,000	State Street Corp. (SOFR + 1.35%)	5.75%	11/04/2026	24,029
14,000	State Street Corp. (SOFR + 0.95%)	4.54%	04/24/2028	14,119
24,000	Sysco Corp.	5.10%	09/23/2030	24,757
54,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%	01/15/2029	55,012
55,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	55,958
86,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	93,168
27,000	Uber Technologies, Inc.	4.15%	01/15/2031	26,770
52,000	Veralto Corp.	5.50%	09/18/2026	52,648
28,000	Verisk Analytics, Inc.	4.50%	08/15/2030	28,096
73,000	VICI Properties LP / VICI Note Co., Inc.	4.25%(a)	12/01/2026	72,745
52,000	Wells Fargo & Co. (SOFR + 1.07%)	5.40%	04/22/2028	52,344
25,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	26,485
5,000	Western Midstream Operating LP	6.35%	01/15/2029	5,262
33,000	Western Midstream Operating LP	4.05%	02/01/2030	32,222
35,000	Williams Cos., Inc.	4.80%	11/15/2029	35,655

Principal Amount $	Security Description	Rate	Maturity	Value $
9,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/2027	9,068
32,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/2030	32,918
	Total US Corporate Bonds (Cost $4,485,206)			4,557,418

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.1%
	Federal Home Loan Mortgage Corp.
198,097	Pool SD8342	5.50%	07/01/2053	200,340
	Federal National Mortgage Association
1,199,939	Series 2013-92-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap)	5.02%	09/25/2043	1,185,995
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,362,147)			1,386,335

US GOVERNMENT AND AGENCY OBLIGATIONS - 23.5%

112,134	United States Treasury Inflation Indexed Bonds	2.38%	01/15/2027	114,155
160,181	United States Treasury Inflation Indexed Bonds	0.13%	04/15/2027	157,996
76,338	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	77,578
800,000	United States Treasury Note/Bond	0.38%	01/31/2026	790,543
510,000	United States Treasury Note/Bond	0.75%	03/31/2026	502,283
1,800,000	United States Treasury Note/Bond	0.75%	05/31/2026	1,764,009
450,000	United States Treasury Note/Bond	0.63%	07/31/2026	438,512
1,000,000	United States Treasury Note/Bond	0.88%	09/30/2026	972,462
2,600,000	United States Treasury Note/Bond	0.63%	03/31/2027	2,486,301
630,000	United States Treasury Note/Bond	0.50%	06/30/2027	596,863
	Total US Government and Agency Obligations (Cost $7,859,527)			7,900,702

Shares	Security Description	Value $
AFFILIATED MUTUAL FUNDS - 1.9%
72,135	DoubleLine Floating Rate Fund - Class I	649,212
	Total Affiliated Mutual Funds (Cost $686,722)	649,212

SHORT TERM INVESTMENTS - 5.5%
619,536	First American Government Obligations Fund - U	4.07%(e)	619,536
619,536	JPMorgan US Government Money Market Fund - IM	4.09%(e)	619,536
619,535	MSILF Government Portfolio - Institutional	4.05%(e)	619,535
	Total Short Term Investments (Cost $1,858,607)		1,858,607
	Total Investments - 93.6% (Cost $33,888,623)		31,462,801
	Other Assets in Excess of Liabilities - 6.4%		2,160,750
	NET ASSETS - 100.0%		$33,623,551

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	149

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	23.5%
Non-Agency Residential Collateralized Mortgage Obligations	13.8%
US Corporate Bonds	13.6%
Non-Agency Commercial Mortgage Backed Obligations	12.6%
Collateralized Loan Obligations	10.6%
Asset Backed Obligations	6.5%
Short Term Investments	5.5%
US Government and Agency Mortgage Backed Obligations	4.1%
Affiliated Mutual Funds	1.9%
Foreign Corporate Bonds	1.5%
Other Assets and Liabilities	6.4%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	23.5%
Non-Agency Residential Collateralized Mortgage Obligations	13.8%
Non-Agency Commercial Mortgage Backed Obligations	12.6%
Collateralized Loan Obligations	10.6%
Asset Backed Obligations	6.5%
Short Term Investments	5.5%
US Government and Agency Mortgage Backed Obligations	4.1%
Banking	2.4%
Technology	2.1%
Affiliated Mutual Funds	1.9%
Utilities	1.9%
Energy	1.9%
Healthcare	0.9%
Insurance	0.7%
Transportation	0.6%
Industrial Equipment	0.6%
Finance	0.6%
Real Estate	0.5%
Aerospace & Defense	0.3%
Food Products	0.3%
Pharmaceuticals	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Telecommunications	0.3%
Construction	0.2%
Beverage and Tobacco	0.2%
Diversified Manufacturing	0.2%
Environmental Control	0.1%
Retailers (other than Food/Drug)	0.1%
Chemicals/Plastics	0.1%
Automotive	0.1%
Mining	0.1%
Media	0.1%
Containers and Glass Products	0.1%
Commercial Services	0.1%
Food Service	0.0%(f)
Other Assets and Liabilities	6.4%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $11,947,564 or 35.5% of the Fund’s net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Interest only security
(d)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
Seven-day yield as of period end.
(f)
Represents less than 0.05% of net assets.
CMT
Constant Maturity Treasury Rate
SOFR Secured Overnight Financing Rate
150	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	05/21/2026	$14,400,000 EUR	$837,936	$ —	$837,936
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	10/24/2025	1,700,000 EUR	28,565	—	28,565
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	02/19/2026	12,000,000 EUR	(100,980)	—	(100,980)
							$765,521	$—	$765,521

(1)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of September 30, 2025, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.
EUR
Euro
Forward Currency Exchange Contracts

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received	Value	Unrealized Appreciation (Depreciation)
02/04/2026	Goldman Sachs	5,152,676	USD	$5,152,676	4,900,000 EUR	$5,793,571	$640,896
02/04/2026	Barclays Capital, Inc.	4,206,447	USD	4,206,447	4,000,000 EUR	4,729,446	522,999
10/08/2025	J.P. Morgan Securities, Inc.	9,196,542	USD	9,196,542	8,200,000 EUR	9,631,946	435,403
06/10/2026	Goldman Sachs	12,643,384	USD	12,643,384	10,800,000 EUR	12,845,084	201,700
10/08/2025	Goldman Sachs	3,347,491	USD	3,347,491	3,000,000 EUR	3,523,883	176,391
02/04/2026	J.P. Morgan Securities, Inc.	1,393,754	USD	1,393,754	1,200,000 EUR	1,418,834	25,080
10/08/2025	Barclays Capital, Inc.	334,578	USD	334,578	300,000 EUR	352,388	17,811
06/10/2026	Barclays Capital, Inc.	584,328	USD	584,328	500,000 EUR	594,680	10,352
10/08/2025	Goldman Sachs	1,500,000	EUR	1,761,941	1,760,385 USD	1,760,385	(1,556)
06/10/2026	Barclays Capital, Inc.	500,000	EUR	594,680	585,201 USD	585,201	(9,478)
06/10/2026	J.P. Morgan Securities, Inc.	1,000,000	EUR	1,189,360	1,169,350 USD	1,169,350	(20,010)
02/04/2026	J.P. Morgan Securities, Inc.	600,000	EUR	709,417	630,773 USD	630,773	(78,644)
10/08/2025	J.P. Morgan Securities, Inc.	1,200,000	EUR	1,409,553	1,320,209 USD	1,320,209	(89,344)
							$1,831,600

EUR
Euro
USD
US Dollar
A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended September 30, 2025 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2025	Change in Unrealized for the Period Ended September 30, 2025	Value at September 30, 2025	Shares Held at September 30, 2025	Dividend Income Earned for the Period Ended September 30, 2025
DoubleLine Floating Rate Fund (Class I)	$640,555	$ —	$ —	$ —	$8,657	$649,212	72,135	$23,481

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	151

Schedule of Investments DoubleLine Emerging Markets Local Currency Bond Fund	(Unaudited) September 30, 2025

Principal Amount	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 9.6%
BRAZIL - 0.0%(a)
550,000 BRL	Simpar Finance SARL	10.75%(b)	02/12/2028	84,222

CHINA - 0.3%
2,000,000 CNY	European Bank for Reconstruction & Development	2.75%	04/27/2032	295,696
2,210,000 CNY	International Bank for Reconstruction & Development	2.00%	02/18/2026	310,825
				606,521

COLOMBIA - 0.1%
833,000,000 COP	Empresas Publicas de Medellin ESP	8.38%(b)	11/08/2027	197,886

INDIA - 6.9%
401,500,000 INR	Asian Development Bank	6.20%	10/06/2026	4,520,582
33,500,000 INR	European Investment Bank	6.95%(b)	03/01/2029	380,220
550,000,000 INR	Inter-American Development Bank	7.00%	01/25/2029	6,261,058
398,000,000 INR	International Bank for Reconstruction & Development	6.85%	04/24/2028	4,510,711
				15,672,571

INDONESIA - 0.1%
4,800,000,000 IDR	European Bank for Reconstruction & Development	4.25%	02/07/2028	283,407

MEXICO - 0.3%
4,500,000 MXN	America Movil SAB de CV	10.30%	01/30/2034	262,343
6,900,000 MXN	International Finance Corp.	7.50%	01/18/2028	374,725
				637,068

POLAND - 1.9%
16,600,000 PLN	European Investment Bank	3.00%	11/25/2029	4,289,530
	Total Foreign Corporate Bonds (Cost $22,312,978)			21,771,205

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 85.8%
BRAZIL - 11.1%
54,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2027	9,715,193
47,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2029	8,116,105
44,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2031	7,236,883
				25,068,181

CHILE - 1.5%
90,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%	03/01/2026	93,581
3,100,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	5.80%(b)	10/01/2029	3,286,525
				3,380,106

COLOMBIA - 2.8%
350,000,000 COP	Colombian TES	6.25%	11/26/2025	88,827
9,850,000,000 COP	Colombian TES	7.50%	08/26/2026	2,480,398
19,232,400,000 COP	Colombian TES	7.25%	10/18/2034	3,799,100
				6,368,325

Principal Amount	Security Description	Rate	Maturity	Value $
CZECH REPUBLIC - 4.4%
107,300,000 CZK	Czech Republic Government Bond	2.75%	07/23/2029	4,976,371
111,800,000 CZK	Czech Republic Government Bond	3.00%	03/03/2033	4,933,730
				9,910,101

HUNGARY - 8.0%
3,583,000,000 HUF	Hungary Government Bond	4.75%	11/24/2032	9,625,177
2,780,400,000 HUF	Hungary Government Bond	7.00%	10/24/2035	8,453,689
				18,078,866

INDIA - 0.1%
12,000,000 INR	Export-Import Bank of Korea	8.10%	10/16/2030	140,769

INDONESIA - 10.3%
68,165,000,000 IDR	Indonesia Treasury Bond	8.25%	05/15/2029	4,482,302
99,800,000,000 IDR	Indonesia Treasury Bond	7.00%	02/15/2033	6,282,406
79,470,000,000 IDR	Indonesia Treasury Bond	8.38%	03/15/2034	5,390,555
110,362,000,000 IDR	Indonesia Treasury Bond	7.50%	06/15/2035	7,140,010
				23,295,273

MALAYSIA - 4.6%
24,400,000 MYR	Malaysia Government Bond	3.58%	07/15/2032	5,858,424
18,800,000 MYR	Malaysia Government Bond	3.83%	07/05/2034	4,590,713
				10,449,137

MEXICO - 12.9%
71,250,000 MXN	Mexican Bonos	5.75%	03/05/2026	3,857,240
159,580,000 MXN	Mexican Bonos	7.75%	05/29/2031	8,498,337
166,100,000 MXN	Mexican Bonos	7.50%	05/26/2033	8,572,341
159,300,000 MXN	Mexican Bonos	8.00%	02/21/2036	8,226,955
				29,154,873

PERU - 4.4%
21,270,000 PEN	Peru Government Bond	5.40%	08/12/2034	5,935,005
12,500,000 PEN	Peru Government Bond	7.60%(b)	08/12/2039	3,940,658
350,000 PEN	Peruvian Government International Bond	6.90%	08/12/2037	105,365
				9,981,028

PHILIPPINES - 0.0%(a)
4,500,000 PHP	Philippine Government Bond	6.88%	01/10/2029	79,933

POLAND - 2.5%
13,875,000 PLN	Republic of Poland Government Bond	1.75%	04/25/2032	3,122,788
9,500,000 PLN	Republic of Poland Government Bond	5.00%	10/25/2034	2,547,594
				5,670,382

ROMANIA - 2.1%
20,960,000 RON	Romania Government Bond	6.30%	04/26/2028	4,726,699

SINGAPORE - 3.8%
5,700,000 SGD	Singapore Government Bond	2.75%	03/01/2035	4,736,265

152	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount	Security Description	Rate	Maturity	Value $
4,700,000 SGD	Singapore Government Bond	2.38%	07/01/2039	3,818,442
				8,554,707

SOUTH AFRICA - 12.8%
180,860,000 ZAR	Republic of South Africa Government Bond	8.88%	02/28/2035	10,287,894
153,020,000 ZAR	Republic of South Africa Government Bond	8.50%	01/31/2037	8,164,924
164,800,000 ZAR	Republic of South Africa Government Bond	10.88%	03/31/2038	10,320,553
				28,773,371

THAILAND - 4.5%
60,550,000 THB	Thailand Government Bond	3.85%	12/12/2025	1,877,566
108,150,000 THB	Thailand Government Bond	3.35%	06/17/2033	3,824,341
141,300,000 THB	Thailand Government Bond	1.59%	12/17/2035	4,408,807
				10,110,714
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $188,514,632)			193,742,465

Principal Amount/Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 3.6%
2,679,517 USD	BlackRock Liquidity FedFund - Institutional	4.03%(c)	2,679,517
2,679,551 USD	Fidelity Government Portfolio - Institutional	4.04%(c)	2,679,551
2,679,738 USD	MSILF Government Portfolio - Institutional	4.05%(c)	2,679,738
	Total Short Term Investments (Cost $8,038,806)		8,038,806
	Total Investments - 99.0% (Cost $218,866,416)		223,552,476
	Other Assets in Excess of Liabilities - 1.0%		2,280,878
	NET ASSETS - 100.0%		$225,833,354

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	85.8%
Foreign Corporate Bonds	9.6%
Short Term Investments	3.6%
Other Assets and Liabilities	1.0%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	85.8%
Finance	9.4%
Short Term Investments	3.6%
Telecommunications	0.1%
Utilities	0.1%
Transportation	0.0%(a)
Other Assets and Liabilities	1.0%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	13.2%
South Africa	12.8%
Brazil	11.1%
Indonesia	10.4%
Hungary	8.0%
India	7.0%
Malaysia	4.6%
Thailand	4.5%
Peru	4.4%
Poland	4.4%
Czech Republic	4.4%
Singapore	3.8%
United States	3.6%
Colombia	2.9%
Romania	2.1%
Chile	1.5%
China	0.3%
Philippines	0.0%(a)
Other Assets and Liabilities	1.0%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	153

Schedule of Investments DoubleLine Emerging Markets Local Currency Bond Fund (Cont.)
(a)
Represents less than 0.05% of net assets.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $7,889,511 or 3.5% of the Fund’s net assets.
(c)
Seven-day yield as of period end.
BRL
Brazilian Real
CLP
Chilean Peso
CNY
Chinese Yuan Renminbi
COP
Colombian Peso
CZK
Czech Republic Koruna
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
MXN
Mexican Peso
MYR
Malaysian Ringgit
PEN
Peruvian Sol
PHP
Philippine Peso
PLN
Polish Zloty
RON
Romanian Leu
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
ZAR
South African Rand
154	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Securitized Credit Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 13.3%
	ALTDE Trust
961,964	Series 2025-1A-B	6.53%(a)	08/15/2050	974,683
	APL Finance DAC
548,000	Series 2023-1A-C	8.50%(a)	07/21/2031	561,070
	Apollo Aviation Securitization Equity Trust
443,135	Series 2024-1A-B	6.90%(a)	05/16/2049	460,309
464,999	Series 2024-2A-B	6.61%(a)	09/16/2049	485,266
478,427	Series 2025-1A-B	6.58%(a)	02/16/2050	491,187
	Avant Credit Card Master Trust
650,000	Series 2025-1A-D	5.72%(a)	04/15/2031	649,074
	Cologix Data Centers US Issuer LLC
1,000,000	Series 2021-1A-A2	3.30%(a)	12/26/2051	976,442
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00%(a)	02/25/2049	513,867
	DataBank Issuer II LLC
1,000,000	Series 2025-1A-B	5.67%(a)	09/27/2055	1,004,442
	DigitalBridge Group, Inc.
500,000	Series 2023-1A-B	5.75%(a)	09/15/2048	501,866
	Hardee’s Funding
492,500	Series 2024-1A-A2	7.25%(a)	03/20/2054	510,956
	Helios Issuer LLC
542,262	Series 2019-AA-B	4.49%(a)	06/20/2046	483,084
	Hotwire Funding LLC
1,000,000	Series 2021-1-B	2.66%(a)	11/20/2051	973,110
	Lunar Structured Aircraft Portfolio Notes
448,181	Series 2021-1-C	5.68%(a)	10/15/2046	438,310
	MAPS Ltd.
2,695	Series 2021-1A-C	5.44%(a)	06/15/2046	2,662
	Marlette Funding Trust
151,876	Series 2022-3A-C	6.89%(a)	11/15/2032	152,258
	Navigator Aircraft ABS Ltd.
1,000,000	Series 2025-1-B	5.89%(a)	10/15/2050	1,003,735
	NBC Funding LLC
500,000	Series 2025-1A-A2	6.21%(a)	07/30/2055	512,638
	QTS Issuer ABS II LLC
1,000,000	Series 2025-1A-B	5.78%(a)	10/05/2055	996,252
	SSI ABS Issuer LLC
246,380	Series 2025-1-A	6.15%(a)	07/25/2065	249,941
	Start Ltd./Bermuda
58,372	Series 2019-1-C	6.41%(a)	03/15/2044	58,411
	Switch Ltd.
500,000	Series 2024-1A-B	6.50%(a)	03/25/2054	507,753
750,000	Series 2024-2A-C	10.03%(a)	06/25/2054	775,563
	Uniti Group LP
500,000	Series 2025-1A-B	6.37%(a)	04/20/2055	515,231
	Upstart Securitization Trust
994,161	Series 2022-4-B	8.68%(a)	08/20/2032	1,005,953
500,000	Series 2025-2-C	6.02%(a)	06/20/2035	506,227
1,150,000	Series 2025-3-C	5.43%(a)	09/20/2035	1,147,288
	Willis Lease Finance Corp.
237,172	Series 2020-A-C	6.66%(a)	03/15/2045	234,001
	Total Asset Backed Obligations (Cost $16,416,012)			16,691,579

COLLATERALIZED LOAN OBLIGATIONS - 15.1%
	Anthelion CLO
500,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82%(a)	07/20/2036	502,259

Principal Amount $	Security Description	Rate	Maturity	Value $
	Apidos CLO
500,000	Series 2024-1A-D1R (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.83%(a)	10/25/2038	506,073
	Bain Capital Credit CLO
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.17%(a)	04/16/2037	503,714
1,000,000	Series 2025-3A-D1 (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.06%(a)	07/23/2038	1,009,532
	Benefit Street Partners CLO Ltd.
1,000,000	Series 2025-41A-A (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.62%(a)	07/25/2038	1,002,549
	Canyon Capital CLO Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.99%(a)	04/15/2034	498,449
	Canyon CLO
500,000	Series 2021-3A-ER (3 mo. Term SOFR + 6.00%, 6.00% Floor)	10.32%(a)	07/15/2034	500,927
	Carlyle Global Market Strategies
500,000	Series 2018-4A-D1R (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.42%(a)	10/17/2037	506,575
500,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.17%(a)	04/25/2037	505,820
	CarVal CLO
500,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	6.43%(a)	04/20/2037	502,340
1,000,000	Series 2024-1A-D (3 mo. Term SOFR + 3.90%, 3.90% Floor)	8.23%(a)	04/20/2037	1,005,502
	Clover CLO
500,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.86%(a)	04/20/2037	502,260
	Elmwood CLO Ltd.
500,000	Series 2024-4A-E (3 mo. Term SOFR + 6.00%, 6.00% Floor)	10.32%(a)	04/17/2037	506,896
	Empower CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	8.07%(a)	04/25/2037	505,249
	Generali
500,000	Series 2025-4A-D (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.77%(a)	10/20/2038	506,831
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2022-14A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.33%(a)	07/20/2037	1,013,842
500,000	Series 2024-19A-D (3 mo. Term SOFR + 3.40%, 3.40% Floor)	7.73%(a)	04/20/2037	503,726
	Harvest US CLO
500,000	Series 2024-1A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.83%(a)	04/18/2037	504,835
	Katayma CLO Ltd.
1,000,000	Series 2023-1A-D (3 mo. Term SOFR + 5.25%, 5.25% Floor)	9.58%(a)	10/20/2036	1,005,803
500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.98%(a)	04/20/2037	501,896
500,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.83%(a)	04/20/2037	513,636

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	155

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Octagon Investment Partners Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	11.08%(a)	04/15/2034	488,483
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.69%(a)	07/20/2034	500,879
	Rockford Tower CLO Ltd.
1,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	5.94%(a)	04/20/2037	1,003,941
	Rockland Park CLO Ltd.
500,000	Series 2021-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.59%(a)	07/20/2038	501,950
	RR Ltd./Cayman Islands
1,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.38%(a)	04/15/2036	983,041
	Sound Point CLO Ltd.
500,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.08%(a)	10/25/2034	476,306
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	11.45%(a)	07/20/2034	974,293
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.83%(a)	10/25/2034	489,586
	Wellfleet CLO Ltd.
500,000	Series 2019-1A-CRR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.94%(a)	07/20/2032	505,497
	Total Collateralized Loan Obligations (Cost $18,944,365)			19,032,690

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 19.8%
	ACREC Trust
300,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.63%(a)	02/19/2038	302,834
	ACRES Commercial Realty Ltd.
370,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.75%(a)	08/18/2040	372,312
	Arbor Realty Trust, Inc.
178,080	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.82%(a)	01/15/2037	178,353
	AREIT Trust
220,254	Series 2023-CRE8-A (1 mo. Term SOFR + 2.11%, 2.11% Floor)	6.25%(a)	08/17/2041	221,295
	BANK
350,000	Series 2019-BN19-A2	2.93%	08/15/2061	333,626
350,000	Series 2021-BN34-ASB	2.19%	06/15/2063	329,769
	BANK5 Trust
350,000	Series 2024-5YR9-C	6.42%(b)	08/15/2057	359,170
190,000	Series 2025-5YR15-D	4.00%(a)	07/15/2058	166,156
392,000	Series 2025-5YR16-AS	5.75%(b)	08/15/2063	404,764
500,000	Series 2025-5YR17-AS	5.63%(b)	11/15/2058	516,217
	BBCMS Trust
11,253,767	Series 2024-5C27-XA	1.04%(a)(b)(c)	07/15/2057	297,615
500,000	Series 2025-5C37-AS	5.38%(b)	09/15/2058	511,991
3,179,000	Series 2025-C32-XD	2.54%(a)(b)(c)	02/15/2062	532,138
	Benchmark Mortgage Trust
375,000	Series 2019-B13-A3	2.70%	08/15/2057	353,020
5,645,324	Series 2020-B22-XA	1.61%(b)(c)	01/15/2054	353,493
100,000	Series 2024-V6-AS	6.38%	03/15/2057	104,815
350,000	Series 2024-V9-A3	5.60%	08/15/2057	363,793

Principal Amount $	Security Description	Rate	Maturity	Value $
250,000	Series 2025-V16-AS	5.86%(b)	08/15/2058	260,555
3,940,000	Series 2025-V17-XA	1.51%(b)(c)	09/15/2058	255,651
	BMO Mortgage Trust
250,000	Series 2024-5C6-A3	5.32%	09/15/2057	257,707
390,000	Series 2025-5C10-AS	5.95%(b)	05/15/2058	406,026
250,000	Series 2025-5C11-D	4.50%(a)	07/15/2058	222,304
7,581,563	Series 2025-5C11-XA	1.33%(b)(c)	07/15/2058	357,429
500,000	Series 2025-5C12-AS	5.56%	10/15/2058	514,798
	Bombardier Capital Mortgage Securitization Corp.
500,000	Series 2025-5C6-AS	5.58%(b)	10/15/2058	515,074
4,448,000	Series 2025-5C6-XA	1.58%(b)(c)	10/15/2058	259,411
	BrightSpire Capital, Inc.
91,567	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.40%(a)	08/19/2038	91,472
	BSPRT Co.-Issuer LLC
250,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.42%(a)	09/15/2035	251,199
	BSTN Commercial Mortgage Trust
200,000	Series 2025-HUB-A	5.06%(a)(b)	04/13/2041	200,250
	CEDR Commercial Mortgage Trust
350,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	5.14%(a)	02/15/2039	345,073
	Commercial Mortgage Pass Through Certificates
350,000	Series 2014-CR14-C	3.79%(b)	02/10/2047	335,519
500,000	Series 2016-DC2-B	4.84%(b)	02/10/2049	496,895
	Computershare Corporate Trust
489,610	Series 2019-C50-A4	3.47%	05/15/2052	478,477
2,050,000	Series 2024-C63-XD	2.51%(a)(b)(c)	08/15/2057	324,860
	Credit Suisse Mortgage Capital Certificates
139,000	Series 2021-B33-A2	3.17%(a)	10/10/2043	124,956
	CSAIL Commercial Mortgage Trust
367,924	Series 2017-CX9-A4	3.18%	09/15/2050	360,834
	FS Rialto
189,203	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.48%(a)	05/16/2038	189,376
	FS RIALTO
248,653	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.51%(a)	11/16/2036	249,230
	Granite Point Mortgage Trust, Inc.
350,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.96%, 1.71% Floor)	6.10%(a)	07/16/2035	350,695
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.20%(a)	12/15/2036	298,095
	Greystone Commercial Real Estate Notes
23,691	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.28%(a)	07/15/2039	23,763
281,500	Series 2021-FL3-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.91%(a)	07/15/2039	280,374
380,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.46%(a)	07/15/2039	378,558
	GS Mortgage Securities Corp. II
375,000	Series 2013-GC13-B	4.00%(a)(b)	07/10/2046	364,969
125,000	Series 2021-STAR-D (1 mo. Term SOFR + 2.01%, 1.90% Floor)	6.17%(a)	12/15/2036	123,850
	HGI CRE CLO Ltd.
201,397	Series 2021-FL1-C (1 mo. Term SOFR + 1.81%, 1.81% Floor)	5.96%(a)	06/16/2036	201,996
290,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.41%(a)	09/17/2036	290,428

156	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Securitized Credit Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	JP Morgan Chase Commercial Mortgage Securities
420,000	Series 2015-JP1-AS	4.12%(b)	01/15/2049	417,372
1,000,000	Series 2019-UES-G	4.60%(a)(b)	05/05/2032	921,015
	JPMBB Commercial Mortgage Securities Trust
300,000	Series 2014-C23-UH5	4.71%(a)	09/15/2047	300,039
6,303	Series 2015-C27-A4	3.18%	02/15/2048	6,165
486,237	Series 2015-C30-AS	4.23%(b)	07/15/2048	475,605
250,000	Series 2015-C33-AS	4.02%	12/15/2048	248,672
	KREF
297,496	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.33%(a)	02/15/2039	298,289
	LoanCore
300,000	Series 2021-CRE5-AS (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.01%(a)	07/15/2036	301,075
77,565	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.56%(a)	11/15/2038	77,873
	Lument Finance Trust, Inc.
151,641	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.43%(a)	06/15/2039	151,997
300,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.01%(a)	06/15/2039	300,003
	MF1 Multifamily Housing Mortgage Loan Trust
26,399	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.35%(a)	07/16/2036	26,434
250,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.00%(a)	10/16/2036	250,503
310,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	6.30%(a)	10/16/2036	309,591
257,458	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.28%(a)	06/19/2037	258,098
300,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	5.87%(a)	03/19/2039	302,089
250,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.63%(a)	08/18/2041	251,103
	Morgan Stanley Bank of America Merrill Lynch Trust
268,369	Series 2012-CKSV-A2	3.28%(a)	10/15/2030	256,611
	Morgan Stanley Capital I, Inc.
300,000	Series 2016-UB11-AS	2.98%	08/15/2049	295,338
	PFP III Ltd.
298,659	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.71%(a)	09/17/2039	299,304
	Ready Capital Corp.
477,899	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.47%(a)	11/25/2036	479,585
450,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.69%(a)	10/25/2039	453,403
	ROCK Trust
100,000	Series 2024-CNTR-D	7.11%(a)	11/13/2041	104,517
	SFO Commercial Mortgage Trust
250,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.41%(a)	05/15/2038	248,405
	Starwood Property Trust, Inc.
111,956	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.45%(a)	04/18/2038	112,129
159,480	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.72%(a)	11/15/2038	160,037

Principal Amount $	Security Description	Rate	Maturity	Value $
370,000	Series 2022-FL3-AS (30 day avg SOFR US + 1.80%, 1.80% Floor)	6.17%(a)	11/15/2038	371,292
400,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.32%(a)	11/15/2038	401,441
	STDIO Commercial Mortgage Trust
177,000	Series 2025-RLGH-A	5.72%(a)(b)	09/15/2038	177,392
	TPG Real Estate Finance Issuer Ltd.
44,390	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.46%(a)	03/15/2038	44,546
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.11%(a)	03/15/2038	300,275
250,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.29%(a)	02/15/2039	250,667
	UBS Commercial Mortgage Trust
422,000	Series 2018-C13-B	4.79%(b)	10/15/2051	401,738
	VEGAS Trust
115,000	Series 2024-TI-A	5.52%(a)	11/10/2039	116,778
	VMC Finance LLC
236,456	Series 2021-FL4-B (1 mo. Term SOFR + 1.91%, 1.91% Floor)	6.05%(a)	06/16/2036	234,391
	Wells Fargo Commercial Mortgage Trust
10,367,416	Series 2025-5C3-XA	1.05%(b)(c)	01/15/2058	325,428
280,000	Series 2025-VTT-C	6.03%(a)(b)	03/15/2038	281,299
	WHARF Trust
190,000	Series 2025-DC-A	5.53%(a)(b)	07/15/2040	195,081
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $24,893,895)			24,916,765

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 22.5%
	Credit Suisse Mortgage Capital Certificates
1,372,000	Series 2021-NQM4-B2	4.18%(a)(b)	05/25/2066	1,078,466
	Cross Mortgage Trust
701,056	Series 2024-H1-A1	6.09%(a)(d)	12/25/2068	708,259
	Ellington Financial Mortgage Trust
1,162,967	Series 2025-NQM2-A3	5.95%(a)(d)	06/25/2070	1,173,400
1,250,000	Series 2025-NQM2-M1A	6.27%(a)(b)	06/25/2070	1,265,639
	Fannie Mae Connecticut Avenue Securities
1,250,000	Series 2023-R01-1M2 (30 day avg SOFR US + 3.75%, 0.00% Floor)	8.11%(a)	12/25/2042	1,313,930
1,300,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.16%(a)	01/25/2044	1,312,580
1,000,000	Series 2024-R02-1B1 (30 day avg SOFR US + 2.50%, 0.00% Floor)	6.86%(a)	02/25/2044	1,019,126
1,200,000	Series 2024-R03-2M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.31%(a)	03/25/2044	1,210,828
1,250,000	Series 2024-R04-1B1 (30 day avg SOFR US + 2.20%, 0.00% Floor)	6.56%(a)	05/25/2044	1,262,747
1,500,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)	6.06%(a)	07/25/2044	1,508,223
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,200,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.31%(a)	02/25/2044	1,214,324
	Onslow Bay Mortgage Loan Trust
708,600	Series 2024-NQM10-A1	6.18%(a)(d)	05/25/2064	718,259
	Pretium Mortgage Credit Partners LLC
1,132,506	Series 2025-NPL2-A1	5.84%(a)(d)	03/25/2055	1,138,055

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	157

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Progress Residential Trust
1,200,000	Series 2024-SFR2-D	3.40%(a)(b)	04/17/2041	1,130,018
	PRPM LLC
1,164,788	Series 2025-4-A1	6.18%(a)(d)	06/25/2030	1,168,399
1,100,000	Series 2025-6-A2	8.33%(a)(d)	08/25/2028	1,115,265
1,200,000	Series 2025-7-A2	7.45%(a)(d)	08/25/2030	1,200,913
	SGR Residential Mortgage Trust
1,250,000	Series 2021-1-B2	4.30%(a)(b)	07/25/2061	947,679
	VCAT Asset Securitization LLC
1,568,253	Series 2025-NPL1-A1	5.88%(a)(d)	01/25/2055	1,572,786
	Velocity Commercial Capital Loan Trust
143,845	Series 2019-1-M4	4.61%(a)(b)	03/25/2049	131,810
80,290	Series 2019-1-M5	5.70%(a)(b)	03/25/2049	72,756
127,039	Series 2019-1-M6	6.79%(a)(b)	03/25/2049	112,195
	Vericrest Opportunity Loan Transferee
622,424	Series 2021-NPL5-A2	8.83%(a)(d)	03/27/2051	622,941
	Verus Securitization Trust
1,500,000	Series 2021-3-B2	3.96%(a)(b)	06/25/2066	1,181,010
768,464	Series 2023-1-A1	5.85%(a)(d)	12/25/2067	768,398
1,000,000	Series 2024-1-M1	6.67%(a)(b)	01/25/2069	1,010,398
1,250,000	Series 2024-6-M1	6.18%(a)(b)	07/25/2069	1,260,373
1,100,000	Series 2025-3-B1	7.51%(a)(b)	05/25/2070	1,121,148
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $28,992,367)			28,339,925

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 23.6%
	Federal Home Loan Mortgage Corp.
1,834,633	Pool SD6509	6.00%	08/01/2054	1,879,278
2,035,532	Pool SL2062	5.50%	07/01/2055	2,083,428
19,207,000	Series 2021-P010-X	0.91%(b)(c)	10/25/2029	545,740
1,109,850	Series 413-F25 (30 day avg SOFR US + 1.15%, 1.15% Floor, 7.00% Cap)	5.51%	05/25/2054	1,114,407
1,046,033	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.68%(c)(e)	07/25/2050	155,942
3,582,438	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%(c)(e)	06/25/2051	10,374
3,235,244	Series 5127-AI	3.00%(c)	06/25/2051	565,100
3,477,203	Series 5166-DI	3.00%(c)	09/15/2048	434,092
2,611,889	Series 5547-QI	3.00%(c)	04/25/2051	481,433
	Federal National Mortgage Association
3,499,855	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.97%	10/25/2049	3,400,831
931,760	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.68%(c)(e)	08/25/2050	122,368
2,983,767	Series 2020-75-WI	2.50%(c)	11/25/2050	495,575
1,146,565	Series 2020-77-S (-1 x 30 day avg SOFR US + 4.15%, 0.00% Floor, 4.15% Cap)	0.00%(c)(e)	11/25/2050	57,854
2,030,746	Series 2020-77-SB (-1 x 30 day avg SOFR US + 4.10%, 0.00% Floor, 4.10% Cap)	0.00%(c)(e)	11/25/2050	106,743
3,531,672	Series 2020-80-IB	2.50%(c)	11/25/2050	566,528
948,914	Series 2020-M10-X2	1.84%(b)(c)	12/25/2030	51,770
3,409,327	Series 2021-20-PI	2.50%(c)	04/25/2051	542,585
2,885,565	Series 2021-3-MI	3.50%(c)	02/25/2051	562,483
1,851,842	Series 2021-43-IO	2.50%(c)	06/25/2051	291,676
3,727,987	Series 2021-85-IN	2.50%(c)	02/25/2050	603,655
3,682,803	Series 2024-22-IE	2.50%(c)	11/25/2050	591,196
431,718	Series 2024-32-IO	2.50%(c)	04/25/2051	66,205
1,432,128	Series 2025-18-FH (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.76%	08/25/2054	1,443,689
5,338,684	Series 437-C2	1.50%(c)	03/25/2052	508,178

Principal Amount $	Security Description	Rate	Maturity	Value $
	Government National Mortgage Association
1,121,193	Series 2015-124-AF (1 mo. Term SOFR + 0.36%, 0.25% Floor, 6.50% Cap)	4.50%	09/20/2045	1,089,243
1,920,112	Series 2020-138-IL	3.50%(c)	09/20/2050	369,248
1,453,961	Series 2020-142-SD (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(c)(e)	09/20/2050	208,259
2,686,223	Series 2020-151-TI	2.50%(c)	10/20/2050	394,945
3,833,540	Series 2020-167-DI	2.50%(c)	11/20/2050	563,773
3,580,739	Series 2020-173-AI	2.50%(c)	11/20/2050	559,944
865,325	Series 2020-189-SP (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(c)(e)	12/20/2050	126,615
1,940,034	Series 2020-196-DI	2.50%(c)	12/20/2050	283,575
3,166,318	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%(c)(e)	07/20/2051	39,528
2,493,486	Series 2021-15-GI	3.50%(c)	01/20/2051	483,839
2,328,889	Series 2021-15-PI	3.00%(c)	01/20/2051	390,029
2,098,959	Series 2021-189-IO	0.88%(b)(c)	06/16/2061	133,172
1,556,672	Series 2021-197-IB	3.50%(c)	11/20/2051	288,449
2,356,705	Series 2021-2-IO	0.88%(b)(c)	06/16/2063	151,092
3,043,940	Series 2021-24-YI	3.50%(c)	02/20/2051	620,550
2,574,083	Series 2021-46-ES (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00%(c)(e)	03/20/2051	16,313
3,786,054	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(c)(e)	04/20/2051	26,789
3,265,191	Series 2021-80-IO	0.90%(b)(c)	12/16/2062	224,971
1,385,188	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.05%(c)(e)	06/20/2051	173,914
852,824	Series 2022-112-AI	2.50%(c)	10/20/2050	133,255
2,874,511	Series 2022-204-IO	3.50%(c)	04/20/2052	465,423
382,569	Series 2022-218-IB	3.00%(c)	07/20/2050	62,786
4,047,224	Series 2022-83-IO	2.50%(c)	11/20/2051	575,308
3,124,691	Series 2023-19-GI	3.00%(c)	11/20/2051	458,271
2,229,229	Series 2023-79-JI	2.50%(c)	02/20/2051	309,972
1,738,948	Series 2024-13-IA	3.00%(c)	05/20/2051	296,725
8,141,449	Series 2024-156-IA	0.87%(b)(c)	07/16/2066	575,138
3,603,328	Series 2024-158-IO	1.09%(b)(c)	12/16/2065	286,171
1,221,470	Series 2024-170-AI	0.76%(b)(c)	10/16/2065	79,049
675,490	Series 2024-170-IO	1.00%(b)(c)	03/16/2066	52,023
2,854,951	Series 2024-24-DI	3.50%(c)	11/20/2051	526,938
3,359,845	Series 2024-6-BI	3.00%(c)	12/20/2051	520,482
2,471,665	Series 2025-100-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.74%	05/20/2055	2,489,778
	Total US Government and Agency Mortgage Backed Obligations (Cost $30,076,007)			29,656,697

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 6.5%
2,739,272	First American Government Obligations Fund - U	4.07%(f)	2,739,272
2,739,272	JPMorgan US Government Money Market Fund - IM	4.09%(f)	2,739,272
2,739,272	MSILF Government Portfolio - Institutional	4.05%(f)	2,739,272
	Total Short Term Investments (Cost $8,217,816)		8,217,816
	Total Investments - 100.8%(g) (Cost $127,540,462)		126,855,472
	Other Liabilities in Excess of Assets - (0.8)%		(1,030,297)
	NET ASSETS - 100.0%		$125,825,175

158	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Securitized Credit Fund (Cont.)

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	23.6%
Non-Agency Residential Collateralized Mortgage Obligations	22.5%
Non-Agency Commercial Mortgage Backed Obligations	19.8%
Collateralized Loan Obligations	15.1%
Asset Backed Obligations	13.3%
Short Term Investments	6.5%
Other Assets and Liabilities	(0.8)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $78,681,607 or 62.5% of the Fund’s net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Interest only security
(d)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(f)
Seven-day yield as of period end.
(g)
98.9% of the total investments are based in the United States.
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	159

Statements of Assets and Liabilities	(Unaudited) September 30, 2025

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
ASSETS:
Investments in Unaffiliated Securities, at Value*	$29,014,849,092	$5,824,935,985	$404,978,681	$6,042,258,729	$103,209,247	$3,321,128,500
Investments in Affiliated Mutual Funds, at Value*	—	524,821,231	—	—	—	—
Short Term Investments*	1,288,447,837	341,349,088	15,911,655	263,630,189	11,115,268	58,416,459
Cash	—	2,570,591	—	—	2,079,081	733,525
Deposit at Broker for Futures	143,936,751	22,428,438	—	—	—	—
Interest and Dividends Receivable	138,837,519	38,009,559	5,782,501	33,277,899	1,095,561	17,100,947
Receivable for Fund Shares Sold	53,823,036	8,557,689	124,633	35,502,604	1,433	1,562,205
Receivable for Investments Sold	12,406,346	7,775,200	—	1,475	4,679,214	19,825
Variation Margin Receivable	2,197,961	1,795,486	—	—	—	—
Prepaid Expenses and Other Assets	514,481	116,002	20,635	161,386	24,826	80,080
Net Unrealized Appreciation on Swaps	—	—	—	—	—	118,043,344
Net Unrealized Appreciation on Unfunded Loan Commitments	—	1,091	—	—	759	—
Total Assets	30,655,013,023	6,772,360,360	426,818,105	6,374,832,282	122,205,389	3,517,084,885
LIABILITIES:
Payable for Investments Purchased	86,989,883	69,877,813	2,791,376	30,917,802	9,208,916	21,358,075
Payable for Fund Shares Redeemed	60,346,217	5,411,093	615,953	15,107,712	175,675	5,222,994
Distribution Payable	34,337,726	10,609,698	595,314	4,745,213	297,949	9,861,689
Investment Advisory Fees Payable	9,946,443	1,955,323	278,281	1,804,859	35,304	1,306,247
Sub-Transfer Agent Expenses Payable	1,891,071	543,385	37,953	498,313	10,521	217,032
Distribution Fees Payable	990,009	9,897	2,651	694,992	5,800	21,783
Trustees Fees Payable (See Note 7)	886,277	175,276	17,211	119,551	7,720	100,792
Administration, Fund Accounting and Custodian Fees Payable	728,280	216,164	11,052	152,740	42,743	127,995
Transfer Agent Expenses Payable	722,570	157,624	12,531	116,312	5,527	108,507
Professional Fees Payable	332,726	150,869	84,235	144,815	62,660	141,471
Accrued Expenses	214,690	28,032	43,066	—	13,396	28,837
Due to Custodian	51,634	—	—	718,529	—	—
Interest Expense Payable	—	—	112	1,263	2,500	—
Total Liabilities	197,437,526	89,135,174	4,489,735	55,022,101	9,868,711	38,495,422
Commitments and Contingencies (See Note 2)
Net Assets	$30,457,575,497	$6,683,225,186	$422,328,370	$6,319,810,181	$112,336,678	$3,478,589,463
NET ASSETS CONSISTS OF:
Paid-in Capital	$41,012,890,511	$8,264,232,111	$630,484,443	$6,703,186,871	$171,864,551	$3,826,508,693
Total Distributable Loss	(10,555,315,014)	(1,581,006,925)	(208,156,073)	(383,376,690)	(59,527,873)	(347,919,230)
Net Assets	$30,457,575,497	$6,683,225,186	$422,328,370	$6,319,810,181	$112,336,678	$3,478,589,463
*Identified Cost:
Investments in Unaffiliated Securities	$32,353,177,417	$6,085,967,665	$428,051,978	$6,142,520,941	$103,879,474	$3,522,625,709
Investments in Affiliated Mutual Funds	—	563,262,155	—	—	—	—
Short Term Investments	1,288,447,837	341,329,257	15,911,655	263,630,189	11,115,268	58,416,459
Class I (unlimited shares authorized):
Net Assets	$24,896,516,702	$6,123,295,361	$402,077,141	$5,468,919,457	$94,346,101	$3,253,796,180
Shares Outstanding	2,794,510,046	654,289,191	43,589,402	565,548,740	10,478,564	200,798,082
Net Asset Value, Offering and Redemption Price per Share	$8.91	$9.36	$9.22	$9.67	$9.00	$16.20
Class N (unlimited shares authorized):
Net Assets	$4,033,564,954	$185,305,858	$20,251,229	712,287,856	17,990,577	209,482,202
Shares Outstanding	452,986,593	19,818,940	2,193,660	73,717,613	1,992,070	12,940,751
Net Asset Value, Offering and Redemption Price per Share	$8.90	$9.35	$9.23	$9.66	$9.03	$16.19
Class R6 (unlimited shares authorized):
Net Assets	$1,527,493,841	$374,623,967	$—	$138,602,868	$—	$15,311,081
Shares Outstanding	171,436,470	40,010,633	—	14,328,245	—	944,314
Net Asset Value, Offering and Redemption Price per Share	$8.91	$9.36	$—	$9.67	$—	$16.21

160	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
ASSETS:
Investments in Unaffiliated Securities, at Value*	$1,153,366,557	$126,015,768	$50,333,270	$—	$242,387,309	$341,421,526
Investments in Affiliated Mutual Funds, at Value*	40,879,998	—	—	—	—	—
Short Term Investments*	173,138,098	2,571,996	6,027,128	74,768,823	2,856,849	10,064,978
Cash	1,436,977	—	—	—	—	—
Foreign Currency, at Value*	—	—	—	—	2,328,392	—
Interest and Dividends Receivable	9,714,052	1,335,110	158,841	9,957	1,528,527	2,583,017
Receivable for Investments Sold	5,687,613	—	—	—	—	—
Receivable for Fund Shares Sold	5,559,681	13,352	3,159	14,678	6,525	17,024
Prepaid Expenses and Other Assets	78,166	24,235	10,059	34,600	15,407	33,310
Net Unrealized Appreciation on Unfunded Loan Commitments	821	—	—	—	—	—
Net Unrealized Appreciation on Forward Currency Exchange Contracts	—	—	—	—	89,192	—
Deposit at Broker for Futures	—	—	809,232	—	—	—
Total Assets	1,389,861,963	129,960,461	57,341,689	74,828,058	249,212,201	354,119,855
LIABILITIES:
Payable for Investments Purchased	25,144,549	705,397	2,541,562	—	—	—
Distribution Payable	1,808,090	119,712	146,840	—	2,084,932	1,169,097
Payable for Fund Shares Redeemed	1,280,135	781,959	14,658	332,478	3,902	50,504
Investment Advisory Fees Payable	663,919	36,394	10,340	46,766	102,364	144,380
Sub-Transfer Agent Expenses Payable	85,813	11,989	1,629	8,411	—	8,523
Administration, Fund Accounting and Custodian Fees Payable	81,272	4,791	3,940	1,218	—	21,798
Professional Fees Payable	62,854	55,512	59,588	55,043	53,566	49,545
Distribution Fees Payable	34,748	—	934	773	—	428
Trustees Fees Payable (See Note 7)	21,313	5,875	3,458	5,306	10,783	10,306
Transfer Agent Expenses Payable	13,345	4,330	1,450	5,894	5,325	8,872
Accrued Expenses	5,669	9,077	1,230	6,580	8,075	—
Variation Margin Payable	—	—	89,430	—	—	—
Net Unrealized Depreciation on Swaps	—	—	—	868,078	—	—
Total Liabilities	29,201,707	1,735,036	2,875,059	1,330,547	2,268,947	1,463,453
Commitments and Contingencies (See Note 2)
Net Assets	$1,360,660,256	$128,225,425	$54,466,630	$73,497,511	$246,943,254	$352,656,402
NET ASSETS CONSISTS OF:
Paid-in Capital	$1,543,895,724	$140,417,828	$80,083,536	$71,721,988	$280,560,043	$389,593,296
Total Distributable Earnings (Loss)	(183,235,468)	(12,192,403)	(25,616,906)	1,775,523	(33,616,789)	(36,936,894)
Net Assets	$1,360,660,256	$128,225,425	$54,466,630	$73,497,511	$246,943,254	$352,656,402
*Identified Cost:
Investments in Unaffiliated Securities	$1,205,061,708	$124,192,537	$52,771,496	$—	$243,341,384	$339,533,423
Investments in Affiliated Mutual Funds	40,000,000	—	—	—	—	—
Short Term Investments	173,095,558	2,571,996	6,027,128	74,760,165	2,856,849	10,064,978
Foreign Currency (Due to Custodian)	—	—	—	—	2,254,108	—
Class I (unlimited shares authorized):
Net Assets	$1,124,787,835	$122,331,449	$49,635,298	$68,304,471	$246,851,317	$345,708,286
Shares Outstanding	128,235,585	12,527,489	7,840,356	9,404,601	27,921,717	36,121,428
Net Asset Value, Offering and Redemption Price per Share	$8.77	$9.77	$6.33	$7.26	$8.84	$9.57
Class N (unlimited shares authorized):
Net Assets	71,138,619	5,893,976	4,831,332	5,193,040	91,937	6,948,116
Shares Outstanding	8,116,854	602,478	765,239	726,292	10,493	725,259
Net Asset Value, Offering and Redemption Price per Share	$8.76	$9.78	$6.31	$7.15	$8.76	$9.58
Class R6 (unlimited shares authorized):
Net Assets	$164,733,802	$—	$—	$—	$—	$—
Shares Outstanding	18,767,686	—	—	—	—	—
Net Asset Value, Offering and Redemption Price per Share	$8.78	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	161

Statements of Assets and Liabilities (Cont.)

	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Securitized Credit Fund
ASSETS:
Investments in Unaffiliated Securities, at Value*	$28,954,982	$215,513,670	$118,637,656
Investments in Affiliated Mutual Funds, at Value*	649,212	—	—
Short Term Investments*	1,858,607	8,038,806	8,217,816
Cash	—	14,220	—
Foreign Currency, at Value*	—	417,634	—
Net Unrealized Appreciation on Forward Currency Exchange Contracts	1,831,600	—	—
Net Unrealized Appreciation on Swaps	765,521	—	—
Interest and Dividends Receivable	182,388	4,739,559	826,628
Prepaid Expenses and Other Assets	12,969	14,058	44,709
Receivable for Fund Shares Sold	7,824	77,683	544,866
Due from Advisor (See Note 3)	1,252	—	—
Total Assets	34,264,355	228,815,630	128,271,675
LIABILITIES:
Payable for Investments Purchased	519,987	—	2,009,057
Professional Fees Payable	53,485	55,262	52,389
Payable for Fund Shares Redeemed	30,116	26,159	282,788
Accrued Expenses	12,336	37,350	—
Distribution Payable	9,662	2,701,881	39,972
Administration, Fund Accounting and Custodian Fees Payable	8,635	4,488	8,262
Trustees Fees Payable (See Note 7)	2,978	2,372	3,374
Sub-Transfer Agent Expenses Payable	2,109	71	12,498
Transfer Agent Expenses Payable	1,496	334	1,221
Distribution Fees Payable	—	310	2,501
Investment Advisory Fees Payable	—	154,049	34,438
Total Liabilities	640,804	2,982,276	2,446,500
Commitments and Contingencies (See Note 2)
Net Assets	$33,623,551	$225,833,354	$125,825,175
NET ASSETS CONSISTS OF:
Paid-in Capital	$47,917,175	$221,460,627	$145,954,897
Total Distributable Earnings (Loss)	(14,293,624)	4,372,727	(20,129,722)
Net Assets	$33,623,551	$225,833,354	$125,825,175
*Identified Cost:
Investments in Unaffiliated Securities	$31,343,294	$210,827,610	$119,322,646
Investments in Affiliated Mutual Funds	686,722	—	—
Short Term Investments	1,858,607	8,038,806	8,217,816
Foreign Currency (Due to Custodian)	—	418,300	—
Class I (unlimited shares authorized):
Net Assets	$30,283,106	$224,751,724	$113,859,392
Shares Outstanding	2,347,699	23,801,085	14,236,446
Net Asset Value, Offering and Redemption Price per Share	$12.90	$9.44	$8.00
Class N (unlimited shares authorized):
Net Assets	$3,340,445	$1,081,630	$11,965,783
Shares Outstanding	258,977	114,809	1,493,521
Net Asset Value, Offering and Redemption Price per Share	$12.90	$9.42	$8.01
162	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Operations	(Unaudited) For the Period Ended September 30, 2025

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
INVESTMENT INCOME
Income:
Interest	$741,347,024	$151,502,137	$12,515,535	$148,410,122	$4,733,723	$75,899,567
Dividends from Unaffiliated Securities	17,148,965	3,647,307	108,527	3,837,287	113,504	2,317,395
Dividends from Affiliated Mutual Funds	—	10,313,533	—	—	—	—
Total Investment Income	758,495,989	165,462,977	12,624,062	152,247,409	4,847,227	78,216,962
Expenses:
Investment Advisory Fees	59,905,363	12,962,574	1,511,627	10,877,513	313,073	8,029,645
Sub-Transfer Agent Expenses - Class I	7,568,163	1,802,356	173,055	1,580,172	36,151	792,258
Sub-Transfer Agent Expenses - Class N	1,238,796	57,306	9,528	210,384	5,635	49,890
Distribution Fees - Class N	4,984,418	233,031	26,224	892,644	21,686	268,022
Administration, Fund Accounting and Custodian Fees	1,631,911	459,817	38,410	363,829	66,888	253,788
Transfer Agent Expenses	1,419,907	315,313	21,397	277,815	8,336	186,380
Trustees Fees	338,473	76,011	4,864	70,032	2,072	43,291
Shareholder Reporting Expenses	331,314	56,377	11,696	77,446	10,881	75,471
Insurance Expenses	300,162	69,823	5,474	62,080	2,606	41,685
Professional Fees	261,695	133,228	87,969	90,743	72,774	104,421
Registration Fees	181,948	67,152	21,402	78,344	24,128	34,967
Miscellaneous Expenses	115,538	30,922	2,512	30,291	1,536	20,469
Interest Expense	—	—	3,296	—	25,841	—
Total Expenses	78,277,688	16,263,910	1,917,454	14,611,293	591,607	9,900,287
Less: Investment Advisory Fees (Waived)	—	(1,174,737)	—	—	—	—
Less: Other Fees (Reimbursed)/Recouped	—	—	—	—	(80,525)	—
Net Expenses	78,277,688	15,089,173	1,917,454	14,611,293	511,082	9,900,287
Net Investment Income (Loss)	680,218,301	150,373,804	10,706,608	137,636,116	4,336,145	68,316,675
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(49,960,008)	(32,870,448)	1,689,932	105,727	145,369	(9,322,888)
Investments in Affiliated Mutual Funds	—	(2,315,451)	—	—	—	—
Futures	8,477,699	7,364,526	—	—	—	—
Swaps	—	—	—	—	—	127,544,740
Net Change in Unrealized Appreciation (Depreciation) on:	—	—	—	—	—	—
Investments in Unaffiliated Securities	404,640,402	105,176,495	8,476,242	40,710,878	1,548,469	36,900,214
Investments in Affiliated Mutual Funds	—	12,761,266	—	—	—	—
Short Term Investments	—	37,310	—	—	—	—
Futures	(55,033,029)	(14,484,600)	—	—	—	—
Swaps	—	—	—	—	—	54,959,608
Unfunded Loan Commitments	—	2,724	—	—	2,096	—
Net Realized and Unrealized Gain (Loss) on Investments	308,125,064	75,671,822	10,166,174	40,816,605	1,695,934	210,081,674
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$988,343,365	$226,045,626	$20,872,782	$178,452,721	$6,032,079	$278,398,349

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	163

Statements of Operations (Cont.)

	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
INVESTMENT INCOME
Income:
Interest	$35,550,732	$3,615,171	$1,433,886	$1,678,346	$3,498,706	$9,123,752
Dividends from Unaffiliated Securities	1,371,684	39,479	58,683	103,504	100,759	160,833
Dividends from Affiliated Mutual Funds	520,530	—	—	—	—	—
Total Investment Income	37,442,946	3,654,650	1,492,569	1,781,850	3,599,465	9,284,585
Expenses:
Investment Advisory Fees	3,937,722	338,772	92,182	378,610	485,962	868,188
Sub-Transfer Agent Expenses - Class I	270,337	54,668	7,717	36,665	2,978	29,516
Sub-Transfer Agent Expenses - Class N	22,454	2,543	910	2,550	3	529
Administration, Fund Accounting and Custodian Fees	215,423	21,260	16,835	15,311	26,094	45,478
Distribution Fees - Class N	103,217	7,516	6,726	6,895	131	7,560
Professional Fees	70,346	55,440	52,689	64,373	49,555	56,870
Transfer Agent Expenses	52,913	7,169	2,950	6,113	4,362	18,366
Shareholder Reporting Expenses	43,056	10,249	4,873	11,160	—	5,122
Registration Fees	34,736	20,976	18,119	15,054	17,662	22,579
Insurance Expenses	13,520	2,570	1,195	2,058	2,270	4,863
Trustees Fees	13,428	1,783	827	1,419	1,890	4,475
Miscellaneous Expenses	8,908	4,852	3,385	6,402	4,664	4,296
Total Expenses	4,786,060	527,798	208,408	546,610	595,571	1,067,842
Less: Investment Advisory Fees (Waived)	(67,410)	—	—	—	—	—
Less: Other Fees (Reimbursed)/Recouped	—	(120,538)	(70,000)	(76,982)	—	—
Net Expenses	4,718,650	407,260	138,408	469,628	595,571	1,067,842
Net Investment Income (Loss)	32,724,296	3,247,390	1,354,161	1,312,222	3,003,894	8,216,743
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(2,715,102)	854,942	(80,790)	385	464,208	(5,608,791)
Foreign Currency	—	—	—	—	(326,761)	—
Forwards	—	—	—	—	49,786	—
Futures	—	—	(889,992)	—	—	—
Swaps	—	—	—	1,180,062	—	—
Net Change in Unrealized Appreciation (Depreciation) on:	—	—	—	—	—	—
Investments in Unaffiliated Securities	13,465,293	1,319,913	146,447	—	7,066,496	11,147,609
Investments in Affiliated Mutual Funds	879,998	—	—	—	—	—
Short Term Investments	46,068	—	(203)	10,323	—	—
Foreign Currency	—	—	—	—	71,934	—
Forwards	—	—	—	—	199,300	—
Futures	—	—	212,580	—	—	—
Swaps	—	—	—	(2,586,767)	—	—
Unfunded Loan Commitments	1,834	—	—	—	—	—
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—	—	18,035	—
Net Realized and Unrealized Gain (Loss) on Investments	11,678,091	2,174,855	(611,958)	(1,395,997)	7,542,998	5,538,818
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,402,387	$5,422,245	$742,203	$(83,775)	$10,546,892	$13,755,561

164	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) For the Period Ended September 30, 2025

	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Securitized Credit Fund
INVESTMENT INCOME
Income:
Interest	$832,244	$3,352,334	$3,607,715
Dividends from Unaffiliated Securities	36,476	165,953	183,918
Dividends from Affiliated Mutual Funds	23,481	—	—
Total Investment Income	892,201	3,518,287	3,791,633
Expenses:
Investment Advisory Fees	80,907	384,776	284,793
Professional Fees	59,250	51,596	60,365
Administration, Fund Accounting and Custodian Fees	32,938	16,274	42,286
Registration Fees	19,108	18,649	30,138
Sub-Transfer Agent Expenses - Class I	12,524	966	41,335
Sub-Transfer Agent Expenses - Class N	1,472	16	4,255
Shareholder Reporting Expenses	13,740	2,322	1,716
Distribution Fees - Class N	4,222	647	13,246
Miscellaneous Expenses	4,169	—	3,938
Transfer Agent Expenses	1,390	587	5,410
Insurance Expenses	1,100	441	1,757
Trustees Fees	634	608	1,513
Total Expenses	231,454	476,882	490,752
Less: Investment Advisory Fees (Waived)	(1,620)	—	—
Less: Other Fees (Reimbursed)/Recouped	(122,053)	(14,504)	(107,284)
Net Expenses	107,781	462,378	383,468
Net Investment Income (Loss)	784,420	3,055,909	3,408,165
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(88,234)	98,188	130,626
Foreign Currency	(4,706)	5,181	—
Forwards	359,619	—	—
Swaps	(493,460)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:	—	—	—
Investments in Unaffiliated Securities	211,947	5,642,894	849,207
Investments in Affiliated Mutual Funds	8,657	—	—
Foreign Currency	—	(644)	—
Forwards	1,854,133	—	—
Swaps	928,559	—	—
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	33,513	—
Net Realized and Unrealized Gain (Loss) on Investments	2,776,515	5,779,132	979,833
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,560,935	$8,835,041	$4,387,998

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	165

Statements of Changes in Net Assets

	DoubleLine Total Return Bond Fund		DoubleLine Core Fixed Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$680,218,301	$1,338,208,613	$150,373,804	$319,634,031
Net Realized Gain (Loss) on Investments	(41,482,309)	(493,843,774)	(27,821,373)	(189,547,139)
Net Change in Unrealized Appreciation (Depreciation) on Investments	349,607,373	1,026,856,023	103,493,195	246,722,862
Net Increase (Decrease) in Net Assets Resulting from Operations	988,343,365	1,871,220,862	226,045,626	376,809,754
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(608,404,798)	(1,240,978,469)	(146,689,638)	(313,150,541)
Class N	(94,787,359)	(183,090,313)	(4,351,838)	(9,959,470)
Class R6	(41,756,186)	(77,505,392)	(9,126,726)	(19,587,175)
Total Distributions to Shareholders	(744,948,343)	(1,501,574,174)	(160,168,202)	(342,697,186)
NET SHARE TRANSACTIONS
Class I	254,501,555	(1,366,160,813)	(19,862,007)	(296,144,228)
Class N	25,645,943	(343,344,324)	(6,584,601)	(46,377,521)
Class R6	(175,890,900)	414,370,894	(49,991,002)	96,915,162
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	104,256,598	(1,295,134,243)	(76,437,610)	(245,606,587)
Total Increase (Decrease) in Net Assets	$347,651,620	$(925,487,555)	$(10,560,186)	$(211,494,019)
NET ASSETS:
Beginning of Period	$30,109,923,877	$31,035,411,432	$6,693,785,372	$6,905,279,391
End of Period	$30,457,575,497	$30,109,923,877	$6,683,225,186	$6,693,785,372

166	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Emerging Markets Fixed Income Fund		DoubleLine Low Duration Bond Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$10,706,608	$24,720,406	$137,636,116	$287,821,333
Net Realized Gain (Loss) on Investments	1,689,932	(20,281,721)	105,727	(12,489,362)
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,476,242	26,662,440	40,710,878	40,090,581
Net Increase (Decrease) in Net Assets Resulting from Operations	20,872,782	31,101,125	178,452,721	315,422,552
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(11,412,200)	(24,528,159)	(126,547,388)	(249,730,024)
Class N	(603,277)	(1,343,318)	(15,888,995)	(34,280,500)
Class R6	—	—	(3,197,196)	(6,272,556)
Total Distributions to Shareholders	(12,015,477)	(25,871,477)	(145,633,579)	(290,283,080)
NET SHARE TRANSACTIONS
Class I	(5,758,905)	(66,796,242)	128,764,530	501,878,066
Class N	(1,677,038)	(1,662,457)	(6,332,144)	(28,060,526)
Class R6	—	—	16,958,897	(7,556,176)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(7,435,943)	(68,458,699)	139,391,283	466,261,364
Total Increase (Decrease) in Net Assets	$1,421,362	$(63,229,051)	$172,210,425	$491,400,836
NET ASSETS:
Beginning of Period	$420,907,008	$484,136,059	$6,147,599,756	$5,656,198,920
End of Period	$422,328,370	$420,907,008	$6,319,810,181	$6,147,599,756

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	167

	DoubleLine Floating Rate Fund		DoubleLine Shiller Enhanced CAPE®
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$4,336,145	$13,326,175	$68,316,675	$189,331,638
Net Realized Gain (Loss) on Investments	145,369	(1,764,778)	118,221,852	447,069,901
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,550,565	(1,125,440)	91,859,822	(307,483,461)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,032,079	10,435,957	278,398,349	328,918,078
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(3,785,559)	(12,087,832)	(84,906,719)	(184,157,907)
Class N	(602,228)	(1,310,019)	(5,193,581)	(11,884,563)
Class R6	—	—	(544,011)	(1,110,843)
Total Distributions to Shareholders	(4,387,787)	(13,397,851)	(90,644,311)	(197,153,313)
NET SHARE TRANSACTIONS
Class I	(42,743,609)	(23,961,228)	(390,241,501)	(559,635,958)
Class N	888,782	130,902	(26,452,355)	(64,974,782)
Class R6	—	—	(12,826,496)	7,900,012
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(41,854,827)	(23,830,326)	(429,520,352)	(616,710,728)
Total Increase (Decrease) in Net Assets	$(40,210,535)	$(26,792,220)	$(241,766,314)	$(484,945,963)
NET ASSETS:
Beginning of Period	$152,547,213	$179,339,433	$3,720,355,777	$4,205,301,740
End of Period	$112,336,678	$152,547,213	$3,478,589,463	$3,720,355,777

168	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Flexible Income Fund		DoubleLine Low Duration Emerging Markets Fixed Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$32,724,296	$62,713,454	$3,247,390	$7,104,738
Net Realized Gain (Loss) on Investments	(2,715,102)	(15,096,936)	854,942	385,384
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,393,193	30,354,769	1,319,913	2,939,014
Net Increase (Decrease) in Net Assets Resulting from Operations	44,402,387	77,971,287	5,422,245	10,429,136
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(29,880,480)	(54,331,461)	(3,535,399)	(6,696,344)
Class N	(2,217,362)	(4,355,093)	(156,670)	(209,240)
Class R6	(4,565,872)	(5,923,709)	—	—
Total Distributions to Shareholders	(36,663,714)	(64,610,263)	(3,692,069)	(6,905,584)
NET SHARE TRANSACTIONS
Class I	134,086,346	170,212,718	(15,346,171)	(20,631,691)
Class N	(21,351,926)	21,256,315	56,656	984,589
Class R6	18,329,082	64,663,633	—	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	131,063,502	256,132,666	(15,289,515)	(19,647,102)
Total Increase (Decrease) in Net Assets	$138,802,175	$269,493,690	$(13,559,339)	$(16,123,550)
NET ASSETS:
Beginning of Period	$1,221,858,081	$952,364,391	$141,784,764	$157,908,314
End of Period	$1,360,660,256	$1,221,858,081	$128,225,425	$141,784,764

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	169

	DoubleLine Long Duration Total Return Bond Fund		DoubleLine Strategic Commodity Fund (Consolidated)
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$1,354,161	$2,849,449	$1,312,222	$5,021,669
Net Realized Gain (Loss) on Investments	(970,782)	(4,391,879)	1,180,447	(10,533,227)
Net Change in Unrealized Appreciation (Depreciation) on Investments	358,824	2,089,233	(2,576,444)	(3,370,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	742,203	546,803	(83,775)	(8,881,917)
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,226,690)	(2,390,470)	—	(2,715,101)
Class N	(129,598)	(468,303)	—	(287,366)
Total Distributions to Shareholders	(1,356,288)	(2,858,773)	—	(3,002,467)
NET SHARE TRANSACTIONS
Class I	1,713,045	2,375,689	(40,146,222)	(16,653,423)
Class N	(1,412,548)	(5,203,898)	(2,057,888)	(4,825,192)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	300,497	(2,828,209)	(42,204,110)	(21,478,615)
Total Increase (Decrease) in Net Assets	$(313,588)	$(5,140,179)	$(42,287,885)	$(33,362,999)
NET ASSETS:
Beginning of Period	$54,780,218	$59,920,397	$115,785,396	$149,148,395
End of Period	$54,466,630	$54,780,218	$73,497,511	$115,785,396

170	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Global Bond Fund		DoubleLine Infrastructure Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$3,003,894	$4,199,968	$8,216,743	$15,595,249
Net Realized Gain (Loss) on Investments	187,233	(3,726,886)	(5,608,791)	(4,124,672)
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,355,765	2,136,530	11,147,609	11,788,308
Net Increase (Decrease) in Net Assets Resulting from Operations	10,546,892	2,609,612	13,755,561	23,258,885
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(3,429,357)	(1,622,642)	(8,118,675)	(15,412,073)
Class N	(1,547)	(1,178)	(138,845)	(275,504)
Total Distributions to Shareholders	(3,430,904)	(1,623,820)	(8,257,520)	(15,687,577)
NET SHARE TRANSACTIONS
Class I	91,130,453	3,619,089	(16,226,029)	(9,819,211)
Class N	(14,923)	(54,253)	469,896	(720,932)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	91,115,530	3,564,836	(15,756,133)	(10,540,143)
Total Increase (Decrease) in Net Assets	$98,231,518	$4,550,628	$(10,258,092)	$(2,968,835)
NET ASSETS:
Beginning of Period	$148,711,736	$144,161,108	$362,914,494	$365,883,329
End of Period	$246,943,254	$148,711,736	$352,656,402	$362,914,494

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	171

	DoubleLine Shiller Enhanced International CAPE®		DoubleLine Emerging Markets Local Currency Bond Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$784,420	$2,027,303	$3,055,909	$712,227
Net Realized Gain (Loss) on Investments	(226,781)	1,823,911	103,369	(497,582)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,003,296	(3,254,397)	5,675,763	26,070
Net Increase (Decrease) in Net Assets Resulting from Operations	3,560,935	596,817	8,835,041	240,715
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(727,189)	(1,861,195)	(3,022,313)	(316,947)
Class N	(79,204)	(268,021)	(19,179)	(19,252)
Total Distributions to Shareholders	(806,393)	(2,129,216)	(3,041,492)	(336,199)
NET SHARE TRANSACTIONS
Class I	2,745,067	(10,613,654)	207,130,241	266,523
Class N	(220,627)	(5,620,936)	557,371	(453,945)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	2,524,440	(16,234,590)	207,687,612	(187,422)
Total Increase (Decrease) in Net Assets	$5,278,982	$(17,766,989)	$213,481,161	$(282,906)
NET ASSETS:
Beginning of Period	$28,344,569	$46,111,558	$12,352,193	$12,635,099
End of Period	$33,623,551	$28,344,569	$225,833,354	$12,352,193

172	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Securitized Credit Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$3,408,165	$6,365,208
Net Realized Gain (Loss) on Investments	130,626	(1,407,141)
Net Change in Unrealized Appreciation (Depreciation) on Investments	849,207	3,599,201
Net Increase (Decrease) in Net Assets Resulting from Operations	4,387,998	8,557,268
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(3,182,237)	(6,320,351)
Class N	(304,809)	(551,690)
Total Distributions to Shareholders	(3,487,046)	(6,872,041)
NET SHARE TRANSACTIONS
Class I	13,730,104	17,888,219
Class N	(834,515)	8,699,280
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	12,895,589	26,587,499
Total Increase (Decrease) in Net Assets	$13,796,541	$28,272,726
NET ASSETS:
Beginning of Period	$112,028,634	$83,755,908
End of Period	$125,825,175	$112,028,634

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	173

Financial Highlights
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Total Return Bond Fund - Class I
9/30/2025(d)	$8.84	0.20	0.09	0.29	(0.22)	—	—	(0.22)	$8.91	3.35%	$24,896,517	0.49%	0.49%	0.49%	4.57%	9%
3/31/2025	$8.72	0.39	0.17	0.56	(0.44)	—	—	(0.44)	$8.84	6.58%	$24,445,547	0.50%	0.50%	0.50%	4.45%	33%
3/31/2024	$8.97	0.36	(0.21)	0.15	(0.40)	—	—	(0.40)	$8.72	1.75%	$25,498,119	0.50%	0.50%	0.50%	4.19%	36%
3/31/2023	$9.82	0.30	(0.80)	(0.50)	(0.35)	—	—	(0.35)	$8.97	(5.08)%	$27,489,784	0.49%	0.49%	0.49%	3.28%	37%
3/31/2022	$10.46	0.29	(0.60)	(0.31)	(0.33)	—	—	(0.33)	$9.82	(3.14)%	$37,399,379	0.48%	0.48%	0.48%	2.75%	89%
3/31/2021	$10.46	0.31	0.04	0.35	(0.35)	—	—	(0.35)	$10.46	3.32%	$42,909,929	0.49%	0.49%	0.49%	2.95%	91%
DoubleLine Total Return Bond Fund - Class N
9/30/2025(d)	$8.83	0.19	0.09	0.28	(0.21)	—	—	(0.21)	$8.90	3.22%	$4,033,565	0.74%	0.74%	0.74%	4.32%	9%
3/31/2025	$8.72	0.37	0.16	0.53	(0.42)	—	—	(0.42)	$8.83	6.19%	$3,974,646	0.75%	0.75%	0.75%	4.20%	33%
3/31/2024	$8.97	0.34	(0.21)	0.13	(0.38)	—	—	(0.38)	$8.72	1.50%	$4,269,591	0.75%	0.75%	0.75%	3.94%	36%
3/31/2023	$9.82	0.28	(0.80)	(0.52)	(0.33)	—	—	(0.33)	$8.97	(5.32)%	$5,109,737	0.74%	0.74%	0.74%	3.08%	37%
3/31/2022	$10.46	0.26	(0.60)	(0.34)	(0.30)	—	—	(0.30)	$9.82	(3.38)%	$4,972,381	0.73%	0.73%	0.73%	2.50%	89%
3/31/2021	$10.46	0.29	0.03	0.32	(0.32)	—	—	(0.32)	$10.46	3.06%	$5,239,001	0.74%	0.74%	0.74%	2.70%	91%
DoubleLine Total Return Bond Fund - Class R6
9/30/2025(d)	$8.84	0.20	0.09	0.29	(0.22)	—	—	(0.22)	$8.91	3.38%	$1,527,494	0.43%	0.43%	0.43%	4.63%	9%
3/31/2025	$8.73	0.39	0.17	0.56	(0.45)	—	—	(0.45)	$8.84	6.53%	$1,689,731	0.43%	0.43%	0.43%	4.49%	33%
3/31/2024	$8.98	0.37	(0.22)	0.15	(0.40)	—	—	(0.40)	$8.73	1.81%	$1,267,701	0.44%	0.44%	0.44%	4.27%	36%
3/31/2023	$9.83	0.31	(0.81)	(0.50)	(0.35)	—	—	(0.35)	$8.98	(5.02)%	$1,218,779	0.44%	0.44%	0.44%	3.35%	37%
3/31/2022	$10.46	0.29	(0.59)	(0.30)	(0.33)	—	—	(0.33)	$9.83	(2.99)%	$1,711,466	0.43%	0.43%	0.43%	2.81%	89%
3/31/2021	$10.46	0.31	0.05	0.36	(0.36)	—	—	(0.36)	$10.46	3.38%	$2,071,388	0.44%	0.44%	0.44%	2.89%	91%
DoubleLine Core Fixed Income Fund - Class I
9/30/2025(d)	$9.26	0.22	0.11	0.33	(0.23)	—	—	(0.23)	$9.36	3.61%	$6,123,295	0.50%	0.46%	0.46%	4.64%	21%
3/31/2025	$9.20	0.44	0.09	0.53	(0.47)	—	—	(0.47)	$9.26	5.96%	$6,081,690	0.49%	0.46%	0.46%	4.78%	64%
3/31/2024	$9.41	0.42	(0.19)	0.23	(0.44)	—	—	(0.44)	$9.20	2.60%	$6,346,593	0.47%	0.44%	0.44%	4.59%	119%
3/31/2023	$10.33	0.36	(0.88)	(0.52)	(0.40)	—	—	(0.40)	$9.41	(5.03)%	$6,889,213	0.47%	0.44%	0.44%	3.75%	119%
3/31/2022	$11.01	0.28	(0.62)	(0.34)	(0.31)	(0.03)	—	(0.34)	$10.33	(3.19)%	$9,843,189	0.46%	0.42%	0.42%	2.55%	177%
3/31/2021	$10.62	0.32	0.42	0.74	(0.33)	(0.02)	—	(0.35)	$11.01	6.94%	$10,772,238	0.47%	0.42%	0.42%	2.83%	155%
DoubleLine Core Fixed Income Fund - Class N
9/30/2025(d)	$9.26	0.20	0.11	0.31	(0.22)	—	—	(0.22)	$9.35	3.37%	$185,306	0.75%	0.71%	0.71%	4.39%	21%
3/31/2025	$9.20	0.42	0.09	0.51	(0.45)	—	—	(0.45)	$9.26	5.69%	$190,043	0.74%	0.71%	0.71%	4.53%	64%
3/31/2024	$9.40	0.40	(0.18)	0.22	(0.42)	—	—	(0.42)	$9.20	2.46%	$235,339	0.72%	0.69%	0.69%	4.34%	119%
3/31/2023	$10.32	0.33	(0.88)	(0.55)	(0.37)	—	—	(0.37)	$9.40	(5.27)%	$274,332	0.72%	0.69%	0.69%	3.48%	119%
3/31/2022	$11.00	0.25	(0.61)	(0.36)	(0.29)	(0.03)	—	(0.32)	$10.32	(3.43)%	$443,006	0.71%	0.67%	0.67%	2.30%	177%
3/31/2021	$10.61	0.29	0.42	0.71	(0.30)	(0.02)	—	(0.32)	$11.00	6.67%	$544,493	0.72%	0.66%	0.66%	2.58%	155%
DoubleLine Core Fixed Income Fund - Class R6
9/30/2025(d)	$9.27	0.22	0.10	0.32	(0.23)	—	—	(0.23)	$9.36	3.53%	$374,624	0.44%	0.40%	0.40%	4.69%	21%
3/31/2025	$9.21	0.45	0.09	0.54	(0.48)	—	—	(0.48)	$9.27	6.01%	$422,053	0.44%	0.41%	0.41%	4.83%	64%
3/31/2024	$9.41	0.43	(0.19)	0.24	(0.44)	—	—	(0.44)	$9.21	2.74%	$323,347	0.44%	0.41%	0.41%	4.70%	119%
3/31/2023	$10.33	0.37	(0.89)	(0.52)	(0.40)	—	—	(0.40)	$9.41	(5.00)%	$118,663	0.44%	0.41%	0.41%	3.88%	119%
3/31/2022	$11.01	0.28	(0.61)	(0.33)	(0.32)	(0.03)	—	(0.35)	$10.33	(3.16)%	$93,509	0.44%	0.39%	0.39%	2.58%	177%
3/31/2021	$10.62	0.32	0.42	0.74	(0.33)	(0.02)	—	(0.35)	$11.01	6.94%	$104,731	0.44%	0.38%	0.38%	2.88%	155%
DoubleLine Emerging Markets Fixed Income Fund - Class I
9/30/2025(d)	$9.02	0.24	0.23	0.47	(0.27)	—	—	(0.27)	$9.22	5.46%	$402,077	0.94%	0.94%	0.94%	5.33%	23%
3/31/2025	$8.91	0.50	0.13	0.63	(0.52)	—	—	(0.52)	$9.02	7.29%	$399,454	0.93%	0.93%	0.93%	5.53%	47%
3/31/2024	$8.46	0.48	0.47	0.95	(0.50)	—	—	(0.50)	$8.91	11.65%	$461,232	0.92%	0.92%	0.92%	5.62%	49%
3/31/2023	$9.71	0.42	(1.22)	(0.80)	(0.45)	—	—	(0.45)	$8.46	(8.22)%	$492,903	0.90%	0.90%	0.90%	4.80%	34%
3/31/2022	$10.55	0.39	(0.84)	(0.45)	(0.39)	—	—	(0.39)	$9.71	(4.46)%	$721,060	0.87%	0.87%	0.87%	3.76%	51%
3/31/2021	$8.83	0.41	1.75	2.16	(0.44)	—	—	(0.44)	$10.55	24.72%	$799,879	0.89%	0.89%	0.89%	4.06%	81%
DoubleLine Emerging Markets Fixed Income Fund - Class N
9/30/2025(d)	$9.02	0.23	0.24	0.47	(0.26)	—	—	(0.26)	$9.23	5.32%	$20,251	1.19%	1.19%	1.19%	5.07%	23%
3/31/2025	$8.92	0.47	0.13	0.60	(0.50)	—	—	(0.50)	$9.02	6.90%	$21,453	1.18%	1.18%	1.18%	5.27%	47%
3/31/2024	$8.46	0.46	0.48	0.94	(0.48)	—	—	(0.48)	$8.92	11.49%	$22,904	1.17%	1.17%	1.17%	5.37%	49%
3/31/2023	$9.71	0.40	(1.23)	(0.83)	(0.42)	—	—	(0.42)	$8.46	(8.45)%	$27,671	1.15%	1.15%	1.15%	4.56%	34%
3/31/2022	$10.55	0.37	(0.85)	(0.48)	(0.36)	—	—	(0.36)	$9.71	(4.70)%	$38,728	1.12%	1.12%	1.12%	3.51%	51%
3/31/2021	$8.83	0.39	1.74	2.13	(0.41)	—	—	(0.41)	$10.55	24.38%	$44,972	1.14%	1.14%	1.14%	3.86%	81%

174	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Financial Highlights (Cont.)
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Low Duration Bond Fund - Class I
9/30/2025(d)	$9.62	0.22	0.06	0.28	(0.23)	—	—	(0.23)	$9.67	2.92%	$5,468,919	0.44%	0.44%	0.44%	4.46%	20%
3/31/2025	$9.58	0.48	0.04	0.52	(0.48)	—	—	(0.48)	$9.62	5.58%	$5,311,889	0.44%	0.44%	0.44%	4.97%	93%
3/31/2024	$9.46	0.45	0.12	0.57	(0.45)	—	—	(0.45)	$9.58	6.16%	$4,788,703	0.43%	0.43%	0.43%	4.71%	76%
3/31/2023	$9.67	0.28	(0.19)	0.09	(0.30)	—	—	(0.30)	$9.46	0.94%	$5,256,310	0.43%	0.43%	0.43%	2.98%	72%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	—	(0.16)	$9.67	(1.42)%	$6,224,937	0.41%	0.41%	0.41%	1.55%	80%
3/31/2021	$9.51	0.20	0.47	0.67	(0.21)	—	—	(0.21)	$9.97	7.08%	$5,689,932	0.42%	0.42%	0.42%	2.05%	71%
DoubleLine Low Duration Bond Fund - Class N
9/30/2025(d)	$9.61	0.20	0.07	0.27	(0.22)	—	—	(0.22)	$9.66	2.79%	$712,288	0.69%	0.69%	0.69%	4.21%	20%
3/31/2025	$9.57	0.45	0.05	0.50	(0.46)	—	—	(0.46)	$9.61	5.32%	$714,788	0.69%	0.69%	0.69%	4.73%	93%
3/31/2024	$9.45	0.42	0.12	0.54	(0.42)	—	—	(0.42)	$9.57	5.90%	$739,660	0.68%	0.68%	0.68%	4.46%	76%
3/31/2023	$9.67	0.26	(0.21)	0.05	(0.27)	—	—	(0.27)	$9.45	0.58%	$846,389	0.67%	0.67%	0.67%	2.73%	72%
3/31/2022	$9.96	0.13	(0.28)	(0.15)	(0.14)	—	—	(0.14)	$9.67	(1.57)%	$1,043,811	0.66%	0.66%	0.66%	1.30%	80%
3/31/2021	$9.50	0.18	0.46	0.64	(0.18)	—	—	(0.18)	$9.96	6.82%	$1,194,295	0.67%	0.67%	0.67%	1.83%	71%
DoubleLine Low Duration Bond Fund - Class R6
9/30/2025(d)	$9.62	0.22	0.06	0.28	(0.23)	—	—	(0.23)	$9.67	2.95%	$138,603	0.38%	0.38%	0.38%	4.51%	20%
3/31/2025	$9.58	0.48	0.05	0.53	(0.49)	—	—	(0.49)	$9.62	5.64%	$120,923	0.38%	0.38%	0.38%	5.03%	93%
3/31/2024	$9.46	0.46	0.11	0.57	(0.45)	—	—	(0.45)	$9.58	6.20%	$127,836	0.39%	0.39%	0.39%	4.83%	76%
3/31/2023	$9.67	0.30	(0.21)	0.09	(0.30)	—	—	(0.30)	$9.46	0.97%	$54,035	0.39%	0.39%	0.39%	3.13%	72%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	—	(0.16)	$9.67	(1.39)%	$41,366	0.39%	0.39%	0.39%	1.53%	80%
3/31/2021	$9.51	0.20	0.47	0.67	(0.21)	—	—	(0.21)	$9.97	7.12%	$8,840	0.40%	0.39%	0.39%	2.05%	71%
DoubleLine Floating Rate Fund - Class I
9/30/2025(d)	$8.88	0.31	0.14	0.45	(0.33)	—	—	(0.33)	$9.00	5.09%	$94,346	0.91%	0.91%	0.78%	6.96%	44%
3/31/2025	$9.04	0.69	(0.15)	0.54	(0.70)	—	—	(0.70)	$8.88	6.12%	$135,642	0.79%	0.79%	0.79%	7.63%	65%
3/31/2024	$8.97	0.75	0.08	0.83	(0.76)	—	—	(0.76)	$9.04	9.61%	$162,269	0.74%	0.74%	0.74%	8.34%	50%
3/31/2023	$9.42	0.53	(0.42)	0.11	(0.56)	—	—	(0.56)	$8.97	1.31%	$200,203	0.68%	0.68%	0.68%	5.81%	17%
3/31/2022	$9.51	0.32	(0.09)	0.23	(0.32)	—	—	(0.32)	$9.42	2.40%	$333,518	0.64%	0.64%	0.64%	3.37%	40%
3/31/2021	$8.44	0.34	1.07	1.41	(0.34)	—	—	(0.34)	$9.51	16.95%	$240,442	0.72%	0.72%	0.72%	3.69%	76%
DoubleLine Floating Rate Fund - Class N
9/30/2025(d)	$8.91	0.30	0.13	0.43	(0.31)	—	—	(0.31)	$9.03	4.94%	$17,991	1.16%	1.16%	1.03%	6.73%	44%
3/31/2025	$9.07	0.67	(0.16)	0.51	(0.67)	—	—	(0.67)	$8.91	5.84%	$16,905	1.04%	1.04%	1.04%	7.38%	65%
3/31/2024	$8.99	0.73	0.08	0.81	(0.73)	—	—	(0.73)	$9.07	9.43%	$17,070	0.99%	0.99%	0.99%	8.10%	50%
3/31/2023	$9.44	0.48	(0.40)	0.08	(0.53)	—	—	(0.53)	$8.99	1.04%	$20,603	0.92%	0.92%	0.92%	5.32%	17%
3/31/2022	$9.53	0.30	(0.10)	0.20	(0.29)	—	—	(0.29)	$9.44	2.15%	$45,362	0.90%	0.90%	0.90%	3.16%	40%
3/31/2021	$8.45	0.32	1.08	1.40	(0.32)	—	—	(0.32)	$9.53	16.73%	$18,339	0.98%	0.98%	0.98%	3.54%	76%
DoubleLine Shiller Enhanced CAPE® - Class I
9/30/2025(d)	$15.37	0.30	0.93	1.23	(0.40)	—	—	(0.40)	$16.20	8.13%	$3,253,796	0.54%	0.54%	0.54%	3.84%	17%
3/31/2025	$14.86	0.73	0.54	1.27	(0.76)	—	—	(0.76)	$15.37	8.76%	$3,468,688	0.55%	0.55%	0.55%	4.81%	85%
3/31/2024	$12.66	0.64	2.23	2.87	(0.67)	—	—	(0.67)	$14.86	23.36%	$3,905,582	0.54%	0.54%	0.54%	4.75%	75%
3/31/2023	$16.79	0.49	(2.60)	(2.11)	(0.54)	(1.48)	—	(2.02)	$12.66	(12.06)%	$3,988,448	0.55%	0.55%	0.55%	3.48%	77%
3/31/2022	$19.62	0.26	2.00	2.26	(0.30)	(4.79)	—	(5.09)	$16.79	10.96%	$7,828,188	0.54%	0.53%	0.53%	1.29%	110%
3/31/2021	$11.69	0.27	7.95	8.22	(0.29)	—	—	(0.29)	$19.62	70.87%	$8,169,623	0.55%	0.54%	0.54%	1.64%	69%
DoubleLine Shiller Enhanced CAPE® - Class N
9/30/2025(d)	$15.35	0.28	0.94	1.22	(0.38)	—	—	(0.38)	$16.19	8.07%	$209,482	0.79%	0.79%	0.79%	3.58%	17%
3/31/2025	$14.85	0.69	0.53	1.22	(0.72)	—	—	(0.72)	$15.35	8.42%	$224,750	0.80%	0.80%	0.80%	4.56%	85%
3/31/2024	$12.65	0.60	2.24	2.84	(0.64)	—	—	(0.64)	$14.85	23.07%	$281,125	0.79%	0.79%	0.79%	4.50%	75%
3/31/2023	$16.78	0.46	(2.61)	(2.15)	(0.50)	(1.48)	—	(1.98)	$12.65	(12.29)%	$312,867	0.80%	0.80%	0.80%	3.26%	77%
3/31/2022	$19.61	0.21	1.99	2.20	(0.24)	(4.79)	—	(5.03)	$16.78	10.69%	$566,561	0.79%	0.78%	0.78%	1.03%	110%
3/31/2021	$11.68	0.24	7.93	8.17	(0.24)	—	—	(0.24)	$19.61	70.45%	$705,156	0.80%	0.79%	0.79%	1.56%	69%
DoubleLine Shiller Enhanced CAPE® - Class R6
9/30/2025(d)	$15.38	0.32	0.92	1.24	(0.41)	—	—	(0.41)	$16.21	8.15%	$15,311	0.49%	0.49%	0.49%	4.04%	17%
3/31/2025	$14.87	0.74	0.54	1.28	(0.77)	—	—	(0.77)	$15.38	8.81%	$26,918	0.49%	0.49%	0.49%	4.87%	85%
3/31/2024	$12.67	0.65	2.23	2.88	(0.68)	—	—	(0.68)	$14.87	23.41%	$18,595	0.48%	0.48%	0.48%	4.82%	75%
3/31/2023	$16.80	0.50	(2.60)	(2.10)	(0.55)	(1.48)	—	(2.03)	$12.67	(12.00)%	$8,103	0.50%	0.50%	0.50%	3.58%	77%
3/31/2022	$19.62	0.27	2.01	2.28	(0.31)	(4.79)	—	(5.10)	$16.80	11.07%	$15,398	0.49%	0.49%	0.49%	1.35%	110%
3/31/2021	$11.70	0.27	7.95	8.22	(0.30)	—	—	(0.30)	$19.62	70.82%	$12,333	0.51%	0.51%	0.51%	1.47%	69%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	175

		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Flexible Income Fund - Class I
9/30/2025(d)	$8.72	0.23	0.07	0.30	(0.25)	—	—	(0.25)	$8.77	3.52%	$1,124,787	0.74%	0.73%	0.73%	5.16%	27%
3/31/2025	$8.60	0.51	0.13	0.64	(0.52)	—	—	(0.52)	$8.72	7.62%	$984,429	0.75%	0.75%	0.75%	5.81%	40%
3/31/2024	$8.42	0.50	0.21	0.71	(0.53)	—	—	(0.53)	$8.60	8.69%	$802,933	0.74%	0.74%	0.74%	5.97%	32%
3/31/2023	$9.21	0.41	(0.78)	(0.37)	(0.42)	—	—	(0.42)	$8.42	(3.99)%	$726,230	0.74%	0.74%	0.74%	4.74%	13%
3/31/2022	$9.65	0.35	(0.43)	(0.08)	(0.36)	—	—	(0.36)	$9.21	(0.91)%	$971,543	0.73%	0.71%	0.71%	3.65%	41%
3/31/2021	$8.40	0.35	1.28	1.63	(0.38)	—	—	(0.38)	$9.65	19.59%	$1,086,763	0.76%	0.73%	0.73%	3.71%	46%
DoubleLine Flexible Income Fund - Class N
9/30/2025(d)	$8.71	0.22	0.07	0.29	(0.24)	—	—	(0.24)	$8.76	3.39%	$71,139	0.99%	0.98%	0.98%	4.91%	27%
3/31/2025	$8.60	0.48	0.13	0.61	(0.50)	—	—	(0.50)	$8.71	7.24%	$92,011	1.00%	1.00%	1.00%	5.57%	40%
3/31/2024	$8.42	0.48	0.20	0.68	(0.50)	—	—	(0.50)	$8.60	8.42%	$69,796	0.99%	0.99%	0.99%	5.70%	32%
3/31/2023	$9.20	0.39	(0.77)	(0.38)	(0.40)	—	—	(0.40)	$8.42	(4.13)%	$95,069	0.99%	0.99%	0.99%	4.47%	13%
3/31/2022	$9.65	0.33	(0.44)	(0.11)	(0.34)	—	—	(0.34)	$9.20	(1.26)%	$142,205	0.98%	0.96%	0.96%	3.39%	41%
3/31/2021	$8.39	0.32	1.29	1.61	(0.35)	—	—	(0.35)	$9.65	19.43%	$155,408	1.01%	0.97%	0.97%	3.49%	46%
DoubleLine Flexible Income Fund - Class R6
9/30/2025(d)	$8.72	0.23	0.09	0.32	(0.26)	—	—	(0.26)	$8.78	3.66%	$164,734	0.69%	0.68%	0.68%	5.21%	27%
3/31/2025	$8.61	0.51	0.12	0.63	(0.52)	—	—	(0.52)	$8.72	7.56%	$145,418	0.69%	0.69%	0.69%	5.87%	40%
3/31/2024	$8.43	0.51	0.20	0.71	(0.53)	—	—	(0.53)	$8.61	8.73%	$79,635	0.70%	0.70%	0.70%	5.98%	32%
3/31/2023	$9.21	0.42	(0.78)	(0.36)	(0.42)	—	—	(0.42)	$8.43	(3.84)%	$125,350	0.70%	0.70%	0.70%	4.86%	13%
3/31/2022	$9.66	0.34	(0.43)	(0.09)	(0.36)	—	—	(0.36)	$9.21	(0.98)%	$112,378	0.70%	0.68%	0.68%	3.55%	41%
3/31/2021	$8.40	0.32	1.32	1.64	(0.38)	—	—	(0.38)	$9.66	19.78%	$758	0.72%	0.70%	0.70%	3.42%	46%
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I
9/30/2025(d)	$9.64	0.23	0.17	0.40	(0.27)	—	—	(0.27)	$9.77	4.18%	$122,331	0.77%	0.77%	0.59%	4.80%	25%
3/31/2025	$9.41	0.45	0.22	0.67	(0.44)	—	—	(0.44)	$9.64	7.31%	$136,028	0.73%	0.73%	0.59%	4.74%	53%
3/31/2024	$9.05	0.37	0.36	0.73	(0.37)	—	—	(0.37)	$9.41	8.23%	$153,250	0.74%	0.74%	0.59%	4.04%	29%
3/31/2023	$9.40	0.26	(0.35)	(0.09)	(0.26)	—	—	(0.26)	$9.05	(0.90)%	$182,023	0.69%	0.69%	0.59%	2.81%	37%
3/31/2022	$9.90	0.16	(0.45)	(0.29)	(0.17)	(0.04)	—	(0.21)	$9.40	(3.00)%	$238,613	0.68%	0.68%	0.59%	1.67%	39%
3/31/2021	$9.36	0.22	0.56	0.78	(0.24)	—	—	(0.24)	$9.90	8.33%	$215,744	0.66%	0.66%	0.59%	2.21%	72%
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class N
9/30/2025(d)	$9.66	0.22	0.16	0.38	(0.26)	—	—	(0.26)	$9.78	3.94%	$5,894	1.02%	1.02%	0.84%	4.55%	25%
3/31/2025	$9.43	0.43	0.22	0.65	(0.42)	—	—	(0.42)	$9.66	7.03%	$5,757	0.98%	0.98%	0.84%	4.51%	53%
3/31/2024	$9.06	0.35	0.37	0.72	(0.35)	—	—	(0.35)	$9.43	8.07%	$4,658	0.99%	0.99%	0.84%	3.82%	29%
3/31/2023	$9.41	0.23	(0.34)	(0.11)	(0.24)	—	—	(0.24)	$9.06	(1.18)%	$5,337	0.93%	0.93%	0.84%	2.51%	37%
3/31/2022	$9.91	0.14	(0.46)	(0.32)	(0.14)	(0.04)	—	(0.18)	$9.41	(3.24)%	$22,501	0.93%	0.93%	0.84%	1.42%	39%
3/31/2021	$9.38	0.19	0.55	0.74	(0.21)	—	—	(0.21)	$9.91	7.94%	$25,849	0.91%	0.91%	0.84%	1.95%	72%
DoubleLine Long Duration Total Return Bond Fund - Class I
9/30/2025(d)	$6.40	0.16	(0.07)	0.09	(0.16)	—	—	(0.16)	$6.33	1.50%	$49,635	0.76%	0.76%	0.50%	5.17%	36%(e)
3/31/2025	$6.58	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)	$6.40	2.05%	$48,458	0.77%	0.77%	0.50%	4.73%	86%(e)
3/31/2024	$7.15	0.26	(0.58)	(0.32)	(0.25)	—	—	(0.25)	$6.58	(4.39)%	$47,884	0.62%	0.62%	0.50%	3.88%	146%
3/31/2023	$8.84	0.22	(1.69)	(1.47)	(0.22)	—	—	(0.22)	$7.15	(16.66)%	$48,859	0.59%	0.59%	0.50%	2.97%	227%
3/31/2022	$9.37	0.28	(0.53)	(0.25)	(0.28)	—	—	(0.28)	$8.84	(2.89)%	$54,898	0.54%	0.54%	0.50%	2.87%	95%
3/31/2021	$11.75	0.29	(1.62)	(1.33)	(0.29)	(0.76)	—	(1.05)	$9.37	(12.24)%	$71,267	0.55%	0.55%	0.51%	2.56%	89%
DoubleLine Long Duration Total Return Bond Fund - Class N
9/30/2025(d)	$6.39	0.15	(0.08)	0.07	(0.15)	—	—	(0.15)	$6.31	1.21%	$4,831	1.02%	1.02%	0.75%	4.91%	36%(e)
3/31/2025	$6.56	0.29	(0.17)	0.12	(0.29)	—	—	(0.29)	$6.39	1.94%	$6,322	1.01%	1.01%	0.75%	4.47%	86%(e)
3/31/2024	$7.13	0.26	(0.59)	(0.33)	(0.24)	—	—	(0.24)	$6.56	(4.63)%	$12,036	0.92%	0.92%	0.75%	4.07%	146%
3/31/2023	$8.81	0.21	(1.69)	(1.48)	(0.20)	—	—	(0.20)	$7.13	(16.83)%	$1,693	0.83%	0.83%	0.75%	2.73%	227%
3/31/2022	$9.37	0.25	(0.56)	(0.31)	(0.25)	—	—	(0.25)	$8.81	(3.48)%	$5,364	0.77%	0.77%	0.75%	2.59%	95%
3/31/2021	$11.74	0.26	(1.61)	(1.35)	(0.26)	(0.76)	—	(1.02)	$9.37	(12.38)%	$11,234	0.80%	0.80%	0.76%	2.29%	89%
DoubleLine Strategic Commodity Fund - Class I (Consolidated)
9/30/2025(d)	$7.14	0.11	0.01	0.12	—	—	—	—	$7.26	1.68%	$68,304	1.28%	1.28%	1.10%	3.14%	0%
3/31/2025	$7.79	0.29	(0.74)	(0.45)	(0.20)	—	—	(0.20)	$7.14	(5.70)%	$108,563	1.17%	1.17%	1.10%	3.88%	0%
3/31/2024	$7.54	0.31	0.18	0.49	(0.24)	—	—	(0.24)	$7.79	6.72%	$136,093	1.08%	1.08%	1.07%	4.06%	0%
3/31/2023	$12.56	0.07	(1.47)	(1.40)	(3.62)	—	—	(3.62)	$7.54	(11.83)%	$158,615	1.02%	1.02%	1.02%	0.64%	0%
3/31/2022	$9.61	(0.11)	4.41	4.30	(1.35)	—	—	(1.35)	$12.56	48.24%	$223,799	1.04%	1.04%	1.10%	(0.97)%	0%
3/31/2021	$6.91	(0.05)	2.75	2.70	—	—	—	—	$9.61	39.07%	$151,565	1.14%	1.14%	1.10%	(0.66)%	0%

176	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Financial Highlights (Cont.)
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Strategic Commodity Fund - Class N (Consolidated)
9/30/2025(d)	$7.04	0.10	0.01	0.11	—	—	—	—	$7.15	1.56%	$5,193	1.54%	1.54%	1.35%	2.90%	0%
3/31/2025	$7.68	0.26	(0.72)	(0.46)	(0.18)	—	—	(0.18)	$7.04	(5.89)%	$7,222	1.42%	1.42%	1.35%	3.62%	0%
3/31/2024	$7.43	0.28	0.19	0.47	(0.22)	—	—	(0.22)	$7.68	6.50%	$13,055	1.33%	1.33%	1.32%	3.80%	0%
3/31/2023	$12.42	0.04	(1.44)	(1.40)	(3.59)	—	—	(3.59)	$7.43	(12.02)%	$16,743	1.27%	1.27%	1.27%	0.40%	0%
3/31/2022	$9.52	(0.13)	4.35	4.22	(1.32)	—	—	(1.32)	$12.42	47.78%	$23,906	1.29%	1.29%	1.35%	(1.22)%	0%
3/31/2021	$6.87	(0.07)	2.72	2.65	—	—	—	—	$9.52	38.57%	$20,205	1.39%	1.39%	1.34%	(0.88)%	0%
DoubleLine Global Bond Fund - Class I
9/30/2025(d)	$8.44	0.14	0.41	0.55	(0.15)	—	—	(0.15)	$8.84	6.52%	$246,851	0.61%	0.61%	0.61%	3.09%	20%
3/31/2025	$8.39	0.24	(0.10)	0.14	(0.09)	—	—	(0.09)	$8.44	1.71%	$148,610	0.63%	0.63%	0.63%	2.90%	89%
3/31/2024	$8.46	0.22	(0.29)	(0.07)	—	—	—	—	$8.39	(0.83)%	$144,005	0.59%	0.59%	0.60%	2.61%	49%
3/31/2023	$9.26	0.11	(0.91)	(0.80)	—	—	—	—	$8.46	(8.64)%	$144,457	0.66%	0.66%	0.65%	1.26%	112%
3/31/2022	$10.21	0.04	(0.88)	(0.84)	(0.03)	(0.08)	–(f)	(0.11)	$9.26	(8.29)%	$276,559	0.56%	0.56%	0.56%	0.37%	83%
3/31/2021	$10.21	0.05	0.12	0.17	—	(0.17)	—	(0.17)	$10.21	1.59%	$787,064	0.55%	0.55%	0.55%	0.50%	63%
DoubleLine Global Bond Fund - Class N
9/30/2025(d)	$8.37	0.12	0.41	0.53	(0.14)	—	—	(0.14)	$8.76	6.31%	$92	0.87%	0.87%	0.87%	2.81%	20%
3/31/2025	$8.31	0.22	(0.09)	0.13	(0.07)	—	—	(0.07)	$8.37	1.61%	$102	0.88%	0.88%	0.88%	2.66%	89%
3/31/2024	$8.41	0.19	(0.29)	(0.10)	—	—	—	—	$8.31	(1.19)%	$156	0.84%	0.84%	0.85%	2.34%	49%
3/31/2023	$9.23	0.08	(0.90)	(0.82)	—	—	—	—	$8.41	(8.88)%	$240	0.92%	0.92%	0.91%	0.95%	112%
3/31/2022	$10.18	0.01	(0.87)	(0.86)	(0.01)	(0.08)	–(f)	(0.09)	$9.23	(8.45)%	$416	0.81%	0.81%	0.81%	0.12%	83%
3/31/2021	$10.21	0.03	0.11	0.14	—	(0.17)	—	(0.17)	$10.18	1.30%	$815	0.80%	0.80%	0.80%	0.29%	63%
DoubleLine Infrastructure Income Fund - Class I
9/30/2025(d)	$9.41	0.22	0.17	0.39	(0.23)	—	—	(0.23)	$9.57	4.15%	$345,708	0.61%	0.61%	0.61%	4.74%	22%
3/31/2025	$9.22	0.39	0.19	0.58	(0.39)	—	—	(0.39)	$9.41	6.41%	$356,526	0.59%	0.59%	0.59%	4.14%	45%
3/31/2024	$9.05	0.34	0.16	0.50	(0.33)	—	—	(0.33)	$9.22	5.68%	$358,912	0.57%	0.57%	0.57%	3.72%	49%
3/31/2023	$9.67	0.28	(0.60)	(0.32)	(0.27)	(0.03)	—	(0.30)	$9.05	(3.24)%	$346,227	0.57%	0.57%	0.57%	3.02%	8%
3/31/2022	$10.46	0.27	(0.71)	(0.44)	(0.28)	(0.07)	—	(0.35)	$9.67	(4.39)%	$521,889	0.57%	0.57%	0.57%	2.63%	23%
3/31/2021	$9.56	0.29	0.92	1.21	(0.31)	—	—	(0.31)	$10.46	12.73%	$566,994	0.56%	0.56%	0.56%	2.82%	39%
DoubleLine Infrastructure Income Fund - Class N
9/30/2025(d)	$9.42	0.21	0.16	0.37	(0.21)	—	—	(0.21)	$9.58	4.02%	$6,948	0.86%	0.86%	0.86%	4.49%	22%
3/31/2025	$9.23	0.36	0.20	0.56	(0.37)	—	—	(0.37)	$9.42	6.14%	$6,388	0.84%	0.84%	0.84%	3.88%	45%
3/31/2024	$9.06	0.33	0.15	0.48	(0.31)	—	—	(0.31)	$9.23	5.42%	$6,971	0.83%	0.83%	0.83%	3.60%	49%
3/31/2023	$9.68	0.25	(0.59)	(0.34)	(0.25)	(0.03)	—	(0.28)	$9.06	(3.49)%	$601	0.82%	0.82%	0.82%	2.74%	8%
3/31/2022	$10.46	0.25	(0.71)	(0.46)	(0.25)	(0.07)	—	(0.32)	$9.68	(4.60)%	$1,794	0.82%	0.82%	0.82%	2.38%	23%
3/31/2021	$9.56	0.27	0.92	1.19	(0.29)	—	—	(0.29)	$10.46	12.45%	$9,700	0.81%	0.81%	0.81%	2.58%	39%
DoubleLine Shiller Enhanced International CAPE® - Class I
9/30/2025(d)	$11.84	0.30	1.07	1.37	(0.31)	—	—	(0.31)	$12.90	11.69%	$30,283	1.40%	1.39%	0.64%	4.87%	21%
3/31/2025	$12.35	0.71	(0.46)	0.25	(0.76)	—	—	(0.76)	$11.84	2.15%	$25,085	1.27%	1.25%	0.63%	5.90%	66%
3/31/2024	$12.01	0.62	0.39	1.01	(0.67)	—	—	(0.67)	$12.35	8.88%	$36,996	0.92%	0.89%	0.62%	5.23%	85%
3/31/2023	$13.07	0.48	(0.99)	(0.51)	(0.55)	—	—	(0.55)	$12.01	(3.48)%	$45,489	0.93%	0.89%	0.61%	4.17%	91%
3/31/2022	$12.75	0.26	0.39	0.65	(0.33)	—	—	(0.33)	$13.07	5.05%	$94,443	0.79%	0.75%	0.61%	1.91%	125%
3/31/2021	$7.88	0.21	4.88	5.09	(0.22)	—	—	(0.22)	$12.75	65.24%	$40,292	0.93%	0.91%	0.62%	1.96%	97%
DoubleLine Shiller Enhanced International CAPE® - Class N
9/30/2025(d)	$11.84	0.29	1.06	1.35	(0.29)	—	—	(0.29)	$12.90	11.54%	$3,340	1.66%	1.65%	0.89%	4.65%	21%
3/31/2025	$12.35	0.67	(0.45)	0.22	(0.73)	—	—	(0.73)	$11.84	1.86%	$3,260	1.46%	1.44%	0.88%	5.57%	66%
3/31/2024	$12.01	0.58	0.40	0.98	(0.64)	—	—	(0.64)	$12.35	8.59%	$9,116	1.17%	1.14%	0.87%	4.88%	85%
3/31/2023	$13.07	0.47	(1.01)	(0.54)	(0.52)	—	—	(0.52)	$12.01	(3.73)%	$9,111	1.20%	1.16%	0.86%	4.13%	91%
3/31/2022	$12.76	0.22	0.39	0.61	(0.30)	—	—	(0.30)	$13.07	4.70%	$6,011	1.03%	0.99%	0.86%	1.59%	125%
3/31/2021	$7.88	0.19	4.88	5.07	(0.19)	—	—	(0.19)	$12.76	64.90%	$6,002	1.18%	1.16%	0.87%	1.85%	97%
DoubleLine Emerging Markets Local Currency Bond Fund - Class I
9/30/2025(d)	$8.63	0.28	0.77	1.05	(0.24)	—	—	(0.24)	$9.44	12.18%	$224,751	0.92%	0.92%	0.90%	5.96%	20%
3/31/2025	$8.69	0.50	(0.32)	0.18	(0.24)	—	—	(0.24)	$8.63	2.04%	$11,861	2.25%	2.25%	0.90%	5.81%	43%
3/31/2024	$8.55	0.46	(0.02)	0.44	(0.30)	—	—	(0.30)	$8.69	5.21%	$11,675	2.34%	2.34%	0.90%	5.32%	31%
3/31/2023	$8.91	0.35	(0.54)	(0.19)	(0.17)	—	—	(0.17)	$8.55	(1.92)%	$9,423	2.45%	2.45%	0.90%	4.21%	20%
3/31/2022	$9.38	0.32	(0.68)	(0.36)	(0.11)	—	—	(0.11)	$8.91	(3.90)%	$9,238	2.75%	2.75%	0.90%	3.51%	36%
3/31/2021	$8.64	0.30	0.61	0.91	(0.17)	—	—	(0.17)	$9.38	10.60%	$9,604	2.57%	2.57%	0.90%	3.11%	20%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	177

		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Emerging Markets Local Currency Bond Fund - Class N
9/30/2025(d)	$8.62	0.26	0.77	1.03	(0.23)	—	—	(0.23)	$9.42	11.97%	$1,082	1.90%	1.90%	1.15%	5.62%	20%
3/31/2025	$8.68	0.48	(0.33)	0.15	(0.21)	—	—	(0.21)	$8.62	1.75%	$491	2.52%	2.52%	1.15%	5.56%	43%
3/31/2024	$8.53	0.45	(0.02)	0.43	(0.28)	—	—	(0.28)	$8.68	5.10%	$960	2.70%	2.70%	1.15%	5.16%	31%
3/31/2023	$8.90	0.33	(0.54)	(0.21)	(0.16)	—	—	(0.16)	$8.53	(2.21)%	$209	2.66%	2.66%	1.15%	3.99%	20%
3/31/2022	$9.37	0.30	(0.68)	(0.38)	(0.09)	—	—	(0.09)	$8.90	(4.08)%	$127	2.90%	2.90%	1.15%	3.27%	36%
3/31/2021	$8.64	0.27	0.61	0.88	(0.15)	—	—	(0.15)	$9.37	10.24%	$96	2.82%	2.82%	1.15%	2.86%	20%
DoubleLine Securitized Credit Fund - Class I
9/30/2025(d)	$7.94	0.24	0.06	0.30	(0.24)	—	—	(0.24)	$8.00	3.90%	$113,859	0.84%	0.84%	0.65%	6.01%	34%
3/31/2025	$7.80	0.49	0.17	0.66	(0.52)	—	—	(0.52)	$7.94	8.75%	$99,290	0.83%	0.83%	0.65%	6.19%	31%
3/31/2024	$7.53	0.46	0.38	0.84	(0.57)	—	—	(0.57)	$7.80	11.67%	$79,772	0.88%	0.88%	0.65%	6.13%	66%
3/31/2023	$8.62	0.40	(1.09)	(0.69)	(0.40)	—	—	(0.40)	$7.53	(8.10)%	$50,732	0.83%	0.83%	0.65%	5.01%	23%
3/31/2022	$9.28	0.42	(0.63)	(0.21)	(0.44)	—	(0.01)	(0.45)	$8.62	(2.42)%	$89,732	0.72%	0.72%	0.65%	4.55%	14%
3/31/2021	$8.05	0.36	1.20	1.56	(0.33)	—	—	(0.33)	$9.28	19.70%	$136,369	0.74%	0.74%	0.65%	4.07%	30%
DoubleLine Securitized Credit Fund - Class N
9/30/2025(d)	$7.95	0.23	0.06	0.29	(0.23)	—	—	(0.23)	$8.01	3.76%	$11,966	1.09%	1.09%	0.90%	5.76%	34%
3/31/2025	$7.81	0.47	0.18	0.65	(0.51)	—	—	(0.51)	$7.95	8.48%	$12,738	1.09%	1.09%	0.90%	5.93%	31%
3/31/2024	$7.54	0.45	0.37	0.82	(0.55)	—	—	(0.55)	$7.81	11.38%	$3,984	1.13%	1.13%	0.90%	5.92%	66%
3/31/2023	$8.63	0.38	(1.09)	(0.71)	(0.38)	—	—	(0.38)	$7.54	(8.35)%	$3,194	1.08%	1.08%	0.90%	4.73%	23%
3/31/2022	$9.30	0.39	(0.63)	(0.24)	(0.42)	—	(0.01)	(0.43)	$8.63	(2.75)%	$12,838	1.03%	1.03%	0.90%	4.30%	14%
3/31/2021	$8.05	0.34	1.22	1.56	(0.31)	—	—	(0.31)	$9.30	19.67%	$2,676	0.99%	0.99%	0.90%	3.84%	30%

(a)
Calculated based on average shares outstanding during the period.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Unaudited
(e)
Includes TBA transactions. If TBA transactions were excluded, portfolio turnover would have been 6% and 78%, respectively, for the periods ended September 30, 2025 and March 31, 2025.
(f)
Less than $0.005 per share.
178	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	(Unaudited) September 30, 2025
1. Organization
DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 16 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Securitized Credit Fund (formerly known as DoubleLine Income Fund) (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund. For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report.
Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.
The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—
DoubleLine Securitized Credit Fund	Provide income as a primary investment objective and total return as a secondary investment objective	9/3/2019	9/3/2019	—

The fiscal year end for the Funds is March 31, and the period covered by these financial statements is for the six months ended September 30, 2025 (the “period end”).
The Board of Trustees (the “Board”) has approved: (1) a proposed reorganization of DoubleLine Securitized Credit Fund with and into DoubleLine Securitized Credit ETF, a newly organized exchange-traded fund, (2) a proposed reorganization of DoubleLine Infrastructure Income Fund (to be renamed “DoubleLine Select Income Fund”) with and into American Beacon DoubleLine Select Income Fund, a newly formed series of American Beacon DoubleLine Select Income Fund, and (3) a proposed reorganization of DoubleLine Floating Rate Fund with and into American Beacon DoubleLine Floating Rate Income Fund, a series of the American Beacon Funds (each, a “Proposal”). Each Proposal is subject to the approval of the shareholders of the DoubleLine Fund to be
Semi-Annual Report	September 30, 2025	179

(Unaudited) September 30, 2025
reorganized. For each Proposal, additional and important details about the Proposal and the special meeting of shareholders of the applicable DoubleLine fund will be described in a combined proxy statement/prospectus, which is anticipated to be sent to shareholders in the fourth quarter of 2025.
On August 19, 2025, the Board approved the creation and offering of a new share class, Class I2, for the Funds.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services – Investment Companies ”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1—Unadjusted quoted market prices in active markets for identical securities
•
Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•
Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among data (collectively referred to as “standard inputs”) comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on
180	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)
exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of September 30, 2025:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$1,288,447,837	$216,756,252	$15,911,655	$263,630,189	$11,115,268	$58,416,459
Affiliated Mutual Funds	—	524,821,231	—	—	—	—
Total Level 1	1,288,447,837	741,577,483	15,911,655	263,630,189	11,115,268	58,416,459
Level 2
US Government and Agency Mortgage Backed Obligations	14,967,528,946	1,491,753,610	—	313,877,237	—	157,221,860
Non-Agency Residential Collateralized Mortgage Obligations	7,294,362,551	696,989,154	—	905,505,040	—	442,192,443
Non-Agency Commercial Mortgage Backed Obligations	2,336,356,299	328,593,220	—	863,246,847	—	389,078,138
Asset Backed Obligations	1,736,682,910	201,045,464	—	467,789,462	—	263,297,250
Collateralized Loan Obligations	1,347,222,947	180,906,223	—	698,370,509	—	380,502,848
US Government and Agency Obligations	1,306,558,575	1,308,788,312	—	1,542,927,846	—	1,090,722,986
US Corporate Bonds	—	1,023,051,663	—	702,179,608	5,289,870	373,382,802
Foreign Corporate Bonds	—	360,861,711	283,311,315	417,810,579	490,636	136,809,028
Bank Loans	—	155,587,456	—	—	97,182,055	68,603,843
Short Term Investments	—	124,592,836	—	—	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	71,155,581	121,551,719	123,696,100	—	19,248,226
Escrow Notes	—	47,250	45,500	—	—	—
Total Level 2	28,988,712,228	5,943,372,480	404,908,534	6,035,403,228	102,962,561	3,321,059,424
Level 3
Asset Backed Obligations	26,136,864	5,985,322	—	6,707,863	—	—
Foreign Corporate Bonds	—	170,674	70,147	147,638	—	69,076
Escrow Notes	—	345	—	—	—	—
Bank Loans	—	—	—	—	246,686	—
Common Stocks	—	—	—	—	—	—
Total Level 3	26,136,864	6,156,341	70,147	6,855,501	246,686	69,076
Total	$30,303,296,929	$6,691,106,304	$420,890,336	$6,305,888,918	$114,324,515	$3,379,544,959

Semi-Annual Report	September 30, 2025	181

(Unaudited) September 30, 2025

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures	$32,752,480	$268,358	$—	$—	$—	$—
Total Level 1	32,752,480	268,358	—	—	—	—
Level 2
Unfunded Commitments	—	1,091	—	—	759	—
Excess Return Swaps	—	—	—	—	—	118,043,344
Total Level 2	—	1,091	—	—	759	118,043,344
Level 3	—	—	—	—	—	—
Total	$32,752,480	$269,449	$—	$—	$759	$118,043,344

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$51,304,923	$2,571,996	$6,027,128	$2,802,575	$2,856,849	$10,064,978
Affiliated Mutual Funds	40,879,998	—	—	—	—	—
Total Level 1	92,184,921	2,571,996	6,027,128	2,802,575	2,856,849	10,064,978
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	230,990,383	—	—	—	—	—
Collateralized Loan Obligations	185,648,331	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	183,177,999	—	50,333,270	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	145,773,886	—	—	—	—	—
Bank Loans	144,408,073	—	—	—	—	—
Short Term Investments	121,833,175	—	—	71,966,248	—	—
Asset Backed Obligations	85,985,922	—	—	—	—	165,399,161
Foreign Corporate Bonds	59,617,837	89,662,227	—	—	—	11,499,806
US Corporate Bonds	55,751,683	—	—	—	—	145,403,576
US Government and Agency Obligations	40,472,149	—	—	—	90,482,834	4,080,234
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	21,525,312	36,322,740	—	—	151,904,475	2,755,936
Escrow Notes	5,250	—	—	—	—	—
Total Level 2	1,275,190,000	125,984,967	50,333,270	71,966,248	242,387,309	329,138,713
Level 3
Foreign Corporate Bonds	9,669	30,801	—	—	—	2,150,057
Escrow Notes	63	—	—	—	—	—
US Corporate Bonds	—	—	—	—	—	5,078,000
Asset Backed Obligations	—	—	—	—	—	5,054,756
Common Stocks	—	—	—	—	—	—
Bank Loans	—	—	—	—	—	—
Total Level 3	9,732	30,801	—	—	—	12,282,813
Total	$1,367,384,653	$128,587,764	$56,360,398	$74,768,823	$245,244,158	$351,486,504

182	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Other Financial Instruments
Level 1
Futures	$—	$—	$319,580	$—	$—	$—
Total Level 1	—	—	319,580	—	—	—
Level 2
Unfunded Commitments	821	—	—	—	—	—
Excess Return Swaps	—	—	—	(868,078)	—	—
Forward Currency Exchange Contracts	—	—	—	—	89,191	—
Total Level 2	821	—	—	(868,078)	89,191	—
Level 3	—	—	—	—	—	—
Total	$821	$—	$319,580	$(868,078)	$89,191	$—

Category	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Securitized Credit Fund
Investments in Securities
Level 1
Short Term Investments	$1,858,607	$8,038,806	$8,217,816
Affiliated Mutual Funds	649,212	—	—
Total Level 1	2,507,819	8,038,806	8,217,816
Level 2
US Government and Agency Obligations	7,900,702	—	—
Non-Agency Residential Collateralized Mortgage Obligations	4,627,979	—	28,339,925
US Corporate Bonds	4,557,418	—	—
Non-Agency Commercial Mortgage Backed Obligations	4,248,609	—	24,916,765
Collateralized Loan Obligations	3,579,280	—	19,032,690
Asset Backed Obligations	2,168,410	—	16,691,579
US Government and Agency Mortgage Backed Obligations	1,386,335	—	29,656,697
Foreign Corporate Bonds	486,249	21,771,205	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	193,742,465	—
Total Level 2	28,954,982	215,513,670	118,637,656
Level 3	—	—	—
Total	$31,462,801	$223,552,476	$126,855,472
Other Financial Instruments
Level 2
Forward Currency Exchange Contracts	$1,831,600	$—	$—
Excess Return Swaps	765,521	—	—
Total Level 2	2,597,121	—	—
Level 3	—	—	—
Total	$2,597,121	$—	$—

See the Schedule of Investments for further disaggregation of investment categories.
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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of March 31, 2025	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of September 30, 2025	Net Change in Unrealized Appreciation (Depreciation) on securities held at September 30, 2025(c)
Investments in Securities
Corporate Bonds	$5,154,000	$—	$(76,000)	$—	$—	$—	$—	$—	$5,078,000	$(76,000)
Asset Backed Obligations	—	—	59,756	—	4,995,000	—	—	—	5,054,756	—
Foreign Corporate Bonds	2,474,761	3,356	31,861	4,367	—	(364,288)	—	—	2,150,057	26,772
Total	$7,628,761	$3,356	$15,617	$4,367	$4,995,000	$(364,288)	$—	$—	$12,282,813	$(49,228)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)
Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at September 30, 2025 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)
Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of September 30, 2025	Valuation Techniques	Unobservable Input	Unobservable Input Values ( Weighted Average)(e)	Impact to valuation from an increase to input
Corporate Bonds	$5,078,000	Market Comparables	Market Quotes	$101.56 ($101.56)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$5,054,756	Market Comparables	Market Quotes	$101.10 ($101.10)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,150,057	Market Comparables	Market Quotes	$98.50 - $101.50 ($101.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
(e)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for U.S. federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years 2022-2024 (Federal) and 2021-2024 (CA/DE/FL) for the Funds, are those that are open for exam by taxing authorities to the extent that each Fund operated within those respective tax years. As of September 30, 2025, the Funds have no examinations in progress.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2025. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Delaware and the State of Florida. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Each Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
184	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income on the Statements of Operations.
D. Foreign Currency Translation. The Funds’ books and records are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Investment securities transactions, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
E. Dividends and Distributions to Shareholders. With the exception of the DoubleLine Strategic Commodity Fund, the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, dividends from net investment income will be declared and paid monthly. Dividends from the net investment income of the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund will be declared and paid quarterly. Dividends from the net investment income of the DoubleLine Strategic Commodity Fund will be declared and paid annually. The Funds will distribute any net realized long or short- term capital gains at least annually. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).
Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
F. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
G. Share Valuation. The NAV per share of a class of shares of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses), attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
H. Unfunded Loan Commitments. The Funds may enter into certain credit agreements, of which all or a portion may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
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When unfunded loan commitments are outstanding at the end of the period, the Funds maintain with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
As of September 30, 2025, the below Funds had the following unfunded positions:
DoubleLine Core Fixed Income Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)
Kaman Corporation	$109,493	$109,493	$109,268	$(225)
Savor Acquisition, Inc.	60,345	60,291	60,774	483
GC Ferry Acquisition I, Inc.	48,125	47,412	47,722	310
Signia Aerospace, LLC	57,231	57,088	57,410	322
Pinnacle Buyer LLC	40,323	40,222	40,423	201
		$314,506	$315,597	$1,091

DoubleLine Floating Rate Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)
Kaman Corporation	$48,707	$48,707	$48,607	$(100)
Savor Acquisition, Inc.	40,948	40,911	41,240	329
GC Ferry Acquisition I, Inc.	30,625	30,180	30,368	188
Signia Aerospace, LLC	39,231	39,133	39,354	221
Pinnacle Buyer LLC	24,194	24,133	24,254	121
		$183,064	$183,823	$759

DoubleLine Flexible Income Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)
Kaman Corporation	$68,969	$68,969	$68,827	$(142)
Savor Acquisition, Inc.	37,500	37,467	37,767	300
GC Ferry Acquisition I, Inc.	44,479	43,812	44,106	294
Signia Aerospace, LLC	32,538	32,457	32,640	183
Pinnacle Buyer LLC	37,097	37,004	37,190	186
		$219,709	$220,530	$821

I. Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
186	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)
J. Basis for Consolidation. The DoubleLine Strategic Commodity Fund may invest up to 25% of its total assets in the DoubleLine Strategic Commodity, Ltd. ( a “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Fund. The Subsidiary invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of the Fund and its Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
As of September 30, 2025, the relationship of the Subsidiary to the Fund was as follows:

DoubleLine Strategic Commodity Fund (Consolidated)
Commencement of Operations	5/18/2015
Fund Net Assets	$73,497,511
Subsidiary % of Fund Net Assets	23.40%
Subsidiary Financial Statement Information
Net Assets	$17,196,219
Total Income	413,995
Net Realized Gain/(Loss)	1,179,589
K. Other. Each share class of a Fund is charged for those expenses that are directly attributable to that share class. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or in such a manner as the Funds’ Board may in its sole discretion consider fair and equitable to each Fund. Investment income, Fund expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net assets of the classes.
L. Mortgage Dollar Rolls. The Funds may enter into mortgage dollar roll transactions of TBA securities which the funds sell a TBA mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented on the Financial Highlights.
M. Segment Reporting. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures relating to a public entity's reportable segments. Each Fund operates as a single operating segment, which is an investment portfolio. The Trust’s president and principal executive officer and the Trust’s treasurer and principal financial and accounting officer together serve as each Fund’s chief operating decision maker (“CODM”). Each Fund’s total returns, expense ratios, and changes in net assets, which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment, are consistent with that presented within the Fund’s financial statements and financial highlights. Segment assets are reflected in each Fund’s Statement of Assets and Liabilities as “net assets,” which consist primarily of investment securities, at value, and significant segment expenses are listed in each Fund’s accompanying Statement of Operations.
3. Related and Other Party Transactions
The Advisers provide the Funds with investment management services under Investment Management Agreements (the “Agreements”). Under the Agreements, each Adviser manages the investment of the assets of the applicable Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Trust’s business affairs. As compensation for its services, each Adviser is entitled to a monthly fee at the annual rates of the average daily net assets of the Funds (the “Advisory Fee”) in the following table. Each Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Funds. Effective as of July 29, 2022, DoubleLine Alternatives became the investment adviser to DoubleLine Shiller Enhanced CAPE® and DoubleLine Capital became the sub-adviser to the Fund. Prior to July 29, 2022, DoubleLine Capital was the sole investment adviser to DoubleLine Shiller Enhanced CAPE®.
Each Adviser has contractually agreed to limit certain of the Funds’ ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between each Adviser and the applicable Funds, “ordinary operating expenses” excludes taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses. Each
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applicable Fund’s expense limitation is expected to apply until at least August 1, 2026. Each applicable expense limitation may be terminated during the term only by a majority vote of the disinterested Trustees of the Board.

		Expense Caps
	Advisory Fee	I Shares	N Shares	R6 Shares
DoubleLine Total Return Bond Fund	0.40%	N/A	N/A	N/A
DoubleLine Core Fixed Income Fund	0.40%	N/A	N/A	N/A
DoubleLine Emerging Markets Fixed Income Fund	0.75%	0.95%	1.20%	N/A
DoubleLine Low Duration Bond Fund	0.35%	0.47%	0.72%	0.42%
DoubleLine Floating Rate Fund	0.50%	0.75%	1.00%	N/A
DoubleLine Shiller Enhanced CAPE®	0.45%	0.65%	0.90%	0.60%
DoubleLine Flexible Income Fund	0.62%	0.82%	1.07%	0.77%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.50%	0.59%	0.84%	N/A
DoubleLine Long Duration Total Return Bond Fund	0.35%	0.50%	0.75%	N/A
DoubleLine Strategic Commodity Fund (Consolidated)	0.90%	1.10%	1.35%	N/A
DoubleLine Global Bond Fund	0.50%	0.70%	0.95%	N/A
DoubleLine Infrastructure Income Fund	0.50%	0.65%	0.90%	N/A
DoubleLine Shiller Enhanced International CAPE®	0.50%	0.65%	0.90%	N/A
DoubleLine Emerging Markets Local Currency Bond Fund	0.75%	0.90%	1.15%	N/A
DoubleLine Securitized Credit Fund	0.50%	0.65%	0.90%	N/A

Other than as described above, to the extent that an Adviser waives its investment advisory fee and/or reimburses a Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Each Fund must pay its current ordinary operating expenses before each Adviser is entitled to any recoupment. Any such recoupment would be subject to review by the Board and will be subject to the Fund’s expense limitations in place when the fees were waived or the expenses were reimbursed.
Each Adviser, as applicable, contractually waived a portion of its fees or reimbursed certain operating expenses and may recapture a portion of the amounts no later than the dates as stated in the following table:

	March 31,
	2026	2027	2028	2029
DoubleLine Floating Rate Fund	$—	$—	$6,367	$80,525
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$234,164	$254,449	$213,363	$120,538
DoubleLine Long Duration Total Return Bond Fund	$44,196	$66,826	$164,478	$70,000
DoubleLine Strategic Commodity Fund (Consolidated)	$—	$18,057	$91,832	$76,982
DoubleLine Shiller Enhanced International CAPE®	$170,757	$132,622	$211,597	$122,053
DoubleLine Emerging Markets Local Currency Fund	$137,372	$171,745	$166,538	$14,504
DoubleLine Securitized Credit Fund	$129,356	$120,118	$182,513	$107,284

188	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)
For the period ended September 30, 2025, the Advisors did not recoup any previously waived eligible expenses.
If a Fund invested in other investment vehicles sponsored by an Adviser ("other DoubleLine Funds") during the period, such Adviser waived its advisory fee to the Fund in an amount equal to the advisory fees paid to the Adviser by the other DoubleLine Funds in respect of Fund assets so invested. Accordingly, the Adviser waived the following fees for the period ended September 30, 2025:

DoubleLine Core Fixed Income Fund	$1,174,737
DoubleLine Flexible Income Fund	$67,410
DoubleLine Shiller Enhanced International CAPE®	$1,620
As of September 30, 2025, greater than 5% of the following DoubleLine Funds was held by other DoubleLine Funds as follows:

Affiliated Fund Held	% Owned	Significant Owner
DoubleLine Long Duration Total Return Bond Fund	58%	DoubleLine Core Fixed Income Fund
DoubleLine Global Bond Fund	66%	DoubleLine Core Fixed Income Fund
DoubleLine Infrastructure Income Fund	75%	DoubleLine Core Fixed Income Fund
DoubleLine Emerging Markets Local Currency Bond Fund	29%	DoubleLine Core Fixed Income Fund
DoubleLine Emerging Markets Local Currency Bond Fund	18%	DoubleLine Flexible Income Fund

DoubleLine Capital LP and certain DoubleLine affiliated advisors provide investment advisory, sub-advisory, or consulting services to a variety of investors, including investment program sponsors, separate accounts, and mutual funds sponsored by third parties (collectively “third-party accounts”). Those services may result, directly or indirectly, in investments by the third-party accounts in one or more of the Funds. At times, the third-party accounts’ investments, individually or in the aggregate, may represent material interests in one or more of the Funds. The third-party accounts’ transaction activity in a Fund may cause a Fund to incur material transaction costs, to realize taxable gains distributable to shareholders, and/or to buy or sell assets at a time when the Fund might not otherwise do so, each of which may adversely affect a Fund’s performance. See the description of Large Transaction Risk in the Principal Risks Note for more information. Records available to the Funds reflect that greater than 25% of the following Funds were held by third-party accounts as of September 30, 2025:

% Owned
DoubleLine Shiller Enhanced CAPE®	59%

4. Distribution, Sales Charge and Redemption Fees
Class N shares of the Funds make payments under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares.
The DoubleLine Floating Rate Fund imposes redemption fees. Redemption fees are paid to and retained by the Fund to limit the opportunity to market time the Fund and to help offset estimated portfolio transaction costs and other related costs incurred by the Fund as a result of short-term trading. Subject to the exceptions discussed in the Fund’s prospectus, the DoubleLine Floating Rate Fund will apply a redemption fee equal to 1% of the value of any shares redeemed within 90 calendar days of purchase.
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(Unaudited) September 30, 2025
5. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended September 30, 2025 were as follows:

	All Other		U.S. Government[1]
	Purchases at Cost	Sales or Maturity Proceeds	Purchases at Cost	Sales or Maturity Proceeds
DoubleLine Total Return Bond Fund	$2,235,984,089	$2,999,470,465	$299,111,571	$—
DoubleLine Core Fixed Income Fund	$1,195,185,538	$1,245,159,052	$211,499,557	$55,064,063
DoubleLine Emerging Markets Fixed Income Fund	$101,623,244	$121,762,938	$—	$—
DoubleLine Low Duration Bond Fund	$1,094,290,694	$1,048,035,709	$149,159,125	$126,667,559
DoubleLine Floating Rate Fund	$53,026,252	$97,735,637	$—	$—
Doubleline Shiller Enhanced CAPE®	$408,795,180	$624,850,570	$208,639,860	$215,462,969
DoubleLine Flexible Income Fund	$384,778,576	$259,914,836	$26,253,710	$41,530,914
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$36,554,245	$53,675,302	$—	$—
DoubleLine Long Duration Total Return Bond Fund (TBA Include)	$20,208,358	$17,937,733	$—	$—
DoubleLine Long Duration Total Return Bond Fund (TBA Exlcude)	$20,208,358	$17,937,733	$—	$—
DoubleLine Strategic Commodity Fund (Consolidated)	$—	$—	$—	$—
DoubleLine Global Bond Fund	$91,546,902	$30,125,301	$36,598,157	$6,848,759
DoubleLine Infrastructure Income Fund	$74,876,234	$96,611,013	$—	$—
Doubleline Shiller Enhanced International CAPE®	$4,980,518	$4,719,411	$4,520,906	$1,140,123
DoubleLine Emerging Markets Local Currency Bond Fund	$216,420,375	$18,703,875	$—	$—
DoubleLine Securitized Credit Fund	$45,982,600	$36,362,074	$—	$—

[1]	U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
6. Share Transactions
Transactions in each Fund’s shares were as follows:

	DoubleLine Total Return Bond Fund				DoubleLine Core Fixed Income Fund
	Period Ended September 30, 2025		Year Ended March 31, 2025		Period Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	319,493,245	$2,820,938,295	697,022,122	$6,117,784,559	91,116,521	$843,175,855	166,163,767	$1,534,021,195
Class N	37,844,069	333,173,763	113,752,551	998,385,062	2,387,785	22,048,676	4,011,058	37,068,401
Class R6	17,496,495	154,319,695	95,980,730	852,960,343	5,177,160	47,877,093	16,593,211	153,833,593
Reinvested Dividends
Class I	48,336,677	426,673,790	99,768,546	873,634,581	10,072,210	93,375,270	22,881,746	210,857,564
Class N	9,773,534	86,223,266	19,210,580	168,103,427	433,169	4,011,196	993,509	9,148,253
Class R6	2,638,306	23,287,997	4,309,331	37,798,422	354,292	3,286,124	959,384	8,856,148
Shares Redeemed
Class I	(339,748,050)	(2,993,110,530)	(952,828,663)	(8,357,579,953)	(103,394,560)	(956,413,132)	(222,027,740)	(2,041,022,987)
Class N	(44,666,343)	(393,751,086)	(172,514,033)	(1,509,832,813)	(3,535,262)	(32,644,473)	(10,062,105)	(92,594,175)
Class R6	(39,889,561)	(353,498,592)	(54,371,921)	(476,387,871)	(11,062,618)	(101,154,219)	(7,126,158)	(65,774,579)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	11,278,372	$104,256,598	(149,670,757)	$(1,295,134,243)	(8,451,303)	$(76,437,610)	(27,613,328)	$(245,606,587)
190	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)

	DoubleLine Emerging Markets Fixed Income Fund				DoubleLine Low Duration Bond Fund
	Period Ended September 30, 2025		Year Ended March 31, 2025		Period Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	6,758,165	$61,527,493	11,234,391	$100,685,460	85,069,148	$820,706,531	160,435,180	$1,542,728,693
Class N	358,018	3,238,067	2,437,204	21,978,502	4,794,461	46,204,265	9,506,952	91,352,371
Class R6	—	—	—	—	4,537,586	43,775,844	6,221,007	59,763,571
Reinvested Dividends
Class I	840,306	7,595,393	1,958,889	17,520,627	10,421,361	100,497,286	20,511,920	196,977,127
Class N	61,190	553,454	140,190	1,256,972	1,380,465	13,301,374	2,947,522	28,279,145
Class R6	—	—	—	—	83,779	808,305	72,138	692,936
Shares Redeemed
Class I	(8,316,392)	(74,881,791)	(20,659,678)	(185,002,329)	(82,196,859)	(792,439,287)	(128,734,359)	(1,237,827,754)
Class N	(603,156)	(5,468,559)	(2,768,413)	(24,897,931)	(6,830,176)	(65,837,783)	(15,376,978)	(147,692,042)
Class R6	—	—	—	—	(2,860,489)	(27,625,252)	(7,069,237)	(68,012,683)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(901,869)	$(7,435,943)	(7,657,417)	$(68,458,699)	14,399,276	$139,391,283	48,514,145	$466,261,364

	DoubleLine Floating Rate Fund				DoubleLine Shiller Enhanced CAPE®
	Period Ended September 30, 2025		Year Ended March 31, 2025		Period Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	1,334,035	$11,860,121	4,661,273	$42,136,262	14,810,921	$229,290,733	42,352,748	$639,552,816
Class N	1,077,468	9,714,890	871,635	7,902,631	661,768	10,336,237	2,379,296	35,673,977
Class R6	—	—	—	—	48,529	767,281	1,054,010	16,335,846
Reinvested Dividends
Class I	169,242	1,515,797	426,888	3,842,750	1,554,553	24,553,238	3,745,171	56,587,282
Class N	54,673	491,405	112,551	1,016,142	255,972	4,038,891	630,949	9,525,603
Class R6	—	—	—	—	15,990	251,272	32,071	494,360
Shares Redeemed
Class I	(6,292,057)	(56,119,527)(a)	(7,768,302)	(69,940,240)(b)	(41,294,577)	(644,085,472)	(83,206,379)	(1,255,776,056)
Class N	(1,037,309)	(9,317,513)(a)	(970,034)	(8,787,871)(b)	(2,617,495)	(40,827,483)	(7,307,030)	(110,174,362)
Class R6	—	—	—	—	(870,638)	(13,845,049)	(586,167)	(8,930,194)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(4,693,948)	$(41,854,827)	(2,665,989)	$(23,830,326)	(27,434,977)	$(429,520,352)	(40,905,331)	$(616,710,728)
(a)
Net of redemption fees of $85,836 and $16,422 for Class I and Class N, respectively.
(b)
Net of redemption fees of $41,465 and $4,648 for Class I and Class N, respectively.
Semi-Annual Report	September 30, 2025	191

(Unaudited) September 30, 2025

	DoubleLine Flexible Income Fund				DoubleLine Low Duration Emerging Markets Fixed Income Fund
	Period Ended September 30, 2025		Year Ended March 31, 2025		Period Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	27,008,129	$236,196,293	37,706,682	$328,060,025	1,987,442	$19,205,983	3,879,022	$37,056,924
Class N	1,193,351	10,423,031	4,606,759	40,032,887	80,648	781,460	248,700	2,382,425
Class R6	3,570,440	31,214,132	10,910,046	95,068,367	—	—	—	—
Reinvested Dividends
Class I	2,623,519	22,915,061	4,833,458	41,953,718	278,724	2,696,553	542,956	5,167,616
Class N	235,543	2,055,641	466,008	4,041,495	15,740	152,550	21,090	201,281
Class R6	187,873	1,642,515	151,823	1,321,058	—	—	—	—
Shares Redeemed
Class I	(14,319,577)	(125,025,008)	(22,944,262)	(199,801,025)	(3,849,420)	(37,248,707)	(6,591,927)	(62,856,231)
Class N	(3,875,100)	(33,830,598)	(2,627,994)	(22,818,067)	(90,060)	(877,354)	(167,669)	(1,599,117)
Class R6	(1,660,046)	(14,527,565)	(3,642,789)	(31,725,792)	—	—	—	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	14,964,132	$131,063,502	29,459,731	$256,132,666	(1,576,926)	$(15,289,515)	(2,067,828)	$(19,647,102)

	DoubleLine Long Duration Total Return Bond Fund				DoubleLine Strategic Commodity Fund (Consolidated)
	Period Ended September 30, 2025		Year Ended March 31, 2025		Period Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	753,760	$4,698,257	5,870,289	$38,898,880	679,733	$4,801,132	6,042,192	$43,940,487
Class N	82,337	509,079	746,630	4,826,922	26,586	183,013	379,202	2,717,300
Reinvested Dividends
Class I	63,176	394,290	120,586	780,112	—	—	357,399	2,505,368
Class N	13,634	84,766	50,306	324,347	—	—	40,304	278,501
Shares Redeemed
Class I	(543,599)	(3,379,502)	(5,701,248)	(37,303,303)	(6,481,896)	(44,947,354)	(8,668,171)	(63,099,278)
Class N	(320,700)	(2,006,393)	(1,640,933)	(10,355,167)	(326,716)	(2,240,901)	(1,093,110)	(7,820,993)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	48,608	$300,497	(554,370)	$(2,828,209)	(6,102,293)	$(42,204,110)	(2,942,184)	$(21,478,615)

	DoubleLine Global Bond Fund				DoubleLine Infrastructure Income Fund
	Period Ended September 30, 2025		Year Ended March 31, 2025		Period Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	10,461,698	$92,429,386	553,177	$4,618,206	1,628,152	$15,384,616	3,365,719	$31,609,187
Class N	783	6,813	1,794	15,410	272,590	2,597,657	425,511	3,999,817
Reinvested Dividends
Class I	11,471	101,409	1,347	11,451	114,687	1,084,320	124,171	1,161,153
Class N	167	1,459	129	1,091	13,817	130,742	27,952	261,188
Shares Redeemed
Class I	(156,839)	(1,400,342)	(120,362)	(1,010,568)	(3,501,228)	(32,694,965)	(4,522,307)	(42,589,551)
Class N	(2,633)	(23,195)	(8,473)	(70,754)	(239,255)	(2,258,503)	(530,260)	(4,981,937)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	10,314,647	$91,115,530	427,612	$3,564,836	(1,711,237)	$(15,756,133)	(1,109,214)	$(10,540,143)
192	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)

	DoubleLine Shiller Enhanced International CAPE®				DoubleLine Emerging Markets Local Currency Bond Fund
	Period Ended September 30, 2025		Year Ended March 31, 2025		Period Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	457,928	$5,563,179	314,032	$3,751,104	23,113,002	$213,535,132	73,801	$631,079
Class N	118,838	1,439,497	283,151	3,388,502	76,208	724,594	57,956	504,259
Reinvested Dividends
Class I	53,694	665,064	143,931	1,732,420	33,826	315,368	36,180	314,200
Class N	5,956	73,754	21,041	253,857	2,003	18,720	1,935	16,800
Shares Redeemed
Class I	(282,120)	(3,483,176)	(1,334,616)	(16,097,178)	(719,463)	(6,720,259)	(79,098)	(678,756)
Class N	(141,051)	(1,733,878)	(767,019)	(9,263,295)	(20,344)	(185,943)	(113,641)	(975,004)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	213,245	$2,524,440	(1,339,480)	$(16,234,590)	22,485,232	$207,687,612	(22,867)	$(187,422)

	DoubleLine Securitized Credit Fund
	Period Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold
Class I	5,447,055	$43,306,648	8,778,087	$69,502,866
Class N	523,347	4,178,726	1,736,985	13,818,615
Reinvested Dividends
Class I	371,356	2,956,695	724,690	5,730,244
Class N	35,805	285,416	64,522	511,969
Shares Redeemed
Class I	(4,093,661)	(32,533,239)	(7,220,335)	(57,344,891)
Class N	(667,988)	(5,298,657)	(709,092)	(5,631,304)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	1,615,914	$12,895,589	3,374,857	$26,587,499
7. Remuneration Paid to Trustees, Officers and Others
Trustees who are not affiliated with each Adviser and its affiliates receive fees from the Trust. In prior years, certain trustees elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of Funds designated by each Trustee or other funds managed by each Adviser and its affiliates. These amounts represent general unsecured liabilities of each Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statements of Operations include current fees (either paid in cash or deferred) and any increase (decrease) in the value of the deferred amounts. Certain trustees and officers of the Funds are also officers of each Adviser; such trustees and officers are not compensated by the Funds.
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(Unaudited) September 30, 2025
For the period ended September 30, 2025, the Trustees received as a group:

	Current Fees	Increase/(Decrease) in Value of Deferred Amount	Trustees Fees
DoubleLine Total Return Bond Fund	$321,016	$17,457	$338,473
DoubleLine Core Fixed Income Fund	$72,246	$3,765	$76,011
DoubleLine Emerging Markets Fixed Income Fund	$4,631	$233	$4,864
DoubleLine Low Duration Bond Fund	$66,390	$3,642	$70,032
DoubleLine Floating Rate Fund	$2,007	$65	$2,072
DoubleLine Shiller Enhanced CAPE®	$41,230	$2,061	$43,291
DoubleLine Flexible Income Fund	$12,677	$751	$13,428
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$1,705	$78	$1,783
DoubleLine Long Duration Total Return Bond Fund	$797	$30	$827
DoubleLine Strategic Commodity Fund (Consolidated)	$1,375	$44	$1,419
DoubleLine Global Bond Fund	$1,772	$118	$1,890
DoubleLine Infrastructure Income Fund	$4,279	$196	$4,475
DoubleLine Shiller Enhanced International CAPE®	$614	$20	$634
DoubleLine Emerging Markets Local Currency Bond Fund	$530	$78	$608
DoubleLine Securitized Credit Fund	$1,444	$69	$1,513

8. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended September 30, 2025, is as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Shiller Enhanced International CAPE®
Average Market Value
Futures Contracts - Long	$134,166,411	$19,801,768	$—	$774,503	$—	$—	$—
Futures Contracts - Short	(50,847,647)	(7,763,483)	—	(481,104)	—	—	—
Average Notional Balance
Excess Return Swaps	$—	$—	$3,515,333,333	$—	$66,466,667	$—	$27,866,667
Forward Currency Exchange Contracts	—	—	—	—	—	4,290,769	42,908,797
Options Contracts The Funds may purchase or sell put and call options. When a Fund purchases an option it pays a premium in return for the potential to profit from the change in value of an underlying investment or index during the term of the option. The option premium is included on the Funds’ Statements of Assets and Liabilities as an investment and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses and are recorded in net realized gain (loss) on investments on the Statements of Operations. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing options is limited to the loss of the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss and are recorded in net realized gain (loss) on investments on the Statements of Operations. When a Fund writes (i.e., sells) an option it receives a premium in return for bearing the risk of the change in value of an underlying instrument during the term off the option. Writing put options tends to increase a Fund’s exposure to the risk that the value of the underlying instrument will depreciate. Writing call options tends to decrease a Fund’s ability to benefit from appreciation in the value in the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability on the Fund’s Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains and are recorded in net realized gain (loss) on written options on the Statements of Operations. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on
194	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)
the underlying instrument to determine the realized gain or loss when the underlying instrument is sold and are recorded in net realized gain (loss) on written options on the Statements of Operations. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk that the market for options contracts may be illiquid and that a Fund may not be able to close out or sell an option at a particular time or at an anticipated price.
Futures Contracts Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value (“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. The cumulative change in value of futures contracts is recorded in net unrealized appreciation (depreciation) on futures on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Forward Foreign Currency Contracts Forward foreign currency contracts are agreements between two parties to buy and sell a currency at a set exchange rate on a future date. Unless a Fund’s registration statement expressly states otherwise, each Fund may enter into forward foreign currency contracts for any investment purpose. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded in net unrealized appreciation (depreciation) on forwards on the Statements of Assets and Liabilities. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed on the Statements of Operations. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.
Credit Default Swap Agreements Credit default swap agreements typically involve one party making a stream of payments (generally referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event in respect of a referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund generally will receive from the buyer of protection a fixed rate of income throughout the term of the swap. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. Recovery values are typically estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. An index credit default swap references all the names in the index, and if there is a default with respect to a single name in the index, the credit event is generally settled based on that name’s weight in the index.
Credit default swaps are considered to have credit risk related contingent features since they require payment by the protection seller to the protection buyer upon occurrence of a defined credit event. A Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract, which may be mitigated by the posting of collateral by the counterparty to a Fund to cover a Fund’s exposure to the counterparty. Upfront premiums (received) paid including accretion (amortization) less any collateral held at the counterparty are reflected in deposit at broker for swaps on the Statements of Assets and Liabilities. The marked-to-market value less a financing rate, if any, is included in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and
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(Unaudited) September 30, 2025
Liabilities. At termination or maturity of the swap, the cumulative marked-to-market on the value less a financing rate, if any, is recorded in realized gain (loss) on swaps on the Statements of Operations.
Interest Rate Swap Agreements The Funds may enter into interest rate swap agreements. Interest rate swap agreements involve an exchange with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The value is marked-to-market and is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, the interest on the notional amount of principal is exchanged and is recorded in net realized gain (loss) on swaps on the Statements of Operations.
Excess Return Swap Agreements The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.
The Funds’ derivative instrument holdings are summarized in the following tables.
196	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)
The effect of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2025 was as follows:

	Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location	Commodity Risk	Credit Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Unrealized Appreciation on Forwards:
DoubleLine Global Bond Fund	$—	$—	$—	$89,192	$—	$89,192
DoubleLine Shiller Enhanced International CAPE®	—	—	—	2,030,632	—	2,030,632
Unrealized Depreciation on Forwards:
DoubleLine Global Bond Fund	$—	$—	$—	$—	$—	$—
DoubleLine Shiller Enhanced International CAPE®	—	—	—	(199,032)	—	(199,032)
Unrealized Appreciation on Futures:
DoubleLine Total Return Bond Fund	$—	$—	$—	$—	$52,991,669	$52,991,669
DoubleLine Core Fixed Income Fund	—	—	—	—	4,490,713	4,490,713
DoubleLine Long Duration Total Return Bond Fund	—	—	—	—	483,966	483,966
Unrealized Depreciation on Futures:
DoubleLine Total Return Bond Fund	$—	$—	$—	$—	$(20,239,189)	$(20,239,189)
DoubleLine Core Fixed Income Fund	—	—	—	—	(4,222,355)	(4,222,355)
DoubleLine Long Duration Total Return Bond Fund	—	—	—	—	(164,386)	(164,386)
Unrealized Appreciation on Swaps:
DoubleLine Shiller Enhanced CAPE®	$—	$—	$119,603,338	$—	$—	$119,603,338
DoubleLine Strategic Commodity Fund (Consolidated)	139,278	—	—	—	—	139,278
DoubleLine Shiller Enhanced International CAPE®	—	—	866,501	—	—	866,501
Unrealized Depreciation on Swaps:
DoubleLine Shiller Enhanced CAPE®	$—	$—	$(1,559,994)	$—	$—	$(1,559,994)
DoubleLine Strategic Commodity Fund (Consolidated)	(1,007,356)	—	—	—	—	(1,007,356)
DoubleLine Shiller Enhanced International CAPE®	—	—	(100,980)	—	—	(100,980)

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2025 was as follows:

	Derivatives not accounted for as hedging instruments
Statements of Operations Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Realized Gain (Loss) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$49,786	$—	$49,786
DoubleLine Shiller Enhanced International CAPE®	—	—	359,619	—	359,619
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$8,477,699	$8,477,699
DoubleLine Core Fixed Income Fund	—	—	—	7,364,526	7,364,526
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(889,992)	(889,992)
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$127,544,740	$—	$—	$127,544,740
DoubleLine Strategic Commodity Fund (Consolidated)	1,180,063	—	—	—	1,180,063
DoubleLine Shiller Enhanced International CAPE®	—	(493,460)	—	—	(493,460)

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(Unaudited) September 30, 2025

	Derivatives not accounted for as hedging instruments
Statements of Operations Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$199,300	$—	$199,300
DoubleLine Shiller Enhanced International CAPE®	—	—	1,854,133	—	1,854,133
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$(55,033,029)	$(55,033,029)
DoubleLine Core Fixed Income Fund	—	—	—	(14,484,600)	(14,484,600)
DoubleLine Long Duration Total Return Bond Fund	—	—	—	212,580	212,580
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$54,959,609	$—	$—	$54,959,609
DoubleLine Strategic Commodity Fund (Consolidated)	(2,586,767)	—	—	—	(2,586,767)
DoubleLine Shiller Enhanced International CAPE®	—	928,559	—	—	928,559

9. Offsetting Assets and Liabilities
The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements are intended to allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
As of September 30, 2025, the Funds held the following derivative instruments that were subject to offsetting on the Statements of Assets and Liabilities:
DoubleLine Shiller Enhanced CAPE®
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Swap Contracts	$119,603,338	$(1,559,994)	$118,043,344	$106,181,167	$—	$11,862,177

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Swap Contracts	$1,559,994	$(1,559,994)	$—	$—	$—	$—

DoubleLine Strategic Commodity Fund (Consolidated)
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Swap Contracts	$139,278	$(139,278)	$—	$—	$—	$—

198	DoubleLine Funds Trust

Notes to Financial Statements (Cont.)
Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Swap Contracts	$1,007,355	$(139,278)	$868,077	$780,548	$—	$87,529

DoubleLine Global Bond Fund
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forwards	$89,190	$—	$89,190	$—	$—	$89,190

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Forwards	$—	$—	$—	$—	$—	$—

DoubleLine Shiller Enhanced International CAPE®
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forwards	$2,030,632	$(199,032)	$1,831,600	$808,861	$880,000	$142,739
Swap Contracts	866,501	(100,980)	765,521	626,569	—	138,952
	$2,897,133	$(300,012)	$2,597,121	$1,435,430	$880,000	$281,691

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Forwards	$199,032	$(199,032)	$—	$—	$—	$—
Swap Contracts	100,980	(100,980)	—	—	—	—
	$300,012	$(300,012)	$—	$—	$—	$—

10. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3 month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
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Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
11. Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, excluding the DoubleLine Emerging Markets Local Currency Bond Fund, (the “DoubleLine Funds”) an uncommitted $500,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds, on a first come, first served basis. The remaining 50% of the credit facility is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.
The Bank has also made available to the DoubleLine Floating Rate Fund a committed $25,000,000 credit facility. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.
For the period ended September 30, 2025, the Funds’ credit facility activity is as follows:

	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate
DoubleLine Emerging Markets Fixed Income Fund	$1,659,364	$9,607,000	$3,296	$—	6.50%
DoubleLine Floating Rate Fund	$5,432,636	$6,374,000	$10,790	$15,051	6.50%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$462,190	$1,402,000	$1,738	$—	6.45%
DoubleLine Strategic Commodity Fund	$144,000	$144,000	$26	$—	6.50%
DoubleLine Securitized Credit Fund	$4,910,000	$4,910,000	$887	$—	6.50%

12. Significant Shareholder Holdings
As of September 30, 2025, shareholders affiliated with the Funds and/or Advisers (other than other DoubleLine Funds) owned shares of the Funds as follows:

	Shares	% of Total Outstanding Shares - Per Class	% of Total Outstanding Shares - Total Fund
DoubleLine Emerging Markets Local Currency Bond Fund - Class N	11,335	10%	3%

Investment activities of these shareholders could have a material effect on each Fund. See the description of Large Transaction Risk in the following Principal Risks Note. For information on greater than 5% holders of certain Funds by other DoubleLine Funds, see Note 3 on Related and Other Party Transactions.
13. To-Be-Announced Securities
The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
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Notes to Financial Statements (Cont.)
14. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.
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active management risk: the risk that a Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
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asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which a Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
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cash position risk: the risk that to the extent that a Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.
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collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
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commodities risk: the risk that the value of a Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by, among other factors, market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A Fund will likely at times have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.
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confidential information access risk: the risk that the intentional or unintentional receipt of material, non-public information (“Confidential Information”) by the Adviser could limit a Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time.
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counterparty risk: the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that a Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
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debt securities risks:
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credit risk: the risk that an issuer, counterparty or other obligor to a Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s
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credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
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extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
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interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.
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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
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defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
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derivatives risk: the risk that an investment in derivatives will not perform as anticipated by an Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase a Fund’s transaction costs, or will increase a Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing a Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
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emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that a Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
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equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
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financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments
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that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
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focused investment risk: the risk that a Fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a Fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
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foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
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foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
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high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds”, have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
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index risk: the risk that the portion of a Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in which a Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, will be maintained indefinitely or that a Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.
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inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
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investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any exchange-traded funds (“ETFs”) or money market funds, in which a Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. A Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other DoubleLine funds over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.
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large transaction risk: the risk that certain account holders, including an Adviser or funds or accounts over which an Adviser (or related parties of an Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an Adviser (or related parties of an Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. In addition, a large number of shareholders collectively may purchase or sell Fund shares in large amounts rapidly or unexpectedly. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
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leveraging risk: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of value of the Fund’s portfolio, and the risk of loss in excess of invested capital.
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limited operating history risk: the risk that a recently formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a recently formed fund fails to achieve sufficient scale, it may be liquidated.
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liquidity risk: the risk that a Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.
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loan risk: the risk that (i) if a Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution; (ii) any collateral securing a loan may be insufficient or unavailable to a Fund because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of a Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if a Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.
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market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect a Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
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market risk: the risk that markets will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund’s investments may become highly illiquid. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to
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Notes to Financial Statements (Cont.)
time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
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mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities.
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operational and information security risks: an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The rapid development and increasingly widespread use of artificial intelligence in the financial services industry, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
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portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
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real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
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restricted securities risk: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
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securities or sector selection risk: the risk that the securities held by a Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent a Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.
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short position risk: the risk that an increase in the value of an instrument, index or interest rate with respect to which a Fund has established a short position will result in a loss to the Fund.
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sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner.
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structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators
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(if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase a Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.
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tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code, a Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-linked derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-linked instruments, ETFs and other investment pools will not give rise to qualifying income. Any income a Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of a Fund’s annual gross income. If a Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.
•
U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
•
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of a Fund’s investments involves subjective judgment. Certain securities in which a Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of a Fund’s portfolio holdings could result in such Fund’s shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of such Fund’s portfolio, resulting in the dilution of shareholder interests.
15. Recently Issued Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU is effective for annual periods beginning after December15, 2024, and early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
16. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Effective October 28, 2025, the DoubleLine Infrastructure Income Fund changed its name to DoubleLine Select Income Fund and made certain amendments and clarifications to the Fund’s principal investment strategies. Please see DoubleLine Select Income Fund’s prospectus, as supplemented, for more information.
On October 27, 2025, the Trust filed a post-effective amendment to its registration statement to register a new share class, Class I2, for the Funds. Class I2 shares of DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Global Bond Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Shiller Enhanced CAPE®, and DoubleLine Shiller Enhanced International CAPE® commenced operations on or about November 3, 2025. Please see the prospectus for Class I2 shares dated November 1, 2025 for additional information.
The Funds have determined there are no additional subsequent events that would need to be disclosed in the Funds’ financial statements.
206	DoubleLine Funds Trust

Form N-CSR – Items 8-11	(Unaudited) September 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.
The reports of PricewaterhouseCoopers LLP on the financial statements for the fiscal years ended March 31, 2024 and March 31, 2025 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.
During the Funds’ fiscal years ended March 31, 2024 and March 31, 2025, and for the period from April 1, 2025 through August 5, 2025, (the “Interim Period”): (i) there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years or Interim Period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal years ended March 31, 2024 and March 31, 2025, and during the Interim Period, neither the Trust nor anyone acting on its behalf consulted with Deloitte & Touche LLP on behalf of the Trust on items that concerned the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds' financial statements, or any matter that was either (i) the subject of a disagreement (as defined in Item 304(a)(1)(iv) under Regulation S-K and related instructions) or (ii) a reportable event (as described in Item 304(a)(1)(v) under Regulation S-K).
The Funds have requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.
Semi-Annual Report	September 30, 2025	207

Investment Advisers: DoubleLine Capital LP and DoubleLine Alternatives LP 2002 North Tampa Street Suite 200 Tampa, FL 33602
Distributor: Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Administrator and Transfer Agent: U.S. Bancorp Fund Services, LLC P.O. Box 219252 Kansas City, MO 64121-9252
Custodians: U.S. Bank, N.A. 1555 North River Center Drive Suite 302 Milwaukee, WI 53212 State Street Bank and Trust Company Channel Center 1 Iron Street Boston, MA 02210
Independent Registered Public Accounting Firm: Deloitte & Touche LLP 695 Town Center Drive, Suite 100 Costa Mesa, CA 92626
Legal Counsel: Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036
Contact Information: doubleline.com fundinfo@doubleline.com (877) DLine11 or (877) 354-6311
DL-SARFINANCIALS-DFT

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is included as part of the Statement of Operations filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed. Not applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the Registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President and
Principal Executive Officer

Date	12/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President and
Principal Executive Officer

Date	12/4/2025

By (Signature and Title)*	/s/ Henry V. Chase
Henry V. Chase, Treasurer and
Principal Financial and Accounting Officer

Date	12/4/2025